    As filed with the Securities and Exchange Commission on April 12, 2002


                                                      Registration No. 033-87382
                                                                       811-08904

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 16                   ( X )


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 33                          ( X )


                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000

                              Stephen W. Brennan, Esq.
                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)

                                    Copy to:

Richard Choi, Esq.                               Sheila K. Davidson, Esq.
Foley & Lardner                                  Senior Vice President
300 K Street                                     and General Counsel
Suite 500                                        New York Life Insurance Company
Washington, DC  20097-5109                       51 Madison Avenue


                                                 New York, New York 10010

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]  on May 1, 2002 pursuant to paragraph (b) of Rule 485.
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]  on __________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Units of interest in a separate account under variable annuity contracts.

                          PROSPECTUS DATED MAY 1, 2002


                                      FOR

                  NEW YORK LIFE LIFESTAGES(R) VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
             51 MADISON AVENUE, ROOM 452, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium New York Life LifeStages(R) Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when income payments will commence, and a guaranteed death benefit if the owner or annuitant dies before income payments have commenced.


     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take the money out of your policy which can be done in several ways. You can split your premium payments among the Fixed Account option, three general account options specifically for the Dollar Cost Averaging Advantage Plan and up to 18 of the 31 variable investment divisions listed below.



-    MainStay VP Bond
-    MainStay VP Capital Appreciation
-    MainStay VP Cash Management
-    MainStay VP Convertible
-    MainStay VP Equity Income
-    MainStay VP Government
-    MainStay VP Growth Equity
-    MainStay VP High Yield Corporate Bond
-    MainStay VP Indexed Equity
-    MainStay VP International Equity
-    MainStay VP Mid Cap Core
-    MainStay VP Mid Cap Growth
-    MainStay VP Small Cap Growth
-    MainStay VP Total Return
-    MainStay VP Value
-    MainStay VP American Century Income & Growth
-    MainStay VP Dreyfus Large Company Value
-    MainStay VP Eagle Asset Management Growth Equity
-    MainStay VP Lord Abbett Developing Growth
-    Alger American Small Capitalization
-    Calvert Social Balanced
-    Dreyfus IP Technology Growth (Initial Shares)
-    Fidelity VIP Contrafund(R) (Initial Class)
-    Fidelity VIP Equity-Income (Initial Class)
-    Janus Aspen Series Balanced
-    Janus Aspen Series Worldwide Growth
-    MFS(R) Investors Trust Series
-    MFS(R) Research Series
-    T. Rowe Price Equity Income
-    Van Eck Worldwide Hard Assets
- Van Kampen UIF Emerging Markets Equity (formerly known as Morgan Stanley UIF Emerging Markets Equity)


     We do not guarantee the investment performance of these variable investment divisions. Depending on current market conditions, you can make or lose money in any of the investment divisions.


     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund (VIP), the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc. and the Van Eck Worldwide Insurance Trust (the "Funds", each individually a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio.



     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 598-2019 or write to us at the address above.


     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS



                                         PAGE
                                         ----
DEFINITIONS............................    3
FEE TABLE..............................    4
QUESTIONS AND ANSWERS ABOUT
  LIFESTAGES(R) VARIABLE ANNUITY.......    9
  How Do I Contact NYLIAC?.............   16
FINANCIAL STATEMENTS...................   16
CONDENSED FINANCIAL INFORMATION........   17
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................   19
  New York Life Insurance and Annuity
     Corporation.......................   19
  The Separate Account.................   19
  The Portfolios.......................   19
  Additions, Deletions or Substitutions
     of Investments....................   20
  Reinvestment.........................   21
THE POLICIES...........................   21
  Selecting the Variable Annuity That's
     Right for You.....................   21
  Qualified and Non-Qualified
     Policies..........................   22
  Policy Application and Premium
     Payments..........................   23
  Payments Returned for Insufficient
     Funds.............................   23
  Your Right to Cancel ("Free Look")...   23
  Issue Ages...........................   24
  Transfers............................   24
     (a) Limits on Transfers...........   24
  Virtual Service Center and
     Interactive Voice Response
     System............................   25
  Dollar Cost Averaging (DCA)
     Programs..........................   25
     (a) Traditional Dollar  Cost
         Averaging.....................   26
     (b) The DCA Advantage  Plan.......   26
  Automatic Asset Reallocation.........   27
  Interest Sweep.......................   28
  Accumulation Period..................   28
     (a) Crediting of Premium
          Payments.....................   28
     (b) Valuation of Accumulation
          Units........................   28
  Riders...............................   28
     (a) Living Needs Benefit Rider....   28
     (b) Unemployment Benefit  Rider...   29
     (c) Investment Protection Plan
         Rider (optional)..............   29
     (d) Enhanced Beneficiary Benefit
         Rider (optional)..............   30
     (e) Enhanced Spousal Continuance
         Rider (optional)..............   32
     (f) Upromise Account Rider
         (optional)....................   32
  Policy Owner Inquiries...............   33
  Records and Reports..................   33
CHARGES AND DEDUCTIONS.................   33
  Surrender Charges....................   33
  Amount of Surrender Charge...........   34
  Exceptions to Surrender Charges......   34



                                         PAGE
                                         ----
  Other Charges........................   34
     (a) Mortality and Expense Risk
          Charges......................   34
     (b) Administration Fee............   34
     (c) Policy Service Charge.........   34
     (d) Fund Charges..................   35
     (e) Investment Protection Plan
         Rider Charge (optional).......   35
     (f) Rider Risk Charge Adjustment
         (optional)....................   35
     (g) Transfer Fees.................   35
     (h) Enhanced Beneficiary Benefit
         Rider Charge..................   35
  Group and Sponsored Arrangements.....   36
  Taxes................................   36
DISTRIBUTIONS UNDER THE POLICY.........   36
  Surrenders and Withdrawals...........   36
     (a) Surrenders....................   37
     (b) Partial Withdrawals...........   37
     (c) Periodic Partial
         Withdrawals...................   37
     (d) Hardship Withdrawals..........   37
  Required Minimum Distribution
      Option...........................   37
  Our Right to Cancel..................   37
  Annuity Commencement Date............   38
  Death Before Annuity Commencement....   38
  Income Payments......................   39
     (a) Election of Income Payment
          Options......................   39
     (b) Proof of Survivorship.........   39
  Delay of Payments....................   40
  Designation of Beneficiary...........   40
  Restrictions Under Internal Revenue
     Code Section 403(b)(11)...........   40
  Loans................................   40
THE FIXED ACCOUNT......................   41
     (a) Interest Crediting............   41
     (b) Transfers to Investment
          Divisions....................   41
     (c) Fixed Account Initial  Premium
         Guarantee.....................   42
THE DCA ADVANTAGE PLAN ACCOUNTS........   42
FEDERAL TAX MATTERS....................   42
  Introduction.........................   42
  Taxation of Annuities in General.....   42
  Qualified Plans......................   43
     (a) Section 403(b) Plans..........   44
     (b) Individual Retirement
          Annuities....................   44
     (c) Roth Individual Retirement
          Annuities....................   44
     (d) Deferred Compensation
          Plans........................   44
     (e) Inherited IRAs................   44
DISTRIBUTOR OF THE POLICIES............   44
VOTING RIGHTS..........................   44
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION...............   46


THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ATTACHED SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit we use to calculate the variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, Fixed Accumulation Value and the DCA Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which we are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policy owner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN ACCOUNTS--The 6-month, 12-month and 18-month DCA accounts used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Accounts.

DOLLAR COST AVERAGING ("DCA") ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Plan Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of our general creditors.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges deducted from the Fixed Account.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use in connection with employee retirement plans that qualify for special federal income tax treatment.

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which we measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies issued under employee retirement plans that qualify for special federal income tax treatment.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                                   FEE TABLE
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                            MAINSTAY VP    MAINSTAY VP                  MAINSTAY VP
                                                              MAINSTAY VP     CAPITAL         CASH       MAINSTAY VP      EQUITY
                                                                 BOND       APPRECIATION   MANAGEMENT    CONVERTIBLE      INCOME
                                                              -----------   ------------   -----------   -----------    -----------
OWNER TRANSACTION EXPENSES
 Surrender Charge (as a % of amount withdrawn)..............
                                                                 7% during Payment Years 1-3; 6% during Payment Year 4; 5% during
                                                                 Payment Year 5; 4% during Payment Year 6; and 0% thereafter.
 Transfer Fee...............................................
                                                                 There is no transfer fee on the first 12 transfers in any Policy
                                                                 Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
 Annual Policy Service Charge...............................
                                                                 Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than $20,000 of Accumulation Value.
 Investment Protection Plan Rider Charge (optional).........
                                                                 Maximum annual charge of 1% of the amount that is guaranteed.
 Rider Risk Charge Adjustment Charge (optional).............
                                                                 Maximum charge of 2% of the amount that is guaranteed for
                                                                 cancellation of the Investment Protection Plan Rider.
 Enhanced Beneficiary Benefit Rider Charge (optional).......
                                                                 Maximum annual charge of 1.00% of the Policy's Accumulation Value, applied on a quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a % of average account value)
 Mortality and Expense Risk Fees............................     1.25%          1.25%         1.25%          1.25%         1.25%
 Administration Fees........................................     0.15%          0.15%         0.15%          0.15%         0.15%
 Total Separate Account Annual Expenses.....................     1.40%          1.40%         1.40%          1.40%         1.40%
FUND ANNUAL EXPENSES
 (as a % of average net assets for the fiscal year ended
   December 31, 2001)(a)
 Advisory Fees..............................................     0.25%          0.36%         0.25%          0.36%         0.70%(b)
 Administration Fees........................................     0.20%          0.20%         0.20%          0.20%         0.00%(b)
 Other Expenses.............................................     0.07%          0.07%         0.09%          0.11%         0.24%
 Total Fund Annual Expenses.................................     0.52%          0.63%         0.54%          0.67%         0.94%(c)

                                                                            MAINSTAY VP
                                                              MAINSTAY VP     GROWTH
                                                              GOVERNMENT      EQUITY
                                                              -----------   -----------
OWNER TRANSACTION EXPENSES
 Surrender Charge (as a % of amount withdrawn)..............
                                                                 7% during Payment
                                                                 Years 1-3; 6% during
                                                                 Payment Year 4; 5%
                                                                 during Payment Year 5;
                                                                 4% during Payment Year
                                                                 6; and 0% thereafter.
 Transfer Fee...............................................
                                                                 There is no transfer
                                                                 fee on the first 12
                                                                 transfers in any
                                                                 Policy Year. However,
                                                                 NYLIAC reserves the
                                                                 right to charge up to
                                                                 $30 for each transfer
                                                                 in excess of 12
                                                                 transfers per Policy
                                                                 Year.
 Annual Policy Service Charge...............................
                                                                 Lesser of $30 per
                                                                 policy or 2% of the
                                                                 Accumulation Value,
                                                                 for policies with less
                                                                 than $20,000 of
                                                                 Accumulation Value.
 Investment Protection Plan Rider Charge (optional).........
                                                                 Maximum annual charge
                                                                 of 1% of the amount
                                                                 that is guaranteed.
 Rider Risk Charge Adjustment Charge (optional).............
                                                                 Maximum charge of 2%
                                                                 of the amount that is
                                                                 guaranteed for
                                                                 cancellation of the
                                                                 Investment Protection
                                                                 Plan Rider.
 Enhanced Beneficiary Benefit Rider Charge (optional).......
                                                                 Maximum annual charge
                                                                 of 1.00% of the
                                                                 Policy's Accumulation
                                                                 Value, applied on a
                                                                 quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a % of average account value)
 Mortality and Expense Risk Fees............................     1.25%         1.25%
 Administration Fees........................................     0.15%         0.15%
 Total Separate Account Annual Expenses.....................     1.40%         1.40%
FUND ANNUAL EXPENSES
 (as a % of average net assets for the fiscal year ended
   December 31, 2001)(a)
 Advisory Fees..............................................     0.30%         0.25%
 Administration Fees........................................     0.20%         0.20%
 Other Expenses.............................................     0.10%         0.05%
 Total Fund Annual Expenses.................................     0.60%         0.50%


                                                              MAINSTAY VP
                                                              HIGH YIELD    MAINSTAY VP    MAINSTAY VP    MAINSTAY VP   MAINSTAY VP
                                                               CORPORATE      INDEXED     INTERNATIONAL     MID CAP       MID CAP
                                                                 BOND         EQUITY         EQUITY          CORE         GROWTH
                                                              -----------   -----------   -------------   -----------   -----------
OWNER TRANSACTION EXPENSES
 Surrender Charge (as a % of amount withdrawn)..............
                                                                 7% during Payment Years 1-3; 6% during Payment Year 4; 5% during
                                                                 Payment Year 5; 4% during Payment Year 6; and 0% thereafter.
 Transfer Fee...............................................
                                                                 There is no transfer fee on the first 12 transfers in any Policy
                                                                 Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
 Annual Policy Service Charge...............................
                                                                 Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than $20,000 of Accumulation Value.
 Investment Protection Plan Rider Charge (optional).........
                                                                 Maximum annual charge of 1% of the amount that is guaranteed.
 Rider Risk Charge Adjustment Charge (optional).............
                                                                 Maximum charge of 2% of the amount that is guaranteed for
                                                                 cancellation of the Investment Protection Plan Rider.
 Enhanced Beneficiary Benefit Rider Charge (optional).......
                                                                 Maximum annual charge of 1.00% of the Policy's Accumulation Value, applied on a quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a % of average account value)
 Mortality and Expense Risk Fees............................     1.25%         1.25%          1.25%          1.25%         1.25%
 Administration Fees........................................     0.15%         0.15%          0.15%          0.15%         0.15%
 Total Separate Account Annual Expenses.....................     1.40%         1.40%          1.40%          1.40%         1.40%
FUND ANNUAL EXPENSES
 (as a % of average net assets for the fiscal year ended
   December 31, 2001)(a)
 Advisory Fees..............................................     0.30%         0.10%          0.60%          0.85%(b)      0.75%(b)
 Administration Fees........................................     0.20%         0.20%          0.20%          0.00%(b)      0.00%(b)
 Other Expenses.............................................     0.08%         0.07%          0.32%          0.24%         0.24%
 Total Fund Annual Expenses.................................     0.58%         0.37%          1.12%          1.09%(d)      0.99%(e)


                                                              MAINSTAY VP    MAINSTAY VP
                                                               SMALL CAP        TOTAL
                                                                GROWTH         RETURN
                                                              -----------    -----------
OWNER TRANSACTION EXPENSES
 Surrender Charge (as a % of amount withdrawn)..............
                                                                 7% during Payment Years
                                                                 1-3; 6% during Payment
                                                                 Year 4; 5% during
                                                                 Payment Year 5; 4%
                                                                 during Payment Year 6;
                                                                 and 0% thereafter.
 Transfer Fee...............................................
                                                                 There is no transfer fee
                                                                 on the first 12
                                                                 transfers in any Policy
                                                                 Year. However, NYLIAC
                                                                 reserves the right to
                                                                 charge up to $30 for
                                                                 each transfer in excess
                                                                 of 12 transfers per
                                                                 Policy Year.
 Annual Policy Service Charge...............................
                                                                 Lesser of $30 per policy
                                                                 or 2% of the
                                                                 Accumulation Value, for
                                                                 policies with less than
                                                                 $20,000 of Accumulation
                                                                 Value.
 Investment Protection Plan Rider Charge (optional).........
                                                                 Maximum annual charge of
                                                                 1% of the amount that is
                                                                 guaranteed.
 Rider Risk Charge Adjustment Charge (optional).............
                                                                 Maximum charge of 2% of
                                                                 the amount that is
                                                                 guaranteed for
                                                                 cancellation of the
                                                                 Investment Protection
                                                                 Plan Rider.
 Enhanced Beneficiary Benefit Rider Charge (optional).......
                                                                 Maximum annual charge of
                                                                 1.00% of the Policy's
                                                                 Accumulation Value,
                                                                 applied on a quarterly
                                                                 basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a % of average account value)
 Mortality and Expense Risk Fees............................     1.25%          1.25%
 Administration Fees........................................     0.15%          0.15%
 Total Separate Account Annual Expenses.....................     1.40%          1.40%
FUND ANNUAL EXPENSES
 (as a % of average net assets for the fiscal year ended
   December 31, 2001)(a)
 Advisory Fees..............................................     1.00%(b)       0.32%
 Administration Fees........................................     0.00%(b)       0.20%
 Other Expenses.............................................     0.24%          0.07%
 Total Fund Annual Expenses.................................     1.24%(f)       0.59%


------------

(a) The Fund or its agents provided the fees and charges, which are based on 2001 expenses and may reflect estimated charges. We have not verified the accuracy of the information provided by the agents.

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                        MAINSTAY VP
                                                                            MAINSTAY VP   MAINSTAY VP      EAGLE       MAINSTAY
                                                                             AMERICAN       DREYFUS        ASSET          VP
                                                                              CENTURY        LARGE      MANAGEMENT    LORD ABBETT
                                                              MAINSTAY VP    INCOME &       COMPANY       GROWTH      DEVELOPING
                                                                 VALUE        GROWTH         VALUE        EQUITY        GROWTH
                                                              -----------   -----------   -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
 Surrender Charge (as a % of amount withdrawn)..............
                                                              7% during Payment Years 1-3; 6% during Payment Year 4; 5% during
                                                              Payment Year 5; 4% during Payment Year 6; and 0% thereafter.
 Transfer Fee...............................................
                                                              There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
 Annual Policy Service Charge...............................
                                                              Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than $20,000 of Accumulation Value.
 Investment Protection Plan Rider Charge (optional).........
                                                              Maximum annual charge of 1% of the amount that is guaranteed.
 Rider Risk Charge Adjustment Charge (optional).............
                                                              Maximum charge of 2% of the amount that is guaranteed for
                                                              cancellation of the Investment Protection Plan Rider.
 Enhanced Beneficiary Benefit Rider Charge (optional).......
                                                              Maximum annual charge of 1.00% of the Policy's Accumulation Value, applied on a quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a % of average account value)
 Mortality and Expense Risk Fees............................     1.25%         1.25%         1.25%         1.25%         1.25%
 Administration Fees........................................     0.15%         0.15%         0.15%         0.15%         0.15%
 Total Separate Account Annual Expenses.....................     1.40%         1.40%         1.40%         1.40%         1.40%
FUND ANNUAL EXPENSES
 (as a % of average net assets for the fiscal year ended
   December 31, 2001)(a)
 Advisory Fees..............................................     0.36%         0.50%         0.60%         0.50%         0.60%
 Administration Fees........................................     0.20%         0.20%         0.20%         0.20%         0.20%
 Other Expenses.............................................     0.08%         0.18%         0.19%         0.10%         0.28%
 Total Fund Annual Expenses.................................     0.64%         0.88%         0.99%         0.80%         1.08%


                                                                  ALGER
                                                                 AMERICAN      CALVERT    DREYFUS IP
                                                                  SMALL         SOCIAL    TECHNOLOGY   FIDELITY VIP
                                                              CAPITALIZATION   BALANCED     GROWTH     CONTRAFUND(R)
                                                              --------------   --------   ----------   -------------
OWNER TRANSACTION EXPENSES
 Surrender Charge (as a % of amount withdrawn)..............
                                                              7% during Payment Years 1-3; 6% during
                                                              Payment Year 4; 5% during Payment Year
                                                              5; 4% during Payment Year 6; and 0%
                                                              thereafter.
 Transfer Fee...............................................
                                                              There is no transfer fee on the first
                                                              12 transfers in any Policy Year.
                                                              However, NYLIAC reserves the right to
                                                              charge up to $30 for each transfer in
                                                              excess of 12 transfers per Policy
                                                              Year.
 Annual Policy Service Charge...............................
                                                              Lesser of $30 per policy or 2% of the
                                                              Accumulation Value, for policies with
                                                              less than $20,000 of Accumulation
                                                              Value.
 Investment Protection Plan Rider Charge (optional).........
                                                              Maximum annual charge of 1% of the
                                                              amount that is guaranteed.
 Rider Risk Charge Adjustment Charge (optional).............
                                                              Maximum charge of 2% of the amount
                                                              that is guaranteed for cancellation of
                                                              the Investment Protection Plan Rider.
 Enhanced Beneficiary Benefit Rider Charge (optional).......
                                                              Maximum annual charge of 1.00% of the
                                                              Policy's Accumulation Value, applied
                                                              on a quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a % of average account value)
 Mortality and Expense Risk Fees............................      1.25%         1.25%       1.25%          1.25%
 Administration Fees........................................      0.15%         0.15%       0.15%          0.15%
 Total Separate Account Annual Expenses.....................      1.40%         1.40%       1.40%          1.40%
FUND ANNUAL EXPENSES
 (as a % of average net assets for the fiscal year ended
   December 31, 2001)(a)
 Advisory Fees..............................................      0.85%        0.425%       0.75%          0.58%
 Administration Fees........................................      0.00%        0.275%       0.00%          0.00%
 Other Expenses.............................................      0.07%         0.18%       0.12%          0.10%
 Total Fund Annual Expenses.................................      0.92%         0.88%(g)    0.87%(h)       0.68%(i)


                                                                                               JANUS        MFS(R)
                                                              FIDELITY VIP      JANUS       ASPEN SERIES   INVESTORS    MFS(R)
                                                                 EQUITY      ASPEN SERIES    WORLDWIDE       TRUST     RESEARCH
                                                                 INCOME        BALANCED        GROWTH       SERIES      SERIES
                                                              ------------   ------------   ------------   ---------   --------
OWNER TRANSACTION EXPENSES
 Surrender Charge (as a % of amount withdrawn)..............
                                                              7% during Payment Years 1-3; 6% during Payment Year 4; 5% during
                                                              Payment Year 5; 4% during Payment Year 6; and 0% thereafter.
 Transfer Fee...............................................
                                                              There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
 Annual Policy Service Charge...............................
                                                              Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than $20,000 of Accumulation Value.
 Investment Protection Plan Rider Charge (optional).........
                                                              Maximum annual charge of 1% of the amount that is guaranteed.
 Rider Risk Charge Adjustment Charge (optional).............
                                                              Maximum charge of 2% of the amount that is guaranteed for
                                                              cancellation of the Investment Protection Plan Rider.
 Enhanced Beneficiary Benefit Rider Charge (optional).......
                                                              Maximum annual charge of 1.00% of the Policy's Accumulation
                                                              Value, applied on a quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a % of average account value)
 Mortality and Expense Risk Fees............................     1.25%          1.25%          1.25%         1.25%      1.25%
 Administration Fees........................................     0.15%          0.15%          0.15%         0.15%      0.15%
 Total Separate Account Annual Expenses.....................     1.40%          1.40%          1.40%         1.40%      1.40%
FUND ANNUAL EXPENSES
 (as a % of average net assets for the fiscal year ended
   December 31, 2001)(a)
 Advisory Fees..............................................     0.48%          0.65%          0.65%         0.75%      0.75%
 Administration Fees........................................     0.00%          0.00%          0.00%         0.00%      0.00%
 Other Expenses.............................................     0.10%          0.01%          0.04%         0.15%      0.15%
 Total Fund Annual Expenses.................................     0.58%(i)       0.66%          0.69%         0.90%(j)   0.90%(j)


                                                                                VAN ECK       VAN KAMPEN
                                                              T. ROWE PRICE    WORLDWIDE     UIF EMERGING
                                                              EQUITY INCOME   HARD ASSETS   MARKETS EQUITY
                                                              -------------   -----------   --------------
OWNER TRANSACTION EXPENSES
 Surrender Charge (as a % of amount withdrawn)..............
                                                              7% during Payment Years 1-3; 6% during
                                                              Payment Year 4; 5% during Payment Year 5; 4%
                                                              during Payment Year 6; and 0% thereafter.
 Transfer Fee...............................................
                                                              There is no transfer fee on the first 12
                                                              transfers in any Policy Year. However,
                                                              NYLIAC reserves the right to charge up to
                                                              $30 for each transfer in excess of 12
                                                              transfers per Policy Year.
 Annual Policy Service Charge...............................
                                                              Lesser of $30 per policy or 2% of the
                                                              Accumulation Value, for policies with less
                                                              than $20,000 of Accumulation Value.
 Investment Protection Plan Rider Charge (optional).........
                                                              Maximum annual charge of 1% of the amount
                                                              that is guaranteed.
 Rider Risk Charge Adjustment Charge (optional).............
                                                              Maximum charge of 2% of the amount that is
                                                              guaranteed for cancellation of the
                                                              Investment Protection Plan Rider.
 Enhanced Beneficiary Benefit Rider Charge (optional).......
                                                              Maximum annual charge of 1.00% of the
                                                              Policy's Accumulation Value, applied on a
                                                              quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a % of average account value)
 Mortality and Expense Risk Fees............................      1.25%          1.25%          1.25%
 Administration Fees........................................      0.15%          0.15%          0.15%
 Total Separate Account Annual Expenses.....................      1.40%          1.40%          1.40%
FUND ANNUAL EXPENSES
 (as a % of average net assets for the fiscal year ended
   December 31, 2001)(a)
 Advisory Fees..............................................      0.85%(k)       1.00%          1.25%
 Administration Fees........................................      0.00%          0.00%          0.25%
 Other Expenses.............................................      0.00%          0.18%          0.62%
 Total Fund Annual Expenses.................................      0.85%          1.18%          2.12%(l)


------------


(b) The fees designated as "Advisory Fees" reflect "Management Fees", which includes both Advisory Fees and Administrative Fees for this Investment Division.


(c) The sale of Policies offering this Investment Division began on July 6, 2001. "Other Expenses" are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to reduce its fees and reimburse the operating expense of the Portfolio to the extent such expenses would cause "Total Fund Annual Expenses" to exceed 0.89% of average daily net assets. This fee reduction and reimbursement agreement may be terminated by NYLIM at any time. After taking into account this fee reduction and reimbursement agreement, estimated "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" for the current year are 0.65%, 0.24% and 0.89% respectively.


(d) The sale of Policies offering this Investment Division began on July 6, 2001. "Other Expenses" are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to reduce its fees and reimburse the operating expense of the Portfolio to the extent such expenses would cause "Total Fund Annual Expenses" to exceed 0.98% of average daily net assets. This fee reduction and reimbursement agreement may be terminated by NYLIM at any time. After taking into account this fee reduction and reimbursement agreement, estimated "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" for the current year are 0.74%, 0.24% and 0.98% respectively.


(e) The sale of Policies offering this Investment Division began on July 6, 2001. "Other Expenses" are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to reduce its fees and reimburse the operating expense of the Portfolio to the extent such expenses would cause "Total Fund Annual Expenses" to exceed 0.97% of average daily net assets. This fee reduction and reimbursement agreement may be terminated by NYLIM at any time. After taking into account this fee reduction and reimbursement agreement, estimated "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" for the current year are 0.73%, 0.24% and 0.97% respectively.


(f) The sale of Policies offering this Investment Division began on July 6, 2001. "Other Expenses" are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to reduce its fees and reimburse the operating expense of the Portfolio to the extent such expenses would cause "Total Fund Annual Expenses" to exceed 0.95% of average daily net assets. This fee reduction and reimbursement agreement may be terminated by NYLIM at any time. After taking into account this fee reduction and reimbursement agreement, estimated "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" for the current year are 0.71%, 0.24% and 0.95% respectively.


(g) "Other Expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be 0.87% for Social Balanced.


(h) These expenses are for the fiscal year ended December 31, 2001. Expenses in the current year and in future years may be higher or lower than the expenses presented.


(i) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.


(j) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series expenses. "Other Expenses" do not take into account these expense reductions, and therefore are higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal 0.89% for Research Series and 0.89% for Investors Trust Series.


(k)  The "Advisory Fees" include the ordinary operating expenses of the Fund.



(l) The management fee for certain portfolios may be reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the portfolio's adviser to the extent total annual operating expenses exceed 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Had these fee reductions been taken into account, the "Advisory Fees", "Administration Fees", "Other Expenses" and "Total Fund Annual Expenses", respectively, would be 0.98%, 0.25%, 0.62%, 1.85%. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" are 0.10% of such investment related expenses.

EXAMPLES(1)


     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the Separate Account and the Funds. However, the table does not reflect the charges for the optional Investment Protection Plan Rider, which would add a maximum of $10.00 per year for each year that the rider is in effect. If you cancel the Investment Protection Plan Rider at any time prior to surrendering the policy, a one-time charge of up to $20.00 would apply to the extent permitted by state law. The table also does not reflect the charges for the optional Enhanced Beneficiary Benefit Rider, which, under the assumptions stated below, would add a maximum charge of $10.25 in the first Policy Year, $32.00 in the first three Policy Years, $55.50 in the first five Policy Years, and $122.90 in the first ten Policy Years to the numbers listed below. Charges and expenses may be higher or lower in future years. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes on surrender of the policy or the Annuity Commencement Date.


     You would pay the following expenses on a $1,000 investment in one of the Investment Divisions listed, assuming a 5% annual return on assets:

        1. If you surrender your policy at the end of the stated time period:


                                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                       --------   --------   --------   --------
                MainStay VP Bond.....................................  $ 87.49    $138.48    $171.70    $257.74
                MainStay VP Capital Appreciation.....................  $ 88.54    $141.64    $177.07    $269.08
                MainStay VP Cash Management..........................  $ 87.68    $139.05    $172.67    $259.81
                MainStay VP Convertible..............................  $ 88.93    $142.78    $179.01    $273.16
                MainStay VP Equity Income............................  $ 91.51    $150.51    $192.08    $300.35
                MainStay VP Government...............................  $ 88.25    $140.78    $175.60    $265.98
                MainStay VP Growth Equity............................  $ 87.30    $137.91    $170.72    $255.68
                MainStay VP High Yield Corporate Bond................  $ 88.07    $140.21    $174.64    $263.94
                MainStay VP Indexed Equity...........................  $ 86.05    $134.15    $164.32    $242.09
                MainStay VP International Equity.....................  $ 93.23    $155.62    $200.69    $318.06
                MainStay VP Mid Cap Core.............................  $ 92.94    $154.77    $199.27    $315.13
                MainStay VP Mid Cap Growth...........................  $ 91.99    $151.93    $194.48    $305.29
                MainStay VP Small Cap Growth.........................  $ 94.38    $159.03    $206.42    $329.72
                MainStay VP Total Return.............................  $ 88.16    $140.49    $175.12    $264.97
                MainStay VP Value....................................  $ 88.64    $141.92    $177.54    $270.08
                MainStay VP American Century Income & Growth.........  $ 90.93    $148.79    $189.18    $294.36
                MainStay VP Dreyfus Large Company Value..............  $ 91.99    $151.93    $194.48    $305.29
                MainStay VP Eagle Asset Management Growth Equity.....  $ 90.17    $146.50    $185.32    $286.33
                MainStay VP Lord Abbett Developing Growth............  $ 92.85    $154.49    $198.79    $314.17
                Alger American Small Capitalization..................  $ 91.32    $149.93    $191.11    $298.36
                Calvert Social Balanced..............................  $ 90.93    $148.79    $189.18    $294.36
                Dreyfus IP Technology Growth.........................  $ 90.84    $148.51    $188.71    $293.37
                Fidelity VIP Contrafund(R)...........................  $ 89.02    $143.08    $179.51    $274.19
                Fidelity VIP Equity-Income...........................  $ 88.07    $140.21    $174.64    $263.94
                Janus Aspen Series Balanced..........................  $ 88.83    $142.50    $178.53    $272.14
                Janus Aspen Series Worldwide Growth..................  $ 89.11    $143.36    $179.98    $275.20
                MFS(R) Investors Trust Series........................  $ 91.13    $149.37    $190.15    $296.37
                MFS(R) Research Series...............................  $ 91.13    $149.37    $190.15    $296.37
                T. Rowe Price Equity Income..........................  $ 90.64    $147.93    $187.73    $291.36
                Van Eck Worldwide Hard Assets........................  $ 93.81    $157.33    $203.56    $323.92
                Van Kampen UIF Emerging Markets Equity...............  $102.81    $183.72    $247.41    $410.94


        2. If you annuitize your policy at the end of the stated time period:


                MainStay VP Bond.....................................  $ 87.49    $ 70.20    $120.23    $257.74
                MainStay VP Capital Appreciation.....................  $ 88.54    $ 73.58    $125.89    $269.08
                MainStay VP Cash Management..........................  $ 87.68    $ 70.80    $121.25    $259.81
                MainStay VP Convertible..............................  $ 88.93    $ 74.80    $127.93    $273.16
                MainStay VP Equity Income............................  $ 91.51    $ 83.08    $141.67    $300.35
                MainStay VP Government...............................  $ 88.25    $ 72.65    $124.34    $265.98


---------------

(1) For purposes of calculating these examples, we have expressed the annual policy service charge as an annual percentage of assets based on the average size of policies having an Accumulation Value of less than $20,000 on December 31, 2001. The average size is $10,000. This calculation method reasonably reflects the annual policy service charge applicable to policies having an Accumulation Value of less than $20,000. The annual policy service charge does not apply to policies having an Accumulation Value of $20,000 or greater. The expenses shown, therefore, would be slightly lower if your policy's Accumulation Value is $20,000 or greater.

                                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                       --------   --------   --------   --------
                MainStay VP Growth Equity............................  $ 87.30    $ 69.58    $119.20    $255.68
                MainStay VP High Yield Corporate Bond................  $ 88.07    $ 72.05    $123.32    $263.94
                MainStay VP Indexed Equity...........................  $ 86.05    $ 65.56    $112.46    $242.09
                MainStay VP International Equity.....................  $ 93.23    $ 88.54    $150.73    $318.06
                MainStay VP Mid Cap Core.............................  $ 92.94    $ 87.64    $149.24    $315.13
                MainStay VP Mid Cap Growth...........................  $ 91.99    $ 84.60    $144.20    $305.29
                MainStay VP Small Cap Growth.........................  $ 94.38    $ 92.20    $156.77    $329.72
                MainStay VP Total Return.............................  $ 88.16    $ 72.34    $123.82    $264.97
                MainStay VP Value....................................  $ 88.64    $ 73.87    $126.38    $270.08
                MainStay VP American Century Income & Growth.........  $ 90.93    $ 81.23    $138.62    $294.36
                MainStay VP Dreyfus Large Company Value..............  $ 91.99    $ 84.60    $144.20    $305.29
                MainStay VP Eagle Asset Management Growth Equity.....  $ 90.17    $ 78.78    $134.56    $286.33
                MainStay VP Lord Abbett Developing Growth............  $ 92.85    $ 87.34    $148.74    $314.17
                Alger American Small Capitalization..................  $ 91.32    $ 82.45    $140.65    $298.36
                Calvert Social Balanced..............................  $ 90.93    $ 81.23    $138.62    $294.36
                Dreyfus IP Technology Growth.........................  $ 90.84    $ 80.93    $138.13    $293.37
                Fidelity VIP Contrafund(R)...........................  $ 89.02    $ 75.12    $128.45    $274.19
                Fidelity VIP Equity-Income...........................  $ 88.07    $ 72.05    $123.32    $263.94
                Janus Aspen Series Balanced..........................  $ 88.83    $ 74.50    $127.42    $272.14
                Janus Aspen Series Worldwide Growth..................  $ 89.11    $ 75.42    $128.95    $275.20
                MFS(R) Investors Trust Series........................  $ 91.13    $ 81.86    $139.64    $296.37
                MFS(R) Research Series...............................  $ 91.13    $ 81.86    $139.64    $296.37
                T. Rowe Price Equity Income..........................  $ 90.64    $ 80.31    $137.10    $291.36
                Van Eck Worldwide Hard Assets........................  $ 93.81    $ 90.38    $153.76    $323.92
                Van Kampen UIF Emerging Markets Equity...............  $102.81    $118.64    $199.91    $410.94


     3. If you do not surrender your policy:


                                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                       --------   --------   --------   --------
                MainStay VP Bond.....................................  $ 22.77    $ 70.20    $120.23    $257.74
                MainStay VP Capital Appreciation.....................  $ 23.90    $ 73.58    $125.89    $269.08
                MainStay VP Cash Management..........................  $ 22.98    $ 70.80    $121.25    $259.81
                MainStay VP Convertible..............................  $ 24.31    $ 74.80    $127.93    $273.16
                MainStay VP Equity Income............................  $ 27.07    $ 83.08    $141.67    $300.35
                MainStay VP Government...............................  $ 23.59    $ 72.65    $124.34    $265.98
                MainStay VP Growth Equity............................  $ 22.57    $ 69.58    $119.20    $255.68
                MainStay VP High Yield Corporate Bond................  $ 23.39    $ 72.05    $123.32    $263.94
                MainStay VP Indexed Equity...........................  $ 21.24    $ 65.56    $112.46    $242.09
                MainStay VP International Equity.....................  $ 28.90    $ 88.54    $150.73    $318.06
                MainStay VP Mid Cap Core.............................  $ 28.59    $ 87.64    $149.24    $315.13
                MainStay VP Mid Cap Growth...........................  $ 27.58    $ 84.60    $144.20    $305.29
                MainStay VP Small Cap Growth.........................  $ 30.13    $ 92.20    $156.77    $329.72
                MainStay VP Total Return.............................  $ 23.49    $ 72.34    $123.82    $264.97
                MainStay VP Value....................................  $ 24.00    $ 73.87    $126.38    $270.08
                MainStay VP American Century Income & Growth.........  $ 26.45    $ 81.23    $138.62    $294.36
                MainStay VP Dreyfus Large Company Value..............  $ 27.58    $ 84.60    $144.20    $305.29
                MainStay VP Eagle Asset Management Growth Equity.....  $ 25.63    $ 78.78    $134.56    $286.33
                MainStay VP Lord Abbett Developing Growth............  $ 28.49    $ 87.34    $148.74    $314.17
                Alger American Small Capitalization..................  $ 26.86    $ 82.45    $140.65    $298.36
                Calvert Social Balanced..............................  $ 26.45    $ 81.23    $138.62    $294.36
                Dreyfus IP Technology Growth.........................  $ 26.35    $ 80.93    $138.13    $293.37
                Fidelity VIP Contrafund(R)...........................  $ 24.41    $ 75.12    $128.45    $274.19
                Fidelity VIP Equity-Income...........................  $ 23.39    $ 72.05    $123.32    $263.94
                Janus Aspen Series Balanced..........................  $ 24.21    $ 74.50    $127.42    $272.14
                Janus Aspen Series Worldwide Growth..................  $ 24.51    $ 75.42    $128.95    $275.20
                MFS(R) Investors Trust Series........................  $ 26.66    $ 81.86    $139.64    $296.37
                MFS(R) Research Series...............................  $ 26.66    $ 81.86    $139.64    $296.37
                T. Rowe Price Equity Income..........................  $ 26.14    $ 80.31    $137.10    $291.36
                Van Eck Worldwide Hard Assets........................  $ 29.52    $ 90.38    $153.76    $323.92
                Van Kampen UIF Emerging Markets Equity...............  $ 39.12    $118.64    $199.91    $410.94


THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES. THE ACTUAL EXPENSES PAID OR PERFORMANCE ACHIEVED MAY BE GREATER OR LESS THAN THOSE SHOWN.

           QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS LIFESTAGES(R) VARIABLE ANNUITY?


     A LifeStages(R) Variable Annuity is a Flexible Premium Deferred Variable Retirement Annuity policy. NYLIAC issues the policy. You may allocate premium payments to one or more of the Investment Divisions of the Separate Account, or to the Fixed Account. In addition you may also allocate premium payments to one or more DCA Advantage Plan Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Account and the DCA Advantage Plan Accounts.


2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (i) SEPARATE ACCOUNT


             The Separate Account currently consists of 37 investment divisions, 31 of which are available under this policy. The available Investment Divisions are listed on the first page of this Prospectus. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


        (ii) FIXED ACCOUNT

             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will reflect a fixed interest rate. (See "THE FIXED ACCOUNT.")


     (b) You can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of three DCA Advantage Plan Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Accounts at rates we have set in advance. The DCA Advantage Plan allows you to set up automatic dollar cost averaging from the DCA Advantage Plan Accounts into the Investment Divisions and/or the Fixed Account. (See "THE POLICIES--Dollar Cost Averaging (DCA) Program--The DCA Advantage Plan.").


3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?


     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date. The maximum amount you are allowed to transfer from the Fixed Account during any Policy Year is 20%. (See "THE FIXED ACCOUNT.") Generally, you can transfer a minimum amount of $500, unless we agree otherwise. You can make unlimited transfers each Policy Year subject to the Limits on Transfers. (See "THE POLICIES--Transfers.")


     You can make transfers to the investment divisions, from the Fixed Account and the DCA Advantage Plan Accounts, although certain restrictions may apply. (See "THE FIXED ACCOUNT" and "THE POLICIES--Dollar Cost Averaging (DCA) Program--The DCA Advantage Plan Accounts.") In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation or Interest Sweep options described in this Prospectus. You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date we start making Income Payments to you, we will deduct a policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $20,000. This charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender. In addition, we deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to .15% of the net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Other Charges.")

     The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Other Charges.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies. This charge is assessed as a percentage of the amount of premium payment withdrawn during the first six Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

                        PAYMENT YEAR                          SURRENDER CHARGE
                        ------------                          ----------------
1...........................................................         7%
2...........................................................         7%
3...........................................................         7%
4...........................................................         6%
5...........................................................         5%
6...........................................................         4%
7+..........................................................         0%

     For purposes of calculating the surrender charge, we treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).


     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value at the time of the withdrawal; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")



     If you select the Investment Protection Plan Rider (in jurisdictions where available), we will deduct a charge on each policy quarter, based on the amount that is guaranteed. (See "OTHER CHARGES--Investment Protection Plan Rider Charge.") The maximum annual charge for this feature is 1% of the amount that is guaranteed. To the extent permitted by law, we may deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "OTHER CHARGES--Rider Risk Charge Adjustment.") The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We set both of these charges at our sole discretion, subject to the stated maximums. You should consult with your registered representative to determine the percentages we are currently charging before you select the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective for the Investment Protection Plan.



     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in states where available), we will deduct a charge on the first Business Day of each policy quarter that the Rider is in effect based on the Accumulation Value as of that date. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable quarter. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage we are currently charging before you elect this Rider. This charge will not change once your policy is issued.



     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)


5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?


     Unless we permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. You can make additional premium payments of at least $500 or such lower amount as we may permit at any time. You have a choice of sending premium payments directly to NYLIAC. We may agree to other methods of payment. The maximum aggregate amount of premium payments we accept is $1,000,000, without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.


6. HOW ARE PREMIUM PAYMENTS ALLOCATED?


     We will allocate the initial premium payment to the Investment Divisions, Fixed Account and DCA Advantage Plan Accounts you have selected within two Business Days after receipt, subject to our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received.



     You may allocate the initial premium payment and thereafter maintain the Accumulation Value in up to 18 Investment Divisions (including the DCA Advantage Plan Accounts), plus the Fixed Account (See "AUTOMATIC ASSET REALLOCATION"). Moreover, you may raise or lower the percentages of the premium payment (which must be in whole number percentages) you place in each Allocation Alternative at the time you make a premium payment. However, any change to your allocations may not result in the Accumulation Value being allocated to more than 18 Investment Divisions (including the DCA Advantage Plan Accounts) plus the Fixed Account. The minimum amount which you may place in any one Allocation Alternative (except the DCA Advantage Plan Accounts) is $25, or such lower amount as we may permit. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative and the number of Investment Divisions to which you allocate your Accumulation Value.

7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?


     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, we reserve the right to terminate your policy, subject to applicable state laws. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.


8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     If you or the Annuitant dies before the Annuity Commencement Date, we will pay the Beneficiary under the policy an amount equal to the greater of:

        (a) the Accumulation Value, less any outstanding loan balance,

        (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, or


        (c) the "reset value" (as described under "Death Before Annuity Commencement" in this Prospectus) plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, partial withdrawals ("proportional" withdrawals in New York) and applicable surrender charges since the most recent "reset date."


     If the Beneficiary is the spouse of the Annuitant or the owner, see Question 11. (Also see "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?


     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA and SEP policies only; Inherited IRA policies are excluded). If your spouse chooses to continue the policy, we will not pay the death benefit proceeds as a consequence of your death. If you elect the EBB and the Enhanced Spousal Continuance ("ESC") Rider applies, see the EBB and ESC Riders for details.


12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?

     You can cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. We will return the account value (in states where approved), otherwise you will then receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value on the date we receive the policy, without any deduction for premium taxes or a surrender charge.

13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. HOW WILL NYLIAC CALCULATE INVESTMENT PERFORMANCE OF THE SEPARATE ACCOUNT?


     YIELDS. The yield of the MainStay VP Cash Management Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified seven-day period. In calculating the yield, we assume that the income generated for that seven-day period is generated each seven-day period over a 52-week period. The current yield is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned in the MainStay VP Cash Management Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven-day period ended December 31, 2001, the MainStay VP Cash Management Investment Division's yield and effective yield were 0.29% and 0.29%, respectively.



     The yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Divisions refers to the annualized income generated in that Investment Division over a specified thirty-day period. In calculating the yield, we assume that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period. The current yield is shown as a percentage of the investment. For the 30-day period ended December 31, 2001, the annualized yields for the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions were 2.55%, 8.22% and 3.38%, respectively.


     The yield calculations do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that the surrender charge is applicable to a particular policy, the yield of that policy will be reduced. Past performance is no indication of future performance. For additional information regarding the yields described above, please refer to the Statement of Additional Information.


     TOTAL RETURN CALCULATIONS. The following tables present performance data for each of the Investment Divisions for periods ended December 31, 2001. The average annual total return (if surrendered) data reflect all Separate Account and Fund annual expenses shown in the Fee Table. The average annual total return (if surrendered) figures assume that the policy is surrendered at the end of the periods shown. The annual policy service charge, which is charged to policies with an Accumulation Value of less than $20,000, is not reflected. This fee, if applicable, would reduce the rates of return. The average annual total return (no surrenders) does not reflect the deduction of any surrender charges. All rates of return include the reinvestment of investment income, including interest and dividends.


     Certain Portfolios existed prior to the date that they were added to an Investment Division of the Separate Account. For periods prior to an Investment Division's inception date, the performance of the Investment Division was derived from the performance of the corresponding Portfolios, as modified to reflect the Separate Account and Fund annual expenses as if the policy had been available during the periods shown. The results shown are not an estimate or guarantee of future investment performance for the Investment Divisions.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                          AVERAGE ANNUAL TOTAL RETURN
                     (FOR PERIODS ENDED DECEMBER 31, 2001)



                                                         MAINSTAY VP     MAINSTAY VP                   MAINSTAY VP
                                          MAINSTAY VP      CAPITAL          CASH        MAINSTAY VP      EQUITY       MAINSTAY VP
        INVESTMENT DIVISIONS:                BOND        APPRECIATION    MANAGEMENT     CONVERTIBLE      INCOME       GOVERNMENT
        ---------------------                ----        ------------    -----------    -----------    -----------    -----------
      PORTFOLIO INCEPTION DATE:
      -------------------------             1/23/84        1/29/93         1/29/93        10/1/96        7/2/01         1/29/93
 INVESTMENT DIVISION INCEPTION DATE:
 -----------------------------------        5/1/95          5/1/95         5/1/95         10/1/96        7/6/01         5/1/95
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year................................        0.96%        -29.06%          -4.06%         -9.62%             --         -1.47%
3 Year................................        2.07%         -8.24%           1.25%          6.12%             --          1.90%
5 Year................................        4.88%          5.68%           2.71%          7.47%             --          4.72%
10 Year...............................        5.62%             --              --             --             --             --
Since Portfolio Inception.............        7.77%         10.34%           3.27%          7.96%         -7.92%          4.91%
Since Investment Division
  Inception*..........................        5.26%         10.21%           3.62%          7.96%         -7.91%          5.17%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year................................        7.75%        -24.29%           2.39%         -3.54%             --          5.16%
3 Year................................        4.26%         -6.22%           3.47%          8.15%             --          4.10%
5 Year................................        5.69%          6.47%           3.59%          8.21%             --          5.54%
10 Year...............................        5.62%             --              --             --             --             --
Since Portfolio Inception.............        7.77%         10.34%           3.27%          8.51%         -1.73%          4.91%
Since Investment Division
  Inception*..........................        5.26%         10.21%           3.62%          8.51%         -1.72%          5.17%



                                        MAINSTAY VP    MAINSTAY VP
                                          DREYFUS      EAGLE ASSET    MAINSTAY VP        ALGER
                                           LARGE       MANAGEMENT     LORD ABBETT       AMERICAN         CALVERT      DREYFUS IP
                                          COMPANY        GROWTH       DEVELOPING         SMALL           SOCIAL       TECHNOLOGY
       INVESTMENT DIVISIONS:               VALUE         EQUITY         GROWTH       CAPITALIZATION     BALANCED        GROWTH
       ---------------------            -----------    -----------    -----------    --------------     --------      ----------
     PORTFOLIO INCEPTION DATE:
     -------------------------            5/1/98         5/1/98         5/1/98          9/21/88          9/2/86         8/31/99
INVESTMENT DIVISION INCEPTION DATE:
-----------------------------------       5/1/98         5/1/98         5/1/98          10/1/96          5/1/95         7/6/01
AVERAGE ANNUAL TOTAL RETURN (IF SURRENDERED)
1 Year..............................      -11.77%        -22.92%        -14.39%         -34.87%          -14.01%        -38.22%
3 Year..............................       -0.81%          3.92%         -3.79%         -12.87%           -3.12%             --
5 Year..............................           --             --             --          -3.34%            4.86%             --
10 Year.............................           --             --             --           3.34%            7.28%             --
Since Portfolio Inception...........        0.10%          8.11%         -5.25%          10.14%            7.80%        -14.73%
Since Investment Division
  Inception*........................        0.10%          8.11%         -5.25%          -3.85%            7.81%         -7.81%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year..............................       -5.84%        -17.73%         -8.63%         -30.49%           -8.23%        -34.06%
3 Year..............................        1.37%          6.04%         -1.68%         -10.96%           -1.00%             --
5 Year..............................           --             --             --          -2.44%            5.67%             --
10 Year.............................           --             --             --           3.34%            7.28%             --
Since Portfolio Inception...........        1.63%          9.42%         -3.80%          10.14%            7.80%        -12.33%
Since Investment Division
  Inception*........................        1.63%          9.42%         -3.80%          -3.17%            7.81%         -1.62%


---------------
* Performance is calculated as of the initial date a deposit was received in the Investment Division.


                    MAINSTAY VP
     MAINSTAY VP    HIGH YIELD    MAINSTAY VP    MAINSTAY VP    MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   MAINSTAY VP
       GROWTH        CORPORATE      INDEXED     INTERNATIONAL     MID CAP       MID CAP      SMALL CAP       TOTAL
       EQUITY          BOND         EQUITY         EQUITY          CORE         GROWTH        GROWTH        RETURN
       ------       -----------   -----------   -------------   -----------   -----------   -----------   -----------
       1/23/84        5/1/95        1/29/93        5/1/95         7/2/01        7/2/01        7/2/01        1/29/93
       5/1/95         5/1/95        5/1/95         5/1/95         7/6/01        7/6/01        7/6/01        5/1/95
       -23.39%         -3.06%       -18.80%        -20.56%             --            --            --       -17.48%
        -2.17%          0.05%        -4.74%         -6.75%             --            --            --        -3.51%
         8.58%          2.95%         8.18%          0.80%             --            --            --         6.43%
        11.58%             --            --             --             --            --            --            --
        10.81%          6.47%        11.57%          3.50%        -12.41%       -14.81%       -11.17%         8.66%
        12.61%          6.44%        12.23%          3.98%        -12.40%       -14.80%       -11.16%         8.88%
       -18.24%          3.46%       -13.34%        -15.22%             --            --            --       -11.93%
        -0.03%          2.25%        -2.65%         -4.71%             --            --            --        -1.39%
         9.29%          3.83%         8.90%          1.73%             --            --            --         6.91%
        11.58%             --            --             --             --            --            --            --
        10.81%          6.47%        11.57%          3.50%         -6.52%        -9.08%        -5.19%         8.66%
        12.61%          6.44%        12.23%          3.98%         -6.51%        -9.07%        -5.18%         8.88%

                    MAINSTAY VP
                     AMERICAN
                      CENTURY
     MAINSTAY VP     INCOME &
        VALUE         GROWTH
     -----------    -----------
        5/1/95        5/1/98
        5/1/95        5/1/98
        -7.23%        -15.47%
         3.63%         -4.80%
         5.48%             --
            --             --
        10.13%         -1.50%
         9.90%         -1.50%
        -0.99%         -9.78%
         5.76%         -2.71%
         6.27%             --
            --             --
        10.13%          0.00%
         9.90%          0.00%


                                                    JANUS
                                                    ASPEN        MFS(R)                      T. ROWE                    VAN KAMPEN
                    FIDELITY VIP   JANUS ASPEN     SERIES       INVESTORS      MFS(R)         PRICE        VAN ECK     UIF EMERGING
    FIDELITY VIP      EQUITY-        SERIES       WORLDWIDE       TRUST       RESEARCH       EQUITY       WORLDWIDE      MARKETS
    CONTRAFUND(R)      INCOME       BALANCED       GROWTH        SERIES        SERIES        INCOME      HARD ASSETS      EQUITY
    -------------   ------------   -----------    ---------     ---------     --------       -------     -----------   ------------
       1/3/95         10/9/86        9/13/93       9/13/93       10/9/95       7/26/95       3/31/94       9/1/89        10/1/96
       10/1/96        10/1/96        10/1/96       10/1/96       5/1/98        5/1/98        5/1/98        5/1/98        10/1/96
       -18.92%        -12.18%        -11.91%       -28.33%       -22.34%       -27.24%        -6.25%       -17.25%       -13.61%
        -2.91%         -0.51%          2.05%        -1.12%        -6.98%        -5.82%         2.32%         2.85%        -0.02%
         8.20%          7.14%         11.93%         8.88%         5.00%         3.85%         8.43%        -6.09%        -5.51%
            --         12.03%             --            --            --            --            --         3.47%            --
        14.15%         10.43%         12.72%        14.14%         9.19%         8.28%        12.94%         1.71%        -5.08%
         9.25%          7.90%         11.99%         9.34%        -4.19%        -2.52%         2.57%        -3.63%        -5.13%
       -13.47%         -6.28%         -5.99%       -23.52%       -17.12%       -22.35%         0.05%       -11.69%        -7.80%
        -0.78%          1.67%          4.24%         1.05%        -4.94%        -3.75%         4.50%         5.01%         2.17%
         8.92%          7.89%         12.56%         9.59%         5.81%         4.70%         9.15%        -5.22%        -4.63%
            --         12.03%             --            --            --            --            --         3.47%            --
        14.15%         10.43%         12.72%        14.14%         9.19%         8.28%        12.94%        -1.71%        -4.42%
         9.77%          8.45%         12.46%         9.85%        -2.69%        -0.98%         4.11%        -2.10%        -4.46%




     For additional information regarding the total return calculations described above, you should refer to the Statement of Additional Information.


15. ARE POLICY LOANS AVAILABLE?


     If you have purchased your policy in connection with a tax-sheltered annuity "TSA" (Section 403(b)) plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "DISTRIBUTIONS UNDER THE POLICY--Loans.")

16. HOW DO I CONTACT NYLIAC?


                          GENERAL INQUIRIES AND WRITTEN REQUESTS  PREMIUM PAYMENTS AND LOAN PAYMENTS
                          --------------------------------------  ----------------------------------

REGULAR MAIL              NYLIAC Variable Products Service        NYLIAC
                            Center                                75 Remittance Drive
                          Madison Square Station                  Suite 3021
                          P.O. Box 922                            Chicago, IL 60675-3021
                          New York, NY 10159

EXPRESS MAIL              NYLIAC Variable Products Service        NYLIAC, Suite 3021
                            Center                                c/o The Northern Trust Bank
                          51 Madison Avenue                       350 North Orleans Street
                          Room 452                                Receipt & Dispatch, 8th Floor
                          New York, NY 10010                      Chicago, IL 60654

CUSTOMER SERVICE          (800) 598-2019
AND UNIT VALUES


     You may send service requests to us at the Variable Products Service Center ("VPSC") addresses listed above. In addition, as described below, you can contact us through the Internet at our Virtual Service Center ("VSC") and through an automated telephone service called the Interactive Voice Response System ("IVR"). (See, "Virtual Service Center and Interactive Voice Response System.")


                              FINANCIAL STATEMENTS


     The balance sheet of NYLIAC as of December 31, 2001 and 2000 and the statements of income, of stockholder's equity and of cash flows for the three years in the period ended December 31, 2001, (including the report of independent accountants) and the Separate Account statement of assets and liabilities as of December 31, 2001 and the statement of operations, statement of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements, (including the report of independent accountants) are included in the Statement of Additional Information.

                        CONDENSED FINANCIAL INFORMATION


     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below have been audited by PricewaterhouseCoopers LLP, independent accountants. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 2001 and for the five years in the period then ended, where applicable, are derived from the audited financial statements included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 1996 and for the years in the period then ended, where applicable, are derived from financial statements not included elsewhere herein. Values and units shown are for full year periods beginning January 1*, except where indicated.


                                                   MAINSTAY VP                                       MAINSTAY VP
                                                      BOND                                      CAPITAL APPRECIATION
                          -------------------------------------------------------------   ---------------------------------
                           2001     2000     1999     1998     1997     1996    1995(a)    2001     2000     1999     1998
                          ------   ------   ------   ------   ------   ------   -------   ------   ------   ------   ------
Accumulation Unit value
 (beginning of
 period)................  $13.01   $12.02   $12.37   $11.50   $10.64   $10.57   $10.00    $25.14   $28.55   $23.09   $16.95
Accumulation Unit value
 (end of period)........  $14.02   $13.01   $12.02   $12.37   $11.50   $10.64   $10.57    $19.03   $25.14   $28.55   $23.09
Number of units
 outstanding
 (in 000s) (end of
 period)................  11,339    6,588    6,871    4,993    1,981    1,193      173    29,099   29,793   23,024   15,940

                                 MAINSTAY VP                                    MAINSTAY VP
                            CAPITAL APPRECIATION                              CASH MANAGEMENT
                          -------------------------   ----------------------------------------------------------------
                           1997     1996    1995(a)    2001     2000      1999      1998      1997     1996    1995(a)
                          ------   ------   -------   ------   -------   -------   -------   ------   ------   -------
Accumulation Unit value
 (beginning of
 period)................  $13.92   $11.89   $10.00    $ 1.24   $  1.18   $  1.14   $  1.10   $ 1.06   $ 1.03   $ 1.00
Accumulation Unit value
 (end of period)........  $16.95   $13.92   $11.89    $ 1.27   $  1.24   $  1.18   $  1.14   $ 1.10   $ 1.06   $ 1.03
Number of units
 outstanding
 (in 000s) (end of
 period)................  11,001    6,949      951    205,310  133,091   248,786   105,842   43,157   32,709   13,190


                                                                                       MAINSTAY
                                                                                          VP
                                                 MAINSTAY VP                            EQUITY              MAINSTAY VP
                                                 CONVERTIBLE                            INCOME              GOVERNMENT
                          ---------------------------------------------------------   -----------   ---------------------------
                           2001      2000      1999      1998      1997     1996(b)     2001(d)      2001      2000      1999
                          -------   -------   -------   -------   -------   -------   -----------   -------   -------   -------
Accumulation Unit value
 (beginning of
 period)................  $15.92    $17.00    $12.14    $11.78    $10.35    $10.00      $10.00      $13.26    $11.98    $12.37
Accumulation Unit value
 (end of period)........  $15.36    $15.92    $17.00    $12.14    $11.78    $10.35      $ 9.83      $13.94    $13.26    $11.98
Number of units
 outstanding
 (in 000s) (end of
 period)................   9,385     7,873     3,826     3,139     2,205     1,250       1,781       8,293     4,508     5,008


                                       MAINSTAY VP
                                       GOVERNMENT
                          -------------------------------------
                           1998      1997      1996     1995(a)
                          -------   -------   -------   -------
Accumulation Unit value
 (beginning of
 period)................  $11.51    $10.66    $10.57    $10.00
Accumulation Unit value
 (end of period)........  $12.37    $11.51    $10.66    $10.57
Number of units
 outstanding
 (in 000s) (end of
 period)................   3,208     1,103       855       178


                                                      MAINSTAY VP
                                                     GROWTH EQUITY
                          -------------------------------------------------------------------
                           2001      2000      1999      1998      1997      1996     1995(a)
                          -------   -------   -------   -------   -------   -------   -------
Accumulation Unit value
 (beginning of
 period)................  $26.71    $ 28.02   $ 21.87   $17.52    $14.01    $11.42    $10.00
Accumulation Unit value
 (end of period)........  $21.84    $ 26.71   $ 28.02   $21.87    $17.52    $14.01    $11.42
Number of units
 outstanding
 (in 000s) (end of
 period)................  16,447     15,714    11,321    8,239     4,979     2,276       241


                                                   MAINSTAY VP
                                                   HIGH YIELD                                         MAINSTAY VP
                                                 CORPORATE BOND                                      INDEXED EQUITY
                          -------------------------------------------------------------   ------------------------------------
                           2001     2000     1999     1998     1997     1996    1995(a)    2001     2000      1999      1998
                          ------   ------   ------   ------   ------   ------   -------   ------   -------   -------   -------
Accumulation Unit value
 (beginning of
 period)................  $14.59   $15.72   $14.12   $13.95   $12.52   $10.83   $10.00    $24.68   $ 27.60   $ 23.19   $ 18.30
Accumulation Unit value
 (end of period)........  $15.09   $14.59   $15.72   $14.12   $13.95   $12.52   $10.83    $21.39   $ 24.68   $ 27.60   $ 23.19
Number of units
 outstanding
 (in 000s) (end of
 period)................  28,228   25,693   25,509   21,960   14,577    6,539      648    30,265    30,595    24,805    17,575


                                 MAINSTAY VP                                   MAINSTAY VP
                               INDEXED EQUITY                              INTERNATIONAL EQUITY
                          -------------------------   --------------------------------------------------------------
                           1997     1996    1995(a)    2001     2000     1999     1998      1997     1996    1995(a)
                          ------   ------   -------   ------   ------   ------   -------   ------   ------   -------
Accumulation Unit value
 (beginning of
 period)................  $13.97   $11.58   $10.00    $15.26   $18.88   $14.95   $ 12.32   $11.88   $10.90   $10.00
Accumulation Unit value
 (end of period)........  $18.30   $13.97   $11.58    $12.94   $15.26   $18.88   $ 14.95   $12.32   $11.88   $10.90
Number of units
 outstanding
 (in 000s) (end of
 period)................   9,982    4,327      358     1,537    1,556    1,204     1,012      932      692       67


                                                       MAINSTAY
                           MAINSTAY      MAINSTAY         VP
                              VP            VP           SMALL
                            MID CAP       MID CAP         CAP                        MAINSTAY VP
                             CORE         GROWTH        GROWTH                      TOTAL RETURN
                          -----------   -----------   -----------   ---------------------------------------------
                            2001(d)       2001(d)       2001(d)      2001     2000      1999      1998      1997
                          -----------   -----------   -----------   ------   -------   -------   -------   ------
Accumulation Unit value
 (beginning of
 period)................    $10.00        $10.00        $10.00      $19.89   $ 21.09   $ 18.28   $ 14.58   $12.55
Accumulation Unit value
 (end of period)........    $ 9.35        $ 9.09        $ 9.48      $17.52   $ 19.89   $ 21.09   $ 18.28   $14.58
Number of units
 outstanding
 (in 000s) (end of
 period)................       734           855         1,286      16,939    17,027    14,509    11,136    7,629


                            MAINSTAY VP                               MAINSTAY VP
                            TOTAL RETURN                                 VALUE
                          ----------------   --------------------------------------------------------------
                           1996    1995(a)    2001     2000     1999     1998      1997     1996    1995(a)
                          ------   -------   ------   ------   ------   -------   ------   ------   -------
Accumulation Unit value
 (beginning of
 period)................  $11.36   $10.00    $18.82   $16.91   $15.76   $ 16.67   $13.76   $11.32   $10.00
Accumulation Unit value
 (end of period)........  $12.55   $11.36    $18.64   $18.82   $16.91   $ 15.76   $16.67   $13.76   $11.32
Number of units
 outstanding
 (in 000s) (end of
 period)................   5,154      665    11,482    8,963    9,782    10,004    7,236    3,377      432


------------

 *  The policies were first offered May 1, 1995.

(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.
(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.

(d)For the period July 6, 2001 (commencement of operations) through December 31, 2001.

                                     MAINSTAY VP                          MAINSTAY VP                 MAINSTAY VP
                                   AMERICAN CENTURY                         DREYFUS                   EAGLE ASSET
                                      INCOME AND                         LARGE COMPANY                MANAGEMENT
                                        GROWTH                               VALUE                   GROWTH EQUITY
                          ----------------------------------   ----------------------------------   ---------------
                           2001     2000     1999    1998(C)    2001     2000     1999    1998(C)    2001     2000
                          ------   ------   ------   -------   ------   ------   ------   -------   ------   ------
Accumulation Unit value
 (beginning of
 period)................  $11.08   $12.59   $10.86   $10.00    $11.27   $10.72   $10.19   $10.00    $16.92   $19.06
Accumulation Unit value
 (end of period)........  $10.00   $11.08   $12.59   $10.86    $10.61   $11.27   $10.72   $10.19    $13.92   $16.92
Number of units
 outstanding
 (in 000s) (end of
 period)................   5,593    5,454    3,997    2,263     4,211    3,356    2,397    1,629     9,537    9,323

                            MAINSTAY VP                 MAINSTAY VP
                            EAGLE ASSET                 LORD ABBETT
                             MANAGEMENT                  DEVELOPING
                           GROWTH EQUITY                   GROWTH
                          ----------------   ----------------------------------
                           1999    1998(C)    2001     2000     1999    1998(C)
                          ------   -------   ------   ------   ------   -------
Accumulation Unit value
 (beginning of
 period)................  $11.68   $10.00    $ 9.49   $11.89   $ 9.12   $10.00
Accumulation Unit value
 (end of period)........  $19.06   $11.68    $ 8.67   $ 9.49   $11.89   $ 9.12
Number of units
 outstanding
 (in 000s) (end of
 period)................   2,730    1,408     2,959    3,141    2,276    1,573


                                             ALGER AMERICAN
                                                 SMALL
                                             CAPITALIZATION
                          ----------------------------------------------------
                           2001     2000     1999     1998     1997    1996(B)
                          ------   ------   ------   ------   ------   -------
Accumulation Unit value
 (beginning of
 period)................  $12.16   $16.93   $11.97   $10.51   $ 9.57   $10.00
Accumulation Unit value
 (end of period)........  $ 8.45   $12.16   $16.93   $11.97   $10.51   $ 9.57
Number of units
 outstanding
 (in 000s) (end of
 period)................   7,864    7,657    3,063    1,904    1,060      125


                                                                                                     DREYFUS IP
                                                          CALVERT                                    TECHNOLOGY
                                                      SOCIAL BALANCED                                  GROWTH
                            -------------------------------------------------------------------   ----------------
                             2001      2000      1999      1998      1997      1996     1995(A)       2001(D)
                            -------   -------   -------   -------   -------   -------   -------   ----------------
Accumulation Unit value
 (beginning of
 period)................    $17.89    $18.72    $16.92    $14.76    $12.46    $11.22    $10.00         $10.00
Accumulation Unit value
 (end of period)........    $16.41    $17.89    $18.72    $16.92    $14.76    $12.46    $11.22         $ 9.84
Number of units
 outstanding
 (in 000s) (end of
 period)................     1,668     1,484       987       594       282       123        17            325


                                                FIDELITY VIP
                                                CONTRAFUND(R)
                          ---------------------------------------------------------
                           2001      2000      1999      1998      1997     1996(B)
                          -------   -------   -------   -------   -------   -------
Accumulation Unit value
 (beginning of
 period)................  $18.82    $20.44    $16.68    $13.01    $10.63    $10.00
Accumulation Unit value
 (end of period)........  $16.28    $18.82    $20.44    $16.68    $13.01    $10.63
Number of units
 outstanding
 (in 000s) (end of
 period)................  17,160    16,983    12,004     7,022     3,079       241



                                                                                                       JANUS
                                                  FIDELITY VIP                                     ASPEN SERIES
                                                 EQUITY-INCOME                                       BALANCED
                            --------------------------------------------------------   -------------------------------------
                             2001      2000     1999      1998      1997     1996(B)    2001      2000      1999      1998
                            -------   ------   -------   -------   -------   -------   -------   -------   -------   -------
Accumulation Unit value
 (beginning of
 period)................    $ 16.29   $15.23   $14.53    $13.20    $10.45    $10.00    $19.66    $ 20.40   $16.32    $12.32
Accumulation Unit value
 (end of period)........    $ 15.26   $16.29   $15.23    $14.53    $13.20    $10.45    $18.48    $ 19.66   $20.40    $16.32
Number of units
 outstanding
 (in 000s) (end of
 period)................     11,501    9,762    8,139     5,850     2,267       149    32,862     30,425   16,575     6,418

                                                                        JANUS
                                JANUS                               ASPEN SERIES
                            ASPEN SERIES                              WORLDWIDE
                              BALANCED                                 GROWTH
                          -----------------   ---------------------------------------------------------
                           1997     1996(B)    2001      2000      1999      1998      1997     1996(B)
                          -------   -------   -------   -------   -------   -------   -------   -------
Accumulation Unit value
 (beginning of
 period)................  $10.24    $10.00    $21.39    $25.73    $15.86    $12.48    $10.36    $10.00
Accumulation Unit value
 (end of period)........  $12.32    $10.24    $16.36    $21.39    $25.73    $15.86    $12.48    $10.36
Number of units
 outstanding
 (in 000s) (end of
 period)................   2,043       125    23,563    23,672    12,816     7,855     4,392       269

                                         MFS(R)
                                        INVESTORS
                                          TRUST
                                         SERIES
                          -------------------------------------
                           2001      2000      1999     1998(C)
                          -------   -------   -------   -------
Accumulation Unit value
 (beginning of
 period)................  $10.95    $11.12    $10.57    $10.00
Accumulation Unit value
 (end of period)........  $ 9.07    $10.95    $11.12    $10.57
Number of units
 outstanding
 (in 000s) (end of
 period)................   3,303     2,695     1,685       435


                                           MFS(R)                               T. ROWE PRICE                    VAN ECK
                                          RESEARCH                                 EQUITY                    WORLDWIDE HARD
                                           SERIES                                  INCOME                        ASSETS
                            -------------------------------------   -------------------------------------   -----------------
                             2001      2000      1999     1998(C)    2001      2000      1999     1998(C)    2001      2000
                            -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Accumulation Unit value
 (beginning of
 period)................    $12.44    $13.25    $10.83    $10.00    $11.55    $10.36    $10.13    $10.00    $10.51    $ 9.57
Accumulation Unit value
 (end of period)........    $ 9.66    $12.44    $13.25    $10.83    $11.55    $11.55    $10.36    $10.13    $ 9.28    $10.51
Number of units
 outstanding
 (in 000s) (end of
 period)................     4,857     4,054       999       252     7,398     3,679     2,387       995       378       469

                               VAN ECK                               VAN KAMPEN
                           WORLDWIDE HARD                                UIF
                               ASSETS                        EMERGING MARKETS EQUITY(E)
                          -----------------   ---------------------------------------------------------
                           1999     1998(C)    2001      2000      1999      1998      1997     1996(B)
                          -------   -------   -------   -------   -------   -------   -------   -------
Accumulation Unit value
 (beginning of
 period)................   $8.02    $10.00    $ 8.55    $14.27    $ 7.40     $9.89    $10.00    $10.00
Accumulation Unit value
 (end of period)........   $9.57    $ 8.02    $ 7.89    $ 8.55    $14.27     $7.40    $ 9.89    $10.00
Number of units
 outstanding
 (in 000s) (end of
 period)................     216        53     3,172     3,358     1,659       841       827        80


------------
(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.
(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.

(d)For the period July 6, 2001 (commencement of operations) through December 31, 2001.


(e)Formerly known as Morgan Stanley UIF Emerging Markets Equity.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies we describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $37.00 billion at the end of 2001. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account, the DCA Accounts and any other separate account of NYLIAC.


     The Separate Account currently has 37 Investment Divisions, 31 of which are available under this policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS


     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. Investment results may differ.


     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.


     We provide certain services to you in connection with the investment of premium payments in the Investment Divisions, which, in turn, invest in the Eligible Portfolios. These services include, among others, providing information about the Eligible Portfolios. We receive compensation from the Funds, or from the investment advisers or other service providers of the Funds (who may be affiliates of NYLIAC) in return for providing these services. Currently, we receive compensation under various arrangements in amounts ranging from 0.10% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

--------------------------------------------------------------------------------


FUND                             INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
                                 -                                   -
MainStay VP Series Fund, Inc.    New York Life Investment            MainStay VP Bond; MainStay VP Capital Appreciation;
                                 Management LLC                      MainStay VP Cash Management; MainStay VP
                                                                     Convertible; MainStay VP Equity Income; MainStay VP
                                                                     Government; MainStay VP Growth Equity; MainStay VP
                                                                     High Yield Corporate Bond; MainStay VP Indexed
                                                                     Equity; MainStay VP International Equity; MainStay
                                                                     VP Mid Cap Core; MainStay VP Mid Cap Growth;
                                                                     MainStay VP Small Cap Growth; MainStay VP Total
                                                                     Return; MainStay VP Value; MainStay VP American
                                                                     Century Income & Growth;
                                                                     MainStay VP Dreyfus Large Company Value;
                                                                     MainStay VP Eagle Asset Management Growth Equity;
                                                                     MainStay VP Lord Abbett Developing Growth
The Alger American Fund          Fred Alger Management, Inc.         Alger American Small Capitalization
Calvert Variable Series, Inc.    Calvert Asset Management Company,   Calvert Social Balanced
                                 Inc.
Dreyfus Investment Portfolios    The Dreyfus Corporation             Dreyfus IP Technology Growth (Initial Shares)
Fidelity Variable Insurance      Fidelity Management and Research    Fidelity VIP Contrafund(R)
Products Fund                    Company                             Fidelity VIP Equity-Income
Janus Aspen Series               Janus Capital Management LLC        Janus Aspen Series Balanced;
                                                                     Janus Aspen Series Worldwide Growth
MFS(R) Variable Insurance        MFS(R) Investment Management        MFS(R) Investors Trust Series; MFS(R) Research
Trust(SM)                                                            Series
The Universal Institutional      Morgan Stanley Investment           Van Kampen UIF Emerging Markets Equity
Funds, Inc.                      Management
T. Rowe Price Equity Series,     T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income
Inc.
Van Eck Worldwide Insurance      Van Eck Associates Corporation      Van Eck Worldwide Hard Assets
Trust


Please refer to the attached prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policy owners.

     We may establish new Investment Divisions when we determine, in our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policy owners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Account and the DCA Advantage Plan Accounts may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Funds. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Funds' investments.


     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only) (c) receive Income Payments and (d) name a payee to receive Income Payments. You cannot lose these rights. However, all rights of ownership cease upon your death.



     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU



     In addition to the LifeStages(R) Variable Annuity policy described in this prospectus, we offer other variable annuities, each having different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.



     The following chart outlines some of the different features for each LifeStages(R) variable annuity we offer. The availability of optional policy features such as those mentioned in the chart may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     Your registered representative can provide you with a prospectus for one or more of these annuities, which contains more complete information on these and other policy features.



                                                                                            LIFESTAGES(R)
                   LIFESTAGES(R))PREMIUMFESTAGES(R) SELECT(1)    LIFESTAGES(R) FLEXIBLE         ACCESS
                   PLUSAVARIABLEIANNUITY  Variable Annuity      PREMIUM VARIABLE ANNUITY   VARIABLE ANNUITY
Surrender Charge   6 Years (7%, 7%,       3 Years (8%, 8%,      9 Years (7%, 7%, 7%, 6%,         None
Period            7%, 6%, 5%, 4% --        7% -- based on            5%, 4% 3%, 2%,
                    based on each           each premium         1% -- based on policy
                       premium             payment date)                 date)
                    payment date)
DCA Advantage       Yes (6, 12, 18      Yes (6 and 12 month                No                     No
Plan               month accounts)           accounts)
Interest Sweep           Yes                    Yes                       Yes                     No
Premium Credit            No                     No                        No                     No
Fixed Account     Yes (1% additional            Yes                       Yes                    Yes
                   rate credited to
                   monies deposited
                  directly into the
                    Fixed Account)
Death Benefit      Annual reset to     Annual reset to age 80    3 year reset to age 85    Annual reset to
Guarantee               age 85                                                                  age 80
Total Separate          1.40%                  1.85%                     1.40%                  1.55%
Account Charges
(mortality and
expense risk and
administration
fees)
Annual Policy            $30                    $50                       $30                    $40*
Service Charge
Minimum Cash           $20,000                $100,000                  $20,000                $50,000
Value Required
to Waive Annual
Policy Service
Charge

Surrender Charge   8 Years (8%, 8%, 8%,
Period                7%, 6%, 5%, 4%,
                    3% -- based on each
                  premium payment date)*
DCA Advantage      Yes (6 month account)
Plan
Interest Sweep              Yes
Premium Credit              Yes
Fixed Account               Yes
Death Benefit     Annual reset to age 80
Guarantee
Total Separate             1.60%
Account Charges
(mortality and
expense risk and
administration
fees)
Annual Policy               $30
Service Charge
Minimum Cash             $100,000
Value Required
to Waive Annual
Policy Service
Charge



(1) All policies and features may not be available in all states.


*May be different in some states.



     QUALIFIED AND NON-QUALIFIED POLICIES



     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.


     (1) Section 403(b) Tax Sheltered Annuities purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;


     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs, Inherited IRAs; and


     (3) Section 457 Deferred Compensation Plans.

     Please see "Federal Tax Matters" for a detailed description of these plans.

     If you are considering a Qualified Policy, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Internal Revenue Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the policies are designed to provide for certain payment guarantees and features other than tax deferral that may not be available in other investments. They include:

     (1) a Fixed Account option, which features a guaranteed fixed interest rate;


     (2) a death benefit that is payable should you die while the policy is in force, which is reset every three years (every year for applications signed on or after May 19, 2000 in states where approved) and is guaranteed to be at least the amount of your premium payments, less any outstanding loan balance, partial withdrawals and surrender charges as stated in your contract;


     (3) the option for your Beneficiary to receive a guaranteed amount of monthly income for his or her lifetime should you die prior to the Annuity Commencement Date;

     (4) the option to receive (without surrender charges) a guaranteed amount of monthly income for life after the first Policy Year;

     (5) two riders (an Unemployment Benefit Rider and a Living Needs Benefit Rider), which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider;


     (6) an Interest Sweep feature which provides the opportunity to allocate interest earned on monies in the Fixed Account to the Investment Divisions under the policy; and


     (7) the option for your spouse to continue the policy upon your death prior to the Annuity Commencement Date if your spouse is named the sole Beneficiary.

     These features are explained in detail in this Prospectus. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     You can purchase a policy by completing an application. The application is sent to us with your initial premium payment. If the application is complete and accurate and we have received all other information necessary to process the application, we will credit the initial premium payment within two Business Days after receipt. If we cannot credit the initial premium payment within five Business Days after we receive it because the application is incomplete or inaccurate, we will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, we will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Our rules generally require that only one policy owner be named. However, there are exceptions to these rules, such as when the application is related to certain exchanges of in-force annuities in accordance with Section 1035 of the Internal Revenue Code.


     We will allocate the initial premium payments to the Investment Divisions, Fixed Account or the DCA Advantage Plan Accounts immediately. We credit subsequent premium payments to the policy at the close of the Business Day on which they are received by NYLIAC. You are encouraged to send subsequent premium payments directly as indicated in the response to Question 16.


     You may allocate premium payments in up to 18 Investment Divisions (including the DCA Advantage Plan Accounts in states where approved), plus the Fixed Account. Moreover, you may increase or decrease the percentages of premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made. However, any change to the policy's allocations may not result in the Accumulation Value being allocated to more than 18 Investment Divisions, (including the DCA Advantage Plan Accounts) plus the Fixed Account.


     Unless we permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. You may make additional premium payments of at least $500 each or such lower amount as we may permit at any time or by any other method NYLIAC makes available. For residents of the states of Maryland, New Jersey and Washington, however, additional premium payments may only be made until either the Annuitant reaches age 64 or the fourth Policy Year, whichever is later. The current available methods of payment are direct payments to NYLIAC or any other method agreed to by us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments we accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.


     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, we reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until you notify us to reinstate it, and we agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the date we receive the policy, but without any deduction for premium taxes or a surrender charge. This amount may be more or less than your premium payments. Otherwise, you will receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value on the date we receive the policy, but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.

     ISSUE AGES

     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 85 (age 80 in New York and Pennsylvania). We will accept additional premium payments until either you or the Annuitant reaches the age of 85, unless we agree otherwise.


     For IRA, Roth IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 80 (0-80 for Inherited IRAs). We will accept additional premium payments until the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan or unless we agree otherwise.


     TRANSFERS


     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. In addition, you can also transfer from the DCA Advantage Plan Accounts. You may not make transfers into the DCA Advantage Plan Accounts. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions or to the Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Account would be less than $500 after you make a transfer, we will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.



     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation Interest Sweep, and the DCA Advantage Plan options will not count as a transfer toward the twelve transfer limit. You can make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNT.")



     You can request a transfer in four ways:



        - submit your request in writing on a form we approve to the Variable Products Service Center at the addresses listed in Question 16 of this prospectus (or any other address we indicate to you in writing);



        - use the IVR at 800-598-2019;



        - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 8:00 a.m. and 6:00 p.m. (Eastern Time); or



        - make your request through the Virtual Service Center.



     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.



     For more details, see "Virtual Service Center and Interactive Voice Response System."



     (a) Limits on Transfers.



     Your right to make transfers under the policy is subject to modification if we determine, in our sole opinion, that the exercise of that right will disadvantage or potentially hurt the rights or interests of other policy owners. Any modification could be applied to transfers to or from some or all of the Investment Divisions and could include, but not be limited to, not accepting a transfer request from any person, asset allocation and/or market timing services made on behalf of policy owners and/or limiting the amount that may be transferred into or out of any Investment Division at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the actual or potential disadvantage of other policy owners.



     Currently, we reserve the right to reject, without prior notice, transfer requests into or out of any Investment Division if the amount of the request (either alone or when combined with amounts from other policies owned by or under the control of the same individual or entity) would exceed $5 million of the corresponding portfolio's total assets.

     In addition, orders for the purchase of portfolio shares are subject to acceptance by the relevant Fund. We reserve the right to reject, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding portfolio is not accepted for any reason.



VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM



     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. The VSC and IVR are not available to corporate policy owners or trusts that own policies.



     To enable you to access the VSC and IVR, you will automatically receive a Personal Identification Number (PIN). With your Social Security Number, the PIN will give you access to both the VSC on our corporate website, www.newyorklife.com, and the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because our self-service options will be available to anyone who provides your Social Security number and your PIN; we will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.



     As described herein, we will use reasonable procedures to make sure that the instructions we receive through the VSC and IVR are genuine. We are not responsible for any loss, cost or expense for any actions we take based on instructions received through IVR or VSC which we believe are genuine. We will confirm all transactions in writing.



     Service requests are binding on all owners if the policy is jointly owned. Transfer and loan requests received after 4:00 p.m. (Eastern Time) will be priced as of the next Business Day.



     Availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while service is unavailable.



     VSC



     The VSC is open Monday through Saturday, from 7 a.m. until 10 p.m. (Eastern
Time).



     The VSC enables you to:



        - email your registered representative or the VPSC;



        - obtain current policy values;



        - transfer assets between investment options;



        - change the allocation of future premium payments;



        - change your address; and



        - obtain service forms.



     IVR



     The IVR is available 24 hours a day, seven days a week. We record all calls.



     The IVR enables you to:



        - obtain current Policy values;



        - transfer assets between investment options;



        - change the allocation of future premium payments; and



        - speak with one of our Customer Service Representatives on Business Days, between the hours of 8:00 a.m. to 6:00 p.m. (Eastern Time).



     You may authorize a third party to have access through a Customer Service Representative in the IVR to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a telephone request form. The Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The
Policies -- Transfers" for information on how to transfer assets between Investment Divisions.



     Faxed requests are not acceptable and will not be honored at any time.



     DOLLAR COST AVERAGING PROGRAMS


     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. In states where approved, NYLIAC will also offer the DCA Advantage Plan under which you may utilize the 6-month, 12-month or 18-month DCA Accounts. (See "THE POLICIES--The DCA Advantage Plan.") We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Growth Equity Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:


            AMOUNT            ACCUMULATION       ACCUMULATION UNITS
MONTH       TRANSFERRED       UNIT VALUE          PURCHASED
 1             $100              $10.00                10.00
 2             $100              $ 8.00                12.50
 3             $100              $12.50                 8.00
 4             $100              $ 7.50                13.33
Total          $400              $38.00                43.83

                The average unit price is calculated as follows:

 Total share price         $38.00
--------------------   =   ------   =   $9.50
  Number of months           4

                The average unit cost is calculated as follows:

Total amount transferred       $400.00
------------------------   =   -------   =   $9.13
 Total units purchased          43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.


     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month except the 29th, 30th or 31st. We will not process a Dollar Cost Averaging transfer unless we receive a written request at the Variable Products Service Center at the address listed in Question 16 of this Prospectus. We must receive this request at least five Business Days before the date the transfers are scheduled to begin. If we do not receive the request within the five Business Days, the Dollar Cost Averaging transfer will commence on the day requested in the following month. Facsmile requests will not be accepted or processed.


     You may cancel the traditional Dollar Cost Averaging option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as we may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     (b) The DCA Advantage Plan


     This feature permits you to set up automatic dollar cost averaging using the 6-month, 12-month and/or 18-month DCA Advantage Plan Accounts when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options.



     You can enroll in any one, two or all three DCA Advantage Plan Accounts. You must allocate a minimum of $5,000 in each DCA Advantage Plan Account that is selected. If you send less than the $5,000 minimum to be allocated to a DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions and/or Fixed Account that you have specified to receive transfers from such DCA Advantage Plan Account. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Accounts are to be made. However, you may not select a DCA Advantage Plan Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Advantage Plan Account is selected, in 12-monthly or 4-quarterly transfers if the 12-month DCA Advantage Plan Account is selected or in 18-monthly or 6-quarterly transfers if the 18-month DCA Advantage Plan Account is selected. For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) each subsequent month for the duration of the DCA Advantage Plan Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) every subsequent three month period for the duration of the DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of a 6-month DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.



     You may have a 6-month, a 12-month and an 18-month DCA Advantage Plan Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Advantage Plan Account with the same duration open at the same time. Accordingly, any subsequent premium payment we receive for a duration that is already open will be allocated to that same DCA Advantage Plan Account already opened. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 12-month DCA Advantage Plan Account under which the 12-month term will end on December 31, 2002 and you make a subsequent premium payment to the 12-month DCA Advantage Plan Account before December 31, 2002, we will allocate the subsequent premium payment to the same 12-month DCA Advantage Plan Account already opened and transfer the entire value of the 12-month DCA Advantage Plan Account to the Investment Divisions by December 31, 2001 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 12-month period. If an additional premium payment is allocated to a DCA Advantage Plan account after the duration has expired, the Plan will be re-activated and will earn the interest rate in effect on that day.


     You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Plan Accounts. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE PLAN ACCOUNTS FROM ANY ALLOCATION ALTERNATIVE.

     AUTOMATIC ASSET REALLOCATION


     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). We will not process an Automatic Asset Reallocation transfer unless we receive a written request at the Variable Products Service Center at the address listed in Question 16 of this prospectus. We must receive this request at least five Business Days before the date the transfers are scheduled to begin. If we do not receive the request within the five Business Days, the Automatic Asset Reallocation transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. The minimum Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under to this option. However, the Variable Accumulation Value may not be allocated to more than 18 Investment Divisions if you selected the Automatic Asset Reallocation option.

     You can cancel the Automatic Asset Reallocation option at any time in a written request. NYLIAC may also cancel this option if the Variable Accumulation Value is less than $2,500, or such a lower amount as we may determine. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.


     INTEREST SWEEP


     You can request, prior to the Annuity Commencement Date, that interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (except the 29th, 30th or 31st of a month). We will not process an Interest Sweep transfer unless we receive a written request at the Variable Products Service Center at the address listed in Question 16 of this prospectus. We must receive this request at least five Business Days before the date the transfers are scheduled to begin. If we do not receive the request within the five Business Days, the Interest Sweep transfer will commence on the day requested in the following month. Facsimile requests will not be accepted or processed. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at our discretion. NYLIAC will make all Interest Sweep transfers on the day that you specify or on the next Business Day (if the day you have specified is not a Business Day).


     You may request the Interest Sweep option in addition to either the traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, we will process the Interest Sweep transfer first.


     You can cancel the Interest Sweep option at any time in a written request. We may also cancel this option if the Fixed Accumulation Value is less than $2,500, or such a lower amount as we may determine.


     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments


     You can allocate a portion of each premium payment to one or more Investment Divisions, DCA Advantage Plan Accounts, or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as we may permit). In states where approved, we will allocate the initial premium payment immediately to the Investment Divisions, Fixed Account and DCA Advantage Plan Accounts you have selected. We will allocate all additional premium payments to the Investment Divisions and/or Fixed Account as requested.


     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units we credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division on the day we are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units we credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)

     (b) Valuation of Accumulation Units


     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how we value the Accumulation Units.


     RIDERS


     We include two riders under the policy at no additional charge: an Unemployment Benefit Rider, for Non-Qualified, IRA, Roth IRA and Inherited IRA policies, and a Living Needs Benefit Rider, for all types of policies. These two Riders are described below and both provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan and Enhanced Beneficiary Benefit Riders each of which is available at an additional cost. We also include the Enhanced Spousal Continuance Rider (if the EBB Rider is elected) and a Upromise Account Rider, each of which is available at no additional cost. The riders are only available in those jurisdictions where they have been approved. Please consult with your registered representative regarding the availability of these riders in your jurisdiction.


     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled, you may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You must also provide us with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. This Rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this Rider, you must be classified as disabled by the Social Security Administration. You are no longer eligible for the disability benefit once you begin collecting Social Security retirement benefits. There is no additional charge for this rider.


     (b) Unemployment Benefit Rider


     For all Non-Qualified, IRA, Roth IRA and Inherited IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. There is no additional charge for this rider.


     (c) Investment Protection Plan Rider (optional)

     THE INVESTMENT PROTECTION PLAN RIDER IS AVAILABLE ONLY IN STATES WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. While this rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, we will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

     The amount that is guaranteed under the rider will depend on when you select or reset it:

           (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments we receive in the first Policy Year, less all proportional withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

           (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date we receive your application for the rider.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date we receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge" and "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.")

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send us a written request to surrender the policy no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.

     You may cancel this rider within 30 days after the delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. You must return the rider to us or to the registered representative through whom it was purchased, with a written request for cancellation. Upon receipt of this request, we will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, we will deduct a Rider Risk Charge Adjustment from your

Accumulation Value and we will not refund any Investment Protection Plan Rider charge which may have been deducted. (See "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.") The cancellation will be effective on the date we receive your request.

     This Rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA and SEP-IRA policies if the policy owner is younger than age 66 on the date the rider takes effect.

     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals will impact the guaranteed amount. In this example, we have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Year has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, we reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

        Proportional withdrawal = ($20,000/$80,000)X $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, we subtracted the amount of the proportional withdrawal from the initial guaranteed amount; ($100,000-$25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policy owner receives $75,000 even though the Accumulation Value has decreased to $50,000.


     (d) Enhanced Beneficiary Benefit Rider (optional)



     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. THE EBB RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you, or the Annuitant (if you are not the Annuitant), die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.



     While this Rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS -- Other Charges -- Enhanced Beneficiary Benefit Rider Charge.")



     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date we receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:



              AGE OF OLDEST OWNER                                   RANGE OF
                 OR ANNUITANT                                APPLICABLE PERCENTAGES
              -------------------                            ----------------------
70 OR YOUNGER                                    NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                               NOT LESS THAN 20% NOR GREATER THAN 40%

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.



     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.



     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that we receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.



     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your registered representative for further details.



     There will be no payment under the EBB Rider if on the date we calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, (See, "THE POLICIES-Riders-Enhanced Spousal Continuance Rider") 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in THE POLICIES-Riders-Enhanced Spousal Continuance Rider, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date we receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Below is an example of how the benefit of this Rider may be realized and how withdrawals impact the benefit under this Rider. In this example, we assume the following:



     1.The rider is elected at the time of application;



     2.You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);



     3.A withdrawal of $20,000 is made in the fourth Policy Year;



     4.Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);



     5.You (or the Annuitant, if you are not the Annuitant) die in the fifth
       Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date we receive the necessary requirements to pay the death benefit; and



     6.The Enhanced Beneficiary Benefit Rider percentage equals 50%.



     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):



          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000



     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):



              Adjusted Premium Payments = $200,000 - $16,000 = $184,000



     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):



                        Gain = $250,000 - $184,000 = $66,000



     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):



               Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000



     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.



     (e) Enhanced Spousal Continuance Rider (optional)



     If you elect the EBB Rider at the time of application (see above), your policy will, subject to state availability, also include the Enhanced Spousal Continuance (ESC) Rider at no charge. The ESC Rider will not be included on policies sold in connection with Section 403(b) tax-sheltered annuities or
Section 457 deferred compensation plans.



     Under the ESC Rider, if your spouse is the sole primary Beneficiary upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date we receive due proof of death and all necessary requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless we notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Plan Accounts).



     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.



     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.



     (f) Upromise Account Rider (optional)



     THE UPROMISE ACCOUNT RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The Upromise Rider is available only on Non-Qualified Policies funded directly by you (non-Section 1035 exchanged policies). For you to qualify for the benefit of this Rider, we require that you either have a valid Upromise Account at the time of application, or that you open one within 90 days of the policy delivery date, and that you register the policy with Upromise within 90 days of the policy delivery date. Once we confirm that you have met all requirements, we will deposit the amount of $40 into your Upromise Account no sooner than 30 days but no later than 60 days from the date you register the policy with Upromise. The cost basis of your variable annuity for tax purposes will be lowered by the amount of our contribution to your Upromise Account. For additional information on the Upromise Program, you may visit the Upromise web site at www.upromise.com.



     The Upromise Account Rider will automatically terminate 90 days after the policy delivery date if at the time of application you do not have a valid Upromise Account, or you do not open one within 90 days of the policy delivery date. The Rider will also automatically terminate if you fail to register the policy with Upromise within 90 days of the policy delivery date, or if Upromise (or a successor organization) ceases operation before the one-time amount of $40 is deposited into your Upromise Account.


     POLICY OWNER INQUIRIES


     Your inquiries and written requests for service must be addressed to NYLIAC. (See "QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) VARIABLE ANNUITY--Question 16.") Facsimile requests for service will not be accepted or processed. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. To correct an error, we must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question.


     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Please review this report carefully. IF YOU BELIEVE IT CONTAINS AN ERROR, PLEASE NOTIFY US IMMEDIATELY. TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, we impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, we deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan Accounts is less than the necessary surrender charge, we will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Accounts.

     The maximum surrender charge will be 7% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, we deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines by

1% per year for each additional Payment Year, until the sixth Payment Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

                        PAYMENT YEAR                          CHARGE
                        ------------                          ------
1...........................................................    7%
2...........................................................    7%
3...........................................................    7%
4...........................................................    6%
5...........................................................    5%
6...........................................................    4%
7+..........................................................    0%

     In no event will the aggregate surrender charge applied under the policy exceed 8.5% of the total premiums paid.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:


     (a) on amounts you withdraw in any one Policy Year which are less than or equal to the greater of (i) 10% of the Accumulation Value at the time of surrender or withdrawal, or (ii) the Accumulation Value less accumulated premium payments, or (iii) 10% of the Accumulation Value as of the prior Policy Anniversary.


     (b) if NYLIAC cancels the policy;

     (c) when we pay proceeds upon the death of the policy owner or the Annuitant;


     (d) when you select an Income Payment Option in any Policy Year after the first Policy Anniversary;



     (e) when a required minimum distribution calculated based on the value of this Policy is made under a Qualified Policy (this amount will, however, count against the first exception);


     (f) on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy; and

     (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider.


     (h)on tax-qualified monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code.


     OTHER CHARGES

     (a) Mortality and Expense Risk Charges

     Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account and is deducted daily. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charges are more than sufficient, we will add any excess to our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services.

     (b) Administration Fee

     Prior to the Annuity Commencement Date, we impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to .15% of the net asset value of the Separate Account and is deducted daily.

     (c) Policy Service Charge

     We deduct an annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than

$20,000. This charge is the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year and on the date of surrender. We deduct the annual policy service charge from each Allocation Alternative and each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (d) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or statement of additional information.

     (e) Investment Protection Plan Rider Charge (optional)

     If you select the Investment Protection Plan Rider (in states where available), we will deduct a charge on the first Business Day on each quarter that the rider is in effect based on the amount that is guaranteed. We will deduct this charge beginning with the first policy quarter after the effective date of the rider. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the charge from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.


     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at our sole discretion. The current charge for this rider is 0.25% of the amount that is guaranteed, applied on a quarterly basis (0.0625% per quarter)."


     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (f) Rider Risk Charge Adjustment (optional)

     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date we receive your request. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

     We will not change the charge adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We may set a lower charge at our sole discretion. You should check with your registered representative to determine the percentage we are currently charging before you select this rider.

     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued or reset.

     (g) Transfer Fees

     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under dollar cost averaging and automatic asset realization do not count toward this transfer limit.


     (h) Enhanced Beneficiary Benefit Rider Charge (optional)



     If you elect the EBB Rider (in jurisdictions where available), we will deduct a charge on the first Business Day of each policy quarter that the Rider is in effect based on the Accumulation Value as of that date. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable quarter.



     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage we are currently charging before you elect this Rider.


     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, we may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. At present, these taxes are not significant. If they increase, however, NYLIAC may make charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS


     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request to NYLIAC. Fax transmissions are not acceptable and will not be honored at any time. These forms must be mailed to us at the addresses listed in Question 16. The amount available for withdrawal is the Accumulation Value on the Business Day during which we receive the request, less any outstanding loan balance, surrender charges, premium taxes which we may deduct and policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")


     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, less any outstanding loan balance, and less the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals


     The minimum amount that can be withdrawn is $500, unless we agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Accounts (where available) in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Accounts, we will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")


     If the requested partial withdrawal is greater than the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawal is being made, we will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Accounts, less any surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.

     (c) Periodic Partial Withdrawals


     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). We will not process a Periodic Partial Withdrawal unless we receive a written request at the Variable Products Service Center at the addresses listed in Question 16 of this prospectus. We must receive this request at least five Business Days before the date the withdrawals are scheduled to begin. If we do not receive the request within the five Business Days, the Periodic Partial Withdrawal will commence on the day requested in the following month. You must specify the Investment Divisions and/or Fixed Account from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, we will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account. You may not elect to receive periodic partial withdrawals from the DCA Advantage Plan Accounts.


     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless we agree otherwise. This option will void the Fixed Account Initial Premium Guarantee. (See "THE FIXED ACCOUNT--Fixed Account Initial Premium Guarantee.")

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION


     For IRAs and IRA SEPs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policy owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.


     OUR RIGHT TO CANCEL

     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, we reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If we agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if we agree to it, provided that we receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     If you or the Annuitant dies prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:

     (a) the Accumulation Value, less any outstanding loan balance;


     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those withdrawals, less any rider charges; or



     (c) the "reset value" plus any additional premium payments made, less any outstanding loan balance, less any withdrawals ("proportional withdrawals" in New York)* made since the most recent Reset Anniversary and any surrender charges applicable to such withdrawals (proportional withdrawals in New York).



     We recalculate the reset value, with respect to applications signed prior to May 19, 2000, every three years from the date of the initial premium payment ("Reset Anniversary") until you or the Annuitant reaches age 85, unless otherwise required by applicable state laws. For applications signed on or after May 19, 2000 (in states where approved), we recalculate the reset value each year on the Policy Anniversary. Please consult with your registered representative regarding the reset value that is available under your particular policy. We calculate the reset value on the Reset Anniversary based on a comparison between (a) the current Reset Anniversary's Accumulation Value, and
(b) the prior Reset Anniversary's value, plus any premiums since the prior Reset Anniversary date, less any partial withdrawals and surrender charges on those withdrawals since the last Reset Anniversary date less any rider charges. The greater of the compared values will be the new reset value.


     We have set forth below an example of how the death benefit is calculated in a state where we calculate the reset value every year. In this example, we have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) a $20,000 withdrawal is made prior to the policy's first Policy Anniversary;

     (3) the Accumulation Value is $220,000 on the first Policy Anniversary; and

     (4) you die in the second Policy Year and the Accumulation Value of the policy has decreased to $175,000.

           The death benefit is the greater of:

(a)  Accumulation Value                   =  $175,000
(b)  Premium payments less                =  $180,000 ($200,000 - $20,000)
     any partial withdrawals; or
(c)  Reset value (Accumulation Value      =  $220,000
     on first Policy Anniversary)

     In this example, your Beneficiary(ies) would receive $220,000.

---------------


*Note:A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed and surrender charges on those withdrawals, during the first policy year; or b) the reset value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary and surrender charges on those withdrawals, in the second and subsequent policy years.

     The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and any DCA Advantage Plan Account in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives us the information that we need. If such an election is properly made, we will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policy owner and Annuitant; or

          (ii) under another Income Payment Option we may offer at the time. Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policy owner's death (as determined for federal tax purposes), and must begin within one year after the Policy Owner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments" below.)

     If your spouse is the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policy owner, and,
(b) if you were the Annuitant, as the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options


     We will make Income Payments under the Life Income Payment Option or under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. If the Life Income Payment Option is not chosen, you may change the Income Payment option or request any other method of payment we agree to at any time before the Annuity Commencement Date. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, we may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.



     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of sex, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.



     (b) Proof of Survivorship


     We may require satisfactory proof of survival, from time to time before we pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request unless:

          1. The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, or trading on the NYSE is otherwise restricted;

          2. An emergency exists as defined by the Securities and Exchange Commission ("SEC");

          3. The SEC permits a delay for the protection of security holders; or

          4. The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

     For the same reasons, we will delay transfers from the Separate Account to the Fixed Account.

     We may also delay payments of any amount due from the Fixed Account and/or any DCA program. When permitted by law, we may defer payment of any partial or full surrender request for up to six months from the date of surrender from the Fixed Account and/or any DCA Program. We will pay interest of at least 3.5% per year on any partial or full surrender request deferred for 30 days or more.

     DESIGNATION OF BENEFICIARY

     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policy owner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policy owner's estate.

     RESTRICTIONS UNDER INTERNAL REVENUE CODE SECTION 403(B)(11)

     With respect to 403(b) Tax Sheltered Annuities distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless we agree otherwise, only one loan may be outstanding at a time. There must be a minimum accumulation value of $5,000 in the contract at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000. We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, we will transfer sufficient Accumulation Value from the Investment Divisions and/or any DCA Advantage Plan Accounts on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York) of the outstanding loan balance.

     For plans not subject to ERISA, the interest rate paid by the policy owner of the loan will equal 5%. We will credit the assets being held in the Fixed Account to secure the loan with the minimum guaranteed interest rate of 3%. For plans subject to ERISA, we will apply the interest charged on the loan at the then current prime rate at the beginning of the calendar year, plus 1%. We will credit the money being held in the Fixed Account to secure the loan with a rate of interest that is the prime rate less 1%, but it will always be at least equal to the minimum guaranteed interest rate of 3%. For all plans, we will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis not less frequently than quarterly and over a period not greater than five years from the date it is taken. If a loan repayment is in default, we will withdraw the amount in default from the Fixed Accumulation value to the extent permitted by federal income tax rules. We will take the withdrawal on a first-in, first-out (FIFO) basis from amounts allocated to the Fixed Account.

     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. Upon the death of the policy owner or Annuitant, we deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date we receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) plan and the Internal Revenue Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by us will not affect already outstanding loans.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provisions. Furthermore, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least 3% to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to the amounts allocated or transferred to the Fixed Account. Interest rates will be set on the anniversary of each payment or transfer. All premium payments and additional amounts (including transfers from other Investment Divisions) allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.

          2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the Fixed Accumulation Value, unless we agree otherwise. Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which we credit interest on monies remaining in the Fixed Account.

     Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep option or any DCA Advantage Plan, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.


     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "PROCEDURES FOR TELEPHONE TRANSFERS") or through our Virtual Service Center (see Question 16).


     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment

Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy). NYLIAC will also determine such partial withdrawals on a FIFO basis, for purposes of determining the rate at which interest will be credited on any monies remaining in the Fixed Account.

     (c) Fixed Account Initial Premium Guarantee

     NYLIAC guarantees that upon any surrender of a policy which occurs within the first three Policy Years, or (the lifetime of the policy for applications signed on or after May 19, 2000 in states where approved) you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Account. However, this guarantee will not apply if you transfer any amount out of the Fixed Account (except transfers made under the Interest Sweep option) or make any partial withdrawals from the Fixed Account or a DCA Account.

     See the policy itself for details and a description of the Fixed Account.

                        THE DCA ADVANTAGE PLAN ACCOUNTS

     Like the Fixed Account, the DCA Advantage Plan Accounts are also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Accounts are not registered under the federal securities laws. The information contained in the first paragraph under "The Fixed Account" equally applies to the DCA Advantage Plan Accounts.

     NYLIAC will set interest rates in advance for each date on which we may receive a premium payment to a DCA Advantage Plan Account. We will never declare less than a 3% annual effective rate. Premium payments into a DCA Advantage Plan Account will receive the applicable interest rate in effect on the Business Day we receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that we declare is credited only to amounts remaining in a DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate.

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policy owner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policy owner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policy owner's Accumulation Value over the policy owner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under
Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from qualified retirement plans under Section 401(a) and from qualified annuities and Tax Sheltered Annuities under Sections 403(a) and 403(b).

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.


     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policy owner's or Annuitant's death or disability, or (3) received in substantially equal installments paid at least annually as a life annuity, (4) received from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.


     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policy owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policy owner. Accordingly, a policy owner should consult a competent tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policy owner, may result in certain income or gift tax consequences to the policy owner. A policy owner contemplating any transfer or assignment of a policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED PLANS

     The Qualified Policy is designed for use with several types of qualified plans. The tax rules applicable to participants and beneficiaries in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about use of the policies with the various types of qualified plans. Policy owners and participants under qualified plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of policies for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the policy.

          (a) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.


          (e) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.



          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.


                          DISTRIBUTOR OF THE POLICIES


     NYLIFE Distributors Inc. ("NYLIFE Distributors"), 169 Lackawanna Avenue, Parsippany, New Jersey 07054-1057 is the principal underwriter and the distributor of the policies. It is an indirect wholly-owned subsidiary of New York Life. The maximum commission typically paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is 6.25%. A portion of this amount will be paid as commissions to registered representatives.


                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Divisions. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable

Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
  MainStay VP Cash Management Investment Division...........    2
  MainStay VP Government, MainStay VP High Yield Corporate
     Bond and MainStay VP Bond Investment Division Yields...    3
  Average Annual Total Return...............................    3
ANNUITY PAYMENTS............................................    4
GENERAL MATTERS.............................................    4
FEDERAL TAX MATTERS.........................................    4
  TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY
     CORPORATION............................................    4
  TAX STATUS OF THE POLICIES................................    5
DISTRIBUTOR OF THE POLICIES.................................    5
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    6
STATE REGULATION............................................    6
RECORDS AND REPORTS.........................................    6
LEGAL PROCEEDINGS...........................................    6
EXPERTS.....................................................    6
OTHER INFORMATION...........................................    6
FINANCIAL STATEMENTS........................................  F-1

   How to obtain a New York Life LifeStages(R) Variable Annuity Statement of
                            Additional Information.

               Call (800) 598-2019 or send this request form to:

                          NYLIAC Variable Products Service Center
                          Madison Square Station
                          P.O. Box 922
                          New York, NY 10159

--------------------------------------------------------------------------------

    Please send me a New York Life LifeStages(R) Variable Annuity Statement

                  of Additional Information dated May 1, 2002:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                            State                            Zip

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2002

                                      FOR

                  NEW YORK LIFE LIFESTAGES(R) VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current New York Life LifeStages(R) Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life LifeStages(R) Variable Annuity Prospectus dated May 1, 2002. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at 51 Madison Avenue, Room 452, New York, New York 10010. Terms used but not defined in this SAI have the same meaning as in the current New York Life LifeStages(R) Variable Annuity Prospectus.


                               TABLE OF CONTENTS*


                                                              PAGE
                                                              ----
THE POLICIES (21)...........................................     2
     Valuation of Accumulation Units (28)...................     2
INVESTMENT PERFORMANCE CALCULATIONS.........................     2
     MainStay VP Cash Management Investment Division........     2
     MainStay VP Government, MainStay VP High Yield
       Corporate Bond and MainStay VP Bond Investment
       Division Yields......................................     3
     Average Annual Total Return............................     3
ANNUITY PAYMENTS............................................     4
GENERAL MATTERS.............................................     4
FEDERAL TAX MATTERS (42)....................................     4
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................     4
     Tax Status of the Policies.............................     5
DISTRIBUTOR OF THE POLICIES.................................     5
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................     6
STATE REGULATION............................................     6
RECORDS AND REPORTS.........................................     6
LEGAL PROCEEDINGS...........................................     6
EXPERTS.....................................................     6
OTHER INFORMATION...........................................     6
FINANCIAL STATEMENTS........................................   F-1


------------
* (Numbers in parentheses refer to page numbers of corresponding sections of the current New York Life LifeStages(R) Variable Annuity Prospectus.)

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.


     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:


                                    (a/b)-c
Where: a= the result of:

             (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

             (2) the per share amount of any dividend or capital gain
                 distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;


          b= the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and



          c= a factor representing the charges deducted from the applicable Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.40% of the average daily net asset value of the Separate Account. (See "Charges and Deductions -- Other Charges" at page 34 of the Prospectus.)


     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                      INVESTMENT PERFORMANCE CALCULATIONS

     MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION

     NYLIAC calculates the MainStay VP Cash Management Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the MainStay VP Cash Management Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the MainStay VP Cash Management Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the administration fee and the mortality and expense risk charge and income and expenses accrued during the period. Because of these deductions, the yield for the MainStay VP Cash Management Division will be lower than the yield for the MainStay VP Cash Management Portfolio.

     NYLIAC also calculates the effective yield of the MainStay VP Cash Management Investment Division for the same seven-day period on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The yield on amounts held in the MainStay VP Cash Management Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Cash Management Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the MainStay VP Cash Management Portfolio, the types and quality of portfolio securities held by the MainStay VP Cash Management Portfolio, and its operating expenses.

    MAINSTAY VP GOVERNMENT, MAINSTAY VP HIGH YIELD CORPORATE BOND AND MAINSTAY VP BOND INVESTMENT DIVISION YIELDS

     The current annualized yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions refers to the income generated by these Investment Divisions over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. We compute the yield by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

----                        YIELD = 2[(a-b+1)(6)-1]
                                                                 cd

Where: a = net investment income earned during the period by the Portfolio attributable to shares owned by the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division.

         b = expenses accrued for the period (net of reimbursements).

         c = the average daily number of accumulation units outstanding during the period.

         d = the maximum offering price per accumulation unit on the last day of the period.

     Accrued expenses will include all recurring fees that are charged to all policy owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular policy. Surrender charges range from 7% to 0% of the premium payments withdrawn depending on the elapsed time since the relevant premium payment was made.

     Because of the charges and deductions imposed by the Separate Account the yield for the Investment Divisions will be lower than the yield for the corresponding Portfolio of the Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Portfolios of the Fund and their operating expenses.

     AVERAGE ANNUAL TOTAL RETURN. Average annual total return quotations for the Investment Divisions are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1+T)(n) = ERV

Where: P = a hypothetical initial payment of $1,000.

         T = average annual total return.

         n = number of years.

    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period or the inception date, at the end of the one, five or ten-year period (or fractional portion thereof).

     All total return figures are prepared under methods the SEC requires when advertising performance information. For periods beginning on or after the dates when the Investment Divisions started operations, the average annual total return (if surrendered) figures may be referred to as "standardized" performance. For periods before the dates when the Investment Divisions started operations, the figures are considered "non-standardized". The average annual total return (no surrender) figures are all considered "non-standardized".

     Performance data for the Investment Divisions may be compared, in advertisements, sales literature and reports to shareholders, to: (i) the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indexes; and (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

     Reports and promotional literature may also contain the ratings New York Life and NYLIAC have received from independent rating agencies. New York Life and NYLIAC are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies for financial strength and stability: A.M. Best, Fitch, Moody's and Standard and Poor's. However, neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, we will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.


     MISSTATEMENT OF AGE OR SEX. If the Annuitant's stated age and/or sex in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and sex. Sex is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" at page 39 of the Prospectus.) If we made payments based on incorrect age or sex, we will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.



     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" at page 42 of the Prospectus.)


     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the Policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policy owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policy owner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policy owner's death; and (b) if any policy owner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policy owner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policy owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policy owner's surviving spouse, the policy may be continued with the surviving spouse as the new policy owner. If the policy owner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                          DISTRIBUTOR OF THE POLICIES

     NYLIFE Distributors Inc. ("NYLIFE Distributors"), is the principal underwriter and distributor of the policies. It is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. NYLIFE Distributors is an indirect wholly-owned subsidiary of New York Life. The maximum commission typically paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is 6.25%. A portion of this amount will be paid as commissions to registered representatives.


     For the years ended December 31, 1999, 2000 and 2001 NYLIAC paid commissions of $49,580,734 and $64,378,332 and $39,129,761 respectively, none of which was retained by NYLIFE Distributors.

     The policies are sold and premium payments are accepted on a continuous basis.


                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS


     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.


                                STATE REGULATION


     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.


                              RECORDS AND REPORTS


     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation.

                               LEGAL PROCEEDINGS


     NYLIAC is a defendant in individual lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, and/or other operations, including actions involving retail sales practices. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.


     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                                    EXPERTS


     The balance sheet of NYLIAC as of December 31, 2001 and 2000 and the statements of income, of stockholder's equity and of cash flows for the three years in the period ended December 31, 2001 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



     The Separate Account statement of assets and liabilities as of December 31, 2001 and the statement of operations, statement of changes in net assets and the financial highlights for each of the periods indicated in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



                              FINANCIAL STATEMENTS



Series I Policies:         LifeStages(R) Variable Annuity
                           LifeStages(R) Flexible Premium Variable
                           Annuity
                           MainStay Plus Variable Annuity

Series II Policies:        LifeStages(R) Access Variable Annuity
                           MainStay Access Variable Annuity

Series III Policies:       LifeStages(R) Premium Plus Variable Annuity
                           MainStay Premium Plus Variable Annuity
                           AmSouth Premium Plus Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001


                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $568,441,308     $309,049,808     $155,818,927

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................      2,163,680        1,144,303          569,011
                                                               ------------     ------------     ------------
      Total net assets......................................   $566,277,628     $307,905,505     $155,249,916
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $553,783,261     $260,067,316     $144,131,486
    Series II Policies......................................      1,333,308       16,214,187        1,733,429
    Series III Policies.....................................     11,161,059       31,624,002        9,385,001
                                                               ------------     ------------     ------------
      Total net assets......................................   $566,277,628     $307,905,505     $155,249,916
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      19.03     $       1.27     $      15.36
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       7.17     $       1.05     $       8.71
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       6.55     $       1.04     $       8.34
                                                               ============     ============     ============
Identified Cost of Investment...............................   $751,137,941     $309,048,956     $181,292,668
                                                               ============     ============     ============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 INDEXED         SMALL CAP          EQUITY
                                                                  EQUITY           GROWTH           INCOME
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $668,537,395     $ 13,287,615     $ 19,076,216

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................      2,522,102           36,005           57,224
                                                               ------------     ------------     ------------
      Total net assets......................................   $666,015,293     $ 13,251,610     $ 19,018,992
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $647,390,700     $  7,456,329     $ 12,587,672
    Series II Policies......................................      1,825,748          268,450          108,550
    Series III Policies.....................................     16,798,845          785,981        1,408,534
  Net assets retained in Separate Account by
    New York Life Insurance and Annuity Corporation.........             --        4,740,850        4,914,236
                                                               ------------     ------------     ------------
      Total net assets......................................   $666,015,293     $ 13,251,610     $ 19,018,992
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      21.39     $       9.48     $       9.83
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       8.14     $       9.76     $       9.78
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       7.92     $       9.47     $       9.96
                                                               ============     ============     ============
Identified Cost of Investment...............................   $749,085,680     $ 13,001,201     $ 18,629,696
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
     $126,291,942     $444,138,585     $ 21,276,365     $305,843,252     $226,432,009     $168,567,750     $378,199,072

          439,172        1,588,470           81,309        1,138,869          817,350          563,738        1,410,783
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $125,852,770     $442,550,115     $ 21,195,056     $304,704,383     $225,614,659     $168,004,012     $376,788,289
     ============     ============     ============     ============     ============     ============     ============
     $115,641,033     $426,004,364     $ 19,878,277     $296,703,933     $213,976,894     $158,984,492     $359,198,126
        1,420,016        1,427,891          254,207        2,443,711          801,837        1,100,018        1,763,098
        8,791,721       15,117,860        1,062,572        5,556,739       10,835,928        7,919,502       15,827,065
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $125,852,770     $442,550,115     $ 21,195,056     $304,704,383     $225,614,659     $168,004,012     $376,788,289
     ============     ============     ============     ============     ============     ============     ============
     $      13.94     $      15.09     $      12.94     $      17.52     $      18.64     $      14.02     $      21.84
     ============     ============     ============     ============     ============     ============     ============
     $      11.13     $       9.60     $       7.92     $       8.09     $      10.92     $      11.43     $       7.65
     ============     ============     ============     ============     ============     ============     ============
     $      11.01     $       9.44     $       7.95     $       7.75     $      10.44     $      11.21     $       7.70
     ============     ============     ============     ============     ============     ============     ============
     $127,009,415     $580,351,867     $ 24,565,999     $340,184,962     $234,324,585     $171,448,301     $464,913,696
     ============     ============     ============     ============     ============     ============     ============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP      MAINSTAY VP        CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP          MID CAP           INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
        GROWTH            CORE           & GROWTH          VALUE            EQUITY           GROWTH       CAPITALIZATION
    -----------------------------------------------------------------------------------------------------------------
     $  8,219,009     $  7,123,684     $ 57,604,706     $ 49,427,020     $142,866,247     $ 26,723,531     $ 72,412,983

           25,120           23,752          216,136          179,924          562,959          103,032          292,517
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $  8,193,889     $  7,099,932     $ 57,388,570     $ 49,247,096     $142,303,288     $ 26,620,499     $ 72,120,466
     ============     ============     ============     ============     ============     ============     ============
     $  3,227,099     $  2,184,461     $ 45,929,994     $ 34,068,783     $132,751,453     $ 16,990,378     $ 66,444,764
           55,449               --           70,876          335,503          536,818           52,472          513,754
          365,009          240,981        1,388,326        4,231,302        9,015,017          905,810        5,161,948
        4,546,332        4,674,490        9,999,374       10,611,508               --        8,671,839               --
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $  8,193,889     $  7,099,932     $ 57,388,570     $ 49,247,096     $142,303,288     $ 26,620,499     $ 72,120,466
     ============     ============     ============     ============     ============     ============     ============
     $       9.09     $       9.35     $      10.00     $      10.61     $      13.92     $       8.67     $       8.45
     ============     ============     ============     ============     ============     ============     ============
     $      11.65     $      10.00     $       8.29     $       9.86     $       7.81     $       8.33     $       5.94
     ============     ============     ============     ============     ============     ============     ============
     $       9.30     $       9.74     $       8.15     $       9.74     $       6.68     $       8.38     $       5.51
     ============     ============     ============     ============     ============     ============     ============
     $  8,500,945     $  7,362,126     $ 62,669,420     $ 49,484,535     $204,660,718     $ 32,575,305     $ 79,258,902
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2001

                                                                                     FIDELITY              FIDELITY
                                                                 CALVERT                VIP                   VIP
                                                                 SOCIAL            CONTRAFUND(R)         EQUITY-INCOME
                                                                BALANCED          (INITIAL CLASS)       (INITIAL CLASS)
                                                              ---------------------------------------------------------
ASSETS:
  Investment at net asset value.............................  $ 29,543,812          $290,435,494          $188,917,261

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................       108,130             1,077,548               690,622
                                                              ------------          ------------          ------------
      Total net assets......................................  $ 29,435,682          $289,357,946          $188,226,639
                                                              ============          ============          ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................  $ 27,380,164          $279,421,673          $175,540,670
    Series II Policies......................................        98,122               882,593               529,025
    Series III Policies.....................................     1,957,396             9,053,680            12,156,944
                                                              ------------          ------------          ------------
      Total net assets......................................  $ 29,435,682          $289,357,946          $188,226,639
                                                              ============          ============          ============
    Series I variable accumulation unit value...............  $      16.41          $      16.28          $      15.26
                                                              ============          ============          ============
    Series II variable accumulation unit value..............  $       8.57          $       8.58          $       9.97
                                                              ============          ============          ============
    Series III variable accumulation unit value.............  $       8.34          $       8.26          $       9.83
                                                              ============          ============          ============
Identified Cost of Investment...............................  $ 35,156,715          $343,592,143          $199,790,744
                                                              ============          ============          ============

                                                                                     VAN ECK
                                                              T. ROWE PRICE         WORLDWIDE            AMSOUTH
                                                                 EQUITY               HARD              ENHANCED
                                                                 INCOME              ASSETS              MARKET
                                                              -----------------------------------------------------
ASSETS:
  Investment at net asset value.............................  $ 96,425,702        $  3,791,173        $  1,115,699

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................       335,523              14,000               3,735
                                                              ------------        ------------        ------------
      Total net assets......................................  $ 96,090,179        $  3,777,173        $  1,111,964
                                                              ============        ============        ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................  $ 85,476,117        $  3,510,464        $         --
    Series II Policies......................................       901,720              28,768                  --
    Series III Policies.....................................     9,712,342             237,941           1,111,964
                                                              ------------        ------------        ------------
      Total net assets......................................  $ 96,090,179        $  3,777,173        $  1,111,964
                                                              ============        ============        ============
    Series I variable accumulation unit value...............  $      11.55        $       9.28        $         --
                                                              ============        ============        ============
    Series II variable accumulation unit value..............  $      11.07        $       9.24        $         --
                                                              ============        ============        ============
    Series III variable accumulation unit value.............  $      10.85        $       9.37        $       8.75
                                                              ============        ============        ============
Identified Cost of Investment...............................  $ 96,827,518        $  4,056,202        $  1,119,319
                                                              ============        ============        ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                    MORGAN STANLEY
                         JANUS ASPEN           MFS(R)                                                    UIF
      JANUS ASPEN           SERIES           INVESTORS                                                 EMERGING
         SERIES           WORLDWIDE            TRUST              MFS(R)             MFS(R)            MARKETS
        BALANCED            GROWTH             SERIES        RESEARCH SERIES    UTILITIES SERIES        EQUITY
    ---------------------------------------------------------------------------------------------------------------
      $638,222,829       $399,277,470       $ 34,467,065       $ 52,742,866       $    394,182       $ 31,558,061

         2,347,182          1,519,278            126,361            201,828                785            120,357
      ------------       ------------       ------------       ------------       ------------       ------------
      $635,875,647       $397,758,192       $ 34,340,704       $ 52,541,038       $    393,397       $ 31,437,704
      ============       ============       ============       ============       ============       ============
      $607,298,847       $385,522,931       $ 29,963,318       $ 46,895,784       $    134,772       $ 25,015,549
         2,538,163          1,111,235            231,093            376,307                375          5,827,730
        26,038,637         11,124,026          4,146,293          5,268,947            258,250            594,425
      ------------       ------------       ------------       ------------       ------------       ------------
      $635,875,647       $397,758,192       $ 34,340,704       $ 52,541,038       $    393,397       $ 31,437,704
      ============       ============       ============       ============       ============       ============
      $      18.48       $      16.36       $       9.07       $       9.66       $       8.83       $       7.89
      ============       ============       ============       ============       ============       ============
      $       9.61       $       7.00       $       8.07       $       6.87       $      10.43       $       5.72
      ============       ============       ============       ============       ============       ============
      $       9.06       $       6.43       $       7.94       $       6.58       $       8.35       $       6.64
      ============       ============       ============       ============       ============       ============
      $701,632,974       $552,509,514       $ 39,733,959       $ 74,608,865       $    401,797       $ 48,894,782
      ============       ============       ============       ============       ============       ============

                                                                DREYFUS IP      NEUBERGER BERMAN
        AMSOUTH                                                 TECHNOLOGY            AMT
     INTERNATIONAL         AMSOUTH            AMSOUTH             GROWTH            MID-CAP
         EQUITY           LARGE CAP           MID CAP        (INITIAL SHARES)        GROWTH
------------------------------------------------------------------------------------------------
      $    116,199       $  1,889,991       $    517,121       $  3,815,300       $    649,252

               457              6,733              1,946              8,663              1,351
      ------------       ------------       ------------       ------------       ------------
      $    115,742       $  1,883,258       $    515,175       $  3,806,637       $    647,901
      ============       ============       ============       ============       ============
      $         --       $         --       $         --       $  3,197,055       $    463,772
                --                 --                 --             22,969                538
           115,742          1,883,258            515,175            586,613            183,591
      ------------       ------------       ------------       ------------       ------------
      $    115,742       $  1,883,258       $    515,175       $  3,806,637       $    647,901
      ============       ============       ============       ============       ============
      $         --       $         --       $         --       $       9.84       $       9.64
      ============       ============       ============       ============       ============
      $         --       $         --       $         --       $      12.03       $       9.98
      ============       ============       ============       ============       ============
      $       8.16       $       8.72       $       7.38       $      10.03       $      10.05
      ============       ============       ============       ============       ============
      $    125,912       $  1,858,924       $    548,586       $  3,563,879       $    618,775
      ============       ============       ============       ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2001


                                                                MAINSTAY VP       MAINSTAY VP
                                                                  CAPITAL            CASH           MAINSTAY VP
                                                              APPRECIATION(A)    MANAGEMENT(A)    CONVERTIBLE(A)
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     553,870     $   8,771,105     $   5,564,428
  Mortality and expense risk and administrative charges.....      (8,613,948)       (3,517,406)       (1,995,839)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................      (8,060,078)        5,253,699         3,568,589
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     111,790,566       841,256,489        12,323,226
  Cost of investments sold..................................     (92,093,203)     (841,256,524)      (13,452,823)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............      19,697,363               (35)       (1,129,597)
  Realized gain distribution received.......................              --               825                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (199,254,900)            1,111        (8,063,968)
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................    (179,557,537)            1,901        (9,193,565)
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $(187,617,615)    $   5,255,600     $  (5,624,976)
                                                               =============     =============     =============


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                  INDEXED          SMALL CAP          EQUITY
                                                                  EQUITY           GROWTH(B)         INCOME(B)
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   6,969,673     $          --     $      93,864
  Mortality and expense risk and administrative charges.....      (9,673,891)          (49,757)          (79,835)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................      (2,704,218)          (49,757)           14,029
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      61,506,091           594,064           828,448
  Cost of investments sold..................................     (46,724,252)         (626,749)         (841,488)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............      14,781,839           (32,685)          (13,040)
  Realized gain distribution received.......................       6,998,998                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (124,392,572)          286,415           446,521
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................    (102,611,735)          253,730           433,481
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $(105,315,953)    $     203,973     $     447,510
                                                               =============     =============     =============

Not all investment divisions are available under all policies.
(a) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(b) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                        MAINSTAY VP       MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP        HIGH YIELD       INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
    GOVERNMENT(A)    CORPORATE BOND(A)       EQUITY         RETURN(A)         VALUE(A)         BOND(A)         EQUITY(A)
    -----------------------------------------------------------------------------------------------------------------------
    $   5,021,103      $  51,189,724     $     295,592    $   7,844,806    $   3,151,853    $   7,652,777    $   2,644,792
       (1,272,860)        (5,829,686)         (308,250)      (4,388,312)      (2,767,990)      (1,650,068)      (5,349,745)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
        3,748,243         45,360,038           (12,658)       3,456,494          383,863        6,002,709       (2,704,953)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
       11,859,467         30,658,430        60,291,719       25,517,524        8,333,213        6,664,195       43,414,484
      (12,069,683)       (40,584,091)      (62,715,428)     (22,217,915)      (7,971,430)      (6,754,437)     (43,515,129)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
         (210,216)        (9,925,661)       (2,423,709)       3,299,609          361,783          (90,242)        (100,645)
               --                 --            64,702          458,366        9,774,140               --               --
          117,370        (22,979,947)       (1,034,458)     (49,626,251)     (12,824,685)       1,937,501      (78,152,350)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
          (92,846)       (32,905,608)       (3,393,465)     (45,868,276)      (2,688,762)       1,847,259      (78,252,995)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
    $   3,655,397      $  12,454,430     $  (3,406,123)   $ (42,411,782)   $  (2,304,899)   $   7,849,968    $ (80,957,948)
    =============      =============     =============    =============    =============    =============    =============

                                          MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                            AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP        MAINSTAY VP         CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP            MID CAP            INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
      GROWTH(B)           CORE(B)         & GROWTH(A)        VALUE(A)        EQUITY(A)        GROWTH(A)      CAPITALIZATION
    -----------------------------------------------------------------------------------------------------------------------
    $          --      $      11,403     $     468,043    $     339,049    $          --    $          --    $      38,389
          (39,774)           (39,483)         (806,248)        (595,768)      (2,034,650)        (355,152)      (1,099,874)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
          (39,774)           (28,080)         (338,205)        (256,719)      (2,034,650)        (355,152)      (1,061,485)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
           42,186            101,804         5,983,837        2,515,102       21,612,407        4,729,741      319,839,573
          (49,585)          (113,192)       (5,959,118)      (2,441,346)     (26,582,873)      (4,605,734)    (359,223,826)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
           (7,399)           (11,388)           24,719           73,756       (4,970,466)         124,007      (39,384,253)
               --                 --                --        1,084,369               --               --               --
         (281,933)          (238,442)       (5,773,609)      (3,193,323)     (24,045,004)      (2,352,165)      10,366,014
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
         (289,332)          (249,830)       (5,748,890)      (2,035,198)     (29,015,470)      (2,228,158)     (29,018,239)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
    $    (329,106)     $    (277,910)    $  (6,087,095)   $  (2,291,917)   $ (31,050,120)   $  (2,583,310)   $ (30,079,724)
    =============      =============     =============    =============    =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2001

                                                                                                   FIDELITY
                                                                                 FIDELITY             VIP
                                                                 CALVERT            VIP             EQUITY-
                                                                 SOCIAL        CONTRAFUND(R)        INCOME
                                                                BALANCED      (INITIAL CLASS)   (INITIAL CLASS)
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  1,113,980     $   2,325,451     $   2,713,083
  Mortality and expense risk and administrative charges.....      (391,987)       (4,095,496)       (2,422,805)
                                                              -------------    -------------     -------------
      Net investment income (loss)..........................       721,993        (1,770,045)          290,278
                                                              -------------    -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     2,365,692        22,830,991        13,038,458
  Cost of investments sold..................................    (2,593,222)      (22,074,351)      (14,030,404)
                                                              -------------    -------------     -------------
      Net realized gain (loss) on investments...............      (227,530)          756,640          (991,946)
  Realized gain distribution received.......................       542,740         8,207,473         7,622,468
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (3,432,236)      (52,015,544)      (18,435,392)
                                                              -------------    -------------     -------------
      Net gain (loss) on investments........................    (3,117,026)      (43,051,431)      (11,804,870)
                                                              -------------    -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................  $ (2,395,033)    $ (44,821,476)    $ (11,514,592)
                                                              =============    =============     =============

                                                                                 VAN ECK
                                                              T. ROWE PRICE     WORLDWIDE        AMSOUTH
                                                                 EQUITY           HARD          ENHANCED
                                                                 INCOME          ASSETS         MARKET(A)
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  1,057,167    $     56,456    $         598
  Mortality and expense risk and administrative charges.....      (950,532)        (54,425)          (6,579)
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................       106,635           2,031           (5,981)
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     3,879,370       4,176,213            9,936
  Cost of investments sold..................................    (4,031,253)     (4,103,009)         (11,194)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............      (151,883)         73,204           (1,258)
  Realized gain distribution received.......................     1,394,154              71               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (1,334,107)       (588,213)          (3,620)
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................       (91,836)       (514,938)          (4,878)
                                                              -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
          from operations...................................  $     14,799    $   (512,907)   $     (10,859)
                                                              =============   =============   =============

Not all investment divisions are available under all policies.
(a) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(b) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                    MORGAN STANLEY
                         JANUS ASPEN           MFS(R)                                                    UIF
      JANUS ASPEN           SERIES           INVESTORS            MFS(R)             MFS(R)            EMERGING
         SERIES           WORLDWIDE            TRUST             RESEARCH          UTILITIES           MARKETS
      BALANCED(A)           GROWTH             SERIES           SERIES(A)          SERIES(B)          EQUITY(A)
    ---------------------------------------------------------------------------------------------------------------
     $  16,653,583      $   2,114,821      $     146,588      $       6,944      $          --      $          --
        (8,638,361)        (6,095,251)          (439,367)          (750,781)              (958)          (419,886)
     -------------      -------------      -------------      -------------      -------------      -------------
         8,015,222         (3,980,430)          (292,779)          (743,837)              (958)          (419,886)
     -------------      -------------      -------------      -------------      -------------      -------------
        31,654,402         50,404,034          3,237,578          9,952,290              4,209        316,847,031
       (24,639,898)       (46,466,956)        (3,550,180)       (12,530,865)            (4,801)      (316,347,013)
     -------------      -------------      -------------      -------------      -------------      -------------
         7,014,504          3,937,078           (312,602)        (2,578,575)              (592)           500,018
                --                 --            752,387          6,671,889                 --                 --
       (53,765,457)      (125,576,221)        (6,014,855)       (17,689,841)            (7,614)           129,236
     -------------      -------------      -------------      -------------      -------------      -------------
       (46,750,953)      (121,639,143)        (5,575,070)       (13,596,527)            (8,206)           629,254
     -------------      -------------      -------------      -------------      -------------      -------------
     $ (38,735,731)     $(125,619,573)     $  (5,867,849)     $ (14,340,364)     $      (9,164)     $     209,368
     =============      =============      =============      =============      =============      =============

                                                                 DREYFUS IP
        AMSOUTH                                                  TECHNOLOGY        NEUBERGER BERMAN
     INTERNATIONAL         AMSOUTH            AMSOUTH              GROWTH            AMT MID-CAP
       EQUITY(A)         LARGE CAP(A)        MID CAP(A)      (INITIAL SHARES)(B)      GROWTH(B)
    -----------------------------------------------------------------------------------------------
     $          --      $          --      $          --        $          --       $          --
              (925)           (11,188)            (3,736)              (9,124)             (1,406)
     -------------      -------------      -------------        -------------       -------------
              (925)           (11,188)            (3,736)              (9,124)             (1,406)
     -------------      -------------      -------------        -------------       -------------
               675             46,334                818              197,523              17,598
              (802)           (49,123)            (1,048)            (210,573)            (18,921)
     -------------      -------------      -------------        -------------       -------------
              (127)            (2,789)              (230)             (13,050)             (1,323)
                --                 --                 --                   --                  --
            (9,713)            31,067            (31,465)             251,418              30,477
     -------------      -------------      -------------        -------------       -------------
            (9,840)            28,278            (31,695)             238,368              29,154
     -------------      -------------      -------------        -------------       -------------
     $     (10,765)     $      17,090      $     (35,431)       $     229,244       $      27,748
     =============      =============      =============        =============       =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001
and December 31, 2000


                                                                MAINSTAY VP                     MAINSTAY VP
                                                           CAPITAL APPRECIATION               CASH MANAGEMENT
                                                       -----------------------------   -----------------------------
                                                          2001(B)         2000(A)         2001(B)         2000(A)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (8,060,078)  $ (10,602,340)  $   5,253,699   $   8,420,513
    Net realized gain (loss) on investments..........     19,697,363      25,100,430             (35)          1,001
    Realized gain distribution received..............             --      50,255,513             825              --
    Change in unrealized appreciation (depreciation)
      on investments.................................   (199,254,900)   (165,613,796)          1,111            (249)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................   (187,617,615)   (100,860,193)      5,255,600       8,421,265
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     48,764,262     111,319,611     115,572,144     733,667,989
    Policyowners' surrenders.........................    (37,140,495)    (34,544,718)    (33,746,398)    (20,222,444)
    Policyowners' annuity and death benefits.........     (4,477,315)     (4,586,371)     (2,777,629)     (2,226,423)
    Net transfers from (to) Fixed Account............     31,280,588      18,702,189      25,775,174      (3,940,505)
    Transfers between Investment Divisions...........    (36,654,158)    104,018,850      26,391,518    (838,452,951)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....             --              --              --              --
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............      1,772,882     194,909,561     131,214,809    (131,174,334)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        247,350         496,733         (22,924)        (31,510)
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............   (185,597,383)     94,546,101     136,447,485    (122,784,579)
NET ASSETS:
    Beginning of year................................    751,875,011     657,328,910     171,458,020     294,242,599
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 566,277,628   $ 751,875,011   $ 307,905,505   $ 171,458,020
                                                       =============   =============   =============   =============


                                                                MainStay VP                     MainStay VP
                                                           International Equity                Total Return
                                                       -----------------------------   -----------------------------
                                                           2001           2000(a)         2001(b)         2000(a)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     (12,658)  $    (159,518)  $   3,456,494   $   2,573,198
    Net realized gain (loss) on investments..........     (2,423,709)      1,432,834       3,299,609       2,236,321
    Realized gain distribution received..............         64,702       1,319,785         458,366      27,774,424
    Change in unrealized appreciation (depreciation)
      on investments.................................     (1,034,458)     (7,570,836)    (49,626,251)    (53,020,104)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     (3,406,123)     (4,977,735)    (42,411,782)    (20,436,161)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      1,637,861       2,723,634      24,120,215      39,597,773
    Policyowners' surrenders.........................       (952,640)     (1,153,047)    (19,179,525)    (16,123,878)
    Policyowners' annuity and death benefits.........       (207,511)       (176,519)     (2,789,716)     (2,585,778)
    Net transfers from (to) Fixed Account............      2,023,975       1,119,482      15,226,924       6,784,878
    Transfers between Investment Divisions...........     (1,923,946)      3,737,007     (12,181,398)     28,553,657
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............        577,739       6,250,557       5,196,500      56,226,652
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          6,175          15,804          33,777         117,458
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     (2,822,209)      1,288,626     (37,181,505)     35,907,949
NET ASSETS:
    Beginning of year................................     24,017,265      22,728,639     341,885,888     305,977,939
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  21,195,056   $  24,017,265   $ 304,704,383   $ 341,885,888
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series II and III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                                                             MAINSTAY VP
             MAINSTAY VP                     MAINSTAY VP                     HIGH YIELD
             CONVERTIBLE                     GOVERNMENT                    CORPORATE BOND
    -----------------------------   -----------------------------   -----------------------------
       2001(b)         2000(a)         2001(b)         2000(a)         2001(b)         2000(a)
    ---------------------------------------------------------------------------------------------
    $   3,568,589   $   3,097,598   $   3,748,243   $   2,811,167   $  45,360,038   $  45,067,565
       (1,129,597)      1,171,629        (210,216)     (1,358,534)     (9,925,661)     (2,805,144)
               --       8,506,734              --              --              --          18,304
       (8,063,968)    (24,166,144)        117,370       3,457,642     (22,979,947)    (71,659,164)
    -------------   -------------   -------------   -------------   -------------   -------------
       (5,624,976)    (11,390,183)      3,655,397       4,910,275      12,454,430     (29,378,439)
    -------------   -------------   -------------   -------------   -------------   -------------
       20,568,184      35,826,218      18,215,477       7,725,487      41,236,119      34,654,297
       (8,730,708)     (3,786,921)     (6,903,821)     (3,508,145)    (28,224,414)    (23,653,886)
       (1,256,654)     (1,014,467)       (587,901)       (368,014)     (5,487,895)     (4,519,386)
       29,547,519      10,625,948      14,823,488       2,374,856      23,393,433       4,296,836
         (953,011)     42,067,416      36,559,984     (11,015,259)     23,150,243      (6,403,431)
       (5,677,182)    (10,000,000)             --              --              --              --
    -------------   -------------   -------------   -------------   -------------   -------------
       33,498,148      73,718,194      62,107,227      (4,791,075)     54,067,486       4,374,430
    -------------   -------------   -------------   -------------   -------------   -------------
          (19,381)         33,834         (13,411)        (16,752)        (25,869)         65,335
    -------------   -------------   -------------   -------------   -------------   -------------
       27,853,791      62,361,845      65,749,213         102,448      66,496,047     (24,938,674)
      127,396,125      65,034,280      60,103,557      60,001,109     376,054,068     400,992,742
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 155,249,916   $ 127,396,125   $ 125,852,770   $  60,103,557   $ 442,550,115   $ 376,054,068
    =============   =============   =============   =============   =============   =============


             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
                VALUE                           BOND                        GROWTH EQUITY
    -----------------------------   -----------------------------   -----------------------------
       2001(b)         2000(a)         2001(b)         2000(a)         2001(b)         2000(a)
    ---------------------------------------------------------------------------------------------
    $     383,863   $      15,346   $   6,002,709   $   4,338,546   $  (2,704,953)  $  (2,996,696)
          361,783       1,972,003         (90,242)       (628,925)       (100,645)      3,535,546
        9,774,140       5,072,294              --              --              --      38,589,711
      (12,824,685)      8,725,818       1,937,501       2,831,475     (78,152,350)    (59,601,372)
    -------------   -------------   -------------   -------------   -------------   -------------
       (2,304,899)     15,785,461       7,849,968       6,541,096     (80,957,948)    (20,472,811)
    -------------   -------------   -------------   -------------   -------------   -------------
       27,030,064      10,319,353      19,177,542       5,472,326      36,935,798      64,316,841
      (10,834,343)     (9,385,090)     (7,267,424)     (4,394,982)    (21,064,604)    (16,395,828)
       (1,759,852)     (1,272,666)     (1,445,576)       (784,749)     (2,809,354)     (1,798,646)
       21,738,403       1,380,397      15,892,116       2,564,107      35,868,212      14,515,024
       22,755,024     (13,186,883)     47,742,242      (5,852,549)    (13,899,021)     65,007,661
    -------------   -------------   -------------   -------------   -------------   -------------
       58,929,296     (12,144,889)     74,098,900      (2,995,847)     35,031,031     125,645,052
    -------------   -------------   -------------   -------------   -------------   -------------
          (28,886)        (18,755)        (27,572)        (23,092)        113,227         157,041
    -------------   -------------   -------------   -------------   -------------   -------------
       56,595,511       3,621,817      81,921,296       3,522,157     (45,813,690)    105,329,282
      169,019,148     165,397,331      86,082,716      82,560,559     422,601,979     317,272,697
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 225,614,659   $ 169,019,148   $ 168,004,012   $  86,082,716   $ 376,788,289   $ 422,601,979
    =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2001
and December 31, 2000


                                                                                        MAINSTAY VP     MAINSTAY VP
                                                                MAINSTAY VP              SMALL CAP        EQUITY
                                                              INDEXED EQUITY              GROWTH          INCOME
                                                       -----------------------------   -------------   -------------
                                                           2001           2000(a)         2001(c)         2001(c)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (2,704,218)  $  (3,237,978)  $    (49,757)   $      14,029
    Net realized gain (loss) on investments..........     14,781,839       9,749,317        (32,685)         (13,040)
    Realized gain distribution received..............      6,998,998      14,116,026             --               --
    Change in unrealized appreciation (depreciation)
      on investments.................................   (124,392,572)   (106,168,978)       286,415          446,521
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................   (105,315,953)    (85,541,613)       203,973          447,510
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     49,283,835      87,989,207      2,065,855        3,456,428
    Policyowners' surrenders.........................    (39,897,427)    (33,770,454)       (93,246)        (170,727)
    Policyowners' annuity and death benefits.........     (5,988,184)     (5,347,452)           (95)          (2,227)
    Net transfers from (to) Fixed Account............     38,924,875      28,159,875        950,710        2,578,262
    Transfers between Investment Divisions...........    (29,451,263)     81,869,947      5,125,746        7,711,239
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....             --              --      5,000,000        5,000,000
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     12,871,836     158,901,123     13,048,970       18,572,975
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         37,902         361,322         (1,333)          (1,493)
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............    (92,406,215)     73,720,832     13,251,610       19,018,992
NET ASSETS:
    Beginning of year................................    758,421,508     684,700,676             --               --
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 666,015,293   $ 758,421,508   $ 13,251,610    $  19,018,992
                                                       =============   =============   =============   =============

                                                                MAINSTAY VP                        ALGER
                                                                LORD ABBETT                      AMERICAN
                                                                DEVELOPING                         SMALL
                                                                  GROWTH                      CAPITALIZATION
                                                       -----------------------------   -----------------------------
                                                          2001(b)         2000(a)          2001           2000(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (355,152)  $    (478,118)  $  (1,061,485)  $  (1,296,468)
    Net realized gain (loss) on investments..........        124,007         566,218     (39,384,253)    (41,988,748)
    Realized gain distribution received..............             --         943,627              --      34,726,123
    Change in unrealized appreciation (depreciation)
      on investments.................................     (2,352,165)     (8,512,850)     10,366,014     (27,682,001)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     (2,583,310)     (7,481,123)    (30,079,724)    (36,241,094)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      1,429,247       3,736,916       8,308,559      27,374,775
    Policyowners' surrenders.........................       (925,315)     (1,173,756)     (6,938,545)     (3,433,805)
    Policyowners' annuity and death benefits.........       (197,906)        (45,347)       (442,172)       (373,087)
    Net transfers from (to) Fixed Account............      1,277,592       1,523,807      11,036,302      11,298,510
    Transfers between Investment Divisions...........     (2,309,358)      6,271,420      (4,603,579)     44,204,440
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............       (725,740)     10,313,040       7,360,565      79,070,833
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (3,406)         29,293          43,117         106,785
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     (3,312,456)      2,861,210     (22,676,042)     42,936,524
NET ASSETS:
    Beginning of year................................     29,932,955      27,071,745      94,796,508      51,859,984
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  26,620,499   $  29,932,955   $  72,120,466   $  94,796,508
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series II and III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                             MAINSTAY VP                     MAINSTAY VP
                                                                               DREYFUS                       EAGLE ASSET
     MAINSTAY VP     MAINSTAY VP             MAINSTAY VP                        LARGE                        MANAGEMENT
       MID CAP         MID CAP            AMERICAN CENTURY                     COMPANY                         GROWTH
       GROWTH           CORE               INCOME & GROWTH                      VALUE                          EQUITY
    -------------   -------------   -----------------------------   -----------------------------   -----------------------------
       2001(C)         2001(C)         2001(B)         2000(A)         2001(B)         2000(A)         2001(B)         2000(A)
    -----------------------------------------------------------------------------------------------------------------------------
    $    (39,774)   $    (28,080)   $    (338,205)  $    (420,475)  $    (256,719)  $    (185,290)  $  (2,034,650)  $  (1,824,284)
          (7,399)        (11,388)          24,719         259,120          73,756         122,839      (4,970,466)      7,688,979
              --              --               --          88,249       1,084,369         615,857              --      15,711,265
        (281,933)       (238,442)      (5,773,609)     (7,348,735)     (3,193,323)      1,282,595     (24,045,004)    (53,995,450)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        (329,106)       (277,910)      (6,087,095)     (7,421,841)     (2,291,917)      1,836,001     (31,050,120)    (32,419,490)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       1,444,081         807,903        2,880,801       7,574,559       4,431,543       4,230,310      17,857,249      56,917,203
         (13,270)        (26,398)      (2,765,876)     (1,866,785)     (1,704,673)       (925,689)     (7,954,018)     (4,319,692)
              --              --         (616,401)       (185,365)       (363,242)       (319,276)       (843,385)       (578,460)
         776,372         491,164        4,697,305       4,727,285       8,071,316       2,556,929      27,838,244      15,876,356
       1,316,123       1,105,194       (1,535,328)      7,631,772       2,958,512       5,068,496     (21,803,324)     87,344,821
       5,000,000       5,000,000               --              --              --              --      (1,685,468)    (15,000,000)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       8,523,306       7,377,863        2,660,501      17,881,466      13,393,456      10,610,770      13,409,298     140,240,228
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
            (311)            (21)          (1,611)         29,647          (1,476)         (1,064)         11,401          96,937
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       8,193,889       7,099,932       (3,428,205)     10,489,272      11,100,063      12,445,707     (17,629,421)    107,917,675
              --              --       60,816,775      50,327,503      38,147,033      25,701,326     159,932,709      52,015,034
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  8,193,889    $  7,099,932    $  57,388,570   $  60,816,775   $  49,247,096   $  38,147,033   $ 142,303,288   $ 159,932,709
    =============   =============   =============   =============   =============   =============   =============   =============

                                              FIDELITY                        FIDELITY
               CALVERT                           VIP                             VIP                         JANUS ASPEN
               SOCIAL                       CONTRAFUND(R)                   EQUITY-INCOME                      SERIES
              BALANCED                     (INITIAL CLASS)                 (INITIAL CLASS)                    BALANCED
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2001           2000(a)          2001           2000(a)          2001           2000(a)         2001(b)         2000(a)
    -----------------------------------------------------------------------------------------------------------------------------
    $     721,993   $     135,980   $  (1,770,045)  $  (3,283,844)  $     290,278   $     246,478   $   8,015,222   $   7,635,454
         (227,530)         55,563         756,640       2,527,567        (991,946)      1,030,636       7,014,504         939,866
          542,740         813,413       8,207,473      32,205,119       7,622,468       8,082,585              --      44,689,221
       (3,432,236)     (2,265,814)    (52,015,544)    (56,999,558)    (18,435,392)      1,267,673     (53,765,457)    (74,511,518)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (2,395,033)     (1,260,858)    (44,821,476)    (25,550,716)    (11,514,592)     10,627,372     (38,735,731)    (21,246,977)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        3,188,471       4,494,907      20,708,009      46,270,381      20,221,481      17,665,558      58,493,388     117,758,343
       (1,678,884)     (1,057,669)    (15,195,570)    (12,902,569)     (9,776,105)     (6,681,888)    (35,937,935)    (21,229,768)
         (132,045)       (173,038)     (2,097,626)     (1,334,398)     (2,083,049)       (816,611)     (6,074,284)     (3,092,621)
        4,990,518       2,043,766      26,992,249      25,809,383      26,470,182       8,090,642      74,568,408      45,061,269
       (1,357,626)      4,278,613     (17,710,932)     43,697,704       5,361,000       6,691,225     (19,005,838)    147,098,302
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        5,010,434       9,586,579      12,696,130     101,540,501      40,193,509      24,948,926      72,043,739     285,595,525
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
              896           6,423          57,617         130,531            (118)        (10,400)           (446)         94,957
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        2,616,297       8,332,144     (32,067,729)     76,120,316      28,678,799      35,565,898      33,307,562     264,443,505
       26,819,385      18,487,241     321,425,675     245,305,359     159,547,840     123,981,942     602,568,085     338,124,580
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  29,435,682   $  26,819,385   $ 289,357,946   $ 321,425,675   $ 188,226,639   $ 159,547,840   $ 635,875,647   $ 602,568,085
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2001
and December 31, 2000

                                                                                                  MFS(R)
                                                            JANUS ASPEN SERIES                   INVESTORS
                                                             WORLDWIDE GROWTH                  TRUST SERIES
                                                       -----------------------------   -----------------------------
                                                           2001           2000(A)          2001           2000(A)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (3,980,430)  $  (4,583,321)  $    (292,779)  $    (241,238)
    Net realized gain (loss) on investments..........      3,937,078       2,919,298        (312,602)        174,748
    Realized gain distribution received..............             --      41,057,453         752,387         182,991
    Change in unrealized appreciation (depreciation)
      on investments.................................   (125,576,221)   (147,911,692)     (6,014,855)       (483,943)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................   (125,619,573)   (108,518,262)     (5,867,849)       (367,442)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     35,310,655     119,333,550       3,956,045       5,227,254
    Policyowners' surrenders.........................    (24,210,872)    (19,051,964)     (1,691,749)       (931,527)
    Policyowners' annuity and death benefits.........     (2,798,185)     (2,596,140)       (315,935)       (197,218)
    Net transfers from (to) Fixed Account............     42,740,447      36,925,717       8,532,352       3,457,791
    Transfers between Investment Divisions...........    (38,195,934)    154,207,110        (190,099)      3,983,700
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     12,846,111     288,818,273      10,290,614      11,540,000
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        170,553         367,196           7,670           5,342
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............   (112,602,909)    180,667,207       4,430,435      11,177,900
NET ASSETS:
    Beginning of year................................    510,361,101     329,693,894      29,910,269      18,732,369
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 397,758,192   $ 510,361,101   $  34,340,704   $  29,910,269
                                                       =============   =============   =============   =============

                                                                  VAN ECK
                                                                 WORLDWIDE                AMSOUTH         AMSOUTH
                                                                   HARD                  ENHANCED      INTERNATIONAL
                                                                  ASSETS                  MARKET          EQUITY
                                                       -----------------------------   -------------   -------------
                                                           2001           2000(A)         2001(B)         2001(B)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       2,031   $     (19,482)  $      (5,981)  $        (925)
    Net realized gain (loss) on investments..........         73,204          71,880          (1,258)           (127)
    Realized gain distribution received..............             71              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................       (588,213)        230,672          (3,620)         (9,713)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................       (512,907)        283,070         (10,859)        (10,765)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............        624,703         679,098         370,427          37,240
    Policyowners' surrenders.........................       (220,660)       (169,224)        (15,636)           (257)
    Policyowners' annuity and death benefits.........       (158,406)        (79,360)             --              --
    Net transfers from (to) Fixed Account............        499,311         245,403         739,076          89,241
    Transfers between Investment Divisions...........     (1,463,391)      1,983,406          28,991             260
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............       (718,443)      2,659,323       1,122,858         126,484
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............            627             (20)            (35)             23
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     (1,230,723)      2,942,373       1,111,964         115,742
NET ASSETS:
    Beginning of year................................      5,007,896       2,065,523              --              --
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $   3,777,173   $   5,007,896   $   1,111,964   $     115,742
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series II and III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       MFS(R)              MORGAN STANLEY                   T. ROWE PRICE
               MFS(R)                 UTILITIES         UIF EMERGING MARKETS                   EQUITY
           RESEARCH SERIES             SERIES                  EQUITY                          INCOME
    -----------------------------   -------------   -----------------------------   -----------------------------
       2001(B)         2000(A)         2001(C)         2001(B)         2000(A)          2001           2000(A)
-----------------------------------------------------------------------------------------------------------------
    $    (743,837)  $    (443,355)  $        (958)  $    (419,886)  $    (490,056)  $     106,635   $     213,118
       (2,578,575)        147,776            (592)        500,018         848,625        (151,883)        (45,639)
        6,671,889       1,404,903              --              --       4,991,556       1,394,154       2,070,066
      (17,689,841)     (6,283,009)         (7,614)        129,236     (23,965,687)     (1,334,107)      2,057,980
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (14,340,364)     (5,173,685)         (9,164)        209,368     (18,615,562)         14,799       4,295,525
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
        6,274,231      17,653,674         106,217       2,004,189       9,211,505      14,939,826       6,188,074
       (2,554,508)     (1,225,528)           (496)     (1,712,868)     (1,431,130)     (3,667,396)     (1,453,153)
         (478,208)       (217,255)             --        (150,065)       (139,645)       (567,683)       (175,568)
       13,960,004       8,587,290         167,782       2,439,885       2,708,654      18,561,014       3,456,556
       (2,853,894)     19,640,292         129,055        (166,737)     13,347,824      24,088,954       5,699,471
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
       14,347,625      44,438,473         402,558       2,414,404      23,697,208      53,354,715      13,715,380
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
           14,296          18,827               3             815          54,600          (7,183)         (7,068)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
           21,557      39,283,615         393,397       2,624,587       5,136,246      53,362,331      18,003,837
       52,519,481      13,235,866              --      28,813,117      23,676,871      42,727,848      24,724,011
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  52,541,038   $  52,519,481   $     393,397   $  31,437,704   $  28,813,117   $  96,090,179   $  42,727,848
    =============   =============   =============   =============   =============   =============   =============

                                       DREYFUS IP      NEUBERGER BERMAN
                                       TECHNOLOGY            AMT
       AMSOUTH         AMSOUTH           GROWTH            MID-CAP
      LARGE CAP        MID CAP      (INITIAL SHARES)        GROWTH
    -------------   -------------   ----------------   ----------------
       2001(B)         2001(B)          2001(C)            2001(C)
-----------------------------------------------------------------------
    $     (11,188)  $      (3,736)   $      (9,124)     $      (1,406)
           (2,789)           (230)         (13,050)            (1,323)
               --              --               --                 --
           31,067         (31,465)         251,418             30,477
    -------------   -------------    -------------      -------------
           17,090         (35,431)         229,244             27,748
    -------------   -------------    -------------      -------------
          367,533         220,473          873,736            137,432
          (16,802)         (2,885)         (25,538)            (5,977)
               --              --           (5,046)            (4,654)
        1,562,334         332,710          583,932            203,987
          (46,789)            294        2,150,667            289,409
    -------------   -------------    -------------      -------------
        1,866,276         550,592        3,577,751            620,197
    -------------   -------------    -------------      -------------
             (108)             14             (358)               (44)
    -------------   -------------    -------------      -------------
        1,883,258         515,175        3,806,637            647,901
               --              --               --                 --
    -------------   -------------    -------------      -------------
    $   1,883,258   $     515,175    $   3,806,637      $     647,901
    =============   =============    =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
    NYLIAC Variable Annuity Separate Account-III ("Separate Account" formerly, "LifeStages Annuity Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation
("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages()(R) Variable Annuity, LifeStages()(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages()(R) Access Variable Annuity and MainStay Access Variable Annuity), and Series III policies (LifeStages()(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity). This account was established to receive and invest premium payments under Non-Qualified and Tax Qualified Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in the shares of the MainStay VP Series Fund Inc., the Alger American Fund, the Calvert Variable Series, Inc. (formerly, "Acacia Capital Corporation"), the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Universal Institutional Funds, Inc. (formerly, "Morgan Stanley Dean Witter Universal Funds, Inc."), the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Variable Insurance Funds, the Dreyfus Investment Portfolios, and the Neuberger Berman Advisors Management Trust (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

  The following Investment Divisions, with their respective fund portfolios, are available for all LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity, LifeStages(R) Access Variable Annuity and LifeStages(R) Premium Plus Variable Annuity Policyholders to invest premium payments: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP Small Cap Growth, MainStay VP Equity Income, MainStay VP Mid Cap Growth, MainStay VP Mid Cap Core, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced (formerly, "Calvert Socially Responsible"), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Investors Trust Series (formerly, "MFS(R) Growth With Income Series"), MFS(R) Research Series, Morgan Stanley UIF Emerging Markets Equity (formerly, "Morgan Stanley Dean Witter Emerging Markets Equity"), T. Rowe Price Equity Income, Van Eck Worldwide Hard Assets, and Dreyfus IP Technology Growth (Initial Shares). Each Investment Division of the Separate Account will invest exclusively in the corresponding eligible portfolio.

  The following Investment Divisions, with their respective fund portfolios, are available for all MainStay Plus Variable Annuity, MainStay Access Variable Annuity and MainStay Premium Plus Variable Annuity Policyholders to invest premium payments: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP Small Cap Growth, MainStay VP Equity Income, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced (formerly, "Calvert Socially

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

Responsible"), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Investors Trust Series (formerly, "MFS(R) Growth With Income Series"), MFS(R) Research Series, MFS(R) Utilities Series, Morgan Stanley UIF Emerging Markets Equity (formerly "Morgan Stanley Dean Witter Emerging Markets Equity"), T. Rowe Price Equity Income, Van Eck Worldwide Hard Assets, Dreyfus IP Technology Growth (Initial Shares) and Neuberger Berman AMT Mid-Cap Growth. Each Investment Division of the Separate Account will invest exclusively in the corresponding eligible portfolio.

  The following Investment Divisions are available for AmSouth Premium Plus Variable Annuity policies: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Janus Aspen Series Balanced, MFS(R) Research Series, Morgan Stanley UIF Emerging Markets Equity (formerly, "Morgan Stanley Dean Witter Emerging Markets Equity"), AmSouth Enhanced Market, AmSouth International Equity, AmSouth Large Cap, and AmSouth Mid Cap. Each Investment Division of the Separate Account will invest exclusively in the corresponding eligible portfolio.

  For all policies within Series I, II, & III, initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For all policies, subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging Advantage Plan Accounts (where available) at the close of the Business Day they are received. In addition, for all policies, the Policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2001, the investments of the Separate Account are as follows:


                                                           MAINSTAY VP          MAINSTAY VP
                                                             CAPITAL               CASH             MAINSTAY VP
                                                           APPRECIATION         MANAGEMENT          CONVERTIBLE
                                                           ----------------------------------------------------
Number of shares.........................................      24,049             309,050              15,417
Identified cost..........................................    $751,138            $309,049            $181,293


                                                            MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                              INDEXED            SMALL CAP            EQUITY
                                                              EQUITY              GROWTH              INCOME
                                                            ---------------------------------------------------
Number of shares..........................................     28,895               1,392               1,937
Identified cost...........................................   $749,086            $ 13,001            $ 18,630

  Investment activity for the year ended December 31, 2001, was as follows:


                                                            MAINSTAY VP          MAINSTAY VP
                                                              CAPITAL               CASH             MAINSTAY VP
                                                            APPRECIATION         MANAGEMENT          CONVERTIBLE
                                                            ----------------------------------------------------
Purchases.................................................    $105,526            $978,271            $ 49,500
Proceeds from sales.......................................     111,791             841,256              12,323


                                                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                             INDEXED            SMALL CAP            EQUITY
                                                             EQUITY              GROWTH              INCOME
                                                           ---------------------------------------------------
Purchases................................................   $ 78,670            $ 13,628            $ 19,471
Proceeds from sales......................................     61,506                 594                 828

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
         12,206           54,929            2,114           18,322           14,752           12,858           18,921
       $127,009         $580,352         $ 24,566         $340,185         $234,325         $171,448         $464,914

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP        MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
        GROWTH        MID CAP CORE       & GROWTH          VALUE            EQUITY           GROWTH       CAPITALIZATION
    --------------------------------------------------------------------------------------------------------------------
            898              758            5,624            4,727           11,515            3,067            4,375
       $  8,501         $  7,362         $ 62,669         $ 49,485         $204,661         $ 32,575         $ 79,259


                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
       $ 77,950         $130,356         $ 60,928         $ 34,673         $ 77,615         $ 86,997         $ 75,878
         11,859           30,658           60,292           25,518            8,333            6,664           43,414

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP        MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
        GROWTH        MID CAP CORE       & GROWTH          VALUE            EQUITY           GROWTH       CAPITALIZATION
    --------------------------------------------------------------------------------------------------------------------
       $  8,551         $  7,475         $  8,318         $ 16,788         $ 33,031         $  3,649         $326,178
             42              102            5,984            2,515           21,612            4,730          319,840

--------------------------------------------------------------------------------

                                                 FIDELITY             FIDELITY                            JANUS ASPEN
                               CALVERT              VIP                 VIP             JANUS ASPEN         SERIES
                                SOCIAL         CONTRAFUND(R)       EQUITY-INCOME           SERIES          WORLDWIDE
                               BALANCED       (INITIAL CLASS)     (INITIAL CLASS)         BALANCED          GROWTH
                            ------------------------------------------------------------------------------------------
Number of shares..........       16,796             14,428               8,304              28,277           13,990
Identified cost...........     $ 35,157           $343,592            $199,791            $701,633         $552,510

                                                                                        DREYFUS IP         NEUBERGER
                               AMSOUTH                                                  TECHNOLOGY        BERMAN AMT
                            INTERNATIONAL        AMSOUTH            AMSOUTH               GROWTH            MID-CAP
                                EQUITY          LARGE CAP           MID CAP          (INITIAL SHARES)       GROWTH
                            ------------------------------------------------------------------------------------------
Number of shares..........           15              207                  68                  402                38
Identified cost...........     $    126         $  1,859            $    549             $  3,564          $    619

                                                 FIDELITY             FIDELITY                            JANUS ASPEN
                               CALVERT              VIP                 VIP             JANUS ASPEN         SERIES
                                SOCIAL         CONTRAFUND(R)       EQUITY-INCOME           SERIES          WORLDWIDE
                               BALANCED       (INITIAL CLASS)     (INITIAL CLASS)         BALANCED          GROWTH
                            ------------------------------------------------------------------------------------------
Purchases.................     $  8,661           $ 42,035            $ 61,291            $112,050         $ 59,292
Proceeds from sales.......        2,366             22,831              13,038              31,654           50,404

                                                                                        DREYFUS IP         NEUBERGER
                               AMSOUTH                                                  TECHNOLOGY        BERMAN AMT
                            INTERNATIONAL        AMSOUTH            AMSOUTH               GROWTH            MID-CAP
                                EQUITY          LARGE CAP           MID CAP          (INITIAL SHARES)       GROWTH
                            ------------------------------------------------------------------------------------------
Purchases.................     $    127         $  1,908            $    550             $  3,774          $    638
Proceeds from sales.......            1               46                   1                  198                18

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                       MORGAN STANLEY
        MFS(R)                                              UIF                             VAN ECK
      INVESTORS          MFS(R)           MFS(R)          EMERGING      T. ROWE PRICE      WORLDWIDE         AMSOUTH
        TRUST           RESEARCH        UTILITIES         MARKETS           EQUITY            HARD           ENHANCED
        SERIES           SERIES           SERIES           EQUITY           INCOME           ASSETS           MARKET
    --------------------------------------------------------------------------------------------------------------------
          2,012            3,683               25            4,760            5,030              355              128
       $ 39,734         $ 74,609         $    402         $ 48,895         $ 96,828         $  4,056         $  1,119

                                                       MORGAN STANLEY
        MFS(R)                                              UIF                             VAN ECK
      INVESTORS          MFS(R)           MFS(R)          EMERGING      T. ROWE PRICE      WORLDWIDE         AMSOUTH
        TRUST           RESEARCH        UTILITIES         MARKETS           EQUITY            HARD           ENHANCED
        SERIES           SERIES           SERIES           EQUITY           INCOME           ASSETS           MARKET
    --------------------------------------------------------------------------------------------------------------------
       $ 14,022         $ 30,286         $    407         $318,873         $ 58,924         $  3,458         $  1,131
          3,238            9,952                4          316,847            3,879            4,176               10

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

N
    YLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I and Series III policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn, this charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn, this charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity policies, which are also part of Series III, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn, this charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, Mainstay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity, there is a lower surrender charge. These charges are recorded as surrenders in the accompanying statements of changes in net assets.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity contracts which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies this charge is $40 per policy (may be lower in some states). For Series III policies, this charge is $30 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II and III policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, Series II, and Series III policies these charges are made daily at an annual rate of 1.40%, 1.55%, and 1.60%, respectively of the daily net asset value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

T
    he Separate Account does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 2001 and December 31, 2000, were as follows:


                                                                   MAINSTAY VP                           MAINSTAY VP
                                                              CAPITAL APPRECIATION                     CASH MANAGEMENT
                                                           ---------------------------           ---------------------------
                                                           2001(b)            2000(a)            2001(b)            2000(a)
                                                           -----------------------------------------------------------------
SERIES I POLICIES
Units issued (redeemed) on contributions by NYLIAC.....         --                  --                --                  --
Units issued on payments received from policyowners....      2,071               3,837            70,068             604,129
Units redeemed on surrenders...........................     (1,807)             (1,216)          (23,961)            (14,313)
Units redeemed on annuity and death benefits...........       (211)               (163)           (2,196)             (1,838)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................      1,127                 648             1,752              (3,589)
Units issued (redeemed) on transfers between Investment
  Divisions............................................     (1,874)              3,663            26,556            (700,084)
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................       (694)              6,769            72,219            (115,695)
Units outstanding, beginning of year...................     29,793              23,024           133,091             248,786
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................     29,099              29,793           205,310             133,091
                                                           ========           ========           ========           ========
SERIES II POLICIES
Units issued on payments received from policyowners....        109                 117            18,944               7,189
Units redeemed on surrenders...........................        (25)                 (5)           (2,737)             (2,874)
Units redeemed on annuity and death benefits...........         (1)                 --               (12)                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         --                  --               (40)                245
Units issued (redeemed) on transfers between Investment
  Divisions............................................        (20)                 11            (4,775)               (486)
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................         63                 123            11,380               4,074
Units outstanding, beginning of year...................        123                  --             4,074                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................        186                 123            15,454               4,074
                                                           ========           ========           ========           ========
SERIES III POLICIES
Units issued on payments received from policyowners....        563                 130             7,770               2,624
Units redeemed on surrenders...........................        (28)                 (1)             (738)                (58)
Units redeemed on annuity and death benefits...........        (10)                 --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................      1,080                  70            22,767                 122
Units issued (redeemed) on transfers between Investment
  Divisions............................................       (111)                 11            (2,009)               (102)
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................      1,494                 210            27,790               2,586
Units outstanding, beginning of year...................        210                  --             2,586                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................      1,704                 210            30,376               2,586
                                                           ========           ========           ========           ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                    MAINSTAY VP
        MAINSTAY VP           MAINSTAY VP           HIGH YIELD
        CONVERTIBLE           GOVERNMENT          CORPORATE BOND
    -------------------   -------------------   -------------------
    2001(b)    2000(a)    2001(b)    2000(a)    2001(b)    2000(a)
    ---------------------------------------------------------------
       (371)       (629)       --          --        --          --
      1,113       1,955     1,106         579     2,405       2,139
       (541)       (220)     (487)       (283)   (1,850)     (1,512)
        (71)        (60)      (42)        (30)     (353)       (289)
      1,473         625       676         187       928         266
        (91)      2,376     2,532        (953)    1,405        (420)
    --------   --------   --------   --------   --------   --------
      1,512       4,047     3,785        (500)    2,535         184
      7,873       3,826     4,508       5,008    25,693      25,509
    --------   --------   --------   --------   --------   --------
      9,385       7,873     8,293       4,508    28,228      25,693
    ========   ========   ========   ========   ========   ========
         86         163        84          21       102          89
        (16)         (2)       (6)         --       (39)         (3)
         (9)         --        (1)         --        (3)         --
        (12)         (8)       --          --        --          --
         --          (3)       24           6         4          (1)
    --------   --------   --------   --------   --------   --------
         49         150       101          27        64          85
        150          --        27          --        85          --
    --------   --------   --------   --------   --------   --------
        199         150       128          27       149          85
    ========   ========   ========   ========   ========   ========
        274          59       189           4       424          45
        (29)         --       (11)         --       (17)         --
        (10)         --        --          --       (17)         --
        799          16       505           1     1,011          17
         10           6       110          --       146          (8)
    --------   --------   --------   --------   --------   --------
      1,044          81       793           5     1,547          54
         81          --         5          --        54          --
    --------   --------   --------   --------   --------   --------
      1,125          81       798           5     1,601          54
    ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------



                                                                   MAINSTAY VP                           MAINSTAY VP
                                                              INTERNATIONAL EQUITY                      TOTAL RETURN
                                                           ---------------------------           ---------------------------
                                                             2001             2000(a)            2001(b)            2000(a)
                                                           -----------------------------------------------------------------
SERIES I POLICIES
Units issued on payments received from policyowners....         99                 155             1,232               1,727
Units redeemed on surrenders...........................        (71)                (68)           (1,065)               (765)
Units redeemed on annuity and death benefits...........         (9)                (11)             (148)               (123)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         74                  65               591                 316
Units issued (redeemed) on transfers between Investment
  Divisions............................................       (112)                211              (698)              1,363
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................        (19)                352               (88)              2,518
Units outstanding, beginning of year...................      1,556               1,204            17,027              14,509
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................      1,537               1,556            16,939              17,027
                                                           ========           ========           ========           ========
SERIES II POLICIES
Units issued on payments received from policyowners....         13                  13                43                 295
Units redeemed on surrenders...........................         --                  --                (4)                 --
Units redeemed on annuity and death benefits...........        (10)                 --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         --                  --               (10)                 --
Units issued (redeemed) on transfers between Investment
  Divisions............................................         11                   5               (24)                  2
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................         14                  18                 5                 297
Units outstanding, beginning of year...................         18                  --               297                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................         32                  18               302                 297
                                                           ========           ========           ========           ========
SERIES III POLICIES
Units issued on payments received from policyowners....         23                   4               152                  39
Units redeemed on surrenders...........................         (1)                 --               (17)                 --
Units redeemed on annuity and death benefits...........         (1)                 --               (13)                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................        129                   8               567                  17
Units issued (redeemed) on transfers between Investment
  Divisions............................................        (28)                 --               (28)                 --
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................        122                  12               661                  56
Units outstanding, beginning of year...................         12                  --                56                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................        134                  12               717                  56
                                                           ========           ========           ========           ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
           VALUE                 BOND              GROWTH EQUITY        INDEXED EQUITY
    -------------------   -------------------   -------------------   -------------------
    2001(b)    2000(a)    2001(b)    2000(a)    2001(b)    2000(a)      2001     2000(a)
    -------------------------------------------------------------------------------------
      1,272         591     1,191         418     1,319       2,211     1,899       3,173
       (577)       (564)     (518)       (356)     (909)       (586)   (1,775)     (1,266)
        (84)        (76)     (106)        (64)     (120)        (64)     (265)       (201)
        747          80       813         202     1,093         501     1,248       1,047
      1,161        (850)    3,371        (483)     (650)      2,331    (1,437)      3,037
    --------   --------   --------   --------   --------   --------   --------   --------
      2,519        (819)    4,751        (283)      733       4,393      (330)      5,790
      8,963       9,782     6,588       6,871    15,714      11,321    30,595      24,805
    --------   --------   --------   --------   --------   --------   --------   --------
     11,482       8,963    11,339       6,588    16,447      15,714    30,265      30,595
    ========   ========   ========   ========   ========   ========   ========   ========
         59          22        74          17        97         141       135         142
         (7)         --        (7)         --        (8)         (2)      (35)         (4)
         (7)         --        --          --        (3)         --        (2)         --
         (2)         --        (1)         --         7          (3)        3          (4)
          8          --        14          (1)       (2)          3       (12)          1
    --------   --------   --------   --------   --------   --------   --------   --------
         51          22        80          16        91         139        89         135
         22          --        16          --       139          --       135          --
    --------   --------   --------   --------   --------   --------   --------   --------
         73          22        96          16       230         139       224         135
    ========   ========   ========   ========   ========   ========   ========   ========
        252           6       176          13       649          86       636         176
         (8)         --        (7)         --       (25)         (2)      (31)         --
         (9)         --        --          --        --          --        --          --
        765           1       426           5     1,354          76     1,322          38
         30          --        93          --       (87)          3       (24)          3
    --------   --------   --------   --------   --------   --------   --------   --------
      1,030           7       688          18     1,891         163     1,903         217
          7          --        18          --       163          --       217          --
    --------   --------   --------   --------   --------   --------   --------   --------
      1,037           7       706          18     2,054         163     2,120         217
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------



                                                     MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   MAINSTAY VP
                                                      SMALL CAP      EQUITY        MID CAP       MID CAP
                                                       GROWTH        INCOME        GROWTH         CORE
                                                     -----------   -----------   -----------   -----------
                                                       2001(c)       2001(c)       2001(c)       2001(c)
                                                     -----------------------------------------------------
SERIES I POLICIES
Units issued (redeemed) on contributions by
  NYLIAC...........................................        500           500           500           500
Units issued on payments received from
  policyowners.....................................        184           301           151            87
Units redeemed on surrenders.......................        (16)          (16)           (2)           (3)
Units redeemed on annuity and death benefits.......         --            --            --            --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................         75           188            57            40
Units issued (redeemed) on transfers between
  Investment Divisions.............................        543           808           149           110
                                                      --------      --------      --------      --------
  Net increase (decrease)..........................      1,286         1,781           855           734
Units outstanding, beginning of year...............         --            --            --            --
                                                      --------      --------      --------      --------
Units outstanding, end of year.....................      1,286         1,781           855           734
                                                      ========      ========      ========      ========
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................         29             9             5            --
Units redeemed on surrenders.......................         --            --            --            --
Units redeemed on annuity and death benefits.......         --            --            --            --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................         --            --            --            --
Units issued (redeemed) on transfers between
  Investment Divisions.............................         (1)            2            --            --
                                                      --------      --------      --------      --------
  Net increase (decrease)..........................         28            11             5            --
Units outstanding, beginning of year...............         --            --            --            --
                                                      --------      --------      --------      --------
Units outstanding, end of year.....................         28            11             5            --
                                                      ========      ========      ========      ========
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................         23            55             8             2
Units redeemed on surrenders.......................         --            (1)           --            --
Units redeemed on annuity and death benefits.......         --            --            --            --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................         32            84            31            14
Units issued (redeemed) on transfers between
  Investment Divisions.............................         28             3            --             9
                                                      --------      --------      --------      --------
  Net increase (decrease)..........................         83           141            39            25
Units outstanding, beginning of year...............         --            --            --            --
                                                      --------      --------      --------      --------
Units outstanding, end of year.....................         83           141            39            25
                                                      ========      ========      ========      ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                    MainStay VP
        MainStay VP           MainStay VP           Eagle Asset           MAINSTAY VP
     American Century        Dreyfus Large          Management            LORD ABBETT
      Income & Growth        Company Value         Growth Equity       DEVELOPING GROWTH
    -------------------   -------------------   -------------------   -------------------
    2001(b)    2000(a)    2001(b)    2000(a)    2001(b)    2000(a)    2001(b)    2000(a)
    -------------------------------------------------------------------------------------
         --         --         --         --       (120)      (880)        --          --
        253        611        341        371        984      2,728        132         325
       (266)      (157)      (156)       (87)      (540)      (212)      (110)       (112)
        (52)       (16)       (27)       (29)       (48)       (29)       (15)         (4)
        361        386        460        231      1,457        780        105         141
       (157)       633        237        473     (1,519)     4,206       (294)        515
    --------   --------   --------   --------   --------   --------   --------   --------
        139      1,457        855        959        214      6,593       (182)        865
      5,454      3,997      3,356      2,397      9,323      2,730      3,141       2,276
    --------   --------   --------   --------   --------   --------   --------   --------
      5,593      5,454      4,211      3,356      9,537      9,323      2,959       3,141
    ========   ========   ========   ========   ========   ========   ========   ========
          4         17         17         13         60         69          6           9
         --         --         (1)        (1)        (3)        (7)        --          --
         (9)        --         (8)        --        (18)        --         (9)         --
         (2)        --         --         --         (5)        (5)        --          --
         (1)        --          9          5        (20)        (2)        --          --
    --------   --------   --------   --------   --------   --------   --------   --------
         (8)        17         17         17         14         55         (3)          9
         17         --         17         --         55         --          9          --
    --------   --------   --------   --------   --------   --------   --------   --------
          9         17         34         17         69         55          6           9
    ========   ========   ========   ========   ========   ========   ========   ========
         29         10         66          6        342        149         30          23
         (2)        --         (5)        --        (22)        (5)        (1)         --
         (1)        --         --         --         --         --         --          --
        120         14        336          8        906         73         51           2
         --         --         23         --        (83)       (10)        24         (21)
    --------   --------   --------   --------   --------   --------   --------   --------
        146         24        420         14      1,143        207        104           4
         24         --         14         --        207         --          4          --
    --------   --------   --------   --------   --------   --------   --------   --------
        170         24        434         14      1,350        207        108           4
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------



                                                                                   CALVERT
                                                        ALGER AMERICAN             SOCIAL
                                                     SMALL CAPITALIZATION         BALANCED
                                                     ---------------------   -------------------
                                                       2001       2000(a)      2001     2000(a)
                                                     -------------------------------------------
SERIES I POLICIES
Units issued on payments received from
  policyowners.....................................       674       1,664         140        227
Units redeemed on surrenders.......................      (467)       (221)        (96)       (56)
Units redeemed on annuity and death benefits.......       (42)        (24)         (7)        (9)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       789         726         228        104
Units issued (redeemed) on transfers between
  Investment Divisions.............................      (747)      2,449         (81)       231
                                                     --------    --------    --------   --------
  Net increase (decrease)..........................       207       4,594         184        497
Units outstanding, beginning of year...............     7,657       3,063       1,484        987
                                                     --------    --------    --------   --------
Units outstanding, end of year.....................     7,864       7,657       1,668      1,484
                                                     ========    ========    ========   ========
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................       112          68           4         11
Units redeemed on surrenders.......................      (473)         (1)         (2)        --
Units redeemed on annuity and death benefits.......        (9)         --          (1)        --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        (2)         (2)         --         --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       390           4          (1)        --
                                                     --------    --------    --------   --------
  Net increase (decrease)..........................        18          69          --         11
Units outstanding, beginning of year...............        69          --          11         --
                                                     --------    --------    --------   --------
Units outstanding, end of year.....................        87          69          11         11
                                                     ========    ========    ========   ========
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................       189          94          91         11
Units redeemed on surrenders.......................        (9)         (5)         (4)        --
Units redeemed on annuity and death benefits.......        (1)         --          --         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       641          52         133         10
Units issued (redeemed) on transfers between
  Investment Divisions.............................       (26)          1          (4)        (2)
                                                     --------    --------    --------   --------
  Net increase (decrease)..........................       794         142         216         19
Units outstanding, beginning of year...............       142          --          19         --
                                                     --------    --------    --------   --------
Units outstanding, end of year.....................       936         142         235         19
                                                     ========    ========    ========   ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


         FIDELITY              FIDELITY                                   JANUS ASPEN
            VIP                   VIP               JANUS ASPEN             SERIES
       CONTRAFUND(R)         EQUITY-INCOME            SERIES               WORLDWIDE
      (INITIAL CLASS)       (INITIAL CLASS)          BALANCED               GROWTH
    -------------------   -------------------   -------------------   -------------------
      2001     2000(a)      2001     2000(a)    2001(b)    2000(a)      2001     2000(a)
    -------------------------------------------------------------------------------------
       1,057     2,249       1,098      1,137     2,693      5,644      1,690       4,553
        (908)     (651)       (619)      (442)   (1,877)    (1,051)    (1,306)       (748)
        (125)      (67)       (123)       (54)     (314)      (154)      (153)       (102)
       1,246     1,280       1,112        533     2,976      2,184      1,916       1,451
      (1,093)    2,168         271        449    (1,041)     7,227     (2,256)      5,702
    --------   --------   --------   --------   --------   --------   --------   --------
         177     4,979       1,739      1,623     2,437     13,850       (109)     10,856
      16,983    12,004       9,762      8,139    30,425     16,575     23,672      12,816
    --------   --------   --------   --------   --------   --------   --------   --------
      17,160    16,983      11,501      9,762    32,862     30,425     23,563      23,672
    ========   ========   ========   ========   ========   ========   ========   ========
          69        45          25         24       160        157         81         135
          (8)       (1)         (3)        --       (29)        --        (89)         (8)
          --        --          (8)        --        (4)        --         (1)         --
          (1)       --          (1)        --        (5)        --          2          (2)
          (3)        2          13          3       (18)         3         39           2
    --------   --------   --------   --------   --------   --------   --------   --------
          57        46          26         27       104        160         32         127
          46        --          27         --       160         --        127          --
    --------   --------   --------   --------   --------   --------   --------   --------
         103        46          53         27       264        160        159         127
    ========   ========   ========   ========   ========   ========   ========   ========
         277       101         264         18       654        189        443         229
         (21)       --         (17)        --       (56)        (2)       (38)         (6)
          (1)       --          (6)        --       (12)        --        (10)         --
         737        47         946          8     2,037        106      1,103         106
         (42)       (1)         24         --       (42)         1       (101)          4
    --------   --------   --------   --------   --------   --------   --------   --------
         950       147       1,211         26     2,581        294      1,397         333
         147        --          26         --       294         --        333          --
    --------   --------   --------   --------   --------   --------   --------   --------
       1,097       147       1,237         26     2,875        294      1,730         333
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------



                                                     MFS(R) INVESTORS TRUST      MFS(R) RESEARCH
                                                             SERIES                  SERIES
                                                     -----------------------   -------------------
                                                        2001       2000(a)     2001(b)    2000(a)
                                                     ---------------------------------------------
SERIES I POLICIES
Units issued on payments received from
  policyowners.....................................        318          457        458       1,163
Units redeemed on surrenders.......................       (168)         (84)      (235)        (86)
Units redeemed on annuity and death benefits.......        (33)         (18)       (39)        (16)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        537          291        984         598
Units issued (redeemed) on transfers between
  Investment Divisions.............................        (46)         364       (365)      1,396
                                                      --------     --------    --------   --------
  Net increase (decrease)..........................        608        1,010        803       3,055
Units outstanding, beginning of year...............      2,695        1,685      4,054         999
                                                      --------     --------    --------   --------
Units outstanding, end of year.....................      3,303        2,695      4,857       4,054
                                                      ========     ========    ========   ========
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................         10           10         19          74
Units redeemed on surrenders.......................         (2)          --         (7)         (1)
Units redeemed on annuity and death benefits.......         --           --        (10)         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................         --           --        (16)         (8)
Units issued (redeemed) on transfers between
  Investment Divisions.............................         10            1          3           1
                                                      --------     --------    --------   --------
  Net increase (decrease)..........................         18           11        (11)         66
Units outstanding, beginning of year...............         11           --         66          --
                                                      --------     --------    --------   --------
Units outstanding, end of year.....................         29           11         55          66
                                                      ========     ========    ========   ========
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................         87            7        136          96
Units redeemed on surrenders.......................        (10)          --        (11)         (4)
Units redeemed on annuity and death benefits.......         --           --         --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        422           25        486          62
Units issued (redeemed) on transfers between
  Investment Divisions.............................         (9)          --         11          25
                                                      --------     --------    --------   --------
  Net increase (decrease)..........................        490           32        622         179
Units outstanding, beginning of year...............         32           --        179          --
                                                      --------     --------    --------   --------
Units outstanding, end of year.....................        522           32        801         179
                                                      ========     ========    ========   ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                       MORGAN STANLEY
        MFS(R)               UIF
      UTILITIES           EMERGING            T. ROWE PRICE
        SERIES         MARKETS EQUITY         EQUITY INCOME
    --------------   -------------------   -------------------
       2001(c)       2001(b)    2000(a)      2001     2000(a)
    ----------------------------------------------------------
              2          218        721       1,056        583
             --         (217)      (118)       (311)      (143)
             --          (20)       (11)        (43)       (17)
              2          254        233       1,026        331
             11         (421)       874       1,991        538
       --------      --------   --------   --------   --------
             15         (186)     1,699       3,719      1,292
             --        3,358      1,659       3,679      2,387
       --------      --------   --------   --------   --------
             15        3,172      3,358       7,398      3,679
       ========      ========   ========   ========   ========
             --           12          7          66          5
             --           (1)        (1)         (4)        --
             --           --         --          --         --
             --           --         --          (1)        --
             --        1,002         --           7          8
       --------      --------   --------   --------   --------
             --        1,013          6          68         13
             --            6         --          13         --
       --------      --------   --------   --------   --------
             --        1,019          6          81         13
       ========      ========   ========   ========   ========
             10           33          4         189          6
             --           (1)        --          (8)        --
             --           --         --          (7)        --
             18           60          3         640          6
              3          (10)        --          72         (3)
       --------      --------   --------   --------   --------
             31           82          7         886          9
             --            7         --           9         --
       --------      --------   --------   --------   --------
             31           89          7         895          9
       ========      ========   ========   ========   ========

--------------------------------------------------------------------------------


                                                           VAN ECK           AMSOUTH        AMSOUTH
                                                          WORLDWIDE         ENHANCED     INTERNATIONAL
                                                         HARD ASSETS         MARKET         EQUITY
                                                     -------------------   -----------   -------------
                                                       2001     2000(a)      2001(b)        2001(b)
                                                     -------------------------------------------------
SERIES I POLICIES
Units issued on payments received from
  policyowners.....................................        39        66           --             --
Units redeemed on surrenders.......................       (22)      (17)          --             --
Units redeemed on annuity and death benefits.......       (16)       (8)          --             --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        37        24           --             --
Units issued (redeemed) on transfers between
  Investment Divisions.............................      (129)      188           --             --
                                                     --------   --------    --------       --------
  Net increase (decrease)..........................       (91)      253           --             --
Units outstanding, beginning of year...............       469       216           --             --
                                                     --------   --------    --------       --------
Units outstanding, end of year.....................       378       469           --             --
                                                     ========   ========    ========       ========
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................        10         2           --             --
Units redeemed on surrenders.......................        --        --           --             --
Units redeemed on annuity and death benefits.......        --        --           --             --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        --        --           --             --
Units issued (redeemed) on transfers between
  Investment Divisions.............................        (9)       --           --             --
                                                     --------   --------    --------       --------
  Net increase (decrease)..........................         1         2           --             --
Units outstanding, beginning of year...............         2        --           --             --
                                                     --------   --------    --------       --------
Units outstanding, end of year.....................         3         2           --             --
                                                     ========   ========    ========       ========
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................        14        --           41              4
Units redeemed on surrenders.......................        (1)       --           (2)            --
Units redeemed on annuity and death benefits.......        --        --           --             --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        15        --           85             10
Units issued (redeemed) on transfers between
  Investment Divisions.............................        (8)        5            3             --
                                                     --------   --------    --------       --------
  Net increase (decrease)..........................        20         5          127             14
Units outstanding, beginning of year...............         5        --           --             --
                                                     --------   --------    --------       --------
Units outstanding, end of year.....................        25         5          127             14
                                                     ========   ========    ========       ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                   DREYFUS IP         NEUBERGER
                                   TECHNOLOGY           BERMAN
      AMSOUTH       AMSOUTH          GROWTH          AMT MID-CAP
     LARGE CAP      MID CAP     (INITIAL SHARES)        GROWTH
    -----------   -----------   ----------------   ----------------
      2001(b)       2001(b)         2001(c)            2001(c)
    ---------------------------------------------------------------
           --            --               78                 11
           --            --               (3)                (1)
           --            --               (1)                --
           --            --               24                  8
           --            --              227                 30
     --------      --------         --------           --------
           --            --              325                 48
           --            --               --                 --
     --------      --------         --------           --------
           --            --              325                 48
     ========      ========         ========           ========
           --            --                1                 --
           --            --               --                 --
           --            --               --                 --
           --            --               --                 --
           --            --                1                 --
     --------      --------         --------           --------
           --            --                2                 --
           --            --               --                 --
     --------      --------         --------           --------
           --            --                2                 --
     ========      ========         ========           ========
           42            26               16                  4
           (2)           --               --                 --
           --            --               --                 --
          182            44               39                 13
           (6)           --                3                  1
     --------      --------         --------           --------
          216            70               58                 18
           --            --               --                 --
     --------      --------         --------           --------
          216            70               58                 18
     ========      ========         ========           ========

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                       CAPITAL APPRECIATION
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $553,783   $748,887   $657,329   $367,978   $186,437
Units Outstanding..................................      29,099     29,793     23,024     15,940     11,001
Unit Value.........................................    $  19.03   $  25.14   $  28.55   $  23.09   $  16.95
Total Return.......................................      (24.3%)    (12.0%)     23.7%      36.2%      21.7%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.3%)

SERIES II POLICIES (b)
Net Assets.........................................    $  1,333   $  1,171   $     --   $     --   $     --
Units Outstanding..................................         186        123         --         --         --
Unit Value.........................................    $   7.17   $   9.48   $     --   $     --   $     --
Total Return.......................................      (24.4%)     (5.2%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.5%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 11,161   $  1,817   $     --   $     --   $     --
Units Outstanding..................................       1,704        210         --         --         --
Unit Value.........................................    $   6.55   $   8.67   $     --   $     --   $     --
Total Return.......................................      (24.5%)    (13.3%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.4%)


                                                                           MAINSTAY VP
                                                                            GOVERNMENT
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $115,641   $ 59,775   $ 60,001   $ 39,674   $ 12,687
Units Outstanding..................................       8,293      4,508      5,008      3,208      1,103
Unit Value.........................................    $  13.94   $  13.26   $  11.98   $  12.37   $  11.51
Total Return.......................................        5.1%      10.7%      (3.1%)      7.5%       7.9%
Ratio of Net Investment Income to Average Net
  Assets...........................................        4.0%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,420   $    281   $     --   $     --   $     --
Units Outstanding..................................         128         27         --         --         --
Unit Value.........................................    $  11.13   $  10.60   $     --   $     --   $     --
Total Return.......................................        5.0%       6.0%         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        3.9%

SERIES III POLICIES (c)
Net Assets.........................................    $  8,792   $     47   $     --   $     --   $     --
Units Outstanding..................................         798          5         --         --         --
Unit Value.........................................    $  11.01   $  10.49   $     --   $     --   $     --
Total Return.......................................        5.0%       5.0%         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        9.1%

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                      CASH MANAGEMENT                                          CONVERTIBLE
    ----------------------------------------------------   ----------------------------------------------------
      2001       2000       1999       1998       1997       2001       2000       1999       1998       1997
    -----------------------------------------------------------------------------------------------------------
    $260,067   $164,643   $294,243   $121,079   $ 47,593   $144,131   $125,337   $ 65,034   $ 38,111   $ 25,985
     205,310    133,091    248,786    105,842     43,157      9,385      7,873      3,826      3,139      2,205
    $   1.27   $   1.24   $   1.18   $   1.14   $   1.10   $  15.36   $  15.92   $  17.00   $  12.14   $  11.78
        2.4%       4.6%       3.4%       3.7%       4.0%      (3.5%)     (6.3%)     40.0%       3.0%      13.8%
        2.2%                                                   2.4%

    $ 16,214   $  4,180   $     --   $     --   $     --   $  1,733   $  1,356   $     --   $     --   $     --
      15,454      4,074         --         --         --        199        150         --         --         --
    $   1.05   $   1.03   $     --   $     --   $     --   $   8.71   $   9.04   $     --   $     --   $     --
        2.3%       2.6%         --         --         --      (3.7%)     (9.6%)        --         --         --
        1.9%                                                   2.3%

    $ 31,624   $  2,635   $     --   $     --   $     --   $  9,385   $    703   $     --   $     --   $     --
      30,376      2,586         --         --         --      1,125         81         --         --         --
    $   1.04   $   1.02   $     --   $     --   $     --   $   8.34   $   8.67   $     --   $     --   $     --
        2.1%       1.9%         --         --         --      (3.8%)     (1.3%)        --         --         --
        1.4%                                                   6.0%

                        MAINSTAY VP
                         HIGH YIELD                                           MAINSTAY VP
                       CORPORATE BOND                                    INTERNATIONAL EQUITY
    ----------------------------------------------------   -------------------------------------------------
      2001       2000       1999       1998       1997       2001       2000      1999      1998      1997
    --------------------------------------------------------------------------------------------------------
    $426,004   $374,764   $400,993   $310,120   $203,336   $ 19,878   $ 23,737   $22,729   $15,136   $11,476
      28,228     25,693     25,509     21,960     14,577      1,537      1,556     1,204     1,012       932
    $  15.09   $  14.59   $  15.72   $  14.12   $  13.95   $  12.94   $  15.26   $ 18.88   $ 14.95   $ 12.32
        3.4%      (7.2%)     11.3%       1.2%      11.4%     (15.2%)    (19.2%)    26.3%     21.4%      3.7%
       10.7%                                                     --

    $  1,428   $    793   $     --   $     --   $     --   $    254   $    169   $    --   $    --   $    --
         149         85         --         --         --         32         18        --        --        --
    $   9.60   $   9.29   $     --   $     --   $     --   $   7.92   $   9.35   $    --   $    --   $    --
        3.3%      (7.1%)        --         --         --     (15.3%)     (6.5%)       --        --        --
       12.6%                                                  (1.0%)

    $ 15,118   $    498   $     --   $     --   $     --   $  1,063   $    111   $    --   $    --   $    --
       1,601         54         --         --         --        134         12        --        --        --
    $   9.44   $   9.15   $     --   $     --   $     --   $   7.95   $   9.40   $    --   $    --   $    --
        3.2%      (8.5%)        --         --         --     (15.4%)     (6.0%)       --        --        --
       27.1%                                                   0.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                           TOTAL RETURN
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $296,704   $338,661   $305,978   $203,518   $111,216
Units Outstanding..................................      16,939     17,027     14,509     11,136      7,629
Unit Value.........................................    $  17.52   $  19.89   $  21.09   $  18.28   $  14.58
Total Return.......................................      (11.9%)     (5.7%)     15.4%      25.4%      16.2%
Ratio of Net Investment Income to Average Net
  Assets...........................................        1.1%

SERIES II POLICIES (b)
Net Assets.........................................    $  2,444   $  2,730   $     --   $     --   $     --
Units Outstanding..................................         302        297         --         --         --
Unit Value.........................................    $   8.09   $   9.20   $     --   $     --   $     --
Total Return.......................................      (12.1%)     (8.0%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        1.5%

SERIES III POLICIES (c)
Net Assets.........................................    $  5,557   $    495   $     --   $     --   $     --
Units Outstanding..................................         717         56         --         --         --
Unit Value.........................................    $   7.75   $   8.82   $     --   $     --   $     --
Total Return.......................................      (12.1%)    (11.8%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        3.6%


                                                                           MAINSTAY VP
                                                                          GROWTH EQUITY
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $359,198   $419,759   $317,273   $180,165   $ 87,211
Units Outstanding..................................      16,447     15,714     11,321      8,239      4,979
Unit Value.........................................    $  21.84   $  26.71   $  28.02   $  21.87   $  17.52
Total Return.......................................      (18.2%)     (4.7%)     28.2%      24.8%      25.0%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)

SERIES II POLICIES (b)
Net Assets.........................................    $  1,763   $  1,300   $     --   $     --   $     --
Units Outstanding..................................         230        139         --         --         --
Unit Value.........................................    $   7.65   $   9.37   $     --   $     --   $     --
Total Return.......................................      (18.4%)     (6.3%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 15,827   $  1,542   $     --   $     --   $     --
Units Outstanding..................................       2,054        163         --         --         --
Unit Value.........................................    $   7.70   $   9.44   $     --   $     --   $     --
Total Return.......................................      (18.4%)     (5.6%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.2%)

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                          MAINSTAY VP
                           VALUE                                                 BOND
    ----------------------------------------------------   ------------------------------------------------
      2001       2000       1999       1998       1997       2001      2000      1999      1998      1997
    -------------------------------------------------------------------------------------------------------
    $213,977   $168,711   $165,397   $157,643   $120,622   $158,984   $85,728   $82,561   $61,788   $22,786
      11,482      8,963      9,782     10,004      7,236     11,339     6,588     6,871     4,993     1,981
    $  18.64   $  18.82   $  16.91   $  15.76   $  16.67   $  14.02   $ 13.01   $ 12.02   $ 12.37   $ 11.50
       (1.0%)     11.3%       7.3%      (5.5%)     21.2%       7.8%      8.3%     (2.9%)     7.6%      8.1%
        0.2%                                                   5.0%

    $    802   $    239   $     --   $     --   $     --   $  1,100   $   167   $    --   $    --   $    --
          73         22         --         --         --         96        16        --        --        --
    $  10.92   $  11.04   $     --   $     --   $     --   $  11.43   $ 10.62   $    --   $    --   $    --
       (1.1%)     10.4%         --         --         --       7.6%      6.2%        --        --        --
        0.7%                                                   4.6%

    $ 10,836   $     69   $     --   $     --   $     --   $  7,920   $   188   $    --   $    --   $    --
       1,037          7         --         --         --        706        18        --        --        --
    $  10.44   $  10.57   $     --   $     --   $     --   $  11.21   $ 10.43   $    --   $    --   $    --
       (1.2%)      5.7%         --         --         --       7.5%      4.3%        --        --        --
        2.3%                                                  11.7%

                                                           MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   MAINSTAY VP
                        MAINSTAY VP                         SMALL CAP      EQUITY        MID CAP       MID CAP
                       INDEXED EQUITY                        GROWTH        INCOME        GROWTH         CORE
    ----------------------------------------------------   -----------   -----------   -----------   -----------
      2001       2000       1999       1998       1997        2001          2001          2001          2001
    ------------------------------------------------------------------------------------------------------------
    $647,391   $755,167   $684,701   $407,588   $182,709    $ 12,197       $17,502       $ 7,773       $ 6,859
      30,265     30,595     24,805     17,575      9,982       1,286         1,781           855           734
    $  21.39   $  24.68   $  27.60   $  23.19   $  18.30    $   9.48       $  9.83       $  9.09       $  9.35
      (13.3%)    (10.6%)     19.0%      26.7%      31.0%       (5.2%)        (1.7%)        (9.1%)        (6.5%)
       (0.4%)                                                  (1.4%)         0.2%         (1.4%)        (1.0%)

    $  1,826   $  1,266   $     --   $     --   $     --    $    268       $   109       $    55       $    --
         224        135         --         --         --          28            11             5            --
    $   8.14   $   9.40   $     --   $     --   $     --    $   9.76       $  9.78       $ 11.65       $ 10.00
      (13.4%)     (6.0%)        --         --         --       (2.4%)        (2.2%)        16.5%            --
       (0.4%)                                                  (1.6%)         0.9%         (1.6%)           --

    $ 16,799   $  1,988   $     --   $     --   $     --    $    786       $ 1,409       $   365       $   241
       2,120        217         --         --         --          83           141            39            25
    $   7.92   $   9.16   $     --   $     --   $     --    $   9.47       $  9.96       $  9.30       $  9.74
      (13.5%)     (8.4%)        --         --         --       (5.3%)        (0.4%)        (7.0%)        (2.6%)
        0.7%                                                   (1.6%)         1.6%         (1.6%)        (0.3%)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                    MAINSTAY VP
                                                                 AMERICAN CENTURY
                                                                  INCOME & GROWTH
                                                       -------------------------------------
                                                        2001      2000      1999      1998
                                                       -------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $55,929   $60,445   $50,328   $24,568
Units Outstanding..................................      5,593     5,454     3,997     2,263
Unit Value.........................................    $ 10.00   $ 11.08   $ 12.59   $ 10.86
Total Return.......................................      (9.8%)   (12.0%)    16.0%      8.6%
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.6%)

SERIES II POLICIES (b)
Net Assets.........................................    $    71   $   154   $    --   $    --
Units Outstanding..................................          9        17        --        --
Unit Value.........................................    $  8.29   $  9.21   $    --   $    --
Total Return.......................................     (10.0%)    (7.9%)       --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.7%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 1,388   $   218   $    --   $    --
Units Outstanding..................................        170        24        --        --
Unit Value.........................................    $  8.15   $  9.05   $    --   $    --
Total Return.......................................      (9.9%)    (9.5%)       --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................         --

                                                                            ALGER
                                                                          AMERICAN
                                                                            SMALL
                                                                       CAPITALIZATION
                                                       -----------------------------------------------
                                                        2001      2000      1999      1998      1997
                                                       -----------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $66,445   $93,083   $51,860   $22,802   $11,141
Units Outstanding..................................      7,864     7,657     3,063     1,904     1,060
Unit Value.........................................    $  8.45   $ 12.16   $ 16.93   $ 11.97   $ 10.51
Total Return.......................................     (30.5%)   (28.2%)    41.4%     13.9%      9.8%
Ratio of Net Investment Income to Average Net
  Assets...........................................      (1.4%)

SERIES II POLICIES (b)
Net Assets.........................................    $   514   $   588   $    --   $    --   $    --
Units Outstanding..................................         87        69        --        --        --
Unit Value.........................................    $  5.94   $  8.56   $    --   $    --   $    --
Total Return.......................................     (30.6%)   (14.4%)       --        --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (1.5%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 5,162   $ 1,125   $    --   $    --   $    --
Units Outstanding..................................        936       142        --        --        --
Unit Value.........................................    $  5.51   $  7.95   $    --   $    --   $    --
Total Return.......................................     (30.7%)   (20.5%)       --        --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (1.6%)

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                          MAINSTAY VP
                                                          EAGLE ASSET                              MAINSTAY VP
                 MAINSTAY VP                              MANAGEMENT                               LORD ABBETT
                   DREYFUS                                  GROWTH                                 DEVELOPING
             LARGE COMPANY VALUE                            EQUITY                                   GROWTH
    -------------------------------------   ---------------------------------------   -------------------------------------
     2001      2000      1999      1998       2001       2000      1999      1998      2001      2000      1999      1998
    -----------------------------------------------------------------------------------------------------------------------
    $44,680   $37,822   $25,701   $16,599   $132,751   $157,719   $52,015   $16,434   $25,662   $29,808   $27,072   $14,349
      4,211     3,356     2,397     1,629      9,537      9,323     2,730     1,408     2,959     3,141     2,276     1,573
    $ 10.61   $ 11.27   $ 10.72   $ 10.19   $  13.92   $  16.92   $ 19.06   $ 11.68   $  8.67   $  9.49   $ 11.89   $  9.12
      (5.9%)     5.1%      5.2%      1.9%     (17.7%)    (11.2%)    63.2%     16.8%     (8.6%)   (20.2%)    30.4%     (8.8%)
      (0.6%)                                   (1.4%)                                   (1.4%)

    $   336   $   178   $    --   $    --   $    537   $    528   $    --   $    --   $    52   $    85   $    --   $    --
         34        17        --        --         69         55        --        --         6         9        --        --
    $  9.86   $ 10.49   $    --   $    --   $   7.81   $   9.51   $    --   $    --   $  8.33   $  9.13   $    --   $    --
      (6.0%)     4.9%        --        --     (17.9%)     (4.9%)       --        --     (8.8%)    (8.7%)       --        --
      (0.7%)                                   (1.6%)                                   (1.6%)

    $ 4,231   $   147   $    --   $    --   $  9,015   $  1,686   $    --   $    --   $   906   $    40   $    --   $    --
        434        14        --        --      1,350        207        --        --       108         4        --        --
    $  9.74   $ 10.37   $    --   $    --   $   6.68   $   8.13   $    --   $    --   $  8.38   $  9.19   $    --   $    --
      (6.1%)     3.7%        --        --     (17.8%)    (18.7%)       --        --     (8.8%)    (8.1%)       --        --
       0.2%                                    (1.6%)                                   (1.6%)

                                                                          FIDELITY
                       CALVERT                                               VIP
                        SOCIAL                                          CONTRAFUND(R)
                       BALANCED                                        (INITIAL CLASS)
    ----------------------------------------------   ---------------------------------------------------
     2001      2000      1999      1998      1997      2001       2000       1999       1998      1997
    ----------------------------------------------------------------------------------------------------
    $27,380   $26,540   $18,487   $10,047   $4,160   $279,422   $319,564   $245,305   $117,113   $40,060
      1,668     1,484       987       594      282     17,160     16,983     12,004      7,022     3,079
    $ 16.41   $ 17.89   $ 18.72   $ 16.92   $14.76   $  16.28   $  18.82   $  20.44   $  16.68   $ 13.01
      (8.3%)    (4.5%)    10.7%     14.7%    18.4%     (13.5%)     (7.9%)     22.5%      28.2%     22.4%
       2.5%                                             (0.6%)

    $    98   $   103   $    --   $    --   $   --   $    883   $    452   $     --   $     --   $    --
         11        11        --        --       --        103         46         --         --        --
    $  8.57   $  9.36   $    --   $    --   $   --   $   8.58   $   9.93   $     --   $     --   $    --
      (8.4%)    (6.4%)       --        --       --     (13.6%)     (0.7%)        --         --        --
       2.0%                                             (1.0%)

    $ 1,957   $   177   $    --   $    --   $   --   $  9,054   $  1,410   $     --   $     --   $    --
        235        19        --        --       --      1,097        147         --         --        --
    $  8.34   $  9.10   $    --   $    --   $   --   $   8.26   $   9.56   $     --   $     --   $    --
      (8.4%)    (9.0%)       --        --       --     (13.6%)     (4.4%)        --         --        --
       5.7%                                             (1.3%)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             FIDELITY
                                                                               VIP
                                                                          EQUITY-INCOME
                                                                         (INITIAL CLASS)
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $175,541   $158,987   $123,982   $ 84,984   $ 29,915
Units Outstanding..................................      11,501      9,762      8,139      5,850      2,267
Unit Value.........................................    $  15.26   $  16.29   $  15.23   $  14.53   $  13.20
Total Return.......................................       (6.3%)      6.9%       4.9%      10.1%      26.3%
Ratio of Net Investment Income to Average Net
  Assets...........................................        0.2%

SERIES II POLICIES (b)
Net Assets.........................................    $    529   $    286   $     --   $     --   $     --
Units Outstanding..................................          53         27         --         --         --
Unit Value.........................................    $   9.97   $  10.65   $     --   $     --   $     --
Total Return.......................................       (6.4%)      6.5%         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.3%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 12,157   $    275   $     --   $     --   $     --
Units Outstanding..................................       1,237         26         --         --         --
Unit Value.........................................    $   9.83   $  10.51   $     --   $     --   $     --
Total Return.......................................       (6.5%)      5.1%         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.4%)

                                                                        MFS(R)
                                                                       INVESTORS
                                                                         TRUST
                                                                        SERIES
                                                       -----------------------------------------
                                                         2001       2000       1999       1998
                                                       -----------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 29,963   $ 29,503   $ 18,732   $  4,598
Units Outstanding..................................       3,303      2,695      1,685        435
Unit Value.........................................    $   9.07   $  10.95   $  11.12   $  10.57
Total Return.......................................      (17.2%)     (1.5%)      5.2%       5.7%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.9%)

SERIES II POLICIES (b)
Net Assets.........................................    $    231   $    102   $     --   $     --
Units Outstanding..................................          29         11         --         --
Unit Value.........................................    $   8.07   $   9.75   $     --   $     --
Total Return.......................................      (17.2%)     (2.5%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.2%)

SERIES III POLICIES (c)
Net Assets.........................................    $  4,146   $    305   $     --   $     --
Units Outstanding..................................         522         32         --         --
Unit Value.........................................    $   7.94   $   9.60   $     --   $     --
Total Return.......................................      (17.3%)     (4.0%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.4%)

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               JANUS ASPEN
                        JANUS ASPEN                                               SERIES
                           SERIES                                               WORLDWIDE
                          BALANCED                                                GROWTH
    ----------------------------------------------------   ----------------------------------------------------
      2001       2000       1999       1998       1997       2001       2000       1999       1998       1997
    -----------------------------------------------------------------------------------------------------------
    $607,299   $598,090   $338,125   $104,735   $ 25,175   $385,523   $506,390   $329,694   $124,614   $ 54,807
      32,862     30,425     16,575      6,418      2,043     23,563     23,672     12,816      7,855      4,392
    $  18.48   $  19.66   $  20.40   $  16.32   $  12.32   $  16.36   $  21.39   $  25.73   $  15.86   $  12.48
       (6.0%)     (3.6%)     25.0%      32.4%      20.4%     (23.5%)    (16.8%)     62.2%      27.1%      20.4%
        1.3%                                                  (0.9%)

    $  2,538   $  1,636   $     --   $     --   $     --   $  1,111   $  1,165   $     --   $     --   $     --
         264        160         --         --         --        159        127         --         --         --
    $   9.61   $  10.24   $     --   $     --   $     --   $   7.00   $   9.16   $     --   $     --   $     --
       (6.2%)      2.4%         --         --         --     (23.6%)     (8.4%)        --         --         --
        1.4%                                                  (1.1%)

    $ 26,039   $  2,842   $     --   $     --   $     --   $ 11,124   $  2,806   $     --   $     --   $     --
       2,875        294         --         --         --      1,730        333         --         --         --
    $   9.06   $   9.65   $     --   $     --   $     --   $   6.43   $   8.42   $     --   $     --   $     --
       (6.1%)     (3.5%)        --         --         --     (23.6%)    (15.8%)        --         --         --
        2.4%                                                  (0.9%)

                                                                               MORGAN STANLEY
                     MFS(R)                      MFS(R)                             UIF
                    RESEARCH                    UTILITIES                     EMERGING MARKETS
                     SERIES                      SERIES                            EQUITY
    -----------------------------------------   ---------   ----------------------------------------------------
      2001       2000       1999       1998       2001        2001       2000       1999       1998       1997
    ------------------------------------------------------------------------------------------------------------
    $ 46,896   $ 50,417   $ 13,236   $  2,729   $    135    $ 25,016   $ 28,721   $ 23,677   $  6,216   $  8,180
       4,857      4,054        999        252         15       3,172      3,358      1,659        841        827
    $   9.66   $  12.44   $  13.25   $  10.83   $   8.83    $   7.89   $   8.55   $  14.27   $   7.40   $   9.89
      (22.4%)     (6.2%)     22.3%       8.3%     (11.7%)      (7.7%)    (40.1%)     93.0%     (25.2%)     (1.1%)
       (1.4%)                                      (1.4%)      (1.4%)

    $    376   $    586   $     --   $     --   $     --    $  5,828   $     38   $     --   $     --   $     --
          55         66         --         --         --       1,019          6         --         --         --
    $   6.87   $   8.86   $     --   $     --   $  10.43    $   5.72   $   6.21   $     --   $     --   $     --
      (22.5%)    (11.4%)        --         --       4.3%       (7.9%)    (37.9%)        --         --         --
       (1.5%)                                      (1.6%)      (1.6%)

    $  5,269   $  1,516   $     --   $     --   $    258    $    594   $     54   $     --   $     --   $     --
         801        179         --         --         31          89          7         --         --         --
    $   6.58   $   8.49   $     --   $     --   $   8.35    $   6.64   $   7.22   $     --   $     --   $     --
      (22.5%)    (15.1%)        --         --     (16.5%)      (8.0%)    (27.8%)        --         --         --
       (1.6%)                                      (1.6%)      (1.6%)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                        T. ROWE PRICE
                                                                           EQUITY
                                                                           INCOME
                                                            -------------------------------------
                                                             2001      2000      1999      1998
                                                            -------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................    $85,476   $42,484   $24,724   $10,082
Units Outstanding.......................................     7,398      3,679    2,387        995
Unit Value..............................................    $11.55    $ 11.55   $10.36    $ 10.13
Total Return............................................        --      11.5%     2.3%       1.3%
Ratio of Net Investment Income to Average Net Assets....      0.2%

SERIES II POLICIES (b)
Net Assets..............................................    $  902    $   146   $   --    $    --
Units Outstanding.......................................        81         13       --         --
Unit Value..............................................    $11.07    $ 11.08   $   --    $    --
Total Return............................................        --      10.8%       --         --
Ratio of Net Investment Income to Average Net Assets....        --

SERIES III POLICIES (c)
Net Assets..............................................    $9,712    $    98   $   --    $    --
Units Outstanding.......................................       895          9       --         --
Unit Value..............................................    $10.85    $ 10.86   $   --    $    --
Total Return............................................        --       8.6%       --         --
Ratio of Net Investment Income to Average Net Assets....      0.3%

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                                   NEUBERGER
                   VAN ECK                                                                         DREYFUS IP       BERMAN
                  WORLDWIDE                   AMSOUTH        AMSOUTH       AMSOUTH                 TECHNOLOGY         AMT
                    HARD                     ENHANCED     INTERNATIONAL     LARGE     AMSOUTH        GROWTH         MID-CAP
                   ASSETS                     MARKET         EQUITY          CAP      MID CAP   (INITIAL SHARES)    GROWTH
    -------------------------------------   -----------   -------------   ---------   -------   ----------------   ---------
     2001      2000      1999      1998        2001           2001          2001       2001           2001           2001
    ------------------------------------------------------------------------------------------------------------------------
    $3,510    $4,929    $2,066    $  424      $   --         $   --        $    --    $   --         $3,197         $  464
       378       469       216        53          --             --             --        --            325             48
    $ 9.28    $10.51    $ 9.57    $ 8.02      $   --         $   --        $    --    $   --         $ 9.84         $ 9.64
    (11.7%)     9.9%     19.3%    (19.8%)         --             --             --        --          (1.6%)         (3.6%)
        --                                        --             --             --        --          (1.4%)         (1.4%)

    $   29    $   25    $   --    $   --      $   --         $   --        $    --    $   --         $   23         $    1
         3         2        --        --          --             --             --        --              2             --
    $ 9.24    $10.48    $   --    $   --      $   --         $   --        $    --    $   --         $12.03         $ 9.98
    (11.8%)     4.8%        --        --          --             --             --        --          20.3%          (0.2%)
      2.2%                                        --             --             --        --          (1.6%)         (1.6%)

    $  238    $   53    $   --    $   --      $1,112         $  116        $ 1,883    $  515         $  587         $  184
        25         5        --        --         127             14            216        70             58             18
    $ 9.37    $10.63    $   --    $   --      $ 8.75         $ 8.16        $  8.72    $ 7.38         $10.03         $10.05
    (11.9%)     6.3%        --        --      (12.5%)        (18.4%)        (12.8%)   (26.2%)          0.3%           0.5%
     (0.5%)                                    (1.5%)         (1.6%)         (1.6%)    (1.6%)         (1.6%)         (1.6%)

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and
Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP Small Cap Growth, MainStay VP Equity Income, MainStay VP Mid Cap Growth, MainStay VP Mid Cap Core, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced (formerly known as Calvert Socially Responsible), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Investors Trust Series (formerly known as MFS(R) Growth with Income Series), MFS(R) Research Series, MFS(R) Utilities Series, Morgan Stanley UIF Emerging Markets Equity (formerly known as Morgan Stanley Dean Witter Emerging Markets Equity), T. Rowe Price Equity Income, Van Eck Worldwide Hard Assets, AmSouth Enhanced Market, AmSouth International Equity, AmSouth Large Cap, AmSouth Mid Cap, Dreyfus IP Technology Growth (Initial Shares), and Neuberger Berman AMT Mid-Cap Growth Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) at December 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 26, 2002

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2001       2000
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities
  Available for sale, at fair value                           $19,657    $14,993
  Held to maturity, at amortized cost                              --        627
Equity securities                                                  95        126
Mortgage loans                                                  2,138      1,993
Policy loans                                                      575        544
Other investments                                                 917        260
                                                              -------    -------
     Total investments                                         23,382     18,543

Cash and cash equivalents                                         790        767
Deferred policy acquisition costs                               1,887      1,660
Other assets                                                      518        439
Separate account assets                                        10,418     10,981
                                                              -------    -------
     Total assets                                             $36,995    $32,390
                                                              =======    =======
LIABILITIES AND STOCKHOLDER'S EQUITY
Policyholders' account balances                               $20,949    $17,450
Future policy benefits                                            678        492
Policy claims                                                     107         73
Deferred taxes                                                    187         87
Other liabilities                                               1,990      1,151
Separate account liabilities                                   10,339     10,942
                                                              -------    -------
     Total liabilities                                         34,250     30,195
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  (20,000 shares authorized, 2,500 issued and outstanding)         25         25
Additional paid in capital                                        780        480
Accumulated other comprehensive income (loss)                     104        (31)
Retained earnings                                               1,836      1,721
                                                              -------    -------
     Total stockholder's equity                                 2,745      2,195
                                                              -------    -------
     Total liabilities and stockholder's equity               $36,995    $32,390
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                               YEAR ENDED DECEMBER 31,
                                                              --------------------------
                                                               2001      2000      1999
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
REVENUES
  Premiums                                                    $  235    $  144    $   79
  Annuity and universal life fees                                509       530       442
  Net investment income                                        1,452     1,315     1,180
  Net investment gains (losses)                                  (50)      (39)       12
  Other income                                                     9        10        18
                                                              ------    ------    ------
     Total revenues                                            2,155     1,960     1,731
                                                              ------    ------    ------
EXPENSES
  Interest credited to policyholders' account balances         1,133       971       858
  Policyholder benefits                                          354       330       182
  Operating expenses                                             536       503       402
                                                              ------    ------    ------
     Total expenses                                            2,023     1,804     1,442
                                                              ------    ------    ------
Income before income taxes and cumulative effect of a change
  in accounting principle                                        132       156       289
Income tax expense                                                31        53       113
                                                              ------    ------    ------
Income before cumulative effect of a change in accounting
  principle                                                      101       103       176
Cumulative effect of a change in accounting principle (net
  of income tax expense of $8 million)                            14
                                                              ------    ------    ------
NET INCOME                                                    $  115    $  103    $  176
                                                              ======    ======    ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN MILLIONS)

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 1999                      $25         $480        $1,442         $ 201           $2,148
Comprehensive loss:
  Net Income                                                               176                            176
     Other comprehensive loss, net of tax:
       Unrealized investment losses, net of
          related offsets, reclassification
          adjustments and income taxes                                                  (392)            (392)
                                                                                                       ------
Total comprehensive loss                                                                                 (216)
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 1999                     25          480         1,618          (191)           1,932
Comprehensive income:
  Net income                                                               103                            103
  Other comprehensive income, net of tax:
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      160              160
                                                                                                       ------
Total comprehensive income                                                                                263
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 2000                     25          480         1,721           (31)           2,195
Comprehensive income:
  Net income                                                               115                            115
     Cumulative effect of a change in
       accounting principle, net of tax                                                   (2)              (2)
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      137              137
                                                                                                       ------
  Other comprehensive income                                                                              135
                                                                                                       ------
Total comprehensive income                                                                                250
  Capital contribution                                       300                                          300
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 2001                    $25         $780        $1,836         $ 104           $2,745
                                                ===         ====        ======         =====           ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
                                                                2001        2000       1999
                                                              --------    --------    -------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    115    $    103    $   176
  Adjustments to reconcile net income to net cash provided
     by operating activities:
     Depreciation and amortization                                 (36)        (21)        (3)
     Net capitalization of deferred policy acquisition costs      (380)       (304)      (298)
     Annuity and universal life fees                              (227)       (233)      (215)
     Interest credited to policyholders' account balances        1,133         971        858
     Net realized investment losses (gains)                         50          39        (13)
     Deferred income taxes                                          21          54         57
     Cumulative effect of a change in accounting principle         (14)         --         --
     (Increase) decrease in:
       Net separate accounts (assets) liabilities                  (35)         22          1
       Other assets and other liabilities                           98         (64)       (92)
     Increase in:
       Policy claims                                                34           4          9
       Future policy benefits                                      186         147         41
                                                              --------    --------    -------
          NET CASH PROVIDED BY OPERATING ACTIVITIES                945         718        521
                                                              --------    --------    -------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available for sale fixed maturities                28,757       8,161      3,981
     Maturity of available for sale fixed maturities             1,902       1,497      1,505
     Maturity of held to maturity fixed maturities                  --          73        121
     Sale of equity securities                                     109          74        170
     Repayment of mortgage loans                                   322         354        227
     Sale of other investments                                      58          65         62
  Cost of:
     Available for sale fixed maturities acquired              (33,811)    (11,031)    (6,679)
     Held to maturity fixed maturities acquired                     --         (17)       (75)
     Equity securities acquired                                   (112)       (113)      (152)
     Mortgage loans acquired                                      (469)       (439)      (451)
     Other investments acquired                                   (715)       (216)       (13)
  Policy loans (net)                                               (32)        (33)       (21)
  Increase (decrease) in loaned securities                          23         422       (222)
  Securities sold under agreements to repurchase (net)             153        (488)       480
                                                              --------    --------    -------
          NET CASH USED IN INVESTING ACTIVITIES                 (3,815)     (1,691)    (1,067)
                                                              --------    --------    -------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits                                                    4,525       2,000      2,016
     Withdrawals                                                (1,396)     (1,026)    (1,154)
     Net transfers from (to) the separate accounts                (536)       (318)      (181)
  Capital contribution received from parent                        300          --         --
                                                              --------    --------    -------
          NET CASH PROVIDED BY FINANCING ACTIVITIES              2,893         656        681
                                                              --------    --------    -------
  Effect of exchange rate changes on cash and cash
     equivalents                                                    --          (3)         4
                                                              --------    --------    -------
Net increase (decrease) in cash and cash equivalents                23        (320)       139
                                                              --------    --------    -------
Cash and cash equivalents, beginning of year                       767       1,087        948
                                                              --------    --------    -------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    790    $    767    $ 1,087
                                                              ========    ========    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2001, 2000 AND 1999

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. NYLIAC offers a wide variety of interest sensitive insurance and annuity products to a large cross section of the insurance market. NYLIAC markets its products in all 50 of the United States, the District of Columbia and Taiwan, primarily through its agency force and the agency force of Taiwan. In addition, NYLIAC markets Corporate Owned Life Insurance through independent brokers and brokerage general agents.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements of life insurance enterprises requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation.

INVESTMENTS

     Fixed maturity investments, which NYLIAC has both the ability and the intent to hold to maturity, are stated at amortized cost. Investments classified as available for sale are reported at fair value. Unrealized gains and losses on available for sale securities are reported in stockholder's equity, net of deferred taxes, and certain deferred acquisition cost and policyholder account balance offsets. Significant changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective adjustment method. The cost basis of fixed maturity and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net income.

     Equity securities are carried at fair value with related unrealized gains and losses reflected in other comprehensive income, net of deferred taxes, and certain deferred acquisition cost and policyholder account balance offsets.

     Mortgage loans on real estate are carried at unpaid principal balances, net of valuation allowances, and are secured. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the fair value of the collateral.

     Investment real estate, which NYLIAC has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of investments in limited partnerships and limited liability companies, which are carried on the equity method of accounting.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the balance sheet and are carried at amortized cost, which approximates fair value.

     Derivative financial instruments are accounted for at fair market value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the balance sheet. These consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for annuities. Changes in assumptions are reflected in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

     For certain products sold in Taiwan, including whole life, periodic endowment and endowment contracts, the deferred policy acquisition costs are amortized over the life of the contract in proportion to gross premiums.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the insurer for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize capitalized policy acquisition costs. Policy benefits and claims that are charged to expenses include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals and charges. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods.

FEDERAL INCOME TAXES

     NYLIAC is a member of a group which files a consolidated Federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that NYLIAC is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES -- (CONTINUED)

prior years. Deferred income tax assets and liabilities are recognized for the future tax consequence of temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities.

     Current Federal income taxes include a provision for NYLIAC's share of the equity base tax applicable to mutual life insurance companies and their insurance subsidiaries. The amount recorded is based on NYLIAC's estimate of the differential earnings rate ("DER") (the actual rate will be announced at a later date by the Internal Revenue Service ("IRS")) used to compute the equity base tax for current and prior years.

REINSURANCE

     NYLIAC enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. NYLIAC remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. NYLIAC evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

SEPARATE ACCOUNTS

     NYLIAC has established separate accounts with varying investment objectives, which are segregated from NYLIAC's general account, and are maintained for the benefit of separate account policyholders and NYLIAC. Separate account assets are stated at market value. The liability for separate accounts represents policyholders' interests in the separate account assets. For its registered separate accounts, these liabilities include accumulated net investment income and realized and unrealized gains and losses on those assets, and generally reflect market value. For its guaranteed, non-registered separate account, the liability includes interest credited to the policies.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Insurance Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The development of policy reserves and deferred policy acquisition costs for NYLIAC's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     NYLIAC issues certain variable products with various types of guaranteed minimum death benefits features. NYLIAC currently reserves for expected payments resulting from these features. NYLIAC bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market.

     NYLIAC regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed and asset-backed securities is based on historical experience and estimates of future payment experience on the underlying assets. Actual prepayment speeds will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

     As a subsidiary of a mutual life insurance company, NYLIAC is subject to a tax on its equity base. The rates applied to NYLIAC's equity base are determined annually by the IRS after comparison of mutual life insurance company earnings for the year to the average earnings of the 50 largest stock life insurance companies for the prior three years. Due to the timing of earnings information, estimates of the current year's tax rate must be made by management. The ultimate amounts of equity base tax incurred may vary considerably from the original estimates.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2001, NYLIAC adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," ("SFAS 133") as amended by Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment to FASB Statement No. 133," ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. SFAS 133 requires that all derivatives be recorded on the balance sheet at their fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, resulted in a $14 million decrease in other comprehensive income with a corresponding increase of $14 million in net income, net of taxes. Upon its adoption of SFAS No. 133, NYLIAC reclassified $646 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative effect adjustment of $12 million increasing other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001. The net impact on other comprehensive income of these adjustments was a decrease of $2 million, after tax.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, NYLIAC has determined an estimated fair value using either a discounted cash flow approach, including provisions for credit risk generally based upon the assumption such securities will be held to maturity, broker dealer quotations, or management's pricing model.

     At December 31, 2001 and 2000, the maturity distribution of fixed maturities was as follows (in millions):

                                                              2001                       2000
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   628      $   639       $   712      $   710
Due after one year through five years                   3,736        3,838         2,915        2,906
Due after five years through ten years                  5,060        5,088         2,464        2,408
Due after ten years                                     3,267        3,277         2,841        2,707
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government agency             1,047        1,085           956          990
  Other mortgage-backed securities                      4,337        4,415         4,153        4,225
  Other asset-backed securities                         1,307        1,315         1,033        1,047
                                                      -------      -------       -------      -------
     Total Available for Sale                         $19,382      $19,657       $15,074      $14,993
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)


                                                                                         2000
                                                                                -----------------------
                                                                                AMORTIZED    ESTIMATED
HELD TO MATURITY                                                                  COST       FAIR VALUE
----------------                                                                ---------    ----------
Due in one year or less                                                           $ 49          $ 49
Due after one year through five years                                              213           298
Due after five years through ten years                                             171           170
Due after ten years                                                                179           179
Asset-backed securities                                                             15            15
                                                                                  ----          ----
     Total Held to Maturity                                                       $627          $711
                                                                                  ====          ====

     At December 31, 2001 and 2000, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                            2001
                                                     ---------------------------------------------------
                                                     AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST         GAINS         LOSSES      FAIR VALUE
------------------                                   ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                            $   773        $ 22          $  4        $   791
U.S. agencies, state and municipal                        274          20            --            294
Foreign Governments                                       110           3             1            112
Corporate                                              12,581         380           231         12,730
Other mortgage-backed securities                        4,337         100            22          4,415
Other asset-backed securities                           1,307          30            22          1,315
                                                      -------        ----          ----        -------
     Total Available for Sale                         $19,382        $555          $280        $19,657
                                                      =======        ====          ====        =======

                                                                            2000
                                                     ---------------------------------------------------
                                                     AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST         GAINS         LOSSES      FAIR VALUE
------------------                                   ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                            $   735        $ 24          $  1        $   758
U.S. agencies, state and municipal                        221          12             1            232
Foreign Governments                                        51           1            --             52
Corporate                                               8,881         146           348          8,679
Other mortgage-backed securities                        4,153          88            16          4,225
Other asset-backed securities                           1,033          24            10          1,047
                                                      -------        ----          ----        -------
     Total Available for Sale                         $15,074        $295          $376        $14,993
                                                      =======        ====          ====        =======
HELD TO MATURITY
Corporate                                             $   612        $ 92          $  8        $   696
Other                                                      15          --            --             15
                                                      -------        ----          ----        -------
     Total Held to Maturity                           $   627        $ 92          $  8        $   711
                                                      =======        ====          ====        =======

EQUITY SECURITIES

     Estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and a matrix pricing model for private placement securities. At December 31, 2001 and 2000, the distribution of gross unrealized gains and losses on equity securities was as follows (in millions):

                  UNREALIZED    UNREALIZED    ESTIMATED
          COST      GAINS         LOSSES      FAIR VALUE
          ----    ----------    ----------    ----------
  2001    $103       $ 6           $14           $ 95
  2000    $124       $14           $12           $126

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS

     NYLIAC's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair market value of the mortgage loan portfolio at December 31, 2001 and 2000 is estimated to be $2,227 million and $2,046 million, respectively. Fair market values are determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2001 and 2000, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to approximately $27 million and $54 million, respectively, at a fixed market rate of interest. These commitments are diversified by property type and geographic region.

     The general reserve provision for losses on mortgage loans was $4 million at both December 31, 2001 and 2000. There were no specific provisions for losses as of December 31, 2001 and 2000.

     NYLIAC accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is generally recognized on a cash basis. Cash payments on loans in the process of foreclosure are generally treated as a return of principal.

     At December 31, 2001 and 2000, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                   2001        2000
                                                 --------    --------
Property Type:
  Office buildings                                $  776      $  809
  Retail                                             394         396
  Apartments                                         194         167
  Residential                                        494         369
  Other                                              280         252
                                                  ------      ------
     Total                                        $2,138      $1,993
                                                  ======      ======
Geographic Region:
  Central                                         $  573      $  565
  Pacific                                            329         268
  Middle Atlantic                                    469         469
  South Atlantic                                     528         512
  New England                                        170         145
  Other                                               69          34
                                                  ------      ------
     Total                                        $2,138      $1,993
                                                  ======      ======

OTHER INVESTMENTS

     Other investments consist primarily of an investment in a limited liability company, limited partnership interests in real estate, as well as directly owned investments in real estate. The components of other investments as of December 31, 2001 and 2000 were as follows (in millions):

                                                              2001    2000
                                                              ----    ----
Limited liability company                                     $873    $185
Limited partnerships                                            22      38
Real estate                                                     18      34
Other                                                            4       3
                                                              ----    ----
     Total other investments                                  $917    $260
                                                              ====    ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER INVESTMENTS -- (CONTINUED)

     Accumulated depreciation on real estate at December 31, 2001 and 2000, was $5 million and $8 million, respectively. Depreciation expense totaled $1 million in 2001, $1 million in 2000 and $3 million in 1999.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $14 million and $13 million at December 31, 2001 and 2000, respectively, were on deposit with Governmental authorities or trustees as required by certain insurance laws and are included on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2001, 2000 and 1999, are as follows (in millions):

                                                 2001      2000      1999
                                                ------    ------    ------
Fixed maturities                                $1,238    $1,121    $1,013
Equity securities                                    6         7        10
Mortgage loans                                     155       147       134
Policy loans                                        47        46        41
Other investments                                   45        26        33
                                                ------    ------    ------
  Gross investment income                        1,491     1,347     1,231
Investment expenses                                (39)      (32)      (51)
                                                ------    ------    ------
     Net investment income                      $1,452    $1,315    $1,180
                                                ======    ======    ======

     During 1999 a fixed maturity investment that had been classified as held to maturity was transferred to available for sale and subsequently sold due to credit deterioration. The investment had an amortized cost of $10,052,000, and the sale resulted in a realized gain of $82,000.

     For the years ended December 31, 2001, 2000 and 1999, realized investment gains (losses) computed under the specific identification method are as follows (in millions):

                                                2001                           2000                           1999
                                      -------------------------      -------------------------      -------------------------
                                      GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                      -----              ------      -----              ------      -----              ------
REALIZED GAINS (LOSSES):
Fixed maturities                      $163               $(217)      $ 80               $(157)      $ 64                $(87)
Equity securities                       11                  (9)        17                  (7)        34                  (8)
Mortgage loans                          --                  (1)         8                  (1)         4                  --
Derivative instruments                   1                  (7)        --                  --         --                  --
Other investments                       10                  (1)        25                  (4)         7                  (2)
                                      ----               -----       ----               -----       ----                ----
     Subtotal                         $185               $(235)      $130               $(169)      $109                $(97)
                                      ====               =====       ====               =====       ====                ====
Total net investment gains (losses)             $(50)                          $(39)                          $12
                                                ====                           ====                           ===

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on fixed maturities available for sale are included in the Balance Sheet as a component of "Accumulated other comprehensive income (loss)". Changes in these amounts include reclassification adjustments to avoid double counting in "Comprehensive income" items that are part

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

of "Net income" for a period that also had been part of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, 2001, 2000 and 1999 are as follows (in millions):

                                                             2001    2000     1999
                                                             ----    -----    -----
Net unrealized investments gains (losses), beginning of the
  year                                                       $(31)   $(191)   $ 201
                                                             ----    -----    -----
Cumulative effect of a change in accounting principle          (2)      --       --
                                                             ----    -----    -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains (losses) arising
       during the period                                      172      220     (612)
     Less: Reclassification adjustments for gains (losses)
       included in net income                                 (64)     (41)       1
                                                             ----    -----    -----
     Change in net unrealized investment gains (losses),
       net of adjustments                                     236      261     (613)
Impact of net unrealized investment gains (losses) on:
     Policyholders' account balance                            --       (3)      (7)
     Deferred policy acquisition costs                        (99)     (98)     228
                                                             ----    -----    -----
Change in net unrealized investment gains (losses)            137      160     (392)
                                                             ----    -----    -----
Net unrealized investment gains (losses), end of year        $104    $ (31)   $(191)
                                                             ====    =====    =====

     Net unrealized gains (losses) on investments arising during the periods reported in the above table are net of income tax expense (benefit) of $93 million, $118 million and $(330) million for the years ended December 31, 2001, 2000 and 1999, respectively.

     Reclassification adjustments reported in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax benefit of $34 million, $22 million and $0 million, respectively.

     Policyholders' account balance reported in the above table are net of income tax benefit of $2 million and $3 million for the years ended December 31, 2000 and 1999, respectively.

     Deferred policy acquisition costs in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax expense (benefit) of $(53) million, $(53) million and $122 million, respectively.

NOTE 5 -- INSURANCE LIABILITIES

     NYLIAC's annuity contracts are primarily deferred annuities. The carrying value, which approximates fair value, of NYLIAC's liabilities for deferred annuities at December 31, 2001 and 2000, was $10,247 million and $7,944 million, respectively.

NOTE 6 -- SEPARATE ACCOUNTS

     NYLIAC maintains eight non-guaranteed, registered separate accounts for its variable deferred annuity and variable life products. NYLIAC maintains investments in the registered separate accounts of $67 million and $40 million at December 31, 2001 and 2000, respectively. The assets of the separate accounts, which are carried at market value, represent investments in shares of the New York Life sponsored MainStay VP Series Fund and other non-proprietary funds.

     NYLIAC maintains one guaranteed separate account for universal life insurance policies. This account provides a minimum guaranteed interest rate with a market value adjustment imposed upon certain surrenders. The assets of this separate account are carried at market value.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs (DAC) for the years ended December 31, 2001, 2000 and 1999 is as follows (in millions):

                                                              2001      2000      1999
                                                             ------    ------    ------
Balance at beginning of year before adjustment
  for unrealized gains (losses) on investments               $1,630    $1,326    $1,028
Current year additions                                          558       444       372
Amortized during year                                          (179)     (140)      (74)
                                                             ------    ------    ------
Balance at end of year before adjustment for unrealized
  gains (losses) on investments                               2,009     1,630     1,326
Adjustment for unrealized gains (losses) on investments        (122)       30       181
                                                             ------    ------    ------
Balance at end of year                                       $1,887    $1,660    $1,507
                                                             ======    ======    ======

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense included in the accompanying Statement of Income is as follows (in millions):

                                                          2001    2000    1999
                                                          ----    ----    ----
Current:
  Federal before prior years adjustment                   $ 32    $ 15    $ 56
  Prior years adjustment                                   (24)    (18)     (4)
  State and local                                            2       2       4
                                                          ----    ----    ----
                                                            10      (1)     56
                                                          ====    ====    ====
Deferred:
  Federal                                                   21      54      57
                                                          ----    ----    ----
Net income tax expense                                    $ 31    $ 53    $113
                                                          ====    ====    ====

     The components of the net deferred tax liability as of December 31, 2001 and 2000 are as follows (in millions):

                                                              2001    2000
                                                              ----    ----
Deferred tax assets:
  Future policyholder benefits                                $358    $303
  Employee and agents benefits                                  57      53
                                                              ----    ----
     Gross deferred tax assets                                 415     356
                                                              ====    ====
Deferred tax liabilities:
  Deferred policy acquisition costs                            513     406
  Investments                                                   63      13
  Other                                                         26      24
                                                              ----    ----
     Gross deferred tax liabilities                            602     443
                                                              ----    ----
       Net deferred tax liability                             $187    $ 87
                                                              ====    ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

     Set forth below is a reconciliation of the Federal income tax rate to the effective tax rate for 2001, 2000 and 1999:

                                                            2001     2000     1999
                                                           ------    -----    -----
Statutory federal income tax rate                            35.0%    35.0%    35.0%
Current year equity base tax                                 12.5     13.6      5.9
True down of prior year equity base tax                     (20.1)    (9.2)      --
Tax exempt income                                            (4.9)    (4.2)    (1.4)
Other                                                         0.9     (1.2)    (0.4)
                                                           ------    -----    -----
Effective tax rate                                           23.4%    34.0%    39.1%
                                                           ======    =====    =====

     NYLIAC's Federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1995. There were no material effects on NYLIAC's results of operations as a result of these audits. NYLIAC believes that its recorded income tax liabilities are adequate for all open years.

     In March 2002, the Job Creation and Worker Assistance Act of 2002 was passed to provide tax relief and stimulate the economy. This law requires a "tax holiday" related to the Company's equity base tax for the three year period beginning 2001. The Company has accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount will be reflected as an adjustment to current income taxes incurred in 2002.

NOTE 9 -- REINSURANCE

     NYLIAC has entered into cession reinsurance agreements on a coinsurance basis with non-affiliated companies and on a yearly renewable term basis with affiliated and non-affiliated companies. Under the affiliated agreements included in the accompanying Statement of Income are $2 million, $2.3 million and $1.5 million of ceded premiums at December 31, 2001, 2000 and 1999, respectively.

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     NYLIAC uses derivative financial instruments to manage interest rate, currency, commodity and market risk. These derivative financial instruments include foreign exchange forward contracts, foreign currency options, equity total return swaps, interest rate swaps, commodity swaps and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     NYLIAC deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. NYLIAC has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the future creditworthiness of counterparties. NYLIAC uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. NYLIAC formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. For cashflow hedges of interest rate risk, NYLIAC uses either qualitative assessment, if appropriate or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cashflows method is used to measure hedge ineffectiveness when appropriate. NYLIAC does not have any fair value hedges at December 31, 2001. NYLIAC will discontinue hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available for sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). During 2001, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There are no cashflow hedges of forecasted transactions as of December 31, 2001. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2001 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $4 million.

     NYLIAC may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, NYLIAC assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains or losses. If NYLIAC is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2001, there were no such embedded derivatives that could not be separated from their host contracts.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     NYLIAC participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2001 and 2000, $829 million and $755 million, respectively, of NYLIAC's fixed maturities and equity securities were on loan to others. Collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively, is obtained. The market value of securities

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

LOANED SECURITIES AND REPURCHASE AGREEMENTS -- (CONTINUED)

loaned is monitored on a daily basis with additional collateral obtained as necessary. Such assets reflect the extent of NYLIAC's involvement in securities lending, not NYLIAC's risk of loss.

     NYLIAC enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, NYLIAC obtains the use of funds from a broker for approximately one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2001 of $284 million ($132 million at December 31,
2000) approximates fair value. The investments acquired with the funds received from the securities sold are included in other investments in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides NYLIAC with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges NYLIAC for the identified costs associated with these services and facilities under the terms of a Service Agreement between New York Life and NYLIAC. Such costs, amounting to $458 million for the year ended December 31, 2001 ($476 million for 2000 and $393 million for 1999) are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, NYLIAC is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. NYLIAC was allocated $10 million for its share of the net periodic post-retirement benefits expense in 2001 ($7 million and $12 million in 2000 and 1999, respectively) and $(6) million for the post-employment benefits expense in 2001 ($2 million in 2000 and $3 million in 1999) under the provisions of the Service Agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, in 1999 New York Life concluded a comprehensive expense reduction program expected to streamline processes and improve profitability. As a result of job eliminations and early retirement benefits as defined in management's termination plan, NYLIAC was allocated $16 million for its share of these restructuring costs in 1999, which are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     For the year ended December 31, 2001, NYLIAC recorded annuity and universal life fees of $8 million from New York Life Investment Management, LLC, a wholly owned subsidiary of New York Life for administration and advisory fees.

     At December 31, 2001 and 2000, NYLIAC had a net liability of $157 million and $111 million, respectively for the above described services which are included in other liabilities in the accompanying Balance Sheet.

     In 2001, NYLIAC received a capital contribution in the amount of $300 million from its parent company, New York Life.

     In 1999 NYLIAC sold a $197 million Corporate Sponsored Variable Universal Life (CSVUL) policy and a $82 million Corporate Sponsored Universal Life (CSUL) policy to a Voluntary Employee Benefit Association (VEBA) trust. This trust was established to fund New York Life's retired employees medical and dental benefits. In addition, in 1999 NYLIAC sold a Corporate Owned Life (COLI) policy to New York Life for $180 million in premiums. This policy was sold on the same basis as policies sold to unrelated customers.

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $20 million, $8 million, and $52 million during 2001, 2000 and 1999, respectively.

     Total interest paid was $21 million, $12 million and $30 million during 2001, 2000 and 1999, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department recognizes only

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 14 -- STATUTORY FINANCIAL INFORMATION -- (CONTINUED)

statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

     At December 31, 2001 and 2000, statutory stockholder's equity was $1,335 million and $1,098 million, respectively. Statutory net income/(loss) for the years ended December 31, 2001, 2000 and 1999 was $(82.6) million, $0.4 million and $63 million, respectively.

     The State of Delaware Insurance Department has adopted the NAIC's Codification of Statutory Accounting Principles guidance, effective January 1, 2001. The effect of adoption was a net increase in statutory surplus of approximately $27 million.

     NYLIAC is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of NYLIAC's surplus or one hundred percent of net gain from operations.

     No dividends were paid or declared for the years ended December 31, 2001, 2000 and 1999.

     As of December 31, 2001, the amount of available and accumulated funds derived from earned surplus from which NYLIAC can pay dividends is $530 million. The maximum amount of dividends which may be paid in 2002 without prior approval is $133 million.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by Statement of Financial Accounting Standards No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment to FASB Statement No. 133.

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, New York 10036
March 12, 2002

                          PROSPECTUS DATED MAY 1, 2002


                                      FOR

                     LIFESTAGES(R) ACCESS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium LifeStages(R) Access Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning needs. You can use the policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a tax penalty), a choice of when income payments commence, and a guaranteed death benefit if the owner or Annuitant dies before income payments have commenced.


     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account option and up to 18 of the 31 Investment Divisions listed below.



  -    MainStay VP Bond
  -    MainStay VP Capital Appreciation
  -    MainStay VP Cash Management
  -    MainStay VP Convertible
  -    MainStay VP Equity Income
  -    MainStay VP Government
  -    MainStay VP Growth Equity
  -    MainStay VP High Yield Corporate Bond
  -    MainStay VP Indexed Equity
  -    MainStay VP International Equity
  -    MainStay VP Mid Cap Core
  -    MainStay VP Mid Cap Growth
  -    MainStay VP Small Cap Growth
  -    MainStay VP Total Return
  -    MainStay VP Value
  -    MainStay VP American Century Income & Growth
  -    MainStay VP Dreyfus Large Company Value
  -    MainStay VP Eagle Asset Management Growth Equity
  -    MainStay VP Lord Abbett Developing Growth
  -    Alger American Small Capitalization
  -    Calvert Social Balanced
  -    Dreyfus IP Technology Growth (Initial Shares)
  -    Fidelity VIP Contrafund(R) (Initial Class)
  -    Fidelity VIP Equity-Income (Initial Class)
  -    Janus Aspen Series Balanced
  -    Janus Aspen Series Worldwide Growth
  -    MFS(R) Investors Trust Series
  -    MFS(R) Research Series
  -    T. Rowe Price Equity Income
  -    Van Eck Worldwide Hard Assets
  - Van Kampen UIF Emerging Markets Equity (formerly known as Morgan Stanley UIF Emerging Markets
       Equity)


     We do not guarantee the investment performance of these Investment Divisions. Depending on market conditions, you can make or lose money in any of the Investment Divisions.


     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund (VIP), the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc. and the Van Eck Worldwide Insurance Trust (the "Funds", each individually a "Fund"). Each Investment Division invests in shares of a corresponding fund portfolio.



     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 598-2019 or write to us at the address above.


     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
DEFINITIONS............................    3
FEE TABLE..............................    4
QUESTIONS AND ANSWERS ABOUT
  LIFESTAGES(R) ACCESS VARIABLE
  ANNUITY..............................    8
  How Do I Contact NYLIAC?.............   14
FINANCIAL STATEMENTS...................   14
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................   16
  New York Life Insurance and Annuity
     Corporation.......................   16
  The Separate Account.................   16
  The Portfolios.......................   16
  Additions, Deletions or Substitutions
     of Investments....................   17
  Reinvestment.........................   18
THE POLICIES...........................   18
  Selecting the Variable Annuity That's
     Right for You.....................   18
  Qualified and Non-Qualified
     Policies..........................   19
  Policy Application and Premium
     Payments..........................   20
  Payments Returned for Insufficient
     Funds.............................   20
  Your Right to Cancel ("Free Look")...   20
  Issue Ages...........................   20
  Transfers............................   21
     (a) Limits on Transfers...........   21
  Virtual Service Center and
     Interactive Voice Response
     System............................   21
  Dollar Cost Averaging (DCA)
     Program...........................   22
  Automatic Asset Reallocation.........   23
  Accumulation Period..................   24
     (a) Crediting of Premium
          Payments.....................   24
     (b) Valuation of Accumulation
          Units........................   24
  Riders...............................   24
     (a) Enhanced Beneficiary Benefit
         Rider (Optional)..............   24
     (b) Enhanced Spousal Continuance
         Rider (Optional)..............   26
  Policy Owner Inquiries...............   27
  Records and Reports..................   27
CHARGES AND DEDUCTIONS.................   27
  Separate Account Charge..............   27



                                         PAGE
                                         ----
  Policy Service Charge................   27
  Transfer Fees........................   27
  Group and Sponsored Arrangements.....   27
  Taxes................................   28
  Fund Charges.........................   28
  Enhanced Beneficiary Benefit Rider
     Charge............................   28
DISTRIBUTIONS UNDER THE POLICY.........   28
  Surrenders and Withdrawals...........   28
     (a) Surrenders....................   29
     (b) Partial Withdrawals...........   29
     (c) Periodic Partial
          Withdrawals..................   29
     (d) Hardship Withdrawals..........   29
  Required Minimum Distribution........   29
  Our Right to Cancel..................   30
  Annuity Commencement Date............   30
  Death Before Annuity Commencement....   30
  Income Payments......................   31
     (a) Election of Income Payment
          Options......................   31
     (b) Other Methods of Payment......   32
     (c) Proof of Survivorship.........   32
  Delay of Payments....................   32
  Designation of Beneficiary...........   32
  Restrictions Under Internal Revenue
     Code Section 403(b)(11)...........   32
THE FIXED ACCOUNT......................   33
     (a) Interest Crediting............   33
     (b) Transfers to Investment
          Divisions....................   33
FEDERAL TAX MATTERS....................   33
  Introduction.........................   33
  Taxation of Annuities in General.....   34
  Qualified Plans......................   35
     (a) Section 403(b) Plans..........   35
     (b) Individual Retirement
          Annuities....................   35
     (c) Roth Individual Retirement
          Annuities....................   35
     (d) Deferred Compensation Plans...   35
     (e) Inherited IRAs................   35
DISTRIBUTOR OF THE POLICIES............   35
VOTING RIGHTS..........................   36
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION...............   37


     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ATTACHED SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value and the Fixed Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which we are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policy owner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and policy service charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use in connection with employee retirement plans that qualify for special federal income tax treatment.

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which we measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies issued under employee retirement plans that qualify for special federal income tax treatment.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                                   FEE TABLE
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                                                            MAINSTAY VP    MAINSTAY VP                 MAINSTAY VP
                                                              MAINSTAY VP     CAPITAL         CASH       MAINSTAY VP     EQUITY
                                                                 BOND       APPRECIATION   MANAGEMENT    CONVERTIBLE     INCOME
                                                              -----------   ------------   -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Transfer Fee..............................................
                                                              There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................
                                                              $40 per policy for policies with less than $50,000 of Accumulation
                                                              Value.
  Enhanced Beneficiary Benefit Rider Charge (optional)......
                                                              Maximum annual charge of 1.00% of the Policy's Accumulation Value, applied on a quarterly basis.

SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense. risk and administrative fees)                       1.55%         1.55%          1.55%         1.55%         1.55%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees.............................................     0.25%         0.36%          0.25%         0.36%         0.70%(b)
  Administration Fees.......................................     0.20%         0.20%          0.20%         0.20%         0.00%(b)
  Other Expenses............................................     0.07%         0.07%          0.09%         0.11%         0.24%
  Total Fund Annual Expenses................................     0.52%         0.63%          0.54%         0.67%         0.94%(c)

                                                                                          MAINSTAY VP
                                                                            MAINSTAY VP   HIGH YIELD
                                                              MAINSTAY VP     GROWTH       CORPORATE
                                                              GOVERNMENT      EQUITY         BOND
                                                              -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Transfer Fee..............................................
                                                              There is no transfer fee on the first
                                                              12 transfers in any Policy Year. NYLIAC
                                                              reserves the right to charge up to $30
                                                              for each transfer in excess of 12
                                                              transfers per Policy Year.
  Annual Policy Service Charge..............................
                                                              $40 per policy for policies with less
                                                              than $50,000 of Accumulation Value.
  Enhanced Beneficiary Benefit Rider Charge (optional)......
                                                              Maximum annual charge of 1.00% of the
                                                              Policy's Accumulation Value, applied on
                                                              a quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense. risk and administrative fees)                       1.55%         1.55%         1.55%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees.............................................     0.30%         0.25%         0.30%
  Administration Fees.......................................     0.20%         0.20%         0.20%
  Other Expenses............................................     0.10%         0.05%         0.08%
  Total Fund Annual Expenses................................     0.60%         0.50%         0.58%



                                                              MAINSTAY VP    MAINSTAY VP    MAINSTAY VP   MAINSTAY VP   MAINSTAY VP
                                                                INDEXED     INTERNATIONAL     MID CAP       MID CAP      SMALL CAP
                                                                EQUITY         EQUITY          CORE         GROWTH        GROWTH
                                                              -----------   -------------   -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Transfer Fee..............................................
                                                              There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................
                                                              $40 per policy for policies with less than $50,000 of Accumulation
                                                              Value.
  Enhanced Beneficiary Benefit Rider Charge (optional)......
                                                              Maximum annual charge of 1.00% of the Policy's Accumulation Value, applied on a quarterly basis.

SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense. risk and administrative fees)                       1.55%          1.55%          1.55%         1.55%         1.55%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees.............................................     0.10%          0.60%          0.85%(b)      0.75%(b)      1.00%(b)
  Administration Fees.......................................     0.20%          0.20%          0.00%(b)      0.00%(b)      0.00%(b)
  Other Expenses............................................     0.07%          0.32%          0.24%         0.24%         0.24%
  Total Fund Annual Expenses................................     0.37%          1.12%          1.09%(d)      0.99%(e)      1.24%(f)

                                                                                          MAINSTAY VP
                                                                                           AMERICAN
                                                              MAINSTAY VP                   CENTURY
                                                                 TOTAL      MAINSTAY VP    INCOME &
                                                                RETURN         VALUE        GROWTH
                                                              -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Transfer Fee..............................................
                                                              There is no transfer fee on the first
                                                              12 transfers in any Policy Year. NYLIAC
                                                              reserves the right to charge up to $30
                                                              for each transfer in excess of 12
                                                              transfers per Policy Year.
  Annual Policy Service Charge..............................
                                                              $40 per policy for policies with less
                                                              than $50,000 of Accumulation Value.
  Enhanced Beneficiary Benefit Rider Charge (optional)......
                                                              Maximum annual charge of 1.00% of the
                                                              Policy's Accumulation Value, applied on
                                                              a quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense. risk and administrative fees)                       1.55%         1.55%         1.55%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees.............................................     0.32%         0.36%         0.50%
  Administration Fees.......................................     0.20%         0.20%         0.20%
  Other Expenses............................................     0.07%         0.08%         0.18%
  Total Fund Annual Expenses................................     0.59%         0.64%         0.88%

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                            MAINSTAY VP
                                                              MAINSTAY VP      EAGLE
                                                                DREYFUS        ASSET      MAINSTAY VP       ALGER
                                                                 LARGE      MANAGEMENT    LORD ABBETT      AMERICAN      CALVERT
                                                                COMPANY       GROWTH      DEVELOPING        SMALL         SOCIAL
                                                                 VALUE        EQUITY        GROWTH      CAPITALIZATION   BALANCED
                                                              -----------   -----------   -----------   --------------   --------
OWNER TRANSACTION EXPENSES
  Transfer Fee..............................................
                                                              There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................
                                                              $40 per policy for policies with less than $50,000 of Accumulation
                                                              Value.
  Enhanced Beneficiary Benefit Rider Charge (optional)......
                                                              $40 per policy for policies with less than $50,000 of Accumulation
                                                              Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense. risk and administrative fees)                       1.55%         1.55%         1.55%          1.55%          1.55%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees.............................................     0.60%         0.50%         0.60%          0.85%         0.425%
  Administration Fees.......................................     0.20%         0.20%         0.20%          0.00%         0.275%
  Other Expenses............................................     0.19%         0.10%         0.28%          0.07%          0.18%
  Total Fund Annual Expenses................................     0.99%         0.80%         1.08%          0.92%          0.88%(g)


                                                              DREYFUS IP                   FIDELITY VIP
                                                              TECHNOLOGY   FIDELITY VIP      EQUITY-
                                                                GROWTH     CONTRAFUND(R)      INCOME
                                                              ----------   -------------   ------------
OWNER TRANSACTION EXPENSES
  Transfer Fee..............................................
                                                              There is no transfer fee on the first 12
                                                              transfers in any Policy Year. NYLIAC
                                                              reserves the right to charge up to $30
                                                              for each transfer in excess of 12
                                                              transfers per Policy Year.
  Annual Policy Service Charge..............................
                                                              $40 per policy for policies with less
                                                              than $50,000 of Accumulation Value.
  Enhanced Beneficiary Benefit Rider Charge (optional)......
                                                              $40 per policy for policies with less
                                                              than $50,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense. risk and administrative fees)                      1.55%          1.55%          1.55%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees.............................................    0.75%          0.58%          0.48%
  Administration Fees.......................................    0.00%          0.00%          0.00%
  Other Expenses............................................    0.12%          0.10%          0.10%
  Total Fund Annual Expenses................................    0.87%(h)       0.68%(i)       0.58%(i)



                                                               JANUS     JANUS ASPEN       MFS(R)
                                                               ASPEN       SERIES        INVESTORS       MFS(R)    T. ROWE PRICE
                                                               SERIES     WORLDWIDE        TRUST        RESEARCH      EQUITY
                                                              BALANCED     GROWTH          SERIES        SERIES       INCOME
                                                              --------   -----------     ---------      --------   -------------
OWNER TRANSACTION EXPENSES
  Transfer Fee..............................................
                                                              There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................
                                                              $40 per policy for policies with less than $50,000 of Accumulation
                                                              Value.
  Enhanced Beneficiary Benefit Rider Charge (optional)......
                                                              Maximum annual charge of 1.00% of the Policy's Accumulation Value, applied on a quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense. risk and administrative fees)                     1.55%        1.55%          1.55%         1.55%         1.55%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees.............................................   0.65%        0.65%          0.75%         0.75%         0.85%(k)
  Administration Fees.......................................   0.00%        0.00%          0.00%         0.00%         0.00%
  Other Expenses............................................   0.01%        0.04%          0.15%         0.15%         0.00%
  Total Fund Annual Expenses................................   0.66%        0.69%          0.90%(j)      0.90%(j)      0.85%

                                                                              VAN
                                                                             KAMPEN
                                                                              UIF
                                                                VAN ECK     EMERGING
                                                               WORLDWIDE    MARKETS
                                                              HARD ASSETS    EQUITY
                                                              -----------   --------
OWNER TRANSACTION EXPENSES
  Transfer Fee..............................................
                                                              There is no transfer
                                                              fee on the first 12
                                                              transfers in any
                                                              Policy Year. NYLIAC
                                                              reserves the right to
                                                              charge up to $30 for
                                                              each transfer in
                                                              excess of 12 transfers
                                                              per Policy Year.
  Annual Policy Service Charge..............................
                                                              $40 per policy for
                                                              policies with less
                                                              than $50,000 of
                                                              Accumulation Value.
  Enhanced Beneficiary Benefit Rider Charge (optional)......
                                                              Maximum annual charge
                                                              of 1.00% of the
                                                              Policy's Accumulation
                                                              Value, applied on a
                                                              quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense. risk and administrative fees)                       1.55%       1.55%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees.............................................     1.00%       1.25%
  Administration Fees.......................................     0.00%       0.25%
  Other Expenses............................................     0.18%       0.62%
  Total Fund Annual Expenses................................     1.18%       2.12%(l)


------------

(a) The Fund or its agents provided the fees and charges, which are based on 2001 expenses and may reflect estimated charges. We have not verified the accuracy of the information provided by the agents.



(b) The fees designated as "Advisory Fees" reflect "Management Fees", which includes both Advisory Fees and Administrative Fees for this Investment Division.



(c) The sale of Policies offering this Investment Division began on July 6, 2001. "Other Expenses" are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to reduce its fees and reimburse the operating expense of the Portfolio to the extent such expenses would cause "Total Fund Annual Expenses" to exceed 0.89% of average daily net assets. This fee reduction and reimbursement agreement may be terminated by NYLIM at any time. After taking into account this fee reduction and reimbursement agreement, estimated "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" for the current year are 0.65%, 0.24% and 0.89% respectively.



(d) The sale of Policies offering this Investment Division began on July 6, 2001. "Other Expenses" are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to reduce its fees and reimburse the operating expense of the Portfolio to the extent such expenses would cause "Total Fund Annual Expenses" to exceed 0.98% of average daily net assets. This fee reduction and reimbursement agreement may be terminated by NYLIM at any time. After taking into account this fee reduction and reimbursement agreement, estimated "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" for the current year are 0.74%, 0.24% and 0.98% respectively.



(e) The sale of Policies offering this Investment Division began on July 6, 2001. "Other Expenses" are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to reduce its fees and reimburse the operating expense of the Portfolio to the extent such expenses would cause "Total Fund Annual Expenses" to exceed 0.97% of average daily net assets. This fee reduction and reimbursement agreement may be terminated by NYLIM at any time. After taking into account this fee reduction and reimbursement agreement, estimated "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" for the current year are 0.73%, 0.24% and 0.97% respectively.



(f) The sale of Policies offering this Investment Division began on July 6, 2001. "Other Expenses" are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to reduce its fees and reimburse the operating expense of the Portfolio to the extent such expenses would cause "Total Fund Annual Expenses" to exceed 0.95% of average daily net assets. This fee reduction and reimbursement agreement may be terminated by NYLIM at any time. After taking into account this fee reduction and reimbursement agreement, estimated "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" for the current year are 0.71%, 0.24% and 0.95% respectively.



(g) "Other Expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be 0.87% for Social Balanced.



(h) These expenses are for the fiscal year ended December 31, 2001. Expenses in the current year and in future years may be higher or lower than the expenses presented.



(i) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.



(j) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series expenses. "Other Expenses" do not take into account these expense reductions, and therefore are higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal 0.89% for Research Series and 0.89% for Investors Trust Series.



(k)   The "Advisory Fees" include the ordinary operating expenses of the Fund.



(l) The management fee for certain portfolios may be reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the portfolio's adviser to the extent total annual operating expenses exceed 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Had these fee reductions been taken into account, the "Advisory Fees", "Administration Fees", "Other Expenses" and "Total Fund Annual Expenses", respectively, would be 0.98%, 0.25%, 0.62%, 1.85%. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" are 0.10% of such investment related expenses.

EXAMPLES(1)


     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the Separate Account and the Funds. However, the table does not reflect the charges for the optional Enhanced Beneficiary Benefit Rider, which, under the assumptions stated below, would add a maximum charge of $10.25 in this first Policy Year, $32.00 in the first three Policy Years, $55.50 in the first five Policy Years, and $122.90 in the first ten Policy Years to the numbers listed below. Charges and expenses may be higher in future years. For more information on the charges reflected in this table, See "Charges and Deductions" and Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes on surrender of the policy or on the Annuity Commencement Date.


     You would pay the following expenses on a $1,000 investment in one of the Investment Divisions listed, assuming a 5% annual return on assets, whether you surrender, annuitize or do not surrender your policy at the end of the stated time period:


                                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                          --------   --------   --------   --------
                MainStay VP Bond........................................   $22.87    $ 70.46    $120.69    $258.68
                MainStay VP Capital Appreciation........................   $23.99    $ 73.86    $126.35    $270.01
                MainStay VP Cash Management.............................   $23.07    $ 71.08    $121.72    $260.75
                MainStay VP Convertible.................................   $24.40    $ 75.09    $128.41    $274.10
                MainStay VP Equity Income...............................   $27.16    $ 83.36    $142.16    $301.30
                MainStay VP Government..................................   $23.68    $ 72.94    $124.81    $266.92
                MainStay VP Growth Equity...............................   $22.66    $ 69.86    $119.66    $256.60
                MainStay VP High Yield Corporate Bond...................   $23.48    $ 72.32    $123.78    $264.88
                MainStay VP Indexed Equity..............................   $21.33    $ 65.83    $112.93    $243.01
                MainStay VP International Equity........................   $29.01    $ 88.85    $151.24    $319.04
                MainStay VP Mid Cap Core................................   $28.70    $ 87.95    $149.74    $316.11
                MainStay VP Mid Cap Growth..............................   $27.68    $ 84.90    $144.70    $306.27
                MainStay VP Small Cap Growth............................   $30.23    $ 92.50    $157.26    $330.70
                MainStay VP Total Return................................   $23.58    $ 72.63    $124.30    $265.91
                MainStay VP Value.......................................   $24.09    $ 74.17    $126.88    $271.05
                MainStay VP American Century Income & Growth............   $26.55    $ 81.53    $139.11    $295.33
                MainStay VP Dreyfus Large Company Value.................   $27.68    $ 84.90    $144.70    $306.27
                MainStay VP Eagle Asset Management Growth Equity........   $25.73    $ 79.07    $135.04    $287.29
                MainStay VP Lord Abbett Developing Growth...............   $28.60    $ 87.63    $149.22    $315.12
                Alger American Small Capitalization.....................   $26.96    $ 82.75    $141.14    $299.31
                Calvert Social Balanced.................................   $26.55    $ 81.53    $139.11    $295.33
                Dreyfus IP Technology Growth............................   $26.45    $ 81.23    $138.62    $294.34
                Fidelity VIP Contrafund(R)..............................   $24.50    $ 75.40    $128.92    $275.12
                Fidelity VIP Equity-Income..............................   $23.48    $ 72.32    $123.78    $264.88
                Janus Aspen Series Balanced.............................   $24.29    $ 74.77    $127.87    $273.08
                Janus Aspen Series Worldwide Growth.....................   $24.60    $ 75.70    $129.41    $276.13
                MFS(R) Investors Trust Series...........................   $26.75    $ 82.13    $140.13    $297.32
                MFS(R) Research Series..................................   $26.75    $ 82.13    $140.13    $297.32
                T. Rowe Price Equity Income.............................   $26.24    $ 80.60    $137.58    $292.31
                Van Eck Worldwide Hard Assets...........................   $29.62    $ 90.67    $154.24    $324.86
                Van Kampen UIF Emerging Markets Equity..................   $37.24    $118.98    $200.46    $411.93


------------

(1) For purposes of calculating these examples, we have expressed the annual policy service charge as an annual percentage of assets based on the average size of policies having an Accumulation Value of less than $50,000 as of December 31, 2001. This average size is $25,000. This calculation method reasonably reflects the annual policy service charge applicable to policies having an Accumulation Value of less than $50,000. The annual policy service charge does not apply to policies having an Accumulation Value of $50,000 or greater. The expenses shown, therefore, would be slightly lower if your policy's Accumulation Value is $50,000 or greater.


THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES. THE ACTUAL EXPENSES PAID OR PERFORMANCE ACHIEVED MAY BE GREATER OR LESS THAN THOSE SHOWN.

       QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ACCESS VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ACCESS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS LIFESTAGES(R) ACCESS VARIABLE ANNUITY?

     A LifeStages(R) Access Variable Annuity is a flexible premium deferred variable retirement annuity policy. NYLIAC issues the policy. You may allocate premium payments to one or more of the Investment Divisions of the Separate Account, or to the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Account.

2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENT?

     You can allocate your premium payments to one or more of the following Allocation Alternatives:

        SEPARATE ACCOUNT


             The Separate Account currently consists of 37 investment divisions 31 of which are available under this product. The available Investment Divisions are listed on the first page of this Prospectus. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


        FIXED ACCOUNT

             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will reflect a guaranteed interest rate. (See "THE FIXED ACCOUNT.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date but certain restrictions apply. Generally, you can transfer a minimum amount of $500, unless we agree otherwise. You can make transfers from the Fixed Account, to the Investment Divisions but certain restrictions apply. (See "THE FIXED ACCOUNT.") You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

     You can make unlimited transfers each Policy Year. We reserve the right to charge up to $30 for each transfer after the first 12 in a given policy year. (See "THE POLICIES--Transfers.") In addition, you can request transfers through the Dollar Cost Averaging or the Automatic Asset Reallocation options. (See "THE POLICIES--Dollar Cost Averaging and Automatic Asset Reallocation.")

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date we start making Income Payments to you, we will deduct a $40 policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $50,000. In addition, we deduct a daily charge for certain mortality and expense risks NYLIAC assumes and for policy administration expenses. This charge, on an annual basis, is 1.55% of the average daily net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Separate Account Charge.")

     We do not impose any surrender charge on withdrawals or surrenders of the policies.


     If you elect the Enhanced Beneficiary Benefit ("EBB") Rider (in states where available), we will deduct a charge on the first Business Day of each policy quarter that the Rider is in effect based on the Accumulation Value as of that date. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable quarter. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage we are currently charging before you elect this Rider. This charge will not change once your policy is issued.


     The value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which are attached to this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless we permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $10,000 for Non-Qualified Policies. You can make additional premium payments of at least $1,000 or such lower amount as we may permit at any time. You have a choice of sending premium payments directly to NYLIAC or through pre-authorized monthly deductions from banks, credit unions or similar accounts. We may agree to other methods of payment. The maximum aggregate amount of premium payments we accept is $1,000,000 without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions and/or Fixed Account which you selected within two Business Days after receipt, subject to our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received.

     You may allocate the initial premium payment and thereafter maintain the Accumulation Value in a maximum of 18 Allocation Alternatives plus the Fixed Account at any one time. (See "THE POLICIES--Automatic Asset Reallocation.") Moreover, you may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $100, or such lower amount as we may permit. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and the number of Allocation Alternatives to which you allocate your Accumulation Value.

7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?


     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals are less than $2,000, we reserve the right to terminate your policy subject to applicable state law. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.


8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to us. Under most circumstances, you may make a minimum partial withdrawal of $500. You may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     If you or the Annuitant dies before the Annuity Commencement Date, we will pay the Beneficiary under the policy an amount equal to the greater of:

        (a) the Accumulation Value,


        (b) the sum of all premium payments made, less any partial withdrawals, less any rider charges, or



        (c) the "reset value" (as described in "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement Date") plus any additional premium payments made since the most recent "Reset Anniversary," and any "proportional withdrawals" made since the most recent "Reset Anniversary."


     If the Beneficiary is the spouse of the Annuitant and owner, see Question
11. (See "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?


     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA and SEP policies only; Inherited IRA policies are excluded). If your spouse chooses to continue the policy, we will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you elect the EBB Rider and the Enhanced Spousal Continuance ("ESC") Rider applies, see the EEB and ESC Riders for details.


12. MAY I RETURN THE POLICY AFTER IT IS DELIVERED?

     You may cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the date we receive the policy without any deduction for premium taxes. This amount may be more or less than your premium payments. Otherwise, you will receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or
(ii) the Accumulation Value on the date we receive the policy, without any deduction for premium taxes. We will set forth the provision in your policy.

13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. HOW WILL NYLIAC CALCULATE INVESTMENT PERFORMANCE OF THE SEPARATE ACCOUNT?


     YIELDS. The yield of the MainStay VP Cash Management Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified seven-day period. In calculating the yield, we assume that the income generated for that seven-day period is generated each seven-day period over a 52-week period. The current yield is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned in the MainStay VP Cash Management Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven-day period ended December 31, 2001, the MainStay VP Cash Management Investment Division's yield and effective yield were 0.16% and 0.16%, respectively.



     The yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Divisions refers to the annualized income generated in that Investment Division over a specified thirty-day period. In calculating the yield, we assume that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period. The current yield is shown as a percentage of the investment. For the 30-day period ended December 31, 2001, the annualized yields for the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions were 2.41%, 8.07% and 3.25%, respectively.


     Past performance is no indication of future performance. For additional information regarding the yields described above, please refer to the Statement of Additional information.


     TOTAL RETURN CALCULATIONS. The following tables present performance data for each of the Investment Divisions for periods ending December 31, 2001. The average annual total return data reflect all Separate Account and Fund annual expenses shown in the Fee Table. The annual policy service charge, which is charged to policies with an Accumulation Value of less than $50,000, is not reflected. This fee, if applicable, would reduce the rates of return. All rates of return include the reinvestment of investment income, including interest and dividends.


     Certain Portfolios existed prior to the date that they were added to an Investment Division of the Separate Account. For periods prior to an Investment Division's inception date, the performance of the Investment Division was derived from the performance of the corresponding Portfolios, as modified to reflect the Separate Account and Fund annual expenses as if the policy had been available during the periods shown. The results shown are not an estimate or guarantee of future investment performance for the Investment Divisions.

                      (This page intentionally left blank)

                          AVERAGE ANNUAL TOTAL RETURN
                     (FOR PERIODS ENDED DECEMBER 31, 2001)




                                                                 MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP
                                                  MAINSTAY VP      CAPITAL          CASH         MAINSTAY VP       EQUITY
            INVESTMENT DIVISIONS:                    BOND        APPRECIATION    MANAGEMENT      CONVERTIBLE       INCOME
            ---------------------                    ----        ------------    -----------     -----------     -----------
          PORTFOLIO INCEPTION DATE:                1/23/84        1/29/93         1/29/93        10/1/96          7/2/01
----------------------------------------------
     INVESTMENT DIVISION INCEPTION DATE:
     -----------------------------------            3/13/00        3/13/00         3/13/00         3/13/00         7/6/01
AVERAGE ANNUAL TOTAL RETURN
1 Year........................................        7.59%        -24.40%           2.24%          -3.68%              --
3 Year........................................        4.11%         -6.36%           3.31%           8.00%              --
5 Year........................................        5.54%          6.31%           3.44%           8.06%              --
10 Year.......................................        5.46%             --              --              --              --
Since Portfolio Inception.....................        7.61%         10.18%           3.11%           8.36%          -1.80%
Since Investment Division Inception*..........        9.15%        -18.66%           3.12%          -8.45%          -2.15%



                                                                                MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                                                                 AMERICAN         DREYFUS       EAGLE ASSET
                                                  MAINSTAY VP                     CENTURY          LARGE        MANAGEMENT
                                                     TOTAL       MAINSTAY VP      INCOME          COMPANY         GROWTH
            INVESTMENT DIVISIONS:                   RETURN          VALUE        & GROWTH          VALUE          EQUITY
            ---------------------                 -----------       -----        --------       -----------     -----------
          PORTFOLIO INCEPTION DATE:                1/23/93        5/1/95         5/1/98          5/1/98          5/1/98
----------------------------------------------
     INVESTMENT DIVISION INCEPTION DATE:
     -----------------------------------            3/13/00        3/13/00        3/13/00         3/13/00         3/13/00
AVERAGE ANNUAL TOTAL RETURN
1 Year........................................      -12.06%         -1.14%         -9.91%          -5.98%         -17.85%
3 Year........................................       -1.54%          5.60%         -2.84%           1.23%           5.89%
5 Year........................................        6.75%          6.11%             --              --              --
10 Year.......................................           --             --             --              --              --
Since Portfolio Inception.....................        8.50%          9.97%         -0.14%           1.49%           9.27%
Since Investment Division Inception*..........      -12.95%          5.78%        -11.68%          -0.97%         -14.27%



                                                                                                                 VAN KAMPEN
                                                                                   T. ROWE                          UIF
                                                     MFS(R)         MFS(R)          PRICE          VAN ECK        EMERGING
                                                   INVESTORS       RESEARCH        EQUITY         WORLDWIDE       MARKETS
            INVESTMENT DIVISIONS:                 TRUST SERIES      SERIES         INCOME        HARD ASSETS       EQUITY
            ---------------------                 ------------      ------         -------       -----------     ----------
          PORTFOLIO INCEPTION DATE:                10/9/95         7/26/95        3/31/94         9/1/89         10/1/96
----------------------------------------------
     INVESTMENT DIVISION INCEPTION DATE:
     -----------------------------------            3/13/00         3/13/00        3/13/00         3/13/00        3/13/00
AVERAGE ANNUAL TOTAL RETURN
1 Year........................................      -17.25%         -22.46%         -0.10%         -11.82%         -7.93%
3 Year........................................       -5.09%          -3.90%          4.34%           4.85%          2.03%
5 Year........................................        5.65%           4.54%          8.98%          -5.36%         -4.76%
10 Year.......................................           --              --             --           3.31%             --
Since Portfolio Inception.....................        9.03%           8.12%         12.77%           1.56%         -4.98%
Since Investment Division Inception*..........      -13.07%         -21.51%          6.79%          -6.22%        -31.71%


------------

* Performance is calculated as of the initial date a deposit was received in the Investment Division.

                                       MAINSTAY VP
                       MAINSTAY VP      HIGH YIELD        MAINSTAY VP       MAINSTAY VP     MAINSTAY VP    MAINSTAY VP
      MAINSTAY VP        GROWTH         CORPORATE           INDEXED        INTERNATIONAL      MID CAP        MID CAP
      GOVERNMENT         EQUITY            BOND             EQUITY            EQUITY           CORE          GROWTH
      ----------       -----------     -----------        -----------      -------------    -----------    -----------
      1/29/93           1/23/84         5/1/95            1/29/93            5/1/95          7/2/01         7/2/01
        37/6/01          3/13/00         3/13/00            3/13/00           3/13/00         7/6/01         7/6/01
          5.00%          -18.36%           3.31%            -13.47%           -15.35%              --             --
          3.94%           -0.18%           2.10%             -2.79%            -4.85%              --             --
          5.38%            9.13%           3.67%              8.74%             1.58%              --             --
             --           11.41%              --                 --                --              --             --
          4.75%           10.64%           6.31%             11.40%             3.35%          -6.59%         -9.15%
          7.66%          -15.72%          -2.57%            -12.00%           -15.19%              --         16.53%

       7/2/01
              --
              --
              --
              --
          -5.27%
          -2.42%


      MAINSTAY VP          ALGER                                                                                  JANUS
      LORD ABBETT         AMERICAN                           DREYFUS IP                        FIDELITY VIP       ASPEN
      DEVELOPING           SMALL         CALVERT SOCIAL      TECHNOLOGY       FIDELITY VIP       EQUITY-         SERIES
        GROWTH         CAPITALIZATION       BALANCED           GROWTH         CONTRAFUND(R)       INCOME        BALANCED
      -----------      --------------    --------------      ----------       -------------    ------------     --------
      5/1/98            9/21/88            9/2/86            8/31/99            1/3/95          10/9/86         9/13/93
        33/13/00          3/13/00           3/13/00            7/6/01            3/13/00         3/13/00         3/13/00
         -8.76%           -30.60%            -8.37%            -34.16%           -13.60%          -6.42%          -6.13%
         -1.82%           -11.09%            -1.14%                 --            -0.93%           1.52%           4.09%
             --            -2.59%             5.52%                 --             8.76%           7.73%          12.39%
             --             3.18%             7.12%                 --                --          11.87%              --
         -3.94%             9.98%             7.64%            -12.46%            13.98%          10.26%          12.56%
        -12.20%           -27.64%            -9.72%             20.34%            -9.06%          -0.20%          -2.44%

       9/13/93
         -23.63%
           0.90%
           9.42%
              --
          13.97%
         -19.89%


     For additional information regarding the total return calculations described above, you should refer to the Statement of Additional Information.

15. ARE POLICY LOANS AVAILABLE?

     Policy loans are not available.

16. HOW DO I CONTACT NYLIAC?

                  GENERAL INQUIRIES AND WRITTEN REQUESTS   PREMIUM PAYMENTS
                  ---------------------------------------  ---------------------------------------
REGULAR MAIL      NYLIAC Variable Products Service Center  NYLIAC
                  Madison Square Station                   75 Remittance Drive
                  P.O. Box 922                             Suite 3021
                  New York, NY 10159                       Chicago, IL 60675-3021
EXPRESS MAIL      NYLIAC Variable Products Service Center  NYLIAC, Suite 3021
                  51 Madison Avenue                        c/o The Northern Trust Bank
                  Room 452                                 350 North Orleans St.
                  New York, NY 10010                       Receipt & Dispatch, 8th Floor
                                                           Chicago, IL 60654
CUSTOMER SERVICE  (800) 598-2019
AND UNIT VALUES


     You may send service requests to us at the Variable Products Service Center ("VPSC") addresses listed above. In addition, as described below, you can contact us through the Internet at our Virtual Service Center ("VSC") and through an automated telephone service called the Interactive Voice Response System ("IVR"). (See "VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM.")


                              FINANCIAL STATEMENTS


     The balance sheet of NYLIAC as of December 31, 2001 and 2000 and the statements of income, of stockholder's equity and of cash flows for the three years in the period ended December 31, 2001, (including the report of independent accountants) and the Separate Account statement of assets and liabilities as of December 31, 2001 and the statement of operations, statement of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements, (including the report of independent accountants) are included in the Statement of Additional Information.

                        CONDENSED FINANCIAL INFORMATION


     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31, 2001 presented below have been audited by PricewaterhouseCoopers LLP, independent accountants. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 2001 and for the two years in the period then ended are derived from the audited financial statements included in the Statement of Additional Information. Values and units shown are for full year periods beginning January 1* except where indicated.


                                                                MAINSTAY VP       MAINSTAY VP                       MAINSTAY VP
                                              MAINSTAY VP         CAPITAL            CASH           MAINSTAY VP       EQUITY
                                                 BOND          APPRECIATION       MANAGEMENT        CONVERTIBLE       INCOME
                                            ---------------   ---------------   ---------------   ---------------   -----------
                                             2001     2000     2001     2000     2001     2000     2001     2000      2001(a)
                                            ------   ------   ------   ------   ------   ------   ------   ------   -----------
Accumulation Unit value
  (beginning of period)...................  $10.62   $10.00   $ 9.48   $10.00   $ 1.03   $ 1.00   $ 9.04   $10.00     $10.00
Accumulation Unit value
  (end of period).........................  $11.43   $10.62   $ 7.17   $ 9.48   $ 1.05   $ 1.03   $ 8.71   $ 9.04     $ 9.78
Number of units outstanding
  (in 000s) (end of period)...............      96       16      186      123   15,454    4,074      199      150         11


                                              MAINSTAY VP
                                              GOVERNMENT
                                            ---------------
                                             2001     2000
                                            ------   ------
Accumulation Unit value
  (beginning of period)...................  $10.60   $10.00
Accumulation Unit value
  (end of period).........................  $11.13   $10.60
Number of units outstanding
  (in 000s) (end of period)...............     128       27


                                                                MAINSTAY VP                         MAINSTAY VP     MAINSTAY VP
                                              MAINSTAY VP       HIGH YIELD        MAINSTAY VP      INTERNATIONAL      MID CAP
                                             GROWTH EQUITY    CORPORATE BOND    INDEXED EQUITY        EQUITY           CORE
                                            ---------------   ---------------   ---------------   ---------------   -----------
                                             2001     2000     2001     2000     2001     2000     2001     2000      2001(a)
                                            ------   ------   ------   ------   ------   ------   ------   ------   -----------
Accumulation Unit value
  (beginning of period)...................  $ 9.37   $10.00   $ 9.29   $10.00   $ 9.40   $10.00   $ 9.35   $10.00     $10.00
Accumulation Unit value
  (end of period).........................  $ 7.65   $ 9.37   $ 9.60   $ 9.29   $ 8.14   $ 9.40   $ 7.92   $ 9.35     $10.00
Number of units outstanding
  (in 000s) (end of period)...............     230      139      149       85      224      135       32       18          0

                                            MAINSTAY VP
                                              MID CAP
                                              GROWTH
                                            -----------
                                              2001(a)
                                            -----------
Accumulation Unit value
  (beginning of period)...................    $10.00
Accumulation Unit value
  (end of period).........................    $11.65
Number of units outstanding
  (in 000s) (end of period)...............         5


                                                                                                MAINSTAY VP
                                            MAINSTAY VP                                          AMERICAN         MAINSTAY VP
                                             SMALL CAP      MAINSTAY VP       MAINSTAY VP     CENTURY INCOME     DREYFUS LARGE
                                              GROWTH       TOTAL RETURN          VALUE          AND GROWTH       COMPANY VALUE
                                            -----------   ---------------   ---------------   ---------------   ---------------
                                              2001(a)      2001     2000     2001     2000     2001     2000     2001     2000
                                            -----------   ------   ------   ------   ------   ------   ------   ------   ------
Accumulation Unit value
  (beginning of period)...................    $10.00      $ 9.20   $10.00   $11.04   $10.00   $ 9.21   $10.00   $10.49   $10.00
Accumulation Unit value
  (end of period).........................    $ 9.76      $ 8.09   $ 9.20   $10.92   $11.04   $ 8.29   $ 9.21   $ 9.86   $10.49
Number of units outstanding
  (in 000s) (end of period)...............        28         302      297       73       22        9       17       34       17

                                              MAINSTAY VP
                                              EAGLE ASSET
                                              MANAGEMENT
                                             GROWTH EQUITY
                                            ---------------
                                             2001     2000
                                            ------   ------
Accumulation Unit value
  (beginning of period)...................  $ 9.51   $10.00
Accumulation Unit value
  (end of period).........................  $ 7.81   $ 9.51
Number of units outstanding
  (in 000s) (end of period)...............      69       55


                                              MAINSTAY VP
                                              LORD ABBOTT     ALGER AMERICAN                      DREYFUS IP
                                              DEVELOPING           SMALL        CALVERT SOCIAL    TECHNOLOGY    FIDELITY VIP
                                                GROWTH        CAPITALIZATION       BALANCED         GROWTH      CONTRAFUND(R)
                                            ---------------   ---------------   ---------------   ----------   ---------------
                                             2001     2000     2001     2000     2001     2000     2001(a)      2001     2000
                                            ------   ------   ------   ------   ------   ------   ----------   ------   ------
Accumulation Unit value
  (beginning of period)...................  $ 9.13   $10.00   $ 8.56   $10.00   $ 9.36   $10.00     $10.00     $ 9.93   $10.00
Accumulation Unit value
  (end of period).........................  $ 8.33   $ 9.13   $ 5.94   $ 8.56   $ 8.57   $ 9.36     $12.03     $ 8.58   $ 9.93
Number of units outstanding
  (in 000s) (end of period)...............       6        9       87       69       11       11          2        103       46


                                             FIDELITY VIP
                                             EQUITY-INCOME
                                            ---------------
                                             2001     2000
                                            ------   ------
Accumulation Unit value
  (beginning of period)...................  $10.65   $10.00
Accumulation Unit value
  (end of period).........................  $ 9.97   $10.65
Number of units outstanding
  (in 000s) (end of period)...............      53       27


                                                                 JANUS ASPEN
                                              JANUS ASPEN     SERIES WORLDWIDE    MFS(R) INVESTORS    MFS(R) RESEARCH
                                            SERIES BALANCED        GROWTH           TRUST SERIES          SERIES
                                            ---------------   -----------------   -----------------   ---------------
                                             2001     2000     2001      2000      2001      2000      2001     2000
                                            ------   ------   -------   -------   -------   -------   ------   ------
Accumulation Unit value
  (beginning of period)...................  $10.24   $10.00   $ 9.16    $10.00    $ 9.75    $10.00    $ 8.86   $10.00
Accumulation Unit value
  (end of period).........................  $ 9.61   $10.24   $ 7.00    $ 9.16    $ 8.07    $ 9.75    $ 6.87   $ 8.86
Number of units outstanding
  (in 000s) (end of period)...............     264      160      159       127        29        11        55       66


                                             T. ROWE PRICE
                                             EQUITY INCOME
                                            ---------------
                                             2001     2000
                                            ------   ------
Accumulation Unit value
  (beginning of period)...................  $11.08   $10.00
Accumulation Unit value
  (end of period).........................  $11.07   $11.08
Number of units outstanding
  (in 000s) (end of period)...............      81       13



                                                VAN ECK        VAN KAMPEN UIF
                                            WORLDWIDE HARD    EMERGING MARKETS
                                                ASSETS            EQUITY(a)
                                            ---------------   -----------------
                                             2001     2000     2001      2000
                                            ------   ------   -------   -------
Accumulation Unit value
  (beginning of period)...................  $10.48   $10.00   $ 6.21    $10.00
Accumulation Unit value
  (end of period).........................  $ 9.24   $10.48   $ 5.72    $ 6.21
Number of units outstanding
  (in 000s) (end of period)...............       3        2    1,019         6


------------

 * The policies were first offered on March 13, 2000.



(a)For the period July 6, 2001 (commencement of operations) through December 31, 2001.



(b)Formerly known as Morgan Stanley UIF Emerging Markets Equity.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies we describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $37.0 billion at the end of 2001. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account and any other separate account of NYLIAC.


     The Separate Account currently has 37 investment divisions 31 of which are available under this product. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS


     The assets of each Eligible Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment Fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. Investment results may differ.


     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.


     We provide certain services to you in connection with the investment of premium payments in the Investment Divisions, which, in turn, invest in the Eligible Portfolios. These services include, among others, providing information about the Eligible Portfolios. We receive compensation from the Funds, or from the investment advisers or other service providers of the Funds (who may be affiliates of NYLIAC) in return for providing these services. Currently, we receive compensation under various arrangements in amounts ranging from .10% to ..35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

--------------------------------------------------------------------------------


FUND                                   INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
                                       -                                   -
MainStay VP Series Fund, Inc.          New York Life Investment            MainStay VP Bond;
                                       Management LLC                      MainStay VP Capital Appreciation; MainStay VP Cash
                                                                           Management; MainStay VP Convertible; MainStay VP
                                                                           Equity Income; MainStay VP Government; MainStay VP
                                                                           Growth Equity;
                                                                           MainStay VP High Yield Corporate Bond; MainStay VP
                                                                           Indexed Equity; MainStay VP International Equity;
                                                                           MainStay VP Mid Cap Core; MainStay VP Mid Cap Growth;
                                                                           MainStay VP Small Cap Growth; MainStay VP Total
                                                                           Return; MainStay VP Value;
                                                                           MainStay VP American Century Income & Growth;
                                                                           MainStay VP Dreyfus Large Company Value;
                                                                           MainStay VP Eagle Asset Management Growth Equity;
                                                                           MainStay VP Lord Abbett Developing Growth
--------------------------------------------------------------------------------------------------------------------------------
The Alger American Fund                Fred Alger Management, Inc.         Alger American Small Capitalization
--------------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc.          Calvert Asset Management Company,   Calvert Social Balanced
                                       Inc.
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios          The Dreyfus Corporation             Dreyfus IP Technology Growth (Initial Shares)
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products   Fidelity Management and Research    Fidelity VIP Contrafund(R)
Fund                                   Company                             Fidelity VIP Equity-Income
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series                     Janus Capital Management LLC        Janus Aspen Series Balanced;
                                                                           Janus Aspen Series Worldwide Growth
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust(SM)    MFS(R) Investment Management        MFS(R) Investors Trust Series;
                                                                           MFS(R) Research Series
--------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,     Morgan Stanley Investment           Van Kampen UIF Emerging Markets Equity
Inc.                                   Management
--------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.      T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust      Van Eck Associates Corporation      Van Eck Worldwide Hard Assets


Please refer to the attached prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policy owners.

     We may establish new Investment Divisions when we determine, in our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policy owners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Funds. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Funds' investments.


     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, and (d) name a payee to receive Income Payments. You cannot lose these rights. However, all rights of ownership cease upon your death.



     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU



     In addition to the LifeStages(R) Access Variable Annuity policy described in this prospectus, we offer other variable annuities, each having different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.



     The following chart outlines some of the different features for each LifeStages(R) variable annuity we offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     Your registered representative can provide you with a prospectus for one or more of these annuities, which contains more complete information on these and other policy features.



                       LIFESTAGES(R)
                      LIFESTAGES(R) PREMIUMFESTAGES(R) SELECT(1)       LIFESTAGES(R) FLEXIBLE        LIFESTAGES(R)
                      PLUSAVARIABLEIANNUITY  VARIABLE ANNUITY         PREMIUM VARIABLE ANNUITY      VARIABLE ANNUITY
Surrender Charge            None             3 Years (8%, 8%,       9 Years (7%, 7%, 7%, 6%, 5%,    6 Years (7%, 7%,
Period                                        7% -- based on         4% 3%, 2%, 1% -- based on     7%, 6%, 5%, 4% --
                                               each premium                 policy date)             based on each
                                              payment date)                                             premium
                                                                                                     payment date)
DCA Advantage Plan           No            Yes (6 and 12 month                   No                  Yes (6, 12, 18
                                                accounts)                                           month accounts)
Interest Sweep               No                    Yes                          Yes                       Yes
Premium Credit               No                     No                           No                        No
Fixed Account               Yes                    Yes                          Yes                Yes (1% additional
                                                                                                    rate credited to
                                                                                                    monies deposited
                                                                                                   directly into the
                                                                                                     Fixed Account)
Death Benefit         Annual reset to     Annual reset to age 80       3 year reset to age 85       Annual reset to
Guarantee                  age 80                                                                        age 85
Total Separate             1.55%                  1.85%                        1.40%                     1.40%
Account Charges
(mortality and
expense risk and
administration
fees)
Annual Policy               $40*                   $50                          $30                       $30
Service Charge
Minimum Cash Value        $50,000                $100,000                     $20,000                   $20,000
Required to Waive
Annual Policy
Service Charge

Surrender Charge      8 Years (8%, 8%, 8%,
Period                   7%, 6%, 5%, 4%,
                       3% -- based on each
                     premium payment date)*
DCA Advantage Plan    Yes (6 month account)
Interest Sweep                 Yes
Premium Credit                 Yes
Fixed Account                  Yes
Death Benefit        Annual reset to age 80
Guarantee
Total Separate                1.60%
Account Charges
(mortality and
expense risk and
administration
fees)
Annual Policy                  $30
Service Charge
Minimum Cash Value          $100,000
Required to Waive
Annual Policy
Service Charge



(1) All policies and features may not be available in all states.


*May be different in some states.


     QUALIFIED AND NON-QUALIFIED POLICIES


     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.


     (1) Section 403(b) Tax Sheltered Annuities purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;


     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs, Inherited IRAs; and


     Please see "FEDERAL TAX MATTERS" for a detailed description of these plans.

     If you are considering a Qualified Policy, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Internal Revenue Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the policies are designed to provide for certain payment guarantees and features other than tax deferral that may not be available in other investments. They include:

     (1) a Fixed Account option, which features a guaranteed fixed interest rate;

     (2) a death benefit that is payable should you die while the policy is in force, which is reset every year (or longer if required by state law) and is guaranteed to be at least the amount of your premium payments, less any partial withdrawals;

     (3) the option for your Beneficiary to receive a guaranteed amount of monthly income for his or her lifetime should you die prior to the Annuity Commencement Date;

     (4) the option to receive a guaranteed amount of monthly income for life;
         and

     (5) the option for your spouse to continue the policy upon your death prior to the Annuity Commencement Date if your spouse is named the sole Beneficiary.


These features are explained in detail in this Prospectus. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS


     You can purchase a policy by completing an application. The application is sent to us with your initial premium payment. If the application is complete and accurate, and we have received all other information necessary to process the application, we will credit the initial premium payment within two Business Days after receipt to the Allocation Alternatives you have selected. If we cannot credit the initial premium payment within five Business Days after we receive it because the application is incomplete or inaccurate, we will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, we will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Our rules generally require that only one policy owner be named. However, there are exceptions to these rules, such as when the application is related to certain exchanges of inforce annuities in accordance with Internal Revenue Service Code Section 1035.



     We credit subsequent premium payments to the policy at the close of the Business Day on which they are received by NYLIAC. You are encouraged to send subsequent premium payments directly as indicated under "QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ACCESS VARIABLE ANNUITY--Question 16."


     You may allocate the initial premium payments, and thereafter, may maintain the Accumulation Value in up to 18 Investment Divisions plus the Fixed Account. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made. However, any change to the policy's allocations may not result in the Accumulation Value being allocated to more than 18 Investment Divisions plus the Fixed Account.

     Unless we permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $10,000 for Non-Qualified Policies. You may make additional premium payments of at least $1,000 or such lower amount as we may permit at any time or by any method NYLIAC makes available. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and any other method agreed to by us. You may make additional premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments we accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, we reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until you notify us to reinstate it, and we agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the date we receive the policy, without any deduction for premium taxes. This amount may be more or less than your premium payments. Otherwise, you will receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or
(ii) the Accumulation Value on the date we receive the policy, without any deduction for premium taxes. We will set forth the provision in your policy.

     ISSUE AGES

     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 90 (some states may have lower age limits). We will accept additional premium payments until either you or the Annuitant reaches the age of 90, unless we agree otherwise.

     For IRA, Roth IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 85 (0-80 for Inherited IRAs). We will accept additional premium payments until the Owner/Annuitant reaches the age of 85, unless otherwise limited by the terms of a particular plan or unless we agree otherwise.


     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. Except in connection with transfers made pursuant to Dollar Cost Averaging and Automatic Asset Reallocation, the minimum amount that you may transfer from one Investment Division to other Investment Divisions or to the Fixed Account, is $500. Except for the Dollar Cost Averaging and Automatic Asset Reallocation options, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500 after you make a transfer, we will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $500 for each Investment Division. Transfers into the Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNT.")

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with Dollar Cost Averaging or Automatic Asset Reallocation will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in certain situations. (See "THE FIXED ACCOUNT.")


     You can request a transfer in four ways:



     - submit your request in writing on a form we approve to the VPSC at the addresses listed in Question 16 of this prospectus (or any other address we indicate to you in writing);



     - use the IVR at 800-598-2019;



     - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 8:00 a.m. and 6:00 p.m. (Eastern Time); or



     - make your request through the VSC.



     For more details, see "VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM."



     We will make transfers from the Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which we receive the transfer request, (see "Delay of Payments").



     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.



     (a) Limits on Transfers.



     Your right to make transfers under the policy is subject to modification if we determine, in our sole opinion, that the exercise of that right will disadvantage or potentially hurt the rights or interests of other policy owners. Any modification could be applied to transfers to or from some or all of the Investment Divisions and could include, but not be limited to, not accepting a transfer request from any person, asset allocation and/or market timing services made on behalf of policy owners and/or limiting the amount that may be transferred into or out of any Investment Division at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the actual or potential disadvantage of other policy owners.



     Currently, we reserve the right to reject, without prior notice, transfer requests into or out of any Investment Division if the amount of the request (either alone or when combined with amounts from other policies owned by or under the control of the same individual or entity) would exceed $5 million of the corresponding portfolio's total assets.



     In addition, orders for the purchase of portfolio shares are subject to acceptance by the relevant Fund. We reserve the right to reject, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding portfolio is not accepted by the Fund for any reason.



VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM



     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. The VSC and IVR are not available to corporate policy owners or trusts that own policies.

     To enable you to access the VSC and IVR, you will automatically receive a Personal Identification Number (PIN). With your Social Security Number, the PIN will give you access to both the VSC on our corporate website, www.newyorklife.com, and the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because our self-service options will be available to anyone who provides your Social Security number and your PIN; we will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.



     As described herein, we will use reasonable procedures to make sure that the instructions we receive through the VSC and IVR are genuine. We are not responsible for any loss, cost or expense for any actions we take based on instructions received through IVR or VSC which we believe are genuine. We will confirm all transactions in writing.



     Service requests are binding on all owners if the policy is jointly owned. Transfer requests received after 4:00 p.m. (Eastern Time) will be priced as of the next Business Day.



     Availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while service is unavailable.



     VSC



     The VSC is open Monday through Saturday, from 7 a.m. until 10 p.m. (Eastern
Time).



     The VSC enables you to:



        -- email your registered representative or the VPSC;



        -- obtain current policy values;



        -- transfer assets between investment options;



        -- change the allocation of future premium payments;



        -- change your address; and



        -- obtain service forms.



     IVR



     The IVR is available 24 hours a day, seven days a week. We record all calls.



     The IVR enables you to:



        -- obtain current policy values;



        -- transfer assets between investment options;



        -- change the allocation of future premium payments; and



        -- speak with one of our Customer Service Representatives on Business
          Days, between the hours of 8:00 a.m. to 6:00 p.m. (Eastern Time).



     You may authorize a third party to have access through a Customer Service Representative in the IVR to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a telephone request form. The Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The
Policies -- Transfers" for information on how to transfer assets between Investment Divisions.



     Faxed requests are not acceptable and will not be honored at any time.


     DOLLAR COST AVERAGING PROGRAM


     The main objective of Dollar Cost Averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     We have set forth an example of how dollar cost averaging works. In the example, we have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Growth Equity Investment Division each month. Assuming the Accumulation Unit Values below, you would purchase the following number of Accumulation Units:


                AMOUNT            ACCUMULATION         ACCUMULATION UNITS
              TRANSFERRED         MUNIT VALUE              PURCHASED
  1              $100                $10.00                  10.00
  2              $100                $ 8.00                  12.50
  3              $100                $12.50                   8.00
  4              $100                $ 7.50                  13.33
Total            $400                $38.00                  43.83

                  The average unit price is calculated as follows:

   Total share price           $38.00
-----------------------     =  ------    =  $9.50
    Number of months             4

                   The average unit cost is calculated as follows:

  Total amount transferred         $400.00
----------------------------    =  -------    =  $9.13
   Total units purchased            43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.


     The Dollar Cost Averaging option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.



     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. We will not process a Dollar Cost Averaging transfer unless we receive a written request at the VPSC at the address listed in Question 16 of this prospectus. We must receive this request at least five Business Days before the date the transfers are scheduled to begin. If we do not receive the request within the five Business Days, the Dollar Cost Averaging transfer will commence on the day requested in the following month.



     You may cancel the Dollar Cost Averaging option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as we may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.


     AUTOMATIC ASSET REALLOCATION


     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur. We will not process an Automatic Asset Reallocation transfer unless we receive a written request at the VPSC at the addresses listed in the response to Question 16 of this prospectus. We must receive this request at least five Business Days before the date the transfers are scheduled to begin. If we do not receive the request within the five Business Days, the Automatic Asset Reallocation transfer will commence on the day requested in the following month. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under this option. You may not elect the Automatic Asset Reallocation option if you have selected the Dollar Cost Averaging option.



     You can cancel the Automatic Asset Reallocation option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as we may determine.


     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $100 (or such lower amount as we may permit). We will allocate the initial premium payment to the Allocation Alternative you have specified within two Business Days after receipt. We will allocate additional premium payments to the Allocation Alternatives at the close of the Business Day on which they are deposited by NYLIAC.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units we credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division on the day we are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units we credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how we value the Accumulation Units.


     RIDERS



     We include two Riders under the policy. The EBB Rider is available for an additional charge. The Enhanced Spousal Continuance Rider is available at no additional charge if the EBB Rider is elected. The Riders are only available in those states where they have been approved.



     (a) Enhanced Beneficiary Benefit Rider (optional)



     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. THE EBB RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you, or the Annuitant (if you are not the Annuitant), die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.



     While this Rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND
DEDUCTIONS -- Enhanced Beneficiary Benefit Rider Charge.")



     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date we receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:



              AGE OF OLDEST OWNER                                     RANGE OF
                  OR ANNUITANT                                 APPLICABLE PERCENTAGES
              -------------------                              ----------------------
70 OR YOUNGER                                     NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                                NOT LESS THAN 20% NOR GREATER THAN 40%



     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.



     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.



     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that we receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.



     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your registered representative for further details.



     There will be no payment under the EBB Rider if on the date we calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (see "THE POLICIES -- Riders -- Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in THE POLICIES -- Riders -- Enhanced Spousal Continuance Rider, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date we receive due proof of death and all other requirements), to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Below is an example of how the benefit of this Rider may be realized and how withdrawals impact the benefit under this Rider. In this example, we assume the following:



     1.The rider is elected at the time of application;



     2.You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);



     3.A withdrawal of $20,000 is made in the fourth Policy Year;



     4.Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);



     5.You (or the Annuitant, if you are not the Annuitant) die in the fifth
       Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date we receive the necessary requirements to pay the death benefit; and



     6.The EBB Rider percentage equals 50%.



     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):



          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000



     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):



              Adjusted Premium Payments = $200,000 - $16,000 = $184,000



     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):



                        Gain = $250,000 - $184,000 = $66,000



     Finally, the EBB amount is calculated (Gain multiplied by the applicable EBB rider percentage):



                            EBB = $66,000 X 50% = $33,000



     In this example, the EBB is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.



     (b) Enhanced Spousal Continuance Rider (optional)



     If you elect the EBB Rider at the time of application, your policy will, subject to state availability, also include the ESC Rider at no charge. The ESC Rider will not be included on policies sold in connection with Section 403(b) tax-sheltered annuities or Section 457 deferred compensation plans.



     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date we receive due proof of death and all necessary requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless we notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.



     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.



     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     POLICY OWNER INQUIRIES



     Your inquiries and written requests for service must be addressed to NYLIAC. (See "QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ACCESS VARIABLE ANNUITY--Question 16.") Facsimile requests for service will not be accepted or processed. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. To correct an error, we must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question.


     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Please review this report carefully. IF YOU BELIEVE IT CONTAINS AN ERROR, PLEASE NOTIFY US IMMEDIATELY. TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.

                             CHARGES AND DEDUCTIONS

     THERE ARE NO SURRENDER OR WITHDRAWAL CHARGES UNDER THE POLICIES.

     SEPARATE ACCOUNT CHARGE

     Prior to the Annuity Commencement Date, we deduct a daily charge from the assets of the Separate Account to compensate us for certain mortality and expense risks we assume under the policies and for providing policy administration services. On an annual basis, the charge equals 1.55% of the average net asset value of the Separate Account. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charge is more than sufficient, we will add any excess to our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services.

     POLICY SERVICE CHARGE

     We deduct an annual $40 policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $50,000. We deduct the annual policy service charge from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     TRANSFER FEES


     We do not impose any fee on the first 12 transfers in any Policy Year. However, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 transfers per Policy Year. Transfers made under Dollar Cost Averaging or Automatic Asset Reallocation do not count toward this transfer limit.


     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, we may reduce the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to our rules in effect when an application or enrollment for a policy is approved. We may change these rules from time to time. Any variation in the policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described in this section) in several states. At present, these taxes are not significant. If they increase, however, NYLIAC may make charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

     FUND CHARGES

     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or statement of additional information.


     ENHANCED BENEFICIARY BENEFIT RIDER CHARGE (OPTIONAL)



     If you elect the EBB Rider (in jurisdictions where available), we will deduct a charge on the first Business Day of each policy quarter that the Rider is in effect based on the Accumulation Value as of that date. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable quarter.



     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage we are currently charging before you elect this Rider.


                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS


     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request that is acceptable to NYLIAC. Fax transmissions are not acceptable and will not be honored at any time. These forms must be mailed to us at the addresses given in Question 16. The amount available for withdrawal is the Accumulation Value at the end of the Business Day during which we receive the written withdrawal request, less any outstanding premium taxes which we may deduct, and policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER YOUR POLICY--Delay of Payments.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct any state premium tax, if applicable, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER YOUR POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless we agree otherwise. We will withdraw the amount from the Allocation Alternatives in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives, we will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the requested partial withdrawal is greater than the value in any of the Allocation Alternatives from which the partial withdrawal is being made, we will pay the entire value of that Allocation Alternative to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.

     (c) Periodic Partial Withdrawals


     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (except on the 29th, 30th or 31st of a month). We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). We will not process a Periodic Partial Withdrawal unless we receive a written request at the Variable Products Service Center at the addresses listed in Question 16 of this prospectus. If we do not receive the request within the five business days, the Periodic Partial Withdrawal will commence on the day requested in the following month. You must specify the Investment Divisions and/or the Fixed Account from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.") If you do not specify otherwise, we will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account.


     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION


     For IRAs and IRA SEPs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policy owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.


     OUR RIGHT TO CANCEL

     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals are less than $2,000, we reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If we agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if we agree to it, provided that we receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.


     DEATH BEFORE ANNUITY COMMENCEMENT



     If you or the Annuitant dies prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment. That amount will be the greater of:



     (a) the Accumulation Value; or



     (b)the sum of all premium payments made, less any partial withdrawals, less any rider charges; or



     (c)the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary, less "proportional withdrawals" made and rider charges paid since the most recent Reset Anniversary.



     We recalculate the reset value, with respect to any policy, every year from the Policy Date ("Reset Anniversary") until you or the Annuitant reaches age 80. On the first Policy Anniversary, we calculate the reset value by comparing (a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on the greater of (a) the Accumulation Value on that Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals made and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.



     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premiums payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed during the first policy year, less any rider charges; or b) the Reset Value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary in the second and subsequent policy years, less any rider charges.



     We have set forth below an example of how the death benefit is calculated annually. In this example, we have assumed the following:



     (1)you purchase a policy with a $200,000 premium payment;



     (2)the Accumulation Value immediately preceding the withdrawal is $250,000;



     (3)a $20,000 withdrawal is made after the second Policy Anniversary;



     (4)the Accumulation Value is $220,000 on the last Policy Anniversary (Reset Anniversary); and



     (5)you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.

     The death benefit is the greater of:

                       (a)  Accumulation Value: $175,000
                       (b)  Premium payments less any partial withdrawals: $180,000 ($200,000 - $20,000); or
                       (c)  Reset value - the greater of:a) Current Accumulation Value - $175,000; and
                                                               b) Last Reset Value, plus premiums, less withdrawals.
                                                               That is:
                                                               $220,000 + $0 - (($20,000/$250,000)($220,000))
                                                               =$220,000 - (0.08)($220,000)
                                                               =$220,000 - $17,600
                                                               =$202,400



     In this example, your Beneficiary(ies) would receive $202,400.



     The formula guarantees that the amount we pay will at least equal the sum of all premium payments less any partial withdrawals, less any rider charges)" independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount.


     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives us the information that we need. If such an election is properly made, we will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policy owner and Annuitant; or

          (ii) under another Income Payment option we may offer at the time. Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policy owner's death (as determined for federal tax purposes), and must begin within one year after the policy owner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.")

     If your spouse is the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policy owner and,
(b) if you were the Annuitant, as the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options


     We will make Income Payments under the Life Income Payment Option or under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. If the Life Income Payment Option is not chosen, you may change the Income Payment option or request any other method of payment we agree to at any time before the Annuity Commencement Date. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, we may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.

     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of sex, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Other Methods of Payment

     If NYLIAC agrees, you (or the Beneficiary upon the death of you or the Annuitant prior to the Annuity Commencement Date) may choose to have Income Payments made under some other method of payment or in a lump sum.

     (c) Proof of Survivorship

     We may require satisfactory proof of survival from time to time before we pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request unless:

          1. The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, or trading on the NYSE is otherwise restricted;

          2. An emergency exists as defined by the Securities and Exchange Commission ("SEC");

          3. The SEC permits a delay for the protection of security holders; or

          4. The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

     For the same reasons, we will delay transfers from the Separate Account to the Fixed Account.

     We may also delay payments of any amount due from the Fixed Account. When permitted by law, we may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

     DESIGNATION OF BENEFICIARY

     You may name, in a written form acceptable to us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policy owner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policy owner's estate.


     RESTRICTIONS UNDER INTERNAL REVENUE CODE SECTION 403(b)(11)


     With respect to 403(b) Tax Sheltered Annuities, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.


     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

                               THE FIXED ACCOUNT


     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Furthermore, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least 3% to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. We will set an interest rate in advance periodically. All premium payments allocated to, or amounts transferred to, the Fixed Account will receive the rate in effect for the period during which the allocation or transfer is made, until the end of the Policy Year. Thereafter, the rate applicable to those amounts will change on each Policy Anniversary. The new rate will be the rate in effect on the date on which the Policy Anniversary occurs.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the Fixed Accumulation Value, unless we agree otherwise. Additionally, the remaining value in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which we credit interest on monies remaining in the Fixed Account.

     You may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "THE
POLICIES--Procedures for Telephone Transactions.")

     We will deduct partial withdrawals from the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policy owner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policy owner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policy owner's Accumulation Value over the policy owner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under
Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from qualified retirement plans under Section 401(a) and from qualified annuities and Tax Sheltered Annuities under Section 403(b).

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policy owner's or Annuitant's death or disability, or (3) received in substantially equal installments paid at least annually as a life annuity. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policy owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policy owner. Accordingly, a policy owner should consult a competent tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policy owner, may result in certain income or gift tax consequences to the policy owner. A policy owner contemplating any transfer or assignment of a policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED PLANS

     The Qualified Policies are designed for use with several types of tax qualified plans. The tax rules applicable to participants and beneficiaries in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about use of the policies with the various types of qualified plans. Policy owners and participants under qualified plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of policies for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the policy.

          (a) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP." Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.


          (e) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.



          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.


                          DISTRIBUTOR OF THE POLICIES


     NYLIFE Distributors Inc. ("NYLIFE Distributors"), 169 Lackawanna Avenue, Parsippany, New Jersey 07054, is the principal underwriter and the distributor of the policies. It is an indirect wholly-owned subsidiary of New York Life. The maximum commission paid to broker-dealers who have entered into dealer agreements with

NYLIFE Distributors is not expected to exceed 6.25%. A portion of this amount is paid as commissions to registered representatives.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
  MainStay VP Cash Management Investment Division...........    2
  MainStay VP Government, MainStay VP High Yield Corporate
     Bond and MainStay VP Bond Investment Division Yields...    3
  Average Annual Total Return...............................    3
ANNUITY PAYMENTS............................................    4
GENERAL MATTERS.............................................    4
FEDERAL TAX MATTERS.........................................    5
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    5
  Tax Status of the Policies................................    5
DISTRIBUTOR OF THE POLICIES.................................    6
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    6
STATE REGULATION............................................    6
RECORDS AND REPORTS.........................................    6
LEGAL PROCEEDINGS...........................................    6
EXPERTS.....................................................    7
OTHER INFORMATION...........................................    7
FINANCIAL STATEMENTS........................................  F-1

 How to obtain a LifeStages(R) Access Variable Annuity Statement of Additional
                                  Information.

               Call (800) 598-2019 or send this request form to:

                    NYLIAC Variable Products Service Center
                    Madison Square Station
                    P.O. Box 922
                    New York, NY 10159

--------------------------------------------------------------------------------


 Please send me a LifeStages(R)Access Variable Annuity Statement of Additional
                         Information dated May 1, 2002:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2002
                                      FOR

                     LIFESTAGES(R) ACCESS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current LifeStages(R) Access Variable Annuity Prospectus. You should read the SAI in conjunction with the current LifeStages(R) Access Variable Annuity Prospectus dated May 1, 2002. You may obtain a copy of the Prospectus by calling 800-598-2019 or writing to NYLIAC Variable Products Service Center, Madison Square Station, P.O. Box 922, New York, NY 10159. Terms used but not defined in this SAI have the same meaning as in the current LifeStages(R) Access Variable Annuity Prospectus.

                               TABLE OF CONTENTS*

                                                              PAGE
                                                              ----
THE POLICIES (18)...........................................    2
     Valuation of Accumulation Units (24)...................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
     MainStay VP Cash Management Investment Division........    2
     MainStay VP Government, MainStay VP High Yield
       Corporate Bond and MainStay VP Bond Investment
       Division Yields......................................    3
     Average Annual Total Return............................    3
ANNUITY PAYMENTS............................................    4
GENERAL MATTERS.............................................    4
FEDERAL TAX MATTERS (33)....................................    5
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................    5
     Tax Status of the Policies.............................    5
DISTRIBUTOR OF THE POLICIES.................................    6
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    6
STATE REGULATION............................................    6
RECORDS AND REPORTS.........................................    6
LEGAL PROCEEDINGS...........................................    6
EXPERTS.....................................................    7
OTHER INFORMATION...........................................    7
FINANCIAL STATEMENTS........................................  F-1

------------
* (Numbers in parentheses refer to page numbers of corresponding sections of the current LifeStages(R) Access Variable Annuity Prospectus.)

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                   (a/b) - c

Where: a = the result of:

          (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

          (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

         c = a factor representing the charge deducted from the applicable
             Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.55% of the daily net asset value of the Separate Account. (See "Separate Account Charge" at page 27 of the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                      INVESTMENT PERFORMANCE CALCULATIONS

     MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION

     NYLIAC calculates the MainStay VP Cash Management Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the MainStay VP Cash Management Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the MainStay VP Cash Management Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the administration fee and the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the MainStay VP Cash Management Division will be lower than the yield for the MainStay VP Cash Management Portfolio.

     NYLIAC also calculates the effective yield of the MainStay VP Cash Management Investment Division for the same seven-day period on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The yield on amounts held in the MainStay VP Cash Management Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Cash Management Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the MainStay VP Cash

Management Portfolio, the types and quality of portfolio securities held by the MainStay VP Cash Management Portfolio, and its operating expenses.

    MAINSTAY VP GOVERNMENT, MAINSTAY VP HIGH YIELD CORPORATE BOND AND MAINSTAY VP BOND INVESTMENT DIVISION YIELDS

     The current annualized yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions refers to the income generated by these Investment Divisions over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. We compute the yield by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

----                        YIELD = 2[(a-b+1)(6)-1]
                                                                  cd

Where: a = net investment income earned during the period by the Portfolio attributable to shares owned by the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division.

         b = expenses accrued for the period (net of reimbursements).

         c = the average daily number of accumulation units outstanding during the period.

         d = the maximum offering price per accumulation unit on the last day of the period.

     Accrued expenses will include all recurring fees that are charged to all policy owner accounts.

     Because of the charges and deductions imposed by the Separate Account the yield for the Investment Divisions will be lower than the yield for the corresponding Portfolio of the Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Portfolios of the Fund and their operating expenses.

     AVERAGE ANNUAL TOTAL RETURN. Average annual total return quotations for the Investment Divisions are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1+T)(n) = ERV

Where: P = a hypothetical initial payment of $1,000.

         T = average annual total return.

         n = number of years.

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period or the inception date, at the end of the one, five or ten-year period (or fractional portion thereof).

     All total return figures are prepared under methods the SEC requires when advertising performance information. For periods beginning on or after the dates when the Investment Divisions started operations, the average annual total return figures may be referred to as "standardized" performance. For periods before the dates when the Investment Divisions started operations, the figures are considered "non-standardized".

     Performance data for the Investment Divisions may be compared, in advertisements, sales literature and reports to shareholders, to: (i) the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indexes; and (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

     Reports and promotional literature may also contain the ratings New York Life and NYLIAC have received from independent rating agencies. New York Life and NYLIAC are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies for financial strength and stability: A.M. Best, Fitch, Moody's and Standard and Poor's. However, neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, we will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR SEX. If the Annuitant's stated age and/or sex in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and sex. Sex is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments--Election of Income Payment Options" at page 31 of the Prospectus.) If we made payments based on incorrect age or sex, we will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made, unless required otherwise by state law.

     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General" at page 33 of the Prospectus.)

     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policy owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policy owner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policy owner's death; and (b) if any policy owner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policy owner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policy owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policy owner's surviving spouse, the Policy may be continued with the surviving spouse as the new policy owner. If the policy owner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                          DISTRIBUTOR OF THE POLICIES

     NYLIFE Distributors Inc. ("NYLIFE Distributors"), is the principal underwriter and the distributor of the policies. It is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. NYLIFE Distributors is an indirect wholly-owned subsidiary of New York Life. The maximum commission paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is not expected to exceed 6.25%. A portion of this amount is paid as commissions to registered representatives.

     For the years ending December 31, 2000 and 2001, NYLIAC paid commissions of $1,215,948 and $660,948 respectively, none of which was retained by NYLIFE Distributors.

     The policies are sold and premium payments are accepted on a continuous basis.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation.

                               LEGAL PROCEEDINGS

     NYLIAC is a defendant in individual lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, and/or other operations, including actions involving retail sales practices. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                                    EXPERTS

     The balance sheet of NYLIAC as of December 31, 2001 and 2000 and the statements of income, of stockholder's equity and of cash flows for the three years in the period ended December 31, 2001 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

     The Separate Account statement of assets and liabilities as of December 31, 2001 and the statement of operations, statement of changes in net assets and the financial highlights for each of the periods indicated in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

Series I Policies:         LifeStages(R) Variable Annuity
                           LifeStages(R) Flexible Premium Variable
                           Annuity
                           MainStay Plus Variable Annuity

Series II Policies:        LifeStages(R) Access Variable Annuity
                           MainStay Access Variable Annuity

Series III Policies:       LifeStages(R) Premium Plus Variable Annuity
                           MainStay Premium Plus Variable Annuity
                           AmSouth Premium Plus Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001


                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $568,441,308     $309,049,808     $155,818,927

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................      2,163,680        1,144,303          569,011
                                                               ------------     ------------     ------------
      Total net assets......................................   $566,277,628     $307,905,505     $155,249,916
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $553,783,261     $260,067,316     $144,131,486
    Series II Policies......................................      1,333,308       16,214,187        1,733,429
    Series III Policies.....................................     11,161,059       31,624,002        9,385,001
                                                               ------------     ------------     ------------
      Total net assets......................................   $566,277,628     $307,905,505     $155,249,916
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      19.03     $       1.27     $      15.36
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       7.17     $       1.05     $       8.71
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       6.55     $       1.04     $       8.34
                                                               ============     ============     ============
Identified Cost of Investment...............................   $751,137,941     $309,048,956     $181,292,668
                                                               ============     ============     ============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 INDEXED         SMALL CAP          EQUITY
                                                                  EQUITY           GROWTH           INCOME
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $668,537,395     $ 13,287,615     $ 19,076,216

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................      2,522,102           36,005           57,224
                                                               ------------     ------------     ------------
      Total net assets......................................   $666,015,293     $ 13,251,610     $ 19,018,992
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $647,390,700     $  7,456,329     $ 12,587,672
    Series II Policies......................................      1,825,748          268,450          108,550
    Series III Policies.....................................     16,798,845          785,981        1,408,534
  Net assets retained in Separate Account by
    New York Life Insurance and Annuity Corporation.........             --        4,740,850        4,914,236
                                                               ------------     ------------     ------------
      Total net assets......................................   $666,015,293     $ 13,251,610     $ 19,018,992
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      21.39     $       9.48     $       9.83
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       8.14     $       9.76     $       9.78
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       7.92     $       9.47     $       9.96
                                                               ============     ============     ============
Identified Cost of Investment...............................   $749,085,680     $ 13,001,201     $ 18,629,696
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
     $126,291,942     $444,138,585     $ 21,276,365     $305,843,252     $226,432,009     $168,567,750     $378,199,072

          439,172        1,588,470           81,309        1,138,869          817,350          563,738        1,410,783
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $125,852,770     $442,550,115     $ 21,195,056     $304,704,383     $225,614,659     $168,004,012     $376,788,289
     ============     ============     ============     ============     ============     ============     ============
     $115,641,033     $426,004,364     $ 19,878,277     $296,703,933     $213,976,894     $158,984,492     $359,198,126
        1,420,016        1,427,891          254,207        2,443,711          801,837        1,100,018        1,763,098
        8,791,721       15,117,860        1,062,572        5,556,739       10,835,928        7,919,502       15,827,065
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $125,852,770     $442,550,115     $ 21,195,056     $304,704,383     $225,614,659     $168,004,012     $376,788,289
     ============     ============     ============     ============     ============     ============     ============
     $      13.94     $      15.09     $      12.94     $      17.52     $      18.64     $      14.02     $      21.84
     ============     ============     ============     ============     ============     ============     ============
     $      11.13     $       9.60     $       7.92     $       8.09     $      10.92     $      11.43     $       7.65
     ============     ============     ============     ============     ============     ============     ============
     $      11.01     $       9.44     $       7.95     $       7.75     $      10.44     $      11.21     $       7.70
     ============     ============     ============     ============     ============     ============     ============
     $127,009,415     $580,351,867     $ 24,565,999     $340,184,962     $234,324,585     $171,448,301     $464,913,696
     ============     ============     ============     ============     ============     ============     ============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP      MAINSTAY VP        CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP          MID CAP           INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
        GROWTH            CORE           & GROWTH          VALUE            EQUITY           GROWTH       CAPITALIZATION
    -----------------------------------------------------------------------------------------------------------------
     $  8,219,009     $  7,123,684     $ 57,604,706     $ 49,427,020     $142,866,247     $ 26,723,531     $ 72,412,983

           25,120           23,752          216,136          179,924          562,959          103,032          292,517
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $  8,193,889     $  7,099,932     $ 57,388,570     $ 49,247,096     $142,303,288     $ 26,620,499     $ 72,120,466
     ============     ============     ============     ============     ============     ============     ============
     $  3,227,099     $  2,184,461     $ 45,929,994     $ 34,068,783     $132,751,453     $ 16,990,378     $ 66,444,764
           55,449               --           70,876          335,503          536,818           52,472          513,754
          365,009          240,981        1,388,326        4,231,302        9,015,017          905,810        5,161,948
        4,546,332        4,674,490        9,999,374       10,611,508               --        8,671,839               --
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $  8,193,889     $  7,099,932     $ 57,388,570     $ 49,247,096     $142,303,288     $ 26,620,499     $ 72,120,466
     ============     ============     ============     ============     ============     ============     ============
     $       9.09     $       9.35     $      10.00     $      10.61     $      13.92     $       8.67     $       8.45
     ============     ============     ============     ============     ============     ============     ============
     $      11.65     $      10.00     $       8.29     $       9.86     $       7.81     $       8.33     $       5.94
     ============     ============     ============     ============     ============     ============     ============
     $       9.30     $       9.74     $       8.15     $       9.74     $       6.68     $       8.38     $       5.51
     ============     ============     ============     ============     ============     ============     ============
     $  8,500,945     $  7,362,126     $ 62,669,420     $ 49,484,535     $204,660,718     $ 32,575,305     $ 79,258,902
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2001

                                                                                     FIDELITY              FIDELITY
                                                                 CALVERT                VIP                   VIP
                                                                 SOCIAL            CONTRAFUND(R)         EQUITY-INCOME
                                                                BALANCED          (INITIAL CLASS)       (INITIAL CLASS)
                                                              ---------------------------------------------------------
ASSETS:
  Investment at net asset value.............................  $ 29,543,812          $290,435,494          $188,917,261

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................       108,130             1,077,548               690,622
                                                              ------------          ------------          ------------
      Total net assets......................................  $ 29,435,682          $289,357,946          $188,226,639
                                                              ============          ============          ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................  $ 27,380,164          $279,421,673          $175,540,670
    Series II Policies......................................        98,122               882,593               529,025
    Series III Policies.....................................     1,957,396             9,053,680            12,156,944
                                                              ------------          ------------          ------------
      Total net assets......................................  $ 29,435,682          $289,357,946          $188,226,639
                                                              ============          ============          ============
    Series I variable accumulation unit value...............  $      16.41          $      16.28          $      15.26
                                                              ============          ============          ============
    Series II variable accumulation unit value..............  $       8.57          $       8.58          $       9.97
                                                              ============          ============          ============
    Series III variable accumulation unit value.............  $       8.34          $       8.26          $       9.83
                                                              ============          ============          ============
Identified Cost of Investment...............................  $ 35,156,715          $343,592,143          $199,790,744
                                                              ============          ============          ============

                                                                                     VAN ECK
                                                              T. ROWE PRICE         WORLDWIDE            AMSOUTH
                                                                 EQUITY               HARD              ENHANCED
                                                                 INCOME              ASSETS              MARKET
                                                              -----------------------------------------------------
ASSETS:
  Investment at net asset value.............................  $ 96,425,702        $  3,791,173        $  1,115,699

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................       335,523              14,000               3,735
                                                              ------------        ------------        ------------
      Total net assets......................................  $ 96,090,179        $  3,777,173        $  1,111,964
                                                              ============        ============        ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................  $ 85,476,117        $  3,510,464        $         --
    Series II Policies......................................       901,720              28,768                  --
    Series III Policies.....................................     9,712,342             237,941           1,111,964
                                                              ------------        ------------        ------------
      Total net assets......................................  $ 96,090,179        $  3,777,173        $  1,111,964
                                                              ============        ============        ============
    Series I variable accumulation unit value...............  $      11.55        $       9.28        $         --
                                                              ============        ============        ============
    Series II variable accumulation unit value..............  $      11.07        $       9.24        $         --
                                                              ============        ============        ============
    Series III variable accumulation unit value.............  $      10.85        $       9.37        $       8.75
                                                              ============        ============        ============
Identified Cost of Investment...............................  $ 96,827,518        $  4,056,202        $  1,119,319
                                                              ============        ============        ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                    MORGAN STANLEY
                         JANUS ASPEN           MFS(R)                                                    UIF
      JANUS ASPEN           SERIES           INVESTORS                                                 EMERGING
         SERIES           WORLDWIDE            TRUST              MFS(R)             MFS(R)            MARKETS
        BALANCED            GROWTH             SERIES        RESEARCH SERIES    UTILITIES SERIES        EQUITY
    ---------------------------------------------------------------------------------------------------------------
      $638,222,829       $399,277,470       $ 34,467,065       $ 52,742,866       $    394,182       $ 31,558,061

         2,347,182          1,519,278            126,361            201,828                785            120,357
      ------------       ------------       ------------       ------------       ------------       ------------
      $635,875,647       $397,758,192       $ 34,340,704       $ 52,541,038       $    393,397       $ 31,437,704
      ============       ============       ============       ============       ============       ============
      $607,298,847       $385,522,931       $ 29,963,318       $ 46,895,784       $    134,772       $ 25,015,549
         2,538,163          1,111,235            231,093            376,307                375          5,827,730
        26,038,637         11,124,026          4,146,293          5,268,947            258,250            594,425
      ------------       ------------       ------------       ------------       ------------       ------------
      $635,875,647       $397,758,192       $ 34,340,704       $ 52,541,038       $    393,397       $ 31,437,704
      ============       ============       ============       ============       ============       ============
      $      18.48       $      16.36       $       9.07       $       9.66       $       8.83       $       7.89
      ============       ============       ============       ============       ============       ============
      $       9.61       $       7.00       $       8.07       $       6.87       $      10.43       $       5.72
      ============       ============       ============       ============       ============       ============
      $       9.06       $       6.43       $       7.94       $       6.58       $       8.35       $       6.64
      ============       ============       ============       ============       ============       ============
      $701,632,974       $552,509,514       $ 39,733,959       $ 74,608,865       $    401,797       $ 48,894,782
      ============       ============       ============       ============       ============       ============

                                                                DREYFUS IP      NEUBERGER BERMAN
        AMSOUTH                                                 TECHNOLOGY            AMT
     INTERNATIONAL         AMSOUTH            AMSOUTH             GROWTH            MID-CAP
         EQUITY           LARGE CAP           MID CAP        (INITIAL SHARES)        GROWTH
------------------------------------------------------------------------------------------------
      $    116,199       $  1,889,991       $    517,121       $  3,815,300       $    649,252

               457              6,733              1,946              8,663              1,351
      ------------       ------------       ------------       ------------       ------------
      $    115,742       $  1,883,258       $    515,175       $  3,806,637       $    647,901
      ============       ============       ============       ============       ============
      $         --       $         --       $         --       $  3,197,055       $    463,772
                --                 --                 --             22,969                538
           115,742          1,883,258            515,175            586,613            183,591
      ------------       ------------       ------------       ------------       ------------
      $    115,742       $  1,883,258       $    515,175       $  3,806,637       $    647,901
      ============       ============       ============       ============       ============
      $         --       $         --       $         --       $       9.84       $       9.64
      ============       ============       ============       ============       ============
      $         --       $         --       $         --       $      12.03       $       9.98
      ============       ============       ============       ============       ============
      $       8.16       $       8.72       $       7.38       $      10.03       $      10.05
      ============       ============       ============       ============       ============
      $    125,912       $  1,858,924       $    548,586       $  3,563,879       $    618,775
      ============       ============       ============       ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2001


                                                                MAINSTAY VP       MAINSTAY VP
                                                                  CAPITAL            CASH           MAINSTAY VP
                                                              APPRECIATION(A)    MANAGEMENT(A)    CONVERTIBLE(A)
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     553,870     $   8,771,105     $   5,564,428
  Mortality and expense risk and administrative charges.....      (8,613,948)       (3,517,406)       (1,995,839)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................      (8,060,078)        5,253,699         3,568,589
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     111,790,566       841,256,489        12,323,226
  Cost of investments sold..................................     (92,093,203)     (841,256,524)      (13,452,823)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............      19,697,363               (35)       (1,129,597)
  Realized gain distribution received.......................              --               825                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (199,254,900)            1,111        (8,063,968)
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................    (179,557,537)            1,901        (9,193,565)
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $(187,617,615)    $   5,255,600     $  (5,624,976)
                                                               =============     =============     =============


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                  INDEXED          SMALL CAP          EQUITY
                                                                  EQUITY           GROWTH(B)         INCOME(B)
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   6,969,673     $          --     $      93,864
  Mortality and expense risk and administrative charges.....      (9,673,891)          (49,757)          (79,835)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................      (2,704,218)          (49,757)           14,029
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      61,506,091           594,064           828,448
  Cost of investments sold..................................     (46,724,252)         (626,749)         (841,488)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............      14,781,839           (32,685)          (13,040)
  Realized gain distribution received.......................       6,998,998                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (124,392,572)          286,415           446,521
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................    (102,611,735)          253,730           433,481
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $(105,315,953)    $     203,973     $     447,510
                                                               =============     =============     =============

Not all investment divisions are available under all policies.
(a) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(b) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                        MAINSTAY VP       MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP        HIGH YIELD       INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
    GOVERNMENT(A)    CORPORATE BOND(A)       EQUITY         RETURN(A)         VALUE(A)         BOND(A)         EQUITY(A)
    -----------------------------------------------------------------------------------------------------------------------
    $   5,021,103      $  51,189,724     $     295,592    $   7,844,806    $   3,151,853    $   7,652,777    $   2,644,792
       (1,272,860)        (5,829,686)         (308,250)      (4,388,312)      (2,767,990)      (1,650,068)      (5,349,745)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
        3,748,243         45,360,038           (12,658)       3,456,494          383,863        6,002,709       (2,704,953)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
       11,859,467         30,658,430        60,291,719       25,517,524        8,333,213        6,664,195       43,414,484
      (12,069,683)       (40,584,091)      (62,715,428)     (22,217,915)      (7,971,430)      (6,754,437)     (43,515,129)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
         (210,216)        (9,925,661)       (2,423,709)       3,299,609          361,783          (90,242)        (100,645)
               --                 --            64,702          458,366        9,774,140               --               --
          117,370        (22,979,947)       (1,034,458)     (49,626,251)     (12,824,685)       1,937,501      (78,152,350)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
          (92,846)       (32,905,608)       (3,393,465)     (45,868,276)      (2,688,762)       1,847,259      (78,252,995)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
    $   3,655,397      $  12,454,430     $  (3,406,123)   $ (42,411,782)   $  (2,304,899)   $   7,849,968    $ (80,957,948)
    =============      =============     =============    =============    =============    =============    =============

                                          MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                            AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP        MAINSTAY VP         CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP            MID CAP            INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
      GROWTH(B)           CORE(B)         & GROWTH(A)        VALUE(A)        EQUITY(A)        GROWTH(A)      CAPITALIZATION
    -----------------------------------------------------------------------------------------------------------------------
    $          --      $      11,403     $     468,043    $     339,049    $          --    $          --    $      38,389
          (39,774)           (39,483)         (806,248)        (595,768)      (2,034,650)        (355,152)      (1,099,874)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
          (39,774)           (28,080)         (338,205)        (256,719)      (2,034,650)        (355,152)      (1,061,485)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
           42,186            101,804         5,983,837        2,515,102       21,612,407        4,729,741      319,839,573
          (49,585)          (113,192)       (5,959,118)      (2,441,346)     (26,582,873)      (4,605,734)    (359,223,826)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
           (7,399)           (11,388)           24,719           73,756       (4,970,466)         124,007      (39,384,253)
               --                 --                --        1,084,369               --               --               --
         (281,933)          (238,442)       (5,773,609)      (3,193,323)     (24,045,004)      (2,352,165)      10,366,014
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
         (289,332)          (249,830)       (5,748,890)      (2,035,198)     (29,015,470)      (2,228,158)     (29,018,239)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
    $    (329,106)     $    (277,910)    $  (6,087,095)   $  (2,291,917)   $ (31,050,120)   $  (2,583,310)   $ (30,079,724)
    =============      =============     =============    =============    =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2001

                                                                                                   FIDELITY
                                                                                 FIDELITY             VIP
                                                                 CALVERT            VIP             EQUITY-
                                                                 SOCIAL        CONTRAFUND(R)        INCOME
                                                                BALANCED      (INITIAL CLASS)   (INITIAL CLASS)
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  1,113,980     $   2,325,451     $   2,713,083
  Mortality and expense risk and administrative charges.....      (391,987)       (4,095,496)       (2,422,805)
                                                              -------------    -------------     -------------
      Net investment income (loss)..........................       721,993        (1,770,045)          290,278
                                                              -------------    -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     2,365,692        22,830,991        13,038,458
  Cost of investments sold..................................    (2,593,222)      (22,074,351)      (14,030,404)
                                                              -------------    -------------     -------------
      Net realized gain (loss) on investments...............      (227,530)          756,640          (991,946)
  Realized gain distribution received.......................       542,740         8,207,473         7,622,468
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (3,432,236)      (52,015,544)      (18,435,392)
                                                              -------------    -------------     -------------
      Net gain (loss) on investments........................    (3,117,026)      (43,051,431)      (11,804,870)
                                                              -------------    -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................  $ (2,395,033)    $ (44,821,476)    $ (11,514,592)
                                                              =============    =============     =============

                                                                                 VAN ECK
                                                              T. ROWE PRICE     WORLDWIDE        AMSOUTH
                                                                 EQUITY           HARD          ENHANCED
                                                                 INCOME          ASSETS         MARKET(A)
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  1,057,167    $     56,456    $         598
  Mortality and expense risk and administrative charges.....      (950,532)        (54,425)          (6,579)
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................       106,635           2,031           (5,981)
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     3,879,370       4,176,213            9,936
  Cost of investments sold..................................    (4,031,253)     (4,103,009)         (11,194)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............      (151,883)         73,204           (1,258)
  Realized gain distribution received.......................     1,394,154              71               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (1,334,107)       (588,213)          (3,620)
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................       (91,836)       (514,938)          (4,878)
                                                              -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
          from operations...................................  $     14,799    $   (512,907)   $     (10,859)
                                                              =============   =============   =============

Not all investment divisions are available under all policies.
(a) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(b) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                    MORGAN STANLEY
                         JANUS ASPEN           MFS(R)                                                    UIF
      JANUS ASPEN           SERIES           INVESTORS            MFS(R)             MFS(R)            EMERGING
         SERIES           WORLDWIDE            TRUST             RESEARCH          UTILITIES           MARKETS
      BALANCED(A)           GROWTH             SERIES           SERIES(A)          SERIES(B)          EQUITY(A)
    ---------------------------------------------------------------------------------------------------------------
     $  16,653,583      $   2,114,821      $     146,588      $       6,944      $          --      $          --
        (8,638,361)        (6,095,251)          (439,367)          (750,781)              (958)          (419,886)
     -------------      -------------      -------------      -------------      -------------      -------------
         8,015,222         (3,980,430)          (292,779)          (743,837)              (958)          (419,886)
     -------------      -------------      -------------      -------------      -------------      -------------
        31,654,402         50,404,034          3,237,578          9,952,290              4,209        316,847,031
       (24,639,898)       (46,466,956)        (3,550,180)       (12,530,865)            (4,801)      (316,347,013)
     -------------      -------------      -------------      -------------      -------------      -------------
         7,014,504          3,937,078           (312,602)        (2,578,575)              (592)           500,018
                --                 --            752,387          6,671,889                 --                 --
       (53,765,457)      (125,576,221)        (6,014,855)       (17,689,841)            (7,614)           129,236
     -------------      -------------      -------------      -------------      -------------      -------------
       (46,750,953)      (121,639,143)        (5,575,070)       (13,596,527)            (8,206)           629,254
     -------------      -------------      -------------      -------------      -------------      -------------
     $ (38,735,731)     $(125,619,573)     $  (5,867,849)     $ (14,340,364)     $      (9,164)     $     209,368
     =============      =============      =============      =============      =============      =============

                                                                 DREYFUS IP
        AMSOUTH                                                  TECHNOLOGY        NEUBERGER BERMAN
     INTERNATIONAL         AMSOUTH            AMSOUTH              GROWTH            AMT MID-CAP
       EQUITY(A)         LARGE CAP(A)        MID CAP(A)      (INITIAL SHARES)(B)      GROWTH(B)
    -----------------------------------------------------------------------------------------------
     $          --      $          --      $          --        $          --       $          --
              (925)           (11,188)            (3,736)              (9,124)             (1,406)
     -------------      -------------      -------------        -------------       -------------
              (925)           (11,188)            (3,736)              (9,124)             (1,406)
     -------------      -------------      -------------        -------------       -------------
               675             46,334                818              197,523              17,598
              (802)           (49,123)            (1,048)            (210,573)            (18,921)
     -------------      -------------      -------------        -------------       -------------
              (127)            (2,789)              (230)             (13,050)             (1,323)
                --                 --                 --                   --                  --
            (9,713)            31,067            (31,465)             251,418              30,477
     -------------      -------------      -------------        -------------       -------------
            (9,840)            28,278            (31,695)             238,368              29,154
     -------------      -------------      -------------        -------------       -------------
     $     (10,765)     $      17,090      $     (35,431)       $     229,244       $      27,748
     =============      =============      =============        =============       =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001
and December 31, 2000


                                                                MAINSTAY VP                     MAINSTAY VP
                                                           CAPITAL APPRECIATION               CASH MANAGEMENT
                                                       -----------------------------   -----------------------------
                                                          2001(B)         2000(A)         2001(B)         2000(A)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (8,060,078)  $ (10,602,340)  $   5,253,699   $   8,420,513
    Net realized gain (loss) on investments..........     19,697,363      25,100,430             (35)          1,001
    Realized gain distribution received..............             --      50,255,513             825              --
    Change in unrealized appreciation (depreciation)
      on investments.................................   (199,254,900)   (165,613,796)          1,111            (249)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................   (187,617,615)   (100,860,193)      5,255,600       8,421,265
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     48,764,262     111,319,611     115,572,144     733,667,989
    Policyowners' surrenders.........................    (37,140,495)    (34,544,718)    (33,746,398)    (20,222,444)
    Policyowners' annuity and death benefits.........     (4,477,315)     (4,586,371)     (2,777,629)     (2,226,423)
    Net transfers from (to) Fixed Account............     31,280,588      18,702,189      25,775,174      (3,940,505)
    Transfers between Investment Divisions...........    (36,654,158)    104,018,850      26,391,518    (838,452,951)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....             --              --              --              --
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............      1,772,882     194,909,561     131,214,809    (131,174,334)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        247,350         496,733         (22,924)        (31,510)
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............   (185,597,383)     94,546,101     136,447,485    (122,784,579)
NET ASSETS:
    Beginning of year................................    751,875,011     657,328,910     171,458,020     294,242,599
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 566,277,628   $ 751,875,011   $ 307,905,505   $ 171,458,020
                                                       =============   =============   =============   =============


                                                                MainStay VP                     MainStay VP
                                                           International Equity                Total Return
                                                       -----------------------------   -----------------------------
                                                           2001           2000(a)         2001(b)         2000(a)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     (12,658)  $    (159,518)  $   3,456,494   $   2,573,198
    Net realized gain (loss) on investments..........     (2,423,709)      1,432,834       3,299,609       2,236,321
    Realized gain distribution received..............         64,702       1,319,785         458,366      27,774,424
    Change in unrealized appreciation (depreciation)
      on investments.................................     (1,034,458)     (7,570,836)    (49,626,251)    (53,020,104)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     (3,406,123)     (4,977,735)    (42,411,782)    (20,436,161)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      1,637,861       2,723,634      24,120,215      39,597,773
    Policyowners' surrenders.........................       (952,640)     (1,153,047)    (19,179,525)    (16,123,878)
    Policyowners' annuity and death benefits.........       (207,511)       (176,519)     (2,789,716)     (2,585,778)
    Net transfers from (to) Fixed Account............      2,023,975       1,119,482      15,226,924       6,784,878
    Transfers between Investment Divisions...........     (1,923,946)      3,737,007     (12,181,398)     28,553,657
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............        577,739       6,250,557       5,196,500      56,226,652
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          6,175          15,804          33,777         117,458
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     (2,822,209)      1,288,626     (37,181,505)     35,907,949
NET ASSETS:
    Beginning of year................................     24,017,265      22,728,639     341,885,888     305,977,939
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  21,195,056   $  24,017,265   $ 304,704,383   $ 341,885,888
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series II and III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                                                             MAINSTAY VP
             MAINSTAY VP                     MAINSTAY VP                     HIGH YIELD
             CONVERTIBLE                     GOVERNMENT                    CORPORATE BOND
    -----------------------------   -----------------------------   -----------------------------
       2001(b)         2000(a)         2001(b)         2000(a)         2001(b)         2000(a)
    ---------------------------------------------------------------------------------------------
    $   3,568,589   $   3,097,598   $   3,748,243   $   2,811,167   $  45,360,038   $  45,067,565
       (1,129,597)      1,171,629        (210,216)     (1,358,534)     (9,925,661)     (2,805,144)
               --       8,506,734              --              --              --          18,304
       (8,063,968)    (24,166,144)        117,370       3,457,642     (22,979,947)    (71,659,164)
    -------------   -------------   -------------   -------------   -------------   -------------
       (5,624,976)    (11,390,183)      3,655,397       4,910,275      12,454,430     (29,378,439)
    -------------   -------------   -------------   -------------   -------------   -------------
       20,568,184      35,826,218      18,215,477       7,725,487      41,236,119      34,654,297
       (8,730,708)     (3,786,921)     (6,903,821)     (3,508,145)    (28,224,414)    (23,653,886)
       (1,256,654)     (1,014,467)       (587,901)       (368,014)     (5,487,895)     (4,519,386)
       29,547,519      10,625,948      14,823,488       2,374,856      23,393,433       4,296,836
         (953,011)     42,067,416      36,559,984     (11,015,259)     23,150,243      (6,403,431)
       (5,677,182)    (10,000,000)             --              --              --              --
    -------------   -------------   -------------   -------------   -------------   -------------
       33,498,148      73,718,194      62,107,227      (4,791,075)     54,067,486       4,374,430
    -------------   -------------   -------------   -------------   -------------   -------------
          (19,381)         33,834         (13,411)        (16,752)        (25,869)         65,335
    -------------   -------------   -------------   -------------   -------------   -------------
       27,853,791      62,361,845      65,749,213         102,448      66,496,047     (24,938,674)
      127,396,125      65,034,280      60,103,557      60,001,109     376,054,068     400,992,742
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 155,249,916   $ 127,396,125   $ 125,852,770   $  60,103,557   $ 442,550,115   $ 376,054,068
    =============   =============   =============   =============   =============   =============


             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
                VALUE                           BOND                        GROWTH EQUITY
    -----------------------------   -----------------------------   -----------------------------
       2001(b)         2000(a)         2001(b)         2000(a)         2001(b)         2000(a)
    ---------------------------------------------------------------------------------------------
    $     383,863   $      15,346   $   6,002,709   $   4,338,546   $  (2,704,953)  $  (2,996,696)
          361,783       1,972,003         (90,242)       (628,925)       (100,645)      3,535,546
        9,774,140       5,072,294              --              --              --      38,589,711
      (12,824,685)      8,725,818       1,937,501       2,831,475     (78,152,350)    (59,601,372)
    -------------   -------------   -------------   -------------   -------------   -------------
       (2,304,899)     15,785,461       7,849,968       6,541,096     (80,957,948)    (20,472,811)
    -------------   -------------   -------------   -------------   -------------   -------------
       27,030,064      10,319,353      19,177,542       5,472,326      36,935,798      64,316,841
      (10,834,343)     (9,385,090)     (7,267,424)     (4,394,982)    (21,064,604)    (16,395,828)
       (1,759,852)     (1,272,666)     (1,445,576)       (784,749)     (2,809,354)     (1,798,646)
       21,738,403       1,380,397      15,892,116       2,564,107      35,868,212      14,515,024
       22,755,024     (13,186,883)     47,742,242      (5,852,549)    (13,899,021)     65,007,661
    -------------   -------------   -------------   -------------   -------------   -------------
       58,929,296     (12,144,889)     74,098,900      (2,995,847)     35,031,031     125,645,052
    -------------   -------------   -------------   -------------   -------------   -------------
          (28,886)        (18,755)        (27,572)        (23,092)        113,227         157,041
    -------------   -------------   -------------   -------------   -------------   -------------
       56,595,511       3,621,817      81,921,296       3,522,157     (45,813,690)    105,329,282
      169,019,148     165,397,331      86,082,716      82,560,559     422,601,979     317,272,697
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 225,614,659   $ 169,019,148   $ 168,004,012   $  86,082,716   $ 376,788,289   $ 422,601,979
    =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2001
and December 31, 2000


                                                                                        MAINSTAY VP     MAINSTAY VP
                                                                MAINSTAY VP              SMALL CAP        EQUITY
                                                              INDEXED EQUITY              GROWTH          INCOME
                                                       -----------------------------   -------------   -------------
                                                           2001           2000(a)         2001(c)         2001(c)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (2,704,218)  $  (3,237,978)  $    (49,757)   $      14,029
    Net realized gain (loss) on investments..........     14,781,839       9,749,317        (32,685)         (13,040)
    Realized gain distribution received..............      6,998,998      14,116,026             --               --
    Change in unrealized appreciation (depreciation)
      on investments.................................   (124,392,572)   (106,168,978)       286,415          446,521
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................   (105,315,953)    (85,541,613)       203,973          447,510
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     49,283,835      87,989,207      2,065,855        3,456,428
    Policyowners' surrenders.........................    (39,897,427)    (33,770,454)       (93,246)        (170,727)
    Policyowners' annuity and death benefits.........     (5,988,184)     (5,347,452)           (95)          (2,227)
    Net transfers from (to) Fixed Account............     38,924,875      28,159,875        950,710        2,578,262
    Transfers between Investment Divisions...........    (29,451,263)     81,869,947      5,125,746        7,711,239
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....             --              --      5,000,000        5,000,000
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     12,871,836     158,901,123     13,048,970       18,572,975
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         37,902         361,322         (1,333)          (1,493)
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............    (92,406,215)     73,720,832     13,251,610       19,018,992
NET ASSETS:
    Beginning of year................................    758,421,508     684,700,676             --               --
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 666,015,293   $ 758,421,508   $ 13,251,610    $  19,018,992
                                                       =============   =============   =============   =============

                                                                MAINSTAY VP                        ALGER
                                                                LORD ABBETT                      AMERICAN
                                                                DEVELOPING                         SMALL
                                                                  GROWTH                      CAPITALIZATION
                                                       -----------------------------   -----------------------------
                                                          2001(b)         2000(a)          2001           2000(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (355,152)  $    (478,118)  $  (1,061,485)  $  (1,296,468)
    Net realized gain (loss) on investments..........        124,007         566,218     (39,384,253)    (41,988,748)
    Realized gain distribution received..............             --         943,627              --      34,726,123
    Change in unrealized appreciation (depreciation)
      on investments.................................     (2,352,165)     (8,512,850)     10,366,014     (27,682,001)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     (2,583,310)     (7,481,123)    (30,079,724)    (36,241,094)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      1,429,247       3,736,916       8,308,559      27,374,775
    Policyowners' surrenders.........................       (925,315)     (1,173,756)     (6,938,545)     (3,433,805)
    Policyowners' annuity and death benefits.........       (197,906)        (45,347)       (442,172)       (373,087)
    Net transfers from (to) Fixed Account............      1,277,592       1,523,807      11,036,302      11,298,510
    Transfers between Investment Divisions...........     (2,309,358)      6,271,420      (4,603,579)     44,204,440
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............       (725,740)     10,313,040       7,360,565      79,070,833
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (3,406)         29,293          43,117         106,785
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     (3,312,456)      2,861,210     (22,676,042)     42,936,524
NET ASSETS:
    Beginning of year................................     29,932,955      27,071,745      94,796,508      51,859,984
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  26,620,499   $  29,932,955   $  72,120,466   $  94,796,508
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series II and III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                             MAINSTAY VP                     MAINSTAY VP
                                                                               DREYFUS                       EAGLE ASSET
     MAINSTAY VP     MAINSTAY VP             MAINSTAY VP                        LARGE                        MANAGEMENT
       MID CAP         MID CAP            AMERICAN CENTURY                     COMPANY                         GROWTH
       GROWTH           CORE               INCOME & GROWTH                      VALUE                          EQUITY
    -------------   -------------   -----------------------------   -----------------------------   -----------------------------
       2001(C)         2001(C)         2001(B)         2000(A)         2001(B)         2000(A)         2001(B)         2000(A)
    -----------------------------------------------------------------------------------------------------------------------------
    $    (39,774)   $    (28,080)   $    (338,205)  $    (420,475)  $    (256,719)  $    (185,290)  $  (2,034,650)  $  (1,824,284)
          (7,399)        (11,388)          24,719         259,120          73,756         122,839      (4,970,466)      7,688,979
              --              --               --          88,249       1,084,369         615,857              --      15,711,265
        (281,933)       (238,442)      (5,773,609)     (7,348,735)     (3,193,323)      1,282,595     (24,045,004)    (53,995,450)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        (329,106)       (277,910)      (6,087,095)     (7,421,841)     (2,291,917)      1,836,001     (31,050,120)    (32,419,490)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       1,444,081         807,903        2,880,801       7,574,559       4,431,543       4,230,310      17,857,249      56,917,203
         (13,270)        (26,398)      (2,765,876)     (1,866,785)     (1,704,673)       (925,689)     (7,954,018)     (4,319,692)
              --              --         (616,401)       (185,365)       (363,242)       (319,276)       (843,385)       (578,460)
         776,372         491,164        4,697,305       4,727,285       8,071,316       2,556,929      27,838,244      15,876,356
       1,316,123       1,105,194       (1,535,328)      7,631,772       2,958,512       5,068,496     (21,803,324)     87,344,821
       5,000,000       5,000,000               --              --              --              --      (1,685,468)    (15,000,000)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       8,523,306       7,377,863        2,660,501      17,881,466      13,393,456      10,610,770      13,409,298     140,240,228
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
            (311)            (21)          (1,611)         29,647          (1,476)         (1,064)         11,401          96,937
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       8,193,889       7,099,932       (3,428,205)     10,489,272      11,100,063      12,445,707     (17,629,421)    107,917,675
              --              --       60,816,775      50,327,503      38,147,033      25,701,326     159,932,709      52,015,034
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  8,193,889    $  7,099,932    $  57,388,570   $  60,816,775   $  49,247,096   $  38,147,033   $ 142,303,288   $ 159,932,709
    =============   =============   =============   =============   =============   =============   =============   =============

                                              FIDELITY                        FIDELITY
               CALVERT                           VIP                             VIP                         JANUS ASPEN
               SOCIAL                       CONTRAFUND(R)                   EQUITY-INCOME                      SERIES
              BALANCED                     (INITIAL CLASS)                 (INITIAL CLASS)                    BALANCED
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2001           2000(a)          2001           2000(a)          2001           2000(a)         2001(b)         2000(a)
    -----------------------------------------------------------------------------------------------------------------------------
    $     721,993   $     135,980   $  (1,770,045)  $  (3,283,844)  $     290,278   $     246,478   $   8,015,222   $   7,635,454
         (227,530)         55,563         756,640       2,527,567        (991,946)      1,030,636       7,014,504         939,866
          542,740         813,413       8,207,473      32,205,119       7,622,468       8,082,585              --      44,689,221
       (3,432,236)     (2,265,814)    (52,015,544)    (56,999,558)    (18,435,392)      1,267,673     (53,765,457)    (74,511,518)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (2,395,033)     (1,260,858)    (44,821,476)    (25,550,716)    (11,514,592)     10,627,372     (38,735,731)    (21,246,977)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        3,188,471       4,494,907      20,708,009      46,270,381      20,221,481      17,665,558      58,493,388     117,758,343
       (1,678,884)     (1,057,669)    (15,195,570)    (12,902,569)     (9,776,105)     (6,681,888)    (35,937,935)    (21,229,768)
         (132,045)       (173,038)     (2,097,626)     (1,334,398)     (2,083,049)       (816,611)     (6,074,284)     (3,092,621)
        4,990,518       2,043,766      26,992,249      25,809,383      26,470,182       8,090,642      74,568,408      45,061,269
       (1,357,626)      4,278,613     (17,710,932)     43,697,704       5,361,000       6,691,225     (19,005,838)    147,098,302
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        5,010,434       9,586,579      12,696,130     101,540,501      40,193,509      24,948,926      72,043,739     285,595,525
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
              896           6,423          57,617         130,531            (118)        (10,400)           (446)         94,957
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        2,616,297       8,332,144     (32,067,729)     76,120,316      28,678,799      35,565,898      33,307,562     264,443,505
       26,819,385      18,487,241     321,425,675     245,305,359     159,547,840     123,981,942     602,568,085     338,124,580
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  29,435,682   $  26,819,385   $ 289,357,946   $ 321,425,675   $ 188,226,639   $ 159,547,840   $ 635,875,647   $ 602,568,085
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2001
and December 31, 2000

                                                                                                  MFS(R)
                                                            JANUS ASPEN SERIES                   INVESTORS
                                                             WORLDWIDE GROWTH                  TRUST SERIES
                                                       -----------------------------   -----------------------------
                                                           2001           2000(A)          2001           2000(A)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (3,980,430)  $  (4,583,321)  $    (292,779)  $    (241,238)
    Net realized gain (loss) on investments..........      3,937,078       2,919,298        (312,602)        174,748
    Realized gain distribution received..............             --      41,057,453         752,387         182,991
    Change in unrealized appreciation (depreciation)
      on investments.................................   (125,576,221)   (147,911,692)     (6,014,855)       (483,943)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................   (125,619,573)   (108,518,262)     (5,867,849)       (367,442)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     35,310,655     119,333,550       3,956,045       5,227,254
    Policyowners' surrenders.........................    (24,210,872)    (19,051,964)     (1,691,749)       (931,527)
    Policyowners' annuity and death benefits.........     (2,798,185)     (2,596,140)       (315,935)       (197,218)
    Net transfers from (to) Fixed Account............     42,740,447      36,925,717       8,532,352       3,457,791
    Transfers between Investment Divisions...........    (38,195,934)    154,207,110        (190,099)      3,983,700
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     12,846,111     288,818,273      10,290,614      11,540,000
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        170,553         367,196           7,670           5,342
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............   (112,602,909)    180,667,207       4,430,435      11,177,900
NET ASSETS:
    Beginning of year................................    510,361,101     329,693,894      29,910,269      18,732,369
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 397,758,192   $ 510,361,101   $  34,340,704   $  29,910,269
                                                       =============   =============   =============   =============

                                                                  VAN ECK
                                                                 WORLDWIDE                AMSOUTH         AMSOUTH
                                                                   HARD                  ENHANCED      INTERNATIONAL
                                                                  ASSETS                  MARKET          EQUITY
                                                       -----------------------------   -------------   -------------
                                                           2001           2000(A)         2001(B)         2001(B)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       2,031   $     (19,482)  $      (5,981)  $        (925)
    Net realized gain (loss) on investments..........         73,204          71,880          (1,258)           (127)
    Realized gain distribution received..............             71              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................       (588,213)        230,672          (3,620)         (9,713)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................       (512,907)        283,070         (10,859)        (10,765)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............        624,703         679,098         370,427          37,240
    Policyowners' surrenders.........................       (220,660)       (169,224)        (15,636)           (257)
    Policyowners' annuity and death benefits.........       (158,406)        (79,360)             --              --
    Net transfers from (to) Fixed Account............        499,311         245,403         739,076          89,241
    Transfers between Investment Divisions...........     (1,463,391)      1,983,406          28,991             260
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............       (718,443)      2,659,323       1,122,858         126,484
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............            627             (20)            (35)             23
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     (1,230,723)      2,942,373       1,111,964         115,742
NET ASSETS:
    Beginning of year................................      5,007,896       2,065,523              --              --
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $   3,777,173   $   5,007,896   $   1,111,964   $     115,742
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series II and III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       MFS(R)              MORGAN STANLEY                   T. ROWE PRICE
               MFS(R)                 UTILITIES         UIF EMERGING MARKETS                   EQUITY
           RESEARCH SERIES             SERIES                  EQUITY                          INCOME
    -----------------------------   -------------   -----------------------------   -----------------------------
       2001(B)         2000(A)         2001(C)         2001(B)         2000(A)          2001           2000(A)
-----------------------------------------------------------------------------------------------------------------
    $    (743,837)  $    (443,355)  $        (958)  $    (419,886)  $    (490,056)  $     106,635   $     213,118
       (2,578,575)        147,776            (592)        500,018         848,625        (151,883)        (45,639)
        6,671,889       1,404,903              --              --       4,991,556       1,394,154       2,070,066
      (17,689,841)     (6,283,009)         (7,614)        129,236     (23,965,687)     (1,334,107)      2,057,980
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (14,340,364)     (5,173,685)         (9,164)        209,368     (18,615,562)         14,799       4,295,525
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
        6,274,231      17,653,674         106,217       2,004,189       9,211,505      14,939,826       6,188,074
       (2,554,508)     (1,225,528)           (496)     (1,712,868)     (1,431,130)     (3,667,396)     (1,453,153)
         (478,208)       (217,255)             --        (150,065)       (139,645)       (567,683)       (175,568)
       13,960,004       8,587,290         167,782       2,439,885       2,708,654      18,561,014       3,456,556
       (2,853,894)     19,640,292         129,055        (166,737)     13,347,824      24,088,954       5,699,471
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
       14,347,625      44,438,473         402,558       2,414,404      23,697,208      53,354,715      13,715,380
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
           14,296          18,827               3             815          54,600          (7,183)         (7,068)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
           21,557      39,283,615         393,397       2,624,587       5,136,246      53,362,331      18,003,837
       52,519,481      13,235,866              --      28,813,117      23,676,871      42,727,848      24,724,011
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  52,541,038   $  52,519,481   $     393,397   $  31,437,704   $  28,813,117   $  96,090,179   $  42,727,848
    =============   =============   =============   =============   =============   =============   =============

                                       DREYFUS IP      NEUBERGER BERMAN
                                       TECHNOLOGY            AMT
       AMSOUTH         AMSOUTH           GROWTH            MID-CAP
      LARGE CAP        MID CAP      (INITIAL SHARES)        GROWTH
    -------------   -------------   ----------------   ----------------
       2001(B)         2001(B)          2001(C)            2001(C)
-----------------------------------------------------------------------
    $     (11,188)  $      (3,736)   $      (9,124)     $      (1,406)
           (2,789)           (230)         (13,050)            (1,323)
               --              --               --                 --
           31,067         (31,465)         251,418             30,477
    -------------   -------------    -------------      -------------
           17,090         (35,431)         229,244             27,748
    -------------   -------------    -------------      -------------
          367,533         220,473          873,736            137,432
          (16,802)         (2,885)         (25,538)            (5,977)
               --              --           (5,046)            (4,654)
        1,562,334         332,710          583,932            203,987
          (46,789)            294        2,150,667            289,409
    -------------   -------------    -------------      -------------
        1,866,276         550,592        3,577,751            620,197
    -------------   -------------    -------------      -------------
             (108)             14             (358)               (44)
    -------------   -------------    -------------      -------------
        1,883,258         515,175        3,806,637            647,901
               --              --               --                 --
    -------------   -------------    -------------      -------------
    $   1,883,258   $     515,175    $   3,806,637      $     647,901
    =============   =============    =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
    NYLIAC Variable Annuity Separate Account-III ("Separate Account" formerly, "LifeStages Annuity Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation
("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages()(R) Variable Annuity, LifeStages()(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages()(R) Access Variable Annuity and MainStay Access Variable Annuity), and Series III policies (LifeStages()(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity). This account was established to receive and invest premium payments under Non-Qualified and Tax Qualified Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in the shares of the MainStay VP Series Fund Inc., the Alger American Fund, the Calvert Variable Series, Inc. (formerly, "Acacia Capital Corporation"), the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Universal Institutional Funds, Inc. (formerly, "Morgan Stanley Dean Witter Universal Funds, Inc."), the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Variable Insurance Funds, the Dreyfus Investment Portfolios, and the Neuberger Berman Advisors Management Trust (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

  The following Investment Divisions, with their respective fund portfolios, are available for all LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity, LifeStages(R) Access Variable Annuity and LifeStages(R) Premium Plus Variable Annuity Policyholders to invest premium payments: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP Small Cap Growth, MainStay VP Equity Income, MainStay VP Mid Cap Growth, MainStay VP Mid Cap Core, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced (formerly, "Calvert Socially Responsible"), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Investors Trust Series (formerly, "MFS(R) Growth With Income Series"), MFS(R) Research Series, Morgan Stanley UIF Emerging Markets Equity (formerly, "Morgan Stanley Dean Witter Emerging Markets Equity"), T. Rowe Price Equity Income, Van Eck Worldwide Hard Assets, and Dreyfus IP Technology Growth (Initial Shares). Each Investment Division of the Separate Account will invest exclusively in the corresponding eligible portfolio.

  The following Investment Divisions, with their respective fund portfolios, are available for all MainStay Plus Variable Annuity, MainStay Access Variable Annuity and MainStay Premium Plus Variable Annuity Policyholders to invest premium payments: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP Small Cap Growth, MainStay VP Equity Income, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced (formerly, "Calvert Socially

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

Responsible"), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Investors Trust Series (formerly, "MFS(R) Growth With Income Series"), MFS(R) Research Series, MFS(R) Utilities Series, Morgan Stanley UIF Emerging Markets Equity (formerly "Morgan Stanley Dean Witter Emerging Markets Equity"), T. Rowe Price Equity Income, Van Eck Worldwide Hard Assets, Dreyfus IP Technology Growth (Initial Shares) and Neuberger Berman AMT Mid-Cap Growth. Each Investment Division of the Separate Account will invest exclusively in the corresponding eligible portfolio.

  The following Investment Divisions are available for AmSouth Premium Plus Variable Annuity policies: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Janus Aspen Series Balanced, MFS(R) Research Series, Morgan Stanley UIF Emerging Markets Equity (formerly, "Morgan Stanley Dean Witter Emerging Markets Equity"), AmSouth Enhanced Market, AmSouth International Equity, AmSouth Large Cap, and AmSouth Mid Cap. Each Investment Division of the Separate Account will invest exclusively in the corresponding eligible portfolio.

  For all policies within Series I, II, & III, initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For all policies, subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging Advantage Plan Accounts (where available) at the close of the Business Day they are received. In addition, for all policies, the Policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2001, the investments of the Separate Account are as follows:


                                                           MAINSTAY VP          MAINSTAY VP
                                                             CAPITAL               CASH             MAINSTAY VP
                                                           APPRECIATION         MANAGEMENT          CONVERTIBLE
                                                           ----------------------------------------------------
Number of shares.........................................      24,049             309,050              15,417
Identified cost..........................................    $751,138            $309,049            $181,293


                                                            MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                              INDEXED            SMALL CAP            EQUITY
                                                              EQUITY              GROWTH              INCOME
                                                            ---------------------------------------------------
Number of shares..........................................     28,895               1,392               1,937
Identified cost...........................................   $749,086            $ 13,001            $ 18,630

  Investment activity for the year ended December 31, 2001, was as follows:


                                                            MAINSTAY VP          MAINSTAY VP
                                                              CAPITAL               CASH             MAINSTAY VP
                                                            APPRECIATION         MANAGEMENT          CONVERTIBLE
                                                            ----------------------------------------------------
Purchases.................................................    $105,526            $978,271            $ 49,500
Proceeds from sales.......................................     111,791             841,256              12,323


                                                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                             INDEXED            SMALL CAP            EQUITY
                                                             EQUITY              GROWTH              INCOME
                                                           ---------------------------------------------------
Purchases................................................   $ 78,670            $ 13,628            $ 19,471
Proceeds from sales......................................     61,506                 594                 828

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
         12,206           54,929            2,114           18,322           14,752           12,858           18,921
       $127,009         $580,352         $ 24,566         $340,185         $234,325         $171,448         $464,914

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP        MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
        GROWTH        MID CAP CORE       & GROWTH          VALUE            EQUITY           GROWTH       CAPITALIZATION
    --------------------------------------------------------------------------------------------------------------------
            898              758            5,624            4,727           11,515            3,067            4,375
       $  8,501         $  7,362         $ 62,669         $ 49,485         $204,661         $ 32,575         $ 79,259


                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
       $ 77,950         $130,356         $ 60,928         $ 34,673         $ 77,615         $ 86,997         $ 75,878
         11,859           30,658           60,292           25,518            8,333            6,664           43,414

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP        MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
        GROWTH        MID CAP CORE       & GROWTH          VALUE            EQUITY           GROWTH       CAPITALIZATION
    --------------------------------------------------------------------------------------------------------------------
       $  8,551         $  7,475         $  8,318         $ 16,788         $ 33,031         $  3,649         $326,178
             42              102            5,984            2,515           21,612            4,730          319,840

--------------------------------------------------------------------------------

                                                 FIDELITY             FIDELITY                            JANUS ASPEN
                               CALVERT              VIP                 VIP             JANUS ASPEN         SERIES
                                SOCIAL         CONTRAFUND(R)       EQUITY-INCOME           SERIES          WORLDWIDE
                               BALANCED       (INITIAL CLASS)     (INITIAL CLASS)         BALANCED          GROWTH
                            ------------------------------------------------------------------------------------------
Number of shares..........       16,796             14,428               8,304              28,277           13,990
Identified cost...........     $ 35,157           $343,592            $199,791            $701,633         $552,510

                                                                                        DREYFUS IP         NEUBERGER
                               AMSOUTH                                                  TECHNOLOGY        BERMAN AMT
                            INTERNATIONAL        AMSOUTH            AMSOUTH               GROWTH            MID-CAP
                                EQUITY          LARGE CAP           MID CAP          (INITIAL SHARES)       GROWTH
                            ------------------------------------------------------------------------------------------
Number of shares..........           15              207                  68                  402                38
Identified cost...........     $    126         $  1,859            $    549             $  3,564          $    619

                                                 FIDELITY             FIDELITY                            JANUS ASPEN
                               CALVERT              VIP                 VIP             JANUS ASPEN         SERIES
                                SOCIAL         CONTRAFUND(R)       EQUITY-INCOME           SERIES          WORLDWIDE
                               BALANCED       (INITIAL CLASS)     (INITIAL CLASS)         BALANCED          GROWTH
                            ------------------------------------------------------------------------------------------
Purchases.................     $  8,661           $ 42,035            $ 61,291            $112,050         $ 59,292
Proceeds from sales.......        2,366             22,831              13,038              31,654           50,404

                                                                                        DREYFUS IP         NEUBERGER
                               AMSOUTH                                                  TECHNOLOGY        BERMAN AMT
                            INTERNATIONAL        AMSOUTH            AMSOUTH               GROWTH            MID-CAP
                                EQUITY          LARGE CAP           MID CAP          (INITIAL SHARES)       GROWTH
                            ------------------------------------------------------------------------------------------
Purchases.................     $    127         $  1,908            $    550             $  3,774          $    638
Proceeds from sales.......            1               46                   1                  198                18

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                       MORGAN STANLEY
        MFS(R)                                              UIF                             VAN ECK
      INVESTORS          MFS(R)           MFS(R)          EMERGING      T. ROWE PRICE      WORLDWIDE         AMSOUTH
        TRUST           RESEARCH        UTILITIES         MARKETS           EQUITY            HARD           ENHANCED
        SERIES           SERIES           SERIES           EQUITY           INCOME           ASSETS           MARKET
    --------------------------------------------------------------------------------------------------------------------
          2,012            3,683               25            4,760            5,030              355              128
       $ 39,734         $ 74,609         $    402         $ 48,895         $ 96,828         $  4,056         $  1,119

                                                       MORGAN STANLEY
        MFS(R)                                              UIF                             VAN ECK
      INVESTORS          MFS(R)           MFS(R)          EMERGING      T. ROWE PRICE      WORLDWIDE         AMSOUTH
        TRUST           RESEARCH        UTILITIES         MARKETS           EQUITY            HARD           ENHANCED
        SERIES           SERIES           SERIES           EQUITY           INCOME           ASSETS           MARKET
    --------------------------------------------------------------------------------------------------------------------
       $ 14,022         $ 30,286         $    407         $318,873         $ 58,924         $  3,458         $  1,131
          3,238            9,952                4          316,847            3,879            4,176               10

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

N
    YLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I and Series III policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn, this charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn, this charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity policies, which are also part of Series III, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn, this charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, Mainstay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity, there is a lower surrender charge. These charges are recorded as surrenders in the accompanying statements of changes in net assets.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity contracts which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies this charge is $40 per policy (may be lower in some states). For Series III policies, this charge is $30 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II and III policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, Series II, and Series III policies these charges are made daily at an annual rate of 1.40%, 1.55%, and 1.60%, respectively of the daily net asset value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

T
    he Separate Account does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 2001 and December 31, 2000, were as follows:


                                                                   MAINSTAY VP                           MAINSTAY VP
                                                              CAPITAL APPRECIATION                     CASH MANAGEMENT
                                                           ---------------------------           ---------------------------
                                                           2001(b)            2000(a)            2001(b)            2000(a)
                                                           -----------------------------------------------------------------
SERIES I POLICIES
Units issued (redeemed) on contributions by NYLIAC.....         --                  --                --                  --
Units issued on payments received from policyowners....      2,071               3,837            70,068             604,129
Units redeemed on surrenders...........................     (1,807)             (1,216)          (23,961)            (14,313)
Units redeemed on annuity and death benefits...........       (211)               (163)           (2,196)             (1,838)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................      1,127                 648             1,752              (3,589)
Units issued (redeemed) on transfers between Investment
  Divisions............................................     (1,874)              3,663            26,556            (700,084)
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................       (694)              6,769            72,219            (115,695)
Units outstanding, beginning of year...................     29,793              23,024           133,091             248,786
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................     29,099              29,793           205,310             133,091
                                                           ========           ========           ========           ========
SERIES II POLICIES
Units issued on payments received from policyowners....        109                 117            18,944               7,189
Units redeemed on surrenders...........................        (25)                 (5)           (2,737)             (2,874)
Units redeemed on annuity and death benefits...........         (1)                 --               (12)                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         --                  --               (40)                245
Units issued (redeemed) on transfers between Investment
  Divisions............................................        (20)                 11            (4,775)               (486)
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................         63                 123            11,380               4,074
Units outstanding, beginning of year...................        123                  --             4,074                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................        186                 123            15,454               4,074
                                                           ========           ========           ========           ========
SERIES III POLICIES
Units issued on payments received from policyowners....        563                 130             7,770               2,624
Units redeemed on surrenders...........................        (28)                 (1)             (738)                (58)
Units redeemed on annuity and death benefits...........        (10)                 --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................      1,080                  70            22,767                 122
Units issued (redeemed) on transfers between Investment
  Divisions............................................       (111)                 11            (2,009)               (102)
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................      1,494                 210            27,790               2,586
Units outstanding, beginning of year...................        210                  --             2,586                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................      1,704                 210            30,376               2,586
                                                           ========           ========           ========           ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                    MAINSTAY VP
        MAINSTAY VP           MAINSTAY VP           HIGH YIELD
        CONVERTIBLE           GOVERNMENT          CORPORATE BOND
    -------------------   -------------------   -------------------
    2001(b)    2000(a)    2001(b)    2000(a)    2001(b)    2000(a)
    ---------------------------------------------------------------
       (371)       (629)       --          --        --          --
      1,113       1,955     1,106         579     2,405       2,139
       (541)       (220)     (487)       (283)   (1,850)     (1,512)
        (71)        (60)      (42)        (30)     (353)       (289)
      1,473         625       676         187       928         266
        (91)      2,376     2,532        (953)    1,405        (420)
    --------   --------   --------   --------   --------   --------
      1,512       4,047     3,785        (500)    2,535         184
      7,873       3,826     4,508       5,008    25,693      25,509
    --------   --------   --------   --------   --------   --------
      9,385       7,873     8,293       4,508    28,228      25,693
    ========   ========   ========   ========   ========   ========
         86         163        84          21       102          89
        (16)         (2)       (6)         --       (39)         (3)
         (9)         --        (1)         --        (3)         --
        (12)         (8)       --          --        --          --
         --          (3)       24           6         4          (1)
    --------   --------   --------   --------   --------   --------
         49         150       101          27        64          85
        150          --        27          --        85          --
    --------   --------   --------   --------   --------   --------
        199         150       128          27       149          85
    ========   ========   ========   ========   ========   ========
        274          59       189           4       424          45
        (29)         --       (11)         --       (17)         --
        (10)         --        --          --       (17)         --
        799          16       505           1     1,011          17
         10           6       110          --       146          (8)
    --------   --------   --------   --------   --------   --------
      1,044          81       793           5     1,547          54
         81          --         5          --        54          --
    --------   --------   --------   --------   --------   --------
      1,125          81       798           5     1,601          54
    ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------



                                                                   MAINSTAY VP                           MAINSTAY VP
                                                              INTERNATIONAL EQUITY                      TOTAL RETURN
                                                           ---------------------------           ---------------------------
                                                             2001             2000(a)            2001(b)            2000(a)
                                                           -----------------------------------------------------------------
SERIES I POLICIES
Units issued on payments received from policyowners....         99                 155             1,232               1,727
Units redeemed on surrenders...........................        (71)                (68)           (1,065)               (765)
Units redeemed on annuity and death benefits...........         (9)                (11)             (148)               (123)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         74                  65               591                 316
Units issued (redeemed) on transfers between Investment
  Divisions............................................       (112)                211              (698)              1,363
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................        (19)                352               (88)              2,518
Units outstanding, beginning of year...................      1,556               1,204            17,027              14,509
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................      1,537               1,556            16,939              17,027
                                                           ========           ========           ========           ========
SERIES II POLICIES
Units issued on payments received from policyowners....         13                  13                43                 295
Units redeemed on surrenders...........................         --                  --                (4)                 --
Units redeemed on annuity and death benefits...........        (10)                 --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         --                  --               (10)                 --
Units issued (redeemed) on transfers between Investment
  Divisions............................................         11                   5               (24)                  2
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................         14                  18                 5                 297
Units outstanding, beginning of year...................         18                  --               297                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................         32                  18               302                 297
                                                           ========           ========           ========           ========
SERIES III POLICIES
Units issued on payments received from policyowners....         23                   4               152                  39
Units redeemed on surrenders...........................         (1)                 --               (17)                 --
Units redeemed on annuity and death benefits...........         (1)                 --               (13)                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................        129                   8               567                  17
Units issued (redeemed) on transfers between Investment
  Divisions............................................        (28)                 --               (28)                 --
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................        122                  12               661                  56
Units outstanding, beginning of year...................         12                  --                56                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................        134                  12               717                  56
                                                           ========           ========           ========           ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
           VALUE                 BOND              GROWTH EQUITY        INDEXED EQUITY
    -------------------   -------------------   -------------------   -------------------
    2001(b)    2000(a)    2001(b)    2000(a)    2001(b)    2000(a)      2001     2000(a)
    -------------------------------------------------------------------------------------
      1,272         591     1,191         418     1,319       2,211     1,899       3,173
       (577)       (564)     (518)       (356)     (909)       (586)   (1,775)     (1,266)
        (84)        (76)     (106)        (64)     (120)        (64)     (265)       (201)
        747          80       813         202     1,093         501     1,248       1,047
      1,161        (850)    3,371        (483)     (650)      2,331    (1,437)      3,037
    --------   --------   --------   --------   --------   --------   --------   --------
      2,519        (819)    4,751        (283)      733       4,393      (330)      5,790
      8,963       9,782     6,588       6,871    15,714      11,321    30,595      24,805
    --------   --------   --------   --------   --------   --------   --------   --------
     11,482       8,963    11,339       6,588    16,447      15,714    30,265      30,595
    ========   ========   ========   ========   ========   ========   ========   ========
         59          22        74          17        97         141       135         142
         (7)         --        (7)         --        (8)         (2)      (35)         (4)
         (7)         --        --          --        (3)         --        (2)         --
         (2)         --        (1)         --         7          (3)        3          (4)
          8          --        14          (1)       (2)          3       (12)          1
    --------   --------   --------   --------   --------   --------   --------   --------
         51          22        80          16        91         139        89         135
         22          --        16          --       139          --       135          --
    --------   --------   --------   --------   --------   --------   --------   --------
         73          22        96          16       230         139       224         135
    ========   ========   ========   ========   ========   ========   ========   ========
        252           6       176          13       649          86       636         176
         (8)         --        (7)         --       (25)         (2)      (31)         --
         (9)         --        --          --        --          --        --          --
        765           1       426           5     1,354          76     1,322          38
         30          --        93          --       (87)          3       (24)          3
    --------   --------   --------   --------   --------   --------   --------   --------
      1,030           7       688          18     1,891         163     1,903         217
          7          --        18          --       163          --       217          --
    --------   --------   --------   --------   --------   --------   --------   --------
      1,037           7       706          18     2,054         163     2,120         217
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------



                                                     MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   MAINSTAY VP
                                                      SMALL CAP      EQUITY        MID CAP       MID CAP
                                                       GROWTH        INCOME        GROWTH         CORE
                                                     -----------   -----------   -----------   -----------
                                                       2001(c)       2001(c)       2001(c)       2001(c)
                                                     -----------------------------------------------------
SERIES I POLICIES
Units issued (redeemed) on contributions by
  NYLIAC...........................................        500           500           500           500
Units issued on payments received from
  policyowners.....................................        184           301           151            87
Units redeemed on surrenders.......................        (16)          (16)           (2)           (3)
Units redeemed on annuity and death benefits.......         --            --            --            --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................         75           188            57            40
Units issued (redeemed) on transfers between
  Investment Divisions.............................        543           808           149           110
                                                      --------      --------      --------      --------
  Net increase (decrease)..........................      1,286         1,781           855           734
Units outstanding, beginning of year...............         --            --            --            --
                                                      --------      --------      --------      --------
Units outstanding, end of year.....................      1,286         1,781           855           734
                                                      ========      ========      ========      ========
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................         29             9             5            --
Units redeemed on surrenders.......................         --            --            --            --
Units redeemed on annuity and death benefits.......         --            --            --            --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................         --            --            --            --
Units issued (redeemed) on transfers between
  Investment Divisions.............................         (1)            2            --            --
                                                      --------      --------      --------      --------
  Net increase (decrease)..........................         28            11             5            --
Units outstanding, beginning of year...............         --            --            --            --
                                                      --------      --------      --------      --------
Units outstanding, end of year.....................         28            11             5            --
                                                      ========      ========      ========      ========
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................         23            55             8             2
Units redeemed on surrenders.......................         --            (1)           --            --
Units redeemed on annuity and death benefits.......         --            --            --            --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................         32            84            31            14
Units issued (redeemed) on transfers between
  Investment Divisions.............................         28             3            --             9
                                                      --------      --------      --------      --------
  Net increase (decrease)..........................         83           141            39            25
Units outstanding, beginning of year...............         --            --            --            --
                                                      --------      --------      --------      --------
Units outstanding, end of year.....................         83           141            39            25
                                                      ========      ========      ========      ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                    MainStay VP
        MainStay VP           MainStay VP           Eagle Asset           MAINSTAY VP
     American Century        Dreyfus Large          Management            LORD ABBETT
      Income & Growth        Company Value         Growth Equity       DEVELOPING GROWTH
    -------------------   -------------------   -------------------   -------------------
    2001(b)    2000(a)    2001(b)    2000(a)    2001(b)    2000(a)    2001(b)    2000(a)
    -------------------------------------------------------------------------------------
         --         --         --         --       (120)      (880)        --          --
        253        611        341        371        984      2,728        132         325
       (266)      (157)      (156)       (87)      (540)      (212)      (110)       (112)
        (52)       (16)       (27)       (29)       (48)       (29)       (15)         (4)
        361        386        460        231      1,457        780        105         141
       (157)       633        237        473     (1,519)     4,206       (294)        515
    --------   --------   --------   --------   --------   --------   --------   --------
        139      1,457        855        959        214      6,593       (182)        865
      5,454      3,997      3,356      2,397      9,323      2,730      3,141       2,276
    --------   --------   --------   --------   --------   --------   --------   --------
      5,593      5,454      4,211      3,356      9,537      9,323      2,959       3,141
    ========   ========   ========   ========   ========   ========   ========   ========
          4         17         17         13         60         69          6           9
         --         --         (1)        (1)        (3)        (7)        --          --
         (9)        --         (8)        --        (18)        --         (9)         --
         (2)        --         --         --         (5)        (5)        --          --
         (1)        --          9          5        (20)        (2)        --          --
    --------   --------   --------   --------   --------   --------   --------   --------
         (8)        17         17         17         14         55         (3)          9
         17         --         17         --         55         --          9          --
    --------   --------   --------   --------   --------   --------   --------   --------
          9         17         34         17         69         55          6           9
    ========   ========   ========   ========   ========   ========   ========   ========
         29         10         66          6        342        149         30          23
         (2)        --         (5)        --        (22)        (5)        (1)         --
         (1)        --         --         --         --         --         --          --
        120         14        336          8        906         73         51           2
         --         --         23         --        (83)       (10)        24         (21)
    --------   --------   --------   --------   --------   --------   --------   --------
        146         24        420         14      1,143        207        104           4
         24         --         14         --        207         --          4          --
    --------   --------   --------   --------   --------   --------   --------   --------
        170         24        434         14      1,350        207        108           4
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------



                                                                                   CALVERT
                                                        ALGER AMERICAN             SOCIAL
                                                     SMALL CAPITALIZATION         BALANCED
                                                     ---------------------   -------------------
                                                       2001       2000(a)      2001     2000(a)
                                                     -------------------------------------------
SERIES I POLICIES
Units issued on payments received from
  policyowners.....................................       674       1,664         140        227
Units redeemed on surrenders.......................      (467)       (221)        (96)       (56)
Units redeemed on annuity and death benefits.......       (42)        (24)         (7)        (9)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       789         726         228        104
Units issued (redeemed) on transfers between
  Investment Divisions.............................      (747)      2,449         (81)       231
                                                     --------    --------    --------   --------
  Net increase (decrease)..........................       207       4,594         184        497
Units outstanding, beginning of year...............     7,657       3,063       1,484        987
                                                     --------    --------    --------   --------
Units outstanding, end of year.....................     7,864       7,657       1,668      1,484
                                                     ========    ========    ========   ========
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................       112          68           4         11
Units redeemed on surrenders.......................      (473)         (1)         (2)        --
Units redeemed on annuity and death benefits.......        (9)         --          (1)        --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        (2)         (2)         --         --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       390           4          (1)        --
                                                     --------    --------    --------   --------
  Net increase (decrease)..........................        18          69          --         11
Units outstanding, beginning of year...............        69          --          11         --
                                                     --------    --------    --------   --------
Units outstanding, end of year.....................        87          69          11         11
                                                     ========    ========    ========   ========
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................       189          94          91         11
Units redeemed on surrenders.......................        (9)         (5)         (4)        --
Units redeemed on annuity and death benefits.......        (1)         --          --         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       641          52         133         10
Units issued (redeemed) on transfers between
  Investment Divisions.............................       (26)          1          (4)        (2)
                                                     --------    --------    --------   --------
  Net increase (decrease)..........................       794         142         216         19
Units outstanding, beginning of year...............       142          --          19         --
                                                     --------    --------    --------   --------
Units outstanding, end of year.....................       936         142         235         19
                                                     ========    ========    ========   ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


         FIDELITY              FIDELITY                                   JANUS ASPEN
            VIP                   VIP               JANUS ASPEN             SERIES
       CONTRAFUND(R)         EQUITY-INCOME            SERIES               WORLDWIDE
      (INITIAL CLASS)       (INITIAL CLASS)          BALANCED               GROWTH
    -------------------   -------------------   -------------------   -------------------
      2001     2000(a)      2001     2000(a)    2001(b)    2000(a)      2001     2000(a)
    -------------------------------------------------------------------------------------
       1,057     2,249       1,098      1,137     2,693      5,644      1,690       4,553
        (908)     (651)       (619)      (442)   (1,877)    (1,051)    (1,306)       (748)
        (125)      (67)       (123)       (54)     (314)      (154)      (153)       (102)
       1,246     1,280       1,112        533     2,976      2,184      1,916       1,451
      (1,093)    2,168         271        449    (1,041)     7,227     (2,256)      5,702
    --------   --------   --------   --------   --------   --------   --------   --------
         177     4,979       1,739      1,623     2,437     13,850       (109)     10,856
      16,983    12,004       9,762      8,139    30,425     16,575     23,672      12,816
    --------   --------   --------   --------   --------   --------   --------   --------
      17,160    16,983      11,501      9,762    32,862     30,425     23,563      23,672
    ========   ========   ========   ========   ========   ========   ========   ========
          69        45          25         24       160        157         81         135
          (8)       (1)         (3)        --       (29)        --        (89)         (8)
          --        --          (8)        --        (4)        --         (1)         --
          (1)       --          (1)        --        (5)        --          2          (2)
          (3)        2          13          3       (18)         3         39           2
    --------   --------   --------   --------   --------   --------   --------   --------
          57        46          26         27       104        160         32         127
          46        --          27         --       160         --        127          --
    --------   --------   --------   --------   --------   --------   --------   --------
         103        46          53         27       264        160        159         127
    ========   ========   ========   ========   ========   ========   ========   ========
         277       101         264         18       654        189        443         229
         (21)       --         (17)        --       (56)        (2)       (38)         (6)
          (1)       --          (6)        --       (12)        --        (10)         --
         737        47         946          8     2,037        106      1,103         106
         (42)       (1)         24         --       (42)         1       (101)          4
    --------   --------   --------   --------   --------   --------   --------   --------
         950       147       1,211         26     2,581        294      1,397         333
         147        --          26         --       294         --        333          --
    --------   --------   --------   --------   --------   --------   --------   --------
       1,097       147       1,237         26     2,875        294      1,730         333
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------



                                                     MFS(R) INVESTORS TRUST      MFS(R) RESEARCH
                                                             SERIES                  SERIES
                                                     -----------------------   -------------------
                                                        2001       2000(a)     2001(b)    2000(a)
                                                     ---------------------------------------------
SERIES I POLICIES
Units issued on payments received from
  policyowners.....................................        318          457        458       1,163
Units redeemed on surrenders.......................       (168)         (84)      (235)        (86)
Units redeemed on annuity and death benefits.......        (33)         (18)       (39)        (16)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        537          291        984         598
Units issued (redeemed) on transfers between
  Investment Divisions.............................        (46)         364       (365)      1,396
                                                      --------     --------    --------   --------
  Net increase (decrease)..........................        608        1,010        803       3,055
Units outstanding, beginning of year...............      2,695        1,685      4,054         999
                                                      --------     --------    --------   --------
Units outstanding, end of year.....................      3,303        2,695      4,857       4,054
                                                      ========     ========    ========   ========
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................         10           10         19          74
Units redeemed on surrenders.......................         (2)          --         (7)         (1)
Units redeemed on annuity and death benefits.......         --           --        (10)         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................         --           --        (16)         (8)
Units issued (redeemed) on transfers between
  Investment Divisions.............................         10            1          3           1
                                                      --------     --------    --------   --------
  Net increase (decrease)..........................         18           11        (11)         66
Units outstanding, beginning of year...............         11           --         66          --
                                                      --------     --------    --------   --------
Units outstanding, end of year.....................         29           11         55          66
                                                      ========     ========    ========   ========
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................         87            7        136          96
Units redeemed on surrenders.......................        (10)          --        (11)         (4)
Units redeemed on annuity and death benefits.......         --           --         --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        422           25        486          62
Units issued (redeemed) on transfers between
  Investment Divisions.............................         (9)          --         11          25
                                                      --------     --------    --------   --------
  Net increase (decrease)..........................        490           32        622         179
Units outstanding, beginning of year...............         32           --        179          --
                                                      --------     --------    --------   --------
Units outstanding, end of year.....................        522           32        801         179
                                                      ========     ========    ========   ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                       MORGAN STANLEY
        MFS(R)               UIF
      UTILITIES           EMERGING            T. ROWE PRICE
        SERIES         MARKETS EQUITY         EQUITY INCOME
    --------------   -------------------   -------------------
       2001(c)       2001(b)    2000(a)      2001     2000(a)
    ----------------------------------------------------------
              2          218        721       1,056        583
             --         (217)      (118)       (311)      (143)
             --          (20)       (11)        (43)       (17)
              2          254        233       1,026        331
             11         (421)       874       1,991        538
       --------      --------   --------   --------   --------
             15         (186)     1,699       3,719      1,292
             --        3,358      1,659       3,679      2,387
       --------      --------   --------   --------   --------
             15        3,172      3,358       7,398      3,679
       ========      ========   ========   ========   ========
             --           12          7          66          5
             --           (1)        (1)         (4)        --
             --           --         --          --         --
             --           --         --          (1)        --
             --        1,002         --           7          8
       --------      --------   --------   --------   --------
             --        1,013          6          68         13
             --            6         --          13         --
       --------      --------   --------   --------   --------
             --        1,019          6          81         13
       ========      ========   ========   ========   ========
             10           33          4         189          6
             --           (1)        --          (8)        --
             --           --         --          (7)        --
             18           60          3         640          6
              3          (10)        --          72         (3)
       --------      --------   --------   --------   --------
             31           82          7         886          9
             --            7         --           9         --
       --------      --------   --------   --------   --------
             31           89          7         895          9
       ========      ========   ========   ========   ========

--------------------------------------------------------------------------------


                                                           VAN ECK           AMSOUTH        AMSOUTH
                                                          WORLDWIDE         ENHANCED     INTERNATIONAL
                                                         HARD ASSETS         MARKET         EQUITY
                                                     -------------------   -----------   -------------
                                                       2001     2000(a)      2001(b)        2001(b)
                                                     -------------------------------------------------
SERIES I POLICIES
Units issued on payments received from
  policyowners.....................................        39        66           --             --
Units redeemed on surrenders.......................       (22)      (17)          --             --
Units redeemed on annuity and death benefits.......       (16)       (8)          --             --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        37        24           --             --
Units issued (redeemed) on transfers between
  Investment Divisions.............................      (129)      188           --             --
                                                     --------   --------    --------       --------
  Net increase (decrease)..........................       (91)      253           --             --
Units outstanding, beginning of year...............       469       216           --             --
                                                     --------   --------    --------       --------
Units outstanding, end of year.....................       378       469           --             --
                                                     ========   ========    ========       ========
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................        10         2           --             --
Units redeemed on surrenders.......................        --        --           --             --
Units redeemed on annuity and death benefits.......        --        --           --             --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        --        --           --             --
Units issued (redeemed) on transfers between
  Investment Divisions.............................        (9)       --           --             --
                                                     --------   --------    --------       --------
  Net increase (decrease)..........................         1         2           --             --
Units outstanding, beginning of year...............         2        --           --             --
                                                     --------   --------    --------       --------
Units outstanding, end of year.....................         3         2           --             --
                                                     ========   ========    ========       ========
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................        14        --           41              4
Units redeemed on surrenders.......................        (1)       --           (2)            --
Units redeemed on annuity and death benefits.......        --        --           --             --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        15        --           85             10
Units issued (redeemed) on transfers between
  Investment Divisions.............................        (8)        5            3             --
                                                     --------   --------    --------       --------
  Net increase (decrease)..........................        20         5          127             14
Units outstanding, beginning of year...............         5        --           --             --
                                                     --------   --------    --------       --------
Units outstanding, end of year.....................        25         5          127             14
                                                     ========   ========    ========       ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                   DREYFUS IP         NEUBERGER
                                   TECHNOLOGY           BERMAN
      AMSOUTH       AMSOUTH          GROWTH          AMT MID-CAP
     LARGE CAP      MID CAP     (INITIAL SHARES)        GROWTH
    -----------   -----------   ----------------   ----------------
      2001(b)       2001(b)         2001(c)            2001(c)
    ---------------------------------------------------------------
           --            --               78                 11
           --            --               (3)                (1)
           --            --               (1)                --
           --            --               24                  8
           --            --              227                 30
     --------      --------         --------           --------
           --            --              325                 48
           --            --               --                 --
     --------      --------         --------           --------
           --            --              325                 48
     ========      ========         ========           ========
           --            --                1                 --
           --            --               --                 --
           --            --               --                 --
           --            --               --                 --
           --            --                1                 --
     --------      --------         --------           --------
           --            --                2                 --
           --            --               --                 --
     --------      --------         --------           --------
           --            --                2                 --
     ========      ========         ========           ========
           42            26               16                  4
           (2)           --               --                 --
           --            --               --                 --
          182            44               39                 13
           (6)           --                3                  1
     --------      --------         --------           --------
          216            70               58                 18
           --            --               --                 --
     --------      --------         --------           --------
          216            70               58                 18
     ========      ========         ========           ========

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                       CAPITAL APPRECIATION
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $553,783   $748,887   $657,329   $367,978   $186,437
Units Outstanding..................................      29,099     29,793     23,024     15,940     11,001
Unit Value.........................................    $  19.03   $  25.14   $  28.55   $  23.09   $  16.95
Total Return.......................................      (24.3%)    (12.0%)     23.7%      36.2%      21.7%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.3%)

SERIES II POLICIES (b)
Net Assets.........................................    $  1,333   $  1,171   $     --   $     --   $     --
Units Outstanding..................................         186        123         --         --         --
Unit Value.........................................    $   7.17   $   9.48   $     --   $     --   $     --
Total Return.......................................      (24.4%)     (5.2%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.5%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 11,161   $  1,817   $     --   $     --   $     --
Units Outstanding..................................       1,704        210         --         --         --
Unit Value.........................................    $   6.55   $   8.67   $     --   $     --   $     --
Total Return.......................................      (24.5%)    (13.3%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.4%)


                                                                           MAINSTAY VP
                                                                            GOVERNMENT
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $115,641   $ 59,775   $ 60,001   $ 39,674   $ 12,687
Units Outstanding..................................       8,293      4,508      5,008      3,208      1,103
Unit Value.........................................    $  13.94   $  13.26   $  11.98   $  12.37   $  11.51
Total Return.......................................        5.1%      10.7%      (3.1%)      7.5%       7.9%
Ratio of Net Investment Income to Average Net
  Assets...........................................        4.0%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,420   $    281   $     --   $     --   $     --
Units Outstanding..................................         128         27         --         --         --
Unit Value.........................................    $  11.13   $  10.60   $     --   $     --   $     --
Total Return.......................................        5.0%       6.0%         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        3.9%

SERIES III POLICIES (c)
Net Assets.........................................    $  8,792   $     47   $     --   $     --   $     --
Units Outstanding..................................         798          5         --         --         --
Unit Value.........................................    $  11.01   $  10.49   $     --   $     --   $     --
Total Return.......................................        5.0%       5.0%         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        9.1%

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                      CASH MANAGEMENT                                          CONVERTIBLE
    ----------------------------------------------------   ----------------------------------------------------
      2001       2000       1999       1998       1997       2001       2000       1999       1998       1997
    -----------------------------------------------------------------------------------------------------------
    $260,067   $164,643   $294,243   $121,079   $ 47,593   $144,131   $125,337   $ 65,034   $ 38,111   $ 25,985
     205,310    133,091    248,786    105,842     43,157      9,385      7,873      3,826      3,139      2,205
    $   1.27   $   1.24   $   1.18   $   1.14   $   1.10   $  15.36   $  15.92   $  17.00   $  12.14   $  11.78
        2.4%       4.6%       3.4%       3.7%       4.0%      (3.5%)     (6.3%)     40.0%       3.0%      13.8%
        2.2%                                                   2.4%

    $ 16,214   $  4,180   $     --   $     --   $     --   $  1,733   $  1,356   $     --   $     --   $     --
      15,454      4,074         --         --         --        199        150         --         --         --
    $   1.05   $   1.03   $     --   $     --   $     --   $   8.71   $   9.04   $     --   $     --   $     --
        2.3%       2.6%         --         --         --      (3.7%)     (9.6%)        --         --         --
        1.9%                                                   2.3%

    $ 31,624   $  2,635   $     --   $     --   $     --   $  9,385   $    703   $     --   $     --   $     --
      30,376      2,586         --         --         --      1,125         81         --         --         --
    $   1.04   $   1.02   $     --   $     --   $     --   $   8.34   $   8.67   $     --   $     --   $     --
        2.1%       1.9%         --         --         --      (3.8%)     (1.3%)        --         --         --
        1.4%                                                   6.0%

                        MAINSTAY VP
                         HIGH YIELD                                           MAINSTAY VP
                       CORPORATE BOND                                    INTERNATIONAL EQUITY
    ----------------------------------------------------   -------------------------------------------------
      2001       2000       1999       1998       1997       2001       2000      1999      1998      1997
    --------------------------------------------------------------------------------------------------------
    $426,004   $374,764   $400,993   $310,120   $203,336   $ 19,878   $ 23,737   $22,729   $15,136   $11,476
      28,228     25,693     25,509     21,960     14,577      1,537      1,556     1,204     1,012       932
    $  15.09   $  14.59   $  15.72   $  14.12   $  13.95   $  12.94   $  15.26   $ 18.88   $ 14.95   $ 12.32
        3.4%      (7.2%)     11.3%       1.2%      11.4%     (15.2%)    (19.2%)    26.3%     21.4%      3.7%
       10.7%                                                     --

    $  1,428   $    793   $     --   $     --   $     --   $    254   $    169   $    --   $    --   $    --
         149         85         --         --         --         32         18        --        --        --
    $   9.60   $   9.29   $     --   $     --   $     --   $   7.92   $   9.35   $    --   $    --   $    --
        3.3%      (7.1%)        --         --         --     (15.3%)     (6.5%)       --        --        --
       12.6%                                                  (1.0%)

    $ 15,118   $    498   $     --   $     --   $     --   $  1,063   $    111   $    --   $    --   $    --
       1,601         54         --         --         --        134         12        --        --        --
    $   9.44   $   9.15   $     --   $     --   $     --   $   7.95   $   9.40   $    --   $    --   $    --
        3.2%      (8.5%)        --         --         --     (15.4%)     (6.0%)       --        --        --
       27.1%                                                   0.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                           TOTAL RETURN
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $296,704   $338,661   $305,978   $203,518   $111,216
Units Outstanding..................................      16,939     17,027     14,509     11,136      7,629
Unit Value.........................................    $  17.52   $  19.89   $  21.09   $  18.28   $  14.58
Total Return.......................................      (11.9%)     (5.7%)     15.4%      25.4%      16.2%
Ratio of Net Investment Income to Average Net
  Assets...........................................        1.1%

SERIES II POLICIES (b)
Net Assets.........................................    $  2,444   $  2,730   $     --   $     --   $     --
Units Outstanding..................................         302        297         --         --         --
Unit Value.........................................    $   8.09   $   9.20   $     --   $     --   $     --
Total Return.......................................      (12.1%)     (8.0%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        1.5%

SERIES III POLICIES (c)
Net Assets.........................................    $  5,557   $    495   $     --   $     --   $     --
Units Outstanding..................................         717         56         --         --         --
Unit Value.........................................    $   7.75   $   8.82   $     --   $     --   $     --
Total Return.......................................      (12.1%)    (11.8%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        3.6%


                                                                           MAINSTAY VP
                                                                          GROWTH EQUITY
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $359,198   $419,759   $317,273   $180,165   $ 87,211
Units Outstanding..................................      16,447     15,714     11,321      8,239      4,979
Unit Value.........................................    $  21.84   $  26.71   $  28.02   $  21.87   $  17.52
Total Return.......................................      (18.2%)     (4.7%)     28.2%      24.8%      25.0%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)

SERIES II POLICIES (b)
Net Assets.........................................    $  1,763   $  1,300   $     --   $     --   $     --
Units Outstanding..................................         230        139         --         --         --
Unit Value.........................................    $   7.65   $   9.37   $     --   $     --   $     --
Total Return.......................................      (18.4%)     (6.3%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 15,827   $  1,542   $     --   $     --   $     --
Units Outstanding..................................       2,054        163         --         --         --
Unit Value.........................................    $   7.70   $   9.44   $     --   $     --   $     --
Total Return.......................................      (18.4%)     (5.6%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.2%)

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                          MAINSTAY VP
                           VALUE                                                 BOND
    ----------------------------------------------------   ------------------------------------------------
      2001       2000       1999       1998       1997       2001      2000      1999      1998      1997
    -------------------------------------------------------------------------------------------------------
    $213,977   $168,711   $165,397   $157,643   $120,622   $158,984   $85,728   $82,561   $61,788   $22,786
      11,482      8,963      9,782     10,004      7,236     11,339     6,588     6,871     4,993     1,981
    $  18.64   $  18.82   $  16.91   $  15.76   $  16.67   $  14.02   $ 13.01   $ 12.02   $ 12.37   $ 11.50
       (1.0%)     11.3%       7.3%      (5.5%)     21.2%       7.8%      8.3%     (2.9%)     7.6%      8.1%
        0.2%                                                   5.0%

    $    802   $    239   $     --   $     --   $     --   $  1,100   $   167   $    --   $    --   $    --
          73         22         --         --         --         96        16        --        --        --
    $  10.92   $  11.04   $     --   $     --   $     --   $  11.43   $ 10.62   $    --   $    --   $    --
       (1.1%)     10.4%         --         --         --       7.6%      6.2%        --        --        --
        0.7%                                                   4.6%

    $ 10,836   $     69   $     --   $     --   $     --   $  7,920   $   188   $    --   $    --   $    --
       1,037          7         --         --         --        706        18        --        --        --
    $  10.44   $  10.57   $     --   $     --   $     --   $  11.21   $ 10.43   $    --   $    --   $    --
       (1.2%)      5.7%         --         --         --       7.5%      4.3%        --        --        --
        2.3%                                                  11.7%

                                                           MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   MAINSTAY VP
                        MAINSTAY VP                         SMALL CAP      EQUITY        MID CAP       MID CAP
                       INDEXED EQUITY                        GROWTH        INCOME        GROWTH         CORE
    ----------------------------------------------------   -----------   -----------   -----------   -----------
      2001       2000       1999       1998       1997        2001          2001          2001          2001
    ------------------------------------------------------------------------------------------------------------
    $647,391   $755,167   $684,701   $407,588   $182,709    $ 12,197       $17,502       $ 7,773       $ 6,859
      30,265     30,595     24,805     17,575      9,982       1,286         1,781           855           734
    $  21.39   $  24.68   $  27.60   $  23.19   $  18.30    $   9.48       $  9.83       $  9.09       $  9.35
      (13.3%)    (10.6%)     19.0%      26.7%      31.0%       (5.2%)        (1.7%)        (9.1%)        (6.5%)
       (0.4%)                                                  (1.4%)         0.2%         (1.4%)        (1.0%)

    $  1,826   $  1,266   $     --   $     --   $     --    $    268       $   109       $    55       $    --
         224        135         --         --         --          28            11             5            --
    $   8.14   $   9.40   $     --   $     --   $     --    $   9.76       $  9.78       $ 11.65       $ 10.00
      (13.4%)     (6.0%)        --         --         --       (2.4%)        (2.2%)        16.5%            --
       (0.4%)                                                  (1.6%)         0.9%         (1.6%)           --

    $ 16,799   $  1,988   $     --   $     --   $     --    $    786       $ 1,409       $   365       $   241
       2,120        217         --         --         --          83           141            39            25
    $   7.92   $   9.16   $     --   $     --   $     --    $   9.47       $  9.96       $  9.30       $  9.74
      (13.5%)     (8.4%)        --         --         --       (5.3%)        (0.4%)        (7.0%)        (2.6%)
        0.7%                                                   (1.6%)         1.6%         (1.6%)        (0.3%)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                    MAINSTAY VP
                                                                 AMERICAN CENTURY
                                                                  INCOME & GROWTH
                                                       -------------------------------------
                                                        2001      2000      1999      1998
                                                       -------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $55,929   $60,445   $50,328   $24,568
Units Outstanding..................................      5,593     5,454     3,997     2,263
Unit Value.........................................    $ 10.00   $ 11.08   $ 12.59   $ 10.86
Total Return.......................................      (9.8%)   (12.0%)    16.0%      8.6%
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.6%)

SERIES II POLICIES (b)
Net Assets.........................................    $    71   $   154   $    --   $    --
Units Outstanding..................................          9        17        --        --
Unit Value.........................................    $  8.29   $  9.21   $    --   $    --
Total Return.......................................     (10.0%)    (7.9%)       --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.7%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 1,388   $   218   $    --   $    --
Units Outstanding..................................        170        24        --        --
Unit Value.........................................    $  8.15   $  9.05   $    --   $    --
Total Return.......................................      (9.9%)    (9.5%)       --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................         --

                                                                            ALGER
                                                                          AMERICAN
                                                                            SMALL
                                                                       CAPITALIZATION
                                                       -----------------------------------------------
                                                        2001      2000      1999      1998      1997
                                                       -----------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $66,445   $93,083   $51,860   $22,802   $11,141
Units Outstanding..................................      7,864     7,657     3,063     1,904     1,060
Unit Value.........................................    $  8.45   $ 12.16   $ 16.93   $ 11.97   $ 10.51
Total Return.......................................     (30.5%)   (28.2%)    41.4%     13.9%      9.8%
Ratio of Net Investment Income to Average Net
  Assets...........................................      (1.4%)

SERIES II POLICIES (b)
Net Assets.........................................    $   514   $   588   $    --   $    --   $    --
Units Outstanding..................................         87        69        --        --        --
Unit Value.........................................    $  5.94   $  8.56   $    --   $    --   $    --
Total Return.......................................     (30.6%)   (14.4%)       --        --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (1.5%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 5,162   $ 1,125   $    --   $    --   $    --
Units Outstanding..................................        936       142        --        --        --
Unit Value.........................................    $  5.51   $  7.95   $    --   $    --   $    --
Total Return.......................................     (30.7%)   (20.5%)       --        --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (1.6%)

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                          MAINSTAY VP
                                                          EAGLE ASSET                              MAINSTAY VP
                 MAINSTAY VP                              MANAGEMENT                               LORD ABBETT
                   DREYFUS                                  GROWTH                                 DEVELOPING
             LARGE COMPANY VALUE                            EQUITY                                   GROWTH
    -------------------------------------   ---------------------------------------   -------------------------------------
     2001      2000      1999      1998       2001       2000      1999      1998      2001      2000      1999      1998
    -----------------------------------------------------------------------------------------------------------------------
    $44,680   $37,822   $25,701   $16,599   $132,751   $157,719   $52,015   $16,434   $25,662   $29,808   $27,072   $14,349
      4,211     3,356     2,397     1,629      9,537      9,323     2,730     1,408     2,959     3,141     2,276     1,573
    $ 10.61   $ 11.27   $ 10.72   $ 10.19   $  13.92   $  16.92   $ 19.06   $ 11.68   $  8.67   $  9.49   $ 11.89   $  9.12
      (5.9%)     5.1%      5.2%      1.9%     (17.7%)    (11.2%)    63.2%     16.8%     (8.6%)   (20.2%)    30.4%     (8.8%)
      (0.6%)                                   (1.4%)                                   (1.4%)

    $   336   $   178   $    --   $    --   $    537   $    528   $    --   $    --   $    52   $    85   $    --   $    --
         34        17        --        --         69         55        --        --         6         9        --        --
    $  9.86   $ 10.49   $    --   $    --   $   7.81   $   9.51   $    --   $    --   $  8.33   $  9.13   $    --   $    --
      (6.0%)     4.9%        --        --     (17.9%)     (4.9%)       --        --     (8.8%)    (8.7%)       --        --
      (0.7%)                                   (1.6%)                                   (1.6%)

    $ 4,231   $   147   $    --   $    --   $  9,015   $  1,686   $    --   $    --   $   906   $    40   $    --   $    --
        434        14        --        --      1,350        207        --        --       108         4        --        --
    $  9.74   $ 10.37   $    --   $    --   $   6.68   $   8.13   $    --   $    --   $  8.38   $  9.19   $    --   $    --
      (6.1%)     3.7%        --        --     (17.8%)    (18.7%)       --        --     (8.8%)    (8.1%)       --        --
       0.2%                                    (1.6%)                                   (1.6%)

                                                                          FIDELITY
                       CALVERT                                               VIP
                        SOCIAL                                          CONTRAFUND(R)
                       BALANCED                                        (INITIAL CLASS)
    ----------------------------------------------   ---------------------------------------------------
     2001      2000      1999      1998      1997      2001       2000       1999       1998      1997
    ----------------------------------------------------------------------------------------------------
    $27,380   $26,540   $18,487   $10,047   $4,160   $279,422   $319,564   $245,305   $117,113   $40,060
      1,668     1,484       987       594      282     17,160     16,983     12,004      7,022     3,079
    $ 16.41   $ 17.89   $ 18.72   $ 16.92   $14.76   $  16.28   $  18.82   $  20.44   $  16.68   $ 13.01
      (8.3%)    (4.5%)    10.7%     14.7%    18.4%     (13.5%)     (7.9%)     22.5%      28.2%     22.4%
       2.5%                                             (0.6%)

    $    98   $   103   $    --   $    --   $   --   $    883   $    452   $     --   $     --   $    --
         11        11        --        --       --        103         46         --         --        --
    $  8.57   $  9.36   $    --   $    --   $   --   $   8.58   $   9.93   $     --   $     --   $    --
      (8.4%)    (6.4%)       --        --       --     (13.6%)     (0.7%)        --         --        --
       2.0%                                             (1.0%)

    $ 1,957   $   177   $    --   $    --   $   --   $  9,054   $  1,410   $     --   $     --   $    --
        235        19        --        --       --      1,097        147         --         --        --
    $  8.34   $  9.10   $    --   $    --   $   --   $   8.26   $   9.56   $     --   $     --   $    --
      (8.4%)    (9.0%)       --        --       --     (13.6%)     (4.4%)        --         --        --
       5.7%                                             (1.3%)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             FIDELITY
                                                                               VIP
                                                                          EQUITY-INCOME
                                                                         (INITIAL CLASS)
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $175,541   $158,987   $123,982   $ 84,984   $ 29,915
Units Outstanding..................................      11,501      9,762      8,139      5,850      2,267
Unit Value.........................................    $  15.26   $  16.29   $  15.23   $  14.53   $  13.20
Total Return.......................................       (6.3%)      6.9%       4.9%      10.1%      26.3%
Ratio of Net Investment Income to Average Net
  Assets...........................................        0.2%

SERIES II POLICIES (b)
Net Assets.........................................    $    529   $    286   $     --   $     --   $     --
Units Outstanding..................................          53         27         --         --         --
Unit Value.........................................    $   9.97   $  10.65   $     --   $     --   $     --
Total Return.......................................       (6.4%)      6.5%         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.3%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 12,157   $    275   $     --   $     --   $     --
Units Outstanding..................................       1,237         26         --         --         --
Unit Value.........................................    $   9.83   $  10.51   $     --   $     --   $     --
Total Return.......................................       (6.5%)      5.1%         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.4%)

                                                                        MFS(R)
                                                                       INVESTORS
                                                                         TRUST
                                                                        SERIES
                                                       -----------------------------------------
                                                         2001       2000       1999       1998
                                                       -----------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 29,963   $ 29,503   $ 18,732   $  4,598
Units Outstanding..................................       3,303      2,695      1,685        435
Unit Value.........................................    $   9.07   $  10.95   $  11.12   $  10.57
Total Return.......................................      (17.2%)     (1.5%)      5.2%       5.7%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.9%)

SERIES II POLICIES (b)
Net Assets.........................................    $    231   $    102   $     --   $     --
Units Outstanding..................................          29         11         --         --
Unit Value.........................................    $   8.07   $   9.75   $     --   $     --
Total Return.......................................      (17.2%)     (2.5%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.2%)

SERIES III POLICIES (c)
Net Assets.........................................    $  4,146   $    305   $     --   $     --
Units Outstanding..................................         522         32         --         --
Unit Value.........................................    $   7.94   $   9.60   $     --   $     --
Total Return.......................................      (17.3%)     (4.0%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.4%)

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               JANUS ASPEN
                        JANUS ASPEN                                               SERIES
                           SERIES                                               WORLDWIDE
                          BALANCED                                                GROWTH
    ----------------------------------------------------   ----------------------------------------------------
      2001       2000       1999       1998       1997       2001       2000       1999       1998       1997
    -----------------------------------------------------------------------------------------------------------
    $607,299   $598,090   $338,125   $104,735   $ 25,175   $385,523   $506,390   $329,694   $124,614   $ 54,807
      32,862     30,425     16,575      6,418      2,043     23,563     23,672     12,816      7,855      4,392
    $  18.48   $  19.66   $  20.40   $  16.32   $  12.32   $  16.36   $  21.39   $  25.73   $  15.86   $  12.48
       (6.0%)     (3.6%)     25.0%      32.4%      20.4%     (23.5%)    (16.8%)     62.2%      27.1%      20.4%
        1.3%                                                  (0.9%)

    $  2,538   $  1,636   $     --   $     --   $     --   $  1,111   $  1,165   $     --   $     --   $     --
         264        160         --         --         --        159        127         --         --         --
    $   9.61   $  10.24   $     --   $     --   $     --   $   7.00   $   9.16   $     --   $     --   $     --
       (6.2%)      2.4%         --         --         --     (23.6%)     (8.4%)        --         --         --
        1.4%                                                  (1.1%)

    $ 26,039   $  2,842   $     --   $     --   $     --   $ 11,124   $  2,806   $     --   $     --   $     --
       2,875        294         --         --         --      1,730        333         --         --         --
    $   9.06   $   9.65   $     --   $     --   $     --   $   6.43   $   8.42   $     --   $     --   $     --
       (6.1%)     (3.5%)        --         --         --     (23.6%)    (15.8%)        --         --         --
        2.4%                                                  (0.9%)

                                                                               MORGAN STANLEY
                     MFS(R)                      MFS(R)                             UIF
                    RESEARCH                    UTILITIES                     EMERGING MARKETS
                     SERIES                      SERIES                            EQUITY
    -----------------------------------------   ---------   ----------------------------------------------------
      2001       2000       1999       1998       2001        2001       2000       1999       1998       1997
    ------------------------------------------------------------------------------------------------------------
    $ 46,896   $ 50,417   $ 13,236   $  2,729   $    135    $ 25,016   $ 28,721   $ 23,677   $  6,216   $  8,180
       4,857      4,054        999        252         15       3,172      3,358      1,659        841        827
    $   9.66   $  12.44   $  13.25   $  10.83   $   8.83    $   7.89   $   8.55   $  14.27   $   7.40   $   9.89
      (22.4%)     (6.2%)     22.3%       8.3%     (11.7%)      (7.7%)    (40.1%)     93.0%     (25.2%)     (1.1%)
       (1.4%)                                      (1.4%)      (1.4%)

    $    376   $    586   $     --   $     --   $     --    $  5,828   $     38   $     --   $     --   $     --
          55         66         --         --         --       1,019          6         --         --         --
    $   6.87   $   8.86   $     --   $     --   $  10.43    $   5.72   $   6.21   $     --   $     --   $     --
      (22.5%)    (11.4%)        --         --       4.3%       (7.9%)    (37.9%)        --         --         --
       (1.5%)                                      (1.6%)      (1.6%)

    $  5,269   $  1,516   $     --   $     --   $    258    $    594   $     54   $     --   $     --   $     --
         801        179         --         --         31          89          7         --         --         --
    $   6.58   $   8.49   $     --   $     --   $   8.35    $   6.64   $   7.22   $     --   $     --   $     --
      (22.5%)    (15.1%)        --         --     (16.5%)      (8.0%)    (27.8%)        --         --         --
       (1.6%)                                      (1.6%)      (1.6%)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                        T. ROWE PRICE
                                                                           EQUITY
                                                                           INCOME
                                                            -------------------------------------
                                                             2001      2000      1999      1998
                                                            -------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................    $85,476   $42,484   $24,724   $10,082
Units Outstanding.......................................     7,398      3,679    2,387        995
Unit Value..............................................    $11.55    $ 11.55   $10.36    $ 10.13
Total Return............................................        --      11.5%     2.3%       1.3%
Ratio of Net Investment Income to Average Net Assets....      0.2%

SERIES II POLICIES (b)
Net Assets..............................................    $  902    $   146   $   --    $    --
Units Outstanding.......................................        81         13       --         --
Unit Value..............................................    $11.07    $ 11.08   $   --    $    --
Total Return............................................        --      10.8%       --         --
Ratio of Net Investment Income to Average Net Assets....        --

SERIES III POLICIES (c)
Net Assets..............................................    $9,712    $    98   $   --    $    --
Units Outstanding.......................................       895          9       --         --
Unit Value..............................................    $10.85    $ 10.86   $   --    $    --
Total Return............................................        --       8.6%       --         --
Ratio of Net Investment Income to Average Net Assets....      0.3%

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                                   NEUBERGER
                   VAN ECK                                                                         DREYFUS IP       BERMAN
                  WORLDWIDE                   AMSOUTH        AMSOUTH       AMSOUTH                 TECHNOLOGY         AMT
                    HARD                     ENHANCED     INTERNATIONAL     LARGE     AMSOUTH        GROWTH         MID-CAP
                   ASSETS                     MARKET         EQUITY          CAP      MID CAP   (INITIAL SHARES)    GROWTH
    -------------------------------------   -----------   -------------   ---------   -------   ----------------   ---------
     2001      2000      1999      1998        2001           2001          2001       2001           2001           2001
    ------------------------------------------------------------------------------------------------------------------------
    $3,510    $4,929    $2,066    $  424      $   --         $   --        $    --    $   --         $3,197         $  464
       378       469       216        53          --             --             --        --            325             48
    $ 9.28    $10.51    $ 9.57    $ 8.02      $   --         $   --        $    --    $   --         $ 9.84         $ 9.64
    (11.7%)     9.9%     19.3%    (19.8%)         --             --             --        --          (1.6%)         (3.6%)
        --                                        --             --             --        --          (1.4%)         (1.4%)

    $   29    $   25    $   --    $   --      $   --         $   --        $    --    $   --         $   23         $    1
         3         2        --        --          --             --             --        --              2             --
    $ 9.24    $10.48    $   --    $   --      $   --         $   --        $    --    $   --         $12.03         $ 9.98
    (11.8%)     4.8%        --        --          --             --             --        --          20.3%          (0.2%)
      2.2%                                        --             --             --        --          (1.6%)         (1.6%)

    $  238    $   53    $   --    $   --      $1,112         $  116        $ 1,883    $  515         $  587         $  184
        25         5        --        --         127             14            216        70             58             18
    $ 9.37    $10.63    $   --    $   --      $ 8.75         $ 8.16        $  8.72    $ 7.38         $10.03         $10.05
    (11.9%)     6.3%        --        --      (12.5%)        (18.4%)        (12.8%)   (26.2%)          0.3%           0.5%
     (0.5%)                                    (1.5%)         (1.6%)         (1.6%)    (1.6%)         (1.6%)         (1.6%)

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and
Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP Small Cap Growth, MainStay VP Equity Income, MainStay VP Mid Cap Growth, MainStay VP Mid Cap Core, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced (formerly known as Calvert Socially Responsible), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Investors Trust Series (formerly known as MFS(R) Growth with Income Series), MFS(R) Research Series, MFS(R) Utilities Series, Morgan Stanley UIF Emerging Markets Equity (formerly known as Morgan Stanley Dean Witter Emerging Markets Equity), T. Rowe Price Equity Income, Van Eck Worldwide Hard Assets, AmSouth Enhanced Market, AmSouth International Equity, AmSouth Large Cap, AmSouth Mid Cap, Dreyfus IP Technology Growth (Initial Shares), and Neuberger Berman AMT Mid-Cap Growth Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) at December 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 26, 2002

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2001       2000
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities
  Available for sale, at fair value                           $19,657    $14,993
  Held to maturity, at amortized cost                              --        627
Equity securities                                                  95        126
Mortgage loans                                                  2,138      1,993
Policy loans                                                      575        544
Other investments                                                 917        260
                                                              -------    -------
     Total investments                                         23,382     18,543

Cash and cash equivalents                                         790        767
Deferred policy acquisition costs                               1,887      1,660
Other assets                                                      518        439
Separate account assets                                        10,418     10,981
                                                              -------    -------
     Total assets                                             $36,995    $32,390
                                                              =======    =======
LIABILITIES AND STOCKHOLDER'S EQUITY
Policyholders' account balances                               $20,949    $17,450
Future policy benefits                                            678        492
Policy claims                                                     107         73
Deferred taxes                                                    187         87
Other liabilities                                               1,990      1,151
Separate account liabilities                                   10,339     10,942
                                                              -------    -------
     Total liabilities                                         34,250     30,195
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  (20,000 shares authorized, 2,500 issued and outstanding)         25         25
Additional paid in capital                                        780        480
Accumulated other comprehensive income (loss)                     104        (31)
Retained earnings                                               1,836      1,721
                                                              -------    -------
     Total stockholder's equity                                 2,745      2,195
                                                              -------    -------
     Total liabilities and stockholder's equity               $36,995    $32,390
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                               YEAR ENDED DECEMBER 31,
                                                              --------------------------
                                                               2001      2000      1999
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
REVENUES
  Premiums                                                    $  235    $  144    $   79
  Annuity and universal life fees                                509       530       442
  Net investment income                                        1,452     1,315     1,180
  Net investment gains (losses)                                  (50)      (39)       12
  Other income                                                     9        10        18
                                                              ------    ------    ------
     Total revenues                                            2,155     1,960     1,731
                                                              ------    ------    ------
EXPENSES
  Interest credited to policyholders' account balances         1,133       971       858
  Policyholder benefits                                          354       330       182
  Operating expenses                                             536       503       402
                                                              ------    ------    ------
     Total expenses                                            2,023     1,804     1,442
                                                              ------    ------    ------
Income before income taxes and cumulative effect of a change
  in accounting principle                                        132       156       289
Income tax expense                                                31        53       113
                                                              ------    ------    ------
Income before cumulative effect of a change in accounting
  principle                                                      101       103       176
Cumulative effect of a change in accounting principle (net
  of income tax expense of $8 million)                            14
                                                              ------    ------    ------
NET INCOME                                                    $  115    $  103    $  176
                                                              ======    ======    ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN MILLIONS)

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 1999                      $25         $480        $1,442         $ 201           $2,148
Comprehensive loss:
  Net Income                                                               176                            176
     Other comprehensive loss, net of tax:
       Unrealized investment losses, net of
          related offsets, reclassification
          adjustments and income taxes                                                  (392)            (392)
                                                                                                       ------
Total comprehensive loss                                                                                 (216)
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 1999                     25          480         1,618          (191)           1,932
Comprehensive income:
  Net income                                                               103                            103
  Other comprehensive income, net of tax:
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      160              160
                                                                                                       ------
Total comprehensive income                                                                                263
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 2000                     25          480         1,721           (31)           2,195
Comprehensive income:
  Net income                                                               115                            115
     Cumulative effect of a change in
       accounting principle, net of tax                                                   (2)              (2)
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      137              137
                                                                                                       ------
  Other comprehensive income                                                                              135
                                                                                                       ------
Total comprehensive income                                                                                250
  Capital contribution                                       300                                          300
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 2001                    $25         $780        $1,836         $ 104           $2,745
                                                ===         ====        ======         =====           ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
                                                                2001        2000       1999
                                                              --------    --------    -------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    115    $    103    $   176
  Adjustments to reconcile net income to net cash provided
     by operating activities:
     Depreciation and amortization                                 (36)        (21)        (3)
     Net capitalization of deferred policy acquisition costs      (380)       (304)      (298)
     Annuity and universal life fees                              (227)       (233)      (215)
     Interest credited to policyholders' account balances        1,133         971        858
     Net realized investment losses (gains)                         50          39        (13)
     Deferred income taxes                                          21          54         57
     Cumulative effect of a change in accounting principle         (14)         --         --
     (Increase) decrease in:
       Net separate accounts (assets) liabilities                  (35)         22          1
       Other assets and other liabilities                           98         (64)       (92)
     Increase in:
       Policy claims                                                34           4          9
       Future policy benefits                                      186         147         41
                                                              --------    --------    -------
          NET CASH PROVIDED BY OPERATING ACTIVITIES                945         718        521
                                                              --------    --------    -------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available for sale fixed maturities                28,757       8,161      3,981
     Maturity of available for sale fixed maturities             1,902       1,497      1,505
     Maturity of held to maturity fixed maturities                  --          73        121
     Sale of equity securities                                     109          74        170
     Repayment of mortgage loans                                   322         354        227
     Sale of other investments                                      58          65         62
  Cost of:
     Available for sale fixed maturities acquired              (33,811)    (11,031)    (6,679)
     Held to maturity fixed maturities acquired                     --         (17)       (75)
     Equity securities acquired                                   (112)       (113)      (152)
     Mortgage loans acquired                                      (469)       (439)      (451)
     Other investments acquired                                   (715)       (216)       (13)
  Policy loans (net)                                               (32)        (33)       (21)
  Increase (decrease) in loaned securities                          23         422       (222)
  Securities sold under agreements to repurchase (net)             153        (488)       480
                                                              --------    --------    -------
          NET CASH USED IN INVESTING ACTIVITIES                 (3,815)     (1,691)    (1,067)
                                                              --------    --------    -------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits                                                    4,525       2,000      2,016
     Withdrawals                                                (1,396)     (1,026)    (1,154)
     Net transfers from (to) the separate accounts                (536)       (318)      (181)
  Capital contribution received from parent                        300          --         --
                                                              --------    --------    -------
          NET CASH PROVIDED BY FINANCING ACTIVITIES              2,893         656        681
                                                              --------    --------    -------
  Effect of exchange rate changes on cash and cash
     equivalents                                                    --          (3)         4
                                                              --------    --------    -------
Net increase (decrease) in cash and cash equivalents                23        (320)       139
                                                              --------    --------    -------
Cash and cash equivalents, beginning of year                       767       1,087        948
                                                              --------    --------    -------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    790    $    767    $ 1,087
                                                              ========    ========    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2001, 2000 AND 1999

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. NYLIAC offers a wide variety of interest sensitive insurance and annuity products to a large cross section of the insurance market. NYLIAC markets its products in all 50 of the United States, the District of Columbia and Taiwan, primarily through its agency force and the agency force of Taiwan. In addition, NYLIAC markets Corporate Owned Life Insurance through independent brokers and brokerage general agents.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements of life insurance enterprises requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation.

INVESTMENTS

     Fixed maturity investments, which NYLIAC has both the ability and the intent to hold to maturity, are stated at amortized cost. Investments classified as available for sale are reported at fair value. Unrealized gains and losses on available for sale securities are reported in stockholder's equity, net of deferred taxes, and certain deferred acquisition cost and policyholder account balance offsets. Significant changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective adjustment method. The cost basis of fixed maturity and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net income.

     Equity securities are carried at fair value with related unrealized gains and losses reflected in other comprehensive income, net of deferred taxes, and certain deferred acquisition cost and policyholder account balance offsets.

     Mortgage loans on real estate are carried at unpaid principal balances, net of valuation allowances, and are secured. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the fair value of the collateral.

     Investment real estate, which NYLIAC has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of investments in limited partnerships and limited liability companies, which are carried on the equity method of accounting.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the balance sheet and are carried at amortized cost, which approximates fair value.

     Derivative financial instruments are accounted for at fair market value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the balance sheet. These consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for annuities. Changes in assumptions are reflected in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

     For certain products sold in Taiwan, including whole life, periodic endowment and endowment contracts, the deferred policy acquisition costs are amortized over the life of the contract in proportion to gross premiums.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the insurer for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize capitalized policy acquisition costs. Policy benefits and claims that are charged to expenses include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals and charges. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods.

FEDERAL INCOME TAXES

     NYLIAC is a member of a group which files a consolidated Federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that NYLIAC is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES -- (CONTINUED)

prior years. Deferred income tax assets and liabilities are recognized for the future tax consequence of temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities.

     Current Federal income taxes include a provision for NYLIAC's share of the equity base tax applicable to mutual life insurance companies and their insurance subsidiaries. The amount recorded is based on NYLIAC's estimate of the differential earnings rate ("DER") (the actual rate will be announced at a later date by the Internal Revenue Service ("IRS")) used to compute the equity base tax for current and prior years.

REINSURANCE

     NYLIAC enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. NYLIAC remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. NYLIAC evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

SEPARATE ACCOUNTS

     NYLIAC has established separate accounts with varying investment objectives, which are segregated from NYLIAC's general account, and are maintained for the benefit of separate account policyholders and NYLIAC. Separate account assets are stated at market value. The liability for separate accounts represents policyholders' interests in the separate account assets. For its registered separate accounts, these liabilities include accumulated net investment income and realized and unrealized gains and losses on those assets, and generally reflect market value. For its guaranteed, non-registered separate account, the liability includes interest credited to the policies.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Insurance Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The development of policy reserves and deferred policy acquisition costs for NYLIAC's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     NYLIAC issues certain variable products with various types of guaranteed minimum death benefits features. NYLIAC currently reserves for expected payments resulting from these features. NYLIAC bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market.

     NYLIAC regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed and asset-backed securities is based on historical experience and estimates of future payment experience on the underlying assets. Actual prepayment speeds will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

     As a subsidiary of a mutual life insurance company, NYLIAC is subject to a tax on its equity base. The rates applied to NYLIAC's equity base are determined annually by the IRS after comparison of mutual life insurance company earnings for the year to the average earnings of the 50 largest stock life insurance companies for the prior three years. Due to the timing of earnings information, estimates of the current year's tax rate must be made by management. The ultimate amounts of equity base tax incurred may vary considerably from the original estimates.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2001, NYLIAC adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," ("SFAS 133") as amended by Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment to FASB Statement No. 133," ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. SFAS 133 requires that all derivatives be recorded on the balance sheet at their fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, resulted in a $14 million decrease in other comprehensive income with a corresponding increase of $14 million in net income, net of taxes. Upon its adoption of SFAS No. 133, NYLIAC reclassified $646 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative effect adjustment of $12 million increasing other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001. The net impact on other comprehensive income of these adjustments was a decrease of $2 million, after tax.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, NYLIAC has determined an estimated fair value using either a discounted cash flow approach, including provisions for credit risk generally based upon the assumption such securities will be held to maturity, broker dealer quotations, or management's pricing model.

     At December 31, 2001 and 2000, the maturity distribution of fixed maturities was as follows (in millions):

                                                              2001                       2000
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   628      $   639       $   712      $   710
Due after one year through five years                   3,736        3,838         2,915        2,906
Due after five years through ten years                  5,060        5,088         2,464        2,408
Due after ten years                                     3,267        3,277         2,841        2,707
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government agency             1,047        1,085           956          990
  Other mortgage-backed securities                      4,337        4,415         4,153        4,225
  Other asset-backed securities                         1,307        1,315         1,033        1,047
                                                      -------      -------       -------      -------
     Total Available for Sale                         $19,382      $19,657       $15,074      $14,993
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)


                                                                                         2000
                                                                                -----------------------
                                                                                AMORTIZED    ESTIMATED
HELD TO MATURITY                                                                  COST       FAIR VALUE
----------------                                                                ---------    ----------
Due in one year or less                                                           $ 49          $ 49
Due after one year through five years                                              213           298
Due after five years through ten years                                             171           170
Due after ten years                                                                179           179
Asset-backed securities                                                             15            15
                                                                                  ----          ----
     Total Held to Maturity                                                       $627          $711
                                                                                  ====          ====

     At December 31, 2001 and 2000, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                            2001
                                                     ---------------------------------------------------
                                                     AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST         GAINS         LOSSES      FAIR VALUE
------------------                                   ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                            $   773        $ 22          $  4        $   791
U.S. agencies, state and municipal                        274          20            --            294
Foreign Governments                                       110           3             1            112
Corporate                                              12,581         380           231         12,730
Other mortgage-backed securities                        4,337         100            22          4,415
Other asset-backed securities                           1,307          30            22          1,315
                                                      -------        ----          ----        -------
     Total Available for Sale                         $19,382        $555          $280        $19,657
                                                      =======        ====          ====        =======

                                                                            2000
                                                     ---------------------------------------------------
                                                     AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST         GAINS         LOSSES      FAIR VALUE
------------------                                   ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                            $   735        $ 24          $  1        $   758
U.S. agencies, state and municipal                        221          12             1            232
Foreign Governments                                        51           1            --             52
Corporate                                               8,881         146           348          8,679
Other mortgage-backed securities                        4,153          88            16          4,225
Other asset-backed securities                           1,033          24            10          1,047
                                                      -------        ----          ----        -------
     Total Available for Sale                         $15,074        $295          $376        $14,993
                                                      =======        ====          ====        =======
HELD TO MATURITY
Corporate                                             $   612        $ 92          $  8        $   696
Other                                                      15          --            --             15
                                                      -------        ----          ----        -------
     Total Held to Maturity                           $   627        $ 92          $  8        $   711
                                                      =======        ====          ====        =======

EQUITY SECURITIES

     Estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and a matrix pricing model for private placement securities. At December 31, 2001 and 2000, the distribution of gross unrealized gains and losses on equity securities was as follows (in millions):

                  UNREALIZED    UNREALIZED    ESTIMATED
          COST      GAINS         LOSSES      FAIR VALUE
          ----    ----------    ----------    ----------
  2001    $103       $ 6           $14           $ 95
  2000    $124       $14           $12           $126

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS

     NYLIAC's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair market value of the mortgage loan portfolio at December 31, 2001 and 2000 is estimated to be $2,227 million and $2,046 million, respectively. Fair market values are determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2001 and 2000, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to approximately $27 million and $54 million, respectively, at a fixed market rate of interest. These commitments are diversified by property type and geographic region.

     The general reserve provision for losses on mortgage loans was $4 million at both December 31, 2001 and 2000. There were no specific provisions for losses as of December 31, 2001 and 2000.

     NYLIAC accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is generally recognized on a cash basis. Cash payments on loans in the process of foreclosure are generally treated as a return of principal.

     At December 31, 2001 and 2000, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                   2001        2000
                                                 --------    --------
Property Type:
  Office buildings                                $  776      $  809
  Retail                                             394         396
  Apartments                                         194         167
  Residential                                        494         369
  Other                                              280         252
                                                  ------      ------
     Total                                        $2,138      $1,993
                                                  ======      ======
Geographic Region:
  Central                                         $  573      $  565
  Pacific                                            329         268
  Middle Atlantic                                    469         469
  South Atlantic                                     528         512
  New England                                        170         145
  Other                                               69          34
                                                  ------      ------
     Total                                        $2,138      $1,993
                                                  ======      ======

OTHER INVESTMENTS

     Other investments consist primarily of an investment in a limited liability company, limited partnership interests in real estate, as well as directly owned investments in real estate. The components of other investments as of December 31, 2001 and 2000 were as follows (in millions):

                                                              2001    2000
                                                              ----    ----
Limited liability company                                     $873    $185
Limited partnerships                                            22      38
Real estate                                                     18      34
Other                                                            4       3
                                                              ----    ----
     Total other investments                                  $917    $260
                                                              ====    ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER INVESTMENTS -- (CONTINUED)

     Accumulated depreciation on real estate at December 31, 2001 and 2000, was $5 million and $8 million, respectively. Depreciation expense totaled $1 million in 2001, $1 million in 2000 and $3 million in 1999.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $14 million and $13 million at December 31, 2001 and 2000, respectively, were on deposit with Governmental authorities or trustees as required by certain insurance laws and are included on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2001, 2000 and 1999, are as follows (in millions):

                                                 2001      2000      1999
                                                ------    ------    ------
Fixed maturities                                $1,238    $1,121    $1,013
Equity securities                                    6         7        10
Mortgage loans                                     155       147       134
Policy loans                                        47        46        41
Other investments                                   45        26        33
                                                ------    ------    ------
  Gross investment income                        1,491     1,347     1,231
Investment expenses                                (39)      (32)      (51)
                                                ------    ------    ------
     Net investment income                      $1,452    $1,315    $1,180
                                                ======    ======    ======

     During 1999 a fixed maturity investment that had been classified as held to maturity was transferred to available for sale and subsequently sold due to credit deterioration. The investment had an amortized cost of $10,052,000, and the sale resulted in a realized gain of $82,000.

     For the years ended December 31, 2001, 2000 and 1999, realized investment gains (losses) computed under the specific identification method are as follows (in millions):

                                                2001                           2000                           1999
                                      -------------------------      -------------------------      -------------------------
                                      GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                      -----              ------      -----              ------      -----              ------
REALIZED GAINS (LOSSES):
Fixed maturities                      $163               $(217)      $ 80               $(157)      $ 64                $(87)
Equity securities                       11                  (9)        17                  (7)        34                  (8)
Mortgage loans                          --                  (1)         8                  (1)         4                  --
Derivative instruments                   1                  (7)        --                  --         --                  --
Other investments                       10                  (1)        25                  (4)         7                  (2)
                                      ----               -----       ----               -----       ----                ----
     Subtotal                         $185               $(235)      $130               $(169)      $109                $(97)
                                      ====               =====       ====               =====       ====                ====
Total net investment gains (losses)             $(50)                          $(39)                          $12
                                                ====                           ====                           ===

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on fixed maturities available for sale are included in the Balance Sheet as a component of "Accumulated other comprehensive income (loss)". Changes in these amounts include reclassification adjustments to avoid double counting in "Comprehensive income" items that are part

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

of "Net income" for a period that also had been part of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, 2001, 2000 and 1999 are as follows (in millions):

                                                             2001    2000     1999
                                                             ----    -----    -----
Net unrealized investments gains (losses), beginning of the
  year                                                       $(31)   $(191)   $ 201
                                                             ----    -----    -----
Cumulative effect of a change in accounting principle          (2)      --       --
                                                             ----    -----    -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains (losses) arising
       during the period                                      172      220     (612)
     Less: Reclassification adjustments for gains (losses)
       included in net income                                 (64)     (41)       1
                                                             ----    -----    -----
     Change in net unrealized investment gains (losses),
       net of adjustments                                     236      261     (613)
Impact of net unrealized investment gains (losses) on:
     Policyholders' account balance                            --       (3)      (7)
     Deferred policy acquisition costs                        (99)     (98)     228
                                                             ----    -----    -----
Change in net unrealized investment gains (losses)            137      160     (392)
                                                             ----    -----    -----
Net unrealized investment gains (losses), end of year        $104    $ (31)   $(191)
                                                             ====    =====    =====

     Net unrealized gains (losses) on investments arising during the periods reported in the above table are net of income tax expense (benefit) of $93 million, $118 million and $(330) million for the years ended December 31, 2001, 2000 and 1999, respectively.

     Reclassification adjustments reported in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax benefit of $34 million, $22 million and $0 million, respectively.

     Policyholders' account balance reported in the above table are net of income tax benefit of $2 million and $3 million for the years ended December 31, 2000 and 1999, respectively.

     Deferred policy acquisition costs in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax expense (benefit) of $(53) million, $(53) million and $122 million, respectively.

NOTE 5 -- INSURANCE LIABILITIES

     NYLIAC's annuity contracts are primarily deferred annuities. The carrying value, which approximates fair value, of NYLIAC's liabilities for deferred annuities at December 31, 2001 and 2000, was $10,247 million and $7,944 million, respectively.

NOTE 6 -- SEPARATE ACCOUNTS

     NYLIAC maintains eight non-guaranteed, registered separate accounts for its variable deferred annuity and variable life products. NYLIAC maintains investments in the registered separate accounts of $67 million and $40 million at December 31, 2001 and 2000, respectively. The assets of the separate accounts, which are carried at market value, represent investments in shares of the New York Life sponsored MainStay VP Series Fund and other non-proprietary funds.

     NYLIAC maintains one guaranteed separate account for universal life insurance policies. This account provides a minimum guaranteed interest rate with a market value adjustment imposed upon certain surrenders. The assets of this separate account are carried at market value.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs (DAC) for the years ended December 31, 2001, 2000 and 1999 is as follows (in millions):

                                                              2001      2000      1999
                                                             ------    ------    ------
Balance at beginning of year before adjustment
  for unrealized gains (losses) on investments               $1,630    $1,326    $1,028
Current year additions                                          558       444       372
Amortized during year                                          (179)     (140)      (74)
                                                             ------    ------    ------
Balance at end of year before adjustment for unrealized
  gains (losses) on investments                               2,009     1,630     1,326
Adjustment for unrealized gains (losses) on investments        (122)       30       181
                                                             ------    ------    ------
Balance at end of year                                       $1,887    $1,660    $1,507
                                                             ======    ======    ======

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense included in the accompanying Statement of Income is as follows (in millions):

                                                          2001    2000    1999
                                                          ----    ----    ----
Current:
  Federal before prior years adjustment                   $ 32    $ 15    $ 56
  Prior years adjustment                                   (24)    (18)     (4)
  State and local                                            2       2       4
                                                          ----    ----    ----
                                                            10      (1)     56
                                                          ====    ====    ====
Deferred:
  Federal                                                   21      54      57
                                                          ----    ----    ----
Net income tax expense                                    $ 31    $ 53    $113
                                                          ====    ====    ====

     The components of the net deferred tax liability as of December 31, 2001 and 2000 are as follows (in millions):

                                                              2001    2000
                                                              ----    ----
Deferred tax assets:
  Future policyholder benefits                                $358    $303
  Employee and agents benefits                                  57      53
                                                              ----    ----
     Gross deferred tax assets                                 415     356
                                                              ====    ====
Deferred tax liabilities:
  Deferred policy acquisition costs                            513     406
  Investments                                                   63      13
  Other                                                         26      24
                                                              ----    ----
     Gross deferred tax liabilities                            602     443
                                                              ----    ----
       Net deferred tax liability                             $187    $ 87
                                                              ====    ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

     Set forth below is a reconciliation of the Federal income tax rate to the effective tax rate for 2001, 2000 and 1999:

                                                            2001     2000     1999
                                                           ------    -----    -----
Statutory federal income tax rate                            35.0%    35.0%    35.0%
Current year equity base tax                                 12.5     13.6      5.9
True down of prior year equity base tax                     (20.1)    (9.2)      --
Tax exempt income                                            (4.9)    (4.2)    (1.4)
Other                                                         0.9     (1.2)    (0.4)
                                                           ------    -----    -----
Effective tax rate                                           23.4%    34.0%    39.1%
                                                           ======    =====    =====

     NYLIAC's Federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1995. There were no material effects on NYLIAC's results of operations as a result of these audits. NYLIAC believes that its recorded income tax liabilities are adequate for all open years.

     In March 2002, the Job Creation and Worker Assistance Act of 2002 was passed to provide tax relief and stimulate the economy. This law requires a "tax holiday" related to the Company's equity base tax for the three year period beginning 2001. The Company has accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount will be reflected as an adjustment to current income taxes incurred in 2002.

NOTE 9 -- REINSURANCE

     NYLIAC has entered into cession reinsurance agreements on a coinsurance basis with non-affiliated companies and on a yearly renewable term basis with affiliated and non-affiliated companies. Under the affiliated agreements included in the accompanying Statement of Income are $2 million, $2.3 million and $1.5 million of ceded premiums at December 31, 2001, 2000 and 1999, respectively.

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     NYLIAC uses derivative financial instruments to manage interest rate, currency, commodity and market risk. These derivative financial instruments include foreign exchange forward contracts, foreign currency options, equity total return swaps, interest rate swaps, commodity swaps and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     NYLIAC deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. NYLIAC has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the future creditworthiness of counterparties. NYLIAC uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. NYLIAC formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. For cashflow hedges of interest rate risk, NYLIAC uses either qualitative assessment, if appropriate or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cashflows method is used to measure hedge ineffectiveness when appropriate. NYLIAC does not have any fair value hedges at December 31, 2001. NYLIAC will discontinue hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available for sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). During 2001, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There are no cashflow hedges of forecasted transactions as of December 31, 2001. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2001 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $4 million.

     NYLIAC may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, NYLIAC assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains or losses. If NYLIAC is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2001, there were no such embedded derivatives that could not be separated from their host contracts.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     NYLIAC participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2001 and 2000, $829 million and $755 million, respectively, of NYLIAC's fixed maturities and equity securities were on loan to others. Collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively, is obtained. The market value of securities

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

LOANED SECURITIES AND REPURCHASE AGREEMENTS -- (CONTINUED)

loaned is monitored on a daily basis with additional collateral obtained as necessary. Such assets reflect the extent of NYLIAC's involvement in securities lending, not NYLIAC's risk of loss.

     NYLIAC enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, NYLIAC obtains the use of funds from a broker for approximately one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2001 of $284 million ($132 million at December 31,
2000) approximates fair value. The investments acquired with the funds received from the securities sold are included in other investments in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides NYLIAC with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges NYLIAC for the identified costs associated with these services and facilities under the terms of a Service Agreement between New York Life and NYLIAC. Such costs, amounting to $458 million for the year ended December 31, 2001 ($476 million for 2000 and $393 million for 1999) are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, NYLIAC is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. NYLIAC was allocated $10 million for its share of the net periodic post-retirement benefits expense in 2001 ($7 million and $12 million in 2000 and 1999, respectively) and $(6) million for the post-employment benefits expense in 2001 ($2 million in 2000 and $3 million in 1999) under the provisions of the Service Agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, in 1999 New York Life concluded a comprehensive expense reduction program expected to streamline processes and improve profitability. As a result of job eliminations and early retirement benefits as defined in management's termination plan, NYLIAC was allocated $16 million for its share of these restructuring costs in 1999, which are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     For the year ended December 31, 2001, NYLIAC recorded annuity and universal life fees of $8 million from New York Life Investment Management, LLC, a wholly owned subsidiary of New York Life for administration and advisory fees.

     At December 31, 2001 and 2000, NYLIAC had a net liability of $157 million and $111 million, respectively for the above described services which are included in other liabilities in the accompanying Balance Sheet.

     In 2001, NYLIAC received a capital contribution in the amount of $300 million from its parent company, New York Life.

     In 1999 NYLIAC sold a $197 million Corporate Sponsored Variable Universal Life (CSVUL) policy and a $82 million Corporate Sponsored Universal Life (CSUL) policy to a Voluntary Employee Benefit Association (VEBA) trust. This trust was established to fund New York Life's retired employees medical and dental benefits. In addition, in 1999 NYLIAC sold a Corporate Owned Life (COLI) policy to New York Life for $180 million in premiums. This policy was sold on the same basis as policies sold to unrelated customers.

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $20 million, $8 million, and $52 million during 2001, 2000 and 1999, respectively.

     Total interest paid was $21 million, $12 million and $30 million during 2001, 2000 and 1999, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department recognizes only

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 14 -- STATUTORY FINANCIAL INFORMATION -- (CONTINUED)

statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

     At December 31, 2001 and 2000, statutory stockholder's equity was $1,335 million and $1,098 million, respectively. Statutory net income/(loss) for the years ended December 31, 2001, 2000 and 1999 was $(82.6) million, $0.4 million and $63 million, respectively.

     The State of Delaware Insurance Department has adopted the NAIC's Codification of Statutory Accounting Principles guidance, effective January 1, 2001. The effect of adoption was a net increase in statutory surplus of approximately $27 million.

     NYLIAC is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of NYLIAC's surplus or one hundred percent of net gain from operations.

     No dividends were paid or declared for the years ended December 31, 2001, 2000 and 1999.

     As of December 31, 2001, the amount of available and accumulated funds derived from earned surplus from which NYLIAC can pay dividends is $530 million. The maximum amount of dividends which may be paid in 2002 without prior approval is $133 million.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by Statement of Financial Accounting Standards No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment to FASB Statement No. 133.

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, New York 10036
March 12, 2002

                          PROSPECTUS DATED MAY 1, 2002


                                      FOR

                        MAINSTAY ACCESS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium MainStay Access Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning needs. You can use the policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a tax penalty), a choice of when income payments commence, and a guaranteed death benefit if the owner or Annuitant dies before income payments have commenced.


     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account option and up to 18 of the 31 Investment Divisions listed below.



  -    MainStay VP Bond
  -    MainStay VP Capital Appreciation
  -    MainStay VP Cash Management
  -    MainStay VP Convertible
  -    MainStay VP Equity Income
  -    MainStay VP Government
  -    MainStay VP Growth Equity
  -    MainStay VP High Yield Corporate Bond
  -    MainStay VP Indexed Equity
  -    MainStay VP International Equity
  -    MainStay VP Small Cap Growth
  -    MainStay VP Total Return
  -    MainStay VP Value
  -    MainStay VP American Century Income & Growth
  -    MainStay VP Dreyfus Large Company Value
  -    MainStay VP Eagle Asset Management Growth Equity
  -    MainStay VP Lord Abbett Developing Growth
  -    Alger American Small Capitalization
  -    Calvert Social Balanced
  -    Dreyfus IP Technology Growth (Initial Shares)
  -    Fidelity VIP Contrafund(R) (Initial Class)
  -    Fidelity VIP Equity-Income (Initial Class)
  -    Janus Aspen Series Balanced
  -    Janus Aspen Series Worldwide Growth
  -    MFS(R) Investors Trust Series
  -    MFS(R) Research Series
  -    MFS(R) Utilities Series
  -    Neuberger Berman AMT Mid-Cap Growth
  -    T. Rowe Price Equity Income
  -    Van Eck Worldwide Hard Assets
  -    Van Kampen UIF Emerging Markets Equity
       (formerly known as Morgan Stanley UIF
       Emerging Markets Equity)



     We do not guarantee the investment performance of these Investment Divisions. Depending on market conditions, you can make or lose money in any of the Investment Divisions.


     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by the current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund (VIP), the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, The Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc. and the Van Eck Worldwide Insurance Trust (the "Funds", each individually a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact us at (800) 762-6212 or your registered representative if you do not have the accompanying book of underlying fund prospectuses.


     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 762-6212 or write to us at the address above.


     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
DEFINITIONS............................    3
FEE TABLE..............................    4
QUESTIONS AND ANSWERS ABOUT MAINSTAY
  ACCESS VARIABLE ANNUITY..............    8
FINANCIAL STATEMENTS...................   14
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................   17
  New York Life Insurance and Annuity
     Corporation.......................   17
  The Separate Account.................   17
  The Portfolios.......................   17
  Additions, Deletions or Substitutions
     of Investments....................   18
  Reinvestment.........................   19
THE POLICIES...........................   19
  Selecting the Variable Annuity That's
     Right for You.....................   19
  Qualified and Non-Qualified
     Policies..........................   20
  Policy Application and Premium
     Payments..........................   21
  Payments Returned for Insufficient
     Funds.............................   21
  Your Right to Cancel ("Free Look")...   22
  Issue Ages...........................   22
  Transfers............................   22
     (a) Limits on Transfers...........   22
  Procedures for Telephone
     Transactions......................   23
  Dollar Cost Averaging Program........   23
  Automatic Asset Reallocation.........   24
  Accumulation Period..................   24
     (a) Crediting of Premium
          Payments.....................   24
     (b) Valuation of Accumulation
          Units........................   24
  Riders...............................   25
     (a) Enhanced Beneficiary Benefit
          Rider........................   25
     (b) Enhanced Spousal Continuance
          Rider........................   26
  Policy Owner Inquiries...............   27
  Records and Reports..................   27
CHARGES AND DEDUCTIONS.................   27
  Separate Account Charge..............   27
  Policy Service Charge................   27



                                         PAGE
                                         ----
  Enhanced Beneficiary Benefit Rider
     Charge............................   27
  Fund Charges.........................   28
  Transfer Fees........................   28
  Group and Sponsored Arrangements.....   28
  Taxes................................   28
DISTRIBUTIONS UNDER THE POLICY.........   28
  Surrenders and Withdrawals...........   28
     (a) Surrenders....................   29
     (b) Partial Withdrawals...........   29
     (c) Periodic Partial
          Withdrawals..................   29
     (d) Hardship Withdrawals..........   29
  Required Minimum Distribution........   29
  Our Right to Cancel..................   30
  Annuity Commencement Date............   30
  Death Before Annuity Commencement....   30
  Income Payments......................   31
     (a) Election of Income Payment
          Options......................   31
     (b) Proof of Survivorship.........   32
  Delay of Payments....................   32
  Designation of Beneficiary...........   32
  Restrictions Under Internal Revenue
     Code Section 403(b)(11)...........   32
THE FIXED ACCOUNT......................   33
     (a) Interest Crediting............   33
     (b) Transfers to Investment
          Divisions....................   33
FEDERAL TAX MATTERS....................   33
  Introduction.........................   33
  Taxation of Annuities in General.....   34
  Qualified Plans......................   35
     (a) Section 403(a) Plans..........   35
     (b) Section 403(b) Plans..........   35
     (c) Individual Retirement
          Annuities....................   35
     (d) Roth Individual Retirement
          Annuities....................   35
     (e) Inherited IRAs................   35
     (f)  Deferred Compensation
       Plans...........................   35
DISTRIBUTOR OF THE POLICIES............   36
VOTING RIGHTS..........................   36
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION...............   37


     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ATTACHED SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value and the Fixed Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which we are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policy owner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and policy service charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use in connection with employee retirement plans that qualify for special federal income tax treatment.

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which we measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies issued under employee retirement plans that qualify for special federal income tax treatment.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                                   FEE TABLE
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                              MAINSTAY VP    MAINSTAY VP
                                                                MAINSTAY VP     CAPITAL         CASH       MAINSTAY VP
                                                                   BOND       APPRECIATION   MANAGEMENT    CONVERTIBLE
                                                                -----------   ------------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Transfer Fee..............................................    There is no transfer fee on the first 12 transfers in
                                                                any Policy Year. NYLIAC reserves the right to charge
                                                                up to $30 for each transfer in excess of 12 transfers
                                                                per Policy Year.
  Annual Policy Service Charge..............................    $40 per policy for policies with less than $50,000 of
                                                                Accumulation Value.
  Enhanced Beneficiary Benefit Rider Charge (optional)......    Maximum annual charge of 1.00% of the Policy's
                                                                Accumulation Value, applied on a quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense risk and administrative fees)...................       1.55%         1.55%          1.55%         1.55%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees.............................................       0.25%         0.36%          0.25%         0.36%
  Administration Fees.......................................       0.20%         0.20%          0.20%         0.20%
  Other Expenses............................................       0.07%         0.07%          0.09%         0.11%
  Total Fund Annual Expenses................................       0.52%         0.63%          0.54%         0.67%

                                                              MAINSTAY VP                 MAINSTAY VP
                                                                EQUITY      MAINSTAY VP     GROWTH
                                                                INCOME      GOVERNMENT      EQUITY
                                                              -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
                                                              up to $30 for each transfer in excess
  Transfer Fee..............................................  of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................
  Enhanced Beneficiary Benefit Rider Charge (optional)......
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense risk and administrative fees)...................     1.55%         1.55%         1.55%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees.............................................     0.70%(b)      0.30%         0.25%
  Administration Fees.......................................        --(b)      0.20%         0.20%
  Other Expenses............................................     0.24%         0.10%         0.05%
  Total Fund Annual Expenses................................     0.94%(c)      0.60%         0.50%



                                                                MAINSTAY VP
                                                                HIGH YIELD    MAINSTAY VP    MAINSTAY VP    MAINSTAY VP
                                                                 CORPORATE      INDEXED     INTERNATIONAL    SMALL CAP
                                                                   BOND         EQUITY         EQUITY         GROWTH
                                                                -----------   -----------   -------------   -----------
OWNER TRANSACTION EXPENSES
  Transfer Fee..............................................    There is no transfer fee on the first 12 transfers in
                                                                any Policy Year. NYLIAC reserves the right to charge up
                                                                to $30 for each transfer in excess of 12 transfers per
                                                                Policy Year.
  Annual Policy Service Charge..............................    $40 per policy for policies with less than $50,000 of
                                                                Accumulation Value.
  Enhanced Beneficiary Benefit Rider Charge (optional)......    Maximum annual charge of 1.00% of the Policy's
                                                                Accumulation Value, applied on a quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense risk and administrative fees)...................       1.55%         1.55%          1.55%          1.55%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees.............................................       0.30%         0.10%          0.60%          1.00%(b)
  Administration Fees.......................................       0.20%         0.20%          0.20%          0.00%(b)
  Other Expenses............................................       0.08%         0.07%          0.32%          0.24%
  Total Fund Annual Expenses................................       0.58%         0.37%          1.12%          1.24%(d)

                                                                                          MAINSTAY VP   MAINSTAY VP
                                                                                           AMERICAN       DREYFUS
                                                              MAINSTAY VP                   CENTURY        LARGE
                                                                 TOTAL      MAINSTAY VP    INCOME &       COMPANY
                                                                RETURN         VALUE        GROWTH         VALUE
                                                              -----------   -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
                                                              up to $30 for each transfer in excess of 12 transfers
  Transfer Fee..............................................  per Policy Year.
  Annual Policy Service Charge..............................
  Enhanced Beneficiary Benefit Rider Charge (optional)......
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense risk and administrative fees)...................     1.55%         1.55%         1.55%         1.55%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees.............................................     0.32%         0.36%         0.50%         0.60%
  Administration Fees.......................................     0.20%         0.20%         0.20%         0.20%
  Other Expenses............................................     0.07%         0.08%         0.18%         0.19%
  Total Fund Annual Expenses................................     0.59%         0.64%         0.88%         0.99%

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                               MAINSTAY VP    MAINSTAY VP       ALGER
                                                               EAGLE ASSET    LORD ABBETT      AMERICAN      CALVERT    DREYFUS IP
                                                               MANAGEMENT     DEVELOPING        SMALL         SOCIAL    TECHNOLOGY
                                                              GROWTH EQUITY     GROWTH      CAPITALIZATION   BALANCED     GROWTH
                                                              -------------   -----------   --------------   --------   ----------
OWNER TRANSACTION EXPENSES
  Transfer Fee..............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................  $40 per policy for policies with less than $50,000 of Accumulation
                                                              Value.
  Enhanced Beneficiary Benefit Rider Charge (optional)......  Maximum annual charge of 1.00% of the Policy's Accumulation Value, applied on a quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense risk and administrative fees)...................      1.55%          1.55%          1.55%          1.55%       1.55%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees.............................................      0.50%          0.60%          0.85%         0.425%       0.75%
  Administration Fees.......................................      0.20%          0.20%             --         0.275%          --
  Other Expenses............................................      0.10%          0.28%          0.07%          0.18%       0.12%
  Total Fund Annual Expenses................................      0.80%          1.08%          0.92%          0.88%(e)    0.87%(f)

                                                                                              JANUS
                                                                              FIDELITY VIP    ASPEN
                                                              FIDELITY VIP      EQUITY-       SERIES
                                                              CONTRAFUND(R)      INCOME      BALANCED
                                                              -------------   ------------   --------
OWNER TRANSACTION EXPENSES
                                                              charge up to $30 for each transfer in
  Transfer Fee..............................................  excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................
  Enhanced Beneficiary Benefit Rider Charge (optional)......
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense risk and administrative fees)...................      1.55%          1.55%        1.55%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees.............................................      0.58%          0.48%        0.65%
  Administration Fees.......................................         --             --           --
  Other Expenses............................................      0.10%          0.10%        0.01%
  Total Fund Annual Expenses................................      0.68%(g)       0.58%(g)     0.66%


                                                              JANUS ASPEN                                            NEUBERGER
                                                                SERIES          MFS(R)         MFS(R)     MFS(R)     BERMAN AMT
                                                               WORLDWIDE    INVESTORS TRUST   RESEARCH   UTILITIES    MID-CAP
                                                                GROWTH          SERIES         SERIES     SERIES       GROWTH
                                                              -----------   ---------------   --------   ---------   ----------
OWNER TRANSACTION EXPENSES
  Transfer Fee..............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................  $40 per policy for policies with less than $50,000 of
                                                              Accumulation Value.
  Enhanced Beneficiary Benefit Rider Charge (optional)......  Maximum annual charge of 1.00% of the Policy's Accumulation
                                                              Value, applied on a quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense risk and administrative fees)...................     1.55%           1.55%         1.55%       1.55%       1.55%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees.............................................     0.65%           0.75%         0.75%       0.75%       0.54%
  Administration Fees.......................................        --              --            --          --       0.30%
  Other Expenses............................................     0.04%           0.15%         0.15%       0.18%       0.07%
  Total Fund Annual Expenses................................     0.69%           0.90%(h)      0.90%(h)    0.93%(h)    0.91%(i)

                                                                                             VAN KAMPEN
                                                              T. ROWE PRICE     VAN ECK     UIF EMERGING
                                                                 EQUITY        WORLDWIDE      MARKETS
                                                                 INCOME       HARD ASSETS      EQUITY
                                                              -------------   -----------   ------------
OWNER TRANSACTION EXPENSES
                                                              charge up to $30 for each transfer in
  Transfer Fee..............................................  excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................
  Enhanced Beneficiary Benefit Rider Charge (optional)......
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality and
    expense risk and administrative fees)...................      1.55%          1.55%         1.55%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees.............................................      0.85%(j)       1.00%         1.25%
  Administration Fees.......................................         --             --         0.25%
  Other Expenses............................................         --          0.18%         0.62%
  Total Fund Annual Expenses................................      0.85%          1.18%         2.12%(k)


------------

(a) The Fund or its agents provided the fees and charges, which are based on 2001 expenses and may reflect estimated charges. We have not verified the accuracy of the information provided by the agents.


(b) The fees designated as "Advisory Fees" reflect "Management Fees", which includes both Advisory Fees and Administrative Fees for this Investment Division.


(c) "Other Expenses" are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to reduce its fees and reimburse the operating expense of the Portfolio to the extent such expenses would cause "Total Fund Annual Expenses" to exceed 0.89% of average daily net assets. This fee reduction and reimbursement agreement may be terminated by NYLIM at any time. After taking into account this fee reduction and reimbursement agreement, estimated "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" for the current year are 0.65%, 0.24% and 0.89% respectively.


(d)"Other Expenses" are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to reduce its fees and reimburse the operating expense of the Portfolio to the extent such expenses would cause "Total Fund Annual Expenses" to exceed 0.95% of average daily net assets. This fee reduction and reimbursement agreement may be terminated by NYLIM at any time. After taking into account this fee reduction and reimbursement agreement, estimated "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" for the current year are 0.71%, 0.24% and 0.95% respectively.


(e) "Other Expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be 0.87% for Social Balanced.


(f) These expenses are for the fiscal year ended December 31, 2001. Expenses in the current year and in future years may be higher or lower than the expenses presented.


(g) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

(h) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series expenses. "Other Expenses" do not take into account these expense reductions, and therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal 0.90% for Research Series, 0.90% for Investors Trust Series and 0.93% for Utilities Series.

(i) Neuberger Berman Management, Inc. ("NBMI")) has undertaken through April 30, 2005 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed in the aggregate, 1% of the average daily net asset value. The expense reimbursement arrangement is contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Fund to exceed its respective limitation.


(j) The "Advisory Fees" include the ordinary operating expenses of the Fund.


(k) The management fee for certain portfolios may be reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the portfolio's adviser to the extent total annual operating expenses exceed 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Had these fee reductions been taken into account, the "Advisory Fees", "Administration Fees", Other Expenses" and "Total Fund Annual Expenses", respectively, would be 0.98%, 0.25%, 0.62%, 1.85%. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio are 0.10% of such investment related expenses.

EXAMPLES(1)


     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the Separate Account and the Funds. However, the table does not reflect the charges for the optional Enhanced Beneficiary Benefit Rider, which, under the assumptions stated below, would add a maximum charge of $10.25 in the first Policy Year, $32.00 in the first three Policy Years, $55.50 in the first five Policy Years, and $122.90 in the first ten Policy Years to the numbers listed below. Charges and expenses may be higher or lower in future years. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes on surrender of the policy or on the Annuity Commencement Date.


     You would pay the following expenses on a $1,000 investment in one of the Investment Divisions listed, assuming a 5% annual return on assets, whether you surrender, annuitize or do not surrender your policy at the end of the stated time period:


                                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                          --------   --------   --------   --------
                MainStay VP Bond........................................   $22.87    $ 70.46    $120.69    $258.68
                MainStay VP Capital Appreciation........................   $23.99    $ 73.86    $126.35    $270.01
                MainStay VP Cash Management.............................   $23.87    $ 71.08    $121.72    $260.75
                MainStay VP Convertible.................................   $24.40    $ 75.09    $128.41    $274.10
                MainStay VP Equity Income...............................   $27.16    $ 83.36    $142.16    $301.30
                MainStay VP Government..................................   $23.68    $ 72.94    $124.81    $266.92
                MainStay VP Growth Equity...............................   $22.66    $ 69.86    $119.66    $256.60
                MainStay VP High Yield Corporate Bond...................   $23.48    $ 72.32    $123.78    $264.88
                MainStay VP Indexed Equity..............................   $21.33    $ 65.83    $112.93    $243.01
                MainStay VP International Equity........................   $29.01    $ 88.85    $151.24    $319.04
                MainStay VP Small Cap Growth............................   $27.16    $ 83.36    $142.16    $301.30
                MainStay VP Total Return................................   $23.58    $ 72.63    $124.30    $265.91
                MainStay VP Value.......................................   $24.09    $ 74.17    $126.88    $271.05
                MainStay VP American Century Income & Growth............   $26.55    $ 81.53    $139.11    $295.33
                MainStay VP Dreyfus Large Company Value.................   $27.68    $ 84.90    $144.70    $306.27
                MainStay VP Eagle Asset Management Growth Equity........   $25.73    $ 79.07    $135.04    $287.29
                MainStay VP Lord Abbett Developing Growth...............   $28.60    $ 87.63    $149.22    $315.12
                Alger American Small Capitalization.....................   $26.96    $ 82.75    $141.14    $299.31
                Calvert Social Balanced.................................   $26.55    $ 81.53    $139.11    $295.33
                Dreyfus IP Technology Growth............................   $26.45    $ 81.23    $138.62    $294.34
                Fidelity VIP Contrafund(R)..............................   $24.50    $ 75.40    $128.92    $275.12
                Fidelity VIP Equity-Income..............................   $23.48    $ 72.32    $123.78    $264.88
                Janus Aspen Series Balanced.............................   $24.29    $ 74.77    $127.87    $273.08
                Janus Aspen Series Worldwide Growth.....................   $24.60    $ 75.70    $129.41    $276.13
                MFS(R) Investors Trust Series...........................   $26.75    $ 82.13    $140.13    $297.32
                MFS(R) Research Series..................................   $26.75    $ 82.13    $140.13    $297.32
                MFS(R) Utilities Series.................................   $27.06    $ 83.05    $141.64    $300.30
                Neuberger Berman AMT Mid-Cap Growth.....................   $26.86    $ 82.45    $140.65    $298.32
                T. Rowe Price Equity Income.............................   $26.24    $ 80.60    $137.58    $292.31
                Van Eck Worldwide Hard Assets...........................   $29.62    $ 90.67    $154.24    $324.86
                Van Kampen UIF Emerging Markets Equity..................   $39.24    $118.98    $200.46    $411.93


------------

(1) For purposes of calculating these examples, we have expressed the annual policy service charge as an annual percentage of assets based on the average size of policies having an Accumulation Value of less than $50,000 as of December 31, 2001. This average size is $25,000. This calculation method reasonably reflects the annual policy service charge applicable to policies having an Accumulation Value of less than $50,000. The annual policy service charge does not apply to policies having an Accumulation Value of $50,000 or greater. The expenses shown, therefore, would be slightly lower if your policy's Accumulation Value is $50,000 or greater.


THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES. THE ACTUAL EXPENSES PAID OR PERFORMANCE ACHIEVED MAY BE GREATER OR LESS THAN THOSE SHOWN.

          QUESTIONS AND ANSWERS ABOUT MAINSTAY ACCESS VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT MAINSTAY ACCESS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS MAINSTAY ACCESS VARIABLE ANNUITY?


     MainStay Access Variable Annuity is a flexible premium deferred variable retirement annuity policy. NYLIAC issues the policy. You may allocate premium payments to one or more of the Investment Divisions of the Separate Account, or to the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Account.


2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENT?

     You can allocate your premium payments to one or more of the following Allocation Alternatives:

        SEPARATE ACCOUNT


             The Separate Account currently consists of 37 Investment Divisions, 31 of which are currently available under this product. The available Investment Divisions are listed on the first page of this Prospectus. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


        FIXED ACCOUNT

             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will reflect a guaranteed interest rate. (See "THE FIXED ACCOUNT.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?


     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date. Generally, you can transfer a minimum amount of $500, unless we agree otherwise. You can make unlimited transfers each Policy Year subject to the Limits of Transfers. We reserve the right to charge up to $30 for each transfer after the first twelve in a given Policy Year. (See "THE POLICIES--TRANSFERS.") You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.


     You can make transfers from the Fixed Account, but certain restrictions may apply. (See "The Fixed Account.") In addition, you can request transfers through Dollar Cost Averaging or the Automatic Asset Reallocation option (See "THE POLICIES--Dollar Cost Averaging and Automatic Asset Reallocation.")

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date we start making Income Payments to you, we will deduct a $40 policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $50,000. In addition, we deduct a daily charge for certain mortality and expense risks NYLIAC assumes and for policy administration expenses. This charge, on an annual basis, is 1.55% of the average daily net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Separate Account Charge.")

     We do not impose any surrender charge on withdrawals or surrenders of the policies.


     If you elect the Enhanced Beneficiary Benefit ("EBB") Rider (in states where available), we will deduct a charge on the first Business Day of each policy quarter that the Rider is in effect based on the Accumulation Value as of that date. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative and from the Fixed Account, if applicable, in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable quarter. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. You should check with your registered representative to determine the percentage we are currently charging before you elect this Rider. This charge will not change once your policy is issued.


     The value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?


     Unless we permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $15,000 for Non-Qualified Policies. You can make additional premium payments of at least $1,000 or such lower amount as we may permit at any time. You have a choice of sending premium payments directly to NYLIAC or through pre-authorized monthly deductions from banks, credit unions or similar accounts. We may agree to other methods of payment. The maximum aggregate amount of premium payments we accept is up to $1,000,000 without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.


6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions and Fixed Account you have selected within two Business Days after receipt, subject to our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received.

     You may allocate the initial premium payment and thereafter may maintain the Accumulation Value in a maximum of 18 Investment Divisions plus the Fixed Account at any one time. (See "THE POLICIES--Automatic Asset Reallocation.") Moreover, you may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $100, or such lower amount as we may permit. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and the number of Allocation Alternatives to which you allocate your Accumulation Value.

7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?


     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals are less than $2,000, we reserve the right to terminate your policy subject to applicable state laws. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.


8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to us. Under most circumstances, you may make a minimum partial withdrawal of $500. You may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?


     If you or the Annuitant dies before the Annuity Commencement Date, we will pay the Beneficiary under the policy an amount equal to the greatest of:


        (a) the Accumulation Value,


        (b) the sum of all premium payments made, less any partial withdrawals and any rider charges, or



        (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any proportional withdrawals, less any rider charges, made since the most recent "Reset Anniversary."

     If the Beneficiary is the spouse of the Annuitant and the owner, see Question 11. (See "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?


     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole Beneficiary (for Non-Qualified, IRA, Roth IRA, and SEP policies only; Inherited IRA policies are excluded). If your spouse chooses to continue the policy, we will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you elect the EBB Rider and the Enhanced Spousal Continuance ("ESC") Rider applies, see the EBB and ESC Riders for details.


12. MAY I RETURN THE POLICY AFTER IT IS DELIVERED?

     You may cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the date we receive the policy without any deduction for premium taxes. This amount may be more or less than your premium payments. Otherwise, you will receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or
(ii) the Accumulation Value on the date we receive the policy, without any deduction for premium taxes. We will set forth the provision in your policy.

13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "Voting Rights.")

14. HOW WILL NYLIAC CALCULATE INVESTMENT PERFORMANCE OF THE SEPARATE ACCOUNT?


     YIELDS. The yield of the MainStay VP Cash Management Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified seven-day period. In calculating the yield, we assume that the income generated for that seven-day period is generated each seven-day period over a 52-week period. The current yield is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned in the MainStay VP Cash Management Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven-day period ended December 31, 2001, the MainStay VP Cash Management Investment Division's yield and effective yield were 0.16% and 0.16%, respectively.



     The yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Divisions refers to the annualized income generated in that Investment Division over a specified thirty-day period. In calculating the yield, we assume that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period. The current yield is shown as a percentage of the investment. For the 30-day period ended December 31, 2001, the annualized yields for the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions were 2.41%, 8.07% and 3.25%, respectively.


     Past performance is no indication of future performance. For additional information regarding the yields described above, please refer to the Statement of Additional Information.


     TOTAL RETURN CALCULATION. The following tables present performance data for each of the Investment Divisions for periods ending December 31, 2001. The average annual total return (if surrendered) data reflect all Separate Account and Fund annual expenses for the currently available Funds shown in the Fee Table. The average annual total return figures assume that the policy is surrendered at the end of the periods shown. The annual policy service charge, which is charged to policies with an Accumulation Value of less than $50,000, is not reflected. This fee, if applicable, would reduce the rates of return. All rates of return include the reinvestment of investment income, including interest and dividends.


     Certain Portfolios existed prior to the date that they were added to an Investment Division of the Separate Account. For periods prior to an Investment Division's inception date, the performance of the Investment Division was derived from the performance of the corresponding Portfolios, as modified to reflect the Separate Account and Fund annual expenses as if the policy had been available during the periods shown. The results shown are not an estimate or guarantee of future investment performance for the Investment Divisions.

                      (This page intentionally left blank)

                          AVERAGE ANNUAL TOTAL RETURN
                     (FOR PERIODS ENDED DECEMBER 31, 2001)




                                                                         MAINSTAY VP    MAINSTAY VP                 MAINSTAY VP
                                                           MAINSTAY VP     CAPITAL         CASH       MAINSTAY VP     EQUITY
                  INVESTMENT DIVISIONS:                       BOND       APPRECIATION   MANAGEMENT    CONVERTIBLE     INCOME
                  ---------------------                       ----       ------------   -----------   -----------   -----------
                PORTFOLIO INCEPTION DATE:                   1/23/84       1/29/93        1/29/93       10/1/96       7/2/01
---------------------------------------------------------
INVESTMENT DIVISION INCEPTION DATE:                         3/13/00       3/13/00        3/13/00       3/13/00       7/2/01
---------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year...................................................      7.59%       -24.40%          2.24%        -3.68%            --
3 Year...................................................      4.11%        -6.36%          3.31%         8.00%            --
5 Year...................................................      5.54%         6.31%          3.44%         8.06%            --
10 Year..................................................      5.46%            --             --            --            --
Since Portfolio Inception................................      7.61%        10.18%          3.11%         8.36%        -1.80%
Since Investment Division Inception*.....................      9.15%       -18.66%          3.12%        -8.45%        -2.15%



                                                                                       MAINSTAY VP
                                                                         MAINSTAY VP   HIGH YIELD    MAINSTAY VP    MAINSTAY VP
                                                           MAINSTAY VP     GROWTH       CORPORATE      INDEXED     INTERNATIONAL
                  INVESTMENT DIVISIONS:                    GOVERNMENT      EQUITY         BOND         EQUITY         EQUITY
                  ---------------------                    ----------    -----------   -----------   -----------   -------------
PORTFOLIO INCEPTION DATE:                                   1/29/93       1/23/84       5/1/95        1/29/93        5/1/95
---------------------------------------------------------
INVESTMENT DIVISION INCEPTION DATE:                         3/13/00       3/13/00       3/13/00       3/13/00       3/13/00
---------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year...................................................      5.00%       -18.36%         3.31%       -13.47%        -15.35%
3 Year...................................................      3.94%        -0.18%         2.10%        -2.79%         -4.85%
5 Year...................................................      5.38%         9.13%         3.67%         8.74%          1.58%
10 Year..................................................         --        11.41%            --            --             --
Since Portfolio Inception................................      4.75%        10.64%         6.31%        11.40%          3.35%
Since Investment Division Inception*.....................      7.66%       -15.72%        -2.57%       -12.00%        -15.19%



                                                                                                     MAINSTAY VP   MAINSTAY VP
                                                                                                      AMERICAN       DREYFUS
                                                           MAINSTAY VP   MAINSTAY VP                   CENTURY        LARGE
                                                            SMALL CAP       TOTAL      MAINSTAY VP    INCOME &       COMPANY
                  INVESTMENT DIVISIONS:                      GROWTH        RETURN         VALUE        GROWTH         VALUE
                  ---------------------                      ------      -----------   -----------   -----------   -----------
PORTFOLIO INCEPTION DATE:                                   7/2/01        1/29/93       5/1/95        5/1/98        5/1/98
---------------------------------------------------------
INVESTMENT DIVISION INCEPTION DATE:                         7/2/01        3/13/00       3/13/00       3/13/00       3/13/00
---------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year...................................................         --       -12.06%        -1.14%        -9.91%        -5.98%
3 Year...................................................         --        -1.54%         5.60%        -2.84%         1.23%
5 Year...................................................         --         6.75%         6.11%            --            --
10 Year..................................................         --            --            --            --            --
Since Portfolio Inception................................     -5.27%         8.50%         9.97%        -0.14%         1.49%
Since Investment Division Inception*.....................     -2.42%       -12.95%         5.78%       -11.68%        -0.97%



                                                           MAINSTAY VP                                                DREYFUS IP
                                                           EAGLE ASSET   MAINSTAY VP       ALGER                      TECHNOLOGY
                                                           MANAGEMENT    LORD ABBETT      AMERICAN        CALVERT       GROWTH
                                                             GROWTH      DEVELOPING        SMALL          SOCIAL       (INITIAL
                  INVESTMENT DIVISIONS:                      EQUITY        GROWTH      CAPITALIZATION    BALANCED       SHARES)
                  ---------------------                    -----------   -----------   --------------    --------     ----------
PORTFOLIO INCEPTION DATE:                                   5/1/98        5/1/98        9/21/88          9/2/86        8/31/99
---------------------------------------------------------
INVESTMENT DIVISION INCEPTION DATE:                         3/13/00       3/13/00       3/13/00          3/13/00       7/2/01
---------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year...................................................    -17.85%        -8.76%        -30.60%          -8.37%       -34.16%
3 Year...................................................      5.89%        -1.82%        -11.09%          -1.14%            --
5 Year...................................................         --            --         -2.59%           5.52%            --
10 Year..................................................         --            --          3.18%           7.12%            --
Since Portfolio Inception................................      9.27%        -3.94%          9.98%           7.64%       -12.46%
Since Investment Division Inception*.....................    -14.27%       -12.20%        -27.64%          -9.72%        20.34%


------------

*Performance is calculated as of the initial date a deposit was received in the Investment Division.

                                                                                                        JANUS ASPEN     MFS(R)
                                                                           FIDELITY VIP   JANUS ASPEN     SERIES       INVESTORS
                                                           FIDELITY VIP      EQUITY-        SERIES       WORLDWIDE       TRUST
                  INVESTMENT DIVISIONS:                    CONTRAFUND(R)      INCOME       BALANCED       GROWTH        SERIES
                  ---------------------                    -------------   ------------   -----------   -----------    ---------
PORTFOLIO INCEPTION DATE:                                    1/3/85         10/9/86        9/13/93       9/13/93       10/9/95
---------------------------------------------------------
INVESTMENT DIVISION INCEPTION DATE:                         3/13/00         3/13/00        3/13/00       3/13/00       3/13/00
---------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year...................................................     -13.60%         -6.42%         -6.13%       -23.63%       -17.25%
3 Year...................................................      -0.93%          1.52%          4.09%         0.90%        -5.09%
5 Year...................................................       8.76%          7.73%         12.39%         9.42%         5.65%
10 Year..................................................          --         11.87%             --            --            --
Since Portfolio Inception................................      13.98%         10.26%         12.56%        13.97%         9.03%
Since Investment Division Inception*.....................      -9.06%         -0.20%         -2.44%       -19.89%       -13.07%



                                                                                                                VAN KAMPEN
                                                                           NEUBERGER    T. ROWE                    UIF
                                                     MFS(R)     MFS(R)     BERMAN AMT    PRICE      VAN ECK      EMERGING
                                                    RESEARCH   UTILITIES    MID-CAP     EQUITY     WORLDWIDE     MARKETS
              INVESTMENT DIVISIONS:                  SERIES     SERIES       GROWTH     INCOME    HARD ASSETS     EQUITY
              ---------------------                  ------    ---------   ----------   -------   -----------   ----------
PORTFOLIO INCEPTION DATE:                           7/26/95     1/3/95     11/3/97      3/31/94    9/1/89       10/1/96
--------------------------------------------------
INVESTMENT DIVISION INCEPTION DATE:                 3/13/00     7/2/01      7/2/01      3/13/00   3/13/00       3/13/00
--------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
1 Year............................................  -22.46%     -25.38%     -25.53%     -0.10%     -11.82%        -7.93%
3 Year............................................   -3.90%       0.44%       0.93%      4.34%       4.85%         2.03%
5 Year............................................    4.54%       8.84%          --      8.98%      -5.36%        -4.76%
10 Year...........................................       --          --          --         --       3.31%            --
Since Portfolio Inception.........................    8.12%      12.99%      12.76%     12.77%       1.56%        -4.98%
Since Investment Division Inception*..............  -21.51%       4.32%      -0.23%      6.79%      -6.22%       -31.71%

     For additional information regarding the total return calculations described above, you should refer to the Statement of Additional Information.

15. ARE POLICY LOANS AVAILABLE?

     Policy loans are not available.

16. HOW DO I CONTACT MAINSTAY ANNUITIES OR NYLIAC?


                  GENERAL INQUIRIES AND WRITTEN       PREMIUM PAYMENTS
                  REQUESTS                            ------------------------------
                  ----------------------------------
REGULAR MAIL      MainStay Annuities Dept.            MainStay Annuities
                  Madison Square Station              P.O. Box 13886
                  P.O. Box 732                        Newark, NJ 07188-0886
                  New York, NY 10010
EXPRESS MAIL      MainStay Annuities--Client          MainStay Annuities (Box 13886)
                  Services                            300 Harmon Meadow Boulevard
                  51 Madison Avenue                   3rd Floor
                  Room 2700                           Secaucus, NJ 07094
                  New York, NY 10010
CUSTOMER SERVICE  (800) 762-6212
AND UNIT VALUES


                              FINANCIAL STATEMENTS


     The balance sheet of NYLIAC as of December 31, 2001 and 2000 and the statements of income, of stockholder's equity and of cash flows for the three years in the period ended December 31, 2001, (including the report of independent accountants) and the Separate Account statement of assets and liabilities as of December 31, 2001 and the statement of operations, statement of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements, (including the report of independent accountants) are included in the Statement of Additional Information.

                        CONDENSED FINANCIAL INFORMATION


     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31, presented below have been audited by PricewaterhouseCoopers LLP, independent accountants. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 2001 and for the years in the period then ended are derived from the audited financial statements included in the Statement of Additional Information. Values and units shown are for full year periods beginning January 1* except where indicated.


                                                            MAINSTAY VP                   MAINSTAY VP
                                                               BOND                  CAPITAL APPRECIATION
                                                    ---------------------------   ---------------------------
                                                        2001           2000           2001           2000
                                                    ------------   ------------   ------------   ------------
Accumulation Unit value
(beginning of period)............................      $10.62         $10.00         $9.48          $10.00
Accumulation Unit value
  (end of period)................................      $11.43         $10.62         $7.17          $ 9.48
Number of units outstanding
  (in 000s) (end of period)......................          96             16           186             123

                                             MAINSTAY VP
                                           CASH MANAGEMENT
                                     ---------------------------
                                         2001           2000
                                     ------------   ------------
Accumulation Unit value
(beginning of period)..............      $1.03         $1.00
Accumulation Unit value
  (end of period)..................      $1.05         $1.03
Number of units outstanding
  (in 000s) (end of period)........     15,454         4,074


                                             MAINSTAY VP            MAINSTAY VP            MAINSTAY VP
                                             CONVERTIBLE           EQUITY INCOME           GOVERNMENT
                                     ---------------------------   -------------   ---------------------------
                                         2001           2000          2001(A)          2001           2000
                                     ------------   ------------   -------------   ------------   ------------
Accumulation Unit value
  (beginning of period)............     $9.04          $10.00         $10.00          $10.60         $10.00
Accumulation Unit value
  (end of period)..................     $8.71          $ 9.04         $ 9.78          $11.13         $10.60
Number of units outstanding
  (in 000s) (end of period)........       199             150             11             128             27

                                             MAINSTAY VP
                                            GROWTH EQUITY
                                     ---------------------------
                                         2001           2000
                                     ------------   ------------
Accumulation Unit value
  (beginning of period)............     $9.37          $10.00
Accumulation Unit value
  (end of period)..................     $7.65          $ 9.37
Number of units outstanding
  (in 000s) (end of period)........       230             139



                                             MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
                                      HIGH YIELD CORPORATE BOND          INDEXED EQUITY             INTERNATIONAL EQUITY
                                     ---------------------------   ---------------------------   ---------------------------
                                         2001           2000           2001           2000           2001           2000
                                     ------------   ------------   ------------   ------------   ------------   ------------
Accumulation Unit value
  (beginning of period)............     $9.29          $10.00         $9.40          $10.00         $9.35          $10.00
Accumulation Unit value
  (end of period)..................     $9.60          $ 9.29         $8.14          $ 9.40         $7.92          $ 9.35
Number of units outstanding
  (in 000s) (end of period)........       149              85           224             135            32              18

                                     MAINSTAY VP
                                        SMALL
                                      CAP GROWTH
                                     ------------
                                       2001(A)
                                     ------------
Accumulation Unit value
  (beginning of period)............     $10.00
Accumulation Unit value
  (end of period)..................     $ 9.76
Number of units outstanding
  (in 000s) (end of period)........         28



                                                            MAINSTAY VP                   MAINSTAY VP
                                                           TOTAL RETURN                      VALUE
                                                    ---------------------------   ---------------------------
                                                        2001           2000           2001           2000
                                                    ------------   ------------   ------------   ------------
Accumulation Unit value
(beginning of period)............................      $ 9.20         $10.00         $11.04         $10.00
Accumulation Unit value
  (end of period)................................      $ 8.09         $ 9.20         $10.92         $11.04
Number of units outstanding
  (in 000s) (end of period)......................         302            297             73             22

                                             MAINSTAY VP
                                          AMERICAN CENTURY
                                          INCOME AND GROWTH
                                     ---------------------------
                                         2001           2000
                                     ------------   ------------
Accumulation Unit value
(beginning of period)..............     $9.21          $10.00
Accumulation Unit value
  (end of period)..................     $8.29          $ 9.21
Number of units outstanding
  (in 000s) (end of period)........         9              17


                                                            MAINSTAY VP                   MAINSTAY VP
                                                           DREYFUS LARGE            EAGLE ASSET MANAGEMENT
                                                           COMPANY VALUE                 GROWTH EQUITY
                                                    ---------------------------   ---------------------------
                                                        2001           2000           2001           2000
                                                    ------------   ------------   ------------   ------------
Accumulation Unit value
(beginning of period)............................      $10.49         $10.00         $9.51          $10.00
Accumulation Unit value
  (end of period)................................      $ 9.86         $10.49         $7.81          $ 9.51
Number of units outstanding
  (in 000s) (end of period)......................          34             17            69              55

                                             MAINSTAY VP
                                             LORD ABBOTT
                                          DEVELOPING GROWTH
                                     ---------------------------
                                         2001           2000
                                     ------------   ------------
Accumulation Unit value
(beginning of period)..............     $9.13          $10.00
Accumulation Unit value
  (end of period)..................     $8.33          $ 9.13
Number of units outstanding
  (in 000s) (end of period)........         6               9


                                                                                                  DREYFUS IP
                                           ALGER AMERICAN                                         TECHNOLOGY
                                        SMALL CAPITALIZATION         CALVERT SOCIAL BALANCED        GROWTH
                                     ---------------------------   ---------------------------   ------------
                                         2001           2000           2001           2000         2001(A)
                                     ------------   ------------   ------------   ------------   ------------
Accumulation Unit value
  (beginning of period)............     $8.56          $10.00         $9.36          $10.00         $10.00
Accumulation Unit value
  (end of period)..................     $5.94          $ 8.56         $8.57          $ 9.36         $12.03
Number of units outstanding
  (in 000s) (end of period)........        87              69            11              11              2


                                     FIDELITY VIP CONTRAFUND(R)
                                     ---------------------------
                                         2001           2000
                                     ------------   ------------
Accumulation Unit value
  (beginning of period)............     $9.93          $10.00
Accumulation Unit value
  (end of period)..................     $8.58          $ 9.93
Number of units outstanding
  (in 000s) (end of period)........       103              46


------------

  *The policies were first offered on March 13, 2000.


(a)For the period July 2, 2001 through December 31, 2001.


                                                    FIDELITY VIP EQUITY-INCOME    JANUS ASPEN SERIES BALANCED
                                                    ---------------------------   ---------------------------
                                                        2001           2000           2001           2000
                                                    ------------   ------------   ------------   ------------
Accumulation Unit value
(beginning of period)............................      $10.65         $10.00         $10.24         $10.00
Accumulation Unit value
  (end of period)................................      $ 9.97         $10.65         $ 9.61         $10.24
Number of units outstanding
  (in 000s) (end of period)......................          53             27            264            160

                                         JANUS ASPEN SERIES
                                          WORLDWIDE GROWTH
                                     ---------------------------
                                         2001           2000
                                     ------------   ------------
Accumulation Unit value
(beginning of period)..............     $9.16          $10.00
Accumulation Unit value
  (end of period)..................     $7.00          $ 9.16
Number of units outstanding
  (in 000s) (end of period)........       159             127



                                                                   MFS(R) INVESTORS TRUST SERIES     MFS(R) RESEARCH SERIES
                                                                   -----------------------------   ---------------------------
                                                                       2001            2000            2001           2000
                                                                   -------------   -------------   ------------   ------------
Accumulation Unit value
(beginning of period)...........................................       $9.75          $10.00          $8.86          $10.00
Accumulation Unit value
  (end of period)...............................................       $8.07          $ 9.75          $6.87          $ 8.86
Number of units outstanding
  (in 000s) (end of period).....................................          29              11             55              66

                                        MFS(R)
                                      UTILITIES
                                        SERIES
                                     ------------
                                         2001
                                     ------------
Accumulation Unit value
(beginning of period)..............     $10.00
Accumulation Unit value
  (end of period)..................     $10.43
Number of units outstanding
  (in 000s) (end of period)........          0


                                      NEUBERGER
                                      BERMAN AMT
                                       MID-CAP             T. ROWE PRICE               VAN ECK WORLDWIDE
                                        GROWTH             EQUITY INCOME                  HARD ASSETS
                                     ------------   ---------------------------   ---------------------------
                                         2001           2001           2000           2001           2000
                                     ------------   ------------   ------------   ------------   ------------
Accumulation Unit value
  (beginning of period)............     $10.00         $11.08         $10.00         $10.48         $10.00
Accumulation Unit value
  (end of period)..................     $ 9.98         $11.07         $11.08         $ 9.24         $10.48
Number of units outstanding
  (in 000s) (end of period)........          0             81             13              3              2


                                           VAN KAMPEN UIF
                                     EMERGING MARKETS EQUITY(A)
                                     ---------------------------
                                         2001           2000
                                     ------------   ------------
Accumulation Unit value
  (beginning of period)............      $6.21         $10.00
Accumulation Unit value
  (end of period)..................      $5.72         $ 6.21
Number of units outstanding
  (in 000s) (end of period)........      1,019              6


------------

(a) Formerly known as Morgan Stanley UIF Emerging Markets Equity.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies we describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $37.0 billion at the end of 2001. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account and any other separate account of NYLIAC.


     The Separate Account currently has 37 Investment Divisions, 31 of which are currently available under this product. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS


     The assets of each Eligible Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment Fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. Investment results may differ.


     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.


     We provide certain services to you in connection with the investment of premium payments in the Investment Divisions, which, in turn, invest in the Eligible Portfolios. These services include, among others, providing information about the Eligible Portfolios. We receive compensation from the Funds, or from the investment advisers or other service providers of the Funds, who may be affiliates of NYLIAC, in return for providing these services. Currently, we receive compensation under various arrangements in amounts ranging from .10% to ..35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

--------------------------------------------------------------------------------


FUND                                INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
                                    -                                   -
MainStay VP Series Fund, Inc.       New York Life Investment            MainStay VP Bond;
                                    Management LLC                      MainStay VP Capital Appreciation; MainStay VP Cash
                                                                        Management; MainStay VP Convertible; MainStay VP
                                                                        Equity Income; MainStay VP Government; MainStay VP
                                                                        Growth Equity;
                                                                        MainStay VP High Yield Corporate Bond; MainStay VP
                                                                        Indexed Equity; MainStay VP International Equity;
                                                                        MainStay VP Small Cap Growth; MainStay VP Total
                                                                        Return; MainStay VP Value; MainStay VP American
                                                                        Century Income & Growth;
                                                                        MainStay VP Dreyfus Large Company Value;
                                                                        MainStay VP Eagle Asset Management Growth Equity;
                                                                        MainStay VP Lord Abbett Developing Growth
The Alger American Fund             Fred Alger Management, Inc.         Alger American Small Capitalization
Calvert Variable Series, Inc.       Calvert Asset Management Company,   Calvert Social Balanced
                                    Inc.
Dreyfus Investment Portfolios       The Dreyfus Corporation             Dreyfus IP Technology Growth (Initial Shares)
Fidelity Variable Insurance         Fidelity Management and Research    Fidelity VIP Contrafund(R)
Products Fund                       Company                             Fidelity VIP Equity-Income
Janus Aspen Series                  Janus Capital Management LLC        Janus Aspen Series Balanced;
                                                                        Janus Aspen Series Worldwide Growth
MFS(R) Variable Insurance           MFS(R) Investment Management        MFS(R) Investors Trust Series;
Trust(SM)                                                               MFS(R) Research Series;
                                                                        MFS(R) Utilities Series
The Universal Institutional Funds,  Morgan Stanley Investment           Van Kampen UIF Emerging Markets Equity
Inc.                                Management
Neuberger Berman Advisers           Neuberger Berman Management Inc.    Neuberger Berman AMT Mid-Cap Growth
Management Trust
T. Rowe Price Equity Series, Inc.   T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income
Van Eck Worldwide Insurance Trust   Van Eck Associates Corporation      Van Eck Worldwide Hard Assets


Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policy owners.

     We may establish new Investment Divisions when we determine, in our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policy owners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium deferred policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value also will vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Funds. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Funds' investments.


     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments, and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.


     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU


     In addition to the MainStay Access Variable Annuity policy described in this prospectus, we offer other variable annuities, with different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and liquidity preferences.



     The following chart outlines some of the different features for each MainStay variable annuity we offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     The chart below outlines some of the different features for each variable annuity we offer. Your registered representative can provide you with a prospectus for one or more of these annuities, which contains more complete information.



                                                                           MAINSTAY
                          MAINSTAY ACCESS         MAINSTAY PLUS          PREMIUM PLUS          MAINSTAY SELECT
                         VARIABLE ANNUITY       VARIABLE ANNUITY       VARIABLE ANNUITY       VARIABLE ANNUITY
Surrender Charge               None                  6 years                8 years                3 years
  Period (Based on                            (7%, 7%, 7%, 6%, 5%,   (8%, 8%, 8%, 8%, 7%,       (8%, 8%, 7%)
  each premium                                         4%)                6%, 5%, 4%)
  payment date)
DCA Advantage Plan              No                     Yes                    Yes                    Yes
                                               (6, 12 and 18 month     (6 month account)       (6 and 12 month
                                                    accounts)                                     accounts)
Interest Sweep                  No                     Yes                    Yes                    Yes
Premium Credit                  No                     No                     Yes                    No
Fixed Account                   Yes                    Yes                    Yes                    Yes
                                               (1% additional rate
                                               credited to monies
                                               deposited directly
                                                 into the Fixed
                                                    Account)
Total Separate                 1.55%                  1.40%                  1.60%                  1.85%
Account Charges
(mortality and
expense risk and
administration fees)
Annual Policy Service          $40*                    $30                    $30                    $50
Charge
Minimum Cash Value            $50,000                $20,000               $100,000               $100,000
Required to Waive
Annual Policy Service
Charge


All policies and features may not be available in all states.


* May be different in some states.


     QUALIFIED AND NON-QUALIFIED POLICIES


     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.


     (1) Section 403(b) Tax Sheltered Annuities purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;


     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs and Inherited IRAs;


     (3) Section 457 Deferred Compensation Plans; and

     (4) Section 403(a) annuities.

     Please see "Federal Tax Matters" for a detailed description of these plans.

     If you are considering a Qualified Policy, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Internal Revenue Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the policies are designed to provide for certain payment guarantees and features other than tax deferral that may not be available in these other types of investments. They include:

     (1) a Fixed Account option, which features a guaranteed fixed interest rate;

     (2) a death benefit that is payable should you die while the policy is in force, which is reset every year (or longer if required by state law) and is guaranteed to be at least the amount of your premium payments, less any partial withdrawals;


     (3) the option for your Beneficiary to receive a guaranteed amount of monthly income for his or her lifetime should you die prior to the Annuity Commencement Date;



     (4) the option to receive a guaranteed amount of monthly income for life;
         and



     (5)an optional Enhanced Beneficiary Benefit Rider and Enhanced Spousal Continuance Rider which allows you to increase your death benefit by a percentage of the gain in the policy.


These features are explained in detail in this Prospectus. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     You can purchase a policy by completing an application. The application is sent to us with your initial premium payment. In addition, in states where permitted, you can also instruct a broker-dealer with whom NYLIAC has entered into an agreement to forward the initial premium payment along with our "Policy Request" form to us. If the application or Policy Request supplied by a broker-dealer is complete and accurate, and we have received all other information necessary to process the application, we will credit the initial premium payment within two Business Days after receipt to the Allocation Alternatives you have selected. If we cannot credit the initial premium payment within five Business Days after we receive it because the application or Policy Request is incomplete or inaccurate, we will contact you or the broker-dealer providing the application or Policy Request and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, we will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment.

     If we issue your policy based on a Policy Request, we will require you to provide to us either a signed acknowledgement of the information contained in the Policy Request in a form acceptable to us, or, where required by applicable state law or regulation, a signed application form. Also policy transactions may not be made unless the Beneficiary designation or transaction request is signature guaranteed. Upon receipt of the signed acknowledgement or application form, the Beneficiary will be specified under the policy and we will process transactions requested with respect to the policy without requiring a signature guarantee.

     You may allocate the initial premium payments and thereafter may maintain the Accumulation Value in up to 18 Investment Divisions plus the Fixed Account. We will credit subsequent premium payments to the policy at the close of the Business Day on which they are received at MainStay Annuities--Client Services. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made. However, any change to the policy's allocations may not result in the Accumulation Value being allocated to more than 18 Investment Divisions plus the Fixed Account.


     Unless we permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $15,000 for Non-Qualified Policies. You may make additional premium payments of at least $1,000 or such lower amount as we may permit at any time or by any method NYLIAC makes available. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and any other method agreed to by us. You may make additional premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments we accept is up to $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.


     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, we reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until you notify us to reinstate it, and we agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")


     You may cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the date we receive the policy, without any deduction for premium taxes. This amount may be more or less than your premium payments. Otherwise, you will receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or
(ii) the Accumulation Value on the date we receive the policy, without any deduction for premium taxes. We will set forth the provision in your policy.


     ISSUE AGES

     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 90 (some states may have lower age limits). We will accept additional premium payments if neither you nor the Annuitant is older than age 90, unless we agree otherwise.


     For IRA, Roth IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 80 (0-80 for Inherited IRAs). We will accept additional premium payments for Qualified Policies if you are not older than age 80, unless otherwise limited by the terms of a particular plan or unless we agree otherwise.


     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. Except in connection with transfers made pursuant to Dollar Cost Averaging and Automatic Asset Reallocation, the minimum amount that you may transfer from an Investment Division is $500. Except for the Dollar Cost Averaging and Automatic Asset Reallocation options, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500 after you make a transfer, we will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $100 for each Investment Division. Transfers into the Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNT.")

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with Dollar Cost Averaging or Automatic Asset Reallocation will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in certain situations. (See "THE FIXED ACCOUNT.")


     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "THE POLICIES--Procedures for Telephone Transactions" below.) Faxed requests are not acceptable, unless we agree otherwise. We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which we receive the transfer request. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.") Transfers may be limited in connection with third party investment advisory arrangements.



     (a) Limits on Transfers.



     Your right to make transfers under the policy is subject to modification if we determine, in our sole opinion, that the exercise of that right will disadvantage or potentially hurt the rights or interest of other policy owners. Any modification could be applied to transfers to or from some or all of the Investment Divisions and could include, but not be limited to, not accepting a transfer request from any person, asset allocation and/or market timing services made on behalf of policy owners and/or limiting the amount that may be transferred into or out of any Investment Division at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the actual of potential disadvantage of other policyowners.



     Currently, we reserve the right to reject, without prior notice, transfer requests into or out of any Investment Division if the amount of the request (either alone or when combined with amounts from other policies owned by or under the control of the same individual or entity) would exceed $5 million of the corresponding portfolio's total assets.

     In addition, orders for the purchase of portfolio shares are subject to acceptance by the relevant Fund. We reserve the right to reject, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding portfolio is not accepted for by the Fund any reason.


     PROCEDURES FOR TELEPHONE TRANSACTIONS

     You may authorize us to accept telephone instructions from you or other persons you designate for the following types of transactions: premium allocations, transfers among Allocation Alternatives, partial withdrawals, periodic partial withdrawals, Dollar Cost Averaging, or Automatic Asset Reallocation. You can elect this feature by completing and signing a Telephone Authorization form. Telephone Authorization may be elected, changed or canceled at any time. You, or other persons you designate, may effect telephone transactions by speaking with a service representative at (800) 762-6212. Furthermore, we will confirm all telephone transactions in writing.

     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.

     DOLLAR COST AVERAGING PROGRAM

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.

     We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Growth Equity Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:


                AMOUNT            ACCUMULATION         ACCUMULATION UNITS
              TRANSFERRED         MUNIT VALUE              PURCHASED
  1              $100                $10.00                  10.00
  2              $100                $ 8.00                  12.50
  3              $100                $12.50                   8.00
  4              $100                $ 7.50                  13.33
Total            $400                $38.00                  43.83

                  The average unit price is calculated as follows:

   Total share price           $38.00
-----------------------     =  ------    =  $9.50
    Number of months             4

                   The average unit cost is calculated as follows:

  Total amount transferred         $400.00
----------------------------    =  -------    =  $9.13
   Total units purchased            43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     The Dollar Cost Averaging option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You will specify the Investment Divisions to transfer money from, the Investment Divisions and/ or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually).

You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $5,000 to elect this option. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. In order to process a transfer under our Dollar Cost Averaging option, NYLIAC must have received a request in writing on a form acceptable by us or by telephone (see "THE POLICIES--Procedures for Telephone Transactions") no later than one week prior to the date the transfers are to begin.

     You may cancel the Dollar Cost Averaging option at any time in a written request or by telephone (see "THE POLICIES--Procedures for Telephone Transactions.") NYLIAC may also cancel this option if the Accumulation Value is less than $5,000, or such lower amount as we may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     AUTOMATIC ASSET REALLOCATION


     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur. The minimum Variable Accumulation Value required to elect this option is $5,000. There is no minimum amount which you must allocate among the Investment Divisions under this option. You may elect Automatic Asset Reallocation by submitting the request in writing on a form acceptable to us no later than one week prior to the date the transfers are to begin. You may not elect the Automatic Asset Reallocation option if you have selected the Dollar Cost Averaging option.


     You can cancel the Automatic Asset Reallocation option at any time in a written request or by telephone (see "THE POLICIES--Procedures for Telephone Transactions.") NYLIAC may also cancel this option if the Accumulation Value is less than $5,000, or such a lower amount as we may determine.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $100 (or such lower amount as we may permit). We will allocate the initial premium payment to the Allocation Alternative you have specified within two Business Days after receipt. We will allocate additional premium payments to the Allocation Alternatives at the close of the Business Day on which they are received at MainStay Annuities--Client Services.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units we credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division on the day we are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units we credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)

     (b) Valuation of Accumulation Units


     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how we value the Accumulation Units.

     RIDERS



     The Enhanced Beneficiary Benefit Rider is optional and available at an additional cost. You select the EBB Rider at the time of application. If your spouse is the sole primary Beneficiary, your policy will also include the Enhanced Spousal Continuance Rider at no extra charge. Each of the riders is available only in those states were it has been approved. Please consult with your registered representative regarding the availability of these riders in your state.



     (a) Enhanced Beneficiary Benefit Rider (optional)



     The EBB Rider is available only at the time of application, in jurisdictions where approved. The EBB Rider is not available if the oldest owner or Annuitant is over age 75 at the time of application. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you, or the Annuitant (if you are not the Annuitant), die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.



     While this Rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND
DEDUCTIONS--Enhanced Beneficiary Benefit Rider Charge.")



     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date we receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. Currently, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:



              AGE OF OLDEST OWNER                                     RANGE OF
                  OR ANNUITANT                                 APPLICABLE PERCENTAGES
              -------------------                              ----------------------
70 or younger                                     Not less than 40% nor greater than 60%
71 to 75 inclusive                                Not less than 20% nor greater than 40%



     When you select the EBB Rider, the applicable percentage will appear on your Policy Data Page. Please check with your registered representative for further details.



     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.



     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that we receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.



     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. The current applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your registered representative for further details.



     There will be no payment under the EBB Rider if on the date we calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, (see THE POLICIES--Riders--Enhanced Spousal Continuance Rider), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. You cannot cancel this Rider without surrendering your policy. As discussed below in THE POLICIES--Riders--Enhanced Spousal Continuance Rider, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date we receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider.



     Below is an example of how the benefit of this Rider may be realized and how withdrawals impact the benefit under this Rider. In this example, we assume the following:



     1.The Rider is elected at the time of application;



     2.You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);



     3.A withdrawal of $20,000 is made in the fourth Policy Year;



     4.Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);



     5.You (or the Annuitant, if you are not the Annuitant) die in the fifth
       Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date we receive the necessary requirements to pay the death benefit; and



     6.The Enhanced Beneficiary Benefit Rider percentage equals 50%.



     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):



          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000



     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):



              Adjusted Premium Payments = $200,000 - $16,000 = $184,000



     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):



                        Gain = $250,000 - $184,000 = $66,000



     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):



               Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000



     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.



     (b) Enhanced Spousal Continuance Rider (optional)



     If you elect the EBB Rider at the time of application (see above), your policy will, subject to availability, also include the Enhanced Spousal Continuance Rider at no charge. The ESC Rider will not be included on policies sold in connection with Section 403(b) tax-sheltered annuities.



     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date we receive due proof of death and all necessary requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless we notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.



     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. This Rider cannot be cancelled without surrendering your policy. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.



     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.


     POLICY OWNER INQUIRIES


     Your inquiries should be addressed to MainStay Annuities Dept., Madison Square Station, P.O. Box 732, New York, NY 10010 or call (800)762-6212.


     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Please review this report carefully. If you believe it contains an error, please notify us immediately. To correct an error, you must call it to our attention within 10 days of the date of the statement.

                             CHARGES AND DEDUCTIONS

     THERE ARE NO SURRENDER OR WITHDRAWAL CHARGES UNDER THE POLICIES.

     SEPARATE ACCOUNT CHARGE

     Prior to the Annuity Commencement Date, we deduct a daily charge from the assets of the Separate Account to compensate us for certain mortality and expense risks we assume under the policies and for providing policy administration services. On an annual basis, the charge equals 1.55% of the average net asset value of the Separate Account. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charge is more than sufficient, we will add any excess to our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services.

     POLICY SERVICE CHARGE

     We deduct an annual $40 policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $50,000. We deduct the annual policy service charge from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.


     ENHANCED BENEFICIARY BENEFIT RIDER CHARGE (OPTIONAL)



     If you elect the EBB Rider (in jurisdictions where available), we will deduct a charge on the first Business Day of each policy quarter that the Rider is in effect based on the Accumulation Value as of that date. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative and the Fixed Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable quarter.



     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage we are currently charging before you elect this Rider. This charge will not change once your policy is issued.



     FUND CHARGES



     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or statement of additional information.



     TRANSFER FEES



     We do not impose any fee on the first 12 transfers in any Policy Year. However, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 transfers per Policy Year. Transfers made under Dollar Cost Averaging or Automatic Asset Reallocation do not count toward this transfer limit.



     GROUP AND SPONSORED ARRANGEMENTS



     For certain group or sponsored arrangements, we may reduce the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees or retirees on an individual basis.



     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.



     We will make any reductions according to our rules in effect when a request for a policy is approved. We may change these rules from time to time. Any variation in the policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.



     TAXES



     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.



     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. At present, these taxes are not significant. If they increase, however, NYLIAC may make charges for such taxes.



     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.



                         DISTRIBUTIONS UNDER THE POLICY



     SURRENDERS AND WITHDRAWALS



     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request on a form acceptable to MainStay Annuities. In addition, you may request partial withdrawals and periodic partial withdrawals by telephone. (See "THE POLICIES--Procedures for Telephone Transactions.") The amount available for withdrawal is the Accumulation Value at the end of the Business Day during which we receive the written or telephonic surrender or withdrawal request, less any outstanding premium taxes which we may deduct, and policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")


     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct any state premium tax, if applicable, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect an Income Payment method. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless we agree otherwise. We will withdraw the amount from the Allocation Alternatives in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives, we will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the requested partial withdrawal is greater than the value in any of the Allocation Alternatives from which the partial withdrawal is being made, we will pay the entire value of that Allocation Alternative to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You must specify the Investment Divisions and/or the Fixed Account from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.") If you do not specify otherwise, we will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Account.

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION


     For IRAs and IRA SEPs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals are less than $2,000, we reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If we agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if we agree to it, provided that we receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.


     DEATH BEFORE ANNUITY COMMENCEMENT



     If you or the Annuitant dies prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment. That amount will be the greatest of:



     (a) The Accumulation Value;



     (b)the sum of all premium payments made, less any partial withdrawals and any rider charges; or



     (c)the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any "proportional withdrawals" made and rider charges paid since the most recent Reset Anniversary.



     We recalculate the reset value, with respect to any policy, every year from the Policy Date ("Reset Anniversary") until you or the Annuitant reaches age 80. On the First Policy Anniversary, we calculate the reset value by comparing (a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, and any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on a comparison between (a) the Accumulation Value on the current Reset Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals since the prior Reset Anniversary, and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.



     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premiums payments made to the policy prior to the withdrawal, less any proportional withdrawals and rider charges paid previously processed during the first policy year; or b) the Reset Value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made and rider charges paid since the last Policy Anniversary in the second and subsequent policy years.



     We have set forth below an example of how the death benefit is calculated annually. In this example, we have assumed the following:



     (1)you purchase a policy with a $200,000 premium payment;



     (2)the Accumulation Value immediately preceding the withdrawal is $250,000;



     (3)a $20,000 withdrawal is made after the second Policy Anniversary;



     (4)the Accumulation Value is $220,000 on the last Policy Anniversary (Reset Anniversary); and



     (5)you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.

     The death benefit is the greater of:



     (a) Accumulation Value: $175,000



     (b) Premium payments less any partial withdrawals: $180,000
($200,000 - $20,000); or



     (c) Reset value - the greater of: a) Current Accumulation Value - $175,000;
                                       and


                                       b) Last Reset Value, plus premiums, less withdrawals. That is:



                                 $220,000 + $0 - (($20,000/$250,000) X $220,000)


                                       = $220,000 - (0.08 X $220,000)


                                       = $220,000 - $17,600


                                       = $202,400



     In this example, your Beneficiary(ies) would receive $202,400.



     The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any partial withdrawals and any rider charges) independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount.


     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives us the information that we need. If such an election is properly made, we will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policy owner and Annuitant; or

          (ii) under another Income Payment option we may offer at the time. Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policy owner's death (as determined for federal tax purposes), and must begin within one year after the policy owner's death. (See "DISTRIBUTIONS UNDER THE POLICIES--Income Payments.")

     If your spouse is the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policy owner and,
(b) if you were the Annuitant, as the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICIES--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. If the Life Income Option is not chosen, you may change the Income Payment option or request any other method of payment we agree to at any time before the Annuity Commencement Date. If the Life Income Payment Option is chosen, we may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.

     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of sex, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.


     (b) Proof of Survivorship


     We may require satisfactory proof of survival from time to time before we pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request unless:

          1. The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, or trading on the NYSE is otherwise restricted;

          2. An emergency exists as defined by the Securities and Exchange Commission ("SEC");

          3. The SEC permits a delay for the protection of security holders; or

          4. The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

     For the same reasons, we will delay transfers from the Separate Account to the Fixed Account.

     We may also delay payments of any amount due from the Fixed Account. When permitted by law, we may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

     DESIGNATION OF BENEFICIARY

     You may name, in a written form acceptable to us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policy owner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policy owner's estate.

     RESTRICTIONS UNDER INTERNAL REVENUE CODE SECTION 403(B)(11)

     Under 403(b) Tax Sheltered Annuities, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Furthermore, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least 3% to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. We will set an interest rate in advance periodically. All premium payments allocated to, or amounts transferred to, the Fixed Account will receive the rate in effect for the period during which the allocation or transfer is made, until the end of the Policy Year. Thereafter, the rate applicable to those amounts will change on each Policy Anniversary. The new rate will be the rate in effect on the date on which the Policy Anniversary occurs.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the Fixed Accumulation Value, unless we agree otherwise. Additionally, the remaining value in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which we credit interest on monies remaining in the Fixed Account.

     You may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "THE
POLICIES--Procedures for Telephone Transactions.")

     We will deduct partial withdrawals from the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policy owner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policy owner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policy owner's Accumulation Value over the policy owner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under
Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from qualified retirement plans under Section 401(a) and from qualified annuities and Tax Sheltered Annuities under Sections 403(a) and 403(b).

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.


     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policy owner's or Annuitant's death or disability, (3) received in substantially equal installments paid at least annually as a life annuity, or (4) received as distributions from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.


     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policy owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policy owner. Accordingly, a policy owner should consult a competent tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policy owner, may result in certain income or gift tax consequences to the policy owner. A policy owner contemplating any transfer or assignment of a policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED PLANS

     The Qualified Policies are designed for use with several types of tax qualified plans. The tax rules applicable to participants and beneficiaries in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about use of the policies with the various types of qualified plans. Policy owners and participants under qualified plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of policies for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the policy.

          (a) Section 403(a) Plans. Under Section 403(a) of the Code, payments made by employers to purchase annuity contracts, which meet certain requirements, for their employees are excludible from the gross income of the employee. Any amounts distributed to the employees under such annuity contracts are taxable to them in the years in which distributions are made.

          (b) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

          (c) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (d) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.


          (e) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.



          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.



          (f) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.

                          DISTRIBUTOR OF THE POLICIES


     NYLIFE Distributors Inc. ("NYLIFE Distributors"), 169 Lackawanna Avenue, Parsippany, New Jersey 07054, is the principal underwriter and the distributor of the policies. It is an indirect wholly-owned subsidiary of New York Life. The maximum commission paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is not expected to exceed 7%. A portion of this amount is paid as commissions to registered representatives.


                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
  MainStay VP Cash Management Investment Division...........    2
  MainStay VP Government, MainStay VP High Yield Corporate
     Bond and MainStay VP Bond Investment Division Yields...    3
  Annual Average Total Return...............................    3
ANNUITY PAYMENTS............................................    4
GENERAL MATTERS.............................................    4
FEDERAL TAX MATTERS.........................................    5
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    5
  Tax Status of the Policies................................    5
DISTRIBUTOR OF THE POLICIES.................................    6
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    6
STATE REGULATION............................................    6
RECORDS AND REPORTS.........................................    6
LEGAL PROCEEDINGS...........................................    6
EXPERTS.....................................................    7
OTHER INFORMATION...........................................    7
FINANCIAL STATEMENTS........................................  F-1

    How to obtain a MainStay Access Variable Annuity Statement of Additional
                                  Information.

               Call (800) 762-6212 or send this request form to:


                            MainStay Annuities Dept.
                            Madison Square Station
                            P.O. Box 732
                            New York, NY 10010
                            ATTN: CLIENT SERVICES


--------------------------------------------------------------------------------


   Please send me a MainStay Access Variable Annuity Statement of Additional
                         Information dated May 1, 2002:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2002

                                      FOR

                        MAINSTAY ACCESS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current MainStay Access Variable Annuity Prospectus. You should read the SAI in conjunction with the current MainStay Access Variable Annuity Prospectus dated May 1, 2002. You may obtain a copy of the Prospectus by calling MainStay Annuities at 800-762-6212 or writing to MainStay Annuities Dept., Madison Square Station, P.O. Box 732, New York, NY 10010, ATTN: CLIENT SERVICES. Terms used but not defined in this SAI have the same meaning as in the current MainStay Access Variable Annuity Prospectus.


                               TABLE OF CONTENTS*


                                                              PAGE
                                                              ----
THE POLICIES (17)...........................................    2
     Valuation of Accumulation Units (22)...................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
     MainStay VP Cash Management Investment Division........    2
     MainStay VP Government, MainStay VP High Yield
       Corporate Bond and MainStay VP Bond Investment
       Division Yields......................................    3
     Average Annual Total Return............................    3
ANNUITY PAYMENTS............................................    4
GENERAL MATTERS.............................................    4
FEDERAL TAX MATTERS (31)....................................    5
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................    5
     Tax Status of the Policies.............................    5
DISTRIBUTOR OF THE POLICIES (34)............................    6
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    6
STATE REGULATION............................................    6
RECORDS AND REPORTS.........................................    6
LEGAL PROCEEDINGS...........................................    6
EXPERTS.....................................................    7
OTHER INFORMATION...........................................    7
FINANCIAL STATEMENTS........................................  F-1


------------
* (Numbers in parentheses refer to page numbers of corresponding sections of the current MainStay Access Variable Annuity Prospectus.)

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                   (a/b) - c

Where: a = the result of:

          (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

          (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and


         c = a factor representing the charge deducted from the applicable
             Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.55% of the daily net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS"--"Separate Account Charge" at page 25 of the Prospectus.)


     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                      INVESTMENT PERFORMANCE CALCULATIONS

     MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION

     NYLIAC calculates the MainStay VP Cash Management Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the MainStay VP Cash Management Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the MainStay VP Cash Management Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the administration fee and the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the MainStay VP Cash Management Division will be lower than the yield for the MainStay VP Cash Management Portfolio.

     NYLIAC also calculates the effective yield of the MainStay VP Cash Management Investment Division for the same seven-day period on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The yield on amounts held in the MainStay VP Cash Management Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Cash Management Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the MainStay VP Cash Management Portfolio, the types and quality of portfolio securities held by the MainStay VP Cash Management Portfolio, and its operating expenses.

    MAINSTAY VP GOVERNMENT, MAINSTAY VP HIGH YIELD CORPORATE BOND AND MAINSTAY VP BOND INVESTMENT DIVISION YIELDS

     The current annualized yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions refers to the income generated by these Investment Divisions over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. We compute the yield by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

----                        YIELD = 2[(a-b+1)(6)-1]
                                                                  cd

Where: a = net investment income earned during the period by the Portfolio attributable to shares owned by the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division.

         b = expenses accrued for the period (net of reimbursements).

         c = the average daily number of accumulation units outstanding during the period.

         d = the maximum offering price per accumulation unit on the last day of the period.

     Accrued expenses will include all recurring fees that are charged to all policy owner accounts.

     Because of the charges and deductions imposed by the Separate Account the yield for the Investment Divisions will be lower than the yield for the corresponding Portfolio of the Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Portfolios of the Fund and their operating expenses.

     AVERAGE ANNUAL TOTAL RETURN. Average annual total return quotations for the Investment Divisions are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1+T)(n) = ERV

Where: P = a hypothetical initial payment of $1,000.

         T = average annual total return.

         n = number of years.

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period or the inception date, at the end of the one, five or ten-year period (or fractional portion thereof).

     All total return figures are prepared under methods the SEC requires when advertising performance information. For periods beginning on or after the dates when the Investment Divisions started operations, the average annual total return figures may be referred to as "standardized" performance. For periods before the dates when the Investment Divisions started operations, the figures are considered "non-standardized". The average annual total return figures are all considered "non-standardized."

     Performance data for the Investment Divisions may be compared, in advertisements, sales literature and reports to shareholders, to: (i) the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indexes; and (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

     Reports and promotional literature may also contain the ratings New York Life and NYLIAC have received from independent rating agencies. New York Life and NYLIAC are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies for financial strength and stability: A.M. Best, Fitch, Moody's and Standard and Poor's. However, neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, we will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.


     MISSTATEMENT OF AGE OR SEX. If the Annuitant's stated age and/or sex in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and sex. Sex is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments--Election of Income Payment Options" at page 29 of the Prospectus.) If we made payments based on incorrect age or sex, we will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made, unless required otherwise by state law.



     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General" at page 32 of the Prospectus.)


     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policy owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policy owner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policy owner's death; and (b) if any policy owner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policy owner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policy owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policy owner's surviving spouse, the Policy may be continued with the surviving spouse as the new policy owner. If the policy owner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                          DISTRIBUTOR OF THE POLICIES

     NYLIFE Distributors Inc. ("NYLIFE Distributors") is the principal underwriter and the distributor of the policies. It is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. NYLIFE Distributors is an indirect wholly-owned subsidiary of New York Life. The maximum commission paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is not expected to exceed 7%. A portion of this amount is paid as commissions to registered representatives.


     For the year ending December 31, 2000 and 2001, NYLIAC paid commissions of $81,796 and $509,224, none of which was retained by NYLIFE Distributors.


     The policies are sold and premium payments are accepted on a continuous basis.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation.

                               LEGAL PROCEEDINGS


     NYLIAC is a defendant in individual lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, and/or other operations, including actions involving retail sales practices. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.


     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                                    EXPERTS


     The balance sheet of NYLIAC as of December 31, 2001 and 2000 and the statements of income, of stockholder's equity and of cash flows for the three years in the period ended December 31, 2001 included in this SAI has been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



     The Separate Account statement of assets and liabilities as of December 31, 2001 and the statement of operations, statement of changes in net assets and the financial highlights for each of the periods indicated in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



                              FINANCIAL STATEMENTS



Series I Policies:         LifeStages(R) Variable Annuity
                           LifeStages(R) Flexible Premium Variable
                           Annuity
                           MainStay Plus Variable Annuity

Series II Policies:        LifeStages(R) Access Variable Annuity
                           MainStay Access Variable Annuity

Series III Policies:       LifeStages(R) Premium Plus Variable Annuity
                           MainStay Premium Plus Variable Annuity
                           AmSouth Premium Plus Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001


                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $568,441,308     $309,049,808     $155,818,927

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................      2,163,680        1,144,303          569,011
                                                               ------------     ------------     ------------
      Total net assets......................................   $566,277,628     $307,905,505     $155,249,916
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $553,783,261     $260,067,316     $144,131,486
    Series II Policies......................................      1,333,308       16,214,187        1,733,429
    Series III Policies.....................................     11,161,059       31,624,002        9,385,001
                                                               ------------     ------------     ------------
      Total net assets......................................   $566,277,628     $307,905,505     $155,249,916
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      19.03     $       1.27     $      15.36
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       7.17     $       1.05     $       8.71
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       6.55     $       1.04     $       8.34
                                                               ============     ============     ============
Identified Cost of Investment...............................   $751,137,941     $309,048,956     $181,292,668
                                                               ============     ============     ============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 INDEXED         SMALL CAP          EQUITY
                                                                  EQUITY           GROWTH           INCOME
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $668,537,395     $ 13,287,615     $ 19,076,216

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................      2,522,102           36,005           57,224
                                                               ------------     ------------     ------------
      Total net assets......................................   $666,015,293     $ 13,251,610     $ 19,018,992
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $647,390,700     $  7,456,329     $ 12,587,672
    Series II Policies......................................      1,825,748          268,450          108,550
    Series III Policies.....................................     16,798,845          785,981        1,408,534
  Net assets retained in Separate Account by
    New York Life Insurance and Annuity Corporation.........             --        4,740,850        4,914,236
                                                               ------------     ------------     ------------
      Total net assets......................................   $666,015,293     $ 13,251,610     $ 19,018,992
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      21.39     $       9.48     $       9.83
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       8.14     $       9.76     $       9.78
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       7.92     $       9.47     $       9.96
                                                               ============     ============     ============
Identified Cost of Investment...............................   $749,085,680     $ 13,001,201     $ 18,629,696
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
     $126,291,942     $444,138,585     $ 21,276,365     $305,843,252     $226,432,009     $168,567,750     $378,199,072

          439,172        1,588,470           81,309        1,138,869          817,350          563,738        1,410,783
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $125,852,770     $442,550,115     $ 21,195,056     $304,704,383     $225,614,659     $168,004,012     $376,788,289
     ============     ============     ============     ============     ============     ============     ============
     $115,641,033     $426,004,364     $ 19,878,277     $296,703,933     $213,976,894     $158,984,492     $359,198,126
        1,420,016        1,427,891          254,207        2,443,711          801,837        1,100,018        1,763,098
        8,791,721       15,117,860        1,062,572        5,556,739       10,835,928        7,919,502       15,827,065
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $125,852,770     $442,550,115     $ 21,195,056     $304,704,383     $225,614,659     $168,004,012     $376,788,289
     ============     ============     ============     ============     ============     ============     ============
     $      13.94     $      15.09     $      12.94     $      17.52     $      18.64     $      14.02     $      21.84
     ============     ============     ============     ============     ============     ============     ============
     $      11.13     $       9.60     $       7.92     $       8.09     $      10.92     $      11.43     $       7.65
     ============     ============     ============     ============     ============     ============     ============
     $      11.01     $       9.44     $       7.95     $       7.75     $      10.44     $      11.21     $       7.70
     ============     ============     ============     ============     ============     ============     ============
     $127,009,415     $580,351,867     $ 24,565,999     $340,184,962     $234,324,585     $171,448,301     $464,913,696
     ============     ============     ============     ============     ============     ============     ============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP      MAINSTAY VP        CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP          MID CAP           INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
        GROWTH            CORE           & GROWTH          VALUE            EQUITY           GROWTH       CAPITALIZATION
    -----------------------------------------------------------------------------------------------------------------
     $  8,219,009     $  7,123,684     $ 57,604,706     $ 49,427,020     $142,866,247     $ 26,723,531     $ 72,412,983

           25,120           23,752          216,136          179,924          562,959          103,032          292,517
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $  8,193,889     $  7,099,932     $ 57,388,570     $ 49,247,096     $142,303,288     $ 26,620,499     $ 72,120,466
     ============     ============     ============     ============     ============     ============     ============
     $  3,227,099     $  2,184,461     $ 45,929,994     $ 34,068,783     $132,751,453     $ 16,990,378     $ 66,444,764
           55,449               --           70,876          335,503          536,818           52,472          513,754
          365,009          240,981        1,388,326        4,231,302        9,015,017          905,810        5,161,948
        4,546,332        4,674,490        9,999,374       10,611,508               --        8,671,839               --
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $  8,193,889     $  7,099,932     $ 57,388,570     $ 49,247,096     $142,303,288     $ 26,620,499     $ 72,120,466
     ============     ============     ============     ============     ============     ============     ============
     $       9.09     $       9.35     $      10.00     $      10.61     $      13.92     $       8.67     $       8.45
     ============     ============     ============     ============     ============     ============     ============
     $      11.65     $      10.00     $       8.29     $       9.86     $       7.81     $       8.33     $       5.94
     ============     ============     ============     ============     ============     ============     ============
     $       9.30     $       9.74     $       8.15     $       9.74     $       6.68     $       8.38     $       5.51
     ============     ============     ============     ============     ============     ============     ============
     $  8,500,945     $  7,362,126     $ 62,669,420     $ 49,484,535     $204,660,718     $ 32,575,305     $ 79,258,902
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2001

                                                                                     FIDELITY              FIDELITY
                                                                 CALVERT                VIP                   VIP
                                                                 SOCIAL            CONTRAFUND(R)         EQUITY-INCOME
                                                                BALANCED          (INITIAL CLASS)       (INITIAL CLASS)
                                                              ---------------------------------------------------------
ASSETS:
  Investment at net asset value.............................  $ 29,543,812          $290,435,494          $188,917,261

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................       108,130             1,077,548               690,622
                                                              ------------          ------------          ------------
      Total net assets......................................  $ 29,435,682          $289,357,946          $188,226,639
                                                              ============          ============          ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................  $ 27,380,164          $279,421,673          $175,540,670
    Series II Policies......................................        98,122               882,593               529,025
    Series III Policies.....................................     1,957,396             9,053,680            12,156,944
                                                              ------------          ------------          ------------
      Total net assets......................................  $ 29,435,682          $289,357,946          $188,226,639
                                                              ============          ============          ============
    Series I variable accumulation unit value...............  $      16.41          $      16.28          $      15.26
                                                              ============          ============          ============
    Series II variable accumulation unit value..............  $       8.57          $       8.58          $       9.97
                                                              ============          ============          ============
    Series III variable accumulation unit value.............  $       8.34          $       8.26          $       9.83
                                                              ============          ============          ============
Identified Cost of Investment...............................  $ 35,156,715          $343,592,143          $199,790,744
                                                              ============          ============          ============

                                                                                     VAN ECK
                                                              T. ROWE PRICE         WORLDWIDE            AMSOUTH
                                                                 EQUITY               HARD              ENHANCED
                                                                 INCOME              ASSETS              MARKET
                                                              -----------------------------------------------------
ASSETS:
  Investment at net asset value.............................  $ 96,425,702        $  3,791,173        $  1,115,699

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................       335,523              14,000               3,735
                                                              ------------        ------------        ------------
      Total net assets......................................  $ 96,090,179        $  3,777,173        $  1,111,964
                                                              ============        ============        ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................  $ 85,476,117        $  3,510,464        $         --
    Series II Policies......................................       901,720              28,768                  --
    Series III Policies.....................................     9,712,342             237,941           1,111,964
                                                              ------------        ------------        ------------
      Total net assets......................................  $ 96,090,179        $  3,777,173        $  1,111,964
                                                              ============        ============        ============
    Series I variable accumulation unit value...............  $      11.55        $       9.28        $         --
                                                              ============        ============        ============
    Series II variable accumulation unit value..............  $      11.07        $       9.24        $         --
                                                              ============        ============        ============
    Series III variable accumulation unit value.............  $      10.85        $       9.37        $       8.75
                                                              ============        ============        ============
Identified Cost of Investment...............................  $ 96,827,518        $  4,056,202        $  1,119,319
                                                              ============        ============        ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                    MORGAN STANLEY
                         JANUS ASPEN           MFS(R)                                                    UIF
      JANUS ASPEN           SERIES           INVESTORS                                                 EMERGING
         SERIES           WORLDWIDE            TRUST              MFS(R)             MFS(R)            MARKETS
        BALANCED            GROWTH             SERIES        RESEARCH SERIES    UTILITIES SERIES        EQUITY
    ---------------------------------------------------------------------------------------------------------------
      $638,222,829       $399,277,470       $ 34,467,065       $ 52,742,866       $    394,182       $ 31,558,061

         2,347,182          1,519,278            126,361            201,828                785            120,357
      ------------       ------------       ------------       ------------       ------------       ------------
      $635,875,647       $397,758,192       $ 34,340,704       $ 52,541,038       $    393,397       $ 31,437,704
      ============       ============       ============       ============       ============       ============
      $607,298,847       $385,522,931       $ 29,963,318       $ 46,895,784       $    134,772       $ 25,015,549
         2,538,163          1,111,235            231,093            376,307                375          5,827,730
        26,038,637         11,124,026          4,146,293          5,268,947            258,250            594,425
      ------------       ------------       ------------       ------------       ------------       ------------
      $635,875,647       $397,758,192       $ 34,340,704       $ 52,541,038       $    393,397       $ 31,437,704
      ============       ============       ============       ============       ============       ============
      $      18.48       $      16.36       $       9.07       $       9.66       $       8.83       $       7.89
      ============       ============       ============       ============       ============       ============
      $       9.61       $       7.00       $       8.07       $       6.87       $      10.43       $       5.72
      ============       ============       ============       ============       ============       ============
      $       9.06       $       6.43       $       7.94       $       6.58       $       8.35       $       6.64
      ============       ============       ============       ============       ============       ============
      $701,632,974       $552,509,514       $ 39,733,959       $ 74,608,865       $    401,797       $ 48,894,782
      ============       ============       ============       ============       ============       ============

                                                                DREYFUS IP      NEUBERGER BERMAN
        AMSOUTH                                                 TECHNOLOGY            AMT
     INTERNATIONAL         AMSOUTH            AMSOUTH             GROWTH            MID-CAP
         EQUITY           LARGE CAP           MID CAP        (INITIAL SHARES)        GROWTH
------------------------------------------------------------------------------------------------
      $    116,199       $  1,889,991       $    517,121       $  3,815,300       $    649,252

               457              6,733              1,946              8,663              1,351
      ------------       ------------       ------------       ------------       ------------
      $    115,742       $  1,883,258       $    515,175       $  3,806,637       $    647,901
      ============       ============       ============       ============       ============
      $         --       $         --       $         --       $  3,197,055       $    463,772
                --                 --                 --             22,969                538
           115,742          1,883,258            515,175            586,613            183,591
      ------------       ------------       ------------       ------------       ------------
      $    115,742       $  1,883,258       $    515,175       $  3,806,637       $    647,901
      ============       ============       ============       ============       ============
      $         --       $         --       $         --       $       9.84       $       9.64
      ============       ============       ============       ============       ============
      $         --       $         --       $         --       $      12.03       $       9.98
      ============       ============       ============       ============       ============
      $       8.16       $       8.72       $       7.38       $      10.03       $      10.05
      ============       ============       ============       ============       ============
      $    125,912       $  1,858,924       $    548,586       $  3,563,879       $    618,775
      ============       ============       ============       ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2001


                                                                MAINSTAY VP       MAINSTAY VP
                                                                  CAPITAL            CASH           MAINSTAY VP
                                                              APPRECIATION(A)    MANAGEMENT(A)    CONVERTIBLE(A)
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     553,870     $   8,771,105     $   5,564,428
  Mortality and expense risk and administrative charges.....      (8,613,948)       (3,517,406)       (1,995,839)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................      (8,060,078)        5,253,699         3,568,589
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     111,790,566       841,256,489        12,323,226
  Cost of investments sold..................................     (92,093,203)     (841,256,524)      (13,452,823)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............      19,697,363               (35)       (1,129,597)
  Realized gain distribution received.......................              --               825                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (199,254,900)            1,111        (8,063,968)
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................    (179,557,537)            1,901        (9,193,565)
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $(187,617,615)    $   5,255,600     $  (5,624,976)
                                                               =============     =============     =============


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                  INDEXED          SMALL CAP          EQUITY
                                                                  EQUITY           GROWTH(B)         INCOME(B)
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   6,969,673     $          --     $      93,864
  Mortality and expense risk and administrative charges.....      (9,673,891)          (49,757)          (79,835)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................      (2,704,218)          (49,757)           14,029
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      61,506,091           594,064           828,448
  Cost of investments sold..................................     (46,724,252)         (626,749)         (841,488)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............      14,781,839           (32,685)          (13,040)
  Realized gain distribution received.......................       6,998,998                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (124,392,572)          286,415           446,521
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................    (102,611,735)          253,730           433,481
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $(105,315,953)    $     203,973     $     447,510
                                                               =============     =============     =============

Not all investment divisions are available under all policies.
(a) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(b) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                        MAINSTAY VP       MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP        HIGH YIELD       INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
    GOVERNMENT(A)    CORPORATE BOND(A)       EQUITY         RETURN(A)         VALUE(A)         BOND(A)         EQUITY(A)
    -----------------------------------------------------------------------------------------------------------------------
    $   5,021,103      $  51,189,724     $     295,592    $   7,844,806    $   3,151,853    $   7,652,777    $   2,644,792
       (1,272,860)        (5,829,686)         (308,250)      (4,388,312)      (2,767,990)      (1,650,068)      (5,349,745)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
        3,748,243         45,360,038           (12,658)       3,456,494          383,863        6,002,709       (2,704,953)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
       11,859,467         30,658,430        60,291,719       25,517,524        8,333,213        6,664,195       43,414,484
      (12,069,683)       (40,584,091)      (62,715,428)     (22,217,915)      (7,971,430)      (6,754,437)     (43,515,129)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
         (210,216)        (9,925,661)       (2,423,709)       3,299,609          361,783          (90,242)        (100,645)
               --                 --            64,702          458,366        9,774,140               --               --
          117,370        (22,979,947)       (1,034,458)     (49,626,251)     (12,824,685)       1,937,501      (78,152,350)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
          (92,846)       (32,905,608)       (3,393,465)     (45,868,276)      (2,688,762)       1,847,259      (78,252,995)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
    $   3,655,397      $  12,454,430     $  (3,406,123)   $ (42,411,782)   $  (2,304,899)   $   7,849,968    $ (80,957,948)
    =============      =============     =============    =============    =============    =============    =============

                                          MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                            AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP        MAINSTAY VP         CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP            MID CAP            INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
      GROWTH(B)           CORE(B)         & GROWTH(A)        VALUE(A)        EQUITY(A)        GROWTH(A)      CAPITALIZATION
    -----------------------------------------------------------------------------------------------------------------------
    $          --      $      11,403     $     468,043    $     339,049    $          --    $          --    $      38,389
          (39,774)           (39,483)         (806,248)        (595,768)      (2,034,650)        (355,152)      (1,099,874)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
          (39,774)           (28,080)         (338,205)        (256,719)      (2,034,650)        (355,152)      (1,061,485)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
           42,186            101,804         5,983,837        2,515,102       21,612,407        4,729,741      319,839,573
          (49,585)          (113,192)       (5,959,118)      (2,441,346)     (26,582,873)      (4,605,734)    (359,223,826)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
           (7,399)           (11,388)           24,719           73,756       (4,970,466)         124,007      (39,384,253)
               --                 --                --        1,084,369               --               --               --
         (281,933)          (238,442)       (5,773,609)      (3,193,323)     (24,045,004)      (2,352,165)      10,366,014
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
         (289,332)          (249,830)       (5,748,890)      (2,035,198)     (29,015,470)      (2,228,158)     (29,018,239)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
    $    (329,106)     $    (277,910)    $  (6,087,095)   $  (2,291,917)   $ (31,050,120)   $  (2,583,310)   $ (30,079,724)
    =============      =============     =============    =============    =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2001

                                                                                                   FIDELITY
                                                                                 FIDELITY             VIP
                                                                 CALVERT            VIP             EQUITY-
                                                                 SOCIAL        CONTRAFUND(R)        INCOME
                                                                BALANCED      (INITIAL CLASS)   (INITIAL CLASS)
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  1,113,980     $   2,325,451     $   2,713,083
  Mortality and expense risk and administrative charges.....      (391,987)       (4,095,496)       (2,422,805)
                                                              -------------    -------------     -------------
      Net investment income (loss)..........................       721,993        (1,770,045)          290,278
                                                              -------------    -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     2,365,692        22,830,991        13,038,458
  Cost of investments sold..................................    (2,593,222)      (22,074,351)      (14,030,404)
                                                              -------------    -------------     -------------
      Net realized gain (loss) on investments...............      (227,530)          756,640          (991,946)
  Realized gain distribution received.......................       542,740         8,207,473         7,622,468
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (3,432,236)      (52,015,544)      (18,435,392)
                                                              -------------    -------------     -------------
      Net gain (loss) on investments........................    (3,117,026)      (43,051,431)      (11,804,870)
                                                              -------------    -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................  $ (2,395,033)    $ (44,821,476)    $ (11,514,592)
                                                              =============    =============     =============

                                                                                 VAN ECK
                                                              T. ROWE PRICE     WORLDWIDE        AMSOUTH
                                                                 EQUITY           HARD          ENHANCED
                                                                 INCOME          ASSETS         MARKET(A)
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  1,057,167    $     56,456    $         598
  Mortality and expense risk and administrative charges.....      (950,532)        (54,425)          (6,579)
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................       106,635           2,031           (5,981)
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     3,879,370       4,176,213            9,936
  Cost of investments sold..................................    (4,031,253)     (4,103,009)         (11,194)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............      (151,883)         73,204           (1,258)
  Realized gain distribution received.......................     1,394,154              71               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (1,334,107)       (588,213)          (3,620)
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................       (91,836)       (514,938)          (4,878)
                                                              -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
          from operations...................................  $     14,799    $   (512,907)   $     (10,859)
                                                              =============   =============   =============

Not all investment divisions are available under all policies.
(a) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(b) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                    MORGAN STANLEY
                         JANUS ASPEN           MFS(R)                                                    UIF
      JANUS ASPEN           SERIES           INVESTORS            MFS(R)             MFS(R)            EMERGING
         SERIES           WORLDWIDE            TRUST             RESEARCH          UTILITIES           MARKETS
      BALANCED(A)           GROWTH             SERIES           SERIES(A)          SERIES(B)          EQUITY(A)
    ---------------------------------------------------------------------------------------------------------------
     $  16,653,583      $   2,114,821      $     146,588      $       6,944      $          --      $          --
        (8,638,361)        (6,095,251)          (439,367)          (750,781)              (958)          (419,886)
     -------------      -------------      -------------      -------------      -------------      -------------
         8,015,222         (3,980,430)          (292,779)          (743,837)              (958)          (419,886)
     -------------      -------------      -------------      -------------      -------------      -------------
        31,654,402         50,404,034          3,237,578          9,952,290              4,209        316,847,031
       (24,639,898)       (46,466,956)        (3,550,180)       (12,530,865)            (4,801)      (316,347,013)
     -------------      -------------      -------------      -------------      -------------      -------------
         7,014,504          3,937,078           (312,602)        (2,578,575)              (592)           500,018
                --                 --            752,387          6,671,889                 --                 --
       (53,765,457)      (125,576,221)        (6,014,855)       (17,689,841)            (7,614)           129,236
     -------------      -------------      -------------      -------------      -------------      -------------
       (46,750,953)      (121,639,143)        (5,575,070)       (13,596,527)            (8,206)           629,254
     -------------      -------------      -------------      -------------      -------------      -------------
     $ (38,735,731)     $(125,619,573)     $  (5,867,849)     $ (14,340,364)     $      (9,164)     $     209,368
     =============      =============      =============      =============      =============      =============

                                                                 DREYFUS IP
        AMSOUTH                                                  TECHNOLOGY        NEUBERGER BERMAN
     INTERNATIONAL         AMSOUTH            AMSOUTH              GROWTH            AMT MID-CAP
       EQUITY(A)         LARGE CAP(A)        MID CAP(A)      (INITIAL SHARES)(B)      GROWTH(B)
    -----------------------------------------------------------------------------------------------
     $          --      $          --      $          --        $          --       $          --
              (925)           (11,188)            (3,736)              (9,124)             (1,406)
     -------------      -------------      -------------        -------------       -------------
              (925)           (11,188)            (3,736)              (9,124)             (1,406)
     -------------      -------------      -------------        -------------       -------------
               675             46,334                818              197,523              17,598
              (802)           (49,123)            (1,048)            (210,573)            (18,921)
     -------------      -------------      -------------        -------------       -------------
              (127)            (2,789)              (230)             (13,050)             (1,323)
                --                 --                 --                   --                  --
            (9,713)            31,067            (31,465)             251,418              30,477
     -------------      -------------      -------------        -------------       -------------
            (9,840)            28,278            (31,695)             238,368              29,154
     -------------      -------------      -------------        -------------       -------------
     $     (10,765)     $      17,090      $     (35,431)       $     229,244       $      27,748
     =============      =============      =============        =============       =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001
and December 31, 2000


                                                                MAINSTAY VP                     MAINSTAY VP
                                                           CAPITAL APPRECIATION               CASH MANAGEMENT
                                                       -----------------------------   -----------------------------
                                                          2001(B)         2000(A)         2001(B)         2000(A)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (8,060,078)  $ (10,602,340)  $   5,253,699   $   8,420,513
    Net realized gain (loss) on investments..........     19,697,363      25,100,430             (35)          1,001
    Realized gain distribution received..............             --      50,255,513             825              --
    Change in unrealized appreciation (depreciation)
      on investments.................................   (199,254,900)   (165,613,796)          1,111            (249)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................   (187,617,615)   (100,860,193)      5,255,600       8,421,265
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     48,764,262     111,319,611     115,572,144     733,667,989
    Policyowners' surrenders.........................    (37,140,495)    (34,544,718)    (33,746,398)    (20,222,444)
    Policyowners' annuity and death benefits.........     (4,477,315)     (4,586,371)     (2,777,629)     (2,226,423)
    Net transfers from (to) Fixed Account............     31,280,588      18,702,189      25,775,174      (3,940,505)
    Transfers between Investment Divisions...........    (36,654,158)    104,018,850      26,391,518    (838,452,951)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....             --              --              --              --
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............      1,772,882     194,909,561     131,214,809    (131,174,334)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        247,350         496,733         (22,924)        (31,510)
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............   (185,597,383)     94,546,101     136,447,485    (122,784,579)
NET ASSETS:
    Beginning of year................................    751,875,011     657,328,910     171,458,020     294,242,599
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 566,277,628   $ 751,875,011   $ 307,905,505   $ 171,458,020
                                                       =============   =============   =============   =============


                                                                MainStay VP                     MainStay VP
                                                           International Equity                Total Return
                                                       -----------------------------   -----------------------------
                                                           2001           2000(a)         2001(b)         2000(a)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     (12,658)  $    (159,518)  $   3,456,494   $   2,573,198
    Net realized gain (loss) on investments..........     (2,423,709)      1,432,834       3,299,609       2,236,321
    Realized gain distribution received..............         64,702       1,319,785         458,366      27,774,424
    Change in unrealized appreciation (depreciation)
      on investments.................................     (1,034,458)     (7,570,836)    (49,626,251)    (53,020,104)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     (3,406,123)     (4,977,735)    (42,411,782)    (20,436,161)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      1,637,861       2,723,634      24,120,215      39,597,773
    Policyowners' surrenders.........................       (952,640)     (1,153,047)    (19,179,525)    (16,123,878)
    Policyowners' annuity and death benefits.........       (207,511)       (176,519)     (2,789,716)     (2,585,778)
    Net transfers from (to) Fixed Account............      2,023,975       1,119,482      15,226,924       6,784,878
    Transfers between Investment Divisions...........     (1,923,946)      3,737,007     (12,181,398)     28,553,657
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............        577,739       6,250,557       5,196,500      56,226,652
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          6,175          15,804          33,777         117,458
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     (2,822,209)      1,288,626     (37,181,505)     35,907,949
NET ASSETS:
    Beginning of year................................     24,017,265      22,728,639     341,885,888     305,977,939
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  21,195,056   $  24,017,265   $ 304,704,383   $ 341,885,888
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series II and III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                                                             MAINSTAY VP
             MAINSTAY VP                     MAINSTAY VP                     HIGH YIELD
             CONVERTIBLE                     GOVERNMENT                    CORPORATE BOND
    -----------------------------   -----------------------------   -----------------------------
       2001(b)         2000(a)         2001(b)         2000(a)         2001(b)         2000(a)
    ---------------------------------------------------------------------------------------------
    $   3,568,589   $   3,097,598   $   3,748,243   $   2,811,167   $  45,360,038   $  45,067,565
       (1,129,597)      1,171,629        (210,216)     (1,358,534)     (9,925,661)     (2,805,144)
               --       8,506,734              --              --              --          18,304
       (8,063,968)    (24,166,144)        117,370       3,457,642     (22,979,947)    (71,659,164)
    -------------   -------------   -------------   -------------   -------------   -------------
       (5,624,976)    (11,390,183)      3,655,397       4,910,275      12,454,430     (29,378,439)
    -------------   -------------   -------------   -------------   -------------   -------------
       20,568,184      35,826,218      18,215,477       7,725,487      41,236,119      34,654,297
       (8,730,708)     (3,786,921)     (6,903,821)     (3,508,145)    (28,224,414)    (23,653,886)
       (1,256,654)     (1,014,467)       (587,901)       (368,014)     (5,487,895)     (4,519,386)
       29,547,519      10,625,948      14,823,488       2,374,856      23,393,433       4,296,836
         (953,011)     42,067,416      36,559,984     (11,015,259)     23,150,243      (6,403,431)
       (5,677,182)    (10,000,000)             --              --              --              --
    -------------   -------------   -------------   -------------   -------------   -------------
       33,498,148      73,718,194      62,107,227      (4,791,075)     54,067,486       4,374,430
    -------------   -------------   -------------   -------------   -------------   -------------
          (19,381)         33,834         (13,411)        (16,752)        (25,869)         65,335
    -------------   -------------   -------------   -------------   -------------   -------------
       27,853,791      62,361,845      65,749,213         102,448      66,496,047     (24,938,674)
      127,396,125      65,034,280      60,103,557      60,001,109     376,054,068     400,992,742
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 155,249,916   $ 127,396,125   $ 125,852,770   $  60,103,557   $ 442,550,115   $ 376,054,068
    =============   =============   =============   =============   =============   =============


             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
                VALUE                           BOND                        GROWTH EQUITY
    -----------------------------   -----------------------------   -----------------------------
       2001(b)         2000(a)         2001(b)         2000(a)         2001(b)         2000(a)
    ---------------------------------------------------------------------------------------------
    $     383,863   $      15,346   $   6,002,709   $   4,338,546   $  (2,704,953)  $  (2,996,696)
          361,783       1,972,003         (90,242)       (628,925)       (100,645)      3,535,546
        9,774,140       5,072,294              --              --              --      38,589,711
      (12,824,685)      8,725,818       1,937,501       2,831,475     (78,152,350)    (59,601,372)
    -------------   -------------   -------------   -------------   -------------   -------------
       (2,304,899)     15,785,461       7,849,968       6,541,096     (80,957,948)    (20,472,811)
    -------------   -------------   -------------   -------------   -------------   -------------
       27,030,064      10,319,353      19,177,542       5,472,326      36,935,798      64,316,841
      (10,834,343)     (9,385,090)     (7,267,424)     (4,394,982)    (21,064,604)    (16,395,828)
       (1,759,852)     (1,272,666)     (1,445,576)       (784,749)     (2,809,354)     (1,798,646)
       21,738,403       1,380,397      15,892,116       2,564,107      35,868,212      14,515,024
       22,755,024     (13,186,883)     47,742,242      (5,852,549)    (13,899,021)     65,007,661
    -------------   -------------   -------------   -------------   -------------   -------------
       58,929,296     (12,144,889)     74,098,900      (2,995,847)     35,031,031     125,645,052
    -------------   -------------   -------------   -------------   -------------   -------------
          (28,886)        (18,755)        (27,572)        (23,092)        113,227         157,041
    -------------   -------------   -------------   -------------   -------------   -------------
       56,595,511       3,621,817      81,921,296       3,522,157     (45,813,690)    105,329,282
      169,019,148     165,397,331      86,082,716      82,560,559     422,601,979     317,272,697
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 225,614,659   $ 169,019,148   $ 168,004,012   $  86,082,716   $ 376,788,289   $ 422,601,979
    =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2001
and December 31, 2000


                                                                                        MAINSTAY VP     MAINSTAY VP
                                                                MAINSTAY VP              SMALL CAP        EQUITY
                                                              INDEXED EQUITY              GROWTH          INCOME
                                                       -----------------------------   -------------   -------------
                                                           2001           2000(a)         2001(c)         2001(c)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (2,704,218)  $  (3,237,978)  $    (49,757)   $      14,029
    Net realized gain (loss) on investments..........     14,781,839       9,749,317        (32,685)         (13,040)
    Realized gain distribution received..............      6,998,998      14,116,026             --               --
    Change in unrealized appreciation (depreciation)
      on investments.................................   (124,392,572)   (106,168,978)       286,415          446,521
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................   (105,315,953)    (85,541,613)       203,973          447,510
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     49,283,835      87,989,207      2,065,855        3,456,428
    Policyowners' surrenders.........................    (39,897,427)    (33,770,454)       (93,246)        (170,727)
    Policyowners' annuity and death benefits.........     (5,988,184)     (5,347,452)           (95)          (2,227)
    Net transfers from (to) Fixed Account............     38,924,875      28,159,875        950,710        2,578,262
    Transfers between Investment Divisions...........    (29,451,263)     81,869,947      5,125,746        7,711,239
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....             --              --      5,000,000        5,000,000
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     12,871,836     158,901,123     13,048,970       18,572,975
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         37,902         361,322         (1,333)          (1,493)
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............    (92,406,215)     73,720,832     13,251,610       19,018,992
NET ASSETS:
    Beginning of year................................    758,421,508     684,700,676             --               --
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 666,015,293   $ 758,421,508   $ 13,251,610    $  19,018,992
                                                       =============   =============   =============   =============

                                                                MAINSTAY VP                        ALGER
                                                                LORD ABBETT                      AMERICAN
                                                                DEVELOPING                         SMALL
                                                                  GROWTH                      CAPITALIZATION
                                                       -----------------------------   -----------------------------
                                                          2001(b)         2000(a)          2001           2000(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (355,152)  $    (478,118)  $  (1,061,485)  $  (1,296,468)
    Net realized gain (loss) on investments..........        124,007         566,218     (39,384,253)    (41,988,748)
    Realized gain distribution received..............             --         943,627              --      34,726,123
    Change in unrealized appreciation (depreciation)
      on investments.................................     (2,352,165)     (8,512,850)     10,366,014     (27,682,001)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     (2,583,310)     (7,481,123)    (30,079,724)    (36,241,094)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      1,429,247       3,736,916       8,308,559      27,374,775
    Policyowners' surrenders.........................       (925,315)     (1,173,756)     (6,938,545)     (3,433,805)
    Policyowners' annuity and death benefits.........       (197,906)        (45,347)       (442,172)       (373,087)
    Net transfers from (to) Fixed Account............      1,277,592       1,523,807      11,036,302      11,298,510
    Transfers between Investment Divisions...........     (2,309,358)      6,271,420      (4,603,579)     44,204,440
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............       (725,740)     10,313,040       7,360,565      79,070,833
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (3,406)         29,293          43,117         106,785
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     (3,312,456)      2,861,210     (22,676,042)     42,936,524
NET ASSETS:
    Beginning of year................................     29,932,955      27,071,745      94,796,508      51,859,984
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  26,620,499   $  29,932,955   $  72,120,466   $  94,796,508
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series II and III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                             MAINSTAY VP                     MAINSTAY VP
                                                                               DREYFUS                       EAGLE ASSET
     MAINSTAY VP     MAINSTAY VP             MAINSTAY VP                        LARGE                        MANAGEMENT
       MID CAP         MID CAP            AMERICAN CENTURY                     COMPANY                         GROWTH
       GROWTH           CORE               INCOME & GROWTH                      VALUE                          EQUITY
    -------------   -------------   -----------------------------   -----------------------------   -----------------------------
       2001(C)         2001(C)         2001(B)         2000(A)         2001(B)         2000(A)         2001(B)         2000(A)
    -----------------------------------------------------------------------------------------------------------------------------
    $    (39,774)   $    (28,080)   $    (338,205)  $    (420,475)  $    (256,719)  $    (185,290)  $  (2,034,650)  $  (1,824,284)
          (7,399)        (11,388)          24,719         259,120          73,756         122,839      (4,970,466)      7,688,979
              --              --               --          88,249       1,084,369         615,857              --      15,711,265
        (281,933)       (238,442)      (5,773,609)     (7,348,735)     (3,193,323)      1,282,595     (24,045,004)    (53,995,450)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        (329,106)       (277,910)      (6,087,095)     (7,421,841)     (2,291,917)      1,836,001     (31,050,120)    (32,419,490)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       1,444,081         807,903        2,880,801       7,574,559       4,431,543       4,230,310      17,857,249      56,917,203
         (13,270)        (26,398)      (2,765,876)     (1,866,785)     (1,704,673)       (925,689)     (7,954,018)     (4,319,692)
              --              --         (616,401)       (185,365)       (363,242)       (319,276)       (843,385)       (578,460)
         776,372         491,164        4,697,305       4,727,285       8,071,316       2,556,929      27,838,244      15,876,356
       1,316,123       1,105,194       (1,535,328)      7,631,772       2,958,512       5,068,496     (21,803,324)     87,344,821
       5,000,000       5,000,000               --              --              --              --      (1,685,468)    (15,000,000)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       8,523,306       7,377,863        2,660,501      17,881,466      13,393,456      10,610,770      13,409,298     140,240,228
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
            (311)            (21)          (1,611)         29,647          (1,476)         (1,064)         11,401          96,937
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       8,193,889       7,099,932       (3,428,205)     10,489,272      11,100,063      12,445,707     (17,629,421)    107,917,675
              --              --       60,816,775      50,327,503      38,147,033      25,701,326     159,932,709      52,015,034
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  8,193,889    $  7,099,932    $  57,388,570   $  60,816,775   $  49,247,096   $  38,147,033   $ 142,303,288   $ 159,932,709
    =============   =============   =============   =============   =============   =============   =============   =============

                                              FIDELITY                        FIDELITY
               CALVERT                           VIP                             VIP                         JANUS ASPEN
               SOCIAL                       CONTRAFUND(R)                   EQUITY-INCOME                      SERIES
              BALANCED                     (INITIAL CLASS)                 (INITIAL CLASS)                    BALANCED
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2001           2000(a)          2001           2000(a)          2001           2000(a)         2001(b)         2000(a)
    -----------------------------------------------------------------------------------------------------------------------------
    $     721,993   $     135,980   $  (1,770,045)  $  (3,283,844)  $     290,278   $     246,478   $   8,015,222   $   7,635,454
         (227,530)         55,563         756,640       2,527,567        (991,946)      1,030,636       7,014,504         939,866
          542,740         813,413       8,207,473      32,205,119       7,622,468       8,082,585              --      44,689,221
       (3,432,236)     (2,265,814)    (52,015,544)    (56,999,558)    (18,435,392)      1,267,673     (53,765,457)    (74,511,518)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (2,395,033)     (1,260,858)    (44,821,476)    (25,550,716)    (11,514,592)     10,627,372     (38,735,731)    (21,246,977)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        3,188,471       4,494,907      20,708,009      46,270,381      20,221,481      17,665,558      58,493,388     117,758,343
       (1,678,884)     (1,057,669)    (15,195,570)    (12,902,569)     (9,776,105)     (6,681,888)    (35,937,935)    (21,229,768)
         (132,045)       (173,038)     (2,097,626)     (1,334,398)     (2,083,049)       (816,611)     (6,074,284)     (3,092,621)
        4,990,518       2,043,766      26,992,249      25,809,383      26,470,182       8,090,642      74,568,408      45,061,269
       (1,357,626)      4,278,613     (17,710,932)     43,697,704       5,361,000       6,691,225     (19,005,838)    147,098,302
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        5,010,434       9,586,579      12,696,130     101,540,501      40,193,509      24,948,926      72,043,739     285,595,525
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
              896           6,423          57,617         130,531            (118)        (10,400)           (446)         94,957
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        2,616,297       8,332,144     (32,067,729)     76,120,316      28,678,799      35,565,898      33,307,562     264,443,505
       26,819,385      18,487,241     321,425,675     245,305,359     159,547,840     123,981,942     602,568,085     338,124,580
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  29,435,682   $  26,819,385   $ 289,357,946   $ 321,425,675   $ 188,226,639   $ 159,547,840   $ 635,875,647   $ 602,568,085
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2001
and December 31, 2000

                                                                                                  MFS(R)
                                                            JANUS ASPEN SERIES                   INVESTORS
                                                             WORLDWIDE GROWTH                  TRUST SERIES
                                                       -----------------------------   -----------------------------
                                                           2001           2000(A)          2001           2000(A)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (3,980,430)  $  (4,583,321)  $    (292,779)  $    (241,238)
    Net realized gain (loss) on investments..........      3,937,078       2,919,298        (312,602)        174,748
    Realized gain distribution received..............             --      41,057,453         752,387         182,991
    Change in unrealized appreciation (depreciation)
      on investments.................................   (125,576,221)   (147,911,692)     (6,014,855)       (483,943)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................   (125,619,573)   (108,518,262)     (5,867,849)       (367,442)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     35,310,655     119,333,550       3,956,045       5,227,254
    Policyowners' surrenders.........................    (24,210,872)    (19,051,964)     (1,691,749)       (931,527)
    Policyowners' annuity and death benefits.........     (2,798,185)     (2,596,140)       (315,935)       (197,218)
    Net transfers from (to) Fixed Account............     42,740,447      36,925,717       8,532,352       3,457,791
    Transfers between Investment Divisions...........    (38,195,934)    154,207,110        (190,099)      3,983,700
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     12,846,111     288,818,273      10,290,614      11,540,000
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        170,553         367,196           7,670           5,342
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............   (112,602,909)    180,667,207       4,430,435      11,177,900
NET ASSETS:
    Beginning of year................................    510,361,101     329,693,894      29,910,269      18,732,369
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 397,758,192   $ 510,361,101   $  34,340,704   $  29,910,269
                                                       =============   =============   =============   =============

                                                                  VAN ECK
                                                                 WORLDWIDE                AMSOUTH         AMSOUTH
                                                                   HARD                  ENHANCED      INTERNATIONAL
                                                                  ASSETS                  MARKET          EQUITY
                                                       -----------------------------   -------------   -------------
                                                           2001           2000(A)         2001(B)         2001(B)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       2,031   $     (19,482)  $      (5,981)  $        (925)
    Net realized gain (loss) on investments..........         73,204          71,880          (1,258)           (127)
    Realized gain distribution received..............             71              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................       (588,213)        230,672          (3,620)         (9,713)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................       (512,907)        283,070         (10,859)        (10,765)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............        624,703         679,098         370,427          37,240
    Policyowners' surrenders.........................       (220,660)       (169,224)        (15,636)           (257)
    Policyowners' annuity and death benefits.........       (158,406)        (79,360)             --              --
    Net transfers from (to) Fixed Account............        499,311         245,403         739,076          89,241
    Transfers between Investment Divisions...........     (1,463,391)      1,983,406          28,991             260
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............       (718,443)      2,659,323       1,122,858         126,484
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............            627             (20)            (35)             23
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     (1,230,723)      2,942,373       1,111,964         115,742
NET ASSETS:
    Beginning of year................................      5,007,896       2,065,523              --              --
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $   3,777,173   $   5,007,896   $   1,111,964   $     115,742
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series II and III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       MFS(R)              MORGAN STANLEY                   T. ROWE PRICE
               MFS(R)                 UTILITIES         UIF EMERGING MARKETS                   EQUITY
           RESEARCH SERIES             SERIES                  EQUITY                          INCOME
    -----------------------------   -------------   -----------------------------   -----------------------------
       2001(B)         2000(A)         2001(C)         2001(B)         2000(A)          2001           2000(A)
-----------------------------------------------------------------------------------------------------------------
    $    (743,837)  $    (443,355)  $        (958)  $    (419,886)  $    (490,056)  $     106,635   $     213,118
       (2,578,575)        147,776            (592)        500,018         848,625        (151,883)        (45,639)
        6,671,889       1,404,903              --              --       4,991,556       1,394,154       2,070,066
      (17,689,841)     (6,283,009)         (7,614)        129,236     (23,965,687)     (1,334,107)      2,057,980
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (14,340,364)     (5,173,685)         (9,164)        209,368     (18,615,562)         14,799       4,295,525
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
        6,274,231      17,653,674         106,217       2,004,189       9,211,505      14,939,826       6,188,074
       (2,554,508)     (1,225,528)           (496)     (1,712,868)     (1,431,130)     (3,667,396)     (1,453,153)
         (478,208)       (217,255)             --        (150,065)       (139,645)       (567,683)       (175,568)
       13,960,004       8,587,290         167,782       2,439,885       2,708,654      18,561,014       3,456,556
       (2,853,894)     19,640,292         129,055        (166,737)     13,347,824      24,088,954       5,699,471
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
       14,347,625      44,438,473         402,558       2,414,404      23,697,208      53,354,715      13,715,380
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
           14,296          18,827               3             815          54,600          (7,183)         (7,068)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
           21,557      39,283,615         393,397       2,624,587       5,136,246      53,362,331      18,003,837
       52,519,481      13,235,866              --      28,813,117      23,676,871      42,727,848      24,724,011
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  52,541,038   $  52,519,481   $     393,397   $  31,437,704   $  28,813,117   $  96,090,179   $  42,727,848
    =============   =============   =============   =============   =============   =============   =============

                                       DREYFUS IP      NEUBERGER BERMAN
                                       TECHNOLOGY            AMT
       AMSOUTH         AMSOUTH           GROWTH            MID-CAP
      LARGE CAP        MID CAP      (INITIAL SHARES)        GROWTH
    -------------   -------------   ----------------   ----------------
       2001(B)         2001(B)          2001(C)            2001(C)
-----------------------------------------------------------------------
    $     (11,188)  $      (3,736)   $      (9,124)     $      (1,406)
           (2,789)           (230)         (13,050)            (1,323)
               --              --               --                 --
           31,067         (31,465)         251,418             30,477
    -------------   -------------    -------------      -------------
           17,090         (35,431)         229,244             27,748
    -------------   -------------    -------------      -------------
          367,533         220,473          873,736            137,432
          (16,802)         (2,885)         (25,538)            (5,977)
               --              --           (5,046)            (4,654)
        1,562,334         332,710          583,932            203,987
          (46,789)            294        2,150,667            289,409
    -------------   -------------    -------------      -------------
        1,866,276         550,592        3,577,751            620,197
    -------------   -------------    -------------      -------------
             (108)             14             (358)               (44)
    -------------   -------------    -------------      -------------
        1,883,258         515,175        3,806,637            647,901
               --              --               --                 --
    -------------   -------------    -------------      -------------
    $   1,883,258   $     515,175    $   3,806,637      $     647,901
    =============   =============    =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
    NYLIAC Variable Annuity Separate Account-III ("Separate Account" formerly, "LifeStages Annuity Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation
("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages()(R) Variable Annuity, LifeStages()(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages()(R) Access Variable Annuity and MainStay Access Variable Annuity), and Series III policies (LifeStages()(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity). This account was established to receive and invest premium payments under Non-Qualified and Tax Qualified Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in the shares of the MainStay VP Series Fund Inc., the Alger American Fund, the Calvert Variable Series, Inc. (formerly, "Acacia Capital Corporation"), the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Universal Institutional Funds, Inc. (formerly, "Morgan Stanley Dean Witter Universal Funds, Inc."), the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Variable Insurance Funds, the Dreyfus Investment Portfolios, and the Neuberger Berman Advisors Management Trust (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

  The following Investment Divisions, with their respective fund portfolios, are available for all LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity, LifeStages(R) Access Variable Annuity and LifeStages(R) Premium Plus Variable Annuity Policyholders to invest premium payments: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP Small Cap Growth, MainStay VP Equity Income, MainStay VP Mid Cap Growth, MainStay VP Mid Cap Core, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced (formerly, "Calvert Socially Responsible"), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Investors Trust Series (formerly, "MFS(R) Growth With Income Series"), MFS(R) Research Series, Morgan Stanley UIF Emerging Markets Equity (formerly, "Morgan Stanley Dean Witter Emerging Markets Equity"), T. Rowe Price Equity Income, Van Eck Worldwide Hard Assets, and Dreyfus IP Technology Growth (Initial Shares). Each Investment Division of the Separate Account will invest exclusively in the corresponding eligible portfolio.

  The following Investment Divisions, with their respective fund portfolios, are available for all MainStay Plus Variable Annuity, MainStay Access Variable Annuity and MainStay Premium Plus Variable Annuity Policyholders to invest premium payments: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP Small Cap Growth, MainStay VP Equity Income, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced (formerly, "Calvert Socially

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

Responsible"), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Investors Trust Series (formerly, "MFS(R) Growth With Income Series"), MFS(R) Research Series, MFS(R) Utilities Series, Morgan Stanley UIF Emerging Markets Equity (formerly "Morgan Stanley Dean Witter Emerging Markets Equity"), T. Rowe Price Equity Income, Van Eck Worldwide Hard Assets, Dreyfus IP Technology Growth (Initial Shares) and Neuberger Berman AMT Mid-Cap Growth. Each Investment Division of the Separate Account will invest exclusively in the corresponding eligible portfolio.

  The following Investment Divisions are available for AmSouth Premium Plus Variable Annuity policies: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Janus Aspen Series Balanced, MFS(R) Research Series, Morgan Stanley UIF Emerging Markets Equity (formerly, "Morgan Stanley Dean Witter Emerging Markets Equity"), AmSouth Enhanced Market, AmSouth International Equity, AmSouth Large Cap, and AmSouth Mid Cap. Each Investment Division of the Separate Account will invest exclusively in the corresponding eligible portfolio.

  For all policies within Series I, II, & III, initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For all policies, subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging Advantage Plan Accounts (where available) at the close of the Business Day they are received. In addition, for all policies, the Policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2001, the investments of the Separate Account are as follows:


                                                           MAINSTAY VP          MAINSTAY VP
                                                             CAPITAL               CASH             MAINSTAY VP
                                                           APPRECIATION         MANAGEMENT          CONVERTIBLE
                                                           ----------------------------------------------------
Number of shares.........................................      24,049             309,050              15,417
Identified cost..........................................    $751,138            $309,049            $181,293


                                                            MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                              INDEXED            SMALL CAP            EQUITY
                                                              EQUITY              GROWTH              INCOME
                                                            ---------------------------------------------------
Number of shares..........................................     28,895               1,392               1,937
Identified cost...........................................   $749,086            $ 13,001            $ 18,630

  Investment activity for the year ended December 31, 2001, was as follows:


                                                            MAINSTAY VP          MAINSTAY VP
                                                              CAPITAL               CASH             MAINSTAY VP
                                                            APPRECIATION         MANAGEMENT          CONVERTIBLE
                                                            ----------------------------------------------------
Purchases.................................................    $105,526            $978,271            $ 49,500
Proceeds from sales.......................................     111,791             841,256              12,323


                                                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                             INDEXED            SMALL CAP            EQUITY
                                                             EQUITY              GROWTH              INCOME
                                                           ---------------------------------------------------
Purchases................................................   $ 78,670            $ 13,628            $ 19,471
Proceeds from sales......................................     61,506                 594                 828

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
         12,206           54,929            2,114           18,322           14,752           12,858           18,921
       $127,009         $580,352         $ 24,566         $340,185         $234,325         $171,448         $464,914

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP        MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
        GROWTH        MID CAP CORE       & GROWTH          VALUE            EQUITY           GROWTH       CAPITALIZATION
    --------------------------------------------------------------------------------------------------------------------
            898              758            5,624            4,727           11,515            3,067            4,375
       $  8,501         $  7,362         $ 62,669         $ 49,485         $204,661         $ 32,575         $ 79,259


                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
       $ 77,950         $130,356         $ 60,928         $ 34,673         $ 77,615         $ 86,997         $ 75,878
         11,859           30,658           60,292           25,518            8,333            6,664           43,414

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP        MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
        GROWTH        MID CAP CORE       & GROWTH          VALUE            EQUITY           GROWTH       CAPITALIZATION
    --------------------------------------------------------------------------------------------------------------------
       $  8,551         $  7,475         $  8,318         $ 16,788         $ 33,031         $  3,649         $326,178
             42              102            5,984            2,515           21,612            4,730          319,840

--------------------------------------------------------------------------------

                                                 FIDELITY             FIDELITY                            JANUS ASPEN
                               CALVERT              VIP                 VIP             JANUS ASPEN         SERIES
                                SOCIAL         CONTRAFUND(R)       EQUITY-INCOME           SERIES          WORLDWIDE
                               BALANCED       (INITIAL CLASS)     (INITIAL CLASS)         BALANCED          GROWTH
                            ------------------------------------------------------------------------------------------
Number of shares..........       16,796             14,428               8,304              28,277           13,990
Identified cost...........     $ 35,157           $343,592            $199,791            $701,633         $552,510

                                                                                        DREYFUS IP         NEUBERGER
                               AMSOUTH                                                  TECHNOLOGY        BERMAN AMT
                            INTERNATIONAL        AMSOUTH            AMSOUTH               GROWTH            MID-CAP
                                EQUITY          LARGE CAP           MID CAP          (INITIAL SHARES)       GROWTH
                            ------------------------------------------------------------------------------------------
Number of shares..........           15              207                  68                  402                38
Identified cost...........     $    126         $  1,859            $    549             $  3,564          $    619

                                                 FIDELITY             FIDELITY                            JANUS ASPEN
                               CALVERT              VIP                 VIP             JANUS ASPEN         SERIES
                                SOCIAL         CONTRAFUND(R)       EQUITY-INCOME           SERIES          WORLDWIDE
                               BALANCED       (INITIAL CLASS)     (INITIAL CLASS)         BALANCED          GROWTH
                            ------------------------------------------------------------------------------------------
Purchases.................     $  8,661           $ 42,035            $ 61,291            $112,050         $ 59,292
Proceeds from sales.......        2,366             22,831              13,038              31,654           50,404

                                                                                        DREYFUS IP         NEUBERGER
                               AMSOUTH                                                  TECHNOLOGY        BERMAN AMT
                            INTERNATIONAL        AMSOUTH            AMSOUTH               GROWTH            MID-CAP
                                EQUITY          LARGE CAP           MID CAP          (INITIAL SHARES)       GROWTH
                            ------------------------------------------------------------------------------------------
Purchases.................     $    127         $  1,908            $    550             $  3,774          $    638
Proceeds from sales.......            1               46                   1                  198                18

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                       MORGAN STANLEY
        MFS(R)                                              UIF                             VAN ECK
      INVESTORS          MFS(R)           MFS(R)          EMERGING      T. ROWE PRICE      WORLDWIDE         AMSOUTH
        TRUST           RESEARCH        UTILITIES         MARKETS           EQUITY            HARD           ENHANCED
        SERIES           SERIES           SERIES           EQUITY           INCOME           ASSETS           MARKET
    --------------------------------------------------------------------------------------------------------------------
          2,012            3,683               25            4,760            5,030              355              128
       $ 39,734         $ 74,609         $    402         $ 48,895         $ 96,828         $  4,056         $  1,119

                                                       MORGAN STANLEY
        MFS(R)                                              UIF                             VAN ECK
      INVESTORS          MFS(R)           MFS(R)          EMERGING      T. ROWE PRICE      WORLDWIDE         AMSOUTH
        TRUST           RESEARCH        UTILITIES         MARKETS           EQUITY            HARD           ENHANCED
        SERIES           SERIES           SERIES           EQUITY           INCOME           ASSETS           MARKET
    --------------------------------------------------------------------------------------------------------------------
       $ 14,022         $ 30,286         $    407         $318,873         $ 58,924         $  3,458         $  1,131
          3,238            9,952                4          316,847            3,879            4,176               10

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

N
    YLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I and Series III policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn, this charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn, this charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity policies, which are also part of Series III, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn, this charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, Mainstay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity, there is a lower surrender charge. These charges are recorded as surrenders in the accompanying statements of changes in net assets.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity contracts which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies this charge is $40 per policy (may be lower in some states). For Series III policies, this charge is $30 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II and III policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, Series II, and Series III policies these charges are made daily at an annual rate of 1.40%, 1.55%, and 1.60%, respectively of the daily net asset value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

T
    he Separate Account does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 2001 and December 31, 2000, were as follows:


                                                                   MAINSTAY VP                           MAINSTAY VP
                                                              CAPITAL APPRECIATION                     CASH MANAGEMENT
                                                           ---------------------------           ---------------------------
                                                           2001(b)            2000(a)            2001(b)            2000(a)
                                                           -----------------------------------------------------------------
SERIES I POLICIES
Units issued (redeemed) on contributions by NYLIAC.....         --                  --                --                  --
Units issued on payments received from policyowners....      2,071               3,837            70,068             604,129
Units redeemed on surrenders...........................     (1,807)             (1,216)          (23,961)            (14,313)
Units redeemed on annuity and death benefits...........       (211)               (163)           (2,196)             (1,838)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................      1,127                 648             1,752              (3,589)
Units issued (redeemed) on transfers between Investment
  Divisions............................................     (1,874)              3,663            26,556            (700,084)
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................       (694)              6,769            72,219            (115,695)
Units outstanding, beginning of year...................     29,793              23,024           133,091             248,786
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................     29,099              29,793           205,310             133,091
                                                           ========           ========           ========           ========
SERIES II POLICIES
Units issued on payments received from policyowners....        109                 117            18,944               7,189
Units redeemed on surrenders...........................        (25)                 (5)           (2,737)             (2,874)
Units redeemed on annuity and death benefits...........         (1)                 --               (12)                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         --                  --               (40)                245
Units issued (redeemed) on transfers between Investment
  Divisions............................................        (20)                 11            (4,775)               (486)
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................         63                 123            11,380               4,074
Units outstanding, beginning of year...................        123                  --             4,074                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................        186                 123            15,454               4,074
                                                           ========           ========           ========           ========
SERIES III POLICIES
Units issued on payments received from policyowners....        563                 130             7,770               2,624
Units redeemed on surrenders...........................        (28)                 (1)             (738)                (58)
Units redeemed on annuity and death benefits...........        (10)                 --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................      1,080                  70            22,767                 122
Units issued (redeemed) on transfers between Investment
  Divisions............................................       (111)                 11            (2,009)               (102)
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................      1,494                 210            27,790               2,586
Units outstanding, beginning of year...................        210                  --             2,586                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................      1,704                 210            30,376               2,586
                                                           ========           ========           ========           ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                    MAINSTAY VP
        MAINSTAY VP           MAINSTAY VP           HIGH YIELD
        CONVERTIBLE           GOVERNMENT          CORPORATE BOND
    -------------------   -------------------   -------------------
    2001(b)    2000(a)    2001(b)    2000(a)    2001(b)    2000(a)
    ---------------------------------------------------------------
       (371)       (629)       --          --        --          --
      1,113       1,955     1,106         579     2,405       2,139
       (541)       (220)     (487)       (283)   (1,850)     (1,512)
        (71)        (60)      (42)        (30)     (353)       (289)
      1,473         625       676         187       928         266
        (91)      2,376     2,532        (953)    1,405        (420)
    --------   --------   --------   --------   --------   --------
      1,512       4,047     3,785        (500)    2,535         184
      7,873       3,826     4,508       5,008    25,693      25,509
    --------   --------   --------   --------   --------   --------
      9,385       7,873     8,293       4,508    28,228      25,693
    ========   ========   ========   ========   ========   ========
         86         163        84          21       102          89
        (16)         (2)       (6)         --       (39)         (3)
         (9)         --        (1)         --        (3)         --
        (12)         (8)       --          --        --          --
         --          (3)       24           6         4          (1)
    --------   --------   --------   --------   --------   --------
         49         150       101          27        64          85
        150          --        27          --        85          --
    --------   --------   --------   --------   --------   --------
        199         150       128          27       149          85
    ========   ========   ========   ========   ========   ========
        274          59       189           4       424          45
        (29)         --       (11)         --       (17)         --
        (10)         --        --          --       (17)         --
        799          16       505           1     1,011          17
         10           6       110          --       146          (8)
    --------   --------   --------   --------   --------   --------
      1,044          81       793           5     1,547          54
         81          --         5          --        54          --
    --------   --------   --------   --------   --------   --------
      1,125          81       798           5     1,601          54
    ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------



                                                                   MAINSTAY VP                           MAINSTAY VP
                                                              INTERNATIONAL EQUITY                      TOTAL RETURN
                                                           ---------------------------           ---------------------------
                                                             2001             2000(a)            2001(b)            2000(a)
                                                           -----------------------------------------------------------------
SERIES I POLICIES
Units issued on payments received from policyowners....         99                 155             1,232               1,727
Units redeemed on surrenders...........................        (71)                (68)           (1,065)               (765)
Units redeemed on annuity and death benefits...........         (9)                (11)             (148)               (123)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         74                  65               591                 316
Units issued (redeemed) on transfers between Investment
  Divisions............................................       (112)                211              (698)              1,363
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................        (19)                352               (88)              2,518
Units outstanding, beginning of year...................      1,556               1,204            17,027              14,509
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................      1,537               1,556            16,939              17,027
                                                           ========           ========           ========           ========
SERIES II POLICIES
Units issued on payments received from policyowners....         13                  13                43                 295
Units redeemed on surrenders...........................         --                  --                (4)                 --
Units redeemed on annuity and death benefits...........        (10)                 --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         --                  --               (10)                 --
Units issued (redeemed) on transfers between Investment
  Divisions............................................         11                   5               (24)                  2
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................         14                  18                 5                 297
Units outstanding, beginning of year...................         18                  --               297                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................         32                  18               302                 297
                                                           ========           ========           ========           ========
SERIES III POLICIES
Units issued on payments received from policyowners....         23                   4               152                  39
Units redeemed on surrenders...........................         (1)                 --               (17)                 --
Units redeemed on annuity and death benefits...........         (1)                 --               (13)                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................        129                   8               567                  17
Units issued (redeemed) on transfers between Investment
  Divisions............................................        (28)                 --               (28)                 --
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................        122                  12               661                  56
Units outstanding, beginning of year...................         12                  --                56                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................        134                  12               717                  56
                                                           ========           ========           ========           ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
           VALUE                 BOND              GROWTH EQUITY        INDEXED EQUITY
    -------------------   -------------------   -------------------   -------------------
    2001(b)    2000(a)    2001(b)    2000(a)    2001(b)    2000(a)      2001     2000(a)
    -------------------------------------------------------------------------------------
      1,272         591     1,191         418     1,319       2,211     1,899       3,173
       (577)       (564)     (518)       (356)     (909)       (586)   (1,775)     (1,266)
        (84)        (76)     (106)        (64)     (120)        (64)     (265)       (201)
        747          80       813         202     1,093         501     1,248       1,047
      1,161        (850)    3,371        (483)     (650)      2,331    (1,437)      3,037
    --------   --------   --------   --------   --------   --------   --------   --------
      2,519        (819)    4,751        (283)      733       4,393      (330)      5,790
      8,963       9,782     6,588       6,871    15,714      11,321    30,595      24,805
    --------   --------   --------   --------   --------   --------   --------   --------
     11,482       8,963    11,339       6,588    16,447      15,714    30,265      30,595
    ========   ========   ========   ========   ========   ========   ========   ========
         59          22        74          17        97         141       135         142
         (7)         --        (7)         --        (8)         (2)      (35)         (4)
         (7)         --        --          --        (3)         --        (2)         --
         (2)         --        (1)         --         7          (3)        3          (4)
          8          --        14          (1)       (2)          3       (12)          1
    --------   --------   --------   --------   --------   --------   --------   --------
         51          22        80          16        91         139        89         135
         22          --        16          --       139          --       135          --
    --------   --------   --------   --------   --------   --------   --------   --------
         73          22        96          16       230         139       224         135
    ========   ========   ========   ========   ========   ========   ========   ========
        252           6       176          13       649          86       636         176
         (8)         --        (7)         --       (25)         (2)      (31)         --
         (9)         --        --          --        --          --        --          --
        765           1       426           5     1,354          76     1,322          38
         30          --        93          --       (87)          3       (24)          3
    --------   --------   --------   --------   --------   --------   --------   --------
      1,030           7       688          18     1,891         163     1,903         217
          7          --        18          --       163          --       217          --
    --------   --------   --------   --------   --------   --------   --------   --------
      1,037           7       706          18     2,054         163     2,120         217
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------



                                                     MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   MAINSTAY VP
                                                      SMALL CAP      EQUITY        MID CAP       MID CAP
                                                       GROWTH        INCOME        GROWTH         CORE
                                                     -----------   -----------   -----------   -----------
                                                       2001(c)       2001(c)       2001(c)       2001(c)
                                                     -----------------------------------------------------
SERIES I POLICIES
Units issued (redeemed) on contributions by
  NYLIAC...........................................        500           500           500           500
Units issued on payments received from
  policyowners.....................................        184           301           151            87
Units redeemed on surrenders.......................        (16)          (16)           (2)           (3)
Units redeemed on annuity and death benefits.......         --            --            --            --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................         75           188            57            40
Units issued (redeemed) on transfers between
  Investment Divisions.............................        543           808           149           110
                                                      --------      --------      --------      --------
  Net increase (decrease)..........................      1,286         1,781           855           734
Units outstanding, beginning of year...............         --            --            --            --
                                                      --------      --------      --------      --------
Units outstanding, end of year.....................      1,286         1,781           855           734
                                                      ========      ========      ========      ========
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................         29             9             5            --
Units redeemed on surrenders.......................         --            --            --            --
Units redeemed on annuity and death benefits.......         --            --            --            --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................         --            --            --            --
Units issued (redeemed) on transfers between
  Investment Divisions.............................         (1)            2            --            --
                                                      --------      --------      --------      --------
  Net increase (decrease)..........................         28            11             5            --
Units outstanding, beginning of year...............         --            --            --            --
                                                      --------      --------      --------      --------
Units outstanding, end of year.....................         28            11             5            --
                                                      ========      ========      ========      ========
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................         23            55             8             2
Units redeemed on surrenders.......................         --            (1)           --            --
Units redeemed on annuity and death benefits.......         --            --            --            --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................         32            84            31            14
Units issued (redeemed) on transfers between
  Investment Divisions.............................         28             3            --             9
                                                      --------      --------      --------      --------
  Net increase (decrease)..........................         83           141            39            25
Units outstanding, beginning of year...............         --            --            --            --
                                                      --------      --------      --------      --------
Units outstanding, end of year.....................         83           141            39            25
                                                      ========      ========      ========      ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                    MainStay VP
        MainStay VP           MainStay VP           Eagle Asset           MAINSTAY VP
     American Century        Dreyfus Large          Management            LORD ABBETT
      Income & Growth        Company Value         Growth Equity       DEVELOPING GROWTH
    -------------------   -------------------   -------------------   -------------------
    2001(b)    2000(a)    2001(b)    2000(a)    2001(b)    2000(a)    2001(b)    2000(a)
    -------------------------------------------------------------------------------------
         --         --         --         --       (120)      (880)        --          --
        253        611        341        371        984      2,728        132         325
       (266)      (157)      (156)       (87)      (540)      (212)      (110)       (112)
        (52)       (16)       (27)       (29)       (48)       (29)       (15)         (4)
        361        386        460        231      1,457        780        105         141
       (157)       633        237        473     (1,519)     4,206       (294)        515
    --------   --------   --------   --------   --------   --------   --------   --------
        139      1,457        855        959        214      6,593       (182)        865
      5,454      3,997      3,356      2,397      9,323      2,730      3,141       2,276
    --------   --------   --------   --------   --------   --------   --------   --------
      5,593      5,454      4,211      3,356      9,537      9,323      2,959       3,141
    ========   ========   ========   ========   ========   ========   ========   ========
          4         17         17         13         60         69          6           9
         --         --         (1)        (1)        (3)        (7)        --          --
         (9)        --         (8)        --        (18)        --         (9)         --
         (2)        --         --         --         (5)        (5)        --          --
         (1)        --          9          5        (20)        (2)        --          --
    --------   --------   --------   --------   --------   --------   --------   --------
         (8)        17         17         17         14         55         (3)          9
         17         --         17         --         55         --          9          --
    --------   --------   --------   --------   --------   --------   --------   --------
          9         17         34         17         69         55          6           9
    ========   ========   ========   ========   ========   ========   ========   ========
         29         10         66          6        342        149         30          23
         (2)        --         (5)        --        (22)        (5)        (1)         --
         (1)        --         --         --         --         --         --          --
        120         14        336          8        906         73         51           2
         --         --         23         --        (83)       (10)        24         (21)
    --------   --------   --------   --------   --------   --------   --------   --------
        146         24        420         14      1,143        207        104           4
         24         --         14         --        207         --          4          --
    --------   --------   --------   --------   --------   --------   --------   --------
        170         24        434         14      1,350        207        108           4
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------



                                                                                   CALVERT
                                                        ALGER AMERICAN             SOCIAL
                                                     SMALL CAPITALIZATION         BALANCED
                                                     ---------------------   -------------------
                                                       2001       2000(a)      2001     2000(a)
                                                     -------------------------------------------
SERIES I POLICIES
Units issued on payments received from
  policyowners.....................................       674       1,664         140        227
Units redeemed on surrenders.......................      (467)       (221)        (96)       (56)
Units redeemed on annuity and death benefits.......       (42)        (24)         (7)        (9)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       789         726         228        104
Units issued (redeemed) on transfers between
  Investment Divisions.............................      (747)      2,449         (81)       231
                                                     --------    --------    --------   --------
  Net increase (decrease)..........................       207       4,594         184        497
Units outstanding, beginning of year...............     7,657       3,063       1,484        987
                                                     --------    --------    --------   --------
Units outstanding, end of year.....................     7,864       7,657       1,668      1,484
                                                     ========    ========    ========   ========
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................       112          68           4         11
Units redeemed on surrenders.......................      (473)         (1)         (2)        --
Units redeemed on annuity and death benefits.......        (9)         --          (1)        --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        (2)         (2)         --         --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       390           4          (1)        --
                                                     --------    --------    --------   --------
  Net increase (decrease)..........................        18          69          --         11
Units outstanding, beginning of year...............        69          --          11         --
                                                     --------    --------    --------   --------
Units outstanding, end of year.....................        87          69          11         11
                                                     ========    ========    ========   ========
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................       189          94          91         11
Units redeemed on surrenders.......................        (9)         (5)         (4)        --
Units redeemed on annuity and death benefits.......        (1)         --          --         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       641          52         133         10
Units issued (redeemed) on transfers between
  Investment Divisions.............................       (26)          1          (4)        (2)
                                                     --------    --------    --------   --------
  Net increase (decrease)..........................       794         142         216         19
Units outstanding, beginning of year...............       142          --          19         --
                                                     --------    --------    --------   --------
Units outstanding, end of year.....................       936         142         235         19
                                                     ========    ========    ========   ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


         FIDELITY              FIDELITY                                   JANUS ASPEN
            VIP                   VIP               JANUS ASPEN             SERIES
       CONTRAFUND(R)         EQUITY-INCOME            SERIES               WORLDWIDE
      (INITIAL CLASS)       (INITIAL CLASS)          BALANCED               GROWTH
    -------------------   -------------------   -------------------   -------------------
      2001     2000(a)      2001     2000(a)    2001(b)    2000(a)      2001     2000(a)
    -------------------------------------------------------------------------------------
       1,057     2,249       1,098      1,137     2,693      5,644      1,690       4,553
        (908)     (651)       (619)      (442)   (1,877)    (1,051)    (1,306)       (748)
        (125)      (67)       (123)       (54)     (314)      (154)      (153)       (102)
       1,246     1,280       1,112        533     2,976      2,184      1,916       1,451
      (1,093)    2,168         271        449    (1,041)     7,227     (2,256)      5,702
    --------   --------   --------   --------   --------   --------   --------   --------
         177     4,979       1,739      1,623     2,437     13,850       (109)     10,856
      16,983    12,004       9,762      8,139    30,425     16,575     23,672      12,816
    --------   --------   --------   --------   --------   --------   --------   --------
      17,160    16,983      11,501      9,762    32,862     30,425     23,563      23,672
    ========   ========   ========   ========   ========   ========   ========   ========
          69        45          25         24       160        157         81         135
          (8)       (1)         (3)        --       (29)        --        (89)         (8)
          --        --          (8)        --        (4)        --         (1)         --
          (1)       --          (1)        --        (5)        --          2          (2)
          (3)        2          13          3       (18)         3         39           2
    --------   --------   --------   --------   --------   --------   --------   --------
          57        46          26         27       104        160         32         127
          46        --          27         --       160         --        127          --
    --------   --------   --------   --------   --------   --------   --------   --------
         103        46          53         27       264        160        159         127
    ========   ========   ========   ========   ========   ========   ========   ========
         277       101         264         18       654        189        443         229
         (21)       --         (17)        --       (56)        (2)       (38)         (6)
          (1)       --          (6)        --       (12)        --        (10)         --
         737        47         946          8     2,037        106      1,103         106
         (42)       (1)         24         --       (42)         1       (101)          4
    --------   --------   --------   --------   --------   --------   --------   --------
         950       147       1,211         26     2,581        294      1,397         333
         147        --          26         --       294         --        333          --
    --------   --------   --------   --------   --------   --------   --------   --------
       1,097       147       1,237         26     2,875        294      1,730         333
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------



                                                     MFS(R) INVESTORS TRUST      MFS(R) RESEARCH
                                                             SERIES                  SERIES
                                                     -----------------------   -------------------
                                                        2001       2000(a)     2001(b)    2000(a)
                                                     ---------------------------------------------
SERIES I POLICIES
Units issued on payments received from
  policyowners.....................................        318          457        458       1,163
Units redeemed on surrenders.......................       (168)         (84)      (235)        (86)
Units redeemed on annuity and death benefits.......        (33)         (18)       (39)        (16)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        537          291        984         598
Units issued (redeemed) on transfers between
  Investment Divisions.............................        (46)         364       (365)      1,396
                                                      --------     --------    --------   --------
  Net increase (decrease)..........................        608        1,010        803       3,055
Units outstanding, beginning of year...............      2,695        1,685      4,054         999
                                                      --------     --------    --------   --------
Units outstanding, end of year.....................      3,303        2,695      4,857       4,054
                                                      ========     ========    ========   ========
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................         10           10         19          74
Units redeemed on surrenders.......................         (2)          --         (7)         (1)
Units redeemed on annuity and death benefits.......         --           --        (10)         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................         --           --        (16)         (8)
Units issued (redeemed) on transfers between
  Investment Divisions.............................         10            1          3           1
                                                      --------     --------    --------   --------
  Net increase (decrease)..........................         18           11        (11)         66
Units outstanding, beginning of year...............         11           --         66          --
                                                      --------     --------    --------   --------
Units outstanding, end of year.....................         29           11         55          66
                                                      ========     ========    ========   ========
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................         87            7        136          96
Units redeemed on surrenders.......................        (10)          --        (11)         (4)
Units redeemed on annuity and death benefits.......         --           --         --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        422           25        486          62
Units issued (redeemed) on transfers between
  Investment Divisions.............................         (9)          --         11          25
                                                      --------     --------    --------   --------
  Net increase (decrease)..........................        490           32        622         179
Units outstanding, beginning of year...............         32           --        179          --
                                                      --------     --------    --------   --------
Units outstanding, end of year.....................        522           32        801         179
                                                      ========     ========    ========   ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                       MORGAN STANLEY
        MFS(R)               UIF
      UTILITIES           EMERGING            T. ROWE PRICE
        SERIES         MARKETS EQUITY         EQUITY INCOME
    --------------   -------------------   -------------------
       2001(c)       2001(b)    2000(a)      2001     2000(a)
    ----------------------------------------------------------
              2          218        721       1,056        583
             --         (217)      (118)       (311)      (143)
             --          (20)       (11)        (43)       (17)
              2          254        233       1,026        331
             11         (421)       874       1,991        538
       --------      --------   --------   --------   --------
             15         (186)     1,699       3,719      1,292
             --        3,358      1,659       3,679      2,387
       --------      --------   --------   --------   --------
             15        3,172      3,358       7,398      3,679
       ========      ========   ========   ========   ========
             --           12          7          66          5
             --           (1)        (1)         (4)        --
             --           --         --          --         --
             --           --         --          (1)        --
             --        1,002         --           7          8
       --------      --------   --------   --------   --------
             --        1,013          6          68         13
             --            6         --          13         --
       --------      --------   --------   --------   --------
             --        1,019          6          81         13
       ========      ========   ========   ========   ========
             10           33          4         189          6
             --           (1)        --          (8)        --
             --           --         --          (7)        --
             18           60          3         640          6
              3          (10)        --          72         (3)
       --------      --------   --------   --------   --------
             31           82          7         886          9
             --            7         --           9         --
       --------      --------   --------   --------   --------
             31           89          7         895          9
       ========      ========   ========   ========   ========

--------------------------------------------------------------------------------


                                                           VAN ECK           AMSOUTH        AMSOUTH
                                                          WORLDWIDE         ENHANCED     INTERNATIONAL
                                                         HARD ASSETS         MARKET         EQUITY
                                                     -------------------   -----------   -------------
                                                       2001     2000(a)      2001(b)        2001(b)
                                                     -------------------------------------------------
SERIES I POLICIES
Units issued on payments received from
  policyowners.....................................        39        66           --             --
Units redeemed on surrenders.......................       (22)      (17)          --             --
Units redeemed on annuity and death benefits.......       (16)       (8)          --             --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        37        24           --             --
Units issued (redeemed) on transfers between
  Investment Divisions.............................      (129)      188           --             --
                                                     --------   --------    --------       --------
  Net increase (decrease)..........................       (91)      253           --             --
Units outstanding, beginning of year...............       469       216           --             --
                                                     --------   --------    --------       --------
Units outstanding, end of year.....................       378       469           --             --
                                                     ========   ========    ========       ========
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................        10         2           --             --
Units redeemed on surrenders.......................        --        --           --             --
Units redeemed on annuity and death benefits.......        --        --           --             --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        --        --           --             --
Units issued (redeemed) on transfers between
  Investment Divisions.............................        (9)       --           --             --
                                                     --------   --------    --------       --------
  Net increase (decrease)..........................         1         2           --             --
Units outstanding, beginning of year...............         2        --           --             --
                                                     --------   --------    --------       --------
Units outstanding, end of year.....................         3         2           --             --
                                                     ========   ========    ========       ========
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................        14        --           41              4
Units redeemed on surrenders.......................        (1)       --           (2)            --
Units redeemed on annuity and death benefits.......        --        --           --             --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        15        --           85             10
Units issued (redeemed) on transfers between
  Investment Divisions.............................        (8)        5            3             --
                                                     --------   --------    --------       --------
  Net increase (decrease)..........................        20         5          127             14
Units outstanding, beginning of year...............         5        --           --             --
                                                     --------   --------    --------       --------
Units outstanding, end of year.....................        25         5          127             14
                                                     ========   ========    ========       ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                   DREYFUS IP         NEUBERGER
                                   TECHNOLOGY           BERMAN
      AMSOUTH       AMSOUTH          GROWTH          AMT MID-CAP
     LARGE CAP      MID CAP     (INITIAL SHARES)        GROWTH
    -----------   -----------   ----------------   ----------------
      2001(b)       2001(b)         2001(c)            2001(c)
    ---------------------------------------------------------------
           --            --               78                 11
           --            --               (3)                (1)
           --            --               (1)                --
           --            --               24                  8
           --            --              227                 30
     --------      --------         --------           --------
           --            --              325                 48
           --            --               --                 --
     --------      --------         --------           --------
           --            --              325                 48
     ========      ========         ========           ========
           --            --                1                 --
           --            --               --                 --
           --            --               --                 --
           --            --               --                 --
           --            --                1                 --
     --------      --------         --------           --------
           --            --                2                 --
           --            --               --                 --
     --------      --------         --------           --------
           --            --                2                 --
     ========      ========         ========           ========
           42            26               16                  4
           (2)           --               --                 --
           --            --               --                 --
          182            44               39                 13
           (6)           --                3                  1
     --------      --------         --------           --------
          216            70               58                 18
           --            --               --                 --
     --------      --------         --------           --------
          216            70               58                 18
     ========      ========         ========           ========

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                       CAPITAL APPRECIATION
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $553,783   $748,887   $657,329   $367,978   $186,437
Units Outstanding..................................      29,099     29,793     23,024     15,940     11,001
Unit Value.........................................    $  19.03   $  25.14   $  28.55   $  23.09   $  16.95
Total Return.......................................      (24.3%)    (12.0%)     23.7%      36.2%      21.7%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.3%)

SERIES II POLICIES (b)
Net Assets.........................................    $  1,333   $  1,171   $     --   $     --   $     --
Units Outstanding..................................         186        123         --         --         --
Unit Value.........................................    $   7.17   $   9.48   $     --   $     --   $     --
Total Return.......................................      (24.4%)     (5.2%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.5%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 11,161   $  1,817   $     --   $     --   $     --
Units Outstanding..................................       1,704        210         --         --         --
Unit Value.........................................    $   6.55   $   8.67   $     --   $     --   $     --
Total Return.......................................      (24.5%)    (13.3%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.4%)


                                                                           MAINSTAY VP
                                                                            GOVERNMENT
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $115,641   $ 59,775   $ 60,001   $ 39,674   $ 12,687
Units Outstanding..................................       8,293      4,508      5,008      3,208      1,103
Unit Value.........................................    $  13.94   $  13.26   $  11.98   $  12.37   $  11.51
Total Return.......................................        5.1%      10.7%      (3.1%)      7.5%       7.9%
Ratio of Net Investment Income to Average Net
  Assets...........................................        4.0%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,420   $    281   $     --   $     --   $     --
Units Outstanding..................................         128         27         --         --         --
Unit Value.........................................    $  11.13   $  10.60   $     --   $     --   $     --
Total Return.......................................        5.0%       6.0%         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        3.9%

SERIES III POLICIES (c)
Net Assets.........................................    $  8,792   $     47   $     --   $     --   $     --
Units Outstanding..................................         798          5         --         --         --
Unit Value.........................................    $  11.01   $  10.49   $     --   $     --   $     --
Total Return.......................................        5.0%       5.0%         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        9.1%

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                      CASH MANAGEMENT                                          CONVERTIBLE
    ----------------------------------------------------   ----------------------------------------------------
      2001       2000       1999       1998       1997       2001       2000       1999       1998       1997
    -----------------------------------------------------------------------------------------------------------
    $260,067   $164,643   $294,243   $121,079   $ 47,593   $144,131   $125,337   $ 65,034   $ 38,111   $ 25,985
     205,310    133,091    248,786    105,842     43,157      9,385      7,873      3,826      3,139      2,205
    $   1.27   $   1.24   $   1.18   $   1.14   $   1.10   $  15.36   $  15.92   $  17.00   $  12.14   $  11.78
        2.4%       4.6%       3.4%       3.7%       4.0%      (3.5%)     (6.3%)     40.0%       3.0%      13.8%
        2.2%                                                   2.4%

    $ 16,214   $  4,180   $     --   $     --   $     --   $  1,733   $  1,356   $     --   $     --   $     --
      15,454      4,074         --         --         --        199        150         --         --         --
    $   1.05   $   1.03   $     --   $     --   $     --   $   8.71   $   9.04   $     --   $     --   $     --
        2.3%       2.6%         --         --         --      (3.7%)     (9.6%)        --         --         --
        1.9%                                                   2.3%

    $ 31,624   $  2,635   $     --   $     --   $     --   $  9,385   $    703   $     --   $     --   $     --
      30,376      2,586         --         --         --      1,125         81         --         --         --
    $   1.04   $   1.02   $     --   $     --   $     --   $   8.34   $   8.67   $     --   $     --   $     --
        2.1%       1.9%         --         --         --      (3.8%)     (1.3%)        --         --         --
        1.4%                                                   6.0%

                        MAINSTAY VP
                         HIGH YIELD                                           MAINSTAY VP
                       CORPORATE BOND                                    INTERNATIONAL EQUITY
    ----------------------------------------------------   -------------------------------------------------
      2001       2000       1999       1998       1997       2001       2000      1999      1998      1997
    --------------------------------------------------------------------------------------------------------
    $426,004   $374,764   $400,993   $310,120   $203,336   $ 19,878   $ 23,737   $22,729   $15,136   $11,476
      28,228     25,693     25,509     21,960     14,577      1,537      1,556     1,204     1,012       932
    $  15.09   $  14.59   $  15.72   $  14.12   $  13.95   $  12.94   $  15.26   $ 18.88   $ 14.95   $ 12.32
        3.4%      (7.2%)     11.3%       1.2%      11.4%     (15.2%)    (19.2%)    26.3%     21.4%      3.7%
       10.7%                                                     --

    $  1,428   $    793   $     --   $     --   $     --   $    254   $    169   $    --   $    --   $    --
         149         85         --         --         --         32         18        --        --        --
    $   9.60   $   9.29   $     --   $     --   $     --   $   7.92   $   9.35   $    --   $    --   $    --
        3.3%      (7.1%)        --         --         --     (15.3%)     (6.5%)       --        --        --
       12.6%                                                  (1.0%)

    $ 15,118   $    498   $     --   $     --   $     --   $  1,063   $    111   $    --   $    --   $    --
       1,601         54         --         --         --        134         12        --        --        --
    $   9.44   $   9.15   $     --   $     --   $     --   $   7.95   $   9.40   $    --   $    --   $    --
        3.2%      (8.5%)        --         --         --     (15.4%)     (6.0%)       --        --        --
       27.1%                                                   0.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                           TOTAL RETURN
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $296,704   $338,661   $305,978   $203,518   $111,216
Units Outstanding..................................      16,939     17,027     14,509     11,136      7,629
Unit Value.........................................    $  17.52   $  19.89   $  21.09   $  18.28   $  14.58
Total Return.......................................      (11.9%)     (5.7%)     15.4%      25.4%      16.2%
Ratio of Net Investment Income to Average Net
  Assets...........................................        1.1%

SERIES II POLICIES (b)
Net Assets.........................................    $  2,444   $  2,730   $     --   $     --   $     --
Units Outstanding..................................         302        297         --         --         --
Unit Value.........................................    $   8.09   $   9.20   $     --   $     --   $     --
Total Return.......................................      (12.1%)     (8.0%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        1.5%

SERIES III POLICIES (c)
Net Assets.........................................    $  5,557   $    495   $     --   $     --   $     --
Units Outstanding..................................         717         56         --         --         --
Unit Value.........................................    $   7.75   $   8.82   $     --   $     --   $     --
Total Return.......................................      (12.1%)    (11.8%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        3.6%


                                                                           MAINSTAY VP
                                                                          GROWTH EQUITY
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $359,198   $419,759   $317,273   $180,165   $ 87,211
Units Outstanding..................................      16,447     15,714     11,321      8,239      4,979
Unit Value.........................................    $  21.84   $  26.71   $  28.02   $  21.87   $  17.52
Total Return.......................................      (18.2%)     (4.7%)     28.2%      24.8%      25.0%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)

SERIES II POLICIES (b)
Net Assets.........................................    $  1,763   $  1,300   $     --   $     --   $     --
Units Outstanding..................................         230        139         --         --         --
Unit Value.........................................    $   7.65   $   9.37   $     --   $     --   $     --
Total Return.......................................      (18.4%)     (6.3%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 15,827   $  1,542   $     --   $     --   $     --
Units Outstanding..................................       2,054        163         --         --         --
Unit Value.........................................    $   7.70   $   9.44   $     --   $     --   $     --
Total Return.......................................      (18.4%)     (5.6%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.2%)

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                          MAINSTAY VP
                           VALUE                                                 BOND
    ----------------------------------------------------   ------------------------------------------------
      2001       2000       1999       1998       1997       2001      2000      1999      1998      1997
    -------------------------------------------------------------------------------------------------------
    $213,977   $168,711   $165,397   $157,643   $120,622   $158,984   $85,728   $82,561   $61,788   $22,786
      11,482      8,963      9,782     10,004      7,236     11,339     6,588     6,871     4,993     1,981
    $  18.64   $  18.82   $  16.91   $  15.76   $  16.67   $  14.02   $ 13.01   $ 12.02   $ 12.37   $ 11.50
       (1.0%)     11.3%       7.3%      (5.5%)     21.2%       7.8%      8.3%     (2.9%)     7.6%      8.1%
        0.2%                                                   5.0%

    $    802   $    239   $     --   $     --   $     --   $  1,100   $   167   $    --   $    --   $    --
          73         22         --         --         --         96        16        --        --        --
    $  10.92   $  11.04   $     --   $     --   $     --   $  11.43   $ 10.62   $    --   $    --   $    --
       (1.1%)     10.4%         --         --         --       7.6%      6.2%        --        --        --
        0.7%                                                   4.6%

    $ 10,836   $     69   $     --   $     --   $     --   $  7,920   $   188   $    --   $    --   $    --
       1,037          7         --         --         --        706        18        --        --        --
    $  10.44   $  10.57   $     --   $     --   $     --   $  11.21   $ 10.43   $    --   $    --   $    --
       (1.2%)      5.7%         --         --         --       7.5%      4.3%        --        --        --
        2.3%                                                  11.7%

                                                           MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   MAINSTAY VP
                        MAINSTAY VP                         SMALL CAP      EQUITY        MID CAP       MID CAP
                       INDEXED EQUITY                        GROWTH        INCOME        GROWTH         CORE
    ----------------------------------------------------   -----------   -----------   -----------   -----------
      2001       2000       1999       1998       1997        2001          2001          2001          2001
    ------------------------------------------------------------------------------------------------------------
    $647,391   $755,167   $684,701   $407,588   $182,709    $ 12,197       $17,502       $ 7,773       $ 6,859
      30,265     30,595     24,805     17,575      9,982       1,286         1,781           855           734
    $  21.39   $  24.68   $  27.60   $  23.19   $  18.30    $   9.48       $  9.83       $  9.09       $  9.35
      (13.3%)    (10.6%)     19.0%      26.7%      31.0%       (5.2%)        (1.7%)        (9.1%)        (6.5%)
       (0.4%)                                                  (1.4%)         0.2%         (1.4%)        (1.0%)

    $  1,826   $  1,266   $     --   $     --   $     --    $    268       $   109       $    55       $    --
         224        135         --         --         --          28            11             5            --
    $   8.14   $   9.40   $     --   $     --   $     --    $   9.76       $  9.78       $ 11.65       $ 10.00
      (13.4%)     (6.0%)        --         --         --       (2.4%)        (2.2%)        16.5%            --
       (0.4%)                                                  (1.6%)         0.9%         (1.6%)           --

    $ 16,799   $  1,988   $     --   $     --   $     --    $    786       $ 1,409       $   365       $   241
       2,120        217         --         --         --          83           141            39            25
    $   7.92   $   9.16   $     --   $     --   $     --    $   9.47       $  9.96       $  9.30       $  9.74
      (13.5%)     (8.4%)        --         --         --       (5.3%)        (0.4%)        (7.0%)        (2.6%)
        0.7%                                                   (1.6%)         1.6%         (1.6%)        (0.3%)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                    MAINSTAY VP
                                                                 AMERICAN CENTURY
                                                                  INCOME & GROWTH
                                                       -------------------------------------
                                                        2001      2000      1999      1998
                                                       -------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $55,929   $60,445   $50,328   $24,568
Units Outstanding..................................      5,593     5,454     3,997     2,263
Unit Value.........................................    $ 10.00   $ 11.08   $ 12.59   $ 10.86
Total Return.......................................      (9.8%)   (12.0%)    16.0%      8.6%
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.6%)

SERIES II POLICIES (b)
Net Assets.........................................    $    71   $   154   $    --   $    --
Units Outstanding..................................          9        17        --        --
Unit Value.........................................    $  8.29   $  9.21   $    --   $    --
Total Return.......................................     (10.0%)    (7.9%)       --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.7%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 1,388   $   218   $    --   $    --
Units Outstanding..................................        170        24        --        --
Unit Value.........................................    $  8.15   $  9.05   $    --   $    --
Total Return.......................................      (9.9%)    (9.5%)       --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................         --

                                                                            ALGER
                                                                          AMERICAN
                                                                            SMALL
                                                                       CAPITALIZATION
                                                       -----------------------------------------------
                                                        2001      2000      1999      1998      1997
                                                       -----------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $66,445   $93,083   $51,860   $22,802   $11,141
Units Outstanding..................................      7,864     7,657     3,063     1,904     1,060
Unit Value.........................................    $  8.45   $ 12.16   $ 16.93   $ 11.97   $ 10.51
Total Return.......................................     (30.5%)   (28.2%)    41.4%     13.9%      9.8%
Ratio of Net Investment Income to Average Net
  Assets...........................................      (1.4%)

SERIES II POLICIES (b)
Net Assets.........................................    $   514   $   588   $    --   $    --   $    --
Units Outstanding..................................         87        69        --        --        --
Unit Value.........................................    $  5.94   $  8.56   $    --   $    --   $    --
Total Return.......................................     (30.6%)   (14.4%)       --        --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (1.5%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 5,162   $ 1,125   $    --   $    --   $    --
Units Outstanding..................................        936       142        --        --        --
Unit Value.........................................    $  5.51   $  7.95   $    --   $    --   $    --
Total Return.......................................     (30.7%)   (20.5%)       --        --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (1.6%)

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                          MAINSTAY VP
                                                          EAGLE ASSET                              MAINSTAY VP
                 MAINSTAY VP                              MANAGEMENT                               LORD ABBETT
                   DREYFUS                                  GROWTH                                 DEVELOPING
             LARGE COMPANY VALUE                            EQUITY                                   GROWTH
    -------------------------------------   ---------------------------------------   -------------------------------------
     2001      2000      1999      1998       2001       2000      1999      1998      2001      2000      1999      1998
    -----------------------------------------------------------------------------------------------------------------------
    $44,680   $37,822   $25,701   $16,599   $132,751   $157,719   $52,015   $16,434   $25,662   $29,808   $27,072   $14,349
      4,211     3,356     2,397     1,629      9,537      9,323     2,730     1,408     2,959     3,141     2,276     1,573
    $ 10.61   $ 11.27   $ 10.72   $ 10.19   $  13.92   $  16.92   $ 19.06   $ 11.68   $  8.67   $  9.49   $ 11.89   $  9.12
      (5.9%)     5.1%      5.2%      1.9%     (17.7%)    (11.2%)    63.2%     16.8%     (8.6%)   (20.2%)    30.4%     (8.8%)
      (0.6%)                                   (1.4%)                                   (1.4%)

    $   336   $   178   $    --   $    --   $    537   $    528   $    --   $    --   $    52   $    85   $    --   $    --
         34        17        --        --         69         55        --        --         6         9        --        --
    $  9.86   $ 10.49   $    --   $    --   $   7.81   $   9.51   $    --   $    --   $  8.33   $  9.13   $    --   $    --
      (6.0%)     4.9%        --        --     (17.9%)     (4.9%)       --        --     (8.8%)    (8.7%)       --        --
      (0.7%)                                   (1.6%)                                   (1.6%)

    $ 4,231   $   147   $    --   $    --   $  9,015   $  1,686   $    --   $    --   $   906   $    40   $    --   $    --
        434        14        --        --      1,350        207        --        --       108         4        --        --
    $  9.74   $ 10.37   $    --   $    --   $   6.68   $   8.13   $    --   $    --   $  8.38   $  9.19   $    --   $    --
      (6.1%)     3.7%        --        --     (17.8%)    (18.7%)       --        --     (8.8%)    (8.1%)       --        --
       0.2%                                    (1.6%)                                   (1.6%)

                                                                          FIDELITY
                       CALVERT                                               VIP
                        SOCIAL                                          CONTRAFUND(R)
                       BALANCED                                        (INITIAL CLASS)
    ----------------------------------------------   ---------------------------------------------------
     2001      2000      1999      1998      1997      2001       2000       1999       1998      1997
    ----------------------------------------------------------------------------------------------------
    $27,380   $26,540   $18,487   $10,047   $4,160   $279,422   $319,564   $245,305   $117,113   $40,060
      1,668     1,484       987       594      282     17,160     16,983     12,004      7,022     3,079
    $ 16.41   $ 17.89   $ 18.72   $ 16.92   $14.76   $  16.28   $  18.82   $  20.44   $  16.68   $ 13.01
      (8.3%)    (4.5%)    10.7%     14.7%    18.4%     (13.5%)     (7.9%)     22.5%      28.2%     22.4%
       2.5%                                             (0.6%)

    $    98   $   103   $    --   $    --   $   --   $    883   $    452   $     --   $     --   $    --
         11        11        --        --       --        103         46         --         --        --
    $  8.57   $  9.36   $    --   $    --   $   --   $   8.58   $   9.93   $     --   $     --   $    --
      (8.4%)    (6.4%)       --        --       --     (13.6%)     (0.7%)        --         --        --
       2.0%                                             (1.0%)

    $ 1,957   $   177   $    --   $    --   $   --   $  9,054   $  1,410   $     --   $     --   $    --
        235        19        --        --       --      1,097        147         --         --        --
    $  8.34   $  9.10   $    --   $    --   $   --   $   8.26   $   9.56   $     --   $     --   $    --
      (8.4%)    (9.0%)       --        --       --     (13.6%)     (4.4%)        --         --        --
       5.7%                                             (1.3%)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             FIDELITY
                                                                               VIP
                                                                          EQUITY-INCOME
                                                                         (INITIAL CLASS)
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $175,541   $158,987   $123,982   $ 84,984   $ 29,915
Units Outstanding..................................      11,501      9,762      8,139      5,850      2,267
Unit Value.........................................    $  15.26   $  16.29   $  15.23   $  14.53   $  13.20
Total Return.......................................       (6.3%)      6.9%       4.9%      10.1%      26.3%
Ratio of Net Investment Income to Average Net
  Assets...........................................        0.2%

SERIES II POLICIES (b)
Net Assets.........................................    $    529   $    286   $     --   $     --   $     --
Units Outstanding..................................          53         27         --         --         --
Unit Value.........................................    $   9.97   $  10.65   $     --   $     --   $     --
Total Return.......................................       (6.4%)      6.5%         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.3%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 12,157   $    275   $     --   $     --   $     --
Units Outstanding..................................       1,237         26         --         --         --
Unit Value.........................................    $   9.83   $  10.51   $     --   $     --   $     --
Total Return.......................................       (6.5%)      5.1%         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.4%)

                                                                        MFS(R)
                                                                       INVESTORS
                                                                         TRUST
                                                                        SERIES
                                                       -----------------------------------------
                                                         2001       2000       1999       1998
                                                       -----------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 29,963   $ 29,503   $ 18,732   $  4,598
Units Outstanding..................................       3,303      2,695      1,685        435
Unit Value.........................................    $   9.07   $  10.95   $  11.12   $  10.57
Total Return.......................................      (17.2%)     (1.5%)      5.2%       5.7%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.9%)

SERIES II POLICIES (b)
Net Assets.........................................    $    231   $    102   $     --   $     --
Units Outstanding..................................          29         11         --         --
Unit Value.........................................    $   8.07   $   9.75   $     --   $     --
Total Return.......................................      (17.2%)     (2.5%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.2%)

SERIES III POLICIES (c)
Net Assets.........................................    $  4,146   $    305   $     --   $     --
Units Outstanding..................................         522         32         --         --
Unit Value.........................................    $   7.94   $   9.60   $     --   $     --
Total Return.......................................      (17.3%)     (4.0%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.4%)

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               JANUS ASPEN
                        JANUS ASPEN                                               SERIES
                           SERIES                                               WORLDWIDE
                          BALANCED                                                GROWTH
    ----------------------------------------------------   ----------------------------------------------------
      2001       2000       1999       1998       1997       2001       2000       1999       1998       1997
    -----------------------------------------------------------------------------------------------------------
    $607,299   $598,090   $338,125   $104,735   $ 25,175   $385,523   $506,390   $329,694   $124,614   $ 54,807
      32,862     30,425     16,575      6,418      2,043     23,563     23,672     12,816      7,855      4,392
    $  18.48   $  19.66   $  20.40   $  16.32   $  12.32   $  16.36   $  21.39   $  25.73   $  15.86   $  12.48
       (6.0%)     (3.6%)     25.0%      32.4%      20.4%     (23.5%)    (16.8%)     62.2%      27.1%      20.4%
        1.3%                                                  (0.9%)

    $  2,538   $  1,636   $     --   $     --   $     --   $  1,111   $  1,165   $     --   $     --   $     --
         264        160         --         --         --        159        127         --         --         --
    $   9.61   $  10.24   $     --   $     --   $     --   $   7.00   $   9.16   $     --   $     --   $     --
       (6.2%)      2.4%         --         --         --     (23.6%)     (8.4%)        --         --         --
        1.4%                                                  (1.1%)

    $ 26,039   $  2,842   $     --   $     --   $     --   $ 11,124   $  2,806   $     --   $     --   $     --
       2,875        294         --         --         --      1,730        333         --         --         --
    $   9.06   $   9.65   $     --   $     --   $     --   $   6.43   $   8.42   $     --   $     --   $     --
       (6.1%)     (3.5%)        --         --         --     (23.6%)    (15.8%)        --         --         --
        2.4%                                                  (0.9%)

                                                                               MORGAN STANLEY
                     MFS(R)                      MFS(R)                             UIF
                    RESEARCH                    UTILITIES                     EMERGING MARKETS
                     SERIES                      SERIES                            EQUITY
    -----------------------------------------   ---------   ----------------------------------------------------
      2001       2000       1999       1998       2001        2001       2000       1999       1998       1997
    ------------------------------------------------------------------------------------------------------------
    $ 46,896   $ 50,417   $ 13,236   $  2,729   $    135    $ 25,016   $ 28,721   $ 23,677   $  6,216   $  8,180
       4,857      4,054        999        252         15       3,172      3,358      1,659        841        827
    $   9.66   $  12.44   $  13.25   $  10.83   $   8.83    $   7.89   $   8.55   $  14.27   $   7.40   $   9.89
      (22.4%)     (6.2%)     22.3%       8.3%     (11.7%)      (7.7%)    (40.1%)     93.0%     (25.2%)     (1.1%)
       (1.4%)                                      (1.4%)      (1.4%)

    $    376   $    586   $     --   $     --   $     --    $  5,828   $     38   $     --   $     --   $     --
          55         66         --         --         --       1,019          6         --         --         --
    $   6.87   $   8.86   $     --   $     --   $  10.43    $   5.72   $   6.21   $     --   $     --   $     --
      (22.5%)    (11.4%)        --         --       4.3%       (7.9%)    (37.9%)        --         --         --
       (1.5%)                                      (1.6%)      (1.6%)

    $  5,269   $  1,516   $     --   $     --   $    258    $    594   $     54   $     --   $     --   $     --
         801        179         --         --         31          89          7         --         --         --
    $   6.58   $   8.49   $     --   $     --   $   8.35    $   6.64   $   7.22   $     --   $     --   $     --
      (22.5%)    (15.1%)        --         --     (16.5%)      (8.0%)    (27.8%)        --         --         --
       (1.6%)                                      (1.6%)      (1.6%)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                        T. ROWE PRICE
                                                                           EQUITY
                                                                           INCOME
                                                            -------------------------------------
                                                             2001      2000      1999      1998
                                                            -------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................    $85,476   $42,484   $24,724   $10,082
Units Outstanding.......................................     7,398      3,679    2,387        995
Unit Value..............................................    $11.55    $ 11.55   $10.36    $ 10.13
Total Return............................................        --      11.5%     2.3%       1.3%
Ratio of Net Investment Income to Average Net Assets....      0.2%

SERIES II POLICIES (b)
Net Assets..............................................    $  902    $   146   $   --    $    --
Units Outstanding.......................................        81         13       --         --
Unit Value..............................................    $11.07    $ 11.08   $   --    $    --
Total Return............................................        --      10.8%       --         --
Ratio of Net Investment Income to Average Net Assets....        --

SERIES III POLICIES (c)
Net Assets..............................................    $9,712    $    98   $   --    $    --
Units Outstanding.......................................       895          9       --         --
Unit Value..............................................    $10.85    $ 10.86   $   --    $    --
Total Return............................................        --       8.6%       --         --
Ratio of Net Investment Income to Average Net Assets....      0.3%

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                                   NEUBERGER
                   VAN ECK                                                                         DREYFUS IP       BERMAN
                  WORLDWIDE                   AMSOUTH        AMSOUTH       AMSOUTH                 TECHNOLOGY         AMT
                    HARD                     ENHANCED     INTERNATIONAL     LARGE     AMSOUTH        GROWTH         MID-CAP
                   ASSETS                     MARKET         EQUITY          CAP      MID CAP   (INITIAL SHARES)    GROWTH
    -------------------------------------   -----------   -------------   ---------   -------   ----------------   ---------
     2001      2000      1999      1998        2001           2001          2001       2001           2001           2001
    ------------------------------------------------------------------------------------------------------------------------
    $3,510    $4,929    $2,066    $  424      $   --         $   --        $    --    $   --         $3,197         $  464
       378       469       216        53          --             --             --        --            325             48
    $ 9.28    $10.51    $ 9.57    $ 8.02      $   --         $   --        $    --    $   --         $ 9.84         $ 9.64
    (11.7%)     9.9%     19.3%    (19.8%)         --             --             --        --          (1.6%)         (3.6%)
        --                                        --             --             --        --          (1.4%)         (1.4%)

    $   29    $   25    $   --    $   --      $   --         $   --        $    --    $   --         $   23         $    1
         3         2        --        --          --             --             --        --              2             --
    $ 9.24    $10.48    $   --    $   --      $   --         $   --        $    --    $   --         $12.03         $ 9.98
    (11.8%)     4.8%        --        --          --             --             --        --          20.3%          (0.2%)
      2.2%                                        --             --             --        --          (1.6%)         (1.6%)

    $  238    $   53    $   --    $   --      $1,112         $  116        $ 1,883    $  515         $  587         $  184
        25         5        --        --         127             14            216        70             58             18
    $ 9.37    $10.63    $   --    $   --      $ 8.75         $ 8.16        $  8.72    $ 7.38         $10.03         $10.05
    (11.9%)     6.3%        --        --      (12.5%)        (18.4%)        (12.8%)   (26.2%)          0.3%           0.5%
     (0.5%)                                    (1.5%)         (1.6%)         (1.6%)    (1.6%)         (1.6%)         (1.6%)

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and
Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP Small Cap Growth, MainStay VP Equity Income, MainStay VP Mid Cap Growth, MainStay VP Mid Cap Core, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced (formerly known as Calvert Socially Responsible), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Investors Trust Series (formerly known as MFS(R) Growth with Income Series), MFS(R) Research Series, MFS(R) Utilities Series, Morgan Stanley UIF Emerging Markets Equity (formerly known as Morgan Stanley Dean Witter Emerging Markets Equity), T. Rowe Price Equity Income, Van Eck Worldwide Hard Assets, AmSouth Enhanced Market, AmSouth International Equity, AmSouth Large Cap, AmSouth Mid Cap, Dreyfus IP Technology Growth (Initial Shares), and Neuberger Berman AMT Mid-Cap Growth Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) at December 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 26, 2002

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2001       2000
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities
  Available for sale, at fair value                           $19,657    $14,993
  Held to maturity, at amortized cost                              --        627
Equity securities                                                  95        126
Mortgage loans                                                  2,138      1,993
Policy loans                                                      575        544
Other investments                                                 917        260
                                                              -------    -------
     Total investments                                         23,382     18,543

Cash and cash equivalents                                         790        767
Deferred policy acquisition costs                               1,887      1,660
Other assets                                                      518        439
Separate account assets                                        10,418     10,981
                                                              -------    -------
     Total assets                                             $36,995    $32,390
                                                              =======    =======
LIABILITIES AND STOCKHOLDER'S EQUITY
Policyholders' account balances                               $20,949    $17,450
Future policy benefits                                            678        492
Policy claims                                                     107         73
Deferred taxes                                                    187         87
Other liabilities                                               1,990      1,151
Separate account liabilities                                   10,339     10,942
                                                              -------    -------
     Total liabilities                                         34,250     30,195
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  (20,000 shares authorized, 2,500 issued and outstanding)         25         25
Additional paid in capital                                        780        480
Accumulated other comprehensive income (loss)                     104        (31)
Retained earnings                                               1,836      1,721
                                                              -------    -------
     Total stockholder's equity                                 2,745      2,195
                                                              -------    -------
     Total liabilities and stockholder's equity               $36,995    $32,390
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                               YEAR ENDED DECEMBER 31,
                                                              --------------------------
                                                               2001      2000      1999
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
REVENUES
  Premiums                                                    $  235    $  144    $   79
  Annuity and universal life fees                                509       530       442
  Net investment income                                        1,452     1,315     1,180
  Net investment gains (losses)                                  (50)      (39)       12
  Other income                                                     9        10        18
                                                              ------    ------    ------
     Total revenues                                            2,155     1,960     1,731
                                                              ------    ------    ------
EXPENSES
  Interest credited to policyholders' account balances         1,133       971       858
  Policyholder benefits                                          354       330       182
  Operating expenses                                             536       503       402
                                                              ------    ------    ------
     Total expenses                                            2,023     1,804     1,442
                                                              ------    ------    ------
Income before income taxes and cumulative effect of a change
  in accounting principle                                        132       156       289
Income tax expense                                                31        53       113
                                                              ------    ------    ------
Income before cumulative effect of a change in accounting
  principle                                                      101       103       176
Cumulative effect of a change in accounting principle (net
  of income tax expense of $8 million)                            14
                                                              ------    ------    ------
NET INCOME                                                    $  115    $  103    $  176
                                                              ======    ======    ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN MILLIONS)

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 1999                      $25         $480        $1,442         $ 201           $2,148
Comprehensive loss:
  Net Income                                                               176                            176
     Other comprehensive loss, net of tax:
       Unrealized investment losses, net of
          related offsets, reclassification
          adjustments and income taxes                                                  (392)            (392)
                                                                                                       ------
Total comprehensive loss                                                                                 (216)
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 1999                     25          480         1,618          (191)           1,932
Comprehensive income:
  Net income                                                               103                            103
  Other comprehensive income, net of tax:
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      160              160
                                                                                                       ------
Total comprehensive income                                                                                263
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 2000                     25          480         1,721           (31)           2,195
Comprehensive income:
  Net income                                                               115                            115
     Cumulative effect of a change in
       accounting principle, net of tax                                                   (2)              (2)
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      137              137
                                                                                                       ------
  Other comprehensive income                                                                              135
                                                                                                       ------
Total comprehensive income                                                                                250
  Capital contribution                                       300                                          300
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 2001                    $25         $780        $1,836         $ 104           $2,745
                                                ===         ====        ======         =====           ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
                                                                2001        2000       1999
                                                              --------    --------    -------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    115    $    103    $   176
  Adjustments to reconcile net income to net cash provided
     by operating activities:
     Depreciation and amortization                                 (36)        (21)        (3)
     Net capitalization of deferred policy acquisition costs      (380)       (304)      (298)
     Annuity and universal life fees                              (227)       (233)      (215)
     Interest credited to policyholders' account balances        1,133         971        858
     Net realized investment losses (gains)                         50          39        (13)
     Deferred income taxes                                          21          54         57
     Cumulative effect of a change in accounting principle         (14)         --         --
     (Increase) decrease in:
       Net separate accounts (assets) liabilities                  (35)         22          1
       Other assets and other liabilities                           98         (64)       (92)
     Increase in:
       Policy claims                                                34           4          9
       Future policy benefits                                      186         147         41
                                                              --------    --------    -------
          NET CASH PROVIDED BY OPERATING ACTIVITIES                945         718        521
                                                              --------    --------    -------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available for sale fixed maturities                28,757       8,161      3,981
     Maturity of available for sale fixed maturities             1,902       1,497      1,505
     Maturity of held to maturity fixed maturities                  --          73        121
     Sale of equity securities                                     109          74        170
     Repayment of mortgage loans                                   322         354        227
     Sale of other investments                                      58          65         62
  Cost of:
     Available for sale fixed maturities acquired              (33,811)    (11,031)    (6,679)
     Held to maturity fixed maturities acquired                     --         (17)       (75)
     Equity securities acquired                                   (112)       (113)      (152)
     Mortgage loans acquired                                      (469)       (439)      (451)
     Other investments acquired                                   (715)       (216)       (13)
  Policy loans (net)                                               (32)        (33)       (21)
  Increase (decrease) in loaned securities                          23         422       (222)
  Securities sold under agreements to repurchase (net)             153        (488)       480
                                                              --------    --------    -------
          NET CASH USED IN INVESTING ACTIVITIES                 (3,815)     (1,691)    (1,067)
                                                              --------    --------    -------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits                                                    4,525       2,000      2,016
     Withdrawals                                                (1,396)     (1,026)    (1,154)
     Net transfers from (to) the separate accounts                (536)       (318)      (181)
  Capital contribution received from parent                        300          --         --
                                                              --------    --------    -------
          NET CASH PROVIDED BY FINANCING ACTIVITIES              2,893         656        681
                                                              --------    --------    -------
  Effect of exchange rate changes on cash and cash
     equivalents                                                    --          (3)         4
                                                              --------    --------    -------
Net increase (decrease) in cash and cash equivalents                23        (320)       139
                                                              --------    --------    -------
Cash and cash equivalents, beginning of year                       767       1,087        948
                                                              --------    --------    -------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    790    $    767    $ 1,087
                                                              ========    ========    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2001, 2000 AND 1999

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. NYLIAC offers a wide variety of interest sensitive insurance and annuity products to a large cross section of the insurance market. NYLIAC markets its products in all 50 of the United States, the District of Columbia and Taiwan, primarily through its agency force and the agency force of Taiwan. In addition, NYLIAC markets Corporate Owned Life Insurance through independent brokers and brokerage general agents.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements of life insurance enterprises requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation.

INVESTMENTS

     Fixed maturity investments, which NYLIAC has both the ability and the intent to hold to maturity, are stated at amortized cost. Investments classified as available for sale are reported at fair value. Unrealized gains and losses on available for sale securities are reported in stockholder's equity, net of deferred taxes, and certain deferred acquisition cost and policyholder account balance offsets. Significant changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective adjustment method. The cost basis of fixed maturity and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net income.

     Equity securities are carried at fair value with related unrealized gains and losses reflected in other comprehensive income, net of deferred taxes, and certain deferred acquisition cost and policyholder account balance offsets.

     Mortgage loans on real estate are carried at unpaid principal balances, net of valuation allowances, and are secured. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the fair value of the collateral.

     Investment real estate, which NYLIAC has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of investments in limited partnerships and limited liability companies, which are carried on the equity method of accounting.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the balance sheet and are carried at amortized cost, which approximates fair value.

     Derivative financial instruments are accounted for at fair market value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the balance sheet. These consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for annuities. Changes in assumptions are reflected in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

     For certain products sold in Taiwan, including whole life, periodic endowment and endowment contracts, the deferred policy acquisition costs are amortized over the life of the contract in proportion to gross premiums.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the insurer for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize capitalized policy acquisition costs. Policy benefits and claims that are charged to expenses include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals and charges. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods.

FEDERAL INCOME TAXES

     NYLIAC is a member of a group which files a consolidated Federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that NYLIAC is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES -- (CONTINUED)

prior years. Deferred income tax assets and liabilities are recognized for the future tax consequence of temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities.

     Current Federal income taxes include a provision for NYLIAC's share of the equity base tax applicable to mutual life insurance companies and their insurance subsidiaries. The amount recorded is based on NYLIAC's estimate of the differential earnings rate ("DER") (the actual rate will be announced at a later date by the Internal Revenue Service ("IRS")) used to compute the equity base tax for current and prior years.

REINSURANCE

     NYLIAC enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. NYLIAC remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. NYLIAC evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

SEPARATE ACCOUNTS

     NYLIAC has established separate accounts with varying investment objectives, which are segregated from NYLIAC's general account, and are maintained for the benefit of separate account policyholders and NYLIAC. Separate account assets are stated at market value. The liability for separate accounts represents policyholders' interests in the separate account assets. For its registered separate accounts, these liabilities include accumulated net investment income and realized and unrealized gains and losses on those assets, and generally reflect market value. For its guaranteed, non-registered separate account, the liability includes interest credited to the policies.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Insurance Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The development of policy reserves and deferred policy acquisition costs for NYLIAC's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     NYLIAC issues certain variable products with various types of guaranteed minimum death benefits features. NYLIAC currently reserves for expected payments resulting from these features. NYLIAC bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market.

     NYLIAC regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed and asset-backed securities is based on historical experience and estimates of future payment experience on the underlying assets. Actual prepayment speeds will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

     As a subsidiary of a mutual life insurance company, NYLIAC is subject to a tax on its equity base. The rates applied to NYLIAC's equity base are determined annually by the IRS after comparison of mutual life insurance company earnings for the year to the average earnings of the 50 largest stock life insurance companies for the prior three years. Due to the timing of earnings information, estimates of the current year's tax rate must be made by management. The ultimate amounts of equity base tax incurred may vary considerably from the original estimates.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2001, NYLIAC adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," ("SFAS 133") as amended by Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment to FASB Statement No. 133," ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. SFAS 133 requires that all derivatives be recorded on the balance sheet at their fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, resulted in a $14 million decrease in other comprehensive income with a corresponding increase of $14 million in net income, net of taxes. Upon its adoption of SFAS No. 133, NYLIAC reclassified $646 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative effect adjustment of $12 million increasing other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001. The net impact on other comprehensive income of these adjustments was a decrease of $2 million, after tax.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, NYLIAC has determined an estimated fair value using either a discounted cash flow approach, including provisions for credit risk generally based upon the assumption such securities will be held to maturity, broker dealer quotations, or management's pricing model.

     At December 31, 2001 and 2000, the maturity distribution of fixed maturities was as follows (in millions):

                                                              2001                       2000
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   628      $   639       $   712      $   710
Due after one year through five years                   3,736        3,838         2,915        2,906
Due after five years through ten years                  5,060        5,088         2,464        2,408
Due after ten years                                     3,267        3,277         2,841        2,707
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government agency             1,047        1,085           956          990
  Other mortgage-backed securities                      4,337        4,415         4,153        4,225
  Other asset-backed securities                         1,307        1,315         1,033        1,047
                                                      -------      -------       -------      -------
     Total Available for Sale                         $19,382      $19,657       $15,074      $14,993
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)


                                                                                         2000
                                                                                -----------------------
                                                                                AMORTIZED    ESTIMATED
HELD TO MATURITY                                                                  COST       FAIR VALUE
----------------                                                                ---------    ----------
Due in one year or less                                                           $ 49          $ 49
Due after one year through five years                                              213           298
Due after five years through ten years                                             171           170
Due after ten years                                                                179           179
Asset-backed securities                                                             15            15
                                                                                  ----          ----
     Total Held to Maturity                                                       $627          $711
                                                                                  ====          ====

     At December 31, 2001 and 2000, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                            2001
                                                     ---------------------------------------------------
                                                     AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST         GAINS         LOSSES      FAIR VALUE
------------------                                   ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                            $   773        $ 22          $  4        $   791
U.S. agencies, state and municipal                        274          20            --            294
Foreign Governments                                       110           3             1            112
Corporate                                              12,581         380           231         12,730
Other mortgage-backed securities                        4,337         100            22          4,415
Other asset-backed securities                           1,307          30            22          1,315
                                                      -------        ----          ----        -------
     Total Available for Sale                         $19,382        $555          $280        $19,657
                                                      =======        ====          ====        =======

                                                                            2000
                                                     ---------------------------------------------------
                                                     AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST         GAINS         LOSSES      FAIR VALUE
------------------                                   ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                            $   735        $ 24          $  1        $   758
U.S. agencies, state and municipal                        221          12             1            232
Foreign Governments                                        51           1            --             52
Corporate                                               8,881         146           348          8,679
Other mortgage-backed securities                        4,153          88            16          4,225
Other asset-backed securities                           1,033          24            10          1,047
                                                      -------        ----          ----        -------
     Total Available for Sale                         $15,074        $295          $376        $14,993
                                                      =======        ====          ====        =======
HELD TO MATURITY
Corporate                                             $   612        $ 92          $  8        $   696
Other                                                      15          --            --             15
                                                      -------        ----          ----        -------
     Total Held to Maturity                           $   627        $ 92          $  8        $   711
                                                      =======        ====          ====        =======

EQUITY SECURITIES

     Estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and a matrix pricing model for private placement securities. At December 31, 2001 and 2000, the distribution of gross unrealized gains and losses on equity securities was as follows (in millions):

                  UNREALIZED    UNREALIZED    ESTIMATED
          COST      GAINS         LOSSES      FAIR VALUE
          ----    ----------    ----------    ----------
  2001    $103       $ 6           $14           $ 95
  2000    $124       $14           $12           $126

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS

     NYLIAC's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair market value of the mortgage loan portfolio at December 31, 2001 and 2000 is estimated to be $2,227 million and $2,046 million, respectively. Fair market values are determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2001 and 2000, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to approximately $27 million and $54 million, respectively, at a fixed market rate of interest. These commitments are diversified by property type and geographic region.

     The general reserve provision for losses on mortgage loans was $4 million at both December 31, 2001 and 2000. There were no specific provisions for losses as of December 31, 2001 and 2000.

     NYLIAC accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is generally recognized on a cash basis. Cash payments on loans in the process of foreclosure are generally treated as a return of principal.

     At December 31, 2001 and 2000, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                   2001        2000
                                                 --------    --------
Property Type:
  Office buildings                                $  776      $  809
  Retail                                             394         396
  Apartments                                         194         167
  Residential                                        494         369
  Other                                              280         252
                                                  ------      ------
     Total                                        $2,138      $1,993
                                                  ======      ======
Geographic Region:
  Central                                         $  573      $  565
  Pacific                                            329         268
  Middle Atlantic                                    469         469
  South Atlantic                                     528         512
  New England                                        170         145
  Other                                               69          34
                                                  ------      ------
     Total                                        $2,138      $1,993
                                                  ======      ======

OTHER INVESTMENTS

     Other investments consist primarily of an investment in a limited liability company, limited partnership interests in real estate, as well as directly owned investments in real estate. The components of other investments as of December 31, 2001 and 2000 were as follows (in millions):

                                                              2001    2000
                                                              ----    ----
Limited liability company                                     $873    $185
Limited partnerships                                            22      38
Real estate                                                     18      34
Other                                                            4       3
                                                              ----    ----
     Total other investments                                  $917    $260
                                                              ====    ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER INVESTMENTS -- (CONTINUED)

     Accumulated depreciation on real estate at December 31, 2001 and 2000, was $5 million and $8 million, respectively. Depreciation expense totaled $1 million in 2001, $1 million in 2000 and $3 million in 1999.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $14 million and $13 million at December 31, 2001 and 2000, respectively, were on deposit with Governmental authorities or trustees as required by certain insurance laws and are included on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2001, 2000 and 1999, are as follows (in millions):

                                                 2001      2000      1999
                                                ------    ------    ------
Fixed maturities                                $1,238    $1,121    $1,013
Equity securities                                    6         7        10
Mortgage loans                                     155       147       134
Policy loans                                        47        46        41
Other investments                                   45        26        33
                                                ------    ------    ------
  Gross investment income                        1,491     1,347     1,231
Investment expenses                                (39)      (32)      (51)
                                                ------    ------    ------
     Net investment income                      $1,452    $1,315    $1,180
                                                ======    ======    ======

     During 1999 a fixed maturity investment that had been classified as held to maturity was transferred to available for sale and subsequently sold due to credit deterioration. The investment had an amortized cost of $10,052,000, and the sale resulted in a realized gain of $82,000.

     For the years ended December 31, 2001, 2000 and 1999, realized investment gains (losses) computed under the specific identification method are as follows (in millions):

                                                2001                           2000                           1999
                                      -------------------------      -------------------------      -------------------------
                                      GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                      -----              ------      -----              ------      -----              ------
REALIZED GAINS (LOSSES):
Fixed maturities                      $163               $(217)      $ 80               $(157)      $ 64                $(87)
Equity securities                       11                  (9)        17                  (7)        34                  (8)
Mortgage loans                          --                  (1)         8                  (1)         4                  --
Derivative instruments                   1                  (7)        --                  --         --                  --
Other investments                       10                  (1)        25                  (4)         7                  (2)
                                      ----               -----       ----               -----       ----                ----
     Subtotal                         $185               $(235)      $130               $(169)      $109                $(97)
                                      ====               =====       ====               =====       ====                ====
Total net investment gains (losses)             $(50)                          $(39)                          $12
                                                ====                           ====                           ===

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on fixed maturities available for sale are included in the Balance Sheet as a component of "Accumulated other comprehensive income (loss)". Changes in these amounts include reclassification adjustments to avoid double counting in "Comprehensive income" items that are part

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

of "Net income" for a period that also had been part of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, 2001, 2000 and 1999 are as follows (in millions):

                                                             2001    2000     1999
                                                             ----    -----    -----
Net unrealized investments gains (losses), beginning of the
  year                                                       $(31)   $(191)   $ 201
                                                             ----    -----    -----
Cumulative effect of a change in accounting principle          (2)      --       --
                                                             ----    -----    -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains (losses) arising
       during the period                                      172      220     (612)
     Less: Reclassification adjustments for gains (losses)
       included in net income                                 (64)     (41)       1
                                                             ----    -----    -----
     Change in net unrealized investment gains (losses),
       net of adjustments                                     236      261     (613)
Impact of net unrealized investment gains (losses) on:
     Policyholders' account balance                            --       (3)      (7)
     Deferred policy acquisition costs                        (99)     (98)     228
                                                             ----    -----    -----
Change in net unrealized investment gains (losses)            137      160     (392)
                                                             ----    -----    -----
Net unrealized investment gains (losses), end of year        $104    $ (31)   $(191)
                                                             ====    =====    =====

     Net unrealized gains (losses) on investments arising during the periods reported in the above table are net of income tax expense (benefit) of $93 million, $118 million and $(330) million for the years ended December 31, 2001, 2000 and 1999, respectively.

     Reclassification adjustments reported in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax benefit of $34 million, $22 million and $0 million, respectively.

     Policyholders' account balance reported in the above table are net of income tax benefit of $2 million and $3 million for the years ended December 31, 2000 and 1999, respectively.

     Deferred policy acquisition costs in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax expense (benefit) of $(53) million, $(53) million and $122 million, respectively.

NOTE 5 -- INSURANCE LIABILITIES

     NYLIAC's annuity contracts are primarily deferred annuities. The carrying value, which approximates fair value, of NYLIAC's liabilities for deferred annuities at December 31, 2001 and 2000, was $10,247 million and $7,944 million, respectively.

NOTE 6 -- SEPARATE ACCOUNTS

     NYLIAC maintains eight non-guaranteed, registered separate accounts for its variable deferred annuity and variable life products. NYLIAC maintains investments in the registered separate accounts of $67 million and $40 million at December 31, 2001 and 2000, respectively. The assets of the separate accounts, which are carried at market value, represent investments in shares of the New York Life sponsored MainStay VP Series Fund and other non-proprietary funds.

     NYLIAC maintains one guaranteed separate account for universal life insurance policies. This account provides a minimum guaranteed interest rate with a market value adjustment imposed upon certain surrenders. The assets of this separate account are carried at market value.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs (DAC) for the years ended December 31, 2001, 2000 and 1999 is as follows (in millions):

                                                              2001      2000      1999
                                                             ------    ------    ------
Balance at beginning of year before adjustment
  for unrealized gains (losses) on investments               $1,630    $1,326    $1,028
Current year additions                                          558       444       372
Amortized during year                                          (179)     (140)      (74)
                                                             ------    ------    ------
Balance at end of year before adjustment for unrealized
  gains (losses) on investments                               2,009     1,630     1,326
Adjustment for unrealized gains (losses) on investments        (122)       30       181
                                                             ------    ------    ------
Balance at end of year                                       $1,887    $1,660    $1,507
                                                             ======    ======    ======

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense included in the accompanying Statement of Income is as follows (in millions):

                                                          2001    2000    1999
                                                          ----    ----    ----
Current:
  Federal before prior years adjustment                   $ 32    $ 15    $ 56
  Prior years adjustment                                   (24)    (18)     (4)
  State and local                                            2       2       4
                                                          ----    ----    ----
                                                            10      (1)     56
                                                          ====    ====    ====
Deferred:
  Federal                                                   21      54      57
                                                          ----    ----    ----
Net income tax expense                                    $ 31    $ 53    $113
                                                          ====    ====    ====

     The components of the net deferred tax liability as of December 31, 2001 and 2000 are as follows (in millions):

                                                              2001    2000
                                                              ----    ----
Deferred tax assets:
  Future policyholder benefits                                $358    $303
  Employee and agents benefits                                  57      53
                                                              ----    ----
     Gross deferred tax assets                                 415     356
                                                              ====    ====
Deferred tax liabilities:
  Deferred policy acquisition costs                            513     406
  Investments                                                   63      13
  Other                                                         26      24
                                                              ----    ----
     Gross deferred tax liabilities                            602     443
                                                              ----    ----
       Net deferred tax liability                             $187    $ 87
                                                              ====    ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

     Set forth below is a reconciliation of the Federal income tax rate to the effective tax rate for 2001, 2000 and 1999:

                                                            2001     2000     1999
                                                           ------    -----    -----
Statutory federal income tax rate                            35.0%    35.0%    35.0%
Current year equity base tax                                 12.5     13.6      5.9
True down of prior year equity base tax                     (20.1)    (9.2)      --
Tax exempt income                                            (4.9)    (4.2)    (1.4)
Other                                                         0.9     (1.2)    (0.4)
                                                           ------    -----    -----
Effective tax rate                                           23.4%    34.0%    39.1%
                                                           ======    =====    =====

     NYLIAC's Federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1995. There were no material effects on NYLIAC's results of operations as a result of these audits. NYLIAC believes that its recorded income tax liabilities are adequate for all open years.

     In March 2002, the Job Creation and Worker Assistance Act of 2002 was passed to provide tax relief and stimulate the economy. This law requires a "tax holiday" related to the Company's equity base tax for the three year period beginning 2001. The Company has accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount will be reflected as an adjustment to current income taxes incurred in 2002.

NOTE 9 -- REINSURANCE

     NYLIAC has entered into cession reinsurance agreements on a coinsurance basis with non-affiliated companies and on a yearly renewable term basis with affiliated and non-affiliated companies. Under the affiliated agreements included in the accompanying Statement of Income are $2 million, $2.3 million and $1.5 million of ceded premiums at December 31, 2001, 2000 and 1999, respectively.

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     NYLIAC uses derivative financial instruments to manage interest rate, currency, commodity and market risk. These derivative financial instruments include foreign exchange forward contracts, foreign currency options, equity total return swaps, interest rate swaps, commodity swaps and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     NYLIAC deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. NYLIAC has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the future creditworthiness of counterparties. NYLIAC uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. NYLIAC formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. For cashflow hedges of interest rate risk, NYLIAC uses either qualitative assessment, if appropriate or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cashflows method is used to measure hedge ineffectiveness when appropriate. NYLIAC does not have any fair value hedges at December 31, 2001. NYLIAC will discontinue hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available for sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). During 2001, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There are no cashflow hedges of forecasted transactions as of December 31, 2001. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2001 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $4 million.

     NYLIAC may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, NYLIAC assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains or losses. If NYLIAC is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2001, there were no such embedded derivatives that could not be separated from their host contracts.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     NYLIAC participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2001 and 2000, $829 million and $755 million, respectively, of NYLIAC's fixed maturities and equity securities were on loan to others. Collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively, is obtained. The market value of securities

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

LOANED SECURITIES AND REPURCHASE AGREEMENTS -- (CONTINUED)

loaned is monitored on a daily basis with additional collateral obtained as necessary. Such assets reflect the extent of NYLIAC's involvement in securities lending, not NYLIAC's risk of loss.

     NYLIAC enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, NYLIAC obtains the use of funds from a broker for approximately one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2001 of $284 million ($132 million at December 31,
2000) approximates fair value. The investments acquired with the funds received from the securities sold are included in other investments in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides NYLIAC with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges NYLIAC for the identified costs associated with these services and facilities under the terms of a Service Agreement between New York Life and NYLIAC. Such costs, amounting to $458 million for the year ended December 31, 2001 ($476 million for 2000 and $393 million for 1999) are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, NYLIAC is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. NYLIAC was allocated $10 million for its share of the net periodic post-retirement benefits expense in 2001 ($7 million and $12 million in 2000 and 1999, respectively) and $(6) million for the post-employment benefits expense in 2001 ($2 million in 2000 and $3 million in 1999) under the provisions of the Service Agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, in 1999 New York Life concluded a comprehensive expense reduction program expected to streamline processes and improve profitability. As a result of job eliminations and early retirement benefits as defined in management's termination plan, NYLIAC was allocated $16 million for its share of these restructuring costs in 1999, which are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     For the year ended December 31, 2001, NYLIAC recorded annuity and universal life fees of $8 million from New York Life Investment Management, LLC, a wholly owned subsidiary of New York Life for administration and advisory fees.

     At December 31, 2001 and 2000, NYLIAC had a net liability of $157 million and $111 million, respectively for the above described services which are included in other liabilities in the accompanying Balance Sheet.

     In 2001, NYLIAC received a capital contribution in the amount of $300 million from its parent company, New York Life.

     In 1999 NYLIAC sold a $197 million Corporate Sponsored Variable Universal Life (CSVUL) policy and a $82 million Corporate Sponsored Universal Life (CSUL) policy to a Voluntary Employee Benefit Association (VEBA) trust. This trust was established to fund New York Life's retired employees medical and dental benefits. In addition, in 1999 NYLIAC sold a Corporate Owned Life (COLI) policy to New York Life for $180 million in premiums. This policy was sold on the same basis as policies sold to unrelated customers.

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $20 million, $8 million, and $52 million during 2001, 2000 and 1999, respectively.

     Total interest paid was $21 million, $12 million and $30 million during 2001, 2000 and 1999, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department recognizes only

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 14 -- STATUTORY FINANCIAL INFORMATION -- (CONTINUED)

statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

     At December 31, 2001 and 2000, statutory stockholder's equity was $1,335 million and $1,098 million, respectively. Statutory net income/(loss) for the years ended December 31, 2001, 2000 and 1999 was $(82.6) million, $0.4 million and $63 million, respectively.

     The State of Delaware Insurance Department has adopted the NAIC's Codification of Statutory Accounting Principles guidance, effective January 1, 2001. The effect of adoption was a net increase in statutory surplus of approximately $27 million.

     NYLIAC is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of NYLIAC's surplus or one hundred percent of net gain from operations.

     No dividends were paid or declared for the years ended December 31, 2001, 2000 and 1999.

     As of December 31, 2001, the amount of available and accumulated funds derived from earned surplus from which NYLIAC can pay dividends is $530 million. The maximum amount of dividends which may be paid in 2002 without prior approval is $133 million.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by Statement of Financial Accounting Standards No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment to FASB Statement No. 133.

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, New York 10036
March 12, 2002

                          PROSPECTUS DATED MAY 1, 2002


                                      FOR

                         MAINSTAY PLUS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium MainStay Plus Variable Annuity policies. New York Life Insurance and Annuity Corporation ("NYLIAC") issues these policies. We designed these policies to assist individuals with their long-term retirement planning needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when income payments commence, and a guaranteed death benefit if the owner or Annuitant dies before income payments have commenced.


     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take the money out of your policy which can be done in several ways. You can split your premium payments among a Fixed Account option, three general account options specifically for the Dollar Cost Averaging Advantage Plan and up to 18 of the 31 Investment Divisions listed below.



  -    MainStay VP Bond
  -    MainStay VP Capital Appreciation
  -    MainStay VP Cash Management
  -    MainStay VP Convertible
  -    MainStay VP Equity Income
  -    MainStay VP Government
  -    MainStay VP Growth Equity
  -    MainStay VP High Yield Corporate Bond
  -    MainStay VP Indexed Equity
  -    MainStay VP International Equity
  -    MainStay VP Small Cap Growth
  -    MainStay VP Total Return
  -    MainStay VP Value
  -    MainStay VP American Century Income & Growth
  -    MainStay VP Dreyfus Large Company Value
  -    MainStay VP Eagle Asset Management Growth Equity
  -    MainStay VP Lord Abbett Developing Growth
  -    Alger American Small Capitalization
  -    Calvert Social Balanced
  -    Dreyfus IP Technology Growth (Initial Shares)
  -    Fidelity VIP Contrafund(R) (Initial Class)
  -    Fidelity VIP Equity-Income (Initial Class)
  -    Janus Aspen Series Balanced
  -    Janus Aspen Series Worldwide Growth
  -    MFS(R) Investors Trust Series
  -    MFS(R) Research Series
  -    MFS(R) Utilities Series
  -    Neuberger Berman AMT Mid-Cap Growth
  -    T. Rowe Price Equity Income
  -    Van Eck Worldwide Hard Assets
  -    Van Kampen UIF Emerging Markets Equity
       (formerly known as Morgan Stanley UIF Emerging
       Markets Equity)



    We do not guarantee the investment performance of these variable Investment Divisions. Depending on current market conditions, you can make or lose money in any of the investment divisions.


    You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by the current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund (VIP), the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc. and the Van Eck Worldwide Insurance Trust (the "Funds," each individually a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact us at (800) 762-6212 or your registered representative if you do not have the accompanying book of underlying fund prospectuses.


    To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 762-6212 or write to us at the address above.


    THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


    THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                         PAGE
                                         ----
DEFINITIONS............................    3
FEE TABLE..............................    5
QUESTIONS AND ANSWERS ABOUT MAINSTAY
  PLUS VARIABLE ANNUITY................   10
FINANCIAL STATEMENTS...................   17
CONDENSED FINANCIAL INFORMATION........   18
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT..............................   21
  New York Life Insurance and Annuity
     Corporation.......................   21
  The Separate Account.................   21
  The Portfolios.......................   21
  Additions, Deletions or Substitutions
     of Investments....................   22
  Reinvestment.........................   23
THE POLICIES...........................   23
  Selecting the Variable Annuity That's
     Right for You.....................   23
  Qualified and Non-Qualified
     Policies..........................   24
  Policy Application and Premium
     Payments..........................   25
  Payments Returned for Insufficient
     Funds.............................   26
  Your Right to Cancel ("Free Look")...   26
  Issue Ages...........................   26
  Transfers............................   26
     (a) Limits on Transfers...........   27
  Procedures for Telephone
     Transactions......................   27
  Dollar Cost Averaging Programs.......   27
     (a) Traditional Dollar Cost
          Averaging....................   28
     (b) The DCA Advantage Plan........   28
  Automatic Asset Reallocation.........   29
  Interest Sweep.......................   30
  Accumulation Period..................   30
     (a) Crediting of Premium
          Payments.....................   30
     (b) Valuation of Accumulation
          Units........................   30
  Riders...............................   30
     (a) Living Needs Benefit Rider....   31
     (b) Unemployment Benefit Rider....   31
     (c) Investment Protection  Plan
         Rider.........................   31
     (d) Enhanced Beneficiary  Benefit
         Rider.........................   32
     (e) Enhanced Spousal  Continuance
         Rider.........................   35
  Policy Owner Inquiries...............   35
  Records and Reports..................   35
CHARGES AND DEDUCTIONS.................   35
  Surrender Charges....................   35
  Amount of Surrender Charge...........   36
  Exceptions to Surrender Charges......   36



                                         PAGE
                                         ----
  Other Charges........................   36
     (a) Mortality and Expense Risk
          Charges......................   36
     (b) Administration Fee............   36
     (c) Policy Service Charge.........   37
     (d) Investment Protection Plan
          Rider Charge.................   37
     (e) Rider Risk Charge
       Adjustment......................   37
     (f)  Enhanced Beneficiary Benefit
           Rider Charge................   37
     (g) Fund Charges..................   38
     (h) Transfer Fees.................   38
  Group and Sponsored Arrangements.....   38
  Taxes................................   38
DISTRIBUTIONS UNDER THE POLICY.........   38
  Surrenders and Withdrawals...........   38
     (a) Surrenders....................   39
     (b) Partial Withdrawals...........   39
     (c) Periodic Partial
         Withdrawals...................   39
     (d) Hardship Withdrawals..........   39
  Required Minimum Distribution........   39
  Our Right to Cancel..................   40
  Annuity Commencement Date............   40
  Death Before Annuity Commencement....   40
  Income Payments......................   41
     (a) Election of Income Payment
          Options......................   41
     (b) Proof of Survivorship.........   42
  Delay of Payments....................   42
  Designation of Beneficiary...........   42
  Restrictions Under Internal Revenue
     Code Section 403(b)(11)...........   42
  Loans................................   42
THE FIXED ACCOUNT......................   43
     (a) Interest Crediting............   43
     (b) Transfers to Investment
          Divisions....................   43
     (c) Fixed Account Initial  Premium
         Guarantee.....................   44
THE DCA ADVANTAGE PLAN ACCOUNTS........   44
FEDERAL TAX MATTERS....................   44
  Introduction.........................   44
  Taxation of Annuities in General.....   45
  Qualified Plans......................   46
     (a) Section 403(a) Plans..........   46
     (b) Section 403(b) Plans..........   46
     (c) Individual Retirement
          Annuities....................   46
     (d) Roth Individual Retirement
          Annuities....................   46
     (e) Inherited IRAs................   46
     (f)  Deferred Compensation
       Plans...........................   46
DISTRIBUTOR OF THE POLICIES............   47
VOTING RIGHTS..........................   47
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION...............   48


     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ATTACHED SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, the Fixed Accumulation Value, and the DCA Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which we are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policy owner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN ACCOUNTS--The 6-month, 12-month and 18-month DCA accounts used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Accounts.

DOLLAR COST AVERAGING ("DCA") ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Plan Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of our general creditors.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account. Portfolios described in this prospectus are different from portfolios available to the general public. Investment results will differ.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges deducted from the Fixed Account.

FUND--A diversified, open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use in connection with employee retirement plans that qualify for special federal income tax treatment.

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which we measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies issued under employee retirement plans that qualify for special federal income tax treatment.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                                   FEE TABLE
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                                                              MAINSTAY VP    MAINSTAY VP
                                                                MAINSTAY VP     CAPITAL         CASH       MAINSTAY VP
                                                                   BOND       APPRECIATION   MANAGEMENT    CONVERTIBLE
                                                                -----------   ------------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount withdrawn).............    7% during Payment Years 1-3; 6% during Payment Year 4;
                                                                5% during Payment Year 5; 4% during Payment Year 6;
                                                                and 0% thereafter.
  Transfer Fee..............................................    There is no transfer fee on the first 12 transfers in
                                                                any Policy Year. However, NYLIAC reserves the right to
                                                                charge up to $30 for each transfer in excess of 12
                                                                transfers per Policy Year.
  Annual Policy Service Charge..............................    Lesser of $30 per policy or 2% of the Accumulation
                                                                Value, for policies with less than $20,000 of
                                                                Accumulation Value.
  Investment Protection Plan Rider Charge (optional)........    Maximum annual charge of 1% of the amount that is
                                                                guaranteed.
  Rider Risk Charge Adjustment (optional)...................    Maximum charge of 2% of the amount that is guaranteed
                                                                for cancellation of the Investment Protection Plan.
  Enhanced Beneficiary Benefit Rider Charge (optional)......    Maximum annual charge of 1.00% of the Policy's
                                                                Accumulation Value, applied on a quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................       1.25%         1.25%          1.25%         1.25%
  Administration Fees.......................................       0.15%         0.15%          0.15%         0.15%
  Total Separate Account Annual Expenses....................       1.40%         1.40%          1.40%         1.40%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees.............................................       0.25%         0.36%          0.25%         0.36%
  Administration Fees.......................................       0.20%         0.20%          0.20%         0.20%
  Other Expenses............................................       0.07%         0.07%          0.09%         0.11%
  Total Fund Annual Expenses................................       0.52%         0.63%          0.54%         0.67%

                                                                                                          MAINSTAY VP
                                                                                            MAINSTAY VP   HIGH YIELD
                                                               MAINSTAY VP    MAINSTAY VP     GROWTH       CORPORATE
                                                              EQUITY INCOME   GOVERNMENT      EQUITY         BOND
                                                              -------------   -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount withdrawn).............  Year 6; and 0% thereafter.
                                                              charge up to $30 for each transfer in excess of 12
  Transfer Fee..............................................  transfers per Policy Year.
  Annual Policy Service Charge..............................  Accumulation Value.
  Investment Protection Plan Rider Charge (optional)........
  Rider Risk Charge Adjustment (optional)...................  Plan.
  Enhanced Beneficiary Benefit Rider Charge (optional)......
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................      1.25%          1.25%         1.25%         1.25%
  Administration Fees.......................................      0.15%          0.15%         0.15%         0.15%
  Total Separate Account Annual Expenses....................      1.40%          1.40%         1.40%         1.40%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees.............................................      0.70%(b)       0.30%         0.25%         0.30%
  Administration Fees.......................................         --(b)       0.20%         0.20%         0.20%
  Other Expenses............................................      0.24%          0.10%         0.05%         0.08%
  Total Fund Annual Expenses................................      0.94%(c)       0.60%         0.50%         0.58%



                                                                                                MAINSTAY VP
                                                                  MAINSTAY VP    MAINSTAY VP       SMALL      MAINSTAY VP
                                                                    INDEXED     INTERNATIONAL       CAP          TOTAL
                                                                    EQUITY         EQUITY         GROWTH        RETURN
                                                                  -----------   -------------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount withdrawn).............      7% during Payment Years 1-3; 6% during Payment Year 4;
                                                                  5% during Payment Year 5; 4% during Payment Year 6; and
                                                                  0% thereafter.
  Transfer Fee..............................................      There is no transfer fee on the first 12 transfers in
                                                                  any Policy Year. However, NYLIAC reserves the right to
                                                                  charge up to $30 for each transfer in excess of 12
                                                                  transfers per Policy Year.
  Annual Policy Service Charge..............................      Lesser of $30 per policy or 2% of the Accumulation
                                                                  Value, for policies with less than $20,000 of
                                                                  Accumulation Value.
  Investment Protection Plan Rider Charge (optional)........      Maximum annual charge of 1% of the amount that is
                                                                  guaranteed.
  Rider Risk Charge Adjustment (optional)...................      Maximum charge of 2% of the amount that is guaranteed
                                                                  for cancellation of the Investment Protection Plan.
  Enhanced Beneficiary Benefit Rider Charge (optional)......      Maximum annual charge of 1.00% of the Policy's
                                                                  Accumulation Value, applied on a quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................         1.25%          1.25%          1.25%         1.25%
  Administration Fees.......................................         0.15%          0.15%          0.15%         0.15%
  Total Separate Account Annual Expenses....................         1.40%          1.40%          1.40%         1.40%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees.............................................         0.10%          0.60%          1.00%(b)      0.32%
  Administration Fees.......................................         0.20%          0.20%             --(b)      0.20%
  Other Expenses............................................         0.07%          0.32%          0.24%         0.07%
  Total Fund Annual Expenses................................         0.37%          1.12%          1.24%(d)      0.59%

                                                                            MAINSTAY VP   MAINSTAY VP
                                                                             AMERICAN       DREYFUS
                                                                              CENTURY        LARGE
                                                              MAINSTAY VP    INCOME &       COMPANY
                                                                 VALUE        GROWTH         VALUE
                                                              -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount withdrawn).............  Payment Year 6; and 0% thereafter.
                                                              to charge up to $30 for each transfer
                                                              in excess of 12 transfers per Policy
  Transfer Fee..............................................  Year.
  Annual Policy Service Charge..............................  Accumulation Value.
  Investment Protection Plan Rider Charge (optional)........
  Rider Risk Charge Adjustment (optional)...................  Plan.
  Enhanced Beneficiary Benefit Rider Charge (optional)......
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...........................     1.25%         1.25%         1.25%
  Administration Fees.......................................     0.15%         0.15%         0.15%
  Total Separate Account Annual Expenses....................     1.40%         1.40%         1.40%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees.............................................     0.36%         0.50%         0.60%
  Administration Fees.......................................     0.20%         0.20%         0.20%
  Other Expenses............................................     0.08%         0.18%         0.19%
  Total Fund Annual Expenses................................     0.64%         0.88%         0.99%

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       MAINSTAY VP
                                       EAGLE ASSET   MAINSTAY VP       ALGER
                                       MANAGEMENT    LORD ABBETT      AMERICAN      CALVERT      DREYFUS IP
                                         GROWTH      DEVELOPING        SMALL         SOCIAL      TECHNOLOGY      FIDELITY VIP
                                         EQUITY        GROWTH      CAPITALIZATION   BALANCED       GROWTH        CONTRAFUND(R)
                                       -----------   -----------   --------------   --------     ----------      -------------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of          7% during Payment Years 1-3; 6% during Payment Year 4; 5% during Payment Year 5; 4%
    amount withdrawn)..............    during Payment Year 6; and 0% thereafter.
  Transfer Fee.....................    There is no transfer fee on the first 12 transfers in any Policy Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per
                                       Policy Year.
  Annual Policy Service Charge.....    Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than
                                       $20,000 of Accumulation Value.
  Investment Protection Plan Rider     Maximum annual charge of 1% of the amount that is guaranteed.
    Charge (optional)..............
  Rider Risk Charge Adjustment         Maximum charge of 2% of the amount that is guaranteed for cancellation of the Investment
    (optional).....................    Protection Plan.
  Enhanced Beneficiary Benefit         Maximum annual charge of 1.00% of the Policy's Accumulation Value, applied on a
    Rider Charge (optional)........    quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk
    Fees...........................       1.25%         1.25%          1.25%          1.25%        1.25%             1.25%
  Administration Fees..............       0.15%         0.15%          0.15%          0.15%        0.15%             0.15%
  Total Separate Account Annual
    Expenses.......................       1.40%         1.40%          1.40%          1.40%        1.40%             1.40%
FUND ANNUAL EXPENSES
  (as a % of average net assets for
    the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees....................       0.50%         0.60%          0.85%         0.425%        0.75%             0.58%
  Administration Fees..............       0.20%         0.20%             --         0.275%           --                --
  Other Expenses...................       0.10%         0.28%          0.07%         0.180%        0.12%             0.10%
  Total Fund Annual Expenses.......       0.80%         1.08%          0.92%         0.880%(e)     0.87%(f)          0.68%(g)


                                                       JANUS
                                     FIDELITY VIP      ASPEN
                                       EQUITY-        SERIES
                                        INCOME       BALANCED
                                     ------------    --------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of
    amount withdrawn)..............  6; and 0% thereafter.
                                     charge up to $30 for each
                                     transfer in excess of 12
  Transfer Fee.....................  transfers per Policy Year.
  Annual Policy Service Charge.....  Value.
  Investment Protection Plan Rider
    Charge (optional)..............
  Rider Risk Charge Adjustment
    (optional).....................
  Enhanced Beneficiary Benefit
    Rider Charge (optional)........
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk
    Fees...........................     1.25%          1.25%
  Administration Fees..............     0.15%          0.15%
  Total Separate Account Annual
    Expenses.......................     1.40%          1.40%
FUND ANNUAL EXPENSES
  (as a % of average net assets for
    the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees....................     0.48%          0.65%
  Administration Fees..............        --             --
  Other Expenses...................     0.10%          0.01%
  Total Fund Annual Expenses.......     0.58%(g)       0.66%


                                       JANUS ASPEN     MFS(R)                                   NEUBERGER
                                         SERIES       INVESTORS        MFS(R)        MFS(R)     BERMAN AMT    T. ROWE PRICE
                                        WORLDWIDE       TRUST         RESEARCH      UTILITIES    MID-CAP         EQUITY
                                         GROWTH        SERIES          SERIES        SERIES       GROWTH         INCOME
                                       -----------    ---------       --------      ---------   ----------    -------------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of          7% during Payment Years 1-3; 6% during Payment Year 4; 5% during Payment Year 5; 4%
    amount withdrawn)..............    during Payment Year 6; and 0% thereafter.
  Transfer Fee.....................    There is no transfer fee on the first 12 transfers in any Policy Year. However,
                                       NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Service Charge.....    Lesser of $30 per policy or 2% of the Accumulation Value, for policies with less than
                                       $20,000 of Accumulation Value.
  Investment Protection Plan Rider     Maximum annual charge of 1% of the amount that is guaranteed.
    Charge (optional)..............
  Rider Risk Charge Adjustment         Maximum charge of 2% of the amount that is guaranteed for cancellation of the
    (optional).....................    Investment Protection Plan.
  Enhanced Beneficiary Benefit         Maximum annual charge of 1.00% of the Policy's Accumulation Value, applied on a
    Rider Charge (optional)........    quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk
    Fees...........................       1.25%         1.25%          1.25%          1.25%       1.25%           1.25%
  Administration Fees..............       0.15%         0.15%          0.15%          0.15%       0.15%           0.15%
  Total Separate Account Annual
    Expenses.......................       1.40%         1.40%          1.40%          1.40%       1.40%           1.40%
FUND ANNUAL EXPENSES
  (as a % of average net assets for
    the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees....................       0.65%         0.75%          0.75%          0.75%       0.54%           0.85%(j)
  Administration Fees..............          --            --             --             --       0.30%              --
  Other Expenses...................       0.04%         0.15%          0.15%          0.18%       0.07%              --
  Total Fund Annual Expenses.......       0.69%         0.90%(h)       0.90%(h)       0.93%(h)    0.91%(i)        0.85%


                                       VAN ECK       VAN KAMPEN
                                      WORLDWIDE     UIF EMERGING
                                     HARD ASSETS   MARKETS EQUITY
                                     -----------   --------------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of
    amount withdrawn)..............  and 0% thereafter.
                                     up to $30 for each transfer
                                     in excess of 12 transfers
  Transfer Fee.....................  per Policy Year.
  Annual Policy Service Charge.....  Value.
  Investment Protection Plan Rider
    Charge (optional)..............
  Rider Risk Charge Adjustment
    (optional).....................
  Enhanced Beneficiary Benefit
    Rider Charge (optional)........
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk
    Fees...........................     1.25%          1.25%
  Administration Fees..............     0.15%          0.15%
  Total Separate Account Annual
    Expenses.......................     1.40%          1.40%
FUND ANNUAL EXPENSES
  (as a % of average net assets for
    the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees....................     1.00%          1.25%
  Administration Fees..............        --          0.25%
  Other Expenses...................     0.18%          0.62%
  Total Fund Annual Expenses.......     1.18%          2.12%(k)


------------

(a) The Fund or its agents provided the fees and charges, which are based on 2001 expenses and may reflect estimated charges. We have not verified the accuracy of the information provided by the agents.


(b) The fees designated as "Advisory Fees" reflect "Management Fees", which includes both Advisory Fees and Administrative Fees for this Investment Division.


(c) "Other Expenses" are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to reduce its fees and reimburse the operating expense of the Portfolio to the extent such expenses would cause "Total Fund Annual Expenses" to exceed 0.89% of average daily net assets. This fee reduction and reimbursement agreement may be terminated by NYLIM at any time. After taking into account this fee reduction and reimbursement agreement, estimated "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" for the current year are 0.65%, 0.24% and 0.89%, respectively.

(d) "Other Expenses" are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to reduce its fees and reimburse the operating expense of the Portfolio to the extent such expenses would cause "Total Fund Annual Expenses" to exceed 0.95% of average daily net assets. This fee reduction and reimbursement agreement may be terminated by NYLIM at any time. After taking into account this fee reduction and reimbursement agreement, estimated "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" for the current year are 0.71%, 0.24% and 0.95% respectively.


(e) "Other Expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be 0.87% for Social Balanced.


(f) These expenses are for fiscal year ended December 31, 2001. Expenses in the current year and in future years may be higher or lower than the expenses presented.


(g) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.


(h) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series expenses. "Other Expenses" do not take into account these expense reductions, and therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal 0.90% for Research Series, 0.90% for Investors Trust Series and 0.93% for Utilities Series.


(i) Neuberger Berman Management, Inc. ("NBMI") has undertaken through April 30, 2005 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed in the aggregate, 1% of the average daily net asset value. The expense reimbursement arrangement is contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Fund to exceed its respective limitation.


(j)   The "Advisory Fees" include the ordinary operating expenses of the Fund.


(k) The management fee for certain portfolios may be reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the portfolio's adviser to the extent total annual operating expenses exceed 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Had these fee reductions been taken into account, the "Advisory Fees", "Administration Fees", "Other Expenses" and "Total Fund Annual Expenses", respectively, would be 0.98%, 0.25%, 0.62%, 1.85%. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio are 0.10% of such investment related expenses.

EXAMPLES(1)


     This table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the Separate Account and the Funds. However, the table does not reflect the charges for the optional Investment Protection Plan Rider, which would add a maximum of $10.00 per year for each year that the Rider is in effect. If you cancel the Rider at any time prior to surrendering the policy, a one-time charge of up to $20.00 would apply. The table also does not reflect the charges for the optional Enhanced Beneficiary Benefit Rider, which, under the assumptions stated below, would add a maximum charge of $10.25 in the first Policy year, $32.00 in the first three Policy Years, $55.50 in the first five Policy Years, and $122.90 in the first ten Policy Years to the numbers listed below. Charges and expenses may be higher or lower in future years. For more information on the charges reflected in this table, see "Charges and Deductions" and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes on surrender of the policy or on the Annuity Commencement Date.


     You would pay the following expenses on a $1,000 investment in one of the Investment Divisions listed, assuming a 5% annual return on assets:

        1. If you surrender your policy at the end of the stated time period:


                                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                         --------   --------   --------   --------
                MainStay VP Bond.......................................  $ 87.49    $138.48    $171.70    $257.74
                MainStay VP Capital Appreciation.......................  $ 88.54    $141.64    $177.07    $269.08
                MainStay VP Cash Management............................  $ 87.68    $139.05    $172.67    $259.81
                MainStay VP Convertible................................  $ 88.93    $142.78    $179.01    $273.16
                MainStay VP Equity Income..............................  $ 94.38    $159.03    $206.42    $329.72
                MainStay VP Government.................................  $ 88.25    $140.78    $175.60    $265.98
                MainStay VP Growth Equity..............................  $ 87.30    $137.91    $170.72    $255.68
                MainStay VP High Yield Corporate Bond..................  $ 88.07    $140.21    $174.64    $263.94
                MainStay VP Indexed Equity.............................  $ 86.05    $134.15    $164.32    $242.09
                MainStay VP International Equity.......................  $ 93.23    $155.62    $200.69    $318.06
                MainStay VP Small Cap Growth...........................  $ 91.51    $150.51    $192.08    $300.35
                MainStay VP Total Return...............................  $ 88.16    $140.49    $175.12    $264.97
                MainStay VP Value......................................  $ 88.64    $141.92    $177.54    $270.08
                MainStay VP American Century Income & Growth...........  $ 90.93    $148.79    $189.18    $294.36
                MainStay VP Dreyfus Large Company Value................  $ 91.99    $151.93    $194.48    $305.29
                MainStay VP Eagle Asset Management Growth Equity.......  $ 90.17    $146.50    $185.32    $286.33
                MainStay VP Lord Abbett Developing Growth..............  $ 92.85    $154.49    $198.79    $314.17
                Alger American Small Capitalization....................  $ 91.32    $149.93    $191.11    $298.36
                Calvert Social Balanced................................  $ 90.93    $148.79    $189.18    $294.36
                Dreyfus IP Technology Growth...........................  $ 90.84    $148.51    $188.71    $293.37
                Fidelity VIP Contrafund(R).............................  $ 89.02    $143.08    $179.51    $274.19
                Fidelity VIP Equity-Income.............................  $ 88.07    $140.21    $174.64    $263.94
                Janus Aspen Series Balanced............................  $ 88.83    $142.50    $178.53    $272.14
                Janus Aspen Series Worldwide Growth....................  $ 89.11    $143.36    $179.98    $275.20
                MFS(R) Investors Trust Series..........................  $ 91.13    $149.37    $190.15    $296.37
                MFS(R) Research Series.................................  $ 91.13    $149.37    $190.15    $296.37
                MFS(R) Utilities Series................................  $ 91.41    $150.22    $191.59    $299.35
                Neuberger Berman AMT Mid-Cap Growth....................  $ 91.22    $149.65    $190.64    $297.38
                T. Rowe Price Equity Income............................  $ 90.64    $147.93    $187.73    $291.36
                Van Eck Worldwide Hard Assets..........................  $ 93.81    $157.33    $203.56    $323.92
                Van Kampen UIF Emerging Markets Equity.................  $102.81    $183.72    $247.41    $410.94


        2. If you annuitize your policy at the end of the stated time period:


                MainStay VP Bond.......................................  $ 87.49    $ 70.20    $120.23    $257.74
                MainStay VP Capital Appreciation.......................  $ 88.54    $ 73.58    $125.89    $269.08
                MainStay VP Cash Management............................  $ 87.68    $ 70.80    $121.25    $259.81
                MainStay VP Convertible................................  $ 88.93    $ 74.80    $127.93    $273.16


------------

(1) For purposes of calculating these examples, we have expressed the annual policy service charge as an annual percentage of assets based on the average size of policies having an Accumulation Value of less than $20,000 on December 31, 2001. The average size is $10,000. This calculation method reasonably reflects the annual policy service charges applicable to policies having an Accumulation Value of less than $20,000. The annual policy service charge does not apply to policies having an Accumulation Value of $20,000 or greater. The expenses shown, therefore, would be slightly lower if your policy's Accumulation Value is $20,000 or greater.

                                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                         --------   --------   --------   --------
                MainStay VP Equity Income..............................  $ 91.51    $ 83.08    $141.67    $300.35
                MainStay VP Government.................................  $ 91.03    $ 81.54    $139.13    $295.36
                MainStay VP Growth Equity..............................  $ 87.30    $ 69.58    $119.20    $255.68
                MainStay VP High Yield Corporate Bond..................  $ 88.07    $ 72.05    $123.32    $263.94
                MainStay VP Indexed Equity.............................  $ 86.05    $ 65.56    $112.46    $242.09
                MainStay VP International Equity.......................  $ 93.23    $ 88.54    $150.73    $318.06
                MainStay VP Small Cap Growth...........................  $ 91.51    $ 83.08    $141.67    $300.35
                MainStay VP Total Return...............................  $ 88.16    $ 72.34    $123.82    $264.97
                MainStay VP Value......................................  $ 88.64    $ 73.87    $126.38    $270.08
                MainStay VP American Century Income & Growth...........  $ 90.93    $ 81.23    $138.62    $294.36
                MainStay VP Dreyfus Large Company Value................  $ 91.99    $ 84.60    $144.20    $305.29
                MainStay VP Eagle Asset Management Growth Equity.......  $ 90.17    $ 78.78    $134.56    $286.33
                MainStay VP Lord Abbett Developing Growth..............  $ 92.85    $ 87.34    $148.74    $314.17
                Alger American Small Capitalization....................  $ 91.32    $ 82.45    $140.65    $298.36
                Calvert Social Balanced................................  $ 90.93    $ 81.23    $138.62    $294.36
                Dreyfus IP Technology Growth...........................  $ 90.84    $ 80.93    $138.13    $293.37
                Fidelity VIP Contrafund(R).............................  $ 89.02    $ 75.12    $128.45    $274.19
                Fidelity VIP Equity-Income.............................  $ 88.07    $ 72.05    $123.32    $263.94
                Janus Aspen Series Balanced............................  $ 88.83    $ 74.50    $127.42    $272.14
                Janus Aspen Series Worldwide Growth....................  $ 89.11    $ 75.42    $128.95    $275.20
                MFS(R) Investors Trust Series..........................  $ 91.13    $ 81.86    $139.64    $296.37
                MFS(R) Research Series.................................  $ 91.13    $ 81.86    $139.64    $296.37
                MFS(R) Utilities Series................................  $ 91.41    $ 82.76    $141.16    $299.35
                Neuberger Berman AMT Mid-Cap Growth....................  $ 91.22    $ 82.15    $140.16    $297.38
                T. Rowe Price Equity Income............................  $ 90.64    $ 80.31    $137.10    $291.36
                Van Eck Worldwide Hard Assets..........................  $ 93.81    $ 90.38    $153.76    $323.92
                Van Kampen UIF Emerging Markets Equity.................  $102.81    $118.69    $199.91    $410.94


        3. If you do not surrender your policy:


                MainStay VP Bond.......................................  $ 22.77    $ 70.20    $120.23    $257.74
                MainStay VP Capital Appreciation.......................  $ 23.90    $ 73.58    $125.89    $269.08
                MainStay VP Cash Management............................  $ 22.98    $ 70.80    $121.25    $259.81
                MainStay VP Convertible................................  $ 24.31    $ 74.80    $127.93    $273.16
                MainStay VP Equity Income..............................  $ 27.07    $ 83.08    $141.67    $300.35
                MainStay VP Government.................................  $ 23.59    $ 72.65    $124.34    $265.98
                MainStay VP Growth Equity..............................  $ 22.57    $ 69.58    $119.20    $255.68
                MainStay VP High Yield Corporate Bond..................  $ 23.39    $ 72.05    $123.32    $263.94
                MainStay VP Indexed Equity.............................  $ 21.24    $ 65.56    $112.46    $242.09
                MainStay VP International Equity.......................  $ 28.90    $ 88.54    $150.73    $318.06
                MainStay VP Small Cap Growth...........................  $ 30.13    $ 92.20    $156.77    $329.72
                MainStay VP Total Return...............................  $ 23.49    $ 72.34    $123.82    $264.97
                MainStay VP Value......................................  $ 24.00    $ 73.87    $126.38    $270.08
                MainStay VP American Century Income & Growth...........  $ 26.45    $ 81.23    $138.62    $294.36
                MainStay VP Dreyfus Large Company Value................  $ 27.58    $ 84.60    $144.20    $305.29
                MainStay VP Eagle Asset Management Growth Equity.......  $ 25.63    $ 78.78    $134.56    $286.33
                MainStay VP Lord Abbett Developing Growth..............  $ 28.49    $ 87.34    $148.74    $314.17
                Alger American Small Capitalization....................  $ 26.86    $ 82.45    $140.65    $298.36
                Calvert Social Balanced................................  $ 26.45    $ 81.23    $138.62    $294.36
                Dreyfus IP Technology Growth...........................  $ 26.35    $ 80.93    $138.13    $293.37
                Fidelity VIP Contrafund(R).............................  $ 24.41    $ 75.12    $128.45    $274.19
                Fidelity VIP Equity-Income.............................  $ 23.39    $ 72.05    $123.32    $263.94
                Janus Aspen Series Balanced............................  $ 24.21    $ 74.50    $127.42    $272.14
                Janus Aspen Series Worldwide Growth....................  $ 24.51    $ 75.42    $128.95    $275.20
                MFS(R) Investors Trust Series..........................  $ 26.66    $ 81.86    $139.64    $296.37
                MFS(R) Research Series.................................  $ 26.66    $ 81.86    $139.64    $296.37
                MFS(R) Utilities Series................................  $ 26.96    $ 82.76    $141.16    $299.35
                Neuberger Berman AMT Mid-Cap Growth....................  $ 26.76    $ 82.15    $140.16    $297.38
                T. Rowe Price Equity Income............................  $ 26.14    $ 80.31    $137.10    $291.36
                Van Eck Worldwide Hard Assets..........................  $ 29.52    $ 90.38    $153.76    $323.92
                Van Kampen UIF Emerging Markets Equity.................  $ 39.12    $118.64    $199.91    $410.94


THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES. THE ACTUAL EXPENSES PAID OR PERFORMANCE ACHIEVED MAY BE GREATER OR LESS THAN THOSE SHOWN.

           QUESTIONS AND ANSWERS ABOUT MAINSTAY PLUS VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT MAINSTAY PLUS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS MAINSTAY PLUS VARIABLE ANNUITY?


     MainStay Plus Variable Annuity is a flexible premium deferred variable retirement annuity policy. NYLIAC issues the policy. You may allocate premium payments to one or more of the Investment Divisions of the Separate Account, or to the Fixed Account. In addition, you may also allocate premium payments to one or more DCA Advantage Plan Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Account and the DCA Accounts.


2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENT?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (i) SEPARATE ACCOUNT


             The Separate Account has 37 Investment Divisions, 31 of which are currently available under this product. They are listed as the currently available investment divisions on the first page of this Prospectus. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


        (ii) FIXED ACCOUNT

             Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will reflect a guaranteed interest rate. (See "The Fixed Account.")

     (b) You can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of three DCA Advantage Plan Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Accounts at rates we have set in advance. The DCA Advantage Plan allows you to set up automatic dollar cost averaging from the DCA Advantage Plan Accounts into the Investment Divisions and/or the Fixed Account. (See "DCA Advantage Plan Accounts.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?


     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date, although certain restrictions may apply. Generally, you can transfer a minimum amount of $500, unless we agree otherwise. You can make unlimited transfers each Policy Year subject to the limits on transfers. We reserve the right to charge up to $30 for each transfer after the first twelve in a given Policy Year. (See "Transfers.") You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.


     You can make transfers from the Fixed Account and the DCA Advantage Plan Accounts, although certain restrictions may apply. (See "The Fixed Account" and "The DCA Advantage Plan Accounts.") In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options described in this Prospectus.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date we start making Income Payments to you, we will deduct a policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $20,000. This charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year and on the date of surrender. In addition, we deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to .15% of the net asset value of the Separate Account. (See "Other Charges.")

     The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. (See "Other Charges.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies based on the amount of premium payments made. This charge is assessed as a percentage of the amount withdrawn during the first six Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

                                                              SURRENDER
                        PAYMENT YEAR                           CHARGE
                        ------------                          ---------
1...........................................................     7%
2...........................................................     7%
3...........................................................     7%
4...........................................................     6%
5...........................................................     5%
6...........................................................     4%
7+..........................................................     0%

     For purposes of calculating the surrender charge, we treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).


     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value as of the last Policy Anniversary (b) 10% of the Accumulation Value at the time of withdrawal or (c) the Accumulation Value of the policy less the accumulated premium payments. (See "Surrender Charges" and "Exceptions to Surrender Charges.")


     If you selected the Investment Protection Plan (in states where available), we will deduct a charge on each policy quarter, based on the amount that is guaranteed. (See "Other Charges--Investment Protection Plan Rider Charge"). The maximum annual charge for this feature is 1% of the amount that is guaranteed. We may deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan. We call this charge a Rider Risk Charge Adjustment. (See "Other Charges--Rider Risk Charge Adjustment"). The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We set both of these charges at our sole discretion, subject to the stated maximums. You should consult with your registered representative to determine the percentages we are currently charging before you select the Investment Protection Plan. We will not increase either of these charges after the date the rider becomes effective for the Investment Protection Plan.


     If you elect the Enhanced Beneficiary Benefit ("EBB") Rider (in states where available), we will deduct a charge on the first Business Day of each policy quarter that the Rider is in effect based on the Accumulation Value as of that date. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable quarter. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. You should check with your registered representative to determine the percentage we are currently charging before you elect this Rider. This charge will not change once your policy is issued.


     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?


     Unless we permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. You can make additional premium payments of at least $100 or such lower amount as we may permit at any time. You have a choice of sending premium payments directly to NYLIAC or through pre-authorized monthly deductions from banks, credit unions or similar accounts. We may agree to other methods of payment. The maximum aggregate amount of premium payments we accept is up to $1,000,000 without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.


6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions, Fixed Account and/or DCA Advantage Plan Accounts which you selected within two Business Days after receipt, subject to our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received.

     Currently, you may allocate the initial premium payment and thereafter may maintain the Accumulation Value in up to 18 Investment Divisions and the DCA Advantage Plan Accounts inclusively, plus the Fixed Account. (See "Automatic Asset Reallocation".) Moreover, you may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as we may permit. The minimum amount which you may place in any DCA Advantage Plan Account is $5,000. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and/or any DCA Advantage Plan Account and the number of Allocation Alternatives and DCA Advantage Plan Accounts to which you allocate your Accumulation Value.

7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?


     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, we reserve the right to terminate your policy subject to applicable state laws. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.


8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "Distributions Under the Policy" and "Federal Tax Matters".)

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "Income Payments".) We may offer other options, at our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?


     If you or the Annuitant dies before the Annuity Commencement Date, we will pay the Beneficiary under the policy an amount equal to the greatest of:


        (a) the Accumulation Value, less any outstanding loan balance,


        (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those partial withdrawals, less any rider charges; or



        (c) the "reset value" (as described under "Death Before Annuity Commencement" in this Prospectus) plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, partial withdrawals (proportional withdrawals in New York), applicable surrender charges since the most recent "reset date", and any rider charges since the last Reset Anniversary.


     If the Beneficiary is the spouse of the Annuitant and the owner, see Question 11. (Also see "Death Before Annuity Commencement" and "Federal Tax Matters".)

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?


     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole Beneficiary (for Non-Qualified, IRA, Roth IRA, and SEP policies only; Inherited IRA policies are excluded). If your spouse chooses to continue the policy, we will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you elect the EBB Rider and the Enhanced Spousal Continuance ("ESC") Rider applies, see the EBB and ESC Riders for details.

12. MAY I RETURN THE POLICY AFTER IT IS DELIVERED?

     You may cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the date we receive the policy without any deduction for premium taxes or a surrender charge. This amount may be more or less than your premium payments. Otherwise, you will receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or (ii) the Accumulation Value on the date we receive the policy, without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.

13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "Voting Rights".)

14. HOW WILL NYLIAC CALCULATE INVESTMENT PERFORMANCE OF THE SEPARATE ACCOUNT?


     YIELDS. The yield of the MainStay VP Cash Management Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified seven-day period. In calculating the yield, we assume that the income generated for that seven-day period is generated each seven-day period over a 52-week period. The current yield is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned in the MainStay VP Cash Management Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven-day period ended December 31, 2001, the MainStay VP Cash Management Investment Division's yield and effective yield were 0.29% and 0.29%, respectively.



     The yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Divisions refers to the annualized income generated in that Investment Division over a specified thirty-day period. In calculating the yield, we assume that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period. The current yield is shown as a percentage of the investment. For the 30-day period ended December 31, 2001, the annualized yields for the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions were 2.55%, 8.22% and 3.38%, respectively.


     The yield calculations do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that the surrender charge is applicable to a particular policy, the yield of that policy will be reduced. Past performance is no indication of future performance. For additional information regarding the yields described above, please refer to the Statement of Additional Information.


     TOTAL RETURN CALCULATIONS. The following tables present performance data for each of the Investment Divisions for periods ending December 31, 2001. The average annual total return (if surrendered) data reflect all Separate Account and Fund annual expenses for the currently available Funds shown in the Fee Table. The average annual total return (if surrendered) figures assume that the policy is surrendered at the end of the periods shown. The annual policy service charge, which is charged to policies with an Accumulation Value of less than $20,000, is not reflected. This fee, if applicable, would reduce the rates of return. The average annual total return (no surrenders) does not reflect the deduction of any surrender charges. All rates of return include the reinvestment of investment income, including interest and dividends.


     Certain Portfolios existed prior to the date that they were added to an Investment Division of the Separate Account. For periods prior to an Investment Division's inception date, the performance of the Investment Division was derived from the performance of the corresponding Portfolios, as modified to reflect the Separate Account and Fund annual expenses as if the policy had been available during the periods shown. The results shown are not an estimate or guarantee of future investment performance for the Investment Divisions.

                          AVERAGE ANNUAL TOTAL RETURN
                     (FOR PERIODS ENDED DECEMBER 31, 2001)


                                                   MAINSTAY VP     MAINSTAY VP                   MAINSTAY VP
                                    MAINSTAY VP      CAPITAL          CASH        MAINSTAY VP      EQUITY       MAINSTAY VP
      INVESTMENT DIVISIONS:            BOND        APPRECIATION    MANAGEMENT     CONVERTIBLE      INCOME       GOVERNMENT
      ---------------------            ----        ------------    -----------    -----------    -----------    -----------
    PORTFOLIO INCEPTION DATE:       1/23/84         1/29/93        1/29/93        10/1/96          7/2/01       1/29/93
----------------------------------
INVESTMENT DIVISION INCEPTION DATE:
-----------------------------------    5/1/95          5/1/95         5/1/95         10/1/96        7/2/01         5/1/95
AVERAGE ANNUAL TOTAL RETURN (IF
SURRENDERED)
1 Year............................      0.96%          -29.06%         -4.06%         -9.62%              --        -1.47%
3 Year............................      2.07%           -8.24%          1.25%          6.12%              --         1.90%
5 Year............................      4.88%            5.68%          2.71%          7.47%              --         4.72%
10 Year...........................      5.62%              --             --             --               --           --
Since Portfolio Inception.........      7.77%           10.34%          3.27%          7.96%           -7.92%        4.91%
Since Investment Division
  Inception*......................      5.26%           10.21%          3.62%          7.96%           -7.91%        5.17%
AVERAGE ANNUAL TOTAL RETURN (NO
SURRENDERS)
1 Year............................      7.75%          -24.29%          2.39%         -3.54%              --         5.16%
3 Year............................      4.26%           -6.22%          3.47%          8.15%              --         4.10%
5 Year............................      5.69%            6.47%          2.71%          8.21%              --         5.54%
10 Year...........................      5.62%              --             --             --               --           --
Since Portfolio Inception.........      7.77%           10.34%          3.27%          8.51%           -1.73%        4.91%
Since Investment Division
  Inception*......................      5.26%           10.21%          3.62%          8.51%           -1.72%        5.17%



                                    MAINSTAY VP    MAINSTAY VP    MAINSTAY VP
                                     AMERICAN        DREYFUS      EAGLE ASSET    MAINSTAY VP        ALGER
                                      CENTURY         LARGE       MANAGEMENT     LORD ABBETT       AMERICAN       CALVERT
                                     INCOME &        COMPANY        GROWTH       DEVELOPING         SMALL          SOCIAL
      INVESTMENT DIVISIONS:           GROWTH          VALUE         EQUITY         GROWTH       CAPITALIZATION    BALANCED
      ---------------------         -----------    -----------    -----------    -----------    --------------    --------
    PORTFOLIO INCEPTION DATE:        5/1/98         5/1/98         5/1/98         5/1/98         9/20/88          9/2/86
----------------------------------
INVESTMENT DIVISION INCEPTION DATE:
-----------------------------------    5/1/98         5/1/98         5/1/98         5/1/98          10/1/96         5/1/95
AVERAGE ANNUAL TOTAL RETURN (IF
SURRENDERED)
1 Year............................     -15.47%        -11.77%        -22.92%        -14.39%          -34.87%        -14.01%
3 Year............................      -4.80%         -0.81%          3.92%         -3.79%          -12.87%         -3.12%
5 Year............................         --             --             --             --            -3.34%          4.86%
10 Year...........................         --             --             --             --             3.34%          7.28%
Since Portfolio Inception.........      -1.50%          0.10%          8.11%         -5.25%           10.14%          7.80%
Since Investment Division
  Inception*......................      -1.50%          0.10%          8.11%         -5.25%           -3.85%          7.81%
AVERAGE ANNUAL TOTAL RETURN (NO
SURRENDERS)
1 Year............................      -9.78%         -5.84%        -17.73%         -8.63%          -30.49%         -8.23%
3 Year............................      -2.71%          1.37%          6.04%         -1.68%          -10.96%         -1.00%
5 Year............................         --             --             --             --            -2.44%          5.67%
10 Year...........................         --             --             --             --             3.34%          7.28%
Since Portfolio Inception.........       0.00%          1.63%          9.42%         -3.80%           10.14%          7.80%
Since Investment Division
  Inception*......................       0.00%          1.63%          9.42%         -3.80%           -3.17%          7.81%


---------------
*Performance is calculated as of the initial date a deposit was received in the Investment Division.

                    MAINSTAY VP
     MAINSTAY VP    HIGH YIELD     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP    MAINSTAY VP
       GROWTH        CORPORATE       INDEXED      INTERNATIONAL     SMALL CAP        TOTAL       MAINSTAY VP
       EQUITY          BOND          EQUITY          EQUITY          GROWTH         RETURN          VALUE
       ------       -----------    -----------    -------------    -----------    -----------    -----------
       1/23/84        5/1/95         1/29/93         5/1/95          7/2/01         1/29/93        5/1/95
       5/1/95         5/1/95         5/1/95          5/1/95          7/2/01         5/1/95         5/1/95
       -23.39%         -3.06%        -18.80%          -20.56%            --         -17.48%         -7.23%
        -2.17%          0.05%         -4.74%           -6.75%            --          -3.51%          3.63%
         8.58%          2.95%          8.18%            0.80%            --           6.13%          5.48%
        11.58%            --             --               --             --             --             --
        10.81%          6.47%         11.57%            3.50%        -11.17%          8.66%         10.13%
        12.61%          6.44%         12.23%            3.98%        -11.16%          8.88%          9.90%
       -18.24%          3.46%        -13.34%          -15.22%            --         -11.93%         -0.99%
        -0.03%          2.25%         -2.65%           -4.71%            --          -1.39%          5.76%
         9.29%          3.83%          8.90%            1.73%            --           6.91%          6.27%
        11.58%            --             --               --             --             --             --
        10.81%          6.47%         11.57%            3.50%         -5.19%          8.66%         10.13%
        12.61%          6.44%         12.23%            3.98%         -5.18%          8.88%          9.90%



                                                                           JANUS ASPEN       MFS(R)
     DREYFUS IP                         FIDELITY VIP      JANUS ASPEN        SERIES         INVESTORS       MFS(R)
     TECHNOLOGY      FIDELITY VIP         EQUITY-           SERIES          WORLDWIDE         TRUST        RESEARCH
       GROWTH        CONTRAFUND(R)         INCOME          BALANCED          GROWTH          SERIES         SERIES
       ------        -------------      ------------      -----------      -----------      ---------      --------
     8/31/99          1/3/95             10/9/86          9/13/93          9/13/93          10/9/95        7/26/95
       7/2/01           10/1/96           10/1/96           10/1/96          10/1/96         5/1/98         5/1/98
       -38.22%          -18.92%            -12.18%          -11.91%          -28.33%         -22.34%        -27.94%
           --            -2.91%             -0.51%            2.05%           -1.12%          -6.98%         -5.82%
           --             8.20%              7.14%           11.93%            8.88%           5.00%          3.85%
           --               --              12.03%              --               --              --             --
       -14.73%           14.15%             10.43%           12.72%           14.14%           9.19%          8.28%
        -7.81%            9.25%              7.90%           11.99%            9.34%          -4.19%         -2.52%
       -34.06%          -13.47%             -6.28%           -5.99%          -23.52%         -17.12%        -22.35%
           --            -0.78%              1.67%            4.24%            1.05%          -4.94%         -3.75%
           --             8.92%              7.89%           12.56%            9.59%           5.81%          4.70%
           --               --              12.03%              --               --              --             --
       -12.33%           14.15%             10.43%           12.72%           14.14%           9.19%          8.28%
        -1.62%            9.77%              8.45%           12.46%            9.85%          -2.69%         -0.98%

                          AVERAGE ANNUAL TOTAL RETURN
                     (FOR PERIODS ENDED DECEMBER 31, 2001)



                                                         NEUBERGER                                    VAN KAMPEN
                                                          BERMAN                                         UIF
                                             MFS(R)         AMT       T. ROWE PRICE      VAN ECK       EMERGING
                                            UTILITIES     MID-CAP        EQUITY         WORLDWIDE      MARKETS
          INVESTMENT DIVISIONS:              SERIES       GROWTH         INCOME        HARD ASSETS      EQUITY
          ---------------------             ---------    ---------    -------------    -----------    ----------
        PORTFOLIO INCEPTION DATE:           1/3/95       11/3/97       3/31/94          9/1/89        10/1/96
------------------------------------------
   INVESTMENT DIVISION INCEPTION DATE:
   -----------------------------------       7/2/01       7/2/01         5/1/98          5/1/98        10/1/96
AVERAGE ANNUAL TOTAL RETURN (IF
SURRENDERED)
1 Year....................................   -29.97%      -30.14%         -6.25%         -17.25%        -13.61%
3 Year....................................    -1.57%       -1.10%          2.32%           2.85%         -0.02%
5 Year....................................     8.29%          --           8.43%          -6.09%         -5.51%
10 Year...................................       --           --             --            3.47%            --
Since Portfolio Inception.................    13.16%       12.10%         12.94%           1.71%         -5.08%
Since Investment Division Inception*......   -17.29%       -9.64%          2.57%          -3.63%         -5.13%
AVERAGE ANNUAL TOTAL RETURN (NO
SURRENDERS)
1 Year....................................   -25.27%      -25.45%          0.05%         -11.69%         -7.80%
3 Year....................................     0.59%        1.07%          4.50%           5.01%          2.17%
5 Year....................................     9.00%          --           9.15%          -5.22%         -4.63%
10 Year...................................       --           --             --            3.47%            --
Since Portfolio Inception.................    13.16%       12.92%         12.94%           1.71%         -4.42%
Since Investment Division Inception*......   -11.73%       -3.57%          4.11%          -2.10%         -4.46%


---------------
*Performance is calculated as of the initial date a deposit was received in the Investment Division.

     For additional information regarding the total return calculations described above, you should refer to the Statement of Additional Information.

15. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a tax-sheltered annuity "TSA" (Section 403(b)) plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "Loans".)

16. HOW DO I CONTACT MAINSTAY ANNUITIES OR NYLIAC?



                  GENERAL INQUIRIES AND WRITTEN REQUESTS  PREMIUM PAYMENTS AND LOAN PAYMENTS
                  --------------------------------------  --------------------------------------
REGULAR MAIL      MainStay Annuities Dept.                MainStay Annuities
                  Madison Square Station                  P.O. Box 13886
                  P.O. Box 732                            Newark, New Jersey 07188-0886
                  New York, New York 10010
EXPRESS MAIL      MainStay Annuities-Client Services      MainStay Annuities (Box 13886)
                  51 Madison Avenue                       300 Harmon Meadow Boulevard
                  Room 2700                               3rd Floor
                  New York, New York 10010                Secaucus, New Jersey 07904
CUSTOMER SERVICE  (800) 762-6212
AND UNIT VALUES


                              FINANCIAL STATEMENTS


     The balance sheet of NYLIAC as of December 31, 2001 and 2000 and the statements of income, of stockholder's equity and of cash flows for the three years in the period ended December 31, 2001, (including the report of independent accountants) and the Separate Account statement of assets and liabilities as of December 31, 2001 and the statement of operations, statement of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements, (including the report of independent accountants) are included in the Statement of Additional Information.

                        CONDENSED FINANCIAL INFORMATION


     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for each fiscal year ended December 31 presented below have been audited by PricewaterhouseCoopers LLP, independent accountants. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 2001 and for the five years in the period then ended, where applicable, are derived from the audited financial statements included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division as of December 31, 1996 and for the years in the period then ended, where applicable, are derived from financial statements not included elsewhere herein. Values and units shown are for full year periods beginning January 1* except where indicated.


                                                   MAINSTAY VP                                       MAINSTAY VP
                                                      BOND                                      CAPITAL APPRECIATION
                          -------------------------------------------------------------   ---------------------------------
                           2001     2000     1999     1998     1997     1996    1995(A)    2001     2000     1999     1998
                           ----     ----     ----     ----     ----     ----    -------    ----     ----     ----     ----
Accumulation Unit value
 (beginning of
 period)................  $13.01   $12.02   $12.37   $11.50   $10.64   $10.57   $10.00    $25.14   $28.55   $23.09   $16.95
Accumulation Unit value
 (end of period)........  $14.02   $13.01   $12.02   $12.37   $11.50   $10.64   $10.57    $19.03   $25.14   $28.55   $23.09
Number of units
 outstanding
 (in 000s) (end of
 period)................  11,339    6,588    6,871    4,993    1,981    1,193      173    29,099   29,793   23,024   15,940

                                 MAINSTAY VP                                     MAINSTAY VP
                            CAPITAL APPRECIATION                               CASH MANAGEMENT
                          -------------------------   -----------------------------------------------------------------
                           1997     1996    1995(A)    2001      2000      1999      1998      1997     1996    1995(A)
                           ----     ----    -------    ----      ----      ----      ----      ----     ----    -------
Accumulation Unit value
 (beginning of
 period)................  $13.92   $11.89   $10.00    $  1.24   $  1.18   $  1.14   $  1.10   $ 1.06   $ 1.03   $ 1.00
Accumulation Unit value
 (end of period)........  $16.95   $13.92   $11.89    $  1.27   $  1.24   $  1.18   $  1.14   $ 1.10   $ 1.06   $ 1.03
Number of units
 outstanding
 (in 000s) (end of
 period)................  11,001    6,949      951    205,310   133,091   248,786   105,842   43,157   32,709   13,190


                                              MAINSTAY VP                         MAINSTAY VP               MAINSTAY VP
                                              CONVERTIBLE                        EQUITY INCOME              GOVERNMENT
                          ----------------------------------------------------   -------------   ---------------------------------
                           2001     2000     1999     1998     1997    1996(B)      2001(D)       2001     2000     1999     1998
                           ----     ----     ----     ----     ----    -------      -------       ----     ----     ----     ----
Accumulation Unit value
 (beginning of
 period)................  $15.92   $17.00   $12.14   $11.78   $10.35   $10.00       $10.00       $13.26   $11.98   $12.37   $11.51
Accumulation Unit value
 (end of period)........  $15.36   $15.92   $17.00   $12.14   $11.78   $10.35       $ 9.83       $13.94   $13.26   $11.98   $12.37
Number of units
 outstanding
 (in 000s) (end of
 period)................   9,385    7,873    3,826    3,139    2,205    1,250        1,781        8,293    4,508    5,008    3,208

                                 MAINSTAY VP                                   MAINSTAY VP
                                 GOVERNMENT                                   GROWTH EQUITY
                          -------------------------   -------------------------------------------------------------
                           1997     1996    1995(A)    2001     2000     1999     1998     1997     1996    1995(A)
                           ----     ----    -------    ----     ----     ----     ----     ----     ----    -------
Accumulation Unit value
 (beginning of
 period)................  $10.66   $10.57   $10.00    $26.71   $28.02   $21.87   $17.52   $14.01   $11.42   $10.00
Accumulation Unit value
 (end of period)........  $11.51   $10.66   $10.57    $21.84   $26.71   $28.02   $21.87   $17.52   $14.01   $11.42
Number of units
 outstanding
 (in 000s) (end of
 period)................   1,103      855      178    16,447   15,714   11,321    8,239    4,979    2,276      241


                                                   MAINSTAY VP
                                                   HIGH YIELD                                        MAINSTAY VP
                                                 CORPORATE BOND                                    INDEXED EQUITY
                          -------------------------------------------------------------   ---------------------------------
                           2001     2000     1999     1998     1997     1996    1995(A)    2001     2000     1999     1998
                           ----     ----     ----     ----     ----     ----    -------    ----     ----     ----     ----
Accumulation Unit value
 (beginning of
 period)................  $14.59   $15.72   $14.12   $13.95   $12.52   $10.83   $10.00    $24.68   $27.60   $23.19   $18.30
Accumulation Unit value
 (end of period)........  $15.09   $14.59   $15.72   $14.12   $13.95   $12.52   $10.83    $21.39   $24.68   $27.60   $23.19
Number of units
 outstanding
 (in 000s) (end of
 period)................  28,228   25,693   25,509   21,960   14,577    6,539      648    30,265   30,595   24,805   17,575


                                 MAINSTAY VP                                   MAINSTAY VP
                               INDEXED EQUITY                             INTERNATIONAL EQUITY
                          -------------------------   -------------------------------------------------------------
                           1997     1996    1995(A)    2001     2000     1999     1998     1997     1996    1995(A)
                           ----     ----    -------    ----     ----     ----     ----     ----     ----    -------
Accumulation Unit value
 (beginning of
 period)................  $13.97   $11.58   $10.00    $15.26   $18.88   $14.95   $12.32   $11.88   $10.90   $10.00
Accumulation Unit value
 (end of period)........  $18.30   $13.97   $11.58    $12.94   $15.26   $18.88   $14.95   $12.32   $11.88   $10.90
Number of units
 outstanding
 (in 000s) (end of
 period)................   9,982    4,327      358     1,537    1,556    1,204    1,012      932      692       67


------------

 * The policies were first offered on May 1, 1995.

(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.
(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.

(d)For the period July 2, 2001 (commencement of operations) through December 31, 2001.


                            MAINSTAY VP                               MAINSTAY VP                              MAINSTAY VP
                          SMALL CAP GROWTH                           TOTAL RETURN                                 VALUE
                          ----------------   -------------------------------------------------------------   ---------------
                              2001(D)         2001     2000     1999     1998     1997     1996    1995(A)    2001     2000
                              -------         ----     ----     ----     ----     ----     ----    -------    ----     ----
Accumulation Unit value
 (beginning of
 period)................       $10.00        $19.89   $21.09   $18.28   $14.58   $12.55   $11.36   $10.00    $18.82   $16.91
Accumulation Unit value
 (end of period)........       $ 9.48        $17.52   $19.89   $21.09   $18.28   $14.58   $12.55   $11.36    $18.64   $18.82
Number of units
 outstanding
 (in 000s) (end of
 period)................        1,286        16,939   17,027   14,509   11,136    7,629    5,154      665    11,482    8,963

                                                                                   MAINSTAY VP
                                                                                 AMERICAN CENTURY            DREYFUS IP
                                          MAINSTAY VP                               INCOME AND               TECHNOLOGY
                                             VALUE                                    GROWTH                   GROWTH
                          -------------------------------------------   ----------------------------------   ----------
                           1999     1998     1997     1996    1995(A)    2001     2000     1999    1998(C)    2001(D)
                           ----     ----     ----     ----    -------    ----     ----     ----    -------    -------
Accumulation Unit value
 (beginning of
 period)................  $15.76   $16.67   $13.76   $11.32   $10.00    $11.08   $12.59   $10.86   $10.00      $10.00
Accumulation Unit value
 (end of period)........  $16.91   $15.76   $16.67   $13.76   $11.32    $10.00   $11.08   $12.59   $10.86      $ 9.84
Number of units
 outstanding
 (in 000s) (end of
 period)................   9,782   10,004    7,236    3,377      432     5,593    5,454    3,997    2,263         325


                                     MAINSTAY VP                          MAINSTAY VP                     MAINSTAY VP
                                       DREYFUS                            EAGLE ASSET                     LORD ABBETT
                                    LARGE COMPANY                          MANAGEMENT                     DEVELOPING
                                        VALUE                            GROWTH EQUITY                      GROWTH
                          ----------------------------------   ----------------------------------   -----------------------
                           2001     2000     1999    1998(C)    2001     2000     1999    1998(C)   2001     2000     1999
                           ----     ----     ----    -------    ----     ----     ----    -------   ----     ----     ----
Accumulation Unit value
 (beginning of
 period)................  $11.27   $10.72   $10.19   $10.00    $16.92   $19.06   $11.68   $10.00    $9.49   $11.89   $ 9.12
Accumulation Unit value
 (end of period)........  $10.61   $11.27   $10.72   $10.19    $13.92   $16.92   $19.06   $11.68    $8.67   $ 9.49   $11.89
Number of units
 outstanding
 (in 000s) (end of
 period)................   4,211    3,356    2,397    1,629     9,537    9,323    2,730    1,408    2,959    3,141    2,276

                             MAINSTAY VP
                             LORD ABBETT                    ALGER AMERICAN
                             DEVELOPING                         SMALL
                              GROWTH                        CAPITALIZATION
                             ---------   ----------------------------------------------------
                               1998(C)    2001     2000     1999     1998     1997    1996(B)
                               -------    ----     ----     ----     ----     ----    -------
Accumulation Unit value
 (beginning of
 period)................       $10.00    $12.16   $16.93   $11.97   $10.51   $ 9.57   $10.00
Accumulation Unit value
 (end of period)........       $ 9.12    $ 8.45   $12.16   $16.93   $11.97   $10.51   $ 9.57
Number of units
 outstanding
 (in 000s) (end of
 period)................        1,573     7,864    7,657    3,063    1,904    1,060      125


                                                     CALVERT
                                                 SOCIAL BALANCED
                          -------------------------------------------------------------
                           2001     2000     1999     1998     1997     1996    1995(A)
                           ----     ----     ----     ----     ----     ----    -------
Accumulation Unit value
 (beginning of
 period)................  $17.89   $18.72   $16.92   $14.76   $12.46   $11.22   $10.00
Accumulation Unit value
 (end of period)........  $16.41   $17.89   $18.72   $16.92   $14.76   $12.46   $11.22
Number of units
 outstanding
 (in 000s) (end of
 period)................   1,668    1,484      987      594      282      123       17



                                              FIDELITY VIP                                      FIDELITY VIP
                                             CONTRAFUND(R)                                     EQUITY-INCOME
                          ----------------------------------------------------   ------------------------------------------
                           2001     2000     1999     1998     1997    1996(B)    2001     2000     1999     1998     1997
                           ----     ----     ----     ----     ----    -------    ----     ----     ----     ----     ----
Accumulation Unit value
 (beginning of
 period)................  $18.82   $20.44   $16.68   $13.01   $10.63   $10.00    $16.29   $15.23   $14.53   $13.20   $10.45
Accumulation Unit value
 (end of period)........  $16.28   $18.82   $20.44   $16.68   $13.01   $10.63    $15.26   $16.29   $15.23   $14.53   $13.20
Number of units
 outstanding
 (in 000s) (end of
 period)................  17,160   16,983   12,004    7,022    3,079      241    11,501    9,762    8,139    5,850    2,267


                                                                  JANUS
                              FIDELITY VIP                     ASPEN SERIES
                              EQUITY-INCOME                      BALANCED
                              ----------   ----------------------------------------------------
                                 1996(B)    2001     2000     1999     1998     1997    1996(B)
                                 -------    ----     ----     ----     ----     ----    -------
Accumulation Unit value
 (beginning of
 period)................         $10.00    $19.66   $20.40   $16.32   $12.32   $10.24   $10.00
Accumulation Unit value
 (end of period)........         $10.45    $18.48   $19.66   $20.40   $16.32   $12.32   $10.24
Number of units
 outstanding
 (in 000s) (end of
 period)................            149    32,862   30,425   16,575    6,418    2,043      125

                                                 JANUS
                                              ASPEN SERIES
                                               WORLDWIDE
                                                 GROWTH
                          ----------------------------------------------------
                           2001     2000     1999     1998     1997    1996(B)
                           ----     ----     ----     ----     ----    -------
Accumulation Unit value
 (beginning of
 period)................  $21.39   $25.73   $15.86   $12.48   $10.36   $10.00
Accumulation Unit value
 (end of period)........  $16.36   $21.39   $25.73   $15.86   $12.48   $10.36
Number of units
 outstanding
 (in 000s) (end of
 period)................  23,563   23,672   12,816    7,855    4,392      269


------------
(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.
(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.

(d)For the period July 2, 2001 (commencement of operations) through December 31, 2001.

                                        MFS(R)
                                      INVESTORS                              MFS(R)                  MFS(R)       NEUBERGER
                                        TRUST                               RESEARCH                UTILITIES     BERMAN AMT
                                        SERIES                               SERIES                  SERIES     MID-CAP GROWTH
                          ----------------------------------   ----------------------------------   ---------   --------------
                           2001     2000     1999    1998(C)    2001     2000     1999    1998(C)    2001(D)       2001(D)
                           ----     ----     ----    -------    ----     ----     ----    -------    -------       -------
Accumulation Unit value
 (beginning of
 period)................  $10.95   $11.12   $10.57   $10.00    $12.44   $13.25   $10.83   $10.00     $10.00         $10.00
Accumulation Unit value
 (end of period)........  $ 9.07   $10.95   $11.12   $10.57    $ 9.66   $12.44   $13.25   $10.83     $ 8.83         $ 9.64
Number of units
 outstanding
 (in 000s) (end of
 period)................   3,303    2,695    1,685      435     4,857    4,054      999      252         15             48


                                    T. ROWE PRICE                           VAN ECK
                                        EQUITY                          WORLDWIDE HARD
                                        INCOME                              ASSETS
                          ----------------------------------   ---------------------------------
                           2001     2000     1999    1998(C)    2001     2000    1999    1998(C)
                           ----     ----     ----    -------    ----     ----    ----    -------
Accumulation Unit value
 (beginning of
 period)................  $11.55   $10.36   $10.13   $10.00    $10.51   $ 9.57   $8.02   $10.00
Accumulation Unit value
 (end of period)........  $11.55   $11.55   $10.36   $10.13    $ 9.28   $10.51   $9.57   $ 8.02
Number of units
 outstanding
 (in 000s) (end of
 period)................   7,398    3,679    2,387      995       378      469    216        53


                                            VAN KAMPEN UIF
                                               EMERGING
                                          MARKETS EQUITY(E)
                          --------------------------------------------------
                          2001     2000     1999    1998     1997    1996(B)
                          ----     ----     ----    ----     ----    -------
Accumulation Unit value
 (beginning of
 period)................  $8.55   $14.27   $ 7.40   $9.89   $10.00   $10.00
Accumulation Unit value
 (end of period)........  $7.89   $ 8.55   $14.27   $7.40   $ 9.89   $10.00
Number of units
 outstanding
 (in 000s) (end of
 period)................  3,172    3,358    1,659    841       827       80


------------
(a) For the period May 1, 1995 (commencement of operations) through December 31, 1995.
(b) For the period October 1, 1996 (commencement of operations) through December 31, 1996.
(c) For the period May 1, 1998 (commencement of operations) through December 31, 1998.

(d)For the period July 2, 2001 (commencement of operations) through December 31, 2001.


(e)Formerly known as Morgan Stanley UIF Emerging Markets Equity.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies we describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $37.00 billion at the end of 2001. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Account, the DCA Accounts and any other separate account of NYLIAC.


     The Separate Account has 37 Investment Divisions, 31 of which are currently available under the product. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS


     The assets of each Eligible Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment Fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. Investment results may differ.


     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.


     We provide certain services to you in connection with the investment of premium payments in the Investment Divisions, which, in turn, invest in the Eligible Portfolios. These services include, among others, providing information about the Eligible Portfolios. We receive compensation from the Funds, or from the investment advisers or other service providers of the Funds who may be affiliates of NYLIAC, in return for providing these services. Currently, we receive compensation under various arrangements in amounts ranging from .10% to ..35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

--------------------------------------------------------------------------------


FUND                                INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
                                    -                                   -
MainStay VP Series Fund, Inc.       New York Life Investment            MainStay VP Bond; MainStay VP Capital
                                    Management LLC                      Appreciation; MainStay VP Cash Management;
                                                                        MainStay VP Convertible; MainStay VP Equity
                                                                        Income; MainStay VP Government; MainStay VP
                                                                        Growth Equity; MainStay VP High Yield Corporate
                                                                        Bond; MainStay VP Indexed Equity; MainStay VP
                                                                        International Equity; MainStay VP Small Cap
                                                                        Growth; MainStay VP Total Return; MainStay VP
                                                                        Value; MainStay VP American Century Income &
                                                                        Growth;
                                                                        MainStay VP Dreyfus Large Company Value;
                                                                        MainStay VP Eagle Asset Management Growth Equity;
                                                                        MainStay VP Lord Abbett Developing Growth
The Alger American Fund             Fred Alger Management, Inc.         Alger American Small Capitalization
Calvert Variable Series, Inc.       Calvert Asset Management Company,   Calvert Social Balanced
                                    Inc.
Dreyfus Investment Portfolios       The Dreyfus Corporation             Dreyfus IP Technology Growth
Fidelity Variable Insurance         Fidelity Management and Research    Fidelity VIP Contrafund(R)
Products Fund                       Company                             Fidelity VIP Equity-Income
Janus Aspen Series                  Janus Capital Management LLC        Janus Aspen Series Balanced;
                                                                        Janus Aspen Series Worldwide Growth
MFS(R) Variable Insurance           MFS(R) Investment Management        MFS(R) Investors Trust Series;
Trust(SM)                                                               MFS(R) Research Series; MFS(R) Utilities Series
Neuberger Berman Advisers           Neuberger Berman Management Inc.    Neuberger Berman AMT Mid-Cap Growth
Management Trust
The Universal Institutional Funds,  Morgan Stanley Investment           Van Kampen UIF Emerging Markets Equity
Inc.                                Management
T. Rowe Price Equity Series, Inc.   T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income
Van Eck Worldwide Insurance Trust   Van Eck Associates Corporation      Van Eck Worldwide Hard Assets



Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.


     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policy owners.

     We may establish new Investment Divisions when we determine, in our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policy owners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.


     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value and the DCA Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Funds. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Funds' investments.



     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments, and (e) transfer funds among the investment divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.


     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU


     In addition to the MainStay Plus Variable Annuity policy described in this prospectus, we offer other variable annuities, with different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and liquidity preferences.



     The following chart outlines some of the different features for each MainStay variable annuity we offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     The chart below outlines some of the different features for each variable annuity we offer. Your registered representative can provide you with a prospectus for one or more of these annuities, which contains more complete information.



                                                                       MAINSTAY PREMIUM
                           MAINSTAY PLUS         MAINSTAY ACCESS             PLUS              MAINSTAY SELECT
                         VARIABLE ANNUITY       VARIABLE ANNUITY       VARIABLE ANNUITY       VARIABLE ANNUITY
Surrender Charge              6 years                 None                  8 years                3 years
  Period (Based on     (7%, 7%, 7%, 6%, 5%,                          (8%, 8%, 8%, 8%, 7%,       (8%, 8%, 7%)
  each premium                  4%)                                      6%, 5%, 4%)*
  payment date)
DCA Advantage Plan              Yes                    No                     Yes                    Yes
                        (6, 12 and 18 month                            (6 month account)       (6 and 12 month
                             accounts)                                                            accounts)
Interest Sweep                  Yes                    No                     Yes                    Yes
Premium Credit                  No                     No                     Yes                    No
Fixed Account                   Yes                    Yes                    Yes                    Yes
                        (1% additional rate
                        credited to monies
                        deposited directly
                          into the Fixed
                             Account)
Total Separate                 1.40%                  1.55%                  1.60%                  1.85%
Account Charges
(mortality and
expense risk and
administration fees)
Annual Policy Service           $30                   $40*                    $30                    $50
Charge
Minimum Cash Value            $20,000                $50,000               $100,000               $100,000
Required to Waive
Annual Policy Service
Charge


      All policies and features may not be available in all states.


    * May be different in some states.


     QUALIFIED AND NON-QUALIFIED POLICIES


     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.


     (1) Section 403(b) Tax Sheltered Annuities purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;


     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs and Inherited IRAs;


     (3) Section 457 Deferred Compensation Plans; and

     (4) Section 403(a) annuities.

     Please see "Federal Tax Matters" for a detailed description of these plans.

     If you are considering a Qualified Policy, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Internal Revenue Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the policies are designed to provide for certain payment guarantees and features other than tax deferral that may not be available in other investments. They include:

     (1) a Fixed Account option, which features a guaranteed fixed interest rate;

     (2) a death benefit that is payable should you die while the policy is in force, which is reset every year and is guaranteed to be at least the amount of your premium payments, less any outstanding loan balance, partial withdrawals and surrender charges;

     (3) the option for your Beneficiary to receive a guaranteed amount of monthly income for his or her lifetime should you die prior to the Annuity Commencement Date;

     (4) the option to receive (without surrender charges) a guaranteed amount of monthly income for life after the first Policy Year;


     (5)the option for your spouse to continue the policy upon your death prior to the Annuity Commencement Date if your spouse is named the sole primary Beneficiary;



     (6) an Unemployment Benefit Rider and a Living Needs Benefit Rider, which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider;



     (7) an optional Investment Protection Plan Rider which allows you to surrender the policy and receive an amount equal to the greater of the policy's Accumulation Value or the amount guaranteed under the rider; and



     (8)optional Enhanced Beneficiary Benefit Rider and Enhanced Spousal Continuance Rider which allows you to increase your death benefit by a percentage of the gain in the contract.


These features are explained in detail in this Prospectus. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     You can purchase a policy by completing an application with a registered representative. The application is sent to us with your initial premium payment. In addition, in states where permitted, you can also instruct a broker-dealer with whom NYLIAC has entered into an agreement to forward the initial premium payment along with our "Policy Request" form to us. If the application or Policy Request supplied by a broker-dealer is complete and accurate, and we have received all other information necessary to process the application, we will credit the initial premium payment within two Business Days after receipt. If we cannot credit the initial premium payment within five Business Days after we receive it because the application or Policy Request is incomplete or inaccurate, we will contact you or the broker-dealer providing the application or Policy Request and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, we will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. YOU ARE ENCOURAGED TO SEND SUBSEQUENT PREMIUM PAYMENTS DIRECTLY AS INDICATED IN THE RESPONSE TO QUESTION 16.

     If we issue your policy based on a Policy Request, we will require you to provide to us either a signed acknowledgement of the information contained in the Policy Request in a form acceptable to us, or, where required by applicable state law or regulation, a signed application form. Also policy transactions may not be made unless the Beneficiary designation or transaction request is signature guaranteed. Upon receipt of the signed acknowledgement or application form, the Beneficiary will be specified under the policy and we will process transactions requested with respect to the policy without requiring a signature guarantee.

     We will allocate the initial premium payments designated to the Investment Divisions, Fixed Account or the DCA Advantage Plan Accounts immediately.

     You may allocate initial premiums and thereafter may maintain the Accumulation Value in 18 Investment Divisions and the DCA Advantage Plan Accounts inclusively, plus the Fixed Account. We will credit subsequent premium payments to the policy at the close of the Business Day on which they are received at MainStay Annuities. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made. However, any change to the policy's allocations may not result in the Accumulation Value being allocated to more than 18 Investment Divisions (including the DCA Advantage Plan Accounts) plus the Fixed Account.

     Unless we permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. You may make additional premium payments of at least $100 or such lower amount as we may permit at any time or by any method NYLIAC makes available. For residents of the states of Massachusetts, Maryland, New Jersey and Washington, however, additional premium payments may only be made until either the Annuitant reaches age 64 or the fourth Policy Year, whichever is later. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and any other method agreed to by us. You may make additional premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments we accept is up to $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.


     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, we reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privileges to pay by check or electronically will be suspended until you notify us to reinstate it, and we agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. In states where approved, you will receive the policy's Accumulation Value on the date we receive the policy, without any deduction for premium taxes. This amount may be more or less than your premium payments. Otherwise, you will receive from us the greater of (i) the initial premium payment less any prior partial withdrawals or
(ii) the Accumulation Value on the date we receive the policy, without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.

     ISSUE AGES

     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 85 (age 78 in Pennsylvania and age 80 in New York). We will accept additional premium payments if neither you nor the Annuitant is older than age 85 (age 80 in New York), unless we agree otherwise. For IRA, Roth IRA, TSA and SEP plans, you must also be the Annuitant.


     We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 80 (0-80 for Inherited IRAs). We will accept additional premium payments if you are not older than age 80, unless otherwise limited by the terms of a particular plan or unless we agree otherwise.


     TRANSFERS


     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. You may not make transfers into the DCA Advantage Plan Accounts. Transfers made from the DCA Advantage Plan Accounts to the Investment Divisions are subject to different limitations (See "The DCA Advantage Plan".) Except in connection with transfers made pursuant to traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, and the DCA Advantage Plan, the minimum amount that you may transfer from an Investment Division is $500. Except for the traditional Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, and the DCA Advantage Plan, if the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500 after you make a transfer, we will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division. Transfers into the Fixed Account may be subject to restrictions. (See "The Fixed Account.")


     Money may not be transferred into the Fixed Account if a transfer was made out of the Fixed Account during the previous six-month period.

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. (See "The Fixed Account.")



     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone Transactions" below.) Faxed requests are not acceptable, unless we agree otherwise. We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which we receive the transfer request. (See "Delay of Payments".) Transfers may be limited in connection with third party investment advisory arrangements.



     (a) Limits on Transfers.



     Your right to make transfers under the policy is subject to modification if we determine, in our sole opinion, that the exercise of that right will disadvantage or potentially hurt the rights or interests of other policy owners. Any modification could be applied to transfers to or from some or all of the Investment Divisions and could include, but not be limited to, not accepting a transfer request from any person, asset allocation and/or market timing services made on behalf of policy owners and/or limiting the amount that may be transferred into or out of any Investment Division at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the actual or potential disadvantage of other policy owners.



     Currently, we reserve the right to reject, without prior notice, transfer requests into or out of any Investment Division if the amount of the request (either alone or when combined with amounts from other policies owned by or under the control of the same individual or entity) would exceed $5 million of the corresponding portfolio's total assets.



     In addition, orders for the purchase of portfolio shares are subject to acceptance by the relevant Fund. We reserve the right to reject, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding portfolio is not accepted by the Fund for any reason.


     PROCEDURES FOR TELEPHONE TRANSACTIONS

     You may authorize us to accept telephone instructions from you or other persons you designate for the following types of transactions: premium allocations, transfers among Allocation Alternatives and/or the DCA Advantage Plan, partial withdrawals, periodic partial withdrawals, traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, or to reset or cancel the Investment Protection Plan. You can elect this feature by completing and signing a Telephone Authorization form. Telephone Authorization may be elected, changed or canceled at any time. You, or other persons you designate, may effect telephone transactions by speaking with a service representative at (800) 762-6212. Furthermore, we will confirm all telephone transactions in writing.

     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.

     DOLLAR COST AVERAGING PROGRAMS


     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC will also offer the DCA Advantage Plan under which you may utilize the 6-month, 12-month or 18-month DCA Advantage Plan Accounts. (See "The DCA Advantage Plan

Accounts".) We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.


     We have set forth below an example of how Dollar Cost Averaging works. In the example, we have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Growth Equity Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:



                AMOUNT            ACCUMULATION         ACCUMULATION UNITS
              TRANSFERRED         MUNIT VALUE              PURCHASED
  1              $100                $10.00                  10.00
  2              $100                $ 8.00                  12.50
  3              $100                $12.50                   8.00
  4              $100                $ 7.50                  13.33
Total            $400                $38.00                  43.83

                  The average unit price is calculated as follows:

   Total share price           $38.00
-----------------------     =  ------    =  $9.50
    Number of months             4

                   The average unit cost is calculated as follows:

  Total amount transferred         $400.00
----------------------------    =  -------    =  $9.13
   Total units purchased            43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $5,000 to elect this option. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.

     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. In order to process a transfer under our traditional Dollar Cost Averaging option, NYLIAC must have received a request in writing on a form acceptable by us, or by telephone (see "Procedures for Telephone Transactions") no later than one week prior to the date the transfers are to begin.

     You may cancel the traditional Dollar Cost Averaging option at any time in a written request or by telephone (see "Procedures for Telephone Transactions"). NYLIAC may also cancel this option if the Accumulation Value is less than $5,000, or such lower amount as we may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     (b) The DCA Advantage Plan

     This feature permits you to set up automatic dollar cost averaging using the 6-month, 12-month and/or 18-month DCA Advantage Plan Accounts when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options.


     You can enroll in any one, two or all three DCA Advantage Plan Accounts. You must allocate a minimum of $5,000 in each DCA Advantage Plan Account that is selected. If you send less than the $5,000 minimum to be allocated to a DCA Advantage Plan Account, the payment will be automatically applied to the Investment

Divisions and/or a 1-Year Fixed Account that you have specified to receive transfers from such DCA Advantage Plan Account. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Accounts are to be made. However, you may not select a DCA Advantage Plan Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Advantage Plan Account is selected, in 12-monthly or 4-quarterly transfers if the 12-month DCA Advantage Plan Account is selected or in 18-monthly or 6-quarterly transfers if the 18-month DCA Advantage Plan Account is selected. For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) each subsequent month for the duration of the DCA Advantage Plan Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) every subsequent three month period for the duration of the DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of a 6-month DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.



     You may have a 6-month, a 12-month and an 18-month DCA Advantage Plan Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Advantage Plan Account with the same duration open at the same time. Accordingly, any subsequent premium payment we receive for a duration that is already open will be allocated to that same DCA Advantage Plan Account already opened. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 12-month DCA Advantage Plan Account under which the 12-month term will end on December 31, 2002 and you make a subsequent premium payment to the 12-month DCA Advantage Plan Account before December 31, 2002, we will allocate the subsequent premium payment to the same 12-month DCA Advantage Plan Account already opened and transfer the entire value of the 12-month DCA Advantage Plan Account to the Investment Divisions by December 31, 2002 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 12-month period.


     You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Plan Accounts. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     You cannot make transfers into the DCA Advantage Plan Accounts from any Allocation Alternative.

     AUTOMATIC ASSET REALLOCATION


     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur. The minimum Variable Accumulation Value required to elect this option is $5,000. There is no minimum amount which you must allocate among the Investment Divisions under this option. You may elect Automatic Asset Reallocation by submitting the request in writing on a form acceptable to us no later than one week prior to the date the transfers are to begin. You may not elect the Automatic Asset Reallocation option if you have selected the Dollar Cost Averaging option.


     You can cancel the Automatic Asset Reallocation option at any time in a written request or by telephone (see "Procedures for Telephone Transactions"). NYLIAC may also cancel this option if the Accumulation Value is less than $5,000, or such a lower amount as we may determine. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.

     INTEREST SWEEP

     You can request, prior to the Annuity Commencement Date, that the interest earned on monies allocated to the Fixed Account be transferred from the Fixed Account to any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers. The minimum Fixed Accumulation Value required to elect this option is $5,000, but this amount may be reduced at our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month).

     You may request the Interest Sweep option in addition to either traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, we will process the Interest Sweep transfer first.

     YOU MAY NOT TRANSFER MORE THAN 20% of the Fixed Accumulation Value at the beginning of the Policy Year from the Fixed Account to the Investment Divisions during a Policy Year. (See "The Fixed Account--Transfers to Investment Divisions".) If an Interest Sweep option transfer would cause more than 20% of the Fixed Accumulation Value at the beginning of the Policy Year to be transferred from the Fixed Account, we will not process the transfer and the Interest Sweep option will be automatically suspended. Participation in the Interest Sweep option will not affect the applicability of the Fixed Account Initial Premium Guarantee. (See "The Fixed Account -- Fixed Account Initial Premium Guarantee).

     You can cancel the Interest Sweep option at any time in a written request on a form acceptable to us or by telephone (see "Procedures for Telephone Transactions"). We may also cancel this option if the Fixed Accumulation Value is less than $5,000, or such a lower amount as we may determine.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as we may permit). You may also allocate all or a portion of each premium payment to one or more DCA Advantage Plan Accounts. The minimum amount that you may allocate to a DCA Account is $5,000. (See "The DCA Advantage Plan".) We will allocate the initial premium payment to the Allocation Alternatives and/or the DCA Advantage Plan Accounts you have specified within two Business Days after receipt. We will also allocate additional premium payments to the Allocation Alternatives and/or the DCA Advantage Plan Accounts at the close of the Business Day on which they are received at MainStay Annuities Client Services.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units we credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division on the day we are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units we credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "The Fixed Account" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how we value the Accumulation Units.


     RIDERS



     At no additional charge, we include two riders under the policy: an Unemployment Benefit Rider, for Non-Qualified, IRA and Roth IRA policies, and a Living Needs Benefit Rider, for all types of policies. These two provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. The Investment Protection Plan Rider* is available at an additional cost. The Enhanced Beneficiary Benefit Rider is optional and available at an additional cost. You elect the EBB Rider at the time of application. If your spouse is the sole primary Beneficiary, your policy will also include the Enhanced Spousal Continuance Rider at no extra charge. Each of the riders is available only in those states where it has been approved. Please consult with your registered representative regarding the availability of these riders in your state.


     (a) Living Needs Benefit Rider


     If the Annuitant enters a nursing home, becomes terminally ill or disabled, you may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You must also provide us with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. To apply for the disability provision of this benefit, you must be classified as disabled by the Social Security Administration. You are no longer eligible for the benefit once you begin collecting Social Security retirement benefits. There is no additional charge for this rider.


     (b) Unemployment Benefit Rider


     For all Non-Qualified, IRA and Roth IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age
59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for, and are receiving unemployment benefits. There is no additional charge for this rider.


     (c) Investment Protection Plan Rider (optional)

     THE INVESTMENT PROTECTION PLAN RIDER IS AVAILABLE ONLY IN STATES WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. While this rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See "Other Charges--Investment Protection Plan Rider Charge"). When you make a partial withdrawal, we will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

     The amount that is guaranteed under the rider will depend on when you select or reset it:

          (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments we receive in the first Policy Year, less all proportional withdrawals. Premium payments made on or after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

          (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date we receive your application for the rider.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date we receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "Other Charges--Investment Protection Plan Rider Charge" and "Other Charges--Rider Risk Charge Adjustment").

---------------

* In Oregon, this rider is called the Accumulation Value Protection Plan.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send us a written request to surrender the policy no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.

     You may cancel this rider within 30 days after delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. You must return the rider to us or to the registered representative through whom it was purchased, with a written request for cancellation. Upon receipt of this request, we will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value and we will not refund any Investment Protection Plan Rider charge which may have been deducted. (See "Other Charges--Rider Risk Charge Adjustment"). The cancellation will be effective on the date we receive your request.

     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA and SEP-IRA policies if the policy owner is younger than age 66 on the date the rider takes effect.

     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals will impact the guaranteed amount. In this example, we have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Year has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, we reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

        Proportional withdrawal = ($20,000/$80,000) x $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, we subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($100,000 - $25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policy owner receives $75,000 even though the Accumulation Value has decreased to $50,000.


     (d) Enhanced Beneficiary Benefit Rider (optional)



     The EBB Rider is available only at the time of application, in jurisdictions where approved. The EBB Rider is not available if the oldest owner or Annuitant is over age 75 at the time of application. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you, or the Annuitant (if you are not the Annuitant), die prior to the Annuity Commencement

Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.



     While this Rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS -- Other Charges -- Enhanced Beneficiary Benefit Rider Charge.")



     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date we receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. Currently, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:



              AGE OF OLDEST OWNER                                     RANGE OF
                  OR ANNUITANT                                 APPLICABLE PERCENTAGES
              -------------------                              ----------------------
70 or younger                                     Not less than 40% nor greater than 60%
71 to 75 inclusive                                Not less than 20% nor greater than 40%



     When you select the EBB Rider, the applicable percentage will appear on your Policy Data Page. The applicable percentage for the policy will not change once the policy is issued. Please check with your registered representative for further details.



     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.



     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that we receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.



     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. The current applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your registered representative for further details.



     There will be no payment under the EBB Rider if on the date we calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (see THE POLICIES -- Riders -- Enhanced Spousal Continuance Rider), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed in THE POLICIES -- Riders -- Enhanced Spousal Continuance Rider, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date we receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. You cannot cancel this Rider without surrendering your policy.

     Below is an example of how the benefit of this Rider may be realized and how withdrawals impact the benefit under this Rider. In this example, we assume the following:



     1.The Rider is elected at the time of application;



     2.You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);



     3.A withdrawal of $20,000 is made in the fourth Policy Year;



     4.Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);



     5.You (or the Annuitant, if you are not the Annuitant) die in the fifth
       Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date we receive the necessary requirements to pay the death benefit; and



     6.The Enhanced Beneficiary Benefit Rider percentage equals 50%.



     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):



          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000



     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):



              Adjusted Premium Payments = $200,000 - $16,000 = $184,000



     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):



                        Gain = $250,000 - $184,000 = $66,000



     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):



               Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000



     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (e) Enhanced Spousal Continuance Rider (optional)



     If you elect the EBB Rider at the time of application (see above), your policy will, subject to state availability, also include the Enhanced Spousal Continuance (ESC) Rider at no charge. The ESC Rider will not be included on policies sold in connection with Section 403(b) tax-sheltered annuities.



     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date we receive due proof of death and all necessary requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless we notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.



     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. You will forfeit any benefits under the EBB Rider if you elect to receive income payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.



     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.



     POLICY OWNER INQUIRIES



     Your inquiries should be addressed to MainStay Annuities Dept., Madison Square Station, P.O. Box 732, New York, NY 10010 or call 1-800-762-6212.



     RECORDS AND REPORTS



     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Please review this report carefully. If you believe it contains an error, please notify us immediately. To correct an error, you must call it to our attention within 10 days of the date of the statement.



                             CHARGES AND DEDUCTIONS



     SURRENDER CHARGES



     Since no deduction for a sales charge is made from premium payments, we impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.



     If you surrender your policy, we deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan Accounts is less than the necessary surrender charge, we will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Accounts.



     The maximum surrender charge will be 7% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, we deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines by 1% per year for each additional Payment Year, until the sixth Payment Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

                                                              SURRENDER CHARGE
                                                              ----------------
1...........................................................         7%
2...........................................................         7%
3...........................................................         7%
4...........................................................         6%
5...........................................................         5%
6...........................................................         4%
7+..........................................................         0%

     In no event will the aggregate surrender charge applied under the policy exceed 8.5% of the total premiums paid.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:


          (a) on amounts you withdraw in any one Policy Year which are less than or equal to the greatest of (i) 10% of the Accumulation Value as of the last Policy Anniversary; (ii) 10% of the Accumulation Value at the time of surrender or withdrawal or (iii) the Accumulation Value less accumulated premium payments


          (b) if NYLIAC cancels the policy;

          (c) when we pay proceeds upon the death of the policy owner or the Annuitant;

          (d) when you select an Income Payment Option in any Policy Year after the first Policy Year;


          (e) when a required minimum distribution as calculated by NYLIAC is made under a Qualified Policy (this amount will, however, count against the first exception described above); and



          (f) on monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code; and



          (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider.


     OTHER CHARGES

     (a) Mortality and Expense Risk Charges

     Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.25% of the average net asset value of the Separate Account and is deducted daily. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charges are more than sufficient, we will add any excess to our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services.

     (b) Administration Fee

     Prior to the Annuity Commencement Date, we also impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account and is deducted daily.

     (c) Policy Service Charge

     We deduct an annual policy service charge equal to the lesser of $30 or 2% of the Accumulation Value of the Policy each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $20,000. We deduct the annual policy service charge from each Allocation Alternative and each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (d) Investment Protection Plan Rider Charge (optional)

     If you selected the Investment Protection Plan (in states where available), we will deduct a charge on the first Business Day on each policy quarter that the rider is in effect based on the amount that is guaranteed. We will deduct this charge beginning with the first policy quarter after the effective date of the rider. (See "Riders--Investment Protection Plan Rider"). We will deduct the charge from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.


     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at our sole discretion. The current charge for this rider is 0.25% of the amount that is guaranteed, applied on a quarterly basis (0.0625% per quarter).


     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (e) Rider Risk Charge Adjustment* (optional)

     If you cancel the Investment Protection Plan, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date we receive your request. (See "Riders--Investment Protection Plan Rider"). We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

     We will not change the adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We may set a lower charge at our sole discretion. You should check with your registered representative to determine the percentage we are currently charging before you select this feature.

     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued.


     (f) Enhanced Beneficiary Benefit Rider Charge (optional)



     If you elect the EBB Rider (in states where available), we will deduct a charge on the first Business Day of each policy quarter that the Rider is in effect based on the Accumulation Value as of that date. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative and DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable quarter.



     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EEB Rider is 0.30% annually, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage we are currently charging before you elect this Rider. This charge will not change once your policy is issued.


---------------

* The Rider Risk Charge does not apply to policies issued in Oregon. For Oregon policies, please disregard all references to the Rider Risk Charge Adjustment throughout this Prospectus.

     (g) Fund Charges


     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.


     (h) Transfer Fees


     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under dollar cost averaging and automatic asset reallocation do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, we may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to our rules in effect when a request for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. At present, these taxes are not significant. If they increase, however, NYLIAC may make charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "Federal Tax Matters".) Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request on a form acceptable to MainStay Annuities. In addition, you may request partial withdrawals and periodic partial withdrawals by telephone. (See "Procedures for Telephone Transactions".) The amount available for withdrawal is the Accumulation Value at the end of the Business Day during which we receive the written or telephonic surrender or withdrawal request, less any outstanding loan balance, surrender charges, premium taxes which we may deduct, and policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "Delay of Payments".)

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "Federal Tax Matters--Taxation of Annuities in General".)

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, less any outstanding loan balance, and less the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect an Income Payment method. (See "Income Payments".) Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General".)

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless we agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Accounts in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Accounts, we will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General".)

     If the requested partial withdrawal is greater than the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawal is being made, we will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Accounts, less any surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You must specify the Investment Divisions and/or the Fixed Account from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General".) If you do not specify otherwise, we will withdraw money on a pro-rata basis from each Investment Division and/ or the Fixed Account. You may not make periodic partial withdrawals from the DCA Advantage Plan Accounts.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless we agree otherwise. This option will void the Fixed Account Initial Premium Guarantee. (See "The Fixed Account--Fixed Account Initial Premium Guarantee".)

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION

     For IRAs and IRA SEPs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.


     OUR RIGHT TO CANCEL

     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, we reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If we agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if we agree to it, provided that we receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT


     If you or the Annuitant dies prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated Beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment. That amount will be the greatest of:


     (a) the Accumulation Value, less any outstanding loan balance;


     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those partial withdrawals, and any rider charges since the last Reset Anniversary; or



     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any outstanding loan balance, partial withdrawals (proportional withdrawals in New York) made since the most recent Reset Anniversary and any surrender charges applicable to such partial withdrawals, and any rider charges since the last Reset Anniversary.


     We recalculate the reset value, with respect to any policy, every year from the date of the initial premium payment ("Reset Anniversary") until you or the Annuitant reaches age 85. We calculate the reset value on the Reset Anniversary based on a comparison between (a) the current Reset Anniversary's Accumulation Value, and (b) the prior Reset Anniversary's value, plus any premiums since the prior Reset Anniversary date, less any partial withdrawals (proportional withdrawals in NY) and surrender charges on those partial withdrawals (proportional withdrawals in New York) since the last Reset Anniversary date. The greater of the compared values will be the new reset value. Please consult with your registered representative regarding the reset value that is available under your particular policy.

     We have set forth below an example of how the death benefit is calculated annually. In this example, we have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;


     (2) $20,000 withdrawal is made prior to the policy's first Policy Anniversary;



     (3) the Accumulation Value is $220,000 on the first Policy Anniversary (Reset Anniversary); and



     (4) you die in the second Policy Year and the Accumulation Value of the policy has decreased to $175,000.



     The death benefit is the greatest of:



        (a) Accumulation Value: $175,000



        (b) Premium payments less any partial withdrawals: $180,000 ($200,000 - $20,000); or



        (c) Reset value (Accumulation Value of first Policy Anniversary) = $220,000.



     In this example, your Beneficiary(ies) would receive $220,000.

     The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals and any rider charges), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and the DCA Advantage Plan Account in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount.


     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives us the information that we need. If such an election is properly made, we will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policy owner and Annuitant; or

          (ii) under another Income Payment option we may offer at the time. Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policy owner's death (as determined for federal tax purposes), and must begin within one year after the policy owner's death. (See "Income Payments".)

     If your spouse is the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policy owner and,
(b) if you were the Annuitant, as the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "Federal Tax Matters--Taxation of Annuities in General".)

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "Delay of Payments".)

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. At any time before the Annuity Commencement Date, you may change the Income Payment option or request any other method of payment we agree to. If the Life Income Payment Option is chosen, we may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.

     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of sex, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.


     (b) Proof of Survivorship


     We may require satisfactory proof of survival from time to time before we pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request unless:

          1. The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, or trading on the NYSE is otherwise restricted;

        2. An emergency exists as defined by the Securities and Exchange Commission ("SEC");

        3. The SEC permits a delay for the protection of security holders; or

        4. The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

     For the same reasons, we will delay transfers from the Separate Account to the Fixed Account.

     We may also delay payments of any amount due from the Fixed Account and/or the DCA Program. When permitted by law, we may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account and/or the DCA Program. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

     DESIGNATION OF BENEFICIARY

     You may name, in a written form acceptable to us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policy owner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policy owner's estate.

     RESTRICTIONS UNDER INTERNAL REVENUE CODE SECTION 403(b)(11)

     Under 403(b) Tax Sheltered Annuities, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employment Retirement Income Security Act of 1974 ("ERISA"). Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless we agree otherwise, only one loan may be outstanding at a time. A minimum Accumulation Value of $5,000 must remain in the policy. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000. We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, we will transfer sufficient Accumulation Value from the Investment Divisions and/or DCA Advantage Plan Accounts on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York) of the outstanding loan balance.

     For plans not subject to ERISA, the interest rate paid by the policy owner of the loan will equal 5%. We will credit the assets being held in the Fixed Account to secure the loan with the minimum guaranteed interest rate of 3%. For plans subject to ERISA, we will apply the interest charged on the loan at the then current prime rate plus 1%. We will credit the money being held in the Fixed Account to secure the loan with a rate of interest that is the prime rate less 1%, but it will always be at least equal to the minimum guaranteed interest rate of 3%. For all plans, we will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis at a frequency not less frequently than quarterly and over a period no greater than five years from the date it is taken. If a loan repayment is in default we will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out (FIFO) basis from amounts allocated to the Fixed Account.

     We permit loans to acquire a principal residence under the same terms described above, except that:

        (a) the minimum loan amount is $5,000; and

        (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policy owner or Annuitant, we deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date we receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) plan and the Internal Revenue Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by us will not affect already outstanding loans.

                               THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is generally not subject to their provisions. Furthermore, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least 3% to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set on the anniversary of each premium payment or transfer. All premium payments and additional amounts (including transfers from other Investment Divisions) allocated to the Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.

          2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the Fixed Accumulation Value, unless we agree otherwise. Additionally, the remaining value in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which we credit interest on monies remaining in the Fixed Account.

     Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep option or the DCA Advantage Plan (where available), you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone Transactions".)

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account on a FIFO basis (i.e., from any value in the Fixed Account attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the Fixed Account during the life of the policy).

     (c) Fixed Account Initial Premium Guarantee

     NYLIAC guarantees that upon any surrender of a policy, you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Account. However, this guarantee will not apply if you transfer any amount out of the Fixed Account (except transfers made under the Interest Sweep option) or make any partial withdrawals from the Fixed Account, a DCA Account or the Separate Account.

                        THE DCA ADVANTAGE PLAN ACCOUNTS

     Like the Fixed Account, the DCA Advantage Plan Accounts are also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Accounts are not registered under the federal securities laws. The information contained in the first paragraph under "The Fixed Account" above, equally applies to the DCA Advantage Plan Accounts.

     NYLIAC will set interest rates in advance for each date on which we may receive a premium payment to a DCA Advantage Plan Account. We will never declare less than a 3% annual effective rate. Premium payments into a DCA Advantage Plan Account will receive the applicable interest rate in effect on the Business Day we receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that we declare is credited only to amounts remaining in a DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate.

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policy owner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policy owner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policy owner's Accumulation Value over the policy owner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under
Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from qualified retirement plans under Section 401(a) and from qualified annuities and Tax Sheltered Annuities under Sections 403(a) and 403(b).

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.


     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policy owner's or Annuitant's death or disability, (3) received in substantially equal installments paid at least annually as a life annuity, or (4) received as distributions from an inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.


     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policy owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policy owner. Accordingly, a policy owner should consult a competent tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policy owner, may result in certain income or gift tax consequences to the policy owner. A policy owner contemplating any transfer or assignment of a policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED PLANS

     The Qualified Policies are designed for use with several types of tax qualified plans. The tax rules applicable to participants and beneficiaries in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of

50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about use of the policies with the various types of qualified plans. Policy owners and participants under qualified plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of policies for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the policy.

          (a) Section 403(a) Plans. Under Section 403(a) of the Code, payments made by employers to purchase annuity contracts, which meet certain requirements, for their employees are excludible from the gross income of the employee. Any amounts distributed to the employees under such annuity contracts are taxable to them in the years in which distributions are made.

          (b) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

          (c) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (d) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.


          (e) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.



          Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an Inherited IRA policy. The RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.



          (f) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.


                          DISTRIBUTOR OF THE POLICIES


     NYLIFE Distributors Inc. ("NYLIFE Distributors"), 169 Lackawana Avenue, Parsippany, New Jersey 07054, is the principal underwriter and the distributor of the policies. It is an indirect wholly-owned subsidiary of New York Life. The maximum commission paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is not expected to exceed 7%. A portion of this amount is paid as commissions to registered representatives.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
  MainStay VP Cash Management Investment Division...........    2
  MainStay VP Government, MainStay VP High Yield Corporate
     Bond and MainStay VP Bond Investment Division Yields...    3
  Annual Average Total Return...............................    3
ANNUITY PAYMENTS............................................    4
GENERAL MATTERS.............................................    4
FEDERAL TAX MATTERS.........................................    5
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    5
  Tax Status of Policies....................................    5
DISTRIBUTOR OF THE POLICIES.................................    6
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    6
STATE REGULATION............................................    6
RECORDS AND REPORTS.........................................    6
LEGAL PROCEEDINGS...........................................    6
EXPERTS.....................................................    7
OTHER INFORMATION...........................................    7
FINANCIAL STATEMENTS........................................  F-1

     How to obtain a MainStay Plus Variable Annuity Statement of Additional
                                  Information.

               Call (800) 762-6212 or send this request form to:


                            MainStay Annuities Dept.
                            Madison Square Station
                            P.O. Box 732
                            New York, NY 10010


--------------------------------------------------------------------------------


    Please send me a MainStay Plus Variable Annuity Statement of Additional
                         Information dated May 1, 2002:


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2002

                                      FOR

                         MAINSTAY PLUS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current MainStay Plus Variable Annuity Prospectus. You should read the SAI in conjunction with the current MainStay Plus Variable Annuity Prospectus dated May 1, 2002. You may obtain a copy of the Prospectus by calling MainStay Annuities at (800) 762-6212 or writing to MainStay Annuities Dept., Madison Square Station, P.O. Box 732, New York, NY 10010, ATTN: CLIENT SERVICES. Terms used but not defined in this SAI have the same meaning as in the current MainStay Plus Variable Annuity Prospectus.


                               TABLE OF CONTENTS*


                                                              PAGE
                                                              ----
THE POLICIES (23)...........................................    2
     Valuation of Accumulation Units (30)...................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
     MainStay VP Cash Management Investment Division........    2
     MainStay VP Government, MainStay VP High Yield
       Corporate Bond and MainStay VP Bond Investment
       Division Yields......................................    3
     Average Annual Total Return............................    3
ANNUITY PAYMENTS............................................    4
GENERAL MATTERS.............................................    4
FEDERAL TAX MATTERS (44)....................................    5
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................    5
     Tax Status of the Policies.............................    5
DISTRIBUTOR OF THE POLICIES (47)............................    6
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    6
STATE REGULATION............................................    6
RECORDS AND REPORTS.........................................    6
LEGAL PROCEEDINGS...........................................    6
EXPERTS.....................................................    7
OTHER INFORMATION...........................................    7
FINANCIAL STATEMENTS........................................  F-1


------------
* (Numbers in parentheses refer to page numbers of corresponding sections of the current MainStay Plus Variable Annuity Prospectus.)

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                   (a/b) - c

Where: a = the result of:

           (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

           (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and


         c = a factor representing the charges deducted from the applicable
             Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.40% of the average daily net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Other Charges" at page 36 of the Prospectus.)


     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                      INVESTMENT PERFORMANCE CALCULATIONS

     MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION

     NYLIAC calculates the MainStay VP Cash Management Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the MainStay VP Cash Management Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the MainStay VP Cash Management Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the administration fee and the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the MainStay VP Cash Management Division will be lower than the yield for the MainStay VP Cash Management Portfolio.

     NYLIAC also calculates the effective yield of the MainStay VP Cash Management Investment Division for the same seven-day period on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The yield on amounts held in the MainStay VP Cash Management Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Cash Management Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the MainStay VP Cash

Management Portfolio, the types and quality of portfolio securities held by the MainStay VP Cash Management Portfolio, and its operating expenses.

    MAINSTAY VP GOVERNMENT, MAINSTAY VP HIGH YIELD CORPORATE BOND AND MAINSTAY VP BOND INVESTMENT DIVISION YIELDS

     The current annualized yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions refers to the income generated by these Investment Divisions over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. We compute the yield by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

----                        YIELD = 2[(a-b+1)(6)-1]
                                                                  cd

Where: a = net investment income earned during the period by the Portfolio attributable to shares owned by the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division.

         b = expenses accrued for the period (net of reimbursements).

         c = the average daily number of accumulation units outstanding during the period.

         d = the maximum offering price per accumulation unit on the last day of the period.

     Accrued expenses will include all recurring fees that are charged to all policy owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular policy. Surrender charges range from 7% to 0% of the premium payments withdrawn depending on the elapsed time since the relevant premium payment was made.

     Because of the charges and deductions imposed by the Separate Account the yield for the Investment Divisions will be lower than the yield for the corresponding Portfolio of the Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Portfolios of the Fund and their operating expenses.

     AVERAGE ANNUAL TOTAL RETURN. Average annual total return quotations for the Investment Divisions are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1+T)(n) = ERV

Where: P = a hypothetical initial payment of $1,000.

         T = average annual total return.

         n = number of years.

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period or the inception date, at the end of the one, five or ten-year period (or fractional portion thereof).

     All total return figures are prepared under methods the SEC requires when advertising performance information. For periods beginning on or after the dates when the Investment Divisions started operations, the average annual total return (if surrendered) figures may be referred to as "standardized" performance. For periods before the dates when the Investment Divisions started operations, the figures are considered "non-standardized". The average annual total return (no surrender) figures are all considered "non-standardized".

     Performance data for the Investment Divisions may be compared, in advertisements, sales literature and reports to shareholders, to: (i) the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indexes; and (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

     Reports and promotional literature may also contain the ratings New York Life and NYLIAC have received from independent rating agencies. New York Life and NYLIAC are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies for financial strength and stability: A.M. Best, Fitch, Moody's and Standard and Poor's. However, neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, we will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.


     MISSTATEMENT OF AGE OR SEX. If the Annuitant's stated age and/or sex in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and sex. Sex is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" at page 41 of the Prospectus.) If we made payments based on incorrect age or sex, we will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.



     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" at page 45 of the Prospectus.)


     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policy owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policy owner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policy owner's death; and (b) if any policy owner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policy owner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policy owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policy owner's surviving spouse, the Policy may be continued with the surviving spouse as the new policy owner. If the policy owner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                          DISTRIBUTOR OF THE POLICIES

     NYLIFE Distributors Inc. ("NYLIFE Distributors") is the principal underwriter and distributor of the policies. NYLIFE Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. NYLIFE Distributors is an indirect wholly-owned subsidiary of New York Life. The maximum commission paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is not expected to exceed 7%. A portion of this amount is paid as commissions to registered representatives.


     For the years ended December 31, 1999, 2000 and 2001, NYLIAC paid commissions of $12,809,165, $14,961,661 and $9,759,573, respectively, none of which was retained by NYLIFE Distributors.


     The policies are sold and premium payments are accepted on a continuous basis.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation.

                               LEGAL PROCEEDINGS


     NYLIAC is a defendant in individual lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, and/or other operations, including actions involving retail sales practices. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.


     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                                    EXPERTS


     The balance sheet of NYLIAC as of December 31, 2001 and 2000 and the statements of income, of stockholder's equity and of cash flows for the three years in the period ended December 31, 2001 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



     The Separate Account statement of assets and liabilities as of December 31, 2001 and the statement of operations, statement of changes in net assets and the financial highlights for each of the periods indicated in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or thorough the Commission's website at www.sec.gov.

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



                              FINANCIAL STATEMENTS



Series I Policies:         LifeStages(R) Variable Annuity
                           LifeStages(R) Flexible Premium Variable
                           Annuity
                           MainStay Plus Variable Annuity

Series II Policies:        LifeStages(R) Access Variable Annuity
                           MainStay Access Variable Annuity

Series III Policies:       LifeStages(R) Premium Plus Variable Annuity
                           MainStay Premium Plus Variable Annuity
                           AmSouth Premium Plus Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001


                                                               MAINSTAY VP      MAINSTAY VP
                                                                 CAPITAL            CASH         MAINSTAY VP
                                                               APPRECIATION      MANAGEMENT      CONVERTIBLE
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $568,441,308     $309,049,808     $155,818,927

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................      2,163,680        1,144,303          569,011
                                                               ------------     ------------     ------------
      Total net assets......................................   $566,277,628     $307,905,505     $155,249,916
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $553,783,261     $260,067,316     $144,131,486
    Series II Policies......................................      1,333,308       16,214,187        1,733,429
    Series III Policies.....................................     11,161,059       31,624,002        9,385,001
                                                               ------------     ------------     ------------
      Total net assets......................................   $566,277,628     $307,905,505     $155,249,916
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      19.03     $       1.27     $      15.36
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       7.17     $       1.05     $       8.71
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       6.55     $       1.04     $       8.34
                                                               ============     ============     ============
Identified Cost of Investment...............................   $751,137,941     $309,048,956     $181,292,668
                                                               ============     ============     ============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 INDEXED         SMALL CAP          EQUITY
                                                                  EQUITY           GROWTH           INCOME
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $668,537,395     $ 13,287,615     $ 19,076,216

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................      2,522,102           36,005           57,224
                                                               ------------     ------------     ------------
      Total net assets......................................   $666,015,293     $ 13,251,610     $ 19,018,992
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $647,390,700     $  7,456,329     $ 12,587,672
    Series II Policies......................................      1,825,748          268,450          108,550
    Series III Policies.....................................     16,798,845          785,981        1,408,534
  Net assets retained in Separate Account by
    New York Life Insurance and Annuity Corporation.........             --        4,740,850        4,914,236
                                                               ------------     ------------     ------------
      Total net assets......................................   $666,015,293     $ 13,251,610     $ 19,018,992
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      21.39     $       9.48     $       9.83
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       8.14     $       9.76     $       9.78
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       7.92     $       9.47     $       9.96
                                                               ============     ============     ============
Identified Cost of Investment...............................   $749,085,680     $ 13,001,201     $ 18,629,696
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    -----------------------------------------------------------------------------------------------------------------
     $126,291,942     $444,138,585     $ 21,276,365     $305,843,252     $226,432,009     $168,567,750     $378,199,072

          439,172        1,588,470           81,309        1,138,869          817,350          563,738        1,410,783
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $125,852,770     $442,550,115     $ 21,195,056     $304,704,383     $225,614,659     $168,004,012     $376,788,289
     ============     ============     ============     ============     ============     ============     ============
     $115,641,033     $426,004,364     $ 19,878,277     $296,703,933     $213,976,894     $158,984,492     $359,198,126
        1,420,016        1,427,891          254,207        2,443,711          801,837        1,100,018        1,763,098
        8,791,721       15,117,860        1,062,572        5,556,739       10,835,928        7,919,502       15,827,065
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $125,852,770     $442,550,115     $ 21,195,056     $304,704,383     $225,614,659     $168,004,012     $376,788,289
     ============     ============     ============     ============     ============     ============     ============
     $      13.94     $      15.09     $      12.94     $      17.52     $      18.64     $      14.02     $      21.84
     ============     ============     ============     ============     ============     ============     ============
     $      11.13     $       9.60     $       7.92     $       8.09     $      10.92     $      11.43     $       7.65
     ============     ============     ============     ============     ============     ============     ============
     $      11.01     $       9.44     $       7.95     $       7.75     $      10.44     $      11.21     $       7.70
     ============     ============     ============     ============     ============     ============     ============
     $127,009,415     $580,351,867     $ 24,565,999     $340,184,962     $234,324,585     $171,448,301     $464,913,696
     ============     ============     ============     ============     ============     ============     ============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP      MAINSTAY VP        CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP          MID CAP           INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
        GROWTH            CORE           & GROWTH          VALUE            EQUITY           GROWTH       CAPITALIZATION
    -----------------------------------------------------------------------------------------------------------------
     $  8,219,009     $  7,123,684     $ 57,604,706     $ 49,427,020     $142,866,247     $ 26,723,531     $ 72,412,983

           25,120           23,752          216,136          179,924          562,959          103,032          292,517
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $  8,193,889     $  7,099,932     $ 57,388,570     $ 49,247,096     $142,303,288     $ 26,620,499     $ 72,120,466
     ============     ============     ============     ============     ============     ============     ============
     $  3,227,099     $  2,184,461     $ 45,929,994     $ 34,068,783     $132,751,453     $ 16,990,378     $ 66,444,764
           55,449               --           70,876          335,503          536,818           52,472          513,754
          365,009          240,981        1,388,326        4,231,302        9,015,017          905,810        5,161,948
        4,546,332        4,674,490        9,999,374       10,611,508               --        8,671,839               --
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $  8,193,889     $  7,099,932     $ 57,388,570     $ 49,247,096     $142,303,288     $ 26,620,499     $ 72,120,466
     ============     ============     ============     ============     ============     ============     ============
     $       9.09     $       9.35     $      10.00     $      10.61     $      13.92     $       8.67     $       8.45
     ============     ============     ============     ============     ============     ============     ============
     $      11.65     $      10.00     $       8.29     $       9.86     $       7.81     $       8.33     $       5.94
     ============     ============     ============     ============     ============     ============     ============
     $       9.30     $       9.74     $       8.15     $       9.74     $       6.68     $       8.38     $       5.51
     ============     ============     ============     ============     ============     ============     ============
     $  8,500,945     $  7,362,126     $ 62,669,420     $ 49,484,535     $204,660,718     $ 32,575,305     $ 79,258,902
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2001

                                                                                     FIDELITY              FIDELITY
                                                                 CALVERT                VIP                   VIP
                                                                 SOCIAL            CONTRAFUND(R)         EQUITY-INCOME
                                                                BALANCED          (INITIAL CLASS)       (INITIAL CLASS)
                                                              ---------------------------------------------------------
ASSETS:
  Investment at net asset value.............................  $ 29,543,812          $290,435,494          $188,917,261

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................       108,130             1,077,548               690,622
                                                              ------------          ------------          ------------
      Total net assets......................................  $ 29,435,682          $289,357,946          $188,226,639
                                                              ============          ============          ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................  $ 27,380,164          $279,421,673          $175,540,670
    Series II Policies......................................        98,122               882,593               529,025
    Series III Policies.....................................     1,957,396             9,053,680            12,156,944
                                                              ------------          ------------          ------------
      Total net assets......................................  $ 29,435,682          $289,357,946          $188,226,639
                                                              ============          ============          ============
    Series I variable accumulation unit value...............  $      16.41          $      16.28          $      15.26
                                                              ============          ============          ============
    Series II variable accumulation unit value..............  $       8.57          $       8.58          $       9.97
                                                              ============          ============          ============
    Series III variable accumulation unit value.............  $       8.34          $       8.26          $       9.83
                                                              ============          ============          ============
Identified Cost of Investment...............................  $ 35,156,715          $343,592,143          $199,790,744
                                                              ============          ============          ============

                                                                                     VAN ECK
                                                              T. ROWE PRICE         WORLDWIDE            AMSOUTH
                                                                 EQUITY               HARD              ENHANCED
                                                                 INCOME              ASSETS              MARKET
                                                              -----------------------------------------------------
ASSETS:
  Investment at net asset value.............................  $ 96,425,702        $  3,791,173        $  1,115,699

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk and
    administrative charges..................................       335,523              14,000               3,735
                                                              ------------        ------------        ------------
      Total net assets......................................  $ 96,090,179        $  3,777,173        $  1,111,964
                                                              ============        ============        ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................  $ 85,476,117        $  3,510,464        $         --
    Series II Policies......................................       901,720              28,768                  --
    Series III Policies.....................................     9,712,342             237,941           1,111,964
                                                              ------------        ------------        ------------
      Total net assets......................................  $ 96,090,179        $  3,777,173        $  1,111,964
                                                              ============        ============        ============
    Series I variable accumulation unit value...............  $      11.55        $       9.28        $         --
                                                              ============        ============        ============
    Series II variable accumulation unit value..............  $      11.07        $       9.24        $         --
                                                              ============        ============        ============
    Series III variable accumulation unit value.............  $      10.85        $       9.37        $       8.75
                                                              ============        ============        ============
Identified Cost of Investment...............................  $ 96,827,518        $  4,056,202        $  1,119,319
                                                              ============        ============        ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                    MORGAN STANLEY
                         JANUS ASPEN           MFS(R)                                                    UIF
      JANUS ASPEN           SERIES           INVESTORS                                                 EMERGING
         SERIES           WORLDWIDE            TRUST              MFS(R)             MFS(R)            MARKETS
        BALANCED            GROWTH             SERIES        RESEARCH SERIES    UTILITIES SERIES        EQUITY
    ---------------------------------------------------------------------------------------------------------------
      $638,222,829       $399,277,470       $ 34,467,065       $ 52,742,866       $    394,182       $ 31,558,061

         2,347,182          1,519,278            126,361            201,828                785            120,357
      ------------       ------------       ------------       ------------       ------------       ------------
      $635,875,647       $397,758,192       $ 34,340,704       $ 52,541,038       $    393,397       $ 31,437,704
      ============       ============       ============       ============       ============       ============
      $607,298,847       $385,522,931       $ 29,963,318       $ 46,895,784       $    134,772       $ 25,015,549
         2,538,163          1,111,235            231,093            376,307                375          5,827,730
        26,038,637         11,124,026          4,146,293          5,268,947            258,250            594,425
      ------------       ------------       ------------       ------------       ------------       ------------
      $635,875,647       $397,758,192       $ 34,340,704       $ 52,541,038       $    393,397       $ 31,437,704
      ============       ============       ============       ============       ============       ============
      $      18.48       $      16.36       $       9.07       $       9.66       $       8.83       $       7.89
      ============       ============       ============       ============       ============       ============
      $       9.61       $       7.00       $       8.07       $       6.87       $      10.43       $       5.72
      ============       ============       ============       ============       ============       ============
      $       9.06       $       6.43       $       7.94       $       6.58       $       8.35       $       6.64
      ============       ============       ============       ============       ============       ============
      $701,632,974       $552,509,514       $ 39,733,959       $ 74,608,865       $    401,797       $ 48,894,782
      ============       ============       ============       ============       ============       ============

                                                                DREYFUS IP      NEUBERGER BERMAN
        AMSOUTH                                                 TECHNOLOGY            AMT
     INTERNATIONAL         AMSOUTH            AMSOUTH             GROWTH            MID-CAP
         EQUITY           LARGE CAP           MID CAP        (INITIAL SHARES)        GROWTH
------------------------------------------------------------------------------------------------
      $    116,199       $  1,889,991       $    517,121       $  3,815,300       $    649,252

               457              6,733              1,946              8,663              1,351
      ------------       ------------       ------------       ------------       ------------
      $    115,742       $  1,883,258       $    515,175       $  3,806,637       $    647,901
      ============       ============       ============       ============       ============
      $         --       $         --       $         --       $  3,197,055       $    463,772
                --                 --                 --             22,969                538
           115,742          1,883,258            515,175            586,613            183,591
      ------------       ------------       ------------       ------------       ------------
      $    115,742       $  1,883,258       $    515,175       $  3,806,637       $    647,901
      ============       ============       ============       ============       ============
      $         --       $         --       $         --       $       9.84       $       9.64
      ============       ============       ============       ============       ============
      $         --       $         --       $         --       $      12.03       $       9.98
      ============       ============       ============       ============       ============
      $       8.16       $       8.72       $       7.38       $      10.03       $      10.05
      ============       ============       ============       ============       ============
      $    125,912       $  1,858,924       $    548,586       $  3,563,879       $    618,775
      ============       ============       ============       ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2001


                                                                MAINSTAY VP       MAINSTAY VP
                                                                  CAPITAL            CASH           MAINSTAY VP
                                                              APPRECIATION(A)    MANAGEMENT(A)    CONVERTIBLE(A)
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     553,870     $   8,771,105     $   5,564,428
  Mortality and expense risk and administrative charges.....      (8,613,948)       (3,517,406)       (1,995,839)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................      (8,060,078)        5,253,699         3,568,589
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     111,790,566       841,256,489        12,323,226
  Cost of investments sold..................................     (92,093,203)     (841,256,524)      (13,452,823)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............      19,697,363               (35)       (1,129,597)
  Realized gain distribution received.......................              --               825                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (199,254,900)            1,111        (8,063,968)
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................    (179,557,537)            1,901        (9,193,565)
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $(187,617,615)    $   5,255,600     $  (5,624,976)
                                                               =============     =============     =============


                                                                MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                                  INDEXED          SMALL CAP          EQUITY
                                                                  EQUITY           GROWTH(B)         INCOME(B)
                                                              ---------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $   6,969,673     $          --     $      93,864
  Mortality and expense risk and administrative charges.....      (9,673,891)          (49,757)          (79,835)
                                                               -------------     -------------     -------------
      Net investment income (loss)..........................      (2,704,218)          (49,757)           14,029
                                                               -------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      61,506,091           594,064           828,448
  Cost of investments sold..................................     (46,724,252)         (626,749)         (841,488)
                                                               -------------     -------------     -------------
      Net realized gain (loss) on investments...............      14,781,839           (32,685)          (13,040)
  Realized gain distribution received.......................       6,998,998                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (124,392,572)          286,415           446,521
                                                               -------------     -------------     -------------
      Net gain (loss) on investments........................    (102,611,735)          253,730           433,481
                                                               -------------     -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $(105,315,953)    $     203,973     $     447,510
                                                               =============     =============     =============

Not all investment divisions are available under all policies.
(a) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(b) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                        MAINSTAY VP       MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP        HIGH YIELD       INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
    GOVERNMENT(A)    CORPORATE BOND(A)       EQUITY         RETURN(A)         VALUE(A)         BOND(A)         EQUITY(A)
    -----------------------------------------------------------------------------------------------------------------------
    $   5,021,103      $  51,189,724     $     295,592    $   7,844,806    $   3,151,853    $   7,652,777    $   2,644,792
       (1,272,860)        (5,829,686)         (308,250)      (4,388,312)      (2,767,990)      (1,650,068)      (5,349,745)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
        3,748,243         45,360,038           (12,658)       3,456,494          383,863        6,002,709       (2,704,953)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
       11,859,467         30,658,430        60,291,719       25,517,524        8,333,213        6,664,195       43,414,484
      (12,069,683)       (40,584,091)      (62,715,428)     (22,217,915)      (7,971,430)      (6,754,437)     (43,515,129)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
         (210,216)        (9,925,661)       (2,423,709)       3,299,609          361,783          (90,242)        (100,645)
               --                 --            64,702          458,366        9,774,140               --               --
          117,370        (22,979,947)       (1,034,458)     (49,626,251)     (12,824,685)       1,937,501      (78,152,350)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
          (92,846)       (32,905,608)       (3,393,465)     (45,868,276)      (2,688,762)       1,847,259      (78,252,995)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
    $   3,655,397      $  12,454,430     $  (3,406,123)   $ (42,411,782)   $  (2,304,899)   $   7,849,968    $ (80,957,948)
    =============      =============     =============    =============    =============    =============    =============

                                          MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                            AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP        MAINSTAY VP         CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP            MID CAP            INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
      GROWTH(B)           CORE(B)         & GROWTH(A)        VALUE(A)        EQUITY(A)        GROWTH(A)      CAPITALIZATION
    -----------------------------------------------------------------------------------------------------------------------
    $          --      $      11,403     $     468,043    $     339,049    $          --    $          --    $      38,389
          (39,774)           (39,483)         (806,248)        (595,768)      (2,034,650)        (355,152)      (1,099,874)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
          (39,774)           (28,080)         (338,205)        (256,719)      (2,034,650)        (355,152)      (1,061,485)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
           42,186            101,804         5,983,837        2,515,102       21,612,407        4,729,741      319,839,573
          (49,585)          (113,192)       (5,959,118)      (2,441,346)     (26,582,873)      (4,605,734)    (359,223,826)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
           (7,399)           (11,388)           24,719           73,756       (4,970,466)         124,007      (39,384,253)
               --                 --                --        1,084,369               --               --               --
         (281,933)          (238,442)       (5,773,609)      (3,193,323)     (24,045,004)      (2,352,165)      10,366,014
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
         (289,332)          (249,830)       (5,748,890)      (2,035,198)     (29,015,470)      (2,228,158)     (29,018,239)
    -------------      -------------     -------------    -------------    -------------    -------------    -------------
    $    (329,106)     $    (277,910)    $  (6,087,095)   $  (2,291,917)   $ (31,050,120)   $  (2,583,310)   $ (30,079,724)
    =============      =============     =============    =============    =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2001

                                                                                                   FIDELITY
                                                                                 FIDELITY             VIP
                                                                 CALVERT            VIP             EQUITY-
                                                                 SOCIAL        CONTRAFUND(R)        INCOME
                                                                BALANCED      (INITIAL CLASS)   (INITIAL CLASS)
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  1,113,980     $   2,325,451     $   2,713,083
  Mortality and expense risk and administrative charges.....      (391,987)       (4,095,496)       (2,422,805)
                                                              -------------    -------------     -------------
      Net investment income (loss)..........................       721,993        (1,770,045)          290,278
                                                              -------------    -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     2,365,692        22,830,991        13,038,458
  Cost of investments sold..................................    (2,593,222)      (22,074,351)      (14,030,404)
                                                              -------------    -------------     -------------
      Net realized gain (loss) on investments...............      (227,530)          756,640          (991,946)
  Realized gain distribution received.......................       542,740         8,207,473         7,622,468
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (3,432,236)      (52,015,544)      (18,435,392)
                                                              -------------    -------------     -------------
      Net gain (loss) on investments........................    (3,117,026)      (43,051,431)      (11,804,870)
                                                              -------------    -------------     -------------
        Net increase (decrease) in net assets resulting from
          operations........................................  $ (2,395,033)    $ (44,821,476)    $ (11,514,592)
                                                              =============    =============     =============

                                                                                 VAN ECK
                                                              T. ROWE PRICE     WORLDWIDE        AMSOUTH
                                                                 EQUITY           HARD          ENHANCED
                                                                 INCOME          ASSETS         MARKET(A)
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  1,057,167    $     56,456    $         598
  Mortality and expense risk and administrative charges.....      (950,532)        (54,425)          (6,579)
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................       106,635           2,031           (5,981)
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     3,879,370       4,176,213            9,936
  Cost of investments sold..................................    (4,031,253)     (4,103,009)         (11,194)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............      (151,883)         73,204           (1,258)
  Realized gain distribution received.......................     1,394,154              71               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    (1,334,107)       (588,213)          (3,620)
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................       (91,836)       (514,938)          (4,878)
                                                              -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
          from operations...................................  $     14,799    $   (512,907)   $     (10,859)
                                                              =============   =============   =============

Not all investment divisions are available under all policies.
(a) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(b) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                    MORGAN STANLEY
                         JANUS ASPEN           MFS(R)                                                    UIF
      JANUS ASPEN           SERIES           INVESTORS            MFS(R)             MFS(R)            EMERGING
         SERIES           WORLDWIDE            TRUST             RESEARCH          UTILITIES           MARKETS
      BALANCED(A)           GROWTH             SERIES           SERIES(A)          SERIES(B)          EQUITY(A)
    ---------------------------------------------------------------------------------------------------------------
     $  16,653,583      $   2,114,821      $     146,588      $       6,944      $          --      $          --
        (8,638,361)        (6,095,251)          (439,367)          (750,781)              (958)          (419,886)
     -------------      -------------      -------------      -------------      -------------      -------------
         8,015,222         (3,980,430)          (292,779)          (743,837)              (958)          (419,886)
     -------------      -------------      -------------      -------------      -------------      -------------
        31,654,402         50,404,034          3,237,578          9,952,290              4,209        316,847,031
       (24,639,898)       (46,466,956)        (3,550,180)       (12,530,865)            (4,801)      (316,347,013)
     -------------      -------------      -------------      -------------      -------------      -------------
         7,014,504          3,937,078           (312,602)        (2,578,575)              (592)           500,018
                --                 --            752,387          6,671,889                 --                 --
       (53,765,457)      (125,576,221)        (6,014,855)       (17,689,841)            (7,614)           129,236
     -------------      -------------      -------------      -------------      -------------      -------------
       (46,750,953)      (121,639,143)        (5,575,070)       (13,596,527)            (8,206)           629,254
     -------------      -------------      -------------      -------------      -------------      -------------
     $ (38,735,731)     $(125,619,573)     $  (5,867,849)     $ (14,340,364)     $      (9,164)     $     209,368
     =============      =============      =============      =============      =============      =============

                                                                 DREYFUS IP
        AMSOUTH                                                  TECHNOLOGY        NEUBERGER BERMAN
     INTERNATIONAL         AMSOUTH            AMSOUTH              GROWTH            AMT MID-CAP
       EQUITY(A)         LARGE CAP(A)        MID CAP(A)      (INITIAL SHARES)(B)      GROWTH(B)
    -----------------------------------------------------------------------------------------------
     $          --      $          --      $          --        $          --       $          --
              (925)           (11,188)            (3,736)              (9,124)             (1,406)
     -------------      -------------      -------------        -------------       -------------
              (925)           (11,188)            (3,736)              (9,124)             (1,406)
     -------------      -------------      -------------        -------------       -------------
               675             46,334                818              197,523              17,598
              (802)           (49,123)            (1,048)            (210,573)            (18,921)
     -------------      -------------      -------------        -------------       -------------
              (127)            (2,789)              (230)             (13,050)             (1,323)
                --                 --                 --                   --                  --
            (9,713)            31,067            (31,465)             251,418              30,477
     -------------      -------------      -------------        -------------       -------------
            (9,840)            28,278            (31,695)             238,368              29,154
     -------------      -------------      -------------        -------------       -------------
     $     (10,765)     $      17,090      $     (35,431)       $     229,244       $      27,748
     =============      =============      =============        =============       =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001
and December 31, 2000


                                                                MAINSTAY VP                     MAINSTAY VP
                                                           CAPITAL APPRECIATION               CASH MANAGEMENT
                                                       -----------------------------   -----------------------------
                                                          2001(B)         2000(A)         2001(B)         2000(A)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (8,060,078)  $ (10,602,340)  $   5,253,699   $   8,420,513
    Net realized gain (loss) on investments..........     19,697,363      25,100,430             (35)          1,001
    Realized gain distribution received..............             --      50,255,513             825              --
    Change in unrealized appreciation (depreciation)
      on investments.................................   (199,254,900)   (165,613,796)          1,111            (249)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................   (187,617,615)   (100,860,193)      5,255,600       8,421,265
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     48,764,262     111,319,611     115,572,144     733,667,989
    Policyowners' surrenders.........................    (37,140,495)    (34,544,718)    (33,746,398)    (20,222,444)
    Policyowners' annuity and death benefits.........     (4,477,315)     (4,586,371)     (2,777,629)     (2,226,423)
    Net transfers from (to) Fixed Account............     31,280,588      18,702,189      25,775,174      (3,940,505)
    Transfers between Investment Divisions...........    (36,654,158)    104,018,850      26,391,518    (838,452,951)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....             --              --              --              --
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............      1,772,882     194,909,561     131,214,809    (131,174,334)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        247,350         496,733         (22,924)        (31,510)
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............   (185,597,383)     94,546,101     136,447,485    (122,784,579)
NET ASSETS:
    Beginning of year................................    751,875,011     657,328,910     171,458,020     294,242,599
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 566,277,628   $ 751,875,011   $ 307,905,505   $ 171,458,020
                                                       =============   =============   =============   =============


                                                                MainStay VP                     MainStay VP
                                                           International Equity                Total Return
                                                       -----------------------------   -----------------------------
                                                           2001           2000(a)         2001(b)         2000(a)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     (12,658)  $    (159,518)  $   3,456,494   $   2,573,198
    Net realized gain (loss) on investments..........     (2,423,709)      1,432,834       3,299,609       2,236,321
    Realized gain distribution received..............         64,702       1,319,785         458,366      27,774,424
    Change in unrealized appreciation (depreciation)
      on investments.................................     (1,034,458)     (7,570,836)    (49,626,251)    (53,020,104)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     (3,406,123)     (4,977,735)    (42,411,782)    (20,436,161)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      1,637,861       2,723,634      24,120,215      39,597,773
    Policyowners' surrenders.........................       (952,640)     (1,153,047)    (19,179,525)    (16,123,878)
    Policyowners' annuity and death benefits.........       (207,511)       (176,519)     (2,789,716)     (2,585,778)
    Net transfers from (to) Fixed Account............      2,023,975       1,119,482      15,226,924       6,784,878
    Transfers between Investment Divisions...........     (1,923,946)      3,737,007     (12,181,398)     28,553,657
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............        577,739       6,250,557       5,196,500      56,226,652
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............          6,175          15,804          33,777         117,458
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     (2,822,209)      1,288,626     (37,181,505)     35,907,949
NET ASSETS:
    Beginning of year................................     24,017,265      22,728,639     341,885,888     305,977,939
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  21,195,056   $  24,017,265   $ 304,704,383   $ 341,885,888
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series II and III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                                                             MAINSTAY VP
             MAINSTAY VP                     MAINSTAY VP                     HIGH YIELD
             CONVERTIBLE                     GOVERNMENT                    CORPORATE BOND
    -----------------------------   -----------------------------   -----------------------------
       2001(b)         2000(a)         2001(b)         2000(a)         2001(b)         2000(a)
    ---------------------------------------------------------------------------------------------
    $   3,568,589   $   3,097,598   $   3,748,243   $   2,811,167   $  45,360,038   $  45,067,565
       (1,129,597)      1,171,629        (210,216)     (1,358,534)     (9,925,661)     (2,805,144)
               --       8,506,734              --              --              --          18,304
       (8,063,968)    (24,166,144)        117,370       3,457,642     (22,979,947)    (71,659,164)
    -------------   -------------   -------------   -------------   -------------   -------------
       (5,624,976)    (11,390,183)      3,655,397       4,910,275      12,454,430     (29,378,439)
    -------------   -------------   -------------   -------------   -------------   -------------
       20,568,184      35,826,218      18,215,477       7,725,487      41,236,119      34,654,297
       (8,730,708)     (3,786,921)     (6,903,821)     (3,508,145)    (28,224,414)    (23,653,886)
       (1,256,654)     (1,014,467)       (587,901)       (368,014)     (5,487,895)     (4,519,386)
       29,547,519      10,625,948      14,823,488       2,374,856      23,393,433       4,296,836
         (953,011)     42,067,416      36,559,984     (11,015,259)     23,150,243      (6,403,431)
       (5,677,182)    (10,000,000)             --              --              --              --
    -------------   -------------   -------------   -------------   -------------   -------------
       33,498,148      73,718,194      62,107,227      (4,791,075)     54,067,486       4,374,430
    -------------   -------------   -------------   -------------   -------------   -------------
          (19,381)         33,834         (13,411)        (16,752)        (25,869)         65,335
    -------------   -------------   -------------   -------------   -------------   -------------
       27,853,791      62,361,845      65,749,213         102,448      66,496,047     (24,938,674)
      127,396,125      65,034,280      60,103,557      60,001,109     376,054,068     400,992,742
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 155,249,916   $ 127,396,125   $ 125,852,770   $  60,103,557   $ 442,550,115   $ 376,054,068
    =============   =============   =============   =============   =============   =============


             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
                VALUE                           BOND                        GROWTH EQUITY
    -----------------------------   -----------------------------   -----------------------------
       2001(b)         2000(a)         2001(b)         2000(a)         2001(b)         2000(a)
    ---------------------------------------------------------------------------------------------
    $     383,863   $      15,346   $   6,002,709   $   4,338,546   $  (2,704,953)  $  (2,996,696)
          361,783       1,972,003         (90,242)       (628,925)       (100,645)      3,535,546
        9,774,140       5,072,294              --              --              --      38,589,711
      (12,824,685)      8,725,818       1,937,501       2,831,475     (78,152,350)    (59,601,372)
    -------------   -------------   -------------   -------------   -------------   -------------
       (2,304,899)     15,785,461       7,849,968       6,541,096     (80,957,948)    (20,472,811)
    -------------   -------------   -------------   -------------   -------------   -------------
       27,030,064      10,319,353      19,177,542       5,472,326      36,935,798      64,316,841
      (10,834,343)     (9,385,090)     (7,267,424)     (4,394,982)    (21,064,604)    (16,395,828)
       (1,759,852)     (1,272,666)     (1,445,576)       (784,749)     (2,809,354)     (1,798,646)
       21,738,403       1,380,397      15,892,116       2,564,107      35,868,212      14,515,024
       22,755,024     (13,186,883)     47,742,242      (5,852,549)    (13,899,021)     65,007,661
    -------------   -------------   -------------   -------------   -------------   -------------
       58,929,296     (12,144,889)     74,098,900      (2,995,847)     35,031,031     125,645,052
    -------------   -------------   -------------   -------------   -------------   -------------
          (28,886)        (18,755)        (27,572)        (23,092)        113,227         157,041
    -------------   -------------   -------------   -------------   -------------   -------------
       56,595,511       3,621,817      81,921,296       3,522,157     (45,813,690)    105,329,282
      169,019,148     165,397,331      86,082,716      82,560,559     422,601,979     317,272,697
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 225,614,659   $ 169,019,148   $ 168,004,012   $  86,082,716   $ 376,788,289   $ 422,601,979
    =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2001
and December 31, 2000


                                                                                        MAINSTAY VP     MAINSTAY VP
                                                                MAINSTAY VP              SMALL CAP        EQUITY
                                                              INDEXED EQUITY              GROWTH          INCOME
                                                       -----------------------------   -------------   -------------
                                                           2001           2000(a)         2001(c)         2001(c)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (2,704,218)  $  (3,237,978)  $    (49,757)   $      14,029
    Net realized gain (loss) on investments..........     14,781,839       9,749,317        (32,685)         (13,040)
    Realized gain distribution received..............      6,998,998      14,116,026             --               --
    Change in unrealized appreciation (depreciation)
      on investments.................................   (124,392,572)   (106,168,978)       286,415          446,521
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................   (105,315,953)    (85,541,613)       203,973          447,510
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     49,283,835      87,989,207      2,065,855        3,456,428
    Policyowners' surrenders.........................    (39,897,427)    (33,770,454)       (93,246)        (170,727)
    Policyowners' annuity and death benefits.........     (5,988,184)     (5,347,452)           (95)          (2,227)
    Net transfers from (to) Fixed Account............     38,924,875      28,159,875        950,710        2,578,262
    Transfers between Investment Divisions...........    (29,451,263)     81,869,947      5,125,746        7,711,239
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....             --              --      5,000,000        5,000,000
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     12,871,836     158,901,123     13,048,970       18,572,975
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         37,902         361,322         (1,333)          (1,493)
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............    (92,406,215)     73,720,832     13,251,610       19,018,992
NET ASSETS:
    Beginning of year................................    758,421,508     684,700,676             --               --
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 666,015,293   $ 758,421,508   $ 13,251,610    $  19,018,992
                                                       =============   =============   =============   =============

                                                                MAINSTAY VP                        ALGER
                                                                LORD ABBETT                      AMERICAN
                                                                DEVELOPING                         SMALL
                                                                  GROWTH                      CAPITALIZATION
                                                       -----------------------------   -----------------------------
                                                          2001(b)         2000(a)          2001           2000(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (355,152)  $    (478,118)  $  (1,061,485)  $  (1,296,468)
    Net realized gain (loss) on investments..........        124,007         566,218     (39,384,253)    (41,988,748)
    Realized gain distribution received..............             --         943,627              --      34,726,123
    Change in unrealized appreciation (depreciation)
      on investments.................................     (2,352,165)     (8,512,850)     10,366,014     (27,682,001)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     (2,583,310)     (7,481,123)    (30,079,724)    (36,241,094)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      1,429,247       3,736,916       8,308,559      27,374,775
    Policyowners' surrenders.........................       (925,315)     (1,173,756)     (6,938,545)     (3,433,805)
    Policyowners' annuity and death benefits.........       (197,906)        (45,347)       (442,172)       (373,087)
    Net transfers from (to) Fixed Account............      1,277,592       1,523,807      11,036,302      11,298,510
    Transfers between Investment Divisions...........     (2,309,358)      6,271,420      (4,603,579)     44,204,440
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............       (725,740)     10,313,040       7,360,565      79,070,833
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (3,406)         29,293          43,117         106,785
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     (3,312,456)      2,861,210     (22,676,042)     42,936,524
NET ASSETS:
    Beginning of year................................     29,932,955      27,071,745      94,796,508      51,859,984
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  26,620,499   $  29,932,955   $  72,120,466   $  94,796,508
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series II and III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                             MAINSTAY VP                     MAINSTAY VP
                                                                               DREYFUS                       EAGLE ASSET
     MAINSTAY VP     MAINSTAY VP             MAINSTAY VP                        LARGE                        MANAGEMENT
       MID CAP         MID CAP            AMERICAN CENTURY                     COMPANY                         GROWTH
       GROWTH           CORE               INCOME & GROWTH                      VALUE                          EQUITY
    -------------   -------------   -----------------------------   -----------------------------   -----------------------------
       2001(C)         2001(C)         2001(B)         2000(A)         2001(B)         2000(A)         2001(B)         2000(A)
    -----------------------------------------------------------------------------------------------------------------------------
    $    (39,774)   $    (28,080)   $    (338,205)  $    (420,475)  $    (256,719)  $    (185,290)  $  (2,034,650)  $  (1,824,284)
          (7,399)        (11,388)          24,719         259,120          73,756         122,839      (4,970,466)      7,688,979
              --              --               --          88,249       1,084,369         615,857              --      15,711,265
        (281,933)       (238,442)      (5,773,609)     (7,348,735)     (3,193,323)      1,282,595     (24,045,004)    (53,995,450)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        (329,106)       (277,910)      (6,087,095)     (7,421,841)     (2,291,917)      1,836,001     (31,050,120)    (32,419,490)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       1,444,081         807,903        2,880,801       7,574,559       4,431,543       4,230,310      17,857,249      56,917,203
         (13,270)        (26,398)      (2,765,876)     (1,866,785)     (1,704,673)       (925,689)     (7,954,018)     (4,319,692)
              --              --         (616,401)       (185,365)       (363,242)       (319,276)       (843,385)       (578,460)
         776,372         491,164        4,697,305       4,727,285       8,071,316       2,556,929      27,838,244      15,876,356
       1,316,123       1,105,194       (1,535,328)      7,631,772       2,958,512       5,068,496     (21,803,324)     87,344,821
       5,000,000       5,000,000               --              --              --              --      (1,685,468)    (15,000,000)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       8,523,306       7,377,863        2,660,501      17,881,466      13,393,456      10,610,770      13,409,298     140,240,228
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
            (311)            (21)          (1,611)         29,647          (1,476)         (1,064)         11,401          96,937
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       8,193,889       7,099,932       (3,428,205)     10,489,272      11,100,063      12,445,707     (17,629,421)    107,917,675
              --              --       60,816,775      50,327,503      38,147,033      25,701,326     159,932,709      52,015,034
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  8,193,889    $  7,099,932    $  57,388,570   $  60,816,775   $  49,247,096   $  38,147,033   $ 142,303,288   $ 159,932,709
    =============   =============   =============   =============   =============   =============   =============   =============

                                              FIDELITY                        FIDELITY
               CALVERT                           VIP                             VIP                         JANUS ASPEN
               SOCIAL                       CONTRAFUND(R)                   EQUITY-INCOME                      SERIES
              BALANCED                     (INITIAL CLASS)                 (INITIAL CLASS)                    BALANCED
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2001           2000(a)          2001           2000(a)          2001           2000(a)         2001(b)         2000(a)
    -----------------------------------------------------------------------------------------------------------------------------
    $     721,993   $     135,980   $  (1,770,045)  $  (3,283,844)  $     290,278   $     246,478   $   8,015,222   $   7,635,454
         (227,530)         55,563         756,640       2,527,567        (991,946)      1,030,636       7,014,504         939,866
          542,740         813,413       8,207,473      32,205,119       7,622,468       8,082,585              --      44,689,221
       (3,432,236)     (2,265,814)    (52,015,544)    (56,999,558)    (18,435,392)      1,267,673     (53,765,457)    (74,511,518)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (2,395,033)     (1,260,858)    (44,821,476)    (25,550,716)    (11,514,592)     10,627,372     (38,735,731)    (21,246,977)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        3,188,471       4,494,907      20,708,009      46,270,381      20,221,481      17,665,558      58,493,388     117,758,343
       (1,678,884)     (1,057,669)    (15,195,570)    (12,902,569)     (9,776,105)     (6,681,888)    (35,937,935)    (21,229,768)
         (132,045)       (173,038)     (2,097,626)     (1,334,398)     (2,083,049)       (816,611)     (6,074,284)     (3,092,621)
        4,990,518       2,043,766      26,992,249      25,809,383      26,470,182       8,090,642      74,568,408      45,061,269
       (1,357,626)      4,278,613     (17,710,932)     43,697,704       5,361,000       6,691,225     (19,005,838)    147,098,302
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        5,010,434       9,586,579      12,696,130     101,540,501      40,193,509      24,948,926      72,043,739     285,595,525
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
              896           6,423          57,617         130,531            (118)        (10,400)           (446)         94,957
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        2,616,297       8,332,144     (32,067,729)     76,120,316      28,678,799      35,565,898      33,307,562     264,443,505
       26,819,385      18,487,241     321,425,675     245,305,359     159,547,840     123,981,942     602,568,085     338,124,580
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  29,435,682   $  26,819,385   $ 289,357,946   $ 321,425,675   $ 188,226,639   $ 159,547,840   $ 635,875,647   $ 602,568,085
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2001
and December 31, 2000

                                                                                                  MFS(R)
                                                            JANUS ASPEN SERIES                   INVESTORS
                                                             WORLDWIDE GROWTH                  TRUST SERIES
                                                       -----------------------------   -----------------------------
                                                           2001           2000(A)          2001           2000(A)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (3,980,430)  $  (4,583,321)  $    (292,779)  $    (241,238)
    Net realized gain (loss) on investments..........      3,937,078       2,919,298        (312,602)        174,748
    Realized gain distribution received..............             --      41,057,453         752,387         182,991
    Change in unrealized appreciation (depreciation)
      on investments.................................   (125,576,221)   (147,911,692)     (6,014,855)       (483,943)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................   (125,619,573)   (108,518,262)     (5,867,849)       (367,442)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     35,310,655     119,333,550       3,956,045       5,227,254
    Policyowners' surrenders.........................    (24,210,872)    (19,051,964)     (1,691,749)       (931,527)
    Policyowners' annuity and death benefits.........     (2,798,185)     (2,596,140)       (315,935)       (197,218)
    Net transfers from (to) Fixed Account............     42,740,447      36,925,717       8,532,352       3,457,791
    Transfers between Investment Divisions...........    (38,195,934)    154,207,110        (190,099)      3,983,700
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     12,846,111     288,818,273      10,290,614      11,540,000
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        170,553         367,196           7,670           5,342
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............   (112,602,909)    180,667,207       4,430,435      11,177,900
NET ASSETS:
    Beginning of year................................    510,361,101     329,693,894      29,910,269      18,732,369
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 397,758,192   $ 510,361,101   $  34,340,704   $  29,910,269
                                                       =============   =============   =============   =============

                                                                  VAN ECK
                                                                 WORLDWIDE                AMSOUTH         AMSOUTH
                                                                   HARD                  ENHANCED      INTERNATIONAL
                                                                  ASSETS                  MARKET          EQUITY
                                                       -----------------------------   -------------   -------------
                                                           2001           2000(A)         2001(B)         2001(B)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       2,031   $     (19,482)  $      (5,981)  $        (925)
    Net realized gain (loss) on investments..........         73,204          71,880          (1,258)           (127)
    Realized gain distribution received..............             71              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................       (588,213)        230,672          (3,620)         (9,713)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................       (512,907)        283,070         (10,859)        (10,765)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............        624,703         679,098         370,427          37,240
    Policyowners' surrenders.........................       (220,660)       (169,224)        (15,636)           (257)
    Policyowners' annuity and death benefits.........       (158,406)        (79,360)             --              --
    Net transfers from (to) Fixed Account............        499,311         245,403         739,076          89,241
    Transfers between Investment Divisions...........     (1,463,391)      1,983,406          28,991             260
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............       (718,443)      2,659,323       1,122,858         126,484
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............            627             (20)            (35)             23
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     (1,230,723)      2,942,373       1,111,964         115,742
NET ASSETS:
    Beginning of year................................      5,007,896       2,065,523              --              --
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $   3,777,173   $   5,007,896   $   1,111,964   $     115,742
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series II and III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       MFS(R)              MORGAN STANLEY                   T. ROWE PRICE
               MFS(R)                 UTILITIES         UIF EMERGING MARKETS                   EQUITY
           RESEARCH SERIES             SERIES                  EQUITY                          INCOME
    -----------------------------   -------------   -----------------------------   -----------------------------
       2001(B)         2000(A)         2001(C)         2001(B)         2000(A)          2001           2000(A)
-----------------------------------------------------------------------------------------------------------------
    $    (743,837)  $    (443,355)  $        (958)  $    (419,886)  $    (490,056)  $     106,635   $     213,118
       (2,578,575)        147,776            (592)        500,018         848,625        (151,883)        (45,639)
        6,671,889       1,404,903              --              --       4,991,556       1,394,154       2,070,066
      (17,689,841)     (6,283,009)         (7,614)        129,236     (23,965,687)     (1,334,107)      2,057,980
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (14,340,364)     (5,173,685)         (9,164)        209,368     (18,615,562)         14,799       4,295,525
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
        6,274,231      17,653,674         106,217       2,004,189       9,211,505      14,939,826       6,188,074
       (2,554,508)     (1,225,528)           (496)     (1,712,868)     (1,431,130)     (3,667,396)     (1,453,153)
         (478,208)       (217,255)             --        (150,065)       (139,645)       (567,683)       (175,568)
       13,960,004       8,587,290         167,782       2,439,885       2,708,654      18,561,014       3,456,556
       (2,853,894)     19,640,292         129,055        (166,737)     13,347,824      24,088,954       5,699,471
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
       14,347,625      44,438,473         402,558       2,414,404      23,697,208      53,354,715      13,715,380
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
           14,296          18,827               3             815          54,600          (7,183)         (7,068)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
           21,557      39,283,615         393,397       2,624,587       5,136,246      53,362,331      18,003,837
       52,519,481      13,235,866              --      28,813,117      23,676,871      42,727,848      24,724,011
    -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  52,541,038   $  52,519,481   $     393,397   $  31,437,704   $  28,813,117   $  96,090,179   $  42,727,848
    =============   =============   =============   =============   =============   =============   =============

                                       DREYFUS IP      NEUBERGER BERMAN
                                       TECHNOLOGY            AMT
       AMSOUTH         AMSOUTH           GROWTH            MID-CAP
      LARGE CAP        MID CAP      (INITIAL SHARES)        GROWTH
    -------------   -------------   ----------------   ----------------
       2001(B)         2001(B)          2001(C)            2001(C)
-----------------------------------------------------------------------
    $     (11,188)  $      (3,736)   $      (9,124)     $      (1,406)
           (2,789)           (230)         (13,050)            (1,323)
               --              --               --                 --
           31,067         (31,465)         251,418             30,477
    -------------   -------------    -------------      -------------
           17,090         (35,431)         229,244             27,748
    -------------   -------------    -------------      -------------
          367,533         220,473          873,736            137,432
          (16,802)         (2,885)         (25,538)            (5,977)
               --              --           (5,046)            (4,654)
        1,562,334         332,710          583,932            203,987
          (46,789)            294        2,150,667            289,409
    -------------   -------------    -------------      -------------
        1,866,276         550,592        3,577,751            620,197
    -------------   -------------    -------------      -------------
             (108)             14             (358)               (44)
    -------------   -------------    -------------      -------------
        1,883,258         515,175        3,806,637            647,901
               --              --               --                 --
    -------------   -------------    -------------      -------------
    $   1,883,258   $     515,175    $   3,806,637      $     647,901
    =============   =============    =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
    NYLIAC Variable Annuity Separate Account-III ("Separate Account" formerly, "LifeStages Annuity Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation
("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages()(R) Variable Annuity, LifeStages()(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages()(R) Access Variable Annuity and MainStay Access Variable Annuity), and Series III policies (LifeStages()(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity). This account was established to receive and invest premium payments under Non-Qualified and Tax Qualified Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in the shares of the MainStay VP Series Fund Inc., the Alger American Fund, the Calvert Variable Series, Inc. (formerly, "Acacia Capital Corporation"), the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Universal Institutional Funds, Inc. (formerly, "Morgan Stanley Dean Witter Universal Funds, Inc."), the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Variable Insurance Funds, the Dreyfus Investment Portfolios, and the Neuberger Berman Advisors Management Trust (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

  The following Investment Divisions, with their respective fund portfolios, are available for all LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity, LifeStages(R) Access Variable Annuity and LifeStages(R) Premium Plus Variable Annuity Policyholders to invest premium payments: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP Small Cap Growth, MainStay VP Equity Income, MainStay VP Mid Cap Growth, MainStay VP Mid Cap Core, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced (formerly, "Calvert Socially Responsible"), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Investors Trust Series (formerly, "MFS(R) Growth With Income Series"), MFS(R) Research Series, Morgan Stanley UIF Emerging Markets Equity (formerly, "Morgan Stanley Dean Witter Emerging Markets Equity"), T. Rowe Price Equity Income, Van Eck Worldwide Hard Assets, and Dreyfus IP Technology Growth (Initial Shares). Each Investment Division of the Separate Account will invest exclusively in the corresponding eligible portfolio.

  The following Investment Divisions, with their respective fund portfolios, are available for all MainStay Plus Variable Annuity, MainStay Access Variable Annuity and MainStay Premium Plus Variable Annuity Policyholders to invest premium payments: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP Small Cap Growth, MainStay VP Equity Income, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced (formerly, "Calvert Socially

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

Responsible"), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Investors Trust Series (formerly, "MFS(R) Growth With Income Series"), MFS(R) Research Series, MFS(R) Utilities Series, Morgan Stanley UIF Emerging Markets Equity (formerly "Morgan Stanley Dean Witter Emerging Markets Equity"), T. Rowe Price Equity Income, Van Eck Worldwide Hard Assets, Dreyfus IP Technology Growth (Initial Shares) and Neuberger Berman AMT Mid-Cap Growth. Each Investment Division of the Separate Account will invest exclusively in the corresponding eligible portfolio.

  The following Investment Divisions are available for AmSouth Premium Plus Variable Annuity policies: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Janus Aspen Series Balanced, MFS(R) Research Series, Morgan Stanley UIF Emerging Markets Equity (formerly, "Morgan Stanley Dean Witter Emerging Markets Equity"), AmSouth Enhanced Market, AmSouth International Equity, AmSouth Large Cap, and AmSouth Mid Cap. Each Investment Division of the Separate Account will invest exclusively in the corresponding eligible portfolio.

  For all policies within Series I, II, & III, initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For all policies, subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging Advantage Plan Accounts (where available) at the close of the Business Day they are received. In addition, for all policies, the Policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2001, the investments of the Separate Account are as follows:


                                                           MAINSTAY VP          MAINSTAY VP
                                                             CAPITAL               CASH             MAINSTAY VP
                                                           APPRECIATION         MANAGEMENT          CONVERTIBLE
                                                           ----------------------------------------------------
Number of shares.........................................      24,049             309,050              15,417
Identified cost..........................................    $751,138            $309,049            $181,293


                                                            MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                              INDEXED            SMALL CAP            EQUITY
                                                              EQUITY              GROWTH              INCOME
                                                            ---------------------------------------------------
Number of shares..........................................     28,895               1,392               1,937
Identified cost...........................................   $749,086            $ 13,001            $ 18,630

  Investment activity for the year ended December 31, 2001, was as follows:


                                                            MAINSTAY VP          MAINSTAY VP
                                                              CAPITAL               CASH             MAINSTAY VP
                                                            APPRECIATION         MANAGEMENT          CONVERTIBLE
                                                            ----------------------------------------------------
Purchases.................................................    $105,526            $978,271            $ 49,500
Proceeds from sales.......................................     111,791             841,256              12,323


                                                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                             INDEXED            SMALL CAP            EQUITY
                                                             EQUITY              GROWTH              INCOME
                                                           ---------------------------------------------------
Purchases................................................   $ 78,670            $ 13,628            $ 19,471
Proceeds from sales......................................     61,506                 594                 828

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
         12,206           54,929            2,114           18,322           14,752           12,858           18,921
       $127,009         $580,352         $ 24,566         $340,185         $234,325         $171,448         $464,914

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP        MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
        GROWTH        MID CAP CORE       & GROWTH          VALUE            EQUITY           GROWTH       CAPITALIZATION
    --------------------------------------------------------------------------------------------------------------------
            898              758            5,624            4,727           11,515            3,067            4,375
       $  8,501         $  7,362         $ 62,669         $ 49,485         $204,661         $ 32,575         $ 79,259


                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP
     MAINSTAY VP       HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH
      GOVERNMENT     CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY
    --------------------------------------------------------------------------------------------------------------------
       $ 77,950         $130,356         $ 60,928         $ 34,673         $ 77,615         $ 86,997         $ 75,878
         11,859           30,658           60,292           25,518            8,333            6,664           43,414

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT          AMERICAN
       MID CAP        MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING         SMALL
        GROWTH        MID CAP CORE       & GROWTH          VALUE            EQUITY           GROWTH       CAPITALIZATION
    --------------------------------------------------------------------------------------------------------------------
       $  8,551         $  7,475         $  8,318         $ 16,788         $ 33,031         $  3,649         $326,178
             42              102            5,984            2,515           21,612            4,730          319,840

--------------------------------------------------------------------------------

                                                 FIDELITY             FIDELITY                            JANUS ASPEN
                               CALVERT              VIP                 VIP             JANUS ASPEN         SERIES
                                SOCIAL         CONTRAFUND(R)       EQUITY-INCOME           SERIES          WORLDWIDE
                               BALANCED       (INITIAL CLASS)     (INITIAL CLASS)         BALANCED          GROWTH
                            ------------------------------------------------------------------------------------------
Number of shares..........       16,796             14,428               8,304              28,277           13,990
Identified cost...........     $ 35,157           $343,592            $199,791            $701,633         $552,510

                                                                                        DREYFUS IP         NEUBERGER
                               AMSOUTH                                                  TECHNOLOGY        BERMAN AMT
                            INTERNATIONAL        AMSOUTH            AMSOUTH               GROWTH            MID-CAP
                                EQUITY          LARGE CAP           MID CAP          (INITIAL SHARES)       GROWTH
                            ------------------------------------------------------------------------------------------
Number of shares..........           15              207                  68                  402                38
Identified cost...........     $    126         $  1,859            $    549             $  3,564          $    619

                                                 FIDELITY             FIDELITY                            JANUS ASPEN
                               CALVERT              VIP                 VIP             JANUS ASPEN         SERIES
                                SOCIAL         CONTRAFUND(R)       EQUITY-INCOME           SERIES          WORLDWIDE
                               BALANCED       (INITIAL CLASS)     (INITIAL CLASS)         BALANCED          GROWTH
                            ------------------------------------------------------------------------------------------
Purchases.................     $  8,661           $ 42,035            $ 61,291            $112,050         $ 59,292
Proceeds from sales.......        2,366             22,831              13,038              31,654           50,404

                                                                                        DREYFUS IP         NEUBERGER
                               AMSOUTH                                                  TECHNOLOGY        BERMAN AMT
                            INTERNATIONAL        AMSOUTH            AMSOUTH               GROWTH            MID-CAP
                                EQUITY          LARGE CAP           MID CAP          (INITIAL SHARES)       GROWTH
                            ------------------------------------------------------------------------------------------
Purchases.................     $    127         $  1,908            $    550             $  3,774          $    638
Proceeds from sales.......            1               46                   1                  198                18

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                       MORGAN STANLEY
        MFS(R)                                              UIF                             VAN ECK
      INVESTORS          MFS(R)           MFS(R)          EMERGING      T. ROWE PRICE      WORLDWIDE         AMSOUTH
        TRUST           RESEARCH        UTILITIES         MARKETS           EQUITY            HARD           ENHANCED
        SERIES           SERIES           SERIES           EQUITY           INCOME           ASSETS           MARKET
    --------------------------------------------------------------------------------------------------------------------
          2,012            3,683               25            4,760            5,030              355              128
       $ 39,734         $ 74,609         $    402         $ 48,895         $ 96,828         $  4,056         $  1,119

                                                       MORGAN STANLEY
        MFS(R)                                              UIF                             VAN ECK
      INVESTORS          MFS(R)           MFS(R)          EMERGING      T. ROWE PRICE      WORLDWIDE         AMSOUTH
        TRUST           RESEARCH        UTILITIES         MARKETS           EQUITY            HARD           ENHANCED
        SERIES           SERIES           SERIES           EQUITY           INCOME           ASSETS           MARKET
    --------------------------------------------------------------------------------------------------------------------
       $ 14,022         $ 30,286         $    407         $318,873         $ 58,924         $  3,458         $  1,131
          3,238            9,952                4          316,847            3,879            4,176               10

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

N
    YLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I and Series III policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn, this charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn, this charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity policies, which are also part of Series III, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn, this charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, Mainstay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity, there is a lower surrender charge. These charges are recorded as surrenders in the accompanying statements of changes in net assets.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity contracts which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies this charge is $40 per policy (may be lower in some states). For Series III policies, this charge is $30 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II and III policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, Series II, and Series III policies these charges are made daily at an annual rate of 1.40%, 1.55%, and 1.60%, respectively of the daily net asset value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

T
    he Separate Account does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 2001 and December 31, 2000, were as follows:


                                                                   MAINSTAY VP                           MAINSTAY VP
                                                              CAPITAL APPRECIATION                     CASH MANAGEMENT
                                                           ---------------------------           ---------------------------
                                                           2001(b)            2000(a)            2001(b)            2000(a)
                                                           -----------------------------------------------------------------
SERIES I POLICIES
Units issued (redeemed) on contributions by NYLIAC.....         --                  --                --                  --
Units issued on payments received from policyowners....      2,071               3,837            70,068             604,129
Units redeemed on surrenders...........................     (1,807)             (1,216)          (23,961)            (14,313)
Units redeemed on annuity and death benefits...........       (211)               (163)           (2,196)             (1,838)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................      1,127                 648             1,752              (3,589)
Units issued (redeemed) on transfers between Investment
  Divisions............................................     (1,874)              3,663            26,556            (700,084)
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................       (694)              6,769            72,219            (115,695)
Units outstanding, beginning of year...................     29,793              23,024           133,091             248,786
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................     29,099              29,793           205,310             133,091
                                                           ========           ========           ========           ========
SERIES II POLICIES
Units issued on payments received from policyowners....        109                 117            18,944               7,189
Units redeemed on surrenders...........................        (25)                 (5)           (2,737)             (2,874)
Units redeemed on annuity and death benefits...........         (1)                 --               (12)                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         --                  --               (40)                245
Units issued (redeemed) on transfers between Investment
  Divisions............................................        (20)                 11            (4,775)               (486)
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................         63                 123            11,380               4,074
Units outstanding, beginning of year...................        123                  --             4,074                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................        186                 123            15,454               4,074
                                                           ========           ========           ========           ========
SERIES III POLICIES
Units issued on payments received from policyowners....        563                 130             7,770               2,624
Units redeemed on surrenders...........................        (28)                 (1)             (738)                (58)
Units redeemed on annuity and death benefits...........        (10)                 --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................      1,080                  70            22,767                 122
Units issued (redeemed) on transfers between Investment
  Divisions............................................       (111)                 11            (2,009)               (102)
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................      1,494                 210            27,790               2,586
Units outstanding, beginning of year...................        210                  --             2,586                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................      1,704                 210            30,376               2,586
                                                           ========           ========           ========           ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                    MAINSTAY VP
        MAINSTAY VP           MAINSTAY VP           HIGH YIELD
        CONVERTIBLE           GOVERNMENT          CORPORATE BOND
    -------------------   -------------------   -------------------
    2001(b)    2000(a)    2001(b)    2000(a)    2001(b)    2000(a)
    ---------------------------------------------------------------
       (371)       (629)       --          --        --          --
      1,113       1,955     1,106         579     2,405       2,139
       (541)       (220)     (487)       (283)   (1,850)     (1,512)
        (71)        (60)      (42)        (30)     (353)       (289)
      1,473         625       676         187       928         266
        (91)      2,376     2,532        (953)    1,405        (420)
    --------   --------   --------   --------   --------   --------
      1,512       4,047     3,785        (500)    2,535         184
      7,873       3,826     4,508       5,008    25,693      25,509
    --------   --------   --------   --------   --------   --------
      9,385       7,873     8,293       4,508    28,228      25,693
    ========   ========   ========   ========   ========   ========
         86         163        84          21       102          89
        (16)         (2)       (6)         --       (39)         (3)
         (9)         --        (1)         --        (3)         --
        (12)         (8)       --          --        --          --
         --          (3)       24           6         4          (1)
    --------   --------   --------   --------   --------   --------
         49         150       101          27        64          85
        150          --        27          --        85          --
    --------   --------   --------   --------   --------   --------
        199         150       128          27       149          85
    ========   ========   ========   ========   ========   ========
        274          59       189           4       424          45
        (29)         --       (11)         --       (17)         --
        (10)         --        --          --       (17)         --
        799          16       505           1     1,011          17
         10           6       110          --       146          (8)
    --------   --------   --------   --------   --------   --------
      1,044          81       793           5     1,547          54
         81          --         5          --        54          --
    --------   --------   --------   --------   --------   --------
      1,125          81       798           5     1,601          54
    ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------



                                                                   MAINSTAY VP                           MAINSTAY VP
                                                              INTERNATIONAL EQUITY                      TOTAL RETURN
                                                           ---------------------------           ---------------------------
                                                             2001             2000(a)            2001(b)            2000(a)
                                                           -----------------------------------------------------------------
SERIES I POLICIES
Units issued on payments received from policyowners....         99                 155             1,232               1,727
Units redeemed on surrenders...........................        (71)                (68)           (1,065)               (765)
Units redeemed on annuity and death benefits...........         (9)                (11)             (148)               (123)
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         74                  65               591                 316
Units issued (redeemed) on transfers between Investment
  Divisions............................................       (112)                211              (698)              1,363
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................        (19)                352               (88)              2,518
Units outstanding, beginning of year...................      1,556               1,204            17,027              14,509
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................      1,537               1,556            16,939              17,027
                                                           ========           ========           ========           ========
SERIES II POLICIES
Units issued on payments received from policyowners....         13                  13                43                 295
Units redeemed on surrenders...........................         --                  --                (4)                 --
Units redeemed on annuity and death benefits...........        (10)                 --                --                  --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................         --                  --               (10)                 --
Units issued (redeemed) on transfers between Investment
  Divisions............................................         11                   5               (24)                  2
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................         14                  18                 5                 297
Units outstanding, beginning of year...................         18                  --               297                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................         32                  18               302                 297
                                                           ========           ========           ========           ========
SERIES III POLICIES
Units issued on payments received from policyowners....         23                   4               152                  39
Units redeemed on surrenders...........................         (1)                 --               (17)                 --
Units redeemed on annuity and death benefits...........         (1)                 --               (13)                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account........................................        129                   8               567                  17
Units issued (redeemed) on transfers between Investment
  Divisions............................................        (28)                 --               (28)                 --
                                                           --------           --------           --------           --------
  Net increase (decrease)..............................        122                  12               661                  56
Units outstanding, beginning of year...................         12                  --                56                  --
                                                           --------           --------           --------           --------
Units outstanding, end of year.........................        134                  12               717                  56
                                                           ========           ========           ========           ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
           VALUE                 BOND              GROWTH EQUITY        INDEXED EQUITY
    -------------------   -------------------   -------------------   -------------------
    2001(b)    2000(a)    2001(b)    2000(a)    2001(b)    2000(a)      2001     2000(a)
    -------------------------------------------------------------------------------------
      1,272         591     1,191         418     1,319       2,211     1,899       3,173
       (577)       (564)     (518)       (356)     (909)       (586)   (1,775)     (1,266)
        (84)        (76)     (106)        (64)     (120)        (64)     (265)       (201)
        747          80       813         202     1,093         501     1,248       1,047
      1,161        (850)    3,371        (483)     (650)      2,331    (1,437)      3,037
    --------   --------   --------   --------   --------   --------   --------   --------
      2,519        (819)    4,751        (283)      733       4,393      (330)      5,790
      8,963       9,782     6,588       6,871    15,714      11,321    30,595      24,805
    --------   --------   --------   --------   --------   --------   --------   --------
     11,482       8,963    11,339       6,588    16,447      15,714    30,265      30,595
    ========   ========   ========   ========   ========   ========   ========   ========
         59          22        74          17        97         141       135         142
         (7)         --        (7)         --        (8)         (2)      (35)         (4)
         (7)         --        --          --        (3)         --        (2)         --
         (2)         --        (1)         --         7          (3)        3          (4)
          8          --        14          (1)       (2)          3       (12)          1
    --------   --------   --------   --------   --------   --------   --------   --------
         51          22        80          16        91         139        89         135
         22          --        16          --       139          --       135          --
    --------   --------   --------   --------   --------   --------   --------   --------
         73          22        96          16       230         139       224         135
    ========   ========   ========   ========   ========   ========   ========   ========
        252           6       176          13       649          86       636         176
         (8)         --        (7)         --       (25)         (2)      (31)         --
         (9)         --        --          --        --          --        --          --
        765           1       426           5     1,354          76     1,322          38
         30          --        93          --       (87)          3       (24)          3
    --------   --------   --------   --------   --------   --------   --------   --------
      1,030           7       688          18     1,891         163     1,903         217
          7          --        18          --       163          --       217          --
    --------   --------   --------   --------   --------   --------   --------   --------
      1,037           7       706          18     2,054         163     2,120         217
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------



                                                     MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   MAINSTAY VP
                                                      SMALL CAP      EQUITY        MID CAP       MID CAP
                                                       GROWTH        INCOME        GROWTH         CORE
                                                     -----------   -----------   -----------   -----------
                                                       2001(c)       2001(c)       2001(c)       2001(c)
                                                     -----------------------------------------------------
SERIES I POLICIES
Units issued (redeemed) on contributions by
  NYLIAC...........................................        500           500           500           500
Units issued on payments received from
  policyowners.....................................        184           301           151            87
Units redeemed on surrenders.......................        (16)          (16)           (2)           (3)
Units redeemed on annuity and death benefits.......         --            --            --            --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................         75           188            57            40
Units issued (redeemed) on transfers between
  Investment Divisions.............................        543           808           149           110
                                                      --------      --------      --------      --------
  Net increase (decrease)..........................      1,286         1,781           855           734
Units outstanding, beginning of year...............         --            --            --            --
                                                      --------      --------      --------      --------
Units outstanding, end of year.....................      1,286         1,781           855           734
                                                      ========      ========      ========      ========
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................         29             9             5            --
Units redeemed on surrenders.......................         --            --            --            --
Units redeemed on annuity and death benefits.......         --            --            --            --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................         --            --            --            --
Units issued (redeemed) on transfers between
  Investment Divisions.............................         (1)            2            --            --
                                                      --------      --------      --------      --------
  Net increase (decrease)..........................         28            11             5            --
Units outstanding, beginning of year...............         --            --            --            --
                                                      --------      --------      --------      --------
Units outstanding, end of year.....................         28            11             5            --
                                                      ========      ========      ========      ========
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................         23            55             8             2
Units redeemed on surrenders.......................         --            (1)           --            --
Units redeemed on annuity and death benefits.......         --            --            --            --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................         32            84            31            14
Units issued (redeemed) on transfers between
  Investment Divisions.............................         28             3            --             9
                                                      --------      --------      --------      --------
  Net increase (decrease)..........................         83           141            39            25
Units outstanding, beginning of year...............         --            --            --            --
                                                      --------      --------      --------      --------
Units outstanding, end of year.....................         83           141            39            25
                                                      ========      ========      ========      ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                    MainStay VP
        MainStay VP           MainStay VP           Eagle Asset           MAINSTAY VP
     American Century        Dreyfus Large          Management            LORD ABBETT
      Income & Growth        Company Value         Growth Equity       DEVELOPING GROWTH
    -------------------   -------------------   -------------------   -------------------
    2001(b)    2000(a)    2001(b)    2000(a)    2001(b)    2000(a)    2001(b)    2000(a)
    -------------------------------------------------------------------------------------
         --         --         --         --       (120)      (880)        --          --
        253        611        341        371        984      2,728        132         325
       (266)      (157)      (156)       (87)      (540)      (212)      (110)       (112)
        (52)       (16)       (27)       (29)       (48)       (29)       (15)         (4)
        361        386        460        231      1,457        780        105         141
       (157)       633        237        473     (1,519)     4,206       (294)        515
    --------   --------   --------   --------   --------   --------   --------   --------
        139      1,457        855        959        214      6,593       (182)        865
      5,454      3,997      3,356      2,397      9,323      2,730      3,141       2,276
    --------   --------   --------   --------   --------   --------   --------   --------
      5,593      5,454      4,211      3,356      9,537      9,323      2,959       3,141
    ========   ========   ========   ========   ========   ========   ========   ========
          4         17         17         13         60         69          6           9
         --         --         (1)        (1)        (3)        (7)        --          --
         (9)        --         (8)        --        (18)        --         (9)         --
         (2)        --         --         --         (5)        (5)        --          --
         (1)        --          9          5        (20)        (2)        --          --
    --------   --------   --------   --------   --------   --------   --------   --------
         (8)        17         17         17         14         55         (3)          9
         17         --         17         --         55         --          9          --
    --------   --------   --------   --------   --------   --------   --------   --------
          9         17         34         17         69         55          6           9
    ========   ========   ========   ========   ========   ========   ========   ========
         29         10         66          6        342        149         30          23
         (2)        --         (5)        --        (22)        (5)        (1)         --
         (1)        --         --         --         --         --         --          --
        120         14        336          8        906         73         51           2
         --         --         23         --        (83)       (10)        24         (21)
    --------   --------   --------   --------   --------   --------   --------   --------
        146         24        420         14      1,143        207        104           4
         24         --         14         --        207         --          4          --
    --------   --------   --------   --------   --------   --------   --------   --------
        170         24        434         14      1,350        207        108           4
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------



                                                                                   CALVERT
                                                        ALGER AMERICAN             SOCIAL
                                                     SMALL CAPITALIZATION         BALANCED
                                                     ---------------------   -------------------
                                                       2001       2000(a)      2001     2000(a)
                                                     -------------------------------------------
SERIES I POLICIES
Units issued on payments received from
  policyowners.....................................       674       1,664         140        227
Units redeemed on surrenders.......................      (467)       (221)        (96)       (56)
Units redeemed on annuity and death benefits.......       (42)        (24)         (7)        (9)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       789         726         228        104
Units issued (redeemed) on transfers between
  Investment Divisions.............................      (747)      2,449         (81)       231
                                                     --------    --------    --------   --------
  Net increase (decrease)..........................       207       4,594         184        497
Units outstanding, beginning of year...............     7,657       3,063       1,484        987
                                                     --------    --------    --------   --------
Units outstanding, end of year.....................     7,864       7,657       1,668      1,484
                                                     ========    ========    ========   ========
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................       112          68           4         11
Units redeemed on surrenders.......................      (473)         (1)         (2)        --
Units redeemed on annuity and death benefits.......        (9)         --          (1)        --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        (2)         (2)         --         --
Units issued (redeemed) on transfers between
  Investment Divisions.............................       390           4          (1)        --
                                                     --------    --------    --------   --------
  Net increase (decrease)..........................        18          69          --         11
Units outstanding, beginning of year...............        69          --          11         --
                                                     --------    --------    --------   --------
Units outstanding, end of year.....................        87          69          11         11
                                                     ========    ========    ========   ========
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................       189          94          91         11
Units redeemed on surrenders.......................        (9)         (5)         (4)        --
Units redeemed on annuity and death benefits.......        (1)         --          --         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................       641          52         133         10
Units issued (redeemed) on transfers between
  Investment Divisions.............................       (26)          1          (4)        (2)
                                                     --------    --------    --------   --------
  Net increase (decrease)..........................       794         142         216         19
Units outstanding, beginning of year...............       142          --          19         --
                                                     --------    --------    --------   --------
Units outstanding, end of year.....................       936         142         235         19
                                                     ========    ========    ========   ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


         FIDELITY              FIDELITY                                   JANUS ASPEN
            VIP                   VIP               JANUS ASPEN             SERIES
       CONTRAFUND(R)         EQUITY-INCOME            SERIES               WORLDWIDE
      (INITIAL CLASS)       (INITIAL CLASS)          BALANCED               GROWTH
    -------------------   -------------------   -------------------   -------------------
      2001     2000(a)      2001     2000(a)    2001(b)    2000(a)      2001     2000(a)
    -------------------------------------------------------------------------------------
       1,057     2,249       1,098      1,137     2,693      5,644      1,690       4,553
        (908)     (651)       (619)      (442)   (1,877)    (1,051)    (1,306)       (748)
        (125)      (67)       (123)       (54)     (314)      (154)      (153)       (102)
       1,246     1,280       1,112        533     2,976      2,184      1,916       1,451
      (1,093)    2,168         271        449    (1,041)     7,227     (2,256)      5,702
    --------   --------   --------   --------   --------   --------   --------   --------
         177     4,979       1,739      1,623     2,437     13,850       (109)     10,856
      16,983    12,004       9,762      8,139    30,425     16,575     23,672      12,816
    --------   --------   --------   --------   --------   --------   --------   --------
      17,160    16,983      11,501      9,762    32,862     30,425     23,563      23,672
    ========   ========   ========   ========   ========   ========   ========   ========
          69        45          25         24       160        157         81         135
          (8)       (1)         (3)        --       (29)        --        (89)         (8)
          --        --          (8)        --        (4)        --         (1)         --
          (1)       --          (1)        --        (5)        --          2          (2)
          (3)        2          13          3       (18)         3         39           2
    --------   --------   --------   --------   --------   --------   --------   --------
          57        46          26         27       104        160         32         127
          46        --          27         --       160         --        127          --
    --------   --------   --------   --------   --------   --------   --------   --------
         103        46          53         27       264        160        159         127
    ========   ========   ========   ========   ========   ========   ========   ========
         277       101         264         18       654        189        443         229
         (21)       --         (17)        --       (56)        (2)       (38)         (6)
          (1)       --          (6)        --       (12)        --        (10)         --
         737        47         946          8     2,037        106      1,103         106
         (42)       (1)         24         --       (42)         1       (101)          4
    --------   --------   --------   --------   --------   --------   --------   --------
         950       147       1,211         26     2,581        294      1,397         333
         147        --          26         --       294         --        333          --
    --------   --------   --------   --------   --------   --------   --------   --------
       1,097       147       1,237         26     2,875        294      1,730         333
    ========   ========   ========   ========   ========   ========   ========   ========

--------------------------------------------------------------------------------



                                                     MFS(R) INVESTORS TRUST      MFS(R) RESEARCH
                                                             SERIES                  SERIES
                                                     -----------------------   -------------------
                                                        2001       2000(a)     2001(b)    2000(a)
                                                     ---------------------------------------------
SERIES I POLICIES
Units issued on payments received from
  policyowners.....................................        318          457        458       1,163
Units redeemed on surrenders.......................       (168)         (84)      (235)        (86)
Units redeemed on annuity and death benefits.......        (33)         (18)       (39)        (16)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        537          291        984         598
Units issued (redeemed) on transfers between
  Investment Divisions.............................        (46)         364       (365)      1,396
                                                      --------     --------    --------   --------
  Net increase (decrease)..........................        608        1,010        803       3,055
Units outstanding, beginning of year...............      2,695        1,685      4,054         999
                                                      --------     --------    --------   --------
Units outstanding, end of year.....................      3,303        2,695      4,857       4,054
                                                      ========     ========    ========   ========
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................         10           10         19          74
Units redeemed on surrenders.......................         (2)          --         (7)         (1)
Units redeemed on annuity and death benefits.......         --           --        (10)         --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................         --           --        (16)         (8)
Units issued (redeemed) on transfers between
  Investment Divisions.............................         10            1          3           1
                                                      --------     --------    --------   --------
  Net increase (decrease)..........................         18           11        (11)         66
Units outstanding, beginning of year...............         11           --         66          --
                                                      --------     --------    --------   --------
Units outstanding, end of year.....................         29           11         55          66
                                                      ========     ========    ========   ========
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................         87            7        136          96
Units redeemed on surrenders.......................        (10)          --        (11)         (4)
Units redeemed on annuity and death benefits.......         --           --         --          --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        422           25        486          62
Units issued (redeemed) on transfers between
  Investment Divisions.............................         (9)          --         11          25
                                                      --------     --------    --------   --------
  Net increase (decrease)..........................        490           32        622         179
Units outstanding, beginning of year...............         32           --        179          --
                                                      --------     --------    --------   --------
Units outstanding, end of year.....................        522           32        801         179
                                                      ========     ========    ========   ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                       MORGAN STANLEY
        MFS(R)               UIF
      UTILITIES           EMERGING            T. ROWE PRICE
        SERIES         MARKETS EQUITY         EQUITY INCOME
    --------------   -------------------   -------------------
       2001(c)       2001(b)    2000(a)      2001     2000(a)
    ----------------------------------------------------------
              2          218        721       1,056        583
             --         (217)      (118)       (311)      (143)
             --          (20)       (11)        (43)       (17)
              2          254        233       1,026        331
             11         (421)       874       1,991        538
       --------      --------   --------   --------   --------
             15         (186)     1,699       3,719      1,292
             --        3,358      1,659       3,679      2,387
       --------      --------   --------   --------   --------
             15        3,172      3,358       7,398      3,679
       ========      ========   ========   ========   ========
             --           12          7          66          5
             --           (1)        (1)         (4)        --
             --           --         --          --         --
             --           --         --          (1)        --
             --        1,002         --           7          8
       --------      --------   --------   --------   --------
             --        1,013          6          68         13
             --            6         --          13         --
       --------      --------   --------   --------   --------
             --        1,019          6          81         13
       ========      ========   ========   ========   ========
             10           33          4         189          6
             --           (1)        --          (8)        --
             --           --         --          (7)        --
             18           60          3         640          6
              3          (10)        --          72         (3)
       --------      --------   --------   --------   --------
             31           82          7         886          9
             --            7         --           9         --
       --------      --------   --------   --------   --------
             31           89          7         895          9
       ========      ========   ========   ========   ========

--------------------------------------------------------------------------------


                                                           VAN ECK           AMSOUTH        AMSOUTH
                                                          WORLDWIDE         ENHANCED     INTERNATIONAL
                                                         HARD ASSETS         MARKET         EQUITY
                                                     -------------------   -----------   -------------
                                                       2001     2000(a)      2001(b)        2001(b)
                                                     -------------------------------------------------
SERIES I POLICIES
Units issued on payments received from
  policyowners.....................................        39        66           --             --
Units redeemed on surrenders.......................       (22)      (17)          --             --
Units redeemed on annuity and death benefits.......       (16)       (8)          --             --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        37        24           --             --
Units issued (redeemed) on transfers between
  Investment Divisions.............................      (129)      188           --             --
                                                     --------   --------    --------       --------
  Net increase (decrease)..........................       (91)      253           --             --
Units outstanding, beginning of year...............       469       216           --             --
                                                     --------   --------    --------       --------
Units outstanding, end of year.....................       378       469           --             --
                                                     ========   ========    ========       ========
SERIES II POLICIES
Units issued on payments received from
  policyowners.....................................        10         2           --             --
Units redeemed on surrenders.......................        --        --           --             --
Units redeemed on annuity and death benefits.......        --        --           --             --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        --        --           --             --
Units issued (redeemed) on transfers between
  Investment Divisions.............................        (9)       --           --             --
                                                     --------   --------    --------       --------
  Net increase (decrease)..........................         1         2           --             --
Units outstanding, beginning of year...............         2        --           --             --
                                                     --------   --------    --------       --------
Units outstanding, end of year.....................         3         2           --             --
                                                     ========   ========    ========       ========
SERIES III POLICIES
Units issued on payments received from
  policyowners.....................................        14        --           41              4
Units redeemed on surrenders.......................        (1)       --           (2)            --
Units redeemed on annuity and death benefits.......        --        --           --             --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        15        --           85             10
Units issued (redeemed) on transfers between
  Investment Divisions.............................        (8)        5            3             --
                                                     --------   --------    --------       --------
  Net increase (decrease)..........................        20         5          127             14
Units outstanding, beginning of year...............         5        --           --             --
                                                     --------   --------    --------       --------
Units outstanding, end of year.....................        25         5          127             14
                                                     ========   ========    ========       ========

Not all investment divisions are available under all policies.
(a) For Series II and Series III policies, represents the periods March 13, 2000 and July 10, 2000, respectively (Commencement of Operations) through December 31, 2000.
(b) For AmSouth Premium Plus Variable Annuity policies, represents the period January 18, 2001 (Commencement of Operations) through December 31, 2001.
(c) For the period July 2, 2001 (Commencement of Operations) through December 31, 2001.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                   DREYFUS IP         NEUBERGER
                                   TECHNOLOGY           BERMAN
      AMSOUTH       AMSOUTH          GROWTH          AMT MID-CAP
     LARGE CAP      MID CAP     (INITIAL SHARES)        GROWTH
    -----------   -----------   ----------------   ----------------
      2001(b)       2001(b)         2001(c)            2001(c)
    ---------------------------------------------------------------
           --            --               78                 11
           --            --               (3)                (1)
           --            --               (1)                --
           --            --               24                  8
           --            --              227                 30
     --------      --------         --------           --------
           --            --              325                 48
           --            --               --                 --
     --------      --------         --------           --------
           --            --              325                 48
     ========      ========         ========           ========
           --            --                1                 --
           --            --               --                 --
           --            --               --                 --
           --            --               --                 --
           --            --                1                 --
     --------      --------         --------           --------
           --            --                2                 --
           --            --               --                 --
     --------      --------         --------           --------
           --            --                2                 --
     ========      ========         ========           ========
           42            26               16                  4
           (2)           --               --                 --
           --            --               --                 --
          182            44               39                 13
           (6)           --                3                  1
     --------      --------         --------           --------
          216            70               58                 18
           --            --               --                 --
     --------      --------         --------           --------
          216            70               58                 18
     ========      ========         ========           ========

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                       CAPITAL APPRECIATION
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $553,783   $748,887   $657,329   $367,978   $186,437
Units Outstanding..................................      29,099     29,793     23,024     15,940     11,001
Unit Value.........................................    $  19.03   $  25.14   $  28.55   $  23.09   $  16.95
Total Return.......................................      (24.3%)    (12.0%)     23.7%      36.2%      21.7%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.3%)

SERIES II POLICIES (b)
Net Assets.........................................    $  1,333   $  1,171   $     --   $     --   $     --
Units Outstanding..................................         186        123         --         --         --
Unit Value.........................................    $   7.17   $   9.48   $     --   $     --   $     --
Total Return.......................................      (24.4%)     (5.2%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.5%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 11,161   $  1,817   $     --   $     --   $     --
Units Outstanding..................................       1,704        210         --         --         --
Unit Value.........................................    $   6.55   $   8.67   $     --   $     --   $     --
Total Return.......................................      (24.5%)    (13.3%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.4%)


                                                                           MAINSTAY VP
                                                                            GOVERNMENT
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $115,641   $ 59,775   $ 60,001   $ 39,674   $ 12,687
Units Outstanding..................................       8,293      4,508      5,008      3,208      1,103
Unit Value.........................................    $  13.94   $  13.26   $  11.98   $  12.37   $  11.51
Total Return.......................................        5.1%      10.7%      (3.1%)      7.5%       7.9%
Ratio of Net Investment Income to Average Net
  Assets...........................................        4.0%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,420   $    281   $     --   $     --   $     --
Units Outstanding..................................         128         27         --         --         --
Unit Value.........................................    $  11.13   $  10.60   $     --   $     --   $     --
Total Return.......................................        5.0%       6.0%         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        3.9%

SERIES III POLICIES (c)
Net Assets.........................................    $  8,792   $     47   $     --   $     --   $     --
Units Outstanding..................................         798          5         --         --         --
Unit Value.........................................    $  11.01   $  10.49   $     --   $     --   $     --
Total Return.......................................        5.0%       5.0%         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        9.1%

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                      CASH MANAGEMENT                                          CONVERTIBLE
    ----------------------------------------------------   ----------------------------------------------------
      2001       2000       1999       1998       1997       2001       2000       1999       1998       1997
    -----------------------------------------------------------------------------------------------------------
    $260,067   $164,643   $294,243   $121,079   $ 47,593   $144,131   $125,337   $ 65,034   $ 38,111   $ 25,985
     205,310    133,091    248,786    105,842     43,157      9,385      7,873      3,826      3,139      2,205
    $   1.27   $   1.24   $   1.18   $   1.14   $   1.10   $  15.36   $  15.92   $  17.00   $  12.14   $  11.78
        2.4%       4.6%       3.4%       3.7%       4.0%      (3.5%)     (6.3%)     40.0%       3.0%      13.8%
        2.2%                                                   2.4%

    $ 16,214   $  4,180   $     --   $     --   $     --   $  1,733   $  1,356   $     --   $     --   $     --
      15,454      4,074         --         --         --        199        150         --         --         --
    $   1.05   $   1.03   $     --   $     --   $     --   $   8.71   $   9.04   $     --   $     --   $     --
        2.3%       2.6%         --         --         --      (3.7%)     (9.6%)        --         --         --
        1.9%                                                   2.3%

    $ 31,624   $  2,635   $     --   $     --   $     --   $  9,385   $    703   $     --   $     --   $     --
      30,376      2,586         --         --         --      1,125         81         --         --         --
    $   1.04   $   1.02   $     --   $     --   $     --   $   8.34   $   8.67   $     --   $     --   $     --
        2.1%       1.9%         --         --         --      (3.8%)     (1.3%)        --         --         --
        1.4%                                                   6.0%

                        MAINSTAY VP
                         HIGH YIELD                                           MAINSTAY VP
                       CORPORATE BOND                                    INTERNATIONAL EQUITY
    ----------------------------------------------------   -------------------------------------------------
      2001       2000       1999       1998       1997       2001       2000      1999      1998      1997
    --------------------------------------------------------------------------------------------------------
    $426,004   $374,764   $400,993   $310,120   $203,336   $ 19,878   $ 23,737   $22,729   $15,136   $11,476
      28,228     25,693     25,509     21,960     14,577      1,537      1,556     1,204     1,012       932
    $  15.09   $  14.59   $  15.72   $  14.12   $  13.95   $  12.94   $  15.26   $ 18.88   $ 14.95   $ 12.32
        3.4%      (7.2%)     11.3%       1.2%      11.4%     (15.2%)    (19.2%)    26.3%     21.4%      3.7%
       10.7%                                                     --

    $  1,428   $    793   $     --   $     --   $     --   $    254   $    169   $    --   $    --   $    --
         149         85         --         --         --         32         18        --        --        --
    $   9.60   $   9.29   $     --   $     --   $     --   $   7.92   $   9.35   $    --   $    --   $    --
        3.3%      (7.1%)        --         --         --     (15.3%)     (6.5%)       --        --        --
       12.6%                                                  (1.0%)

    $ 15,118   $    498   $     --   $     --   $     --   $  1,063   $    111   $    --   $    --   $    --
       1,601         54         --         --         --        134         12        --        --        --
    $   9.44   $   9.15   $     --   $     --   $     --   $   7.95   $   9.40   $    --   $    --   $    --
        3.2%      (8.5%)        --         --         --     (15.4%)     (6.0%)       --        --        --
       27.1%                                                   0.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                           TOTAL RETURN
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $296,704   $338,661   $305,978   $203,518   $111,216
Units Outstanding..................................      16,939     17,027     14,509     11,136      7,629
Unit Value.........................................    $  17.52   $  19.89   $  21.09   $  18.28   $  14.58
Total Return.......................................      (11.9%)     (5.7%)     15.4%      25.4%      16.2%
Ratio of Net Investment Income to Average Net
  Assets...........................................        1.1%

SERIES II POLICIES (b)
Net Assets.........................................    $  2,444   $  2,730   $     --   $     --   $     --
Units Outstanding..................................         302        297         --         --         --
Unit Value.........................................    $   8.09   $   9.20   $     --   $     --   $     --
Total Return.......................................      (12.1%)     (8.0%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        1.5%

SERIES III POLICIES (c)
Net Assets.........................................    $  5,557   $    495   $     --   $     --   $     --
Units Outstanding..................................         717         56         --         --         --
Unit Value.........................................    $   7.75   $   8.82   $     --   $     --   $     --
Total Return.......................................      (12.1%)    (11.8%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................        3.6%


                                                                           MAINSTAY VP
                                                                          GROWTH EQUITY
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $359,198   $419,759   $317,273   $180,165   $ 87,211
Units Outstanding..................................      16,447     15,714     11,321      8,239      4,979
Unit Value.........................................    $  21.84   $  26.71   $  28.02   $  21.87   $  17.52
Total Return.......................................      (18.2%)     (4.7%)     28.2%      24.8%      25.0%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.7%)

SERIES II POLICIES (b)
Net Assets.........................................    $  1,763   $  1,300   $     --   $     --   $     --
Units Outstanding..................................         230        139         --         --         --
Unit Value.........................................    $   7.65   $   9.37   $     --   $     --   $     --
Total Return.......................................      (18.4%)     (6.3%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.8%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 15,827   $  1,542   $     --   $     --   $     --
Units Outstanding..................................       2,054        163         --         --         --
Unit Value.........................................    $   7.70   $   9.44   $     --   $     --   $     --
Total Return.......................................      (18.4%)     (5.6%)        --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.2%)

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                          MAINSTAY VP
                           VALUE                                                 BOND
    ----------------------------------------------------   ------------------------------------------------
      2001       2000       1999       1998       1997       2001      2000      1999      1998      1997
    -------------------------------------------------------------------------------------------------------
    $213,977   $168,711   $165,397   $157,643   $120,622   $158,984   $85,728   $82,561   $61,788   $22,786
      11,482      8,963      9,782     10,004      7,236     11,339     6,588     6,871     4,993     1,981
    $  18.64   $  18.82   $  16.91   $  15.76   $  16.67   $  14.02   $ 13.01   $ 12.02   $ 12.37   $ 11.50
       (1.0%)     11.3%       7.3%      (5.5%)     21.2%       7.8%      8.3%     (2.9%)     7.6%      8.1%
        0.2%                                                   5.0%

    $    802   $    239   $     --   $     --   $     --   $  1,100   $   167   $    --   $    --   $    --
          73         22         --         --         --         96        16        --        --        --
    $  10.92   $  11.04   $     --   $     --   $     --   $  11.43   $ 10.62   $    --   $    --   $    --
       (1.1%)     10.4%         --         --         --       7.6%      6.2%        --        --        --
        0.7%                                                   4.6%

    $ 10,836   $     69   $     --   $     --   $     --   $  7,920   $   188   $    --   $    --   $    --
       1,037          7         --         --         --        706        18        --        --        --
    $  10.44   $  10.57   $     --   $     --   $     --   $  11.21   $ 10.43   $    --   $    --   $    --
       (1.2%)      5.7%         --         --         --       7.5%      4.3%        --        --        --
        2.3%                                                  11.7%

                                                           MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   MAINSTAY VP
                        MAINSTAY VP                         SMALL CAP      EQUITY        MID CAP       MID CAP
                       INDEXED EQUITY                        GROWTH        INCOME        GROWTH         CORE
    ----------------------------------------------------   -----------   -----------   -----------   -----------
      2001       2000       1999       1998       1997        2001          2001          2001          2001
    ------------------------------------------------------------------------------------------------------------
    $647,391   $755,167   $684,701   $407,588   $182,709    $ 12,197       $17,502       $ 7,773       $ 6,859
      30,265     30,595     24,805     17,575      9,982       1,286         1,781           855           734
    $  21.39   $  24.68   $  27.60   $  23.19   $  18.30    $   9.48       $  9.83       $  9.09       $  9.35
      (13.3%)    (10.6%)     19.0%      26.7%      31.0%       (5.2%)        (1.7%)        (9.1%)        (6.5%)
       (0.4%)                                                  (1.4%)         0.2%         (1.4%)        (1.0%)

    $  1,826   $  1,266   $     --   $     --   $     --    $    268       $   109       $    55       $    --
         224        135         --         --         --          28            11             5            --
    $   8.14   $   9.40   $     --   $     --   $     --    $   9.76       $  9.78       $ 11.65       $ 10.00
      (13.4%)     (6.0%)        --         --         --       (2.4%)        (2.2%)        16.5%            --
       (0.4%)                                                  (1.6%)         0.9%         (1.6%)           --

    $ 16,799   $  1,988   $     --   $     --   $     --    $    786       $ 1,409       $   365       $   241
       2,120        217         --         --         --          83           141            39            25
    $   7.92   $   9.16   $     --   $     --   $     --    $   9.47       $  9.96       $  9.30       $  9.74
      (13.5%)     (8.4%)        --         --         --       (5.3%)        (0.4%)        (7.0%)        (2.6%)
        0.7%                                                   (1.6%)         1.6%         (1.6%)        (0.3%)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                    MAINSTAY VP
                                                                 AMERICAN CENTURY
                                                                  INCOME & GROWTH
                                                       -------------------------------------
                                                        2001      2000      1999      1998
                                                       -------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $55,929   $60,445   $50,328   $24,568
Units Outstanding..................................      5,593     5,454     3,997     2,263
Unit Value.........................................    $ 10.00   $ 11.08   $ 12.59   $ 10.86
Total Return.......................................      (9.8%)   (12.0%)    16.0%      8.6%
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.6%)

SERIES II POLICIES (b)
Net Assets.........................................    $    71   $   154   $    --   $    --
Units Outstanding..................................          9        17        --        --
Unit Value.........................................    $  8.29   $  9.21   $    --   $    --
Total Return.......................................     (10.0%)    (7.9%)       --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (0.7%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 1,388   $   218   $    --   $    --
Units Outstanding..................................        170        24        --        --
Unit Value.........................................    $  8.15   $  9.05   $    --   $    --
Total Return.......................................      (9.9%)    (9.5%)       --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................         --

                                                                            ALGER
                                                                          AMERICAN
                                                                            SMALL
                                                                       CAPITALIZATION
                                                       -----------------------------------------------
                                                        2001      2000      1999      1998      1997
                                                       -----------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $66,445   $93,083   $51,860   $22,802   $11,141
Units Outstanding..................................      7,864     7,657     3,063     1,904     1,060
Unit Value.........................................    $  8.45   $ 12.16   $ 16.93   $ 11.97   $ 10.51
Total Return.......................................     (30.5%)   (28.2%)    41.4%     13.9%      9.8%
Ratio of Net Investment Income to Average Net
  Assets...........................................      (1.4%)

SERIES II POLICIES (b)
Net Assets.........................................    $   514   $   588   $    --   $    --   $    --
Units Outstanding..................................         87        69        --        --        --
Unit Value.........................................    $  5.94   $  8.56   $    --   $    --   $    --
Total Return.......................................     (30.6%)   (14.4%)       --        --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (1.5%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 5,162   $ 1,125   $    --   $    --   $    --
Units Outstanding..................................        936       142        --        --        --
Unit Value.........................................    $  5.51   $  7.95   $    --   $    --   $    --
Total Return.......................................     (30.7%)   (20.5%)       --        --        --
Ratio of Net Investment Income to Average Net
  Assets...........................................      (1.6%)

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                          MAINSTAY VP
                                                          EAGLE ASSET                              MAINSTAY VP
                 MAINSTAY VP                              MANAGEMENT                               LORD ABBETT
                   DREYFUS                                  GROWTH                                 DEVELOPING
             LARGE COMPANY VALUE                            EQUITY                                   GROWTH
    -------------------------------------   ---------------------------------------   -------------------------------------
     2001      2000      1999      1998       2001       2000      1999      1998      2001      2000      1999      1998
    -----------------------------------------------------------------------------------------------------------------------
    $44,680   $37,822   $25,701   $16,599   $132,751   $157,719   $52,015   $16,434   $25,662   $29,808   $27,072   $14,349
      4,211     3,356     2,397     1,629      9,537      9,323     2,730     1,408     2,959     3,141     2,276     1,573
    $ 10.61   $ 11.27   $ 10.72   $ 10.19   $  13.92   $  16.92   $ 19.06   $ 11.68   $  8.67   $  9.49   $ 11.89   $  9.12
      (5.9%)     5.1%      5.2%      1.9%     (17.7%)    (11.2%)    63.2%     16.8%     (8.6%)   (20.2%)    30.4%     (8.8%)
      (0.6%)                                   (1.4%)                                   (1.4%)

    $   336   $   178   $    --   $    --   $    537   $    528   $    --   $    --   $    52   $    85   $    --   $    --
         34        17        --        --         69         55        --        --         6         9        --        --
    $  9.86   $ 10.49   $    --   $    --   $   7.81   $   9.51   $    --   $    --   $  8.33   $  9.13   $    --   $    --
      (6.0%)     4.9%        --        --     (17.9%)     (4.9%)       --        --     (8.8%)    (8.7%)       --        --
      (0.7%)                                   (1.6%)                                   (1.6%)

    $ 4,231   $   147   $    --   $    --   $  9,015   $  1,686   $    --   $    --   $   906   $    40   $    --   $    --
        434        14        --        --      1,350        207        --        --       108         4        --        --
    $  9.74   $ 10.37   $    --   $    --   $   6.68   $   8.13   $    --   $    --   $  8.38   $  9.19   $    --   $    --
      (6.1%)     3.7%        --        --     (17.8%)    (18.7%)       --        --     (8.8%)    (8.1%)       --        --
       0.2%                                    (1.6%)                                   (1.6%)

                                                                          FIDELITY
                       CALVERT                                               VIP
                        SOCIAL                                          CONTRAFUND(R)
                       BALANCED                                        (INITIAL CLASS)
    ----------------------------------------------   ---------------------------------------------------
     2001      2000      1999      1998      1997      2001       2000       1999       1998      1997
    ----------------------------------------------------------------------------------------------------
    $27,380   $26,540   $18,487   $10,047   $4,160   $279,422   $319,564   $245,305   $117,113   $40,060
      1,668     1,484       987       594      282     17,160     16,983     12,004      7,022     3,079
    $ 16.41   $ 17.89   $ 18.72   $ 16.92   $14.76   $  16.28   $  18.82   $  20.44   $  16.68   $ 13.01
      (8.3%)    (4.5%)    10.7%     14.7%    18.4%     (13.5%)     (7.9%)     22.5%      28.2%     22.4%
       2.5%                                             (0.6%)

    $    98   $   103   $    --   $    --   $   --   $    883   $    452   $     --   $     --   $    --
         11        11        --        --       --        103         46         --         --        --
    $  8.57   $  9.36   $    --   $    --   $   --   $   8.58   $   9.93   $     --   $     --   $    --
      (8.4%)    (6.4%)       --        --       --     (13.6%)     (0.7%)        --         --        --
       2.0%                                             (1.0%)

    $ 1,957   $   177   $    --   $    --   $   --   $  9,054   $  1,410   $     --   $     --   $    --
        235        19        --        --       --      1,097        147         --         --        --
    $  8.34   $  9.10   $    --   $    --   $   --   $   8.26   $   9.56   $     --   $     --   $    --
      (8.4%)    (9.0%)       --        --       --     (13.6%)     (4.4%)        --         --        --
       5.7%                                             (1.3%)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             FIDELITY
                                                                               VIP
                                                                          EQUITY-INCOME
                                                                         (INITIAL CLASS)
                                                       ----------------------------------------------------
                                                         2001       2000       1999       1998       1997
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $175,541   $158,987   $123,982   $ 84,984   $ 29,915
Units Outstanding..................................      11,501      9,762      8,139      5,850      2,267
Unit Value.........................................    $  15.26   $  16.29   $  15.23   $  14.53   $  13.20
Total Return.......................................       (6.3%)      6.9%       4.9%      10.1%      26.3%
Ratio of Net Investment Income to Average Net
  Assets...........................................        0.2%

SERIES II POLICIES (b)
Net Assets.........................................    $    529   $    286   $     --   $     --   $     --
Units Outstanding..................................          53         27         --         --         --
Unit Value.........................................    $   9.97   $  10.65   $     --   $     --   $     --
Total Return.......................................       (6.4%)      6.5%         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.3%)

SERIES III POLICIES (c)
Net Assets.........................................    $ 12,157   $    275   $     --   $     --   $     --
Units Outstanding..................................       1,237         26         --         --         --
Unit Value.........................................    $   9.83   $  10.51   $     --   $     --   $     --
Total Return.......................................       (6.5%)      5.1%         --         --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.4%)

                                                                        MFS(R)
                                                                       INVESTORS
                                                                         TRUST
                                                                        SERIES
                                                       -----------------------------------------
                                                         2001       2000       1999       1998
                                                       -----------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 29,963   $ 29,503   $ 18,732   $  4,598
Units Outstanding..................................       3,303      2,695      1,685        435
Unit Value.........................................    $   9.07   $  10.95   $  11.12   $  10.57
Total Return.......................................      (17.2%)     (1.5%)      5.2%       5.7%
Ratio of Net Investment Income to Average Net
  Assets...........................................       (0.9%)

SERIES II POLICIES (b)
Net Assets.........................................    $    231   $    102   $     --   $     --
Units Outstanding..................................          29         11         --         --
Unit Value.........................................    $   8.07   $   9.75   $     --   $     --
Total Return.......................................      (17.2%)     (2.5%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.2%)

SERIES III POLICIES (c)
Net Assets.........................................    $  4,146   $    305   $     --   $     --
Units Outstanding..................................         522         32         --         --
Unit Value.........................................    $   7.94   $   9.60   $     --   $     --
Total Return.......................................      (17.3%)     (4.0%)        --         --
Ratio of Net Investment Income to Average Net
  Assets...........................................       (1.4%)

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               JANUS ASPEN
                        JANUS ASPEN                                               SERIES
                           SERIES                                               WORLDWIDE
                          BALANCED                                                GROWTH
    ----------------------------------------------------   ----------------------------------------------------
      2001       2000       1999       1998       1997       2001       2000       1999       1998       1997
    -----------------------------------------------------------------------------------------------------------
    $607,299   $598,090   $338,125   $104,735   $ 25,175   $385,523   $506,390   $329,694   $124,614   $ 54,807
      32,862     30,425     16,575      6,418      2,043     23,563     23,672     12,816      7,855      4,392
    $  18.48   $  19.66   $  20.40   $  16.32   $  12.32   $  16.36   $  21.39   $  25.73   $  15.86   $  12.48
       (6.0%)     (3.6%)     25.0%      32.4%      20.4%     (23.5%)    (16.8%)     62.2%      27.1%      20.4%
        1.3%                                                  (0.9%)

    $  2,538   $  1,636   $     --   $     --   $     --   $  1,111   $  1,165   $     --   $     --   $     --
         264        160         --         --         --        159        127         --         --         --
    $   9.61   $  10.24   $     --   $     --   $     --   $   7.00   $   9.16   $     --   $     --   $     --
       (6.2%)      2.4%         --         --         --     (23.6%)     (8.4%)        --         --         --
        1.4%                                                  (1.1%)

    $ 26,039   $  2,842   $     --   $     --   $     --   $ 11,124   $  2,806   $     --   $     --   $     --
       2,875        294         --         --         --      1,730        333         --         --         --
    $   9.06   $   9.65   $     --   $     --   $     --   $   6.43   $   8.42   $     --   $     --   $     --
       (6.1%)     (3.5%)        --         --         --     (23.6%)    (15.8%)        --         --         --
        2.4%                                                  (0.9%)

                                                                               MORGAN STANLEY
                     MFS(R)                      MFS(R)                             UIF
                    RESEARCH                    UTILITIES                     EMERGING MARKETS
                     SERIES                      SERIES                            EQUITY
    -----------------------------------------   ---------   ----------------------------------------------------
      2001       2000       1999       1998       2001        2001       2000       1999       1998       1997
    ------------------------------------------------------------------------------------------------------------
    $ 46,896   $ 50,417   $ 13,236   $  2,729   $    135    $ 25,016   $ 28,721   $ 23,677   $  6,216   $  8,180
       4,857      4,054        999        252         15       3,172      3,358      1,659        841        827
    $   9.66   $  12.44   $  13.25   $  10.83   $   8.83    $   7.89   $   8.55   $  14.27   $   7.40   $   9.89
      (22.4%)     (6.2%)     22.3%       8.3%     (11.7%)      (7.7%)    (40.1%)     93.0%     (25.2%)     (1.1%)
       (1.4%)                                      (1.4%)      (1.4%)

    $    376   $    586   $     --   $     --   $     --    $  5,828   $     38   $     --   $     --   $     --
          55         66         --         --         --       1,019          6         --         --         --
    $   6.87   $   8.86   $     --   $     --   $  10.43    $   5.72   $   6.21   $     --   $     --   $     --
      (22.5%)    (11.4%)        --         --       4.3%       (7.9%)    (37.9%)        --         --         --
       (1.5%)                                      (1.6%)      (1.6%)

    $  5,269   $  1,516   $     --   $     --   $    258    $    594   $     54   $     --   $     --   $     --
         801        179         --         --         31          89          7         --         --         --
    $   6.58   $   8.49   $     --   $     --   $   8.35    $   6.64   $   7.22   $     --   $     --   $     --
      (22.5%)    (15.1%)        --         --     (16.5%)      (8.0%)    (27.8%)        --         --         --
       (1.6%)                                      (1.6%)      (1.6%)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                        T. ROWE PRICE
                                                                           EQUITY
                                                                           INCOME
                                                            -------------------------------------
                                                             2001      2000      1999      1998
                                                            -------------------------------------
SERIES I POLICIES (a)
Net Assets..............................................    $85,476   $42,484   $24,724   $10,082
Units Outstanding.......................................     7,398      3,679    2,387        995
Unit Value..............................................    $11.55    $ 11.55   $10.36    $ 10.13
Total Return............................................        --      11.5%     2.3%       1.3%
Ratio of Net Investment Income to Average Net Assets....      0.2%

SERIES II POLICIES (b)
Net Assets..............................................    $  902    $   146   $   --    $    --
Units Outstanding.......................................        81         13       --         --
Unit Value..............................................    $11.07    $ 11.08   $   --    $    --
Total Return............................................        --      10.8%       --         --
Ratio of Net Investment Income to Average Net Assets....        --

SERIES III POLICIES (c)
Net Assets..............................................    $9,712    $    98   $   --    $    --
Units Outstanding.......................................       895          9       --         --
Unit Value..............................................    $10.85    $ 10.86   $   --    $    --
Total Return............................................        --       8.6%       --         --
Ratio of Net Investment Income to Average Net Assets....      0.3%

Not all investment divisions are available under all policies.

Annualized percentages are shown for Total Return and Ratio of Net Investment Income to Total Net Assets for all investment divisions in all years.

(a) Expenses as a percent of average net assets are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average net assets are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average net assets are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                                   NEUBERGER
                   VAN ECK                                                                         DREYFUS IP       BERMAN
                  WORLDWIDE                   AMSOUTH        AMSOUTH       AMSOUTH                 TECHNOLOGY         AMT
                    HARD                     ENHANCED     INTERNATIONAL     LARGE     AMSOUTH        GROWTH         MID-CAP
                   ASSETS                     MARKET         EQUITY          CAP      MID CAP   (INITIAL SHARES)    GROWTH
    -------------------------------------   -----------   -------------   ---------   -------   ----------------   ---------
     2001      2000      1999      1998        2001           2001          2001       2001           2001           2001
    ------------------------------------------------------------------------------------------------------------------------
    $3,510    $4,929    $2,066    $  424      $   --         $   --        $    --    $   --         $3,197         $  464
       378       469       216        53          --             --             --        --            325             48
    $ 9.28    $10.51    $ 9.57    $ 8.02      $   --         $   --        $    --    $   --         $ 9.84         $ 9.64
    (11.7%)     9.9%     19.3%    (19.8%)         --             --             --        --          (1.6%)         (3.6%)
        --                                        --             --             --        --          (1.4%)         (1.4%)

    $   29    $   25    $   --    $   --      $   --         $   --        $    --    $   --         $   23         $    1
         3         2        --        --          --             --             --        --              2             --
    $ 9.24    $10.48    $   --    $   --      $   --         $   --        $    --    $   --         $12.03         $ 9.98
    (11.8%)     4.8%        --        --          --             --             --        --          20.3%          (0.2%)
      2.2%                                        --             --             --        --          (1.6%)         (1.6%)

    $  238    $   53    $   --    $   --      $1,112         $  116        $ 1,883    $  515         $  587         $  184
        25         5        --        --         127             14            216        70             58             18
    $ 9.37    $10.63    $   --    $   --      $ 8.75         $ 8.16        $  8.72    $ 7.38         $10.03         $10.05
    (11.9%)     6.3%        --        --      (12.5%)        (18.4%)        (12.8%)   (26.2%)          0.3%           0.5%
     (0.5%)                                    (1.5%)         (1.6%)         (1.6%)    (1.6%)         (1.6%)         (1.6%)

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and
Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP Small Cap Growth, MainStay VP Equity Income, MainStay VP Mid Cap Growth, MainStay VP Mid Cap Core, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, MainStay VP Lord Abbett Developing Growth, Alger American Small Capitalization, Calvert Social Balanced (formerly known as Calvert Socially Responsible), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Investors Trust Series (formerly known as MFS(R) Growth with Income Series), MFS(R) Research Series, MFS(R) Utilities Series, Morgan Stanley UIF Emerging Markets Equity (formerly known as Morgan Stanley Dean Witter Emerging Markets Equity), T. Rowe Price Equity Income, Van Eck Worldwide Hard Assets, AmSouth Enhanced Market, AmSouth International Equity, AmSouth Large Cap, AmSouth Mid Cap, Dreyfus IP Technology Growth (Initial Shares), and Neuberger Berman AMT Mid-Cap Growth Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) at December 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 26, 2002

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2001       2000
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities
  Available for sale, at fair value                           $19,657    $14,993
  Held to maturity, at amortized cost                              --        627
Equity securities                                                  95        126
Mortgage loans                                                  2,138      1,993
Policy loans                                                      575        544
Other investments                                                 917        260
                                                              -------    -------
     Total investments                                         23,382     18,543

Cash and cash equivalents                                         790        767
Deferred policy acquisition costs                               1,887      1,660
Other assets                                                      518        439
Separate account assets                                        10,418     10,981
                                                              -------    -------
     Total assets                                             $36,995    $32,390
                                                              =======    =======
LIABILITIES AND STOCKHOLDER'S EQUITY
Policyholders' account balances                               $20,949    $17,450
Future policy benefits                                            678        492
Policy claims                                                     107         73
Deferred taxes                                                    187         87
Other liabilities                                               1,990      1,151
Separate account liabilities                                   10,339     10,942
                                                              -------    -------
     Total liabilities                                         34,250     30,195
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  (20,000 shares authorized, 2,500 issued and outstanding)         25         25
Additional paid in capital                                        780        480
Accumulated other comprehensive income (loss)                     104        (31)
Retained earnings                                               1,836      1,721
                                                              -------    -------
     Total stockholder's equity                                 2,745      2,195
                                                              -------    -------
     Total liabilities and stockholder's equity               $36,995    $32,390
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                               YEAR ENDED DECEMBER 31,
                                                              --------------------------
                                                               2001      2000      1999
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
REVENUES
  Premiums                                                    $  235    $  144    $   79
  Annuity and universal life fees                                509       530       442
  Net investment income                                        1,452     1,315     1,180
  Net investment gains (losses)                                  (50)      (39)       12
  Other income                                                     9        10        18
                                                              ------    ------    ------
     Total revenues                                            2,155     1,960     1,731
                                                              ------    ------    ------
EXPENSES
  Interest credited to policyholders' account balances         1,133       971       858
  Policyholder benefits                                          354       330       182
  Operating expenses                                             536       503       402
                                                              ------    ------    ------
     Total expenses                                            2,023     1,804     1,442
                                                              ------    ------    ------
Income before income taxes and cumulative effect of a change
  in accounting principle                                        132       156       289
Income tax expense                                                31        53       113
                                                              ------    ------    ------
Income before cumulative effect of a change in accounting
  principle                                                      101       103       176
Cumulative effect of a change in accounting principle (net
  of income tax expense of $8 million)                            14
                                                              ------    ------    ------
NET INCOME                                                    $  115    $  103    $  176
                                                              ======    ======    ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN MILLIONS)

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 1999                      $25         $480        $1,442         $ 201           $2,148
Comprehensive loss:
  Net Income                                                               176                            176
     Other comprehensive loss, net of tax:
       Unrealized investment losses, net of
          related offsets, reclassification
          adjustments and income taxes                                                  (392)            (392)
                                                                                                       ------
Total comprehensive loss                                                                                 (216)
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 1999                     25          480         1,618          (191)           1,932
Comprehensive income:
  Net income                                                               103                            103
  Other comprehensive income, net of tax:
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      160              160
                                                                                                       ------
Total comprehensive income                                                                                263
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 2000                     25          480         1,721           (31)           2,195
Comprehensive income:
  Net income                                                               115                            115
     Cumulative effect of a change in
       accounting principle, net of tax                                                   (2)              (2)
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      137              137
                                                                                                       ------
  Other comprehensive income                                                                              135
                                                                                                       ------
Total comprehensive income                                                                                250
  Capital contribution                                       300                                          300
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 2001                    $25         $780        $1,836         $ 104           $2,745
                                                ===         ====        ======         =====           ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
                                                                2001        2000       1999
                                                              --------    --------    -------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    115    $    103    $   176
  Adjustments to reconcile net income to net cash provided
     by operating activities:
     Depreciation and amortization                                 (36)        (21)        (3)
     Net capitalization of deferred policy acquisition costs      (380)       (304)      (298)
     Annuity and universal life fees                              (227)       (233)      (215)
     Interest credited to policyholders' account balances        1,133         971        858
     Net realized investment losses (gains)                         50          39        (13)
     Deferred income taxes                                          21          54         57
     Cumulative effect of a change in accounting principle         (14)         --         --
     (Increase) decrease in:
       Net separate accounts (assets) liabilities                  (35)         22          1
       Other assets and other liabilities                           98         (64)       (92)
     Increase in:
       Policy claims                                                34           4          9
       Future policy benefits                                      186         147         41
                                                              --------    --------    -------
          NET CASH PROVIDED BY OPERATING ACTIVITIES                945         718        521
                                                              --------    --------    -------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available for sale fixed maturities                28,757       8,161      3,981
     Maturity of available for sale fixed maturities             1,902       1,497      1,505
     Maturity of held to maturity fixed maturities                  --          73        121
     Sale of equity securities                                     109          74        170
     Repayment of mortgage loans                                   322         354        227
     Sale of other investments                                      58          65         62
  Cost of:
     Available for sale fixed maturities acquired              (33,811)    (11,031)    (6,679)
     Held to maturity fixed maturities acquired                     --         (17)       (75)
     Equity securities acquired                                   (112)       (113)      (152)
     Mortgage loans acquired                                      (469)       (439)      (451)
     Other investments acquired                                   (715)       (216)       (13)
  Policy loans (net)                                               (32)        (33)       (21)
  Increase (decrease) in loaned securities                          23         422       (222)
  Securities sold under agreements to repurchase (net)             153        (488)       480
                                                              --------    --------    -------
          NET CASH USED IN INVESTING ACTIVITIES                 (3,815)     (1,691)    (1,067)
                                                              --------    --------    -------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits                                                    4,525       2,000      2,016
     Withdrawals                                                (1,396)     (1,026)    (1,154)
     Net transfers from (to) the separate accounts                (536)       (318)      (181)
  Capital contribution received from parent                        300          --         --
                                                              --------    --------    -------
          NET CASH PROVIDED BY FINANCING ACTIVITIES              2,893         656        681
                                                              --------    --------    -------
  Effect of exchange rate changes on cash and cash
     equivalents                                                    --          (3)         4
                                                              --------    --------    -------
Net increase (decrease) in cash and cash equivalents                23        (320)       139
                                                              --------    --------    -------
Cash and cash equivalents, beginning of year                       767       1,087        948
                                                              --------    --------    -------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    790    $    767    $ 1,087
                                                              ========    ========    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2001, 2000 AND 1999

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. NYLIAC offers a wide variety of interest sensitive insurance and annuity products to a large cross section of the insurance market. NYLIAC markets its products in all 50 of the United States, the District of Columbia and Taiwan, primarily through its agency force and the agency force of Taiwan. In addition, NYLIAC markets Corporate Owned Life Insurance through independent brokers and brokerage general agents.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements of life insurance enterprises requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation.

INVESTMENTS

     Fixed maturity investments, which NYLIAC has both the ability and the intent to hold to maturity, are stated at amortized cost. Investments classified as available for sale are reported at fair value. Unrealized gains and losses on available for sale securities are reported in stockholder's equity, net of deferred taxes, and certain deferred acquisition cost and policyholder account balance offsets. Significant changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective adjustment method. The cost basis of fixed maturity and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net income.

     Equity securities are carried at fair value with related unrealized gains and losses reflected in other comprehensive income, net of deferred taxes, and certain deferred acquisition cost and policyholder account balance offsets.

     Mortgage loans on real estate are carried at unpaid principal balances, net of valuation allowances, and are secured. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the fair value of the collateral.

     Investment real estate, which NYLIAC has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of investments in limited partnerships and limited liability companies, which are carried on the equity method of accounting.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the balance sheet and are carried at amortized cost, which approximates fair value.

     Derivative financial instruments are accounted for at fair market value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the balance sheet. These consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for annuities. Changes in assumptions are reflected in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

     For certain products sold in Taiwan, including whole life, periodic endowment and endowment contracts, the deferred policy acquisition costs are amortized over the life of the contract in proportion to gross premiums.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the insurer for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize capitalized policy acquisition costs. Policy benefits and claims that are charged to expenses include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals and charges. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods.

FEDERAL INCOME TAXES

     NYLIAC is a member of a group which files a consolidated Federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that NYLIAC is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES -- (CONTINUED)

prior years. Deferred income tax assets and liabilities are recognized for the future tax consequence of temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities.

     Current Federal income taxes include a provision for NYLIAC's share of the equity base tax applicable to mutual life insurance companies and their insurance subsidiaries. The amount recorded is based on NYLIAC's estimate of the differential earnings rate ("DER") (the actual rate will be announced at a later date by the Internal Revenue Service ("IRS")) used to compute the equity base tax for current and prior years.

REINSURANCE

     NYLIAC enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. NYLIAC remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. NYLIAC evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

SEPARATE ACCOUNTS

     NYLIAC has established separate accounts with varying investment objectives, which are segregated from NYLIAC's general account, and are maintained for the benefit of separate account policyholders and NYLIAC. Separate account assets are stated at market value. The liability for separate accounts represents policyholders' interests in the separate account assets. For its registered separate accounts, these liabilities include accumulated net investment income and realized and unrealized gains and losses on those assets, and generally reflect market value. For its guaranteed, non-registered separate account, the liability includes interest credited to the policies.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Insurance Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The development of policy reserves and deferred policy acquisition costs for NYLIAC's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     NYLIAC issues certain variable products with various types of guaranteed minimum death benefits features. NYLIAC currently reserves for expected payments resulting from these features. NYLIAC bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market.

     NYLIAC regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed and asset-backed securities is based on historical experience and estimates of future payment experience on the underlying assets. Actual prepayment speeds will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

     As a subsidiary of a mutual life insurance company, NYLIAC is subject to a tax on its equity base. The rates applied to NYLIAC's equity base are determined annually by the IRS after comparison of mutual life insurance company earnings for the year to the average earnings of the 50 largest stock life insurance companies for the prior three years. Due to the timing of earnings information, estimates of the current year's tax rate must be made by management. The ultimate amounts of equity base tax incurred may vary considerably from the original estimates.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2001, NYLIAC adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," ("SFAS 133") as amended by Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment to FASB Statement No. 133," ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. SFAS 133 requires that all derivatives be recorded on the balance sheet at their fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, resulted in a $14 million decrease in other comprehensive income with a corresponding increase of $14 million in net income, net of taxes. Upon its adoption of SFAS No. 133, NYLIAC reclassified $646 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative effect adjustment of $12 million increasing other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001. The net impact on other comprehensive income of these adjustments was a decrease of $2 million, after tax.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, NYLIAC has determined an estimated fair value using either a discounted cash flow approach, including provisions for credit risk generally based upon the assumption such securities will be held to maturity, broker dealer quotations, or management's pricing model.

     At December 31, 2001 and 2000, the maturity distribution of fixed maturities was as follows (in millions):

                                                              2001                       2000
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   628      $   639       $   712      $   710
Due after one year through five years                   3,736        3,838         2,915        2,906
Due after five years through ten years                  5,060        5,088         2,464        2,408
Due after ten years                                     3,267        3,277         2,841        2,707
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government agency             1,047        1,085           956          990
  Other mortgage-backed securities                      4,337        4,415         4,153        4,225
  Other asset-backed securities                         1,307        1,315         1,033        1,047
                                                      -------      -------       -------      -------
     Total Available for Sale                         $19,382      $19,657       $15,074      $14,993
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)


                                                                                         2000
                                                                                -----------------------
                                                                                AMORTIZED    ESTIMATED
HELD TO MATURITY                                                                  COST       FAIR VALUE
----------------                                                                ---------    ----------
Due in one year or less                                                           $ 49          $ 49
Due after one year through five years                                              213           298
Due after five years through ten years                                             171           170
Due after ten years                                                                179           179
Asset-backed securities                                                             15            15
                                                                                  ----          ----
     Total Held to Maturity                                                       $627          $711
                                                                                  ====          ====

     At December 31, 2001 and 2000, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                            2001
                                                     ---------------------------------------------------
                                                     AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST         GAINS         LOSSES      FAIR VALUE
------------------                                   ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                            $   773        $ 22          $  4        $   791
U.S. agencies, state and municipal                        274          20            --            294
Foreign Governments                                       110           3             1            112
Corporate                                              12,581         380           231         12,730
Other mortgage-backed securities                        4,337         100            22          4,415
Other asset-backed securities                           1,307          30            22          1,315
                                                      -------        ----          ----        -------
     Total Available for Sale                         $19,382        $555          $280        $19,657
                                                      =======        ====          ====        =======

                                                                            2000
                                                     ---------------------------------------------------
                                                     AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST         GAINS         LOSSES      FAIR VALUE
------------------                                   ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                            $   735        $ 24          $  1        $   758
U.S. agencies, state and municipal                        221          12             1            232
Foreign Governments                                        51           1            --             52
Corporate                                               8,881         146           348          8,679
Other mortgage-backed securities                        4,153          88            16          4,225
Other asset-backed securities                           1,033          24            10          1,047
                                                      -------        ----          ----        -------
     Total Available for Sale                         $15,074        $295          $376        $14,993
                                                      =======        ====          ====        =======
HELD TO MATURITY
----------------
Corporate                                             $   612        $ 92          $  8        $   696
Other                                                      15          --            --             15
                                                      -------        ----          ----        -------
     Total Held to Maturity                           $   627        $ 92          $  8        $   711
                                                      =======        ====          ====        =======

EQUITY SECURITIES

     Estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and a matrix pricing model for private placement securities. At December 31, 2001 and 2000, the distribution of gross unrealized gains and losses on equity securities was as follows (in millions):

                  UNREALIZED    UNREALIZED    ESTIMATED
          COST      GAINS         LOSSES      FAIR VALUE
          ----    ----------    ----------    ----------
  2001    $103       $ 6           $14           $ 95
  2000    $124       $14           $12           $126

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS

     NYLIAC's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair market value of the mortgage loan portfolio at December 31, 2001 and 2000 is estimated to be $2,227 million and $2,046 million, respectively. Fair market values are determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2001 and 2000, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to approximately $27 million and $54 million, respectively, at a fixed market rate of interest. These commitments are diversified by property type and geographic region.

     The general reserve provision for losses on mortgage loans was $4 million at both December 31, 2001 and 2000. There were no specific provisions for losses as of December 31, 2001 and 2000.

     NYLIAC accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is generally recognized on a cash basis. Cash payments on loans in the process of foreclosure are generally treated as a return of principal.

     At December 31, 2001 and 2000, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                   2001        2000
                                                 --------    --------
Property Type:
  Office buildings                                $  776      $  809
  Retail                                             394         396
  Apartments                                         194         167
  Residential                                        494         369
  Other                                              280         252
                                                  ------      ------
     Total                                        $2,138      $1,993
                                                  ======      ======
Geographic Region:
  Central                                         $  573      $  565
  Pacific                                            329         268
  Middle Atlantic                                    469         469
  South Atlantic                                     528         512
  New England                                        170         145
  Other                                               69          34
                                                  ------      ------
     Total                                        $2,138      $1,993
                                                  ======      ======

OTHER INVESTMENTS

     Other investments consist primarily of an investment in a limited liability company, limited partnership interests in real estate, as well as directly owned investments in real estate. The components of other investments as of December 31, 2001 and 2000 were as follows (in millions):

                                                              2001    2000
                                                              ----    ----
Limited liability company                                     $873    $185
Limited partnerships                                            22      38
Real estate                                                     18      34
Other                                                            4       3
                                                              ----    ----
     Total other investments                                  $917    $260
                                                              ====    ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER INVESTMENTS -- (CONTINUED)

     Accumulated depreciation on real estate at December 31, 2001 and 2000, was $5 million and $8 million, respectively. Depreciation expense totaled $1 million in 2001, $1 million in 2000 and $3 million in 1999.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $14 million and $13 million at December 31, 2001 and 2000, respectively, were on deposit with Governmental authorities or trustees as required by certain insurance laws and are included on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2001, 2000 and 1999, are as follows (in millions):

                                                 2001      2000      1999
                                                ------    ------    ------
Fixed maturities                                $1,238    $1,121    $1,013
Equity securities                                    6         7        10
Mortgage loans                                     155       147       134
Policy loans                                        47        46        41
Other investments                                   45        26        33
                                                ------    ------    ------
  Gross investment income                        1,491     1,347     1,231
Investment expenses                                (39)      (32)      (51)
                                                ------    ------    ------
     Net investment income                      $1,452    $1,315    $1,180
                                                ======    ======    ======

     During 1999 a fixed maturity investment that had been classified as held to maturity was transferred to available for sale and subsequently sold due to credit deterioration. The investment had an amortized cost of $10,052,000, and the sale resulted in a realized gain of $82,000.

     For the years ended December 31, 2001, 2000 and 1999, realized investment gains (losses) computed under the specific identification method are as follows (in millions):

                                                2001                           2000                           1999
                                      -------------------------      -------------------------      -------------------------
                                      GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                      -----              ------      -----              ------      -----              ------
REALIZED GAINS (LOSSES):
Fixed maturities                      $163               $(217)      $ 80               $(157)      $ 64                $(87)
Equity securities                       11                  (9)        17                  (7)        34                  (8)
Mortgage loans                          --                  (1)         8                  (1)         4                  --
Derivative instruments                   1                  (7)        --                  --         --                  --
Other investments                       10                  (1)        25                  (4)         7                  (2)
                                      ----               -----       ----               -----       ----                ----
     Subtotal                         $185               $(235)      $130               $(169)      $109                $(97)
                                      ====               =====       ====               =====       ====                ====
Total net investment gains (losses)             $(50)                          $(39)                          $12
                                                ====                           ====                           ===

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on fixed maturities available for sale are included in the Balance Sheet as a component of "Accumulated other comprehensive income (loss)". Changes in these amounts include reclassification adjustments to avoid double counting in "Comprehensive income" items that are part

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

of "Net income" for a period that also had been part of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, 2001, 2000 and 1999 are as follows (in millions):

                                                             2001    2000     1999
                                                             ----    -----    -----
Net unrealized investments gains (losses), beginning of the
  year                                                       $(31)   $(191)   $ 201
                                                             ----    -----    -----
Cumulative effect of a change in accounting principle          (2)      --       --
                                                             ----    -----    -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains (losses) arising
       during the period                                      172      220     (612)
     Less: Reclassification adjustments for gains (losses)
       included in net income                                 (64)     (41)       1
                                                             ----    -----    -----
     Change in net unrealized investment gains (losses),
       net of adjustments                                     236      261     (613)
Impact of net unrealized investment gains (losses) on:
     Policyholders' account balance                            --       (3)      (7)
     Deferred policy acquisition costs                        (99)     (98)     228
                                                             ----    -----    -----
Change in net unrealized investment gains (losses)            137      160     (392)
                                                             ----    -----    -----
Net unrealized investment gains (losses), end of year        $104    $ (31)   $(191)
                                                             ====    =====    =====

     Net unrealized gains (losses) on investments arising during the periods reported in the above table are net of income tax expense (benefit) of $93 million, $118 million and $(330) million for the years ended December 31, 2001, 2000 and 1999, respectively.

     Reclassification adjustments reported in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax benefit of $34 million, $22 million and $0 million, respectively.

     Policyholders' account balance reported in the above table are net of income tax benefit of $2 million and $3 million for the years ended December 31, 2000 and 1999, respectively.

     Deferred policy acquisition costs in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax expense (benefit) of $(53) million, $(53) million and $122 million, respectively.

NOTE 5 -- INSURANCE LIABILITIES

     NYLIAC's annuity contracts are primarily deferred annuities. The carrying value, which approximates fair value, of NYLIAC's liabilities for deferred annuities at December 31, 2001 and 2000, was $10,247 million and $7,944 million, respectively.

NOTE 6 -- SEPARATE ACCOUNTS

     NYLIAC maintains eight non-guaranteed, registered separate accounts for its variable deferred annuity and variable life products. NYLIAC maintains investments in the registered separate accounts of $67 million and $40 million at December 31, 2001 and 2000, respectively. The assets of the separate accounts, which are carried at market value, represent investments in shares of the New York Life sponsored MainStay VP Series Fund and other non-proprietary funds.

     NYLIAC maintains one guaranteed separate account for universal life insurance policies. This account provides a minimum guaranteed interest rate with a market value adjustment imposed upon certain surrenders. The assets of this separate account are carried at market value.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs (DAC) for the years ended December 31, 2001, 2000 and 1999 is as follows (in millions):

                                                              2001      2000      1999
                                                             ------    ------    ------
Balance at beginning of year before adjustment
  for unrealized gains (losses) on investments               $1,630    $1,326    $1,028
Current year additions                                          558       444       372
Amortized during year                                          (179)     (140)      (74)
                                                             ------    ------    ------
Balance at end of year before adjustment for unrealized
  gains (losses) on investments                               2,009     1,630     1,326
Adjustment for unrealized gains (losses) on investments        (122)       30       181
                                                             ------    ------    ------
Balance at end of year                                       $1,887    $1,660    $1,507
                                                             ======    ======    ======

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense included in the accompanying Statement of Income is as follows (in millions):

                                                          2001    2000    1999
                                                          ----    ----    ----
Current:
  Federal before prior years adjustment                   $ 32    $ 15    $ 56
  Prior years adjustment                                   (24)    (18)     (4)
  State and local                                            2       2       4
                                                          ----    ----    ----
                                                            10      (1)     56
                                                          ====    ====    ====
Deferred:
  Federal                                                   21      54      57
                                                          ----    ----    ----
Net income tax expense                                    $ 31    $ 53    $113
                                                          ====    ====    ====

     The components of the net deferred tax liability as of December 31, 2001 and 2000 are as follows (in millions):

                                                              2001    2000
                                                              ----    ----
Deferred tax assets:
  Future policyholder benefits                                $358    $303
  Employee and agents benefits                                  57      53
                                                              ----    ----
     Gross deferred tax assets                                 415     356
                                                              ====    ====
Deferred tax liabilities:
  Deferred policy acquisition costs                            513     406
  Investments                                                   63      13
  Other                                                         26      24
                                                              ----    ----
     Gross deferred tax liabilities                            602     443
                                                              ----    ----
       Net deferred tax liability                             $187    $ 87
                                                              ====    ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

     Set forth below is a reconciliation of the Federal income tax rate to the effective tax rate for 2001, 2000 and 1999:

                                                            2001     2000     1999
                                                           ------    -----    -----
Statutory federal income tax rate                            35.0%    35.0%    35.0%
Current year equity base tax                                 12.5     13.6      5.9
True down of prior year equity base tax                     (20.1)    (9.2)      --
Tax exempt income                                            (4.9)    (4.2)    (1.4)
Other                                                         0.9     (1.2)    (0.4)
                                                           ------    -----    -----
Effective tax rate                                           23.4%    34.0%    39.1%
                                                           ======    =====    =====

     NYLIAC's Federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1995. There were no material effects on NYLIAC's results of operations as a result of these audits. NYLIAC believes that its recorded income tax liabilities are adequate for all open years.

     In March 2002, the Job Creation and Worker Assistance Act of 2002 was passed to provide tax relief and stimulate the economy. This law requires a "tax holiday" related to the Company's equity base tax for the three year period beginning 2001. The Company has accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount will be reflected as an adjustment to current income taxes incurred in 2002.

NOTE 9 -- REINSURANCE

     NYLIAC has entered into cession reinsurance agreements on a coinsurance basis with non-affiliated companies and on a yearly renewable term basis with affiliated and non-affiliated companies. Under the affiliated agreements included in the accompanying Statement of Income are $2 million, $2.3 million and $1.5 million of ceded premiums at December 31, 2001, 2000 and 1999, respectively.

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     NYLIAC uses derivative financial instruments to manage interest rate, currency, commodity and market risk. These derivative financial instruments include foreign exchange forward contracts, foreign currency options, equity total return swaps, interest rate swaps, commodity swaps and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     NYLIAC deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. NYLIAC has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the future creditworthiness of counterparties. NYLIAC uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. NYLIAC formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. For cashflow hedges of interest rate risk, NYLIAC uses either qualitative assessment, if appropriate or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cashflows method is used to measure hedge ineffectiveness when appropriate. NYLIAC does not have any fair value hedges at December 31, 2001. NYLIAC will discontinue hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available for sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). During 2001, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There are no cashflow hedges of forecasted transactions as of December 31, 2001. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2001 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $4 million.

     NYLIAC may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, NYLIAC assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains or losses. If NYLIAC is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2001, there were no such embedded derivatives that could not be separated from their host contracts.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     NYLIAC participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2001 and 2000, $829 million and $755 million, respectively, of NYLIAC's fixed maturities and equity securities were on loan to others. Collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively, is obtained. The market value of securities

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

LOANED SECURITIES AND REPURCHASE AGREEMENTS -- (CONTINUED)

loaned is monitored on a daily basis with additional collateral obtained as necessary. Such assets reflect the extent of NYLIAC's involvement in securities lending, not NYLIAC's risk of loss.

     NYLIAC enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, NYLIAC obtains the use of funds from a broker for approximately one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2001 of $284 million ($132 million at December 31,
2000) approximates fair value. The investments acquired with the funds received from the securities sold are included in other investments in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides NYLIAC with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges NYLIAC for the identified costs associated with these services and facilities under the terms of a Service Agreement between New York Life and NYLIAC. Such costs, amounting to $458 million for the year ended December 31, 2001 ($476 million for 2000 and $393 million for 1999) are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, NYLIAC is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. NYLIAC was allocated $10 million for its share of the net periodic post-retirement benefits expense in 2001 ($7 million and $12 million in 2000 and 1999, respectively) and $(6) million for the post-employment benefits expense in 2001 ($2 million in 2000 and $3 million in 1999) under the provisions of the Service Agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, in 1999 New York Life concluded a comprehensive expense reduction program expected to streamline processes and improve profitability. As a result of job eliminations and early retirement benefits as defined in management's termination plan, NYLIAC was allocated $16 million for its share of these restructuring costs in 1999, which are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     For the year ended December 31, 2001, NYLIAC recorded annuity and universal life fees of $8 million from New York Life Investment Management, LLC, a wholly owned subsidiary of New York Life for administration and advisory fees.

     At December 31, 2001 and 2000, NYLIAC had a net liability of $157 million and $111 million, respectively for the above described services which are included in other liabilities in the accompanying Balance Sheet.

     In 2001, NYLIAC received a capital contribution in the amount of $300 million from its parent company, New York Life.

     In 1999 NYLIAC sold a $197 million Corporate Sponsored Variable Universal Life (CSVUL) policy and a $82 million Corporate Sponsored Universal Life (CSUL) policy to a Voluntary Employee Benefit Association (VEBA) trust. This trust was established to fund New York Life's retired employees medical and dental benefits. In addition, in 1999 NYLIAC sold a Corporate Owned Life (COLI) policy to New York Life for $180 million in premiums. This policy was sold on the same basis as policies sold to unrelated customers.

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $20 million, $8 million, and $52 million during 2001, 2000 and 1999, respectively.

     Total interest paid was $21 million, $12 million and $30 million during 2001, 2000 and 1999, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department recognizes only

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 14 -- STATUTORY FINANCIAL INFORMATION -- (CONTINUED)

statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

     At December 31, 2001 and 2000, statutory stockholder's equity was $1,335 million and $1,098 million, respectively. Statutory net income/(loss) for the years ended December 31, 2001, 2000 and 1999 was $(82.6) million, $0.4 million and $63 million, respectively.

     The State of Delaware Insurance Department has adopted the NAIC's Codification of Statutory Accounting Principles guidance, effective January 1, 2001. The effect of adoption was a net increase in statutory surplus of approximately $27 million.

     NYLIAC is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of NYLIAC's surplus or one hundred percent of net gain from operations.

     No dividends were paid or declared for the years ended December 31, 2001, 2000 and 1999.

     As of December 31, 2001, the amount of available and accumulated funds derived from earned surplus from which NYLIAC can pay dividends is $530 million. The maximum amount of dividends which may be paid in 2002 without prior approval is $133 million.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by Statement of Financial Accounting Standards No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment to FASB Statement No. 133.

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, New York 10036
March 12, 2002

                         PROSPECTUS DATED MAY 10, 2002


                                      FOR

                   LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
             51 MADISON AVENUE, ROOM 452, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium LifeStages(R) Essentials Variable Annuity policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC"). We designed these policies to assist individuals with their long-term retirement planning needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when income payments will commence, and a guaranteed death benefit if the owner or annuitant dies before income payments have commenced.


     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take the money out of your policy which can be done in several ways. You can split your premium payments among the two guaranteed interest options, three general account options specifically for the Dollar Cost Averaging Advantage Plan and up to 18 of the 31 variable Investment Divisions listed below.



-    MainStay VP Bond
-    MainStay VP Capital Appreciation
-    MainStay VP Cash Management
-    MainStay VP Convertible
-    MainStay VP Equity Income
-    MainStay VP Government
-    MainStay VP Growth Equity
-    MainStay VP High Yield Corporate Bond
-    MainStay VP Indexed Equity
-    MainStay VP International Equity
-    MainStay VP Mid Cap Core
-    MainStay VP Mid Cap Growth
-    MainStay VP Small Cap Growth
-    MainStay VP Total Return
-    MainStay VP Value
-    MainStay VP American Century Income & Growth
-    MainStay VP Dreyfus Large Company Value
-    MainStay VP Eagle Asset Management Growth Equity
-    MainStay VP Lord Abbett Developing Growth
-    Alger American Small Capitalization
-    Calvert Social Balanced
-    Dreyfus IP Technology Growth (Initial Shares)
-    Fidelity VIP Contrafund(R) (Initial Class)
-    Fidelity VIP Equity-Income (Initial Class)
-    Janus Aspen Series Balanced
-    Janus Aspen Series Worldwide Growth
-    MFS(R) Investors Trust Series
-    MFS(R) Research Series
-    T. Rowe Price Equity Income
-    Van Eck Worldwide Hard Assets
- Van Kampen UIF Emerging Markets Equity (formerly known as Morgan Stanley UIF Emerging Markets Equity)



     We do not guarantee the investment performance of these variable Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.



     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund (VIP), the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc. and the Van Eck Worldwide Insurance Trust (the "Funds," each individually a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact us at (800) 598-2019 or your registered representative if you do not have the accompanying book of underlying fund prospectuses.


     To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 598-2019 or write to us at the address above.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                           PAGE
                                           ----
DEFINITIONS..............................    3
FEE TABLE................................    4
QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R)
  ESSENTIALS VARIABLE ANNUITY............    9
HOW DO I CONTACT NYLIAC?.................   12
FINANCIAL STATEMENTS.....................   12
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE ACCOUNT...   13
  New York Life Insurance and Annuity
    Corporation..........................   13
  The Separate Account...................   13
  The Portfolios.........................   13
  Additions, Deletions or Substitutions
    of Investments.......................   14
  Reinvestment...........................   15
THE POLICIES.............................   15
  Selecting the Variable Annuity That's
    Right for You........................   15
  Qualified and Non-Qualified Policies...   16
  Policy Application and Premium
    Payments.............................   17
  Payments Returned for Insufficient
    Funds................................   18
  Your Right to Cancel ("Free Look").....   18
  Issue Ages.............................   18
  Transfers..............................   18
    (a) Limits on Transfers..............   19
  Virtual Service Center and Interactive
    Voice Response System................   19
  Dollar Cost Averaging (DCA) Programs...   20
    (a) Traditional Dollar  Cost
        Averaging........................   21
    (b) The DCA Advantage  Plan..........   21
  Automatic Asset Reallocation...........   22
  Interest Sweep.........................   22
  Accumulation Period....................   23
    (a) Crediting of Premium  Payments...   23
    (b) Valuation of Accumulation
         Units...........................   23
  Riders.................................   23
    (a) Living Needs Benefit Rider.......   23
    (b) Unemployment Benefit  Rider......   24
    (c) Investment Protection Plan Rider
        (optional).......................   24
    (d) Enhanced Beneficiary Benefit
        Rider (optional).................   25
    (e) Enhanced Spousal Continuance
        Rider (optional).................   27
    (f) Upromise Account Rider
        (optional).......................   27
  Policy Owner Inquiries.................   28
  Records and Reports....................   28
CHARGES AND DEDUCTIONS...................   28
  Surrender Charges......................   28
  Amount of Surrender Charge.............   28



                                           PAGE
                                           ----
  Exceptions to Surrender Charges........   29
  Other Charges..........................   29
    (a) Separate Account Charge..........   29
    (b) Policy Service Charge............   29
    (c) Fund Charges.....................   29
    (d) Investment Protection Plan Rider
        Charge (optional)................   30
    (e) Rider Risk Charge Adjustment
        (optional).......................   30
    (f) Enhanced Beneficiary Benefit
        Rider Charge (optional)..........   30
    (g) Transfer Fees....................   30
  Group and Sponsored Arrangements.......   31
  Taxes..................................   31
DISTRIBUTIONS UNDER THE POLICY...........   31
  Surrenders and Withdrawals.............   31
    (a) Surrenders.......................   32
    (b) Partial Withdrawals..............   32
    (c) Periodic Partial Withdrawals.....   32
    (d) Hardship Withdrawals.............   32
  Required Minimum Distribution  Option..   33
  Our Right to Cancel....................   33
  Annuity Commencement Date..............   33
  Death Before Annuity Commencement......   33
  Income Payments........................   35
    (a) Election of Income Payment
         Options.........................   35
    (b) Proof of Survivorship............   35
  Delay of Payments......................   35
  Designation of Beneficiary.............   35
  Restrictions Under Internal Revenue
    Code Section 403(b)(11)..............   36
  Loans..................................   36
THE FIXED ACCOUNT........................   36
    (a) Interest Crediting...............   37
    (b) Transfers to Investment
         Divisions.......................   37
    (c) Fixed Account Initial  Premium
        Guarantee........................   37
THE DCA ADVANTAGE PLAN ACCOUNTS..........   38
FEDERAL TAX MATTERS......................   38
  Introduction...........................   38
  Taxation of Annuities in General.......   38
  Qualified Plans........................   39
    (a) Section 403(b) Plans.............   39
    (b) Individual Retirement
         Annuities.......................   40
    (c) Roth Individual Retirement
         Annuities.......................   40
    (d) Inherited IRAs...................   40
DISTRIBUTOR OF THE POLICIES..............   40
VOTING RIGHTS............................   40
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION.................   41


THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ATTACHED SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit we use to calculate the variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, Fixed Accumulation Value and the DCA Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which we are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policy owner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN ACCOUNTS--The 6-month, 12-month and 18-month DCA accounts used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Accounts.

DOLLAR COST AVERAGING ("DCA") ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Plan Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of our general creditors.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of each Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of our general creditors.


FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Accounts, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Accounts, and less any surrender charges and policy service charges deducted from the Fixed Accounts.


FUND--A diversified, open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use in connection with employee retirement plans that qualify for special federal income tax treatment.

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which we measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies issued under employee retirement plans that qualify for special federal income tax treatment.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                                   FEE TABLE
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                                                            MAINSTAY VP    MAINSTAY VP                  MAINSTAY VP
                                                              MAINSTAY VP     CAPITAL         CASH       MAINSTAY VP      EQUITY
                                                                 BOND       APPRECIATION   MANAGEMENT    CONVERTIBLE      INCOME
                                                              -----------   ------------   -----------   -----------    -----------
OWNER TRANSACTION EXPENSES
 Surrender Charge (as a % of amount withdrawn)..............  7% during Payment Years 1-3; 6% during Payment Years 4-5; 5% during
                                                              Payment Year 6; 4% during Payment Year 7; and 0% thereafter.
 Transfer Fee...............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
 Annual Policy Service Charge...............................  $30 per policy for policies with less than $50,000 of Accumulation
                                                              Value.
 Investment Protection Plan Rider Charge (optional).........  Maximum annual charge of 1% of the amount that is guaranteed.
 Rider Risk Charge Adjustment (optional)....................  Maximum charge of 2% of the amount that is guaranteed for cancellation of the Investment Protection Plan Rider.
 Enhanced Beneficiary Benefit Rider Charge (optional).......  Maximum annual charge of 1% of the policy's Accumulation Value, applied on a quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a % of average account value) (including mortality &
   expense risk and administrative fees)....................     1.45%          1.45%         1.45%          1.45%         1.45%
FUND ANNUAL EXPENSES
 (as a % of average net assets for the fiscal year ended
   December 31, 2001)(a)
 Advisory Fees..............................................     0.25%          0.36%         0.25%          0.36%         0.70%(b)
 Administration Fees........................................     0.20%          0.20%         0.20%          0.20%         0.00%(b)
 Other Expenses.............................................     0.07%          0.07%         0.09%          0.11%         0.24%
 Total Fund Annual Expenses.................................     0.52%          0.63%         0.54%          0.67%         0.94%(c)

                                                                                          MAINSTAY VP
                                                                            MAINSTAY VP   HIGH YIELD
                                                              MAINSTAY VP     GROWTH       CORPORATE
                                                              GOVERNMENT      EQUITY         BOND
                                                              -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
 Surrender Charge (as a % of amount withdrawn)..............
 Transfer Fee...............................................
 Annual Policy Service Charge...............................
 Investment Protection Plan Rider Charge (optional).........
 Rider Risk Charge Adjustment (optional)....................
 Enhanced Beneficiary Benefit Rider Charge (optional).......
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a % of average account value) (including mortality &
   expense risk and administrative fees)....................     1.45%         1.45%         1.45%
FUND ANNUAL EXPENSES
 (as a % of average net assets for the fiscal year ended
   December 31, 2001)(a)
 Advisory Fees..............................................     0.30%         0.25%         0.30%
 Administration Fees........................................     0.20%         0.20%         0.20%
 Other Expenses.............................................     0.10%         0.05%         0.08%
 Total Fund Annual Expenses.................................     0.60%         0.50%         0.58%



                                                              MAINSTAY VP    MAINSTAY VP    MAINSTAY VP   MAINSTAY VP   MAINSTAY VP
                                                                INDEXED     INTERNATIONAL     MID CAP       MID CAP      SMALL CAP
                                                                EQUITY         EQUITY          CORE         GROWTH        GROWTH
                                                              -----------   -------------   -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
 Surrender Charge (as a % of amount withdrawn)..............  7% during Payment Years 1-3; 6% during Payment Years 4-5; 5% during
                                                              Payment Year 6; 4% during Payment Year 7; and 0% thereafter.
 Transfer Fee...............................................  There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
 Annual Policy Service Charge...............................  $30 per policy for policies with less than $50,000 of Accumulation
                                                              Value.
 Investment Protection Plan Rider (optional)................  Maximum annual charge of 1% of the amount that is guaranteed.
 Rider Risk Charge Adjustment (optional)....................  Maximum charge of 2% of the amount that is guaranteed for cancellation of the Investment Protection Plan Rider.
 Enhanced Beneficiary Benefit Rider Charge (optional).......  Maximum annual charge of 1% of the policy's Accumulation Value, applied on a quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a % of average account value) (including mortality &
   expense risk and administrative fees)....................     1.45%          1.45%          1.45%         1.45%         1.45%
FUND ANNUAL EXPENSES
 (as a % of average net assets for the fiscal year ended
   December 31, 2001)(a)
 Advisory Fees..............................................     0.10%          0.60%          0.85%(b)      0.75%(b)      1.00%(b)
 Administration Fees........................................     0.20%          0.20%          0.00%(b)      0.00%(b)      0.00%(b)
 Other Expenses.............................................     0.07%          0.32%          0.24%         0.24%         0.24%
 Total Fund Annual Expenses.................................     0.37%          1.12%          1.09%(d)      0.99%(e)      1.24%(f)

                                                                                          MAINSTAY VP
                                                                                           AMERICAN
                                                              MAINSTAY VP                   CENTURY
                                                                 TOTAL      MAINSTAY VP    INCOME &
                                                                RETURN         VALUE        GROWTH
                                                              -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
 Surrender Charge (as a % of amount withdrawn)..............
 Transfer Fee...............................................
 Annual Policy Service Charge...............................
 Investment Protection Plan Rider (optional)................
 Rider Risk Charge Adjustment (optional)....................
 Enhanced Beneficiary Benefit Rider Charge (optional).......
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a % of average account value) (including mortality &
   expense risk and administrative fees)....................     1.45%         1.45%         1.45%
FUND ANNUAL EXPENSES
 (as a % of average net assets for the fiscal year ended
   December 31, 2001)(a)
 Advisory Fees..............................................     0.32%         0.36%         0.50%
 Administration Fees........................................     0.20%         0.20%         0.20%
 Other Expenses.............................................     0.07%         0.08%         0.18%
 Total Fund Annual Expenses.................................     0.59%         0.64%         0.88%


------------

(a)The Fund or its agents provided the fees and charges, which are based on 2001 expenses and may reflect estimated charges. We have not verified the accuracy of the information provided by the agents.


(b)The fees designated as "Advisory Fees" reflect "Management Fees", which includes both Advisory Fees and Administrative Fees for this Investment Division.


(c)"Other Expenses" are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to reduce its fees and reimburse the operating expense of the Portfolio to the extent such expenses would cause "Total Fund Annual Expenses" to exceed 0.89% of average daily net assets. This fee reduction and reimbursement agreement may be terminated by NYLIM at any time. After taking into account this fee reduction and reimbursement agreement, estimated "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" for the current year are 0.65%, 0.24% and 0.89% respectively.


(d)"Other Expenses" are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to reduce its fees and reimburse the operating expense of the Portfolio to the extent such expenses would cause "Total Fund Annual Expenses" to exceed 0.98% of average daily net assets. This fee reduction and reimbursement agreement may be terminated by NYLIM at any time. After taking into account this fee reduction and reimbursement agreement, estimated "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" for the current year are 0.74%, 0.24% and 0.98% respectively.

(e)"Other Expenses" are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to reduce its fees and reimburse the operating expense of the Portfolio to the extent such expenses would cause "Total Fund Annual Expenses" to exceed 0.97% of average daily net assets. This fee reduction and reimbursement agreement may be terminated by NYLIM at any time. After taking into account this fee reduction and reimbursement agreement, estimated "Advisory Fees", "Other Expenses and "Total Fund Annual Expenses" for the current year are 0.73%, 0.24% and 0.97% respectively.



(f) "Other Expenses" are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to reduce its fees and reimburse the operating expense of the Portfolio to the extent such expenses would cause "Total Fund Annual Expenses" to exceed 0.95% of average daily net assets. This fee reduction and reimbursement agreement may be terminated by NYLIM at any time. After taking into account this fee reduction and reimbursement agreement, estimated "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" for the current year are 0.71%, 0.24% and 0.95% respectively.

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                              MAINSTAY VP
                                                                                 EAGLE       MAINSTAY
                                                                                 ASSET          VP            ALGER
                                                               MAINSTAY VP    MANAGEMENT    LORD ABBETT      AMERICAN      CALVERT
                                                              DREYFUS LARGE     GROWTH      DEVELOPING        SMALL         SOCIAL
                                                              COMPANY VALUE     EQUITY        GROWTH      CAPITALIZATION   BALANCED
                                                              -------------   -----------   -----------   --------------   --------
OWNER TRANSACTION EXPENSES
                                                              7% during Payment Years 1-3; 6% during Payment Years 4-5; 5% during
 Surrender Charge (as a % of amount withdrawn)..............  Payment Year 6; 4% during Payment Year 7; and 0% thereafter.
                                                              There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. However, NYLIAC reserves the right to charge up to $30 for each
 Transfer Fee...............................................  transfer in excess of 12 transfers per Policy Year.
                                                              $30 per policy for policies with less than $50,000 of Accumulation
 Annual Policy Service Charge...............................  Value.
 Investment Protection Plan Rider Charge (optional).........  Maximum annual charge of 1% of the amount that is guaranteed.
                                                              Maximum charge of 2% of the amount that is guaranteed for
 Rider Risk Charge Adjustment (optional)....................  cancellation of the Investment Protection Plan Rider.
                                                              Maximum annual charge of 1% of the policy's Accumulation Value,
 Enhanced Beneficiary Benefit Rider Charge (optional).......  applied on a quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a % of average account value) (including mortality &
   expense risk and administrative fees)....................      1.45%          1.45%         1.45%           1.45%         1.45%
FUND ANNUAL EXPENSES
 (as a % of average net assets for the fiscal year ended
   December 31, 2001)(a)
 Advisory Fees..............................................      0.60%          0.50%         0.60%           0.85%        0.425%
 Administration Fees........................................      0.20%          0.20%         0.20%           0.00%        0.275%
 Other Expenses.............................................      0.19%          0.10%         0.28%           0.07%        0.18%
 Total Fund Annual Expenses.................................      0.99%          0.80%         1.08%           0.92%        0.88%(g)


                                                              DREYFUS IP     FIDELITY      FIDELITY VIP
                                                              TECHNOLOGY        VIP           EQUITY
                                                                GROWTH     CONTRAFUND(R)      INCOME
                                                              ----------   -------------   ------------
OWNER TRANSACTION EXPENSES
 Surrender Charge (as a % of amount withdrawn)..............
 Transfer Fee...............................................
 Annual Policy Service Charge...............................
 Investment Protection Plan Rider Charge (optional).........
 Rider Risk Charge Adjustment (optional)....................
 Enhanced Beneficiary Benefit Rider Charge (optional).......
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a % of average account value) (including mortality &
   expense risk and administrative fees)....................     1.45%         1.45%           1.45%
FUND ANNUAL EXPENSES
 (as a % of average net assets for the fiscal year ended
   December 31, 2001)(a)
 Advisory Fees..............................................     0.75%         0.58%           0.48%
 Administration Fees........................................     0.00%         0.00%           0.00%
 Other Expenses.............................................     0.12%         0.10%           0.10%
 Total Fund Annual Expenses.................................     0.87%(h)      0.68%(i)        0.58%(i)


                                                                                JANUS         MFS(R)
                                                                 JANUS       ASPEN SERIES    INVESTORS     MFS(R)
                                                              ASPEN SERIES    WORLDWIDE        TRUST      RESEARCH   T. ROWE PRICE
                                                                BALANCED        GROWTH        SERIES       SERIES    EQUITY INCOME
                                                              ------------   ------------    ---------    --------   -------------
OWNER TRANSACTION EXPENSES
                                                              7% during Payment Years 1-3; 6% during Payment Years 4-5; 5% during
 Surrender Charge (as a % of amount withdrawn)..............  Payment Year 6; 4% during Payment Year 7; and 0% thereafter.
                                                              There is no transfer fee on the first 12 transfers in any Policy
                                                              Year. However, NYLIAC reserves the right to charge up to $30 for
 Transfer Fee...............................................  each transfer in excess of 12 transfers per Policy Year.
                                                              $30 per policy for policies with less than $50,000 of Accumulation
 Annual Policy Service Charge...............................  Value.
 Investment Protection Plan Rider Charge (optional).........  Maximum annual charge of 1% of the amount that is guaranteed.
                                                              Maximum charge of 2% of the amount that is guaranteed for
 Rider Risk Charge Adjustment (optional)....................  cancellation of the Investment Protection Plan Rider.
                                                              Maximum annual charge of 1% of the policy's Accumulation Value,
 Enhanced Beneficiary Benefit Rider Charge (optional).......  applied on a quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a % of average account value) (including mortality &
   expense risk and administrative fees)....................      1.45%          1.45%         1.45%        1.45%        1.45%
FUND ANNUAL EXPENSES
 (as a % of average net assets for the fiscal year ended
   December 31, 2001)(a)
 Advisory Fees..............................................      0.65%          0.65%         0.75%        0.75%        0.85%(k)
 Administration Fees........................................      0.00%          0.00%         0.00%        0.00%        0.00%
 Other Expenses.............................................      0.01%          0.04%         0.15%        0.15%        0.00%
 Total Fund Annual Expenses.................................      0.66%          0.69%         0.90%(j)     0.90%(j)     0.85%


                                                                VAN ECK       VAN KAMPEN
                                                               WORLDWIDE     UIF EMERGING
                                                              HARD ASSETS   MARKETS EQUITY
                                                              -----------   --------------
OWNER TRANSACTION EXPENSES
 Surrender Charge (as a % of amount withdrawn)..............
 Transfer Fee...............................................
 Annual Policy Service Charge...............................
 Investment Protection Plan Rider Charge (optional).........
 Rider Risk Charge Adjustment (optional)....................
 Enhanced Beneficiary Benefit Rider Charge (optional).......
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a % of average account value) (including mortality &
   expense risk and administrative fees)....................     1.45%           1.45%
FUND ANNUAL EXPENSES
 (as a % of average net assets for the fiscal year ended
   December 31, 2001)(a)
 Advisory Fees..............................................     1.00%           1.25%
 Administration Fees........................................     0.00%           0.25%
 Other Expenses.............................................     0.18%           0.62%
 Total Fund Annual Expenses.................................     1.18%           2.12%(l)


------------

(g)"Other Expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be 0.87% for Social Balanced.


(h)These expenses are for the fiscal year ended December 31, 2001. Expenses in the current year and in future years may be higher or lower than the expenses presented.


(i) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.


(j) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal 0.89% for Research Series and 0.89% for Investors Trust Series.


(k)The "Advisory Fees" include the ordinary operating expenses of the Fund.


(l) The management fee for certain portfolios may be reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the portfolio's adviser to the extent total annual operating expenses exceed 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Had these fee reductions been taken into account, the "Advisory Fees", "Administration Fees", "Other Expenses" and "Total Fund Annual Expenses", respectively, would be 0.98%, 0.25%, 0.62%, 1.85%. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" are 0.10% of such investment related expenses.

EXAMPLES(1)


     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the Separate Account and the Funds. However, the table does not reflect the charges for the optional Investment Protection Plan Rider, which would add a maximum of $10.00 per year for each year that the rider is in effect. If you cancel the Investment Protection Plan Rider at any time prior to surrendering the policy, a one-time charge of up to $20.00 would apply to the extent permitted by state law. The table also does not reflect the charges for the optional Enhanced Beneficiary Benefit Rider, which, under the assumptions stated below, would add a maximum charge of $10.25 in the first Policy Year, $32.00 in the first three Policy Years, $55.50 in the first five Policy Years, and $122.90 in the first ten Policy Years to the numbers listed below. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes on surrender of the policy or the Annuity Commencement Date.


     You would pay the following expenses on a $1,000 investment in one of the Investment Divisions listed, assuming a 5% annual return on assets:

        1. If you surrender your policy at the end of the stated time period:


                                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                        --------   --------   --------   --------
                MainStay VP Bond......................................   $86.52    $135.56    $177.07    $247.20
                MainStay VP Capital Appreciation......................    87.57     138.74     182.42     258.67
                MainStay VP Cash Management...........................    86.71     137.60     179.45     250.59
                MainStay VP Convertible...............................    87.96     139.89     184.37     262.81
                MainStay VP Equity Income.............................    90.55     147.63     197.36     290.31
                MainStay VP Government................................    87.28     137.87     180.97     255.56
                MainStay VP Growth Equity.............................    86.33     134.99     176.10     245.11
                MainStay VP High Yield Corporate Bond.................    87.10     137.29     180.00     253.48
                MainStay VP Indexed Equity............................    85.08     131.23     169.75     231.38
                MainStay VP International Equity......................    92.27     152.77     205.94     308.24
                MainStay VP Mid Cap Core..............................    91.99     151.93     204.52     305.29
                MainStay VP Mid Cap Growth............................    91.02     149.07     199.75     295.32
                MainStay VP Small Cap Growth..........................    93.42     156.19     211.63     320.01
                MainStay VP Total Return..............................    87.19     137.59     180.49     254.52
                MainStay VP Value.....................................    87.67     139.02     182.91     259.71
                MainStay VP American Century Income & Growth..........    89.97     145.91     194.48     284.27
                MainStay VP Dreyfus Large Company Value...............    91.02     149.07     199.75     295.32
                MainStay VP Eagle Asset Management Growth Equity......    89.20     143.62     190.64     276.14
                MainStay VP Lord Abbett Developing Growth.............    91.89     151.63     204.04     304.28
                Alger American Small Capitalization...................    90.35     147.06     196.40     288.30
                Calvert Social Balanced...............................    89.97     145.91     194.48     284.27
                Dreyfus IP Technology Growth (Initial Shares).........    89.87     145.63     194.01     283.25
                Fidelity VIP Contrafund(R)............................    88.05     140.17     184.84     263.83
                Fidelity VIP Equity-Income............................    87.10     137.29     180.00     253.48
                Janus Aspen Series Balanced...........................    87.86     139.60     183.88     261.78
                Janus Aspen Series Worldwide Growth...................    88.15     140.47     185.34     264.88
                MFS(R) Investors Trust Series.........................    90.16     146.49     195.44     286.28
                MFS(R) Research Series................................    90.16     146.49     195.44     286.28
                T. Rowe Price Equity Income...........................    89.69     145.06     193.04     281.22
                Van Eck Worldwide Hard Assets.........................    92.85     154.49     208.78     314.14
                Van Kampen UIF Emerging Markets Equity................   101.86     180.98     252.43     402.17


---------------

(1) For purposes of calculating these examples, we have expressed the annual policy service charge as an annual percentage of assets based on the average size of policies having an Accumulation Value of less than $50,000 on December 31, 2001. The average size is approximately $20,000. This calculation method reasonably reflects the annual policy service charge applicable to policies having an Accumulation Value of less than $50,000. The annual policy service charge does not apply to policies having an Accumulation Value of $50,000 or greater. The expenses shown, therefore, would be slightly lower if your policy's Accumulation Value is $50,000 or greater.

        2. If you annuitize your policy at the end of the stated time period:


                                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                        --------   --------   --------   --------
                MainStay VP Bond......................................   $86.52    $ 67.07    $114.99    $247.20
                MainStay VP Capital Appreciation......................    87.57      70.47     120.69     258.67
                MainStay VP Cash Management...........................    86.71      69.25     117.53     250.59
                MainStay VP Convertible...............................    87.96      71.70     122.76     262.81
                MainStay VP Equity Income.............................    90.55      80.00     136.57     290.31
                MainStay VP Government................................    87.28      69.54     119.14     255.56
                MainStay VP Growth Equity.............................    86.33      66.46     113.97     245.11
                MainStay VP High Yield Corporate Bond.................    87.10      68.92     118.11     253.48
                MainStay VP Indexed Equity............................    85.08      62.43     107.21     231.38
                MainStay VP International Equity......................    92.27      85.50     145.69     308.24
                MainStay VP Mid Cap Core..............................    91.99      84.59     144.19     305.29
                MainStay VP Mid Cap Growth............................    91.02      81.53     139.12     295.32
                MainStay VP Small Cap Growth..........................    93.42      89.16     151.75     320.01
                MainStay VP Total Return..............................    87.19      69.24     118.64     254.52
                MainStay VP Value.....................................    87.67      70.77     121.20     259.71
                MainStay VP American Century Income & Growth..........    89.97      78.15     133.51     284.27
                MainStay VP Dreyfus Large Company Value...............    91.02      81.53     139.12     295.32
                MainStay VP Eagle Asset Management Growth Equity......    89.20      75.70     129.42     276.14
                MainStay VP Lord Abbett Developing Growth.............    91.89      84.27     143.67     304.28
                Alger American Small Capitalization...................    90.35      79.38     135.55     288.30
                Calvert Social Balanced...............................    89.97      78.15     133.51     284.27
                Dreyfus IP Technology Growth (Initial Shares).........    89.87      77.85     133.01     283.25
                Fidelity VIP Contrafund(R)............................    88.05      72.00     123.25     263.83
                Fidelity VIP Equity-Income............................    87.10      68.92     118.11     253.48
                Janus Aspen Series Balanced...........................    87.86      71.39     122.24     261.78
                Janus Aspen Series Worldwide Growth...................    88.15      72.32     123.79     264.88
                MFS(R) Investors Trust Series.........................    90.16      78.77     134.53     286.28
                MFS(R) Research Series................................    90.16      78.77     134.53     286.28
                T. Rowe Price Equity Income...........................    89.69      77.23     131.98     281.22
                Van Eck Worldwide Hard Assets.........................    92.85      87.33     148.72     314.14
                Van Kampen UIF Emerging Markets Equity................   101.86     115.70     195.14     402.17


     3. If you do not surrender your policy:


                                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                        --------   --------   --------   --------
                MainStay VP Bond......................................   $21.73    $ 67.07    $114.99    $247.20
                MainStay VP Capital Appreciation......................    22.86      70.47     120.69     258.67
                MainStay VP Cash Management...........................    21.94      69.25     117.53     250.59
                MainStay VP Convertible...............................    23.27      71.70     122.76     262.81
                MainStay VP Equity Income.............................    26.04      80.00     136.57     290.31
                MainStay VP Government................................    22.55      69.54     119.14     255.56
                MainStay VP Growth Equity.............................    21.54      66.46     113.97     245.11
                MainStay VP High Yield Corporate Bond.................    22.35      68.92     118.11     253.48
                MainStay VP Indexed Equity............................    20.21      62.43     107.21     231.38
                MainStay VP International Equity......................    27.88      85.50     145.69     308.24
                MainStay VP Mid Cap Core..............................    27.58      84.59     144.19     305.29
                MainStay VP Mid Cap Growth............................    26.55      81.53     139.12     295.32
                MainStay VP Small Cap Growth..........................    29.10      89.16     151.75     320.01
                MainStay VP Total Return..............................    22.45      69.24     118.64     254.52
                MainStay VP Value.....................................    22.96      70.77     121.20     259.71
                MainStay VP American Century Income & Growth..........    25.42      78.15     133.51     284.27
                MainStay VP Dreyfus Large Company Value...............    26.55      81.53     139.12     295.32
                MainStay VP Eagle Asset Management Growth Equity......    24.60      75.70     129.42     276.14
                MainStay VP Lord Abbett Developing Growth.............    27.47      84.27     143.67     304.28

                                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                        --------   --------   --------   --------
                Alger American Small Capitalization...................    25.83      79.38     135.55     288.30
                Calvert Social Balanced...............................    25.42      78.15     133.51     284.27
                Dreyfus IP Technology Growth (Initial Shares).........    25.32      77.85     133.01     283.25
                Fidelity VIP Contrafund(R)............................    23.37      72.00     123.25     263.83
                Fidelity VIP Equity-Income............................    22.35      68.92     118.11     253.48
                Janus Aspen Series Balanced...........................    23.17      71.39     122.24     261.78
                Janus Aspen Series Worldwide Growth...................    23.48      72.32     123.79     264.88
                MFS(R) Investors Trust Series.........................    25.63      78.77     134.53     286.28
                MFS(R) Research Series................................    25.63      78.77     134.53     286.28
                T. Rowe Price Equity Income...........................    25.12      77.23     131.98     281.22
                Van Eck Worldwide Hard Assets.........................    28.49      87.33     148.72     314.14
                Van Kampen UIF Emerging Markets Equity................    38.11     115.70     195.14     402.17


THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES. THE ACTUAL EXPENSES PAID OR PERFORMANCE ACHIEVED MAY BE GREATER OR LESS THAN THOSE SHOWN.

     QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY?

     A LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY is a Flexible Premium Deferred Variable Retirement Annuity policy. NYLIAC issues the policy. You may allocate premium payments to one or more of the Investment Divisions of the Separate Account, or to one or both of the Fixed Accounts. In addition, you may also allocate premium payments to one or more DCA Advantage Plan Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Accounts and the DCA Advantage Plan Accounts.

2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (i) SEPARATE ACCOUNT


             The Separate Account currently consists of 37 Investment Divisions, 31 of which are available under this policy. The available Investment Divisions are listed on the first page of this Prospectus. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


        (ii) FIXED ACCOUNTS

             Each premium payment, or the portion of any premium payment, you allocate to either of the Fixed Accounts will reflect the fixed interest rate then in effect for the particular Fixed Account. (See "THE FIXED ACCOUNTS.")

     (b) You can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of three DCA Advantage Plan Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Accounts at rates we have set in advance. The DCA Advantage Plan allows you to set up automatic dollar cost averaging from the DCA Advantage Plan Accounts into the Investment Divisions and/or the 1-Year Fixed Account. (See "THE POLICIES--Dollar Cost Averaging (DCA) Program--The DCA Advantage Plan.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNTS?


     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the 1-Year Fixed Account at least 30 days before the Annuity Commencement Date. Transfers from the Investment Divisions or the 1-Year Fixed Account into the 3-Year Fixed Account are not permitted. (See "THE FIXED ACCOUNTS.") Generally, you can transfer a minimum amount of $500, unless we agree otherwise. You can make unlimited transfers each Policy Year, subject to the "Limits on Transfers" section. However, we reserve the right to impose a fee of $30 per transfer after the first 12 in a given Policy Year. (See "THE POLICIES--Transfers.")



     You can make transfers to the Investment Divisions from the Fixed Accounts and the DCA Advantage Plan Accounts, although certain restrictions may apply. (See "THE FIXED ACCOUNTS" and "THE POLICIES--Dollar Cost Averaging (DCA) Program--The DCA Advantage Plan Accounts.") In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation or Interest Sweep options described in this Prospectus. You may not transfer money into the 1-Year Fixed Account if you transferred money out of either of the Fixed Accounts during the previous six-month period. Transfers into the 3-Year Fixed Account are not permitted.


4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date we start making Income Payments to you, we will deduct a policy service charge of $30 on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $50,000. In addition, we deduct a daily charge for certain mortality and expense risks NYLIAC assumes and for policy administration expenses. This charge is 1.45% of the average daily net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Other Charges.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies. This charge is assessed as a percentage of the amount of premium payment withdrawn during the first seven Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

                        PAYMENT YEAR                          SURRENDER CHARGE
                        ------------                          ----------------
1...........................................................         7%
2...........................................................         7%
3...........................................................         7%
4...........................................................         6%
5...........................................................         6%
6...........................................................         5%
7...........................................................         4%
8+..........................................................         0%

     For purposes of calculating the surrender charge, we treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).


     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value at the time of the withdrawal; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")


     If you select the Investment Protection Plan Rider (in jurisdictions where available), we will deduct a charge on each policy quarter, based on the amount that is guaranteed. (See "OTHER CHARGES--Investment Protection Plan Rider Charge.") The maximum annual charge for this feature is 1% of the amount that is guaranteed. To the extent permitted by law, we may deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "OTHER CHARGES--Rider Risk Charge Adjustment.") The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We set both of these charges at our sole discretion, subject to the stated maximums. You should consult with your registered representative to determine the percentages we are currently charging before you select the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective for the Investment Protection Plan.


     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), we will deduct a charge on the first Business Day of each policy quarter that the Rider is in effect based on the Accumulation Value as of that date. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable quarter. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). This charge will not change once your policy is issued.


     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?


     Unless we permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. You can make additional premium payments of at least $500 or such lower amount as we may permit at any time. Premium payments may be sent to NYLIAC at the address listed in Question 15 of this prospectus. We may agree to other methods of payment. The maximum aggregate amount of premium payments we accept is $1,000,000, without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions, Fixed Accounts and DCA Advantage Plan Accounts you have selected within two Business Days after receipt, subject to our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received.

     You may allocate the initial premium payment and thereafter maintain the Accumulation Value in up to 18 Investment Divisions (including the DCA Advantage Plan Accounts), plus the Fixed Accounts (See "AUTOMATIC ASSET REALLOCATION"). Moreover, you may raise or lower the percentages of the premium payment (which must be in whole number percentages) you place in each Allocation Alternative at the time you make a premium payment. However, any change to your allocations may not result in the Accumulation Value being allocated to more than 18 Investment Divisions (including the DCA Advantage Plan Accounts) plus the Fixed Accounts. The minimum amount which you may place in any one Allocation Alternative (except the DCA Advantage Plan Accounts) is $25, or such lower amount as we may permit. We reserve the right to limit the amount of a premium payment that you may place in any one Allocation Alternative and the number of Investment Divisions to which you allocate your Accumulation Value.

7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?


     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, we reserve the right to terminate your policy, subject to applicable state laws. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.


8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") We may offer other options, at our discretion, where permitted by state law.

10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?


     If you or the Annuitant dies before the Annuity Commencement Date, we will pay the Beneficiary under the policy an amount equal to the greatest of:


        (a) the Accumulation Value, less any outstanding loan balance,


        (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, less any rider charges, or



        (c) the "reset value" (as described under "Death Before Annuity Commencement" in this Prospectus) plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, proportional withdrawals made since the most recent Reset Anniversary, any surrender charges applicable to such proportional withdrawals, and any rider charges since the last Reset Anniversary.


     If the Beneficiary is the spouse of the Annuitant or the owner, see Question 11. (Also see "DISTRIBUTIONS UNDER THE POLICY--Death Before Annuity Commencement" and "FEDERAL TAX MATTERS.")

11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?


     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA, and SEP policies; only Inherited IRA policies are excluded). If your spouse chooses to continue the policy, we will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you select the EBB Rider and the Enhanced Spousal Continuance (ESC) Rider applies, see the EBB and ESC Riders for details.


12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?

     You can cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. Except in jurisdictions where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, we will return the Accumulation Value on the date we receive the policy. We will set forth the provision in your Policy.

13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")


14. ARE POLICY LOANS AVAILABLE?


     If you have purchased your policy in connection with a tax-sheltered annuity "TSA" (Section 403(b)) plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "DISTRIBUTIONS UNDER THE POLICY--Loans.")


15. HOW DO I CONTACT NYLIAC?


                          GENERAL INQUIRIES AND WRITTEN REQUESTS  PREMIUM PAYMENTS AND LOAN PAYMENTS
                          --------------------------------------  ----------------------------------
REGULAR MAIL              NYLIAC Variable Products Service        NYLIAC
                          Center                                  75 Remittance Drive
                          Madison Square Station                  Suite 3021
                          P.O. Box 922                            Chicago, IL 60675-3021
                          New York, NY 10159

EXPRESS MAIL              NYLIAC Variable Products Service        NYLIAC, Suite 3021
                          Center                                  c/o The Northern Trust Bank
                          51 Madison Avenue                       350 North Orleans Street
                          Room 452                                Receipt & Dispatch, 8th Floor
                          New York, NY 10010                      Chicago, IL 60654

CUSTOMER SERVICE          (800) 598-2019
AND UNIT VALUES


     You may send service requests to us at the Variable Products Service Center
(VPSC) addresses listed above. In addition, as described below, you can contact us through the Internet at our Virtual Service Center (VSC) and through an automated telephone service called the Interactive Voice Response System (IVR). (See "Virtual Service Center and Interactive Voice Response System.")


                              FINANCIAL STATEMENTS


     The balance sheet of NYLIAC as of December 31, 2001 and 2000 and the statements of income, of stockholder's equity and of cash flows for the three years in the period ended December 31, 2001, (including the report of independent accountants) are included in the Statement of Additional Information. As of the date of this Prospectus, the sale of LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY policies had not begun. Therefore, no financial statements for the Separate Account are presented.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies we describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $37.0 billion at the end of 2001. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Accounts, the DCA Accounts and any other separate account of NYLIAC.

     The Separate Account currently has 37 Investment Divisions, 31 of which are available under this policy. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. Investment results may differ.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.


     We provide certain services to you in connection with the investment of premium payments in the Investment Divisions, which, in turn, invest in the Eligible Portfolios. These services include, among others, providing information about the Eligible Portfolios. We receive compensation from the Funds, or from the investment advisers or other service providers of the Funds (who may be affiliates of NYLIAC), in return for providing these services. Currently, we receive compensation under various arrangements in amounts ranging from 0.10% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions.


     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:



-------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
                                 -                                   -
-------------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.    New York Life Investment            MainStay VP Bond; MainStay VP Capital Appreciation;
                                 Management LLC                      MainStay VP Cash Management; MainStay VP
                                                                     Convertible; MainStay VP Equity Income; MainStay VP
                                                                     Government; MainStay VP Growth Equity; MainStay VP
                                                                     High Yield Corporate Bond; MainStay VP Indexed
                                                                     Equity; MainStay VP International Equity; MainStay
                                                                     VP Mid Cap Core; MainStay VP Mid Cap Growth;
                                                                     MainStay VP Small Cap Growth; MainStay VP Total
                                                                     Return; MainStay VP Value; MainStay VP American
                                                                     Century Income & Growth;
                                                                     MainStay VP Dreyfus Large Company Value;
                                                                     MainStay VP Eagle Asset Management Growth Equity;
                                                                     MainStay VP Lord Abbett Developing Growth
-------------------------------------------------------------------------------------------------------------------------
The Alger American Fund          Fred Alger Management, Inc.         Alger American Small Capitalization
-------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc.    Calvert Asset Management Company,   Calvert Social Balanced
                                 Inc.
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios    The Dreyfus Corporation             Dreyfus IP Technology Growth (Initial Shares)
-------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance      Fidelity Management and Research    Fidelity VIP Contrafund(R)
Products Fund                    Company                             Fidelity VIP Equity-Income
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series               Janus Capital Management LLC        Janus Aspen Series Balanced;
                                                                     Janus Aspen Series Worldwide Growth
-------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance        MFS(R) Investment Management        MFS(R) Investors Trust Series; MFS(R) Research
Trust(SM)                                                            Series
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series,     T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income
Inc.
-------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      Van Eck Associates Corporation      Van Eck Worldwide Hard Assets
Trust
-------------------------------------------------------------------------------------------------------------------------
The Universal Institutional      Morgan Stanley Investment           Van Kampen UIF Emerging Markets Equity
Funds, Inc.                      Management
-------------------------------------------------------------------------------------------------------------------------


Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policy owners.

     We may establish new Investment Divisions when we determine, in our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policy owners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Accounts and the DCA Advantage Plan Accounts may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Funds. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Funds' investments.


     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only) (c) receive Income Payments (d) name a payee to receive Income Payments; and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.


     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU


     In addition to the LifeStages(R) Essentials Variable Annuity policy described in this prospectus, we offer other variable annuities, each having different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.



     The following chart outlines some of the different features for each LifeStages(R) variable annuity we offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.

     Your registered representative can provide you with a prospectus for one or more of these annuities, which contains more complete information on these and other policy features.


---------------------------------------------------------------------------------------------------------------------
                                                                                                     LIFESTAGES(R)
                     LIFESTAGES(R) ESSENTIALS  LIFESTAGES(R) SELECT(1)    LIFESTAGES(R) FLEXIBLE         ACCESS
                         VARIABLE ANNUITY          VARIABLE ANNUITY      PREMIUM VARIABLE ANNUITY   VARIABLE ANNUITY
---------------------------------------------------------------------------------------------------------------------
Surrender Charge     7 Years (7%, 7%, 7%,       3 Years (8%, 8%, 7% --   9 Years (7%, 7%, 7%, 6%,         None
Period               6%, 6%, 5%, 4% --                 based on              5%, 4%, 3%, 2%,
                     based on                        each premium         1% -- based on policy
                     each premium                   payment date)                 date)
                     payment date)
---------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan   Yes (6, 12, 18 month        Yes (6 and 12 month               No                      No
                     accounts)                        accounts)
---------------------------------------------------------------------------------------------------------------------
Interest Sweep       Yes                                 Yes                       Yes                     No
---------------------------------------------------------------------------------------------------------------------
Premium Credit       No                                   No                       No                      No
---------------------------------------------------------------------------------------------------------------------
Fixed Account        Yes:                                Yes                       Yes                    Yes
                     -One-Year Fixed Account
                      (1% additional rate
                      credited to monies
                      deposited directly into
                      this account)
                     -Three-Year Fixed
                      Account (no additional
                      rate credited)
---------------------------------------------------------------------------------------------------------------------
Death Benefit        Annual reset to            Annual reset to age 80   3 year reset to age 85     Annual reset to
Guarantee            age 80                                                                              age 80
---------------------------------------------------------------------------------------------------------------------
Total Separate       1.45%                              1.85%                     1.40%                  1.55%
Account Charges
(mortality and
expense risk and
administration
fees)
---------------------------------------------------------------------------------------------------------------------
Annual Policy        $30                                 $50                       $30                    $40*
Service Charge
---------------------------------------------------------------------------------------------------------------------
Minimum Cash Value   $50,000                           $100,000                  $20,000                $50,000
Required to Waive
Annual Policy
Service Charge
---------------------------------------------------------------------------------------------------------------------

-------------------  -----------------------

                      LIFESTAGES(R) PREMIUM
                      PLUS VARIABLE ANNUITY
-------------------  -----------------------
Surrender Charge      8 Years (8%, 8%, 8%,
Period                   7%, 6%, 5%, 4%,
                       3% -- based on each
                     premium payment date)*
---------------------------------------------------------------------------------------------------------------------
DCA Advantage Plan    Yes (6 month account)
---------------------------------------------------------------------------------------------------------------------
Interest Sweep                 Yes
---------------------------------------------------------------------------------------------------------------------
Premium Credit                 Yes
---------------------------------------------------------------------------------------------------------------------
Fixed Account                  Yes
---------------------------------------------------------------------------------------------------------------------
Death Benefit        Annual reset to age 80
Guarantee
---------------------------------------------------------------------------------------------------------------------
Total Separate                1.60%
Account Charges
(mortality and
expense risk and
administration
fees)
---------------------------------------------------------------------------------------------------------------------
Annual Policy                  $30
Service Charge
---------------------------------------------------------------------------------------------------------------------
Minimum Cash Value          $100,000
Required to Waive
Annual Policy
Service Charge
---------------------------------------------------------------------------------------------------------------------



(1) All policies and features may not be available in all jurisdictions.


 * May be different in some jurisdictions.


     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy with after-tax dollars to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy with pre-tax dollars for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) Tax Sheltered Annuities purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs and Inherited IRAs; and

     Please see "Federal Tax Matters" for a detailed description of these plans.

     If you are considering a Qualified Policy, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Internal Revenue Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly.

However, the fees and charges under the policies are designed to provide for certain payment guarantees and features other than tax deferral that may not be available in other investments. They include:

     (1) two Fixed Account options, each of which features a guaranteed fixed interest rate;

     (2) a death benefit that is payable should you die while the policy is in force, which is reset every year and is guaranteed to be at least the amount of your premium payments, less any outstanding loan balance, proportional withdrawals and applicable surrender charges;

     (3) the option for your Beneficiary to receive a guaranteed amount of monthly income for his or her lifetime should you die prior to the Annuity Commencement Date;

     (4) the option to receive (without surrender charges) a guaranteed amount of monthly income for life after the first Policy Year;

     (5) two riders (an Unemployment Benefit Rider and a Living Needs Benefit Rider), which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider;

     (6) an Interest Sweep feature which provides the opportunity to allocate interest earned on monies in the Fixed Accounts to the other Investment Divisions under the policy;


     (7) the option for your spouse to continue the policy upon your death prior to the Annuity Commencement Date if your spouse is named the sole primary Beneficiary.


     These features are explained in detail in this Prospectus. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     You can purchase a policy by completing an application. The application is sent to us with your initial premium payment. If the application is complete and accurate and we have received all other information necessary to process the application, we will credit the initial premium payment within two Business Days after receipt. If we cannot credit the initial premium payment within five Business Days after we receive it because the application is incomplete or inaccurate, we will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, we will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Our rules generally require that only one policy owner be named. However, there are exceptions to these rules, such as when the application is related to certain exchanges of in-force annuities in accordance with Section 1035 of the Internal Revenue Code.


     We will allocate the initial premium payments to the Fixed Accounts or the DCA Advantage Plan Accounts and Investment Divisions you have chosen immediately. We credit subsequent premium payments to the policy at the close of the Business Day on which they are received by NYLIAC. You are encouraged to send subsequent premium payments directly as indicated in the response to Question 15.


     You may allocate premium payments in up to 18 Investment Divisions (including the DCA Advantage Plan Accounts), plus the Fixed Accounts. Moreover, you may increase or decrease the percentages of premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made. However, any change to the policy's allocations may not result in the Accumulation Value being allocated to more than 18 Investment Divisions, (including the DCA Advantage Plan Accounts) plus the Fixed Accounts.


     Unless we permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. You may make additional premium payments of at least $500 each or such lower amount as we may permit at any time or by any other method NYLIAC makes available. Additional premium payments can be made until you or the Annuitant reach(es) age 85 for Non-Qualified Policies, and until you or the Annuitant reach(es) Age 80 for Qualified Policies. The current available methods of payment are direct payments to NYLIAC and any other method agreed to by us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments we accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.


     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, we reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until you notify us to reinstate it, and we agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. Except in states where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, we will return the Accumulation Value on the date we receive the policy. We will set forth the provision in your Policy.

     ISSUE AGES

     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 85. We will accept additional premium payments until either you or the Annuitant reaches the age of 85, unless we agree otherwise.

     For IRA, Roth IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 80 (0-80 for Inherited IRAs). We will accept additional premium payments until the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan or unless we agree otherwise.

     TRANSFERS


     You may transfer amounts between Investment Divisions of the Separate Account or to the 1-Year Fixed Account at least 30 days before the Annuity Commencement Date. You may not make transfers into the 3-Year Fixed Account. In addition, you can also transfer from the DCA Advantage Plan Accounts into the Investment Divisions and the 1-Year Fixed Account (see "The DCA Advantage Plan"). You may not make transfers into the DCA Advantage Plan Accounts. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions or to the 1-Year Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Accounts would be less than $500 after you make a transfer, we will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.


     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation Interest Sweep, and the DCA Advantage Plan options will not count as a transfer toward the twelve transfer limit. You can make transfers from the Fixed Accounts to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the 1-Year Fixed Account may be subject to restrictions. (See "THE FIXED ACCOUNTS.")


     You can request a transfer in four ways:



     - submit your request in writing on a form we approve to the Variable Products Service Center at the addresses listed in Question 15 of this prospectus (or any other address we indicate to you in writing);



     - use the IVR at 800-598-2019;



     - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 8:00 a.m. and 6:00 p.m. (Eastern Time); or



     - make your request through the Virtual Service Center.



     For further information, see "Virtual Service Center and Interactive Voice Response System."

     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.



     (a) Limits on Transfers



     Your right to make transfers under the policy is subject to modification if we determine, in our sole opinion, that the exercise of that right will disadvantage or potentially hurt the rights or interests of other policy owners. Any modification could be applied to transfers to or from some or all of the Investment Divisions and could include, but not be limited to, not accepting a transfer request from any person, asset allocation and/or market timing services made on behalf of policy owners and/or limiting the amount that may be transferred into or out of any Investment Division at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the actual or potential disadvantage of other policy owners.


     Currently, we reserve the right to reject, without prior notice, transfer requests into or out of any Investment Division if the amount of the request (either alone or when combined with amounts from other policies owned by or under the control of the same individual or entity) would exceed $5 million of the corresponding portfolio's total assets.


     In addition, orders for the purchase of portfolio shares are subject to acceptance by the relevant Fund. We reserve the right to reject, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding portfolio is not accepted by the Fund for any reason.



VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM



     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. The VSC and IVR are not available to corporate policy owners or trusts that own policies.



     To enable you to access the VSC and IVR, you will automatically receive a Personal Identification Number (PIN). With your Social Security Number, the PIN will give you access to both the VSC on our Corporate website, www.newyorklife.com, and the IVR using the toll-free number 1-800-598-2019. You should protect your PIN and your Social Security number, because our self-service options will be available to anyone who provides your Social Security number and your PIN; we will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.



     We will use reasonable procedures to make sure that the instructions we receive through the VSC and IVR are genuine. We are not responsible for any loss, cost or expense for any actions we take based on instructions received through IVR or VSC which we believe are genuine. We will confirm all transactions in writing.



     Service requests are binding on all owners if the policy is jointly owned. Transfer and loan requests received Saturday and Sunday and after 4:00 p.m. (Eastern Time) Monday through Friday will be priced as of the next business day.



     Availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while service is unavailable.



     VSC



     The VSC is available Monday through Saturday, from 7 a.m. until 10 p.m. (Eastern Time).



     The VSC enables you to:



        -- email your registered representative or the Variable Products Service
          Center;



        -- obtain current policy values;



        -- transfer assets between investment options;



        -- change the allocation of future premium payments;



        -- change your address; and



        -- obtain service forms.

     IVR



     The IVR is available 24 hours a day, seven days a week. We record all calls.



     The IVR enables you to:



        -- obtain current Policy values;



        -- transfer assets between investment options;



        -- change the allocation of future premium payments;



        -- request a loan on your policy; and



        -- speak with one of our Customer Service Representatives Monday through Friday from 8:00 a.m. to 6:00 p.m. (Eastern Time).



     You can authorize a third party to have access through a Customer Service Representative in the IVR to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a Telephone Request Form. The Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The
Policies -- Transfers" for information on how to transfer assets between Investment Divisions.



     Facsimile requests are not acceptable and will not be honored at any time.



     DOLLAR COST AVERAGING PROGRAMS



     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. In states where approved, NYLIAC will also offer the DCA Advantage Plan under which you may utilize the 6-month, 12-month or 18-month DCA Accounts. (See "THE POLICIES--The DCA Advantage Plan.") We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.


     We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Growth Equity Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:


 ------------------------------------------------------------------
             AMOUNT           ACCUMULATION       ACCUMULATION UNITS
MONTH       TRANSFERRED       UNIT VALUE           PURCHASED
 ------------------------------------------------------------------
 1             $100              $10.00                10.00
 ------------------------------------------------------------------
 2             $100              $ 8.00                12.50
 ------------------------------------------------------------------
 3             $100              $12.50                 8.00
 ------------------------------------------------------------------
 4             $100              $ 7.50                13.33
 ------------------------------------------------------------------
Total          $400              $38.00                43.83
 ------------------------------------------------------------------

                The average unit price is calculated as follows:

 Total share price         $38.00
--------------------   =   ------   =   $9.50
  Number of months           4

                The average unit cost is calculated as follows:

Total amount transferred       $400.00
------------------------   =   -------   =   $9.13
 Total units purchased          43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the 1-Year Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or 1-Year Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make dollar cost averaging transfers from the Fixed Accounts, but you may make transfers into the 1-Year Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.


     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month except the 29th, 30th, or 31st. In order to process a transfer under our traditional Dollar Cost Averaging option, NYLIAC must have received a request in writing no later than five Business Days prior to the date the transfers are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All written requests must be sent to the address listed in Question 15 of this Prospectus. Facsimile requests will not be accepted or processed.


     You may cancel the traditional Dollar Cost Averaging option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as we may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     (b) The DCA Advantage Plan


     This feature permits you to set up automatic dollar cost averaging using the 6-month, 12-month and/or 18-month DCA Advantage Plan Accounts when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options.


     You can enroll in any one, two or all three DCA Advantage Plan Accounts. You must allocate a minimum of $5,000 in each DCA Advantage Plan Account that is selected. If you send less than the $5,000 minimum to be allocated to a DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions and/or 1-Year Fixed Account that you have specified to receive transfers from such DCA Advantage Plan Accounts. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Accounts are to be made. (You may not make transfers from the DCA Advantage Plan Account into the 3-Year Fixed Account.) You may not select a DCA Advantage Plan Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Advantage Plan Account is selected, in 12-monthly or 4-quarterly transfers if the 12-month DCA Advantage Plan Account is selected or in 18-monthly or 6-quarterly transfers if the 18-month DCA Advantage Plan Account is selected. For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) each subsequent month for the duration of the DCA Advantage Plan Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) every subsequent three month period for the duration of the DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of a 6-month DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.


     You may have a 6-month, a 12-month and an 18-month DCA Advantage Plan Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Advantage Plan Account with the same duration open at the same time. Accordingly, any subsequent premium payment we receive for a duration that is already open will be allocated to that same DCA Advantage Plan Account already opened. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 12-month DCA Advantage Plan Account under which the 12-month term will end on December 31, 2002 and you make a subsequent premium payment to the 12-month DCA Advantage Plan Account before December 31, 2002, we will allocate the subsequent premium payment to the same 12-month DCA Advantage Plan Account already opened and transfer the entire value of the 12-month DCA Advantage Plan Account to the Investment Divisions by December 31, 2002 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 12-month period. If an additional premium payment is allocated to the DCA Advantage Plan Account, after the duration has expired, the Plan will be reactivated and will earn the interest rate in effect on that day.


     You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Plan Accounts. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     YOU CANNOT MAKE TRANSFERS INTO THE DCA ADVANTAGE PLAN ACCOUNTS FROM ANY ALLOCATION ALTERNATIVE.

     AUTOMATIC ASSET REALLOCATION


     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Divisions' investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). We will not process an Automatic Asset Reallocation transfer unless we receive a written request at the Variable Products Service Center at the addresses listed in Question 15 of this prospectus. We must receive this request at least five business days before the date the transfers are scheduled to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. The minimum Variable Accumulation Value required to elect this option is $2,500. There is no minimum amount which you must allocate among the Investment Divisions under to this option. However, the Variable Accumulation Value may not be allocated to more than 18 Investment Divisions if you selected the Automatic Asset Reallocation option.


     You can cancel the Automatic Asset Reallocation option at any time in a written request. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such a lower amount as we may determine. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.

     INTEREST SWEEP


     You can request, prior to the Annuity Commencement Date, that interest earned on monies allocated to the Fixed Accounts be transferred from the Fixed Accounts to any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (except the 29th, 30th or 31st of a month). We will not process an Interest Sweep transfer unless we receive a written request at the Variable Products Service Center at the addresses listed in Question 15 of this prospectus. We must receive this request at least five business days before the date the transfers are scheduled to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. The minimum Fixed Accumulation Value required to elect this option is $2,500 per Fixed Account, but this amount may be reduced at our discretion. NYLIAC will make all Interest Sweep transfers on the day that you specify or on the next Business Day (if the day you have specified is not a Business Day).


     You may request the Interest Sweep option in addition to either the traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, we will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time in a written request. We may also cancel this option if the Fixed Accumulation Value is less than $2,500 per Fixed Account, or such a lower amount as we may determine.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions, DCA Advantage Plan Accounts, or the Fixed Accounts. The minimum amount that you may allocate to any one Investment Division or either Fixed Account is $25 (or such lower amount as we may permit). We will allocate the initial premium payment immediately to the Investment Divisions, Fixed Accounts and DCA Advantage Plan Accounts you have selected.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units we credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division on the day we are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units we credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNTS" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how we value the Accumulation Units.

     RIDERS

     We include two riders under the policy at no additional charge: an Unemployment Benefit rider, for Non-Qualified, IRA, Roth IRA and Inherited IRA policies, and a Living Needs Benefit rider, for all types of policies. These two riders are described below and both provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan and Enhanced Beneficiary Benefit ("EBB") riders described below, each of which is available at an additional cost. We also include the Enhanced Spousal Continuance Rider (if the EBB Rider is elected) and a Upromise Account Rider, each of which is available at no additional cost. Each rider is available only in those jurisdictions where it has been approved. Please consult with your registered representative regarding the availability of these riders in your state.

     (a) Living Needs Benefit Rider


     If the Annuitant enters a nursing home, becomes terminally ill or disabled, you may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You must also provide us with proof that the Annuitant has spent 60 or more consecutive days in a nursing home or is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, you must be classified as disabled by the Social Security Administration. You are no longer eligible for the disability benefit once you begin collecting Social Security retirement benefits. There is no additional charge for this rider.

     (b) Unemployment Benefit Rider

     For all Non-Qualified, IRA, Roth IRA and Inherited IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. There is no additional charge for this rider.

     (c) Investment Protection Plan Rider (optional)

     THE INVESTMENT PROTECTION PLAN RIDER IS AVAILABLE ONLY IN JURISDICTIONS WHERE APPROVED. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. While this rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, we will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.

     The amount that is guaranteed under the rider will depend on when you select or reset it:

           (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments we receive in the first Policy Year, less all proportional withdrawals. Premium payments made after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

           (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date we receive your application for the rider.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date we receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "CHARGES AND DEDUCTIONS--Other Charges--Investment Protection Plan Rider Charge" and "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.")

     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.

     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send us a written request to surrender the policy no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.

     You may cancel this rider within 30 days after the delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. You must return the rider to us or to the registered representative through whom it was purchased, with a written request for cancellation. Upon receipt of this request, we will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value and we will not refund any Investment Protection Plan Rider charge which may have been deducted. (See "CHARGES AND DEDUCTIONS--Other Charges--Rider Risk Charge Adjustment.") The cancellation will be effective on the date we receive your request.

     This Rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA and SEP-IRA policies if the policy owner is younger than age 66 on the date the rider takes effect.

     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Account. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.

     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals will impact the guaranteed amount. In this example, we have assumed the following:

          (1) the rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Year has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, we reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

        Proportional withdrawal = ($20,000/$80,000)X $100,000 = $25,000


     To determine the new guaranteed amount after the withdrawal, we subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($100,000-$25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policy owner receives $75,000 even though the Accumulation Value has decreased to $50,000.


     (d) Enhanced Beneficiary Benefit Rider (optional)


     THE ENHANCED BENEFICIARY BENEFIT (EBB) RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. THE EBB RIDER IS NOT AVAILABLE IF THE OLDEST OWNER OR ANNUITANT IS OVER AGE 75 AT THE TIME OF APPLICATION. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you, or the Annuitant (if you are not the Annuitant), die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.


     While this Rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS -- Other Charges -- Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date we receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

              AGE OF OLDEST OWNER                                   RANGE OF
                 OR ANNUITANT                                APPLICABLE PERCENTAGES
              -------------------                            ----------------------
70 OR YOUNGER                                    NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                               NOT LESS THAN 20% NOR GREATER THAN 40%

     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that we receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.


     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your registered representative for further details.



     There will be no payment under the EBB Rider if on the date we calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (see "THE POLICIES--Riders--Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in "THE POLICIES--Riders--Enhanced Spousal Continuance Rider," if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date we receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. YOU CANNOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY.


     Below is an example of how the benefit of this Rider may be realized and how withdrawals impact the benefit under this Rider. In this example, we assume the following:


     1. The Rider is selected at the time of application;


     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date we receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

        Third, the Gain is calculated (Accumulation Value - Adjusted Premium
                                   Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

               Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000


     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.


     (e) Enhanced Spousal Continuance Rider (optional)


     If you select the EBB Rider at the time of application (see above), your policy will, subject to jurisdiction availability, also include the Enhanced Spousal Continuance (ESC) Rider at no charge. The ESC Rider will not be included on policies sold in connection with Section 403(b) tax-sheltered annuities.



     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date we receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless we notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Plan Accounts).



     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive income payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.


     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     (f) Upromise Account Rider (optional)

     THE UPROMISE ACCOUNT RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The Upromise Rider is available only on Non-Qualified Policies funded directly by you (non-Section 1035 exchanged policies). For you to qualify for the benefit of this Rider, we require that you either have a valid Upromise Account at the time of application, or that you open one within 90 days of the policy delivery date, and that you register the policy with Upromise within 90 days of the policy delivery date. Once we confirm that you have met all requirements, we will deposit the amount of $40 into your Upromise Account no sooner than 30 days but no later than 60 days from the date you register the policy with Upromise. The cost basis of your variable annuity for tax purposes will be lowered by the amount of our contribution to your Upromise Account. For additional information on the Upromise Program, you may visit the Upromise web site at www.upromise.com.

     The Upromise Account Rider will automatically terminate 90 days after the policy delivery date if at the time of application you do not have a valid Upromise Account, or you do not open one within 90 days of the policy delivery date. The Rider will also automatically terminate if you fail to register the policy with Upromise within 90 days of the policy delivery date, or if Upromise (or a successor organization) ceases operation before the one-time amount of $40 is deposited into your Upromise Account. There is no additional cost for this rider.


     POLICY OWNER INQUIRIES


     Your inquiries should be addressed to NYLIAC. (See "QUESTIONS AND ANSWERS ABOUT LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY--Question 15.") Facsimile requests for service will not be accepted or processed. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact us in writing and provide us with all relevant details. To correct an error, we must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question.


     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Please review this report carefully. IF YOU BELIEVE IT CONTAINS AN ERROR, PLEASE NOTIFY US IMMEDIATELY. TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT.

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, we impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, we deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan Accounts is less than the necessary surrender charge, we will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Accounts.

     The maximum surrender charge will be 7% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, we deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines to 6% in the fourth and fifth Payment Years, 5% in the sixth payment year, 4% in the seventh payment year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

                        PAYMENT YEAR                          CHARGE
                        ------------                          ------
1...........................................................    7%
2...........................................................    7%
3...........................................................    7%
4...........................................................    6%
5...........................................................    6%
6...........................................................    5%
7...........................................................    4%
8+..........................................................    0%

     In no event will the aggregate surrender charge applied under the policy exceed 8.5% of the total premiums paid.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

     (a) on amounts you withdraw in any one Policy Year which are less than or equal to the greatest of (i) 10% of the Accumulation Value at the time of surrender or withdrawal, or (ii) the Accumulation Value less accumulated premium payments, or (iii) 10% of the Accumulation Value as of the prior Policy Anniversary.

     (b) if NYLIAC cancels the policy;

     (c) when we pay proceeds upon the death of the policy owner or the Annuitant;

     (d) on amounts placed under the Life Income Payment Option after the first Policy Year;

     (e) when a required minimum distribution calculated based on the value of this Policy is made under a Qualified Policy (this amount will, however, count against the first exception);


     (f)on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy;



     (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider; and



     (h) on tax-qualified monthly or quarterly periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Code.


     OTHER CHARGES

     (a) Separate Account Charge

     Prior to the Annuity Commencement Date, we deduct a daily charge from the assets of the Separate Account to compensate us for certain mortality and expense risks we assume under the policies and for providing policy administration services. On an annual basis, the charge equals 1.45% of the average daily net asset value of the Separate Account. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charge is more than sufficient, we will add any excess to our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services.

     (b) Policy Service Charge

     We deduct an annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $50,000. This charge of $30 is imposed at the end of the Policy Year and on the date of surrender. We deduct the annual policy service charge from each Allocation Alternative and each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (c) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year.

These fees and expenses are described in detail in the relevant Fund's prospectus and/or statement of additional information.

     (d) Investment Protection Plan Rider Charge (optional)

     If you select the Investment Protection Plan Rider (in states where available), we will deduct a charge on the first Business Day on each quarter that the rider is in effect based on the amount that is guaranteed. We will deduct this charge beginning with the first policy quarter after the effective date of the rider. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the charge from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.


     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at our sole discretion. The current charge for this Rider is 0.25% of the amount that is guaranteed, applied on a quarterly basis (0.0625% per quarter).


     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (e) Rider Risk Charge Adjustment (optional)

     If you cancel the Investment Protection Plan Rider, to the extent permitted by state law, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date we receive your request. (See "THE POLICIES--Riders--Investment Protection Plan Rider.") We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.

     We will not change the charge adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We may set a lower charge at our sole discretion. You should check with your registered representative to determine the percentage we are currently charging before you select this rider.

     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued or reset.

     (f) Enhanced Beneficiary Benefit Rider Charge (optional)


     If you select the EBB Rider (in jurisdictions where available), we will deduct a charge on the first Business Day of each policy quarter that the Rider is in effect based on the Accumulation Value as of that date. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable quarter.



     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). This charge will not change once your policy is issued.


     (g) Transfer Fees

     There is no charge for the first 12 transfers in any one policy year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under dollar cost averaging and automatic asset realization do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, we may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. At present, these taxes are not significant. If they increase, however, NYLIAC may make charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS


     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request on a form acceptable to NYLIAC. Facsimile transmissions are not acceptable and will not be honored at any time. These forms must be mailed to us at the address given in Question 15. The amount available for withdrawal is the Accumulation Value on the Business Day during which we receive the request, less any outstanding loan balance, surrender charges, premium taxes which we may deduct and policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")


     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, less any outstanding loan balance, and less the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless we agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Accounts in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Accounts, we will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the requested partial withdrawal is greater than the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawal is being made, we will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Accounts, less any surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.

     (c) Periodic Partial Withdrawals


     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). We will not process a Periodic Partial Withdrawal unless we receive a written request at the Variable Products Service Center at the addresses listed in Question 15 of this prospectus. We must receive this request at least five Business Days before the date the distributions are scheduled to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify the Investment Divisions and/or Fixed Accounts from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, we will withdraw money on a pro-rata basis from each Investment Division and/or the Fixed Accounts. You may not elect to receive periodic partial withdrawals from the DCA Advantage Plan Accounts.


     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Accounts. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account selected at the time of each periodic partial withdrawal, unless we agree otherwise.

     Electing any periodic partial withdrawal will void the Fixed Account Initial Premium Guarantee. (See "THE FIXED ACCOUNTS--Fixed Account Initial Premium Guarantee.")

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs and IRA SEPs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policy owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, we reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If we agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if we agree to it, provided that we receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT


     If you or the Annuitant dies prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment. That amount will be the greatest of:


     (a) the Accumulation Value, less any outstanding loan balance;


     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those partial withdrawals less any rider charges; or



     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any outstanding loan balance, "proportional withdrawals" made since the most recent Reset Anniversary and any surrender charges applicable to such "proportional withdrawals," less any rider charges.



     We recalculate the reset value, with respect to any policy, every year from the Policy Date ("Reset Anniversary") until you or the Annuitant reaches age 80. On the First Policy Anniversary, we calculate the reset value by comparing (a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, surrender charges on those withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on a comparison between (a) the Accumulation Value on the current Reset Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals since the prior Reset Anniversary, surrender charges on those withdrawals, and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.



     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed and surrender charges on those withdrawals, during the first policy year; or b) the reset value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary and surrender charges on those withdrawals, in the second and subsequent policy years.



     We have set forth below an example of how the death benefit is calculated annually. In this example, we have assumed the following:



     (1)you purchase a policy with a $200,000 premium payment;



     (2)the Accumulation Value immediately preceding the withdrawal is $250,000;



     (3)a $20,000 withdrawal is made after the second Policy Anniversary;



     (4)the Accumulation Value is $220,000 on the last Policy Anniversary (Reset Anniversary); and



     (5)you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.



The death benefit is the greatest of:



(a)  Accumulation Value: $175,000
(b)  Premium payments less any partial withdrawals: $180,000 ($200,000 - $20,000); or
(c)  Reset value--the greater of:    a)  Current Accumulation Value--$175,000; and
                                     b)  Last Reset Value, plus premiums, less withdrawals. That is:
                                         $220,000 + $0 - (($20,000/$250,000)($220,000))
                                         = $220,000 - (0.08)($220,000)
                                         = $220,000 - $17,600
                                         = $202,400



In this example, your Beneficiary(ies) would receive $202,400.



     The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and any DCA Advantage Plan Account in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount.


     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives us the information that we need. If such an election is properly made, we will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policy owner and Annuitant; or


          (ii) under another Income Payment Option we may offer at the time. Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policy owner's death (as determined for federal tax purposes), and must begin within one year after the policy owner's death. (See "DISTRIBUTIONS UNDER THE POLICY--Income Payments" below.)


     If your spouse is the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policy owner, and,
(b) if you were the Annuitant, as the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "DISTRIBUTIONS UNDER THE POLICY--Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options


     On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. We will make Income Payments under the Life Income Payment Option or under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. If the Life Income Payment Option is not chosen, you may change the Income Payment option or request any other method of payment we agree to at any time before the Annuity Commencement Date. However, once payments begin, you may not change the option. If the Life Income Payment Option is chosen, we may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.


     Under Income Payment options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment options involving life income on annuity tables that vary on the basis of sex, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Proof of Survivorship

     We may require satisfactory proof of survival, from time to time before we pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request unless:


          1. the New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, or trading on the NYSE is otherwise restricted;



          2. an emergency exists as defined by the Securities and Exchange Commission ("SEC");



          3. the SEC permits a delay for the protection of security holders; or



          4. the check used to pay the premium has not cleared through the banking system. This may take up to 15 days.


     For the same reasons, we will delay transfers from the Separate Account to the 1-Year Fixed Account.

     We may also delay payments of any amount due from the Fixed Accounts and/or any DCA program. When permitted by law, we may defer payment of any partial or full surrender request for up to six months from the date of surrender from the Fixed Accounts and/or any DCA Program. We will pay interest of at least 3.5% per year on any partial or full surrender request deferred for 30 days or more.

     DESIGNATION OF BENEFICIARY

     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policy owner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policy owner's estate.

     RESTRICTIONS UNDER INTERNAL REVENUE CODE SECTION 403(B)(11)

     With respect to 403(b) Tax Sheltered Annuities distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless we agree otherwise, only one loan may be outstanding at a time. There must be a minimum accumulation value of $5,000 in the contract at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000. We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% of the loan amount, we will transfer sufficient Accumulation Value from the Investment Divisions and/or any DCA Advantage Plan Accounts on a pro rata basis so that the Fixed Accumulation Value equals 125% of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% of the outstanding loan balance.


     For plans not subject to ERISA, the interest rate paid by the policy owner of the loan will equal 5%. We will credit the assets being held in the Fixed Accounts to secure the loan with the minimum guaranteed interest rate of 3%. For plans subject to ERISA, we will apply the interest charged on the loan at the then current prime rate at the beginning of the calendar year, plus 1%. We will credit the money being held in the Fixed Accounts to secure the loan with a rate of interest that is the prime rate less 1%, but it will always be at least equal to the minimum guaranteed interest rate of 3%. For all plans, we will assess interest in arrears as part of the periodic loan repayments.



     You must repay the loan on a periodic basis not less frequently than quarterly and over a period not greater than five years from the date it is taken. If a loan repayment is in default, we will withdraw the amount in default from the Fixed Accumulation value to the extent permitted by federal income tax rules. We will take the withdrawal on a first-in, first-out (FIFO) basis from amounts allocated to the Fixed Accounts.


     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. Upon the death of the policy owner or Annuitant, we deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date we receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) plan and the Internal Revenue Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by us will not affect already outstanding loans.

                               THE FIXED ACCOUNTS

     The Fixed Accounts are supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Accounts subject to applicable law. The Fixed Accounts are not registered under the federal securities laws and are not generally subject to their provisions. Furthermore, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Accounts. These disclosures regarding the Fixed Accounts may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least 3% to amounts allocated or transferred to the Fixed Accounts under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to the amounts allocated or transferred to the Fixed Accounts.


     For the 1-Year Fixed Account, interest rates will be set on the anniversary of each payment or transfer. All premium payments and additional amounts (including transfers from the Investment Divisions) allocated to the 1-Year Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.


     For the 3-Year Fixed Account, all premium payments will receive their applicable interest rate for a three-year period from the date on which the payment was made. At the beginning of the fourth Payment Year, and every Payment Year thereafter, a new interest rate will apply to those premium payments and the prior interest on those payments.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Accounts to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. During the first 7 Policy Years, the maximum amount you are allowed to transfer from each Fixed Account is limited to 25% of the value you have accumulated in each Fixed Account as of the prior Policy Anniversary. Thereafter, the maximum amount you are allowed to transfer from each Fixed Account is limited to 50% of the value you have accumulated in each Fixed Account as of the prior Policy Anniversary.


          2. The minimum amount that you may transfer from either Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the Fixed Accumulation Value, unless we agree otherwise. Additionally, the remaining values in either Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the particular Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Accounts on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which we credit interest on monies remaining in either Fixed Account.


     Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep option or any DCA Advantage Plan, you may not transfer money into the 1-Year Fixed Account if you made a transfer out of the 1-Year Fixed Account during the previous six-month period.


     You must make transfer requests in accordance with established procedures. See "Virtual Service Center and Interactive Voice Response System."


     We will deduct partial withdrawals and apply any surrender charges to the Fixed Accounts on a FIFO basis (i.e., from any value in the Fixed Accounts attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the 1-Year Fixed Account during the life of the policy). NYLIAC will also determine such partial withdrawals on a FIFO basis, for purposes of determining the rate at which interest will be credited on any monies remaining in the Fixed Accounts.

     (c) Fixed Account Initial Premium Guarantee

     NYLIAC guarantees that upon any surrender of a policy which occurs within the lifetime you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Accounts. However, this guarantee will not apply if you transfer any amount out of the Fixed Accounts (except transfers made under the Interest Sweep option) or make any partial withdrawals from the Fixed Accounts or a DCA Account.

     See the policy itself for details and a description of the Fixed Account.

                        THE DCA ADVANTAGE PLAN ACCOUNTS

     Like the Fixed Accounts, the DCA Advantage Plan Accounts are also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Accounts are not registered under the federal securities laws. The information contained in the first paragraph under "The Fixed Accounts" equally applies to the DCA Advantage Plan Accounts.

     NYLIAC will set interest rates in advance for each date on which we may receive a premium payment to a DCA Advantage Plan Account. We will never declare less than a 3% annual effective rate. Premium payments into a DCA Advantage Plan Account will receive the applicable interest rate in effect on the Business Day we receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that we declare is credited only to amounts remaining in a DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate.

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policy owner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policy owner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policy owner's Accumulation Value over the policy owner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from qualified retirement plans under
Section 401(a) and from qualified annuities and Tax Sheltered Annuities under
Section 403(b).

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policy owner's or Annuitant's death or disability, or (3) received in substantially equal installments paid at least annually as a life annuity. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policy owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policy owner. Accordingly, a policy owner should consult a competent tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policy owner, may result in certain income or gift tax consequences to the policy owner. A policy owner contemplating any transfer or assignment of a policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED PLANS

     The Qualified Policy is designed for use with several types of qualified plans. The tax rules applicable to participants and beneficiaries in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about use of the policies with the various types of qualified plans. Policy owners and participants under qualified plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of policies for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the policy.

          (a) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (d) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

     Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

                          DISTRIBUTOR OF THE POLICIES

     NYLIFE Distributors Inc. ("NYLIFE Distributors"), 169 Lackawanna Avenue, Parsippany, New Jersey 07054, is the principal underwriter and the distributor of the policies. It is an indirect wholly-owned subsidiary of New York Life. The maximum commission typically paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is 6.25%. A portion of this amount will be paid as commissions to registered representatives.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Divisions. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2002
                                      FOR

                   LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current LifeStages(R) Essentials Variable Annuity Prospectus. You should read the SAI in conjunction with the current LifeStages(R) Essentials Variable Annuity Prospectus dated May 1, 2001. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at 51 Madison Avenue, Room 452, New York, New York 10010. Terms used but not defined in this SAI have the same meaning as in the current LifeStages(R) Essentials Variable Annuity Prospectus.

                               TABLE OF CONTENTS*


                                                              PAGE
                                                              ----
THE POLICIES (16)...........................................     2
     Valuation of Accumulation Units (24)...................     2
INVESTMENT PERFORMANCE CALCULATIONS.........................     2
     MainStay VP Cash Management Investment Division........     2
     MainStay VP Government, MainStay VP High Yield
       Corporate Bond and MainStay VP Bond Investment
       Division Yields......................................     3
     Average Annual Total Return............................     3
ANNUITY PAYMENTS............................................     4
GENERAL MATTERS.............................................     4
FEDERAL TAX MATTERS (39)....................................     4
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................     4
     Tax Status of the Policies.............................     5
DISTRIBUTOR OF THE POLICIES.................................     5
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................     6
STATE REGULATION............................................     6
RECORDS AND REPORTS.........................................     6
LEGAL PROCEEDINGS...........................................     6
EXPERTS.....................................................     6
OTHER INFORMATION...........................................     6
FINANCIAL STATEMENTS........................................   F-1


------------
* (Numbers in parentheses refer to page numbers of corresponding sections of the current LifeStages(R) Essentials Variable Annuity Prospectus.)

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") is determined by the following formula:

                                    (a/b)-c
Where: a= the result of:

             (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

             (2) the per share amount of any dividend or capital gain
                 distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

          b= is the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and


          c= is a factor representing the charges deducted from the applicable Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.45% of the average daily net asset value of the Separate Account. (See "Charges and Deductions -- Other Charges" at page 29 of the Prospectus.)


     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                      INVESTMENT PERFORMANCE CALCULATIONS

     MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION

     NYLIAC calculates the MainStay VP Cash Management Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the MainStay VP Cash Management Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the MainStay VP Cash Management Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the administration fee and the mortality and expense risk charge and income and expenses accrued during the period. Because of these deductions, the yield for the MainStay VP Cash Management Division will be lower than the yield for the MainStay VP Cash Management Portfolio.

     NYLIAC also calculates the effective yield of the MainStay VP Cash Management Investment Division for the same seven-day period on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The yield on amounts held in the MainStay VP Cash Management Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Cash Management Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the MainStay VP Cash Management Portfolio, the types and quality of portfolio securities held by the MainStay VP Cash Management Portfolio, and its operating expenses.

    MAINSTAY VP GOVERNMENT, MAINSTAY VP HIGH YIELD CORPORATE BOND AND MAINSTAY VP BOND INVESTMENT DIVISION YIELDS

     The current annualized yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions refers to the income generated by these Investment Divisions over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. We compute the yield by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

----                        YIELD = 2[(a-b+1)(6)-1]
                                                                 cd

Where: a = net investment income earned during the period by the Portfolio attributable to shares owned by the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division.

         b = expenses accrued for the period (net of reimbursements).

         c = the average daily number of accumulation units outstanding during the period.

         d = the maximum offering price per accumulation unit on the last day of the period.

     Accrued expenses will include all recurring fees that are charged to all policy owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular policy. Surrender charges range from 7% to 0% of the premium payments withdrawn depending on the elapsed time since the relevant premium payment was made.

     Because of the charges and deductions imposed by the Separate Account the yield for the Investment Divisions will be lower than the yield for the corresponding Portfolio of the Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Portfolios of the Fund and their operating expenses.

     AVERAGE ANNUAL TOTAL RETURN. Average annual total return quotations for the Investment Divisions are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1+T)(n) = ERV

Where: P = a hypothetical initial payment of $1,000.

         T = average annual total return.

         n = number of years.

    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period or the inception date, at the end of the one, five or ten-year period (or fractional portion thereof).

     All total return figures are prepared under methods the SEC requires when advertising performance information. For periods beginning on or after the dates when the Investment Divisions started operations, the average annual total return (if surrendered) figures may be referred to as "standardized" performance. For periods before the dates when the Investment Divisions started operations, the figures are considered "non-standardized". The average annual total return (no surrender) figures are all considered "non-standardized".

     Performance data for the Investment Divisions may be compared, in advertisements, sales literature and reports to shareholders, to: (i) the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indexes; and (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

     Reports and promotional literature may also contain the ratings New York Life and NYLIAC have received from independent rating agencies. New York Life and NYLIAC are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies for financial strength and stability: A.M. Best, Fitch, Moody's and Standard and Poor's. However, neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, we will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.


     MISSTATEMENT OF AGE OR SEX. If the Annuitant's stated age and/or sex in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and sex. Sex is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" at page 35 of the Prospectus.) If we made payments based on incorrect age or sex, we will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.



     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" at page 38 of the Prospectus.)


     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the Policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policy owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policy owner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policy owner's death; and (b) if any policy owner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policy owner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policy owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policy owner's surviving spouse, the policy may be continued with the surviving spouse as the new policy owner. If the policy owner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                          DISTRIBUTOR OF THE POLICIES


     NYLIFE Distributors Inc. ("NYLIFE Distributors") is the principal underwriter and distributor of the policies. It is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. NYLIFE Distributors is an indirect wholly-owned subsidiary of New York Life. The maximum commission typically paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is 6.25%. A portion of this amount will be paid as commissions to registered representatives.


     As the policies are being offered for the first time, no underwriting commissions for the policies have been paid.

     The policies are sold and premium payments are accepted on a continuous basis.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation.

                               LEGAL PROCEEDINGS


     NYLIAC is a defendant in individual lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, and/or other operations, including actions involving retail sales practices. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.


     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                                    EXPERTS


     The balance sheet of NYLIAC as of December 31, 2001 and 2000 and the statements of income, of stockholder's equity and of cash flows for the three years in the period ended December 31, 2001 included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



                               OTHER INFORMATION


     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                              FINANCIAL STATEMENTS

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2001       2000
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities
  Available for sale, at fair value                           $19,657    $14,993
  Held to maturity, at amortized cost                              --        627
Equity securities                                                  95        126
Mortgage loans                                                  2,138      1,993
Policy loans                                                      575        544
Other investments                                                 917        260
                                                              -------    -------
     Total investments                                         23,382     18,543

Cash and cash equivalents                                         790        767
Deferred policy acquisition costs                               1,887      1,660
Other assets                                                      518        439
Separate account assets                                        10,418     10,981
                                                              -------    -------
     Total assets                                             $36,995    $32,390
                                                              =======    =======
LIABILITIES AND STOCKHOLDER'S EQUITY
Policyholders' account balances                               $20,949    $17,450
Future policy benefits                                            678        492
Policy claims                                                     107         73
Deferred taxes                                                    187         87
Other liabilities                                               1,990      1,151
Separate account liabilities                                   10,339     10,942
                                                              -------    -------
     Total liabilities                                         34,250     30,195
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  (20,000 shares authorized, 2,500 issued and outstanding)         25         25
Additional paid in capital                                        780        480
Accumulated other comprehensive income (loss)                     104        (31)
Retained earnings                                               1,836      1,721
                                                              -------    -------
     Total stockholder's equity                                 2,745      2,195
                                                              -------    -------
     Total liabilities and stockholder's equity               $36,995    $32,390
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                               YEAR ENDED DECEMBER 31,
                                                              --------------------------
                                                               2001      2000      1999
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
REVENUES
  Premiums                                                    $  235    $  144    $   79
  Annuity and universal life fees                                509       530       442
  Net investment income                                        1,452     1,315     1,180
  Net investment gains (losses)                                  (50)      (39)       12
  Other income                                                     9        10        18
                                                              ------    ------    ------
     Total revenues                                            2,155     1,960     1,731
                                                              ------    ------    ------
EXPENSES
  Interest credited to policyholders' account balances         1,133       971       858
  Policyholder benefits                                          354       330       182
  Operating expenses                                             536       503       402
                                                              ------    ------    ------
     Total expenses                                            2,023     1,804     1,442
                                                              ------    ------    ------
Income before income taxes and cumulative effect of a change
  in accounting principle                                        132       156       289
Income tax expense                                                31        53       113
                                                              ------    ------    ------
Income before cumulative effect of a change in accounting
  principle                                                      101       103       176
Cumulative effect of a change in accounting principle (net
  of income tax expense of $8 million)                            14
                                                              ------    ------    ------
NET INCOME                                                    $  115    $  103    $  176
                                                              ======    ======    ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN MILLIONS)

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 1999                      $25         $480        $1,442         $ 201           $2,148
Comprehensive loss:
  Net Income                                                               176                            176
     Other comprehensive loss, net of tax:
       Unrealized investment losses, net of
          related offsets, reclassification
          adjustments and income taxes                                                  (392)            (392)
                                                                                                       ------
Total comprehensive loss                                                                                 (216)
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 1999                     25          480         1,618          (191)           1,932
Comprehensive income:
  Net income                                                               103                            103
  Other comprehensive income, net of tax:
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      160              160
                                                                                                       ------
Total comprehensive income                                                                                263
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 2000                     25          480         1,721           (31)           2,195
Comprehensive income:
  Net income                                                               115                            115
     Cumulative effect of a change in
       accounting principle, net of tax                                                   (2)              (2)
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      137              137
                                                                                                       ------
  Other comprehensive income                                                                              135
                                                                                                       ------
Total comprehensive income                                                                                250
  Capital contribution                                       300                                          300
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 2001                    $25         $780        $1,836         $ 104           $2,745
                                                ===         ====        ======         =====           ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
                                                                2001        2000       1999
                                                              --------    --------    -------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    115    $    103    $   176
  Adjustments to reconcile net income to net cash provided
     by operating activities:
     Depreciation and amortization                                 (36)        (21)        (3)
     Net capitalization of deferred policy acquisition costs      (380)       (304)      (298)
     Annuity and universal life fees                              (227)       (233)      (215)
     Interest credited to policyholders' account balances        1,133         971        858
     Net realized investment losses (gains)                         50          39        (13)
     Deferred income taxes                                          21          54         57
     Cumulative effect of a change in accounting principle         (14)         --         --
     (Increase) decrease in:
       Net separate accounts (assets) liabilities                  (35)         22          1
       Other assets and other liabilities                           98         (64)       (92)
     Increase in:
       Policy claims                                                34           4          9
       Future policy benefits                                      186         147         41
                                                              --------    --------    -------
          NET CASH PROVIDED BY OPERATING ACTIVITIES                945         718        521
                                                              --------    --------    -------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available for sale fixed maturities                28,757       8,161      3,981
     Maturity of available for sale fixed maturities             1,902       1,497      1,505
     Maturity of held to maturity fixed maturities                  --          73        121
     Sale of equity securities                                     109          74        170
     Repayment of mortgage loans                                   322         354        227
     Sale of other investments                                      58          65         62
  Cost of:
     Available for sale fixed maturities acquired              (33,811)    (11,031)    (6,679)
     Held to maturity fixed maturities acquired                     --         (17)       (75)
     Equity securities acquired                                   (112)       (113)      (152)
     Mortgage loans acquired                                      (469)       (439)      (451)
     Other investments acquired                                   (715)       (216)       (13)
  Policy loans (net)                                               (32)        (33)       (21)
  Increase (decrease) in loaned securities                          23         422       (222)
  Securities sold under agreements to repurchase (net)             153        (488)       480
                                                              --------    --------    -------
          NET CASH USED IN INVESTING ACTIVITIES                 (3,815)     (1,691)    (1,067)
                                                              --------    --------    -------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits                                                    4,525       2,000      2,016
     Withdrawals                                                (1,396)     (1,026)    (1,154)
     Net transfers from (to) the separate accounts                (536)       (318)      (181)
  Capital contribution received from parent                        300          --         --
                                                              --------    --------    -------
          NET CASH PROVIDED BY FINANCING ACTIVITIES              2,893         656        681
                                                              --------    --------    -------
  Effect of exchange rate changes on cash and cash
     equivalents                                                    --          (3)         4
                                                              --------    --------    -------
Net increase (decrease) in cash and cash equivalents                23        (320)       139
                                                              --------    --------    -------
Cash and cash equivalents, beginning of year                       767       1,087        948
                                                              --------    --------    -------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    790    $    767    $ 1,087
                                                              ========    ========    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2001, 2000 AND 1999

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. NYLIAC offers a wide variety of interest sensitive insurance and annuity products to a large cross section of the insurance market. NYLIAC markets its products in all 50 of the United States, the District of Columbia and Taiwan, primarily through its agency force and the agency force of Taiwan. In addition, NYLIAC markets Corporate Owned Life Insurance through independent brokers and brokerage general agents.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements of life insurance enterprises requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation.

INVESTMENTS

     Fixed maturity investments, which NYLIAC has both the ability and the intent to hold to maturity, are stated at amortized cost. Investments classified as available for sale are reported at fair value. Unrealized gains and losses on available for sale securities are reported in stockholder's equity, net of deferred taxes, and certain deferred acquisition cost and policyholder account balance offsets. Significant changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective adjustment method. The cost basis of fixed maturity and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net income.

     Equity securities are carried at fair value with related unrealized gains and losses reflected in other comprehensive income, net of deferred taxes, and certain deferred acquisition cost and policyholder account balance offsets.

     Mortgage loans on real estate are carried at unpaid principal balances, net of valuation allowances, and are secured. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the fair value of the collateral.

     Investment real estate, which NYLIAC has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of investments in limited partnerships and limited liability companies, which are carried on the equity method of accounting.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the balance sheet and are carried at amortized cost, which approximates fair value.

     Derivative financial instruments are accounted for at fair market value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the balance sheet. These consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for annuities. Changes in assumptions are reflected in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

     For certain products sold in Taiwan, including whole life, periodic endowment and endowment contracts, the deferred policy acquisition costs are amortized over the life of the contract in proportion to gross premiums.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the insurer for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize capitalized policy acquisition costs. Policy benefits and claims that are charged to expenses include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals and charges. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods.

FEDERAL INCOME TAXES

     NYLIAC is a member of a group which files a consolidated Federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that NYLIAC is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES -- (CONTINUED)

prior years. Deferred income tax assets and liabilities are recognized for the future tax consequence of temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities.

     Current Federal income taxes include a provision for NYLIAC's share of the equity base tax applicable to mutual life insurance companies and their insurance subsidiaries. The amount recorded is based on NYLIAC's estimate of the differential earnings rate ("DER") (the actual rate will be announced at a later date by the Internal Revenue Service ("IRS")) used to compute the equity base tax for current and prior years.

REINSURANCE

     NYLIAC enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. NYLIAC remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. NYLIAC evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

SEPARATE ACCOUNTS

     NYLIAC has established separate accounts with varying investment objectives, which are segregated from NYLIAC's general account, and are maintained for the benefit of separate account policyholders and NYLIAC. Separate account assets are stated at market value. The liability for separate accounts represents policyholders' interests in the separate account assets. For its registered separate accounts, these liabilities include accumulated net investment income and realized and unrealized gains and losses on those assets, and generally reflect market value. For its guaranteed, non-registered separate account, the liability includes interest credited to the policies.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Insurance Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The development of policy reserves and deferred policy acquisition costs for NYLIAC's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     NYLIAC issues certain variable products with various types of guaranteed minimum death benefits features. NYLIAC currently reserves for expected payments resulting from these features. NYLIAC bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market.

     NYLIAC regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed and asset-backed securities is based on historical experience and estimates of future payment experience on the underlying assets. Actual prepayment speeds will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

     As a subsidiary of a mutual life insurance company, NYLIAC is subject to a tax on its equity base. The rates applied to NYLIAC's equity base are determined annually by the IRS after comparison of mutual life insurance company earnings for the year to the average earnings of the 50 largest stock life insurance companies for the prior three years. Due to the timing of earnings information, estimates of the current year's tax rate must be made by management. The ultimate amounts of equity base tax incurred may vary considerably from the original estimates.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2001, NYLIAC adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," ("SFAS 133") as amended by Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment to FASB Statement No. 133," ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. SFAS 133 requires that all derivatives be recorded on the balance sheet at their fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, resulted in a $14 million decrease in other comprehensive income with a corresponding increase of $14 million in net income, net of taxes. Upon its adoption of SFAS No. 133, NYLIAC reclassified $646 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative effect adjustment of $12 million increasing other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001. The net impact on other comprehensive income of these adjustments was a decrease of $2 million, after tax.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, NYLIAC has determined an estimated fair value using either a discounted cash flow approach, including provisions for credit risk generally based upon the assumption such securities will be held to maturity, broker dealer quotations, or management's pricing model.

     At December 31, 2001 and 2000, the maturity distribution of fixed maturities was as follows (in millions):

                                                              2001                       2000
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   628      $   639       $   712      $   710
Due after one year through five years                   3,736        3,838         2,915        2,906
Due after five years through ten years                  5,060        5,088         2,464        2,408
Due after ten years                                     3,267        3,277         2,841        2,707
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government agency             1,047        1,085           956          990
  Other mortgage-backed securities                      4,337        4,415         4,153        4,225
  Other asset-backed securities                         1,307        1,315         1,033        1,047
                                                      -------      -------       -------      -------
     Total Available for Sale                         $19,382      $19,657       $15,074      $14,993
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)


                                                                                         2000
                                                                                -----------------------
                                                                                AMORTIZED    ESTIMATED
HELD TO MATURITY                                                                  COST       FAIR VALUE
----------------                                                                ---------    ----------
Due in one year or less                                                           $ 49          $ 49
Due after one year through five years                                              213           298
Due after five years through ten years                                             171           170
Due after ten years                                                                179           179
Asset-backed securities                                                             15            15
                                                                                  ----          ----
     Total Held to Maturity                                                       $627          $711
                                                                                  ====          ====

     At December 31, 2001 and 2000, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                            2001
                                                     ---------------------------------------------------
                                                     AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST         GAINS         LOSSES      FAIR VALUE
------------------                                   ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                            $   773        $ 22          $  4        $   791
U.S. agencies, state and municipal                        274          20            --            294
Foreign Governments                                       110           3             1            112
Corporate                                              12,581         380           231         12,730
Other mortgage-backed securities                        4,337         100            22          4,415
Other asset-backed securities                           1,307          30            22          1,315
                                                      -------        ----          ----        -------
     Total Available for Sale                         $19,382        $555          $280        $19,657
                                                      =======        ====          ====        =======

                                                                            2000
                                                     ---------------------------------------------------
                                                     AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST         GAINS         LOSSES      FAIR VALUE
------------------                                   ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                            $   735        $ 24          $  1        $   758
U.S. agencies, state and municipal                        221          12             1            232
Foreign Governments                                        51           1            --             52
Corporate                                               8,881         146           348          8,679
Other mortgage-backed securities                        4,153          88            16          4,225
Other asset-backed securities                           1,033          24            10          1,047
                                                      -------        ----          ----        -------
     Total Available for Sale                         $15,074        $295          $376        $14,993
                                                      =======        ====          ====        =======
HELD TO MATURITY
Corporate                                             $   612        $ 92          $  8        $   696
Other                                                      15          --            --             15
                                                      -------        ----          ----        -------
     Total Held to Maturity                           $   627        $ 92          $  8        $   711
                                                      =======        ====          ====        =======

EQUITY SECURITIES

     Estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and a matrix pricing model for private placement securities. At December 31, 2001 and 2000, the distribution of gross unrealized gains and losses on equity securities was as follows (in millions):

                  UNREALIZED    UNREALIZED    ESTIMATED
          COST      GAINS         LOSSES      FAIR VALUE
          ----    ----------    ----------    ----------
  2001    $103       $ 6           $14           $ 95
  2000    $124       $14           $12           $126

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS

     NYLIAC's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair market value of the mortgage loan portfolio at December 31, 2001 and 2000 is estimated to be $2,227 million and $2,046 million, respectively. Fair market values are determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2001 and 2000, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to approximately $27 million and $54 million, respectively, at a fixed market rate of interest. These commitments are diversified by property type and geographic region.

     The general reserve provision for losses on mortgage loans was $4 million at both December 31, 2001 and 2000. There were no specific provisions for losses as of December 31, 2001 and 2000.

     NYLIAC accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is generally recognized on a cash basis. Cash payments on loans in the process of foreclosure are generally treated as a return of principal.

     At December 31, 2001 and 2000, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                   2001        2000
                                                 --------    --------
Property Type:
  Office buildings                                $  776      $  809
  Retail                                             394         396
  Apartments                                         194         167
  Residential                                        494         369
  Other                                              280         252
                                                  ------      ------
     Total                                        $2,138      $1,993
                                                  ======      ======
Geographic Region:
  Central                                         $  573      $  565
  Pacific                                            329         268
  Middle Atlantic                                    469         469
  South Atlantic                                     528         512
  New England                                        170         145
  Other                                               69          34
                                                  ------      ------
     Total                                        $2,138      $1,993
                                                  ======      ======

OTHER INVESTMENTS

     Other investments consist primarily of an investment in a limited liability company, limited partnership interests in real estate, as well as directly owned investments in real estate. The components of other investments as of December 31, 2001 and 2000 were as follows (in millions):

                                                              2001    2000
                                                              ----    ----
Limited liability company                                     $873    $185
Limited partnerships                                            22      38
Real estate                                                     18      34
Other                                                            4       3
                                                              ----    ----
     Total other investments                                  $917    $260
                                                              ====    ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER INVESTMENTS -- (CONTINUED)

     Accumulated depreciation on real estate at December 31, 2001 and 2000, was $5 million and $8 million, respectively. Depreciation expense totaled $1 million in 2001, $1 million in 2000 and $3 million in 1999.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $14 million and $13 million at December 31, 2001 and 2000, respectively, were on deposit with Governmental authorities or trustees as required by certain insurance laws and are included on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2001, 2000 and 1999, are as follows (in millions):

                                                 2001      2000      1999
                                                ------    ------    ------
Fixed maturities                                $1,238    $1,121    $1,013
Equity securities                                    6         7        10
Mortgage loans                                     155       147       134
Policy loans                                        47        46        41
Other investments                                   45        26        33
                                                ------    ------    ------
  Gross investment income                        1,491     1,347     1,231
Investment expenses                                (39)      (32)      (51)
                                                ------    ------    ------
     Net investment income                      $1,452    $1,315    $1,180
                                                ======    ======    ======

     During 1999 a fixed maturity investment that had been classified as held to maturity was transferred to available for sale and subsequently sold due to credit deterioration. The investment had an amortized cost of $10,052,000, and the sale resulted in a realized gain of $82,000.

     For the years ended December 31, 2001, 2000 and 1999, realized investment gains (losses) computed under the specific identification method are as follows (in millions):

                                                2001                           2000                           1999
                                      -------------------------      -------------------------      -------------------------
                                      GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                      -----              ------      -----              ------      -----              ------
REALIZED GAINS (LOSSES):
Fixed maturities                      $163               $(217)      $ 80               $(157)      $ 64                $(87)
Equity securities                       11                  (9)        17                  (7)        34                  (8)
Mortgage loans                          --                  (1)         8                  (1)         4                  --
Derivative instruments                   1                  (7)        --                  --         --                  --
Other investments                       10                  (1)        25                  (4)         7                  (2)
                                      ----               -----       ----               -----       ----                ----
     Subtotal                         $185               $(235)      $130               $(169)      $109                $(97)
                                      ====               =====       ====               =====       ====                ====
Total net investment gains (losses)             $(50)                          $(39)                          $12
                                                ====                           ====                           ===

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on fixed maturities available for sale are included in the Balance Sheet as a component of "Accumulated other comprehensive income (loss)". Changes in these amounts include reclassification adjustments to avoid double counting in "Comprehensive income" items that are part

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

of "Net income" for a period that also had been part of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, 2001, 2000 and 1999 are as follows (in millions):

                                                             2001    2000     1999
                                                             ----    -----    -----
Net unrealized investments gains (losses), beginning of the
  year                                                       $(31)   $(191)   $ 201
                                                             ----    -----    -----
Cumulative effect of a change in accounting principle          (2)      --       --
                                                             ----    -----    -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains (losses) arising
       during the period                                      172      220     (612)
     Less: Reclassification adjustments for gains (losses)
       included in net income                                 (64)     (41)       1
                                                             ----    -----    -----
     Change in net unrealized investment gains (losses),
       net of adjustments                                     236      261     (613)
Impact of net unrealized investment gains (losses) on:
     Policyholders' account balance                            --       (3)      (7)
     Deferred policy acquisition costs                        (99)     (98)     228
                                                             ----    -----    -----
Change in net unrealized investment gains (losses)            137      160     (392)
                                                             ----    -----    -----
Net unrealized investment gains (losses), end of year        $104    $ (31)   $(191)
                                                             ====    =====    =====

     Net unrealized gains (losses) on investments arising during the periods reported in the above table are net of income tax expense (benefit) of $93 million, $118 million and $(330) million for the years ended December 31, 2001, 2000 and 1999, respectively.

     Reclassification adjustments reported in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax benefit of $34 million, $22 million and $0 million, respectively.

     Policyholders' account balance reported in the above table are net of income tax benefit of $2 million and $3 million for the years ended December 31, 2000 and 1999, respectively.

     Deferred policy acquisition costs in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax expense (benefit) of $(53) million, $(53) million and $122 million, respectively.

NOTE 5 -- INSURANCE LIABILITIES

     NYLIAC's annuity contracts are primarily deferred annuities. The carrying value, which approximates fair value, of NYLIAC's liabilities for deferred annuities at December 31, 2001 and 2000, was $10,247 million and $7,944 million, respectively.

NOTE 6 -- SEPARATE ACCOUNTS

     NYLIAC maintains eight non-guaranteed, registered separate accounts for its variable deferred annuity and variable life products. NYLIAC maintains investments in the registered separate accounts of $67 million and $40 million at December 31, 2001 and 2000, respectively. The assets of the separate accounts, which are carried at market value, represent investments in shares of the New York Life sponsored MainStay VP Series Fund and other non-proprietary funds.

     NYLIAC maintains one guaranteed separate account for universal life insurance policies. This account provides a minimum guaranteed interest rate with a market value adjustment imposed upon certain surrenders. The assets of this separate account are carried at market value.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs (DAC) for the years ended December 31, 2001, 2000 and 1999 is as follows (in millions):

                                                              2001      2000      1999
                                                             ------    ------    ------
Balance at beginning of year before adjustment
  for unrealized gains (losses) on investments               $1,630    $1,326    $1,028
Current year additions                                          558       444       372
Amortized during year                                          (179)     (140)      (74)
                                                             ------    ------    ------
Balance at end of year before adjustment for unrealized
  gains (losses) on investments                               2,009     1,630     1,326
Adjustment for unrealized gains (losses) on investments        (122)       30       181
                                                             ------    ------    ------
Balance at end of year                                       $1,887    $1,660    $1,507
                                                             ======    ======    ======

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense included in the accompanying Statement of Income is as follows (in millions):

                                                          2001    2000    1999
                                                          ----    ----    ----
Current:
  Federal before prior years adjustment                   $ 32    $ 15    $ 56
  Prior years adjustment                                   (24)    (18)     (4)
  State and local                                            2       2       4
                                                          ----    ----    ----
                                                            10      (1)     56
                                                          ====    ====    ====
Deferred:
  Federal                                                   21      54      57
                                                          ----    ----    ----
Net income tax expense                                    $ 31    $ 53    $113
                                                          ====    ====    ====

     The components of the net deferred tax liability as of December 31, 2001 and 2000 are as follows (in millions):

                                                              2001    2000
                                                              ----    ----
Deferred tax assets:
  Future policyholder benefits                                $358    $303
  Employee and agents benefits                                  57      53
                                                              ----    ----
     Gross deferred tax assets                                 415     356
                                                              ====    ====
Deferred tax liabilities:
  Deferred policy acquisition costs                            513     406
  Investments                                                   63      13
  Other                                                         26      24
                                                              ----    ----
     Gross deferred tax liabilities                            602     443
                                                              ----    ----
       Net deferred tax liability                             $187    $ 87
                                                              ====    ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

     Set forth below is a reconciliation of the Federal income tax rate to the effective tax rate for 2001, 2000 and 1999:

                                                            2001     2000     1999
                                                           ------    -----    -----
Statutory federal income tax rate                            35.0%    35.0%    35.0%
Current year equity base tax                                 12.5     13.6      5.9
True down of prior year equity base tax                     (20.1)    (9.2)      --
Tax exempt income                                            (4.9)    (4.2)    (1.4)
Other                                                         0.9     (1.2)    (0.4)
                                                           ------    -----    -----
Effective tax rate                                           23.4%    34.0%    39.1%
                                                           ======    =====    =====

     NYLIAC's Federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1995. There were no material effects on NYLIAC's results of operations as a result of these audits. NYLIAC believes that its recorded income tax liabilities are adequate for all open years.

     In March 2002, the Job Creation and Worker Assistance Act of 2002 was passed to provide tax relief and stimulate the economy. This law requires a "tax holiday" related to the Company's equity base tax for the three year period beginning 2001. The Company has accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount will be reflected as an adjustment to current income taxes incurred in 2002.

NOTE 9 -- REINSURANCE

     NYLIAC has entered into cession reinsurance agreements on a coinsurance basis with non-affiliated companies and on a yearly renewable term basis with affiliated and non-affiliated companies. Under the affiliated agreements included in the accompanying Statement of Income are $2 million, $2.3 million and $1.5 million of ceded premiums at December 31, 2001, 2000 and 1999, respectively.

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     NYLIAC uses derivative financial instruments to manage interest rate, currency, commodity and market risk. These derivative financial instruments include foreign exchange forward contracts, foreign currency options, equity total return swaps, interest rate swaps, commodity swaps and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     NYLIAC deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. NYLIAC has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the future creditworthiness of counterparties. NYLIAC uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. NYLIAC formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. For cashflow hedges of interest rate risk, NYLIAC uses either qualitative assessment, if appropriate or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cashflows method is used to measure hedge ineffectiveness when appropriate. NYLIAC does not have any fair value hedges at December 31, 2001. NYLIAC will discontinue hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available for sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). During 2001, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There are no cashflow hedges of forecasted transactions as of December 31, 2001. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2001 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $4 million.

     NYLIAC may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, NYLIAC assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains or losses. If NYLIAC is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2001, there were no such embedded derivatives that could not be separated from their host contracts.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     NYLIAC participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2001 and 2000, $829 million and $755 million, respectively, of NYLIAC's fixed maturities and equity securities were on loan to others. Collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively, is obtained. The market value of securities

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

LOANED SECURITIES AND REPURCHASE AGREEMENTS -- (CONTINUED)

loaned is monitored on a daily basis with additional collateral obtained as necessary. Such assets reflect the extent of NYLIAC's involvement in securities lending, not NYLIAC's risk of loss.

     NYLIAC enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, NYLIAC obtains the use of funds from a broker for approximately one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2001 of $284 million ($132 million at December 31,
2000) approximates fair value. The investments acquired with the funds received from the securities sold are included in other investments in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides NYLIAC with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges NYLIAC for the identified costs associated with these services and facilities under the terms of a Service Agreement between New York Life and NYLIAC. Such costs, amounting to $458 million for the year ended December 31, 2001 ($476 million for 2000 and $393 million for 1999) are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, NYLIAC is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. NYLIAC was allocated $10 million for its share of the net periodic post-retirement benefits expense in 2001 ($7 million and $12 million in 2000 and 1999, respectively) and $(6) million for the post-employment benefits expense in 2001 ($2 million in 2000 and $3 million in 1999) under the provisions of the Service Agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, in 1999 New York Life concluded a comprehensive expense reduction program expected to streamline processes and improve profitability. As a result of job eliminations and early retirement benefits as defined in management's termination plan, NYLIAC was allocated $16 million for its share of these restructuring costs in 1999, which are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     For the year ended December 31, 2001, NYLIAC recorded annuity and universal life fees of $8 million from New York Life Investment Management, LLC, a wholly owned subsidiary of New York Life for administration and advisory fees.

     At December 31, 2001 and 2000, NYLIAC had a net liability of $157 million and $111 million, respectively for the above described services which are included in other liabilities in the accompanying Balance Sheet.

     In 2001, NYLIAC received a capital contribution in the amount of $300 million from its parent company, New York Life.

     In 1999 NYLIAC sold a $197 million Corporate Sponsored Variable Universal Life (CSVUL) policy and a $82 million Corporate Sponsored Universal Life (CSUL) policy to a Voluntary Employee Benefit Association (VEBA) trust. This trust was established to fund New York Life's retired employees medical and dental benefits. In addition, in 1999 NYLIAC sold a Corporate Owned Life (COLI) policy to New York Life for $180 million in premiums. This policy was sold on the same basis as policies sold to unrelated customers.

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $20 million, $8 million, and $52 million during 2001, 2000 and 1999, respectively.

     Total interest paid was $21 million, $12 million and $30 million during 2001, 2000 and 1999, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department recognizes only

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 14 -- STATUTORY FINANCIAL INFORMATION -- (CONTINUED)

statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

     At December 31, 2001 and 2000, statutory stockholder's equity was $1,335 million and $1,098 million, respectively. Statutory net income/(loss) for the years ended December 31, 2001, 2000 and 1999 was $(82.6) million, $0.4 million and $63 million, respectively.

     The State of Delaware Insurance Department has adopted the NAIC's Codification of Statutory Accounting Principles guidance, effective January 1, 2001. The effect of adoption was a net increase in statutory surplus of approximately $27 million.

     NYLIAC is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of NYLIAC's surplus or one hundred percent of net gain from operations.

     No dividends were paid or declared for the years ended December 31, 2001, 2000 and 1999.

     As of December 31, 2001, the amount of available and accumulated funds derived from earned surplus from which NYLIAC can pay dividends is $530 million. The maximum amount of dividends which may be paid in 2002 without prior approval is $133 million.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by Statement of Financial Accounting Standards No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment to FASB Statement No. 133.

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, New York 10036
March 12, 2002

                         PROSPECTUS DATED MAY 10, 2002


                                      FOR

                       MAINSTAY PLUS II VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     This Prospectus describes the individual flexible premium MainStay Plus II Variable Annuity policies. New York Life Insurance and Annuity Corporation ("NYLIAC") issues these policies. We designed these policies to assist individuals with their long-term retirement planning needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when income payments commence, and a guaranteed death benefit if the owner or Annuitant dies before income payments have commenced.


     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take the money out of your policy which can be done in several ways. You can split your premium payments among two guaranteed interest options, three general account options specifically for the Dollar Cost Averaging Advantage Plan and up to 18 of the 31 variable Investment Divisions listed below.



  -    MainStay VP Bond
  -    MainStay VP Capital Appreciation
  -    MainStay VP Cash Management
  -    MainStay VP Convertible
  -    MainStay VP Equity Income
  -    MainStay VP Government
  -    MainStay VP Growth Equity
  -    MainStay VP High Yield Corporate Bond
  -    MainStay VP Indexed Equity
  -    MainStay VP International Equity
  -    MainStay VP Small Cap Growth
  -    MainStay VP Total Return
  -    MainStay VP Value
  -    MainStay VP American Century Income & Growth
  -    MainStay VP Dreyfus Large Company Value
  -    MainStay VP Eagle Asset Management Growth Equity
  -    MainStay VP Lord Abbett Developing Growth
  -    Alger American Small Capitalization
  -    Calvert Social Balanced
  -    Dreyfus IP Technology Growth (Initial Shares)
  -    Fidelity VIP Contrafund(R) (Initial Class)
  -    Fidelity VIP Equity-Income (Initial Class)
  -    Janus Aspen Series Balanced
  -    Janus Aspen Series Worldwide Growth
  -    MFS(R) Investors Trust Series
  -    MFS(R) Research Series
  -    MFS(R) Utilities Series
  -    Neuberger Berman AMT Mid-Cap Growth
  -    T. Rowe Price Equity Income
  -    Van Eck Worldwide Hard Assets
  - Van Kampen UIF Emerging Markets Equity (formerly known as Morgan Stanley UIF Emerging Markets
       Equity)


    You may allocate initial premiums, and thereafter may maintain the Accumulation Value in up to 18 Investment Divisions and the DCA Advantage Plan Accounts inclusively, plus the Fixed Accounts.

    We do not guarantee the investment performance of these variable Investment Divisions. Depending on current market conditions, you can make or lose money in any of the Investment Divisions.

    You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless accompanied by the current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund (VIP), the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Universal Institutional Funds, Inc., the T. Rowe Price Equity Series, Inc. and the Van Eck Worldwide Insurance Trust (the "Funds," each individually a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact us at (800) 762-6212 or your registered representative if you do not have the accompanying book of underlying fund prospectuses.

    To learn more about the policy, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call us at (800) 762-6212 or write to us at the address above.

    THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS


                                           PAGE
                                           ----
DEFINITIONS..............................    3
FEE TABLE................................    5
QUESTIONS AND ANSWERS ABOUT MAINSTAY PLUS
  II VARIABLE ANNUITY....................   11
FINANCIAL STATEMENTS.....................   14
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE ACCOUNT...   15
  New York Life Insurance and Annuity
    Corporation..........................   15
  The Separate Account...................   15
  The Portfolios.........................   15
  Additions, Deletions or Substitutions
    of Investments.......................   16
  Reinvestment...........................   17
THE POLICIES.............................   17
  Selecting the Variable Annuity That's
    Right for You........................   17
  Qualified and Non-Qualified Policies...   18
  Policy Application and Premium
    Payments.............................   19
  Payments Returned for Insufficient
    Funds................................   20
  Your Right to Cancel ("Free Look").....   20
  Issue Ages.............................   20
  Transfers..............................   20
    (a) Limits on Transfers..............   21
  Procedures for Telephone Transactions..   21
  Dollar Cost Averaging Programs.........   21
    (a) Traditional Dollar Cost
         Averaging.......................   22
    (b) The DCA Advantage Plan...........   22
  Automatic Asset Reallocation...........   23
  Interest Sweep.........................   23
  Accumulation Period....................   24
    (a) Crediting of Premium  Payments...   24
    (b) Valuation of Accumulation
         Units...........................   24
  Riders.................................   24
    (a) Living Needs Benefit Rider.......   24
    (b) Unemployment Benefit Rider.......   25
    (c) Investment Protection Plan  Rider
        (optional).......................   25
    (d) Enhanced Beneficiary Benefit
         Rider (optional)................   26
    (e) Enhanced Spousal Continuance
         Rider (optional)................   28
  Policy Owner Inquiries.................   28
  Records and Reports....................   28
CHARGES AND DEDUCTIONS...................   28
  Surrender Charges......................   28
  Amount of Surrender Charge.............   29
  Exceptions to Surrender Charges........   29



                                           PAGE
                                           ----
  Other Charges..........................   29
    (a) Separate Account Charge..........   29
    (b) Policy Service Charge............   30
    (c) Investment Protection Plan  Rider
        Charge (optional)................   30
    (d) Rider Risk Charge Adjustment
         (optional)......................   30
    (e)  Enhanced Beneficiary Benefit
          Rider Charge (optional)........   30
    (f)  Fund Charges....................   31
    (g) Transfer Fees....................   31
  Group and Sponsored Arrangements.......   31
  Taxes..................................   31
DISTRIBUTIONS UNDER THE POLICY...........   31
  Surrenders and Withdrawals.............   31
    (a) Surrenders.......................   32
    (b) Partial Withdrawals..............   32
    (c) Periodic Partial Withdrawals.....   32
    (d) Hardship Withdrawals.............   33
  Required Minimum Distribution..........   33
  Our Right to Cancel....................   33
  Annuity Commencement Date..............   33
  Death Before Annuity Commencement......   33
  Income Payments........................   35
    (a) Election of Income Payment
         Options.........................   35
    (b) Proof of Survivorship............   35
  Delay of Payments......................   35
  Designation of Beneficiary.............   35
  Restrictions Under Internal Revenue
    Code Section 403(b)(11)..............   35
  Loans..................................   36
THE FIXED ACCOUNTS.......................   36
    (a) Interest Crediting...............   37
    (b) Transfers to Investment
       Divisions.........................   37
    (c) Fixed Account Initial  Premium
        Guarantee........................   37
THE DCA ADVANTAGE PLAN ACCOUNTS..........   37
FEDERAL TAX MATTERS......................   38
  Introduction...........................   38
  Taxation of Annuities in General.......   38
  Qualified Plans........................   39
    (a) Section 403(a) Plans.............   39
    (b) Section 403(b) Plans.............   39
    (c) Individual Retirement
       Annuities.........................   39
    (d) Roth Individual Retirement
         Annuities.......................   40
    (e) Deferred Compensation Plans......   40
    (f)  Inherited IRAs..................   40
DISTRIBUTOR OF THE POLICIES..............   40
VOTING RIGHTS............................   40
TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION.................   42


     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ATTACHED SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                  DEFINITIONS

ACCUMULATION UNIT--An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value, the Fixed Accumulation Value, and the DCA Accumulation Value of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Accounts.

ANNUITANT--The person whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which we are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policy owner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN ACCOUNTS--The 6-month, 12-month and 18-month DCA accounts used specifically for the DCA Advantage Plan.

DOLLAR COST AVERAGING ("DCA") ADVANTAGE PLAN--A feature which permits automatic dollar cost averaging using the DCA Advantage Plan Accounts.

DOLLAR COST AVERAGING ("DCA") ACCUMULATION VALUE--The sum of premium payments allocated to the DCA Advantage Plan Accounts, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Plan, and less any surrender charges and any policy service charges that may already have been assessed from the DCA Advantage Plan. The DCA Accumulation Value is supported by assets in NYLIAC's general account. These assets are subject to the claims of our general creditors.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account. Portfolios described in this prospectus are different from portfolios available to the general public. Investment results will differ.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of each Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Accounts, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Accounts, and less any surrender charges and policy service charges deducted from the Fixed Accounts.

FUND--A diversified, open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use in connection with employee retirement plans that qualify for special federal income tax treatment.

PAYMENT YEAR(S)--With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy which contains the policy specifications.

POLICY DATE--The date from which we measure Policy Years, quarters, months and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies issued under employee retirement plans that qualify for special federal income tax treatment.

SEPARATE ACCOUNT--NYLIAC Variable Annuity Separate Account-III, a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account's Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

                                   FEE TABLE

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                                                              MAINSTAY VP    MAINSTAY VP
                                                                MAINSTAY VP     CAPITAL         CASH       MAINSTAY VP
                                                                   BOND       APPRECIATION   MANAGEMENT    CONVERTIBLE
                                                                -----------   ------------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount withdrawn).............    7% during Payment Years 1-3; 6% during Payment Years
                                                                4-5; 5% during Payment Year 6; 4% during Payment Year
                                                                7; and 0% thereafter.
  Transfer Fee..............................................    There is no transfer fee on the first 12 transfers in
                                                                any Policy Year. However, NYLIAC reserves the right to
                                                                charge up to $30 for each transfer in excess of 12
                                                                transfers per Policy Year.
  Annual Policy Service Charge..............................    $30 per policy for policies with less than $50,000 of
                                                                Accumulation Value.
  Investment Protection Plan Rider Charge (optional)........    Maximum annual charge of 1% of the amount that is
                                                                guaranteed.
  Rider Risk Charge Adjustment (optional)...................    Maximum charge of 2% of the amount that is guaranteed
                                                                for cancellation of the Investment Protection Plan.
  Enhanced Beneficiary Benefit Rider Charge (optional)......    Maximum annual charge of 1% of the policy's
                                                                Accumulation Value, applied on a quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality &
    expense risk and administrative fees)...................       1.45%         1.45%          1.45%         1.45%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees.............................................       0.25%         0.36%          0.25%         0.36%
  Administration Fees.......................................       0.20%         0.20%          0.20%         0.20%
  Other Expenses............................................       0.07%         0.07%          0.09%         0.11%
  Total Fund Annual Expenses................................       0.52%         0.63%          0.54%         0.67%

                                                                                                        MAINSTAY VP
                                                              MAINSTAY VP                 MAINSTAY VP   HIGH YIELD
                                                                EQUITY      MAINSTAY VP     GROWTH       CORPORATE
                                                                INCOME      GOVERNMENT      EQUITY         BOND
                                                              -----------   -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount withdrawn).............  Year 7; and 0% thereafter.
                                                              charge up to $30 for each transfer in excess of 12
  Transfer Fee..............................................  transfers per Policy Year.
  Annual Policy Service Charge..............................
  Investment Protection Plan Rider Charge (optional)........
  Rider Risk Charge Adjustment (optional)...................
  Enhanced Beneficiary Benefit Rider Charge (optional)......
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality &
    expense risk and administrative fees)...................     1.45%         1.45%         1.45%         1.45%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees.............................................     0.70%(b)      0.30%         0.25%         0.30%
  Administration Fees.......................................     0.00%(b)      0.20%         0.20%         0.20%
  Other Expenses............................................     0.24%         0.10%         0.05%         0.08%
  Total Fund Annual Expenses................................     0.94%(c)      0.60%         0.50%         0.58%



                                                                  MAINSTAY VP    MAINSTAY VP    MAINSTAY VP   MAINSTAY VP
                                                                    INDEXED     INTERNATIONAL    SMALL CAP       TOTAL
                                                                    EQUITY         EQUITY         GROWTH        RETURN
                                                                  -----------   -------------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount withdrawn).............      7% during Payment Years 1-3; 6% during Payment Years
                                                                  4-5; 5% during Payment Year 6; 4% during Payment Year
                                                                  7; and 0% thereafter.
  Transfer Fee..............................................      There is no transfer fee on the first 12 transfers in
                                                                  any Policy Year. However, NYLIAC reserves the right to
                                                                  charge up to $30 for each transfer in excess of 12
                                                                  transfers per Policy Year.
  Annual Policy Service Charge..............................      $30 per policy for policies with less than $50,000 of
                                                                  Accumulation Value.
  Investment Protection Plan Rider Charge (optional)........      Maximum annual charge of 1% of the amount that is
                                                                  guaranteed.
  Rider Risk Charge Adjustment (optional)...................      Maximum charge of 2% of the amount that is guaranteed
                                                                  for cancellation of the Investment Protection Plan.
  Enhanced Beneficiary Benefit Rider Charge (optional)......      Maximum annual charge of 1% of the policy's
                                                                  Accumulation Value, applied on a quarterly basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality &
    expense risk and administrative fees)...................         1.45%          1.45%          1.45%         1.45%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees.............................................         0.10%          0.60%          1.00%(b)      0.32%
  Administration Fees.......................................         0.20%          0.20%          0.00%(b)      0.20%
  Other Expenses............................................         0.07%          0.32%          0.24%         0.07%
  Total Fund Annual Expenses................................         0.37%          1.12%          1.24%(d)      0.59%

                                                                            MAINSTAY VP   MAINSTAY VP
                                                                             AMERICAN       DREYFUS
                                                                              CENTURY        LARGE
                                                              MAINSTAY VP    INCOME &       COMPANY
                                                                 VALUE        GROWTH         VALUE
                                                              -----------   -----------   -----------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of amount withdrawn).............  Year 7; and 0% thereafter.
                                                              charge up to $30 for each transfer in
  Transfer Fee..............................................  excess of 12 transfers per Policy Year.
  Annual Policy Service Charge..............................
  Investment Protection Plan Rider Charge (optional)........
  Rider Risk Charge Adjustment (optional)...................
  Enhanced Beneficiary Benefit Rider Charge (optional)......
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value) (including mortality &
    expense risk and administrative fees)...................     1.45%         1.45%         1.45%
FUND ANNUAL EXPENSES
  (as a % of average net assets for the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees.............................................     0.36%         0.50%         0.60%
  Administration Fees.......................................     0.20%         0.20%         0.20%
  Other Expenses............................................     0.08%         0.18%         0.19%
  Total Fund Annual Expenses................................     0.64%         0.88%         0.99%

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       MAINSTAY VP
                                       EAGLE ASSET   MAINSTAY VP       ALGER
                                       MANAGEMENT    LORD ABBETT      AMERICAN      CALVERT      DREYFUS IP
                                         GROWTH      DEVELOPING        SMALL         SOCIAL      TECHNOLOGY      FIDELITY VIP
                                         EQUITY        GROWTH      CAPITALIZATION   BALANCED       GROWTH        CONTRAFUND(R)
                                       -----------   -----------   --------------   --------     ----------      -------------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of          7% during Payment Years 1-3; 6% during Payment Years 4-5; 5% during Payment Year 6; 4%
    amount withdrawn)..............    during Payment Year 7; and 0% thereafter.
  Transfer Fee.....................    There is no transfer fee on the first 12 transfers in any Policy Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per
                                       Policy Year.
  Annual Policy Service Charge.....    $30 per policy for policies with less than $50,000 of Accumulation Value.
  Investment Protection Plan Rider     Maximum annual charge of 1% of the amount that is guaranteed.
    Charge (optional)..............
  Rider Risk Charge Adjustment         Maximum charge of 2% of the amount that is guaranteed for cancellation of the Investment
    (optional).....................    Protection Plan.
  Enhanced Beneficiary Benefit         Maximum annual charge of 1% of the policy's Accumulation Value, applied on a quarterly
    Rider Charge (optional)........    basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
    (including mortality & expense
    risk and administrative
    fees)..........................       1.45%         1.45%          1.45%          1.45%        1.45%             1.45%
FUND ANNUAL EXPENSES
  (as a % of average net assets for
    the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees....................       0.50%         0.60%          0.85%         0.425%        0.75%             0.58%
  Administration Fees..............       0.20%         0.20%             --         0.275%           --                --
  Other Expenses...................       0.10%         0.28%          0.07%          0.18%        0.12%             0.10%
  Total Fund Annual Expenses.......       0.80%         1.08%          0.92%          0.88%(e)     0.87%(f)          0.68%(g)


                                                       JANUS
                                     FIDELITY VIP      ASPEN
                                       EQUITY-        SERIES
                                        INCOME       BALANCED
                                     ------------    --------
OWNER TRANSACTION EXPENSES
                                     during
                                     Payment Year
  Surrender Charge (as a % of        7; and 0%
    amount withdrawn)..............  thereafter.
                                     charge up to $30 for each
                                     transfer in excess of 12
  Transfer Fee.....................  transfers per Policy Year.
  Annual Policy Service Charge.....
  Investment Protection Plan Rider
    Charge (optional)..............
  Rider Risk Charge Adjustment
    (optional).....................
  Enhanced Beneficiary Benefit
    Rider Charge (optional)........
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
    (including mortality & expense
    risk and administrative
    fees)..........................     1.45%          1.45%
FUND ANNUAL EXPENSES
  (as a % of average net assets for
    the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees....................     0.48%          0.65%
  Administration Fees..............        --             --
  Other Expenses...................     0.10%          0.01%
  Total Fund Annual Expenses.......     0.58%(g)       0.66%





                                       JANUS ASPEN                                               NEUBERGER
                                         SERIES         MFS(R)          MFS(R)        MFS(R)     BERMAN AMT    T. ROWE PRICE
                                        WORLDWIDE     INVESTORS        RESEARCH      UTILITIES    MID-CAP         EQUITY
                                         GROWTH      TRUST SERIES       SERIES        SERIES       GROWTH         INCOME
                                       -----------   ------------      --------      ---------   ----------    -------------
OWNER TRANSACTION EXPENSES
  Surrender Charge (as a % of          7% during Payment Years 1-3; 6% during Payment Years 4-5; 5% during Payment Year 6; 4%
    amount withdrawn)..............    during Payment Year 7; and 0% thereafter.
  Transfer Fee.....................    There is no transfer fee on the first 12 transfers in any Policy Year. However, NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per
                                       Policy Year.
  Annual Policy Service Charge.....    $30 per policy for policies with less than $50,000 of Accumulation Value.
  Investment Protection Plan Rider     Maximum annual charge of 1% of the amount that is guaranteed.
    Charge (optional)..............
  Rider Risk Charge Adjustment         Maximum charge of 2% of the amount that is guaranteed for cancellation of the
    (optional).....................    Investment Protection Plan.
  Enhanced Beneficiary Benefit         Maximum annual charge of 1% of the policy's Accumulation Value, applied on a quarterly
    Rider Charge (optional)........    basis.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
    (including mortality & expense
    risk and administrative
    fees)..........................       1.45%         1.45%           1.45%          1.45%       1.45%           1.45%
FUND ANNUAL EXPENSES
  (as a % of average net assets for
    the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees....................       0.65%         0.75%           0.75%          0.75%       0.54%           0.85%(j)
  Administration Fees..............          --            --              --             --       0.30%              --
  Other Expenses...................       0.04%         0.15%           0.15%          0.18%       0.07%              --
  Total Fund Annual Expenses.......       0.69%         0.90%(h)        0.90%(h)       0.93%(h)    0.91%(i)        0.85%


                                       VAN ECK       VAN KAMPEN
                                      WORLDWIDE     UIF EMERGING
                                     HARD ASSETS   MARKETS EQUITY
                                     -----------   --------------
OWNER TRANSACTION EXPENSES
                                     during
                                     Payment
                                     Year 7; and
  Surrender Charge (as a % of        0%
    amount withdrawn)..............  thereafter.
                                     the right
                                     to charge
                                     up to $30
                                     for each
                                     transfer in
                                     excess of
                                     12
                                     transfers
                                     per Policy
  Transfer Fee.....................  Year.
  Annual Policy Service Charge.....
  Investment Protection Plan Rider
    Charge (optional)..............
  Rider Risk Charge Adjustment       Protection
    (optional).....................  Plan.
  Enhanced Beneficiary Benefit
    Rider Charge (optional)........
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
    (including mortality & expense
    risk and administrative
    fees)..........................     1.45%          1.45%
FUND ANNUAL EXPENSES
  (as a % of average net assets for
    the fiscal year ended
    December 31, 2001)(a)
  Advisory Fees....................     1.00%          1.25%
  Administration Fees..............        --          0.25%
  Other Expenses...................     0.18%          0.62%
  Total Fund Annual Expenses.......     1.18%          2.12%(k)


------------

(a)The Fund or its agents provided the fees and charges, which are based on 2001 expenses and may reflect estimated charges. We have not verified the accuracy of the information provided by the agents.


(b)The fees designated as "Advisory Fees" reflect "Management Fees", which includes both Advisory Fees and Administrative Fees for this Investment Division.


(c)"Other Expenses" are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to reduce its fees and reimburse the operating expense of the Portfolio to the extent such expenses would cause "Total Fund Annual Expenses" to exceed 0.89% of average daily net assets. This fee reduction and reimbursement agreement may be terminated by NYLIM at any time. After taking into account this fee reduction and reimbursement agreement, estimated "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" for the current year are 0.65%, 0.24% and 0.89% respectively.


(d)"Other Expenses" are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to reduce its fees and reimburse the operating expense of the Portfolio to the extent such expenses would cause "Total Fund Annual Expenses" to exceed 0.95% of average daily net assets. This fee reduction and reimbursement agreement may be terminated by NYLIM at any time. After taking into account this fee reduction and reimbursement agreement, estimated "Advisory Fees", "Other Expenses" and "Total Fund Annual Expenses" for the current year are 0.71%, 0.24% and 0.95% respectively.


(e)"Other Expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be 0.87% for Social Balanced.


(f) These expenses are for the fiscal year ended December 31, 2001. Expenses in the current year and in future years may be higher or lower than the expenses presented.

(g)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.


(h)Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and direct brokerage arrangements, which would also have the effect of reducing the series expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal 0.89% for Research Series, 0.89% for Investors Trust Series, and 0.92% for Utilities Series.


(i) Neuberger Berman Management, Inc. ("NBMI") has undertaken through April 30, 2005 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed in the aggregate, 1% of the average daily net asset value. The expense reimbursement arrangement is contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Fund to exceed its respective limitation.


(j) The "Advisory Fees" include the ordinary operating expenses of the Fund.


(k)The management fee for certain portfolios may be reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the portfolio's adviser to the extent total annual operating expenses exceed 1.75%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Had these fee reductions been taken into account, the "Advisory Fees", "Administration Fees", "Other Expenses" and "Total Fund Annual Expenses", respectively, would be 0.98%, 0.25%, 0.62%, 1.85%. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser of the Emerging Markets Equity Portfolio excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of The Emerging Markets Equity Portfolio are 0.10% of such investment related expenses.

EXAMPLES(1)


     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the Separate Account and the Funds. However, the table does not reflect the charges for the optional Investment Protection Plan Rider, which would add a maximum of $10.00 per year for each year that the rider is in effect. If you cancel the Investment Protection Plan Rider at any time prior to surrendering the policy, a one-time charge of up to $20.00 would apply to the extent permitted by state law. The table also does not reflect the charges for the optional Enhanced Beneficiary Benefit Rider, which, under the assumptions stated below, would add a maximum charge of $10.25 in the first Policy Year, $32.00 in the first three Policy Years, $55.50 in the first five Policy Years, and $122.90 in the first ten Policy Years to the numbers listed below. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes on surrender of the policy or the Annuity Commencement Date.


     You would pay the following expenses on a $1,000 investment in one of the Investment Divisions listed, assuming a 5% annual return on assets:

        1. If you surrender your policy at the end of the stated time period:


                                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                         --------   --------   --------   --------
                MainStay VP Bond.......................................  $ 86.52    $135.56    $177.07    $247.20
                MainStay VP Capital Appreciation.......................  $ 87.57    $138.74    $182.42    $258.67
                MainStay VP Cash Management............................  $ 86.71    $137.60    $179.45    $250.59
                MainStay VP Convertible................................  $ 87.96    $139.89    $184.37    $262.81
                MainStay VP Equity Income..............................  $ 90.55    $147.63    $197.36    $290.31
                MainStay VP Government.................................  $ 87.28    $137.87    $180.97    $255.56
                MainStay VP Growth Equity..............................  $ 86.33    $134.99    $176.10    $245.11
                MainStay VP High Yield Corporate Bond..................  $ 87.10    $137.29    $180.00    $253.48
                MainStay VP Indexed Equity.............................  $ 85.08    $131.23    $169.75    $231.38
                MainStay VP International Equity.......................  $ 92.27    $152.77    $205.94    $308.24
                MainStay VP Small Cap Growth...........................  $ 93.42    $156.19    $211.63    $320.01
                MainStay VP Total Return...............................  $ 87.19    $137.59    $180.49    $254.52
                MainStay VP Value......................................  $ 87.67    $139.02    $182.91    $259.71
                MainStay VP American Century Income & Growth...........  $ 89.97    $145.91    $194.48    $284.27
                MainStay VP Dreyfus Large Company Value................  $ 91.02    $149.07    $199.75    $295.32
                MainStay VP Eagle Asset Management Growth Equity.......  $ 89.20    $143.62    $190.64    $276.14
                MainStay VP Lord Abbett Developing Growth..............  $ 91.89    $151.63    $204.04    $304.28
                Alger American Small Capitalization....................  $ 90.35    $147.06    $196.40    $288.30
                Calvert Social Balanced................................  $ 89.97    $145.91    $194.48    $284.27
                Dreyfus IP Technology Growth...........................  $ 89.87    $145.63    $194.01    $283.25
                Fidelity VIP Contrafund(R).............................  $ 88.05    $140.17    $184.84    $263.83
                Fidelity VIP Equity-Income.............................  $ 87.10    $137.29    $180.00    $253.48
                Janus Aspen Series Balanced............................  $ 87.86    $139.60    $183.88    $261.78
                Janus Aspen Series Worldwide Growth....................  $ 88.15    $140.47    $185.34    $264.88
                MFS(R) Investors Trust Series..........................  $ 90.16    $146.49    $195.44    $286.28
                MFS(R) Research Series.................................  $ 90.16    $146.49    $195.44    $286.28
                MFS(R) Utilities Series................................  $ 90.45    $147.35    $196.88    $289.31
                Neuberger Berman AMT Mid-Cap Growth....................  $ 90.26    $146.78    $195.93    $287.29
                T. Rowe Price Equity Income............................  $ 89.69    $145.06    $193.04    $281.22
                Van Eck Worldwide Hard Assets..........................  $ 92.85    $154.49    $208.78    $314.14
                Van Kampen UIF Emerging Markets Equity.................  $101.86    $180.98    $252.43    $402.17


---------------

(1) For purposes of calculating these examples, we have expressed the annual policy service charge as an annual percentage of assets based on the average size of policies having an Accumulation Value of less than $50,000 on December 31, 2001. The average size is approximately $20,000. This calculation method reasonably reflects the annual policy service charges applicable to policies having an Accumulation Value of less than $50,000. The annual policy service charge does not apply to policies having an Accumulation Value of $50,000 or greater. The expenses shown, therefore, would be slightly lower if your policy's Accumulation Value is $50,000 or greater.

        2. If you annuitize your policy at the end of the stated time period:


                                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                         --------   --------   --------   --------
                MainStay VP Bond.......................................  $ 86.52    $ 67.07    $114.99    $247.20
                MainStay VP Capital Appreciation.......................  $ 87.57    $ 70.47    $120.69    $258.67
                MainStay VP Cash Management............................  $ 86.71    $ 69.25    $117.53    $250.59
                MainStay VP Convertible................................  $ 87.96    $ 71.70    $122.76    $262.81
                MainStay VP Equity Income..............................  $ 90.55    $ 80.00    $136.57    $290.31
                MainStay VP Government.................................  $ 87.28    $ 69.54    $119.14    $255.56
                MainStay VP Growth Equity..............................  $ 86.33    $ 66.46    $113.97    $245.11
                MainStay VP High Yield Corporate Bond..................  $ 87.10    $ 68.92    $118.11    $253.48
                MainStay VP Indexed Equity.............................  $ 85.08    $ 62.43    $107.21    $231.38
                MainStay VP International Equity.......................  $ 92.27    $ 85.50    $145.69    $308.24
                MainStay VP Small Cap Growth...........................  $ 93.42    $ 89.16    $151.75    $320.01
                MainStay VP Total Return...............................  $ 87.19    $ 69.24    $118.64    $254.52
                MainStay VP Value......................................  $ 87.67    $ 70.77    $121.20    $259.71
                MainStay VP American Century Income & Growth...........  $ 89.97    $ 78.15    $133.51    $284.27
                MainStay VP Dreyfus Large Company Value................  $ 91.02    $ 81.53    $139.12    $295.32
                MainStay VP Eagle Asset Management Growth Equity.......  $ 89.20    $ 75.70    $129.42    $276.14
                MainStay VP Lord Abbett Developing Growth..............  $ 91.89    $ 84.27    $143.67    $304.28
                Alger American Small Capitalization....................  $ 90.35    $ 79.38    $135.55    $288.30
                Calvert Social Balanced................................  $ 89.97    $ 78.15    $133.51    $284.27
                Dreyfus IP Technology Growth...........................  $ 89.87    $ 77.85    $133.01    $283.25
                Fidelity VIP Contrafund(R).............................  $ 88.05    $ 72.00    $123.25    $263.83
                Fidelity VIP Equity-Income.............................  $ 87.10    $ 68.92    $118.11    $253.48
                Janus Aspen Series Balanced............................  $ 87.86    $ 71.39    $122.24    $261.78
                Janus Aspen Series Worldwide Growth....................  $ 88.15    $ 72.32    $123.79    $264.88
                MFS(R) Investors Trust Series..........................  $ 90.16    $ 78.77    $134.53    $286.28
                MFS(R) Research Series.................................  $ 90.16    $ 78.77    $134.53    $286.28
                MFS(R) Utilities Series................................  $ 90.45    $ 79.69    $136.06    $289.31
                Neuberger Berman AMT Mid-Cap Growth....................  $ 90.26    $ 79.08    $135.05    $287.29
                T. Rowe Price Equity Income............................  $ 89.69    $ 77.23    $131.98    $281.22
                Van Eck Worldwide Hard Assets..........................  $ 92.85    $ 87.33    $148.72    $314.14
                Van Kampen UIF Emerging Markets Equity.................  $101.86    $115.70    $195.14    $402.17


        3. If you do not surrender your policy:


                                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                         --------   --------   --------   --------
                MainStay VP Bond.......................................  $ 21.73    $ 67.07    $114.99    $247.20
                MainStay VP Capital Appreciation.......................  $ 22.86    $ 70.47    $120.69    $258.67
                MainStay VP Cash Management............................  $ 21.94    $ 69.25    $117.53    $250.59
                MainStay VP Convertible................................  $ 23.27    $ 71.70    $122.76    $262.81
                MainStay VP Equity Income..............................  $ 26.04    $ 80.00    $136.57    $290.31
                MainStay VP Government.................................  $ 22.55    $ 69.54    $119.14    $255.56
                MainStay VP Growth Equity..............................  $ 21.54    $ 66.46    $113.97    $245.11
                MainStay VP High Yield Corporate Bond..................  $ 22.35    $ 68.92    $118.11    $253.48
                MainStay VP Indexed Equity.............................  $ 20.21    $ 62.43    $107.21    $231.38
                MainStay VP International Equity.......................  $ 27.88    $ 85.50    $145.69    $308.24
                MainStay VP Small Cap Growth...........................  $ 29.10    $ 89.16    $151.75    $320.01
                MainStay VP Total Return...............................  $ 22.45    $ 69.24    $118.64    $254.52
                MainStay VP Value......................................  $ 22.96    $ 70.77    $121.20    $259.71
                MainStay VP American Century Income & Growth...........  $ 25.42    $ 78.15    $133.51    $284.27
                MainStay VP Dreyfus Large Company Value................  $ 26.55    $ 81.53    $139.12    $295.32
                MainStay VP Eagle Asset Management Growth Equity.......  $ 24.60    $ 75.70    $129.42    $276.14
                MainStay VP Lord Abbett Developing Growth..............  $ 27.47    $ 84.27    $143.67    $304.28
                Alger American Small Capitalization....................  $ 25.83    $ 79.38    $135.55    $288.30
                Calvert Social Balanced................................  $ 25.42    $ 78.15    $133.51    $284.27
                Dreyfus IP Technology Growth...........................  $ 25.32    $ 77.85    $133.01    $283.25
                Fidelity VIP Contrafund(R).............................  $ 23.37    $ 72.00    $123.25    $263.83
                Fidelity VIP Equity-Income.............................  $ 22.35    $ 68.92    $118.11    $253.48
                Janus Aspen Series Balanced............................  $ 23.17    $ 71.39    $122.24    $261.78
                Janus Aspen Series Worldwide Growth....................  $ 23.48    $ 72.32    $123.79    $264.88

                                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                         --------   --------   --------   --------
                MFS(R) Investors Trust Series..........................  $ 25.63    $ 78.77    $134.53    $286.28
                MFS(R) Research Series.................................  $ 25.63    $ 78.77    $134.53    $286.28
                MFS(R) Utilities Series................................  $ 25.94    $ 79.69    $136.06    $289.31
                Neuberger Berman AMT Mid-Cap Growth....................  $ 25.73    $ 79.08    $135.05    $287.29
                T. Rowe Price Equity Income............................  $ 25.12    $ 77.23    $131.98    $281.22
                Van Eck Worldwide Hard Assets..........................  $ 28.49    $ 87.33    $148.72    $314.14
                Van Kampen UIF Emerging Markets Equity.................  $ 38.11    $115.70    $195.14    $402.17


THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES. THE ACTUAL EXPENSES PAID OR PERFORMANCE ACHIEVED MAY BE GREATER OR LESS THAN THOSE SHOWN.

         QUESTIONS AND ANSWERS ABOUT MAINSTAY PLUS II VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT MAINSTAY PLUS II VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS MAINSTAY PLUS II VARIABLE ANNUITY?

     MainStay Plus II Variable Annuity is a Flexible Premium Deferred Variable Retirement Annuity policy. NYLIAC issues the policy. You may allocate premium payments to one or more of the Investment Divisions of the Separate Account, or to one or both of the Fixed Accounts. In addition, you may also allocate premium payments to one or more DCA Advantage Plan Accounts. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited on amounts in the Fixed Accounts and the DCA Advantage Plan Accounts.

2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENT?

     (a) You can allocate your premium payments to one or more of the following Allocation Alternatives:

        (i) SEPARATE ACCOUNT

             The Separate Account has 37 Investment Divisions, 31 of which are currently available under this product. The available Investment Divisions are listed on the first page of this Prospectus. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.

        (ii) FIXED ACCOUNTS

             Each premium payment, or the portion of any premium payment, you allocate to either of the Fixed Accounts will reflect a guaranteed interest rate. (See "The Fixed Accounts.")

     (b) You can also allocate your premium payments to the DCA Advantage Plan. The DCA Advantage Plan consists of three DCA Advantage Plan Accounts: a 6-month, 12-month and an 18-month account. NYLIAC will credit interest to amounts held in the DCA Advantage Plan Accounts at rates we have set in advance. The DCA Advantage Plan allows you to set up automatic dollar cost averaging from the DCA Advantage Plan Accounts into the Investment Divisions and/or the 1-Year Fixed Account. (See "DCA Advantage Plan Accounts.")

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNTS?


     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the 1-Year Fixed Account at least 30 days before the Annuity Commencement Date, although certain restrictions may apply. Transfers from the Investment Divisions or the 1-Year Fixed Account into the 3-Year Fixed Account are not permitted. Generally, you can transfer a minimum amount of $500, unless we agree otherwise. You can make unlimited transfers each Policy Year, subject to the "Limits on Transfers" section. We reserve the right to charge up to $30 for each transfer after the first twelve in a given Policy Year. (See "Transfers.") You may not transfer money into the 1-Year Fixed Account if you transferred money out of either of the Fixed Accounts during the previous six-month period. Transfers into the 3-Year Fixed Account are not permitted.


     You can make transfers from the Fixed Accounts and the DCA Advantage Plan Accounts, although certain restrictions may apply. (See "The Fixed Accounts" and "The DCA Advantage Plan Accounts.") In addition, you can request transfers through the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options described in this Prospectus.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     Before the date we start making Income Payments to you, we will deduct a policy service charge of $30 on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $50,000. In addition, we deduct a daily charge for certain mortality and expense risks NYLIAC assumes and for policy administration expenses. This charge is 1.45% of the average daily net asset value of the Separate Account. (See "Other Charges.")

     We impose a surrender charge on certain partial withdrawals or surrenders of the policies based on the amount of premium payments made. This charge is assessed as a percentage of the amount withdrawn during the first seven Payment Years following each premium payment. We keep track of each premium payment and assess a charge based on the length of time a premium payment is in your policy before it is withdrawn. The percentage declines after the first three Payment Years as follows:

                                                              SURRENDER
                        PAYMENT YEAR                           CHARGE
                        ------------                          ---------
1...........................................................     7%
2...........................................................     7%
3...........................................................     7%
4...........................................................     6%
5...........................................................     6%
6...........................................................     5%
7...........................................................     4%
8+..........................................................     0%

     For purposes of calculating the surrender charge, we treat withdrawals as coming from the oldest premium payment first (on a first-in, first-out basis).


     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of (a) 10% of the Accumulation Value at the time of withdrawal; (b) 10% of the Accumulation Value as of the prior Policy Anniversary; or (c) the Accumulation Value less the accumulated premium payments. (See "Surrender Charges" and "Exceptions to Surrender Charges.")



     If you select the Investment Protection Plan (in jurisdictions where available), we will deduct a charge on each policy quarter, based on the amount that is guaranteed. (See "Other Charges--Investment Protection Plan Rider Charge"). The maximum annual charge for this feature is 1% of the amount that is guaranteed. The current charge for this rider is 0.25% of the amount that is guaranteed, applied on a quarterly basis (0.0625% per quarter). We may deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan. We call this charge a Rider Risk Charge Adjustment. (See "Other Charges--Rider Risk Charge Adjustment.") The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We set both of these charges at our sole discretion, subject to the stated maximums. You should consult with your registered representative to determine the percentages we are currently charging before you select the Investment Protection Plan. We will not increase either of these charges after the date the Rider becomes effective for the Investment Protection Plan.



     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), we will deduct a charge on the first Business Day of each policy quarter that the Rider is in effect based on the Accumulation Value as of that date. We will deduct this charge beginning with the first policy quarter after the Policy date. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable quarter. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). This charge will not change once your policy is issued.


     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which accompany this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?


     Unless we permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. You can make additional premium payments of at least $500 or such lower amount as we may permit at any time. You have a choice of sending premium payments directly to NYLIAC or through pre-authorized monthly deductions from banks, credit unions or similar accounts. We may agree to other methods of payment. The maximum aggregate amount of premium payments we accept is up to $1,000,000 without prior approval. For Qualified Policies, you may not make premium payments in excess of the amount permitted by law for the plan.


6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions, Fixed Accounts and/or DCA Advantage Plan Accounts which you selected within two Business Days after receipt, subject to our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they are received.

     Currently, you may allocate the initial premium payment and thereafter may maintain the Accumulation Value in up to 18 Investment Divisions and the DCA Advantage Plan Accounts inclusively, plus the Fixed Accounts. (See "Automatic Asset Reallocation.") Moreover, you may raise or lower the percentages (which must be in whole numbers) of the premium payment you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as we may permit. The minimum amount which you may place in any DCA Advantage Plan Account is $5,000. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and/or any DCA Advantage Plan Account and the number of Allocation Alternatives and DCA Advantage Plan Accounts to which you allocate your Accumulation Value.

7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?


     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, we reserve the right to terminate your policy, subject to applicable state laws. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.


8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is alive. Your withdrawal request must be in a form that is acceptable to us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "Distributions Under the Policy" and "Federal Tax Matters.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?


     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Income Payments will always be the same specified amount. (See "Income Payments.") We may offer other options, at our discretion, where permitted by state law.


10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?


     If you or the Annuitant dies before the Annuity Commencement Date, we will pay the Beneficiary under the policy an amount equal to the greatest of:


        (a) the Accumulation Value, less any outstanding loan balance,


        (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, less any rider charges, or



        (c) the "reset value" (as described under "Death Before Annuity Commencement" in this Prospectus) plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, proportional withdrawals made since the most recent Reset Anniversary, any surrender charges applicable to such proportional withdrawals, and any rider charges since the last Reset Anniversary.



     If the Beneficiary is the spouse of the Annuitant and the owner, see Question 11. (Also see "Death Before Annuity Commencement" and "Federal Tax Matters.")


11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?


     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary (for Non-Qualified, IRA, Roth IRA, TSA and SEP policies; Inherited IRA policies are excluded). If your spouse chooses to continue the policy, we will not pay the death benefit proceeds as a consequence of your death, or the Annuitant's death. If you select the EBB Rider and the Enhanced Spousal Contingency (ESC) Rider applies, see the EBB and ESC Riders for details.

12. MAY I RETURN THE POLICY AFTER IT IS DELIVERED?

     You may cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. Except in jurisdictions where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, we will return the Accumulation Value on the date we receive the policy. We will set forth the provision in your policy.

13. WHAT ABOUT VOTING RIGHTS?


     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "Voting Rights.")



14. ARE POLICY LOANS AVAILABLE?



     If you have purchased your policy in connection with a tax-sheltered annuity "TSA" (Section 403(b)) plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "Loans.")



15. HOW DO I CONTACT MAINSTAY ANNUITIES OR NYLIAC?




                  GENERAL INQUIRIES AND WRITTEN REQUESTS  PREMIUM PAYMENTS AND LOAN PAYMENTS
                  --------------------------------------  --------------------------------------
REGULAR MAIL      MainStay Annuities Dept.                MainStay Annuities
                  Madison Square Station                  P.O. Box 13886
                  P.O. Box 732                            Newark, New Jersey 07188-0886
                  New York, New York 10010
EXPRESS MAIL      MainStay Annuities-Client Services      MainStay Annuities (Box 13886)
                  51 Madison Avenue                       300 Harmon Meadow Boulevard
                  Room 2700                               3rd Floor
                  New York, New York 10010                Secaucus, New Jersey 07904
CUSTOMER SERVICE  (800) 762-6212
AND UNIT VALUES


                              FINANCIAL STATEMENTS


     The balance sheet of NYLIAC as of December 31, 2001 and 2000 and the statements of income, of stockholder's equity and of cash flows for the three years in the period ended December 31, 2001, (including the report of independent accountants) are included in the Statement of Additional Information. As of the date of this prospectus, the sale of MainStay Plus II Variable Annuity policies had not begun. Therefore, no financial statements for the Separate Account are presented.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies we describe in this Prospectus, NYLIAC offers other life insurance policies and annuities.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $37.0 billion at the end of 2001. New York Life has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNT

     The Separate Account was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Account.

     Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Fixed Accounts, the DCA Accounts and any other separate account of NYLIAC.

     The Separate Account has 37 Investment Divisions, 31 of which are currently available under the product. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.

     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment Fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. Investment results may differ.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES.

     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Except for the MainStay VP Series Fund, all other Funds also make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.


     We provide certain services to you in connection with the investment of premium payments in the Investment Divisions, which, in turn, invest in the Eligible Portfolios. These services include, among others, providing information about the Eligible Portfolios. We receive compensation from the Funds, or from the investment advisers or other service providers of the Funds (who may be affiliates of NYLIAC), in return for providing these services. Currently, we receive compensation under various arrangements in amounts ranging from 0.10% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:

--------------------------------------------------------------------------------


FUND                                INVESTMENT ADVISERS                 ELIGIBLE PORTFOLIOS
                                    -                                   -
MainStay VP Series Fund, Inc.       New York Life Investment            MainStay VP Bond; MainStay VP Capital
                                    Management LLC                      Appreciation; MainStay VP Cash Management;
                                                                        MainStay VP Convertible; MainStay VP Equity
                                                                        Income; MainStay VP Government; MainStay VP
                                                                        Growth Equity; MainStay VP High Yield Corporate
                                                                        Bond; MainStay VP Indexed Equity; MainStay VP
                                                                        International Equity; MainStay VP Small Cap
                                                                        Growth; MainStay VP Total Return; MainStay VP
                                                                        Value; MainStay VP American Century Income &
                                                                        Growth;
                                                                        MainStay VP Dreyfus Large Company Value;
                                                                        MainStay VP Eagle Asset Management Growth Equity;
                                                                        MainStay VP Lord Abbett Developing Growth
The Alger American Fund             Fred Alger Management, Inc.         Alger American Small Capitalization
Calvert Variable Series, Inc.       Calvert Asset Management Company,   Calvert Social Balanced
                                    Inc.
Dreyfus Investment Portfolios       The Dreyfus Corporation             Dreyfus IP Technology Growth (Initial Shares)
Fidelity Variable Insurance         Fidelity Management and Research    Fidelity VIP Contrafund(R)
Products Fund                       Company                             Fidelity VIP Equity-Income
Janus Aspen Series                  Janus Capital Management LLC        Janus Aspen Series Balanced;
                                                                        Janus Aspen Series Worldwide Growth
MFS(R) Variable Insurance           MFS(R) Investment Management        MFS(R) Investors Trust Series;
Trust(SM)                                                               MFS(R) Research Series; MFS(R) Utilities Series
Neuberger Berman Advisers           Neuberger Berman Management Inc.    Neuberger Berman AMT Mid-Cap Growth
Management Trust
T. Rowe Price Equity Series, Inc.   T. Rowe Price Associates, Inc.      T. Rowe Price Equity Income
Van Eck Worldwide Insurance Trust   Van Eck Associates Corporation      Van Eck Worldwide Hard Assets
The Universal Institutional Funds,  Morgan Stanley Investment           Van Kampen UIF Emerging Markets Equity
Inc.                                Management


Please refer to the accompanying prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment or if we believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, we will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policy owners.

     We may establish new Investment Divisions when we determine, in our sole discretion, that marketing, tax, investment or other conditions so warrant. We will make any new Investment Divisions available to existing policy owners on a basis we determine. We may also eliminate one or more Investment Divisions, if we determine, in our sole discretion, that marketing, tax, investment or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to (a) operate the Separate Account as a management company under the Investment Company Act of 1940, (b) deregister it under such Act in the event such registration is no longer required, (c) combine the Separate Account with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Accounts, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset value on the payable date.

                                  THE POLICIES

     This is a flexible premium policy which means additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value and the DCA Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Funds. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Funds' investments.


     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments; and (e) transfer funds among the Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.


     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU


     In addition to the MainStay Plus II Variable Annuity policy described in this prospectus, we offer other variable annuities, each having different features, fees and charges. Your registered representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.



     The following chart outlines some of the different features for each MainStay variable annuity we offer. The availability of optional policy features, such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the policy.


     Your registered representative can provide you with a prospectus for one or more of these annuities, which contains more complete information on these and other policy features.


                                                                                                   MAINSTAY PREMIUM
                           MAINSTAY PLUS II        MAINSTAY SELECT         MAINSTAY ACCESS               PLUS
                           VARIABLE ANNUITY        VARIABLE ANNUITY        VARIABLE ANNUITY        VARIABLE ANNUITY
Surrender Charge               7 years                 3 years                   None                  8 years
  Period                 (7%, 7%, 7%, 6%, 6%,        (8%, 8%, 7%)                                (8%, 8%, 8%, 8%, 7%,
  (Based on each               5%, 4%)                                                               6%, 5%, 4%)*
  premium payment
  date)
DCA Advantage Plan               Yes                     Yes                      No                     Yes
                         (6, 12 and 18 month       (6 and 12 month                                (6 month account)
                              accounts)               accounts)
Interest Sweep                   Yes                     Yes                      No                     Yes
Premium Credit                    No                      No                      No                     Yes
Fixed Account            Yes; One-Year Fixed             Yes                     Yes                     Yes
                        Account (1% additional
                           rate credited to
                           monies deposited
                        directly into One-Year
                           Fixed Account).
                           Three-Year Fixed
                               Account
Total Separate Account          1.45%                   1.85%                   1.55%                   1.60%
Charges (mortality and
expense risk and
administration fees)
Annual Policy Service            $30                     $50                     $40*                    $30
Charge
Minimum Cash Value             $50,000                 $100,000                $50,000                 $100,000
Required to Waive
Annual Policy Service
Charge


      All policies and features may not be available in all jurisdictions.

    * May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings, and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy with after-tax dollars to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy with pre-tax dollars for use with any one of the tax-qualified plans listed below.

     (1) Section 403(b) Tax Sheltered Annuities purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions;

     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including Roth IRAs and Inherited IRAs; and

     (3) Section 403(a) annuities.

     Please see "Federal Tax Matters" for a detailed description of these plans.

     If you are considering a Qualified Policy, you should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Internal Revenue Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the policies are designed to provide for certain payment guarantees and features other than tax deferral that may not be available in other investments. They include:

     (1) two Fixed Account options, each of which features a guaranteed fixed interest rate;

     (2) a death benefit that is payable should you die while the policy is in force, which is reset every year and is guaranteed to be at least the amount of your premium payments, less any outstanding loan balance, proportional withdrawals and applicable surrender charges;

     (3) the option for your Beneficiary to receive a guaranteed amount of monthly income for his or her lifetime should you die prior to the Annuity Commencement Date;

     (4) the option to receive (without surrender charges) a guaranteed amount of monthly income for life after the first Policy Year;

     (5) two riders (an Unemployment Benefit Rider and a Living Needs Benefit Rider), which allow you to withdraw money from your policy without the imposition of surrender charges, subject to the terms of each rider;


     (6) an Interest Sweep feature which provides the opportunity to allocate interest earned on monies in the Fixed Accounts to the Investment Divisions under the policy;



     (7) the option for your spouse to continue the policy upon your death prior to the Annuity Commencement Date if your spouse is named the sole primary Beneficiary;



     (8)an optional Investment Protection Plan Rider which allows you to surrender the policy and receive an amount equal to the greater of the policy's Accumulation Value or the amount guaranteed under the rider; and



     (9)optional Enhanced Beneficiary Benefit Rider and Enhanced Spousal Continuance Rider which allow you to increase your death benefit by a percentage of the gain in the policy.


These features are explained in detail in this Prospectus. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS


     You can purchase a policy by completing an application with a registered representative. The application is sent to us with your initial premium payment. In addition, in states where permitted, you can also instruct a broker-dealer with which NYLIAC has entered into an agreement to forward the initial premium payment along with our "Policy Request" form to us. If the application or Policy Request supplied by a broker-dealer is complete and accurate, and we have received all other information necessary to process the application, we will credit the initial premium payment within two Business Days after receipt. If we cannot credit the initial premium payment within five Business Days after we receive it because the application or Policy Request is incomplete or inaccurate, we will contact you or the broker-dealer providing the application or Policy Request and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, we will offer to refund the initial premium payment immediately. Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. YOU ARE ENCOURAGED TO SEND SUBSEQUENT PREMIUM PAYMENTS DIRECTLY AS INDICATED IN THE RESPONSE TO QUESTION 15.



     If we issue your policy based on a Policy Request, we will require you to provide to us either a signed acknowledgement of the information contained in the Policy Request in a form acceptable to us, or, where required by applicable state law or regulation, a signed application form. Also, policy transactions may not be made unless the Beneficiary designation or transaction request is signature guaranteed. Upon receipt of the signed acknowledgement or application form, the Beneficiary will be specified under the policy and we will process transactions requested with respect to the policy without requiring a signature guarantee.


     We will allocate the initial premium payments designated to the Investment Divisions, Fixed Accounts or the DCA Advantage Plan Accounts immediately.

     You may allocate initial premiums and thereafter may maintain the Accumulation Value in 18 Investment Divisions and the DCA Advantage Plan Accounts inclusively, plus the Fixed Accounts. We will credit subsequent premium payments to the policy at the close of the Business Day on which they are received at MainStay Annuities. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made. However, any change to the policy's allocations may not result in the Accumulation Value being allocated to more than 18 Investment Divisions (including the DCA Advantage Plan Accounts) plus the Fixed Accounts.

     Unless we permit otherwise, the minimum initial premium payment is $2,000 for Qualified Policies and $5,000 for Non-Qualified Policies. You may make additional premium payments of at least $500 or such lower amount as we may permit at any time or by any method NYLIAC makes available. Additional premium payments can be made until you or the Annuitant reach(es) age 85 for Non-Qualified Policies, and until you or the Annuitant reach(es) Age 80 for Qualified Policies. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts and any other method agreed to by us. You may make additional premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments we accept is up to $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.


     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by law.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, we reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privileges to pay by check or electronically will be suspended until you notify us to reinstate it, and we agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")

     You may cancel the policy by returning it to us, or to the registered representative through whom you purchased it, within 10 days of delivery of the policy or such longer period as required under state law. Except in states where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, we will return the Accumulation Value on the date we receive the policy. We will set forth the provision in your policy.

     ISSUE AGES

     We can issue Non-Qualified Policies if both you and the Annuitant are not older than age 85. We will accept additional premium payments if neither you nor the Annuitant is older than age 85, unless we agree otherwise.

     For IRA, Roth IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if you are at least age 18 and not older than age 80 (0-80 for Inherited IRAs). We will accept additional premium payments if you are not older than age 80, unless otherwise limited by the terms of a particular plan or unless we agree otherwise.

     TRANSFERS




     You may transfer amounts between Investment Divisions of the Separate Account or to the 1-Year Fixed Account at least 30 days before the Annuity Commencement Date. You may not make transfers into the DCA Advantage Plan Accounts or the 3-Year Fixed Account. Transfers made from the DCA Advantage Plan Accounts to the Investment Divisions and the 1-Year Fixed Account are subject to different limitations (see "The DCA Advantage Plan"). Except in connection with transfers made pursuant to traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, and the DCA Advantage Plan, the minimum amount that you may transfer from an Investment Division to other Investment Divisions or the 1-Year Fixed Account is $500. Except for the traditional Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, and the DCA Advantage Plan, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Accounts would be less than $500 after you make a transfer, we will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division. Transfers into the 1-Year Fixed Account may be subject to restrictions. (See "The Fixed Accounts.")


     Money may not be transferred into the 1-Year Fixed Account if a transfer was made out of the 1-Year Fixed Account during the previous six-month period.

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep and the DCA Advantage Plan will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Accounts to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. (See "The Fixed Accounts.")


     Your transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone Transactions.") Facsimile requests are not acceptable unless we agree otherwise. We will make transfers from Investment Divisions based on the Accumulation Unit values at the end of the Business Day on which we receive the transfer request. (See "Delay of Payments.") Transfers may be limited in connection with third party investment advisory arrangements.


     (a) Limits on Transfers

     Your right to make transfers under the policy is subject to modification if we determine, in our sole opinion, that the exercise of that right will disadvantage or potentially hurt the rights or interests of other policyowners. Any modification could be applied to transfers to or from some or all of the Investment Divisions and could include, but not be limited to, not accepting a transfer request from any person, asset allocation and/or market timing services made on behalf of policyowners and/or limiting the amount that may be transferred into or out of any Investment Division at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the actual or potential disadvantage of other policyowners.

     Currently, we reserve the right to reject, without prior notice, transfer requests into or out of any Investment Division if the amount of the request (either alone or when combined with amounts from other policies owned by or under the control of the same individual or entity) would exceed $5 million of the corresponding portfolio's total assets.


     In addition, orders for the purchase of portfolio shares are subject to acceptance by the relevant Fund. We reserve the right to reject, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding portfolio is not accepted by the Fund for any reason.


     PROCEDURES FOR TELEPHONE TRANSACTIONS

     You may authorize us to accept telephone instructions from you or other persons you designate for the following types of transactions: premium allocations, transfers among Allocation Alternatives and/or the DCA Advantage Plan, partial withdrawals, periodic partial withdrawals, traditional Dollar Cost Averaging, Automatic Asset Reallocation, Interest Sweep, or to reset or cancel the Investment Protection Plan. You can elect this feature by completing and signing a Telephone Authorization form. Telephone Authorization may be elected, changed or canceled at any time. You, or other persons you designate, may effect telephone transactions by speaking with a service representative at (800) 762-6212. Furthermore, we will confirm all telephone transactions in writing.

     NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.

     DOLLAR COST AVERAGING PROGRAMS


     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. NYLIAC will also offer the DCA Advantage Plan under which you may utilize the 6-month, 12-month or 18-month DCA Advantage Plan Accounts. (See "The DCA Advantage Plan Accounts.") We do not count transfers under dollar cost averaging as part of your 12 free transfers each Policy Year.


     We have set forth below an example of how dollar cost averaging works. In the example, we have assumed that you want to move $100 from the MainStay VP Cash Management Investment Division to the MainStay VP

Growth Equity Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:


                AMOUNT            ACCUMULATION         ACCUMULATION UNITS
              TRANSFERRED         MUNIT VALUE              PURCHASED
  1              $100                $10.00                  10.00
  2              $100                $ 8.00                  12.50
  3              $100                $12.50                   8.00
  4              $100                $ 7.50                  13.33
Total            $400                $38.00                  43.83

                  The average unit price is calculated as follows:

   Total share price           $38.00
-----------------------     =  ------    =  $9.50
    Number of months             4

                   The average unit cost is calculated as follows:

  Total amount transferred         $400.00
----------------------------    =  -------    =  $9.13
   Total units purchased            43.83

     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     (a) Traditional Dollar Cost Averaging

     This option permits systematic investing to be made in equal installments over various market cycles to help reduce risk. You may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Division to any combination of Investment Divisions and/or the 1-Year Fixed Account. You specify the Investment Divisions to transfer money from, the Investment Divisions and/or 1-Year Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make dollar cost averaging transfers from the Fixed Accounts, but you may make transfers into the 1-Year Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $5,000 to elect this option. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.


     NYLIAC will make all dollar cost averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You may specify any day of the month. In order to process a transfer under our traditional Dollar Cost Averaging option, NYLIAC must have received a request in writing on a form acceptable by us, or by telephone (see "Procedures for Telephone Transactions") no later than five Business Days prior to the date the transfers are to begin.


     You may cancel the traditional Dollar Cost Averaging option at any time in a written request or by telephone (see "Procedures for Telephone Transactions"). NYLIAC may also cancel this option if the Accumulation Value is less than $5,000, or such lower amount as we may determine. You may not elect the traditional Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.

     (b) The DCA Advantage Plan

     This feature permits you to set up automatic dollar cost averaging using the 6-month, 12-month and/or 18-month DCA Advantage Plan Accounts when an initial premium payment or a subsequent premium payment is made. You can request the DCA Advantage Plan in addition to the traditional Dollar Cost Averaging, Automatic Asset Reallocation, or Interest Sweep options.

     You can enroll in any one, two or all three DCA Advantage Plan Accounts. You must allocate a minimum of $5,000 in each DCA Advantage Plan Account that is selected. You must specify the Investment Divisions into which transfers from the DCA Advantage Plan Accounts are to be made. You may not make transfers from the DCA Advantage Plan Account into the 3-Year Fixed Account. You may not select a DCA Advantage Plan Account with a duration which would extend beyond the Annuity Commencement Date. Amounts in the DCA Advantage Plan Accounts will be transferred to the Investment Divisions in 6 monthly transfers if the 6-month DCA Advantage Plan Account is selected, in 12-monthly or 4-quarterly transfers if the 12-month DCA Advantage Plan Account is selected or in 18-monthly or 6-quarterly transfers if the 18-month DCA Advantage Plan Account is selected. If you send less than the $5,000 minimum to be allocated to a DCA Advantage Plan Account, the payment will be automatically applied to the Investment Divisions and/or 1-Year Fixed Account that you have specified to receive transfers from such DCA Advantage Plan Account(s). For monthly transfers, dollar cost averaging will begin one month from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) each subsequent month for the duration of the DCA Advantage Plan Account. For quarterly transfers, dollar cost averaging will begin three months from the date NYLIAC receives the premium payment and transfers will be made on the same day or on the next Business Day (if the day is not a Business Day or does not exist in that month) every subsequent three month period for the duration of the DCA Advantage Plan Account. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly or quarterly transfers and the remaining value in a DCA Advantage Plan Account. For example, the amount of the first monthly transfer out of a 6-month DCA Advantage Plan Account will equal 1/6 of the value of the DCA Advantage Plan Account on the date of the transfer. The amount of each of the five remaining transfers will equal 1/5, 1/4, 1/3, 1/2 and the balance, respectively, of the value of the DCA Advantage Plan Account on the date of each transfer.


     You may have a 6-month, a 12-month and an 18-month DCA Advantage Plan Account open simultaneously in accordance with established procedures. However, you may not have more than one DCA Advantage Plan Account with the same duration open at the same time. Accordingly, any subsequent premium payment we receive for a duration that is already open will be allocated to that same DCA Advantage Plan Account already opened. The entire value of the DCA Advantage Plan Account will be completely transferred to the Investment Divisions within the duration specified. For example, if you allocate an initial premium payment to the 12-month DCA Advantage Plan Account under which the 12-month term will end on December 31, 2002 and you make a subsequent premium payment to the 12-month DCA Advantage Plan Account before December 31, 2002, we will allocate the subsequent premium payment to the same 12-month DCA Advantage Plan Account already opened and transfer the entire value of the 12-month DCA Advantage Plan Account to the Investment Divisions by December 31, 2002 even though a portion of the money was not in that DCA Advantage Plan Account for the entire 12-month period. If an additional premium payment is allocated to the DCA Advantage Plan Account after the duration has expired, the Plan will be reactivated and will earn the interest rate in effect on that day.


     You can make partial withdrawals and transfers (in addition to the automatic transfers described above) from the DCA Advantage Plan Accounts. We will make partial withdrawals and transfers first from the DCA Accumulation Value attributed to the initial premium payment and then from the DCA Accumulation Value attributed to subsequent allocations in the order received.

     You cannot make transfers into the DCA Advantage Plan Accounts from any Allocation Alternative.

     AUTOMATIC ASSET REALLOCATION


     This option allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the fluctuations in each of these Investment Division's investment results will shift the percentages. If you elect this Automatic Asset Reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur. The minimum Variable Accumulation Value required to elect this option is $5,000. There is no minimum amount which you must allocate among the Investment Divisions under this option. You may elect Automatic Asset Reallocation by submitting the request in writing on a form acceptable to us no later than one week prior to the date the transfers are to begin. You may not elect the Automatic Asset Reallocation option if you have selected the Dollar Cost Averaging option.


     You can cancel the Automatic Asset Reallocation option at any time in a written request or by telephone (see "Procedures for Telephone Transactions"). NYLIAC may also cancel this option if the Accumulation Value is less than $5,000, or such a lower amount as we may determine. You may not elect the Automatic Asset Reallocation option if you have selected the traditional Dollar Cost Averaging option.

     INTEREST SWEEP

     You can request, prior to the Annuity Commencement Date, that the interest earned on monies allocated to the Fixed Accounts be transferred from the Fixed Accounts to any combination of Investment Divisions. You will specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers. The minimum Fixed Accumulation Value required to elect this option is $5,000 per Fixed Account, but this amount may be reduced at our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you have specified or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month).

     You may request the Interest Sweep option in addition to either traditional Dollar Cost Averaging, Automatic Asset Reallocation or the DCA Advantage Plan. If an Interest Sweep transfer is scheduled for the same day as a transfer related to the traditional Dollar Cost Averaging option, the Automatic Asset Reallocation option or the DCA Advantage Plan, we will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time in a written request on a form acceptable to us or by telephone (see "Procedures for Telephone Transactions"). We may also cancel this option if the Fixed Accumulation Value is less than $5,000 per Fixed Account, or such a lower amount as we may determine.

     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments


     You can allocate a portion of each premium payment among 18 Investment Divisions and the DCA Advantage Plan Accounts (inclusively) or the Fixed Accounts. The minimum amount that you may allocate to any one Investment Division or either Fixed Account is $25 (or such lower amount as we may permit). You may also allocate all or a portion of each premium payment to one or more DCA Advantage Plan Accounts. The minimum amount that you may allocate to a DCA Account is $5,000. (See "The DCA Advantage Plan.") We will allocate the initial premium payment to the Allocation Alternatives and/or the DCA Advantage Plan Accounts you have specified within two Business Days after receipt. We will also allocate additional premium payments to the Allocation Alternatives and/or the DCA Advantage Plan Accounts at the close of the Business Day on which they are received at MainStay Annuities Client Services.


     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units. We determine the number of Accumulation Units we credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division on the day we are making this calculation. The value of an Accumulation Unit will vary depending on the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units we credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "The Fixed Accounts" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how we value the Accumulation Units.

     RIDERS


     At no additional charge, we include two riders under the policy: an Unemployment Benefit Rider, for Non-Qualified, IRA, Roth IRA and Inherited IRA policies, and a Living Needs Benefit Rider, for all types of policies. The first two riders described below provide for an increase in the amount that can be withdrawn from your policy which will not be subject to a surrender charge upon the happening of certain qualifying events. We also offer the Investment Protection Plan Rider* and Enhanced Beneficiary Benefit ("EBB") Rider, each at an additional cost. We also include the Enhanced Spousal Continuance Rider (if the EBB Rider is elected), which is available at no additional cost. Each of the riders is available only in those jurisdictions where it has been approved. Please consult with your registered representative regarding the availability of these riders in your jurisdiction.


     (a) Living Needs Benefit Rider


     If the Annuitant enters a nursing home, becomes terminally ill or disabled, you may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. There is no additional charge for this rider. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You must also provide us with proof that the Annuitant has spent 60 or more consecutive days in a nursing home or is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify


---------------

* In Oregon, this rider is called the Accumulation Value Protection Plan.

for the disability benefit of this rider, you must be classified as disabled by the Social Security Administration. You are no longer eligible for the disability benefit once you begin collecting Social Security retirement benefits. There is no additional charge for this rider.


     (b) Unemployment Benefit Rider


     For all Non-Qualified, IRA, Roth IRA and Inherited IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. There is no additional charge for this rider.


     (c) Investment Protection Plan Rider (optional)


     The Investment Protection Plan rider is available only in jurisdictions where approved. If you select this rider, you will be able to surrender the policy and receive the greater of the policy Accumulation Value or the amount that is guaranteed under the rider. While this rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See "Other Charges--Investment Protection Plan Rider Charge.") When you make a partial withdrawal, we will reduce the amount that is guaranteed under the rider by the amount of the proportional withdrawal. The proportional withdrawal is equal to the amount withdrawn from the policy (including any amount withdrawn for the surrender charge) divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the amount that is guaranteed immediately preceding the withdrawal.


     The amount that is guaranteed under the rider will depend on when you select or reset it:

          (i) At the time of application: The amount that is guaranteed will equal the initial premium payment plus any additional premium payments we receive in the first Policy Year, less all proportional withdrawals. Premium payments made on or after the first Policy Year will not be included in the amount that is guaranteed. The rider will take effect on the Policy Date.

          (ii) While the policy is in force: The amount that is guaranteed will equal the Accumulation Value on the date the rider takes effect, less all proportional withdrawals. The rider will take effect on the next Policy Anniversary following the date we receive your application for the rider.

          (iii) Resetting the guaranteed amount: You may request to reset the amount that is guaranteed at any time while the rider is in effect. The reset will take effect on the Policy Anniversary immediately following the date we receive your request to reset. The amount that is guaranteed will equal the Accumulation Value on the next Policy Anniversary, less all proportional withdrawals. We will also reset a new charge for the rider and the Rider Risk Charge Adjustment on that Policy Anniversary. (See "Other Charges--Investment Protection Plan Rider Charge" and "Other Charges--Rider Risk Charge Adjustment").


     In Oregon, where this rider is called the Accumulation Value Protection Plan, the amount guaranteed is computed in the same manner described above.


     You will be eligible to receive the benefit under this rider beginning on the tenth Policy Anniversary after the later of (1) the effective date of the rider or (2) the effective date of any reset. You may also exercise this benefit on any Policy Anniversary subsequent to the tenth. To exercise this benefit, you must send us a written request to surrender the policy no later than ten Business Days after the applicable Policy Anniversary. Amounts paid to you under the terms of this rider may be taxable and you may be subject to a 10% tax penalty if paid before you reach age 59 1/2.

     You may cancel this rider within 30 days after delivery of the rider or, if you selected this feature at the time of application, within 30 days after delivery of the policy. You must return the rider to us or to the registered representative through whom it was purchased, with a written request for cancellation. Upon receipt of this request, we will promptly cancel the rider and refund any Investment Protection Plan Rider charge which may have been deducted. After this 30-day period, you still have the right to discontinue the rider. However, to the extent permitted by state law, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value and we will not refund any Investment Protection Plan Rider charge which may have been deducted. (See "Other

Charges--Rider Risk Charge Adjustment".) The cancellation will be effective on the date we receive your request.


     This rider is available on all Non-Qualified and Roth IRA policies so long as the first date that you can exercise and receive benefits under the rider is before the Annuity Commencement Date. The rider is also available on IRA and SEP-IRA policies if the policy owner is younger than age 66 on the date the rider takes effect.


     Because this rider generally provides protection against decreases in the policy's Accumulation Value due to negative investment performance, this rider may not be a benefit to you if all or most of your Accumulation Value is allocated to the Fixed Accounts. You should select this rider only if you have or intend to have most or all of your Accumulation Value allocated to the Investment Divisions.


     This rider will provide no benefit if you surrender the policy before the Policy Anniversary on which you are eligible to exercise the rider. Therefore, you should select this rider only if you intend to keep the policy for at least ten years.

     We have set forth below an example of how the benefit of this rider may be realized and how partial withdrawals will impact the guaranteed amount. In this example, we have assumed the following:

          (1) the Rider is selected at the time of application;

          (2) an initial premium payment of $100,000 is made;

          (3) no additional premium payments are made;

          (4) a withdrawal of $20,000 is made in the eighth Policy Year;

          (5) the Accumulation Value immediately preceding the withdrawal has decreased to $80,000; and

          (6) the Accumulation Value on the tenth Policy Year has decreased to $50,000.

     The guaranteed amount at time of application was $100,000. When the partial withdrawal was made in the eighth Policy Year, we reduced the guaranteed amount by the amount of the proportional withdrawal. We calculated the amount of the proportional withdrawal by taking the requested withdrawal amount, dividing it by the Accumulation Value immediately preceding the withdrawal, and then multiplying that number by the guaranteed amount immediately preceding the withdrawal.

        Proportional withdrawal = ($20,000/$80,000) x $100,000 = $25,000

     To determine the new guaranteed amount after the withdrawal, we subtracted the amount of the proportional withdrawal from the initial guaranteed amount:
($100,000 - $25,000) = $75,000. If this policy is surrendered in the tenth Policy Year, the policy owner receives $75,000 even though the Accumulation Value has decreased to $50,000.

     (d) Enhanced Beneficiary Benefit Rider (optional)


     The Enhanced Beneficiary Benefit (EBB) Rider is available only at the time of application, in jurisdictions where approved. The EBB Rider is not available if the oldest owner or Annuitant is over age 75 at the time of application. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this Rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you, or the Annuitant (if you are not the Annuitant), die prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.


     While this Rider is in effect, we will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS -- Other Charges -- Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date we receive all necessary requirements to pay death benefit proceeds. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:


              Age of Oldest Owner                                     Range of
                  or Annuitant                                 Applicable Percentages
              -------------------                              ----------------------
70 or younger                                     Not less than 40% nor greater than 60%
71 to 75 inclusive                                Not less than 20% nor greater than 40%



     When you select the EBB Rider, the applicable percentage will appear on your Policy Data Page. The applicable percentage for the policy will not change once the policy is issued. Please check with your registered representative for further details.


     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that we receive all necessary requirements to pay such Beneficiary. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.


     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this Rider, the applicable percentage will appear on your Policy Data Page. Please check with your registered representative for further details.



     There will be no payment under the EBB Rider if on the date we calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy (see "THE POLICIES--Riders--Enhanced Spousal Continuance Rider"), 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death (See "THE POLICIES--Enhanced Spousal Continuance Rider"), 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in "THE POLICIES--Riders--Enhanced Spousal Continuance Rider," if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date we receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. You can not cancel this rider without surrendering your policy.


     Below is an example of how the benefit of this Rider may be realized and how withdrawals impact the benefit under this Rider. In this example, we assume the following:


     1. The Rider is selected at the time of application;


     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date we receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) X $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

        Third, the Gain is calculated (Accumulation Value - Adjusted Premium
                                   Payments):

                        Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

               Enhanced Beneficiary Benefit = $66,000 X 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (e) Enhanced Spousal Continuance Rider (optional)


     If you select the EBB Rider at the time of application (see above), your policy will, subject to jurisdiction availability, also include the Enhanced Spousal Continuance (ESC) Rider at no charge. The ESC Rider will not be included on policies sold in connection with Section 403(b) tax-sheltered annuities.



     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date we receive due proof of death and all other requirements) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless we notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record (excluding the DCA Advantage Plan Accounts).


     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. YOU CAN NOT CANCEL THIS RIDER WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive income payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

     POLICY OWNER INQUIRIES


     Your inquiries should be addressed to MainStay Annuities Dept., Madison Square Station, P.O. Box 732, New York, NY 10010 or call 1-800-762-6212.


     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. Please review this report carefully. If you believe it contains an error, please notify us immediately. To correct an error, you must call it to our attention within 10 days of the date of the statement.

                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, we impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to registered representatives and other promotional expenses.

We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply to amounts applied under certain Income Payment options.

     If you surrender your policy, we deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative and/or the DCA Advantage Plan Accounts is less than the necessary surrender charge, we will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative and/or the DCA Advantage Plan Accounts.

     The maximum surrender charge will be 7% of the amount withdrawn. The percentage of the surrender charge varies, depending upon the length of time a premium payment is in your policy before it is withdrawn. For purposes of calculating the applicable surrender charge, we deem premium payments to be withdrawn on a first-in, first-out basis. Unless required otherwise by state law, the surrender charge for amounts withdrawn or surrendered during the first three Payment Years following the premium payment to which such withdrawal or surrender is attributable is 7% of the amount withdrawn or surrendered. This charge then declines to 6% in the fourth and fifth Payment Years, 5% in the sixth Payment Year, 4% in the seventh Payment Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

                                                              SURRENDER CHARGE
                                                              ----------------
1...........................................................         7%
2...........................................................         7%
3...........................................................         7%
4...........................................................         6%
5...........................................................         6%
6...........................................................         5%
7...........................................................         4%
8+..........................................................         0%

     In no event will the aggregate surrender charge applied under the policy exceed 8.5% of the total premiums paid.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:

          (a) on amounts you withdraw in any Policy Year which are less than or equal to the greatest of (i) 10% of the Accumulation Value at the time of surrender or withdrawal; (ii) 10% of the Accumulation Value as of the prior Policy Anniversary; or (iii) the Accumulation Value less accumulated premium payments;

          (b) if NYLIAC cancels the policy;

          (c) when we pay proceeds upon the death of the policy owner or the Annuitant;

          (d) when you select an Income Payment Option in any Policy Year after the first Policy Year;


          (e) when a required minimum distribution calculated by NYLIAC is made under a Qualified Policy (this amount will, however, count against the first exception described above);



          (f) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider; and



          (g) on periodic partial withdrawals made pursuant to Section 72(t)(2)(A)(iv) of the Internal Revenue Code.


     OTHER CHARGES

     (a) Separate Account Charge

     Prior to the Annuity Commencement Date, we deduct a daily charge from the assets of the Separate Account to compensate us for certain mortality and expense risks we assume under the policies and for providing policy administration services. On an annual basis, the charge equals 1.45% of the average daily net asset value of the Separate Account. We guarantee that this charge will not increase. If the charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. If the charge is more than sufficient, we will add any excess to our general funds. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than our actuarial tables predict. As a result, we would be paying more Income Payments than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, we assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount we charge for these services.

     (b) Policy Service Charge

     We deduct an annual policy service charge of $30 each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary or date of surrender the Accumulation Value is less than $50,000. We deduct the annual policy service charge from each Allocation Alternative and each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (c) Investment Protection Plan Rider Charge (optional)


     If you selected the Investment Protection Plan (in jurisdictions where available), we will deduct a charge on the first Business Day on each policy quarter that the rider is in effect based on the amount that is guaranteed. We will deduct this charge beginning with the first policy quarter after the effective date of the rider. (See "Riders--Investment Protection Plan Rider.") We will deduct the charge from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable policy quarter.



     The maximum annual charge is 1% of the amount that is guaranteed. We may set a lower charge at our sole discretion. The current charge for this rider is 0.25% of the amount that is guaranteed, applied on a quarterly basis (0.0625% per quarter).


     If you reset the amount that is guaranteed, a new charge for the rider will apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The charge in effect on the effective date of the rider or on the effective date of any reset will not change after the date the rider becomes effective. We will continue to deduct the current charge until the first policy quarter following the effective date of the reset.

     (d) Rider Risk Charge Adjustment* (optional)


     If you cancel the Investment Protection Plan Rider, to the extent permitted by State law, we will deduct a Rider Risk Charge Adjustment from your Accumulation Value. The cancellation will be effective on the date we receive your request. (See "Riders--Investment Protection Plan Rider.") We will deduct the Rider Risk Charge Adjustment from each Allocation Alternative and each DCA Advantage Plan Account in proportion to its percentage of the Accumulation Value on that day. We will not deduct this charge if you surrender your policy. However, surrender charges may apply.


     We will not change the adjustment for a particular policy once it is set on the date the rider takes effect. The maximum Rider Risk Charge Adjustment is 2% of the amount that is guaranteed. We may set a lower charge at our sole discretion. You should check with your registered representative to determine the percentage we are currently charging before you select this feature.

     If you reset the amount that is guaranteed, a new Rider Risk Charge Adjustment may apply. This charge may be more or less than the charge currently in effect on your policy, but will never exceed the stated maximum. The adjustment charge in effect on the effective date of the rider or on the effective date of any reset will not increase after the rider is issued.

     (e) Enhanced Beneficiary Benefit Rider Charge (optional)


     If you select the EBB Rider (in jurisdictions where available), we will deduct a charge on the first Business Day of each policy quarter that the Rider is in effect based on the Accumulation Value as of that date. We will


---------------
* The Rider Risk Charge does not apply to policies issued in Oregon. For Oregon policies, please disregard all references to the Rider Risk Charge Adjustment throughout this prospectus.

deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted from each Allocation Alternative and from each DCA Account, if applicable, in proportion to its percentage of the Accumulation Value on the first Business Day of the applicable quarter.


     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your registered representative to determine the percentage we are currently charging before you elect this Rider. This charge will not change once your policy is issued.


     (f) Fund Charges

     The value of the assets of the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.

     (g) Transfer Fees

     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under dollar cost averaging and automatic asset reallocation do not count toward this transfer limit.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, we may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to our rules in effect when a request for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. At present, these taxes are not significant. If they increase, however, NYLIAC may make charges for such taxes.

     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the policies. (See "Federal Tax Matters.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make partial withdrawals, periodic partial withdrawals, hardship withdrawals or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request on a form acceptable to MainStay Annuities. In addition, you may request partial withdrawals and periodic partial withdrawals by telephone. (See "Procedures for Telephone

Transactions.") The amount available for withdrawal is the Accumulation Value at the end of the Business Day during which we receive the written or telephonic surrender or withdrawal request, less any outstanding loan balance, surrender charges, premium taxes which we may deduct, and policy service charge, if applicable. If you have not provided us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. We will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "Delay of Payments.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "Federal Tax Matters--Taxation of Annuities in General.")

     (a) Surrenders


     We may deduct a surrender charge and any state premium tax, if applicable, less any outstanding loan balance, and less the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect an Income Payment method. (See "Income Payments.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.")


     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless we agree otherwise. We will withdraw the amount from the Allocation Alternatives and/or the DCA Advantage Plan Accounts in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives and/or the DCA Advantage Plan Accounts, we will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.")

     If the requested partial withdrawal is greater than the value in any of the Allocation Alternatives and/or the DCA Advantage Plan Accounts from which the partial withdrawal is being made, we will pay the entire value of that Allocation Alternative and/or the DCA Advantage Plan Accounts, less any surrender charge that may apply, to you. We will not process partial withdrawal requests if honoring such requests would result in an Accumulation Value of less than $2,000.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled partial withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals and the day of the month for the withdrawals to be made. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day or does not exist in that month). You must specify the Investment Divisions and/or the Fixed Accounts from which the periodic partial withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as we may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General.") If you do not specify otherwise, we will withdraw money on a pro-rata basis from each Investment Division and/ or the Fixed Accounts. You may not make periodic partial withdrawals from the DCA Advantage Plan Accounts.


     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to one of the Fixed Accounts. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account selected at the time of each periodic partial withdrawal, unless we agree otherwise. This option will void the Fixed Account Initial Premium Guarantee. (See "The Fixed Accounts--Fixed Account Initial Premium Guarantee.")

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION

     For IRAs and IRA SEPs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policy owner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policy owner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If we do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals and surrender charges are less than $2,000, we reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of our intention to exercise this right and give you 90 days to make a premium payment. If we terminate your policy, we will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If we agree, you may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. You may defer the Annuity Commencement Date to a later date if we agree to it, provided that we receive a written notice of the request at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT


     If you or the Annuitant dies prior to the Annuity Commencement Date, we will pay an amount as proceeds to the designated beneficiary, as of the date we receive proof of death and all requirements necessary to make the payment. That amount will be the greatest of:


     (a) the Accumulation Value, less any outstanding loan balance;


     (b) the sum of all premium payments made, less any outstanding loan balance, partial withdrawals and surrender charges on those partial withdrawals less any rider charges; or



     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any outstanding loan balance, "proportional withdrawals" made since the most recent Reset Anniversary, any surrender charges applicable to such "proportional withdrawals," and any rider charges.



     We recalculate the reset value, with respect to any policy, every year from the Policy Date ("Reset Anniversary") until you or the Annuitant reaches age 80. On the First Policy Anniversary, we calculate the reset value by comparing (a) the Accumulation Value; and (b) the total of the premium payments made to the policy, less any proportional withdrawals, surrender charges on those withdrawals, less any rider charges. The reset value calculated on the second and subsequent Reset Anniversaries is based on a comparison between (a) the Accumulation Value on the current Reset Anniversary; and (b) the reset value on the prior Reset Anniversary, plus any premium payments since the prior Reset Anniversary, less any proportional withdrawals since the prior Reset Anniversary, surrender charges on those withdrawals, and less any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value.



     A proportional withdrawal is an amount equal to the amount withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by a) the total of the premium payments made to the policy prior to the withdrawal, less any proportional withdrawals previously processed and surrender charges on those withdrawals, during the first policy year; or b) the reset value as of the last Policy Anniversary plus any additional premium payments made since the last Policy Anniversary, less any proportional withdrawals made since the last Policy Anniversary and surrender charges on those withdrawals, in the second and subsequent policy years.



     We have set forth below an example of how the death benefit is calculated annually. In this example, we have assumed the following:



     (1) you purchase a policy with a $200,000 premium payment;



     (2) the Accumulation Value immediately preceding the withdrawal is $250,000;



     (3) a $20,000 withdrawal is made after the second Policy Anniversary;



     (4) the Accumulation Value is $220,000 on the last Policy Anniversary (Reset Anniversary); and



     (5) you die in the third Policy Year and the Accumulation Value of the policy has decreased to $175,000.



The death benefit is the greatest of:

(a)  Accumulation Value:                =  $175,000
(b)  Premium payments less any          =  $180,000 ($200,000 - $20,000); or
     partial withdrawals:
(c)  Reset value -- the greater of:        a) Current Accumulation Value -- $175,000; and
                                           b) Last Reset Value, plus premiums, less
                                              withdrawals. That is:
                                           $220,000 + $0 - (($20,000/$250,000) X $220,000)
                                        =  $220,000 - (0.08 X $220,000)
                                        =  $220,000 - $17,600
                                        =  $202,400



In this example, your Beneficiary(ies) would receive $202,400.



     The formula guarantees that the amount we pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals, surrender charges on such partial withdrawals and any rider charges), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any life income payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative and the DCA Advantage Plan Account in which the policy is invested as of the date we receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations, the remaining Accumulation Value may increase or decrease and we may pay subsequent Beneficiaries a different amount.


     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives us the information that we need. If such an election is properly made, we will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policy owner and Annuitant; or

          (ii) under another Income Payment option we may offer at the time. Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policy owner's death (as determined for federal tax purposes), and must begin within one year after the policy owner's death. (See "Income Payments.")

     If your spouse is the sole primary Beneficiary, we can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policy owner and,
(b) if you were the Annuitant, as the Annuitant. If a policy is jointly owned, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "Federal Tax Matters--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "Delay of Payments.")

     INCOME PAYMENTS

     (a) Election of Income Payment Options


     On the Annuity Commencement Date, the Accumulation Value will be applied to provide a monthly Income Payment. We will make Income Payments under the Life Income Payment Option or under such other option we may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. At any time before the Annuity Commencement Date, you may change the Income Payment option or request any other method of payment we agree to. However, once payments begin, you may NOT change the option chosen. If the Life Income Payment Option is chosen, we may require proof of birth date before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater. We will make payments under the Life Income Payment Option in the same specified amount and over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment options.


     Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of sex, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Proof of Survivorship

     We may require satisfactory proof of survival from time to time before we pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request unless:


          1. the New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, or trading on the NYSE is otherwise restricted;



        2. an emergency exists as defined by the Securities and Exchange Commission ("SEC");



        3. the SEC permits a delay for the protection of security holders; or



        4. the check used to pay the premium has not cleared through the banking system. This may take up to 15 days.


     For the same reasons, we will delay transfers from the Separate Account to the 1-Year Fixed Account.

     We may also delay payments of any amount due from the Fixed Accounts and/or the DCA Program. When permitted by law, we may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from either Fixed Account and/or the DCA Program. We will pay interest of at least 3.5% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

     DESIGNATION OF BENEFICIARY

     You may name, in a written form acceptable to us, one or more Beneficiaries. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice in a form acceptable to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policy owner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policy owner's estate.

     RESTRICTIONS UNDER INTERNAL REVENUE CODE SECTION 403(b)(11)

     Under 403(b) Tax Sheltered Annuities, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.

     Under the terms of your plan, you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employment Retirement Income Security Act of 1974 ("ERISA"). Under your 403(b) policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless we agree otherwise, only one loan may be outstanding at a time. A minimum Accumulation Value of $5,000 must remain in the policy. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan or (b) $50,000. We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% of the loan amount, we will transfer sufficient Accumulation Value from the Investment Divisions and/or DCA Advantage Plan Accounts on a pro rata basis to the 1-Year Fixed Account so that the 1-Year Fixed Accumulation Value equals 125% of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% of the outstanding loan balance.

     For plans not subject to ERISA, the interest rate paid by the policy owner of the loan will equal 5%. We will credit the assets being held in the Fixed Accounts to secure the loan with the minimum guaranteed interest rate of 3%. For plans subject to ERISA, we will apply the interest charged on the loan at the then current prime rate plus 1%. We will credit the money being held in the Fixed Accounts to secure the loan with a rate of interest that is the prime rate less 1%, but it will always be at least equal to the minimum guaranteed interest rate of 3%. For all plans, we will assess interest in arrears as part of the periodic loan repayments.

     You must repay the loan on a periodic basis at a frequency not less frequently than quarterly and over a period no greater than five years from the date it is taken. If a loan repayment is in default we will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out (FIFO) basis from amounts allocated to the Fixed Accounts.

     We permit loans to acquire a principal residence under the same terms described above, except that:

        (a) the minimum loan amount is $5,000; and

        (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policy owner or Annuitant, we deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date we receive the notice of death.

     Loans are subject to the terms of the policy, your 403(b) plan and the Internal Revenue Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by us will not affect already outstanding loans.

                               THE FIXED ACCOUNTS


     The Fixed Accounts are supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Accounts subject to applicable law. The Fixed Accounts are not registered under the federal securities laws and are generally not subject to their provisions. Furthermore, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Accounts. These disclosures regarding the Fixed Accounts may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an annual effective rate of at least 3% to amounts allocated or transferred to the Fixed Accounts under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Accounts.


     For the 1-Year Fixed Account, interest rates will be set on the anniversary of each premium payment or transfer. All premium payments and additional amounts (including transfers from the Investment Divisions) allocated to the 1-Year Fixed Account, plus prior interest earned on such amounts, will receive their applicable interest rate for one-year periods from the anniversary on which the allocation or transfer was made.


     For the 3-Year Fixed Account, all premium payments will receive their applicable interest rate for a three-year period from the date on which the payment was made. At the beginning of the fourth Payment Year, and every Payment Year thereafter, a new interest rate will apply to those premium payments and the prior interest on those payments.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Accounts to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. During the first 7 Policy Years, the maximum amount you are allowed to transfer from each Fixed Account is limited to 25% of the value you have accumulated in each Fixed Account as of the prior Policy Anniversary. Thereafter, the maximum amount you are allowed to transfer from each Fixed Account is limited to 50% of the value you have accumulated in each Fixed Account as of the prior Policy Anniversary.


          2. The minimum amount that you may transfer from either Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the Fixed Accumulation Value, unless we agree otherwise. Additionally, the remaining value in either Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the particular Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion permits otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which we credit interest on monies remaining in either Fixed Account.


     Except as part of an existing request relating to the traditional Dollar Cost Averaging option, the Interest Sweep option or the DCA Advantage Plan, you may not transfer money into the 1-Year Fixed Account if you made a transfer out of the 1-Year Fixed Account during the previous six-month period.

     You must make transfer requests in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone Transactions.")

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Accounts on a FIFO basis (i.e., from any value in the Fixed Accounts attributable to premium payments or transfers from Investment Divisions in the same order in which you allocated such payments or transfers to the 1-Year Fixed Account during the life of the policy).

     (c) Fixed Account Initial Premium Guarantee

     NYLIAC guarantees that upon any surrender of a policy, you will receive an amount equal to at least that portion of the initial premium payment which was initially allocated to the Fixed Accounts. However, this guarantee will not apply if you transfer any amount out of the Fixed Accounts (except transfers made under the Interest Sweep option) or make any partial withdrawals from the Fixed Accounts, a DCA Account or the Separate Account.

                        THE DCA ADVANTAGE PLAN ACCOUNTS

     Like the Fixed Accounts, the DCA Advantage Plan Accounts are also supported by the assets in NYLIAC's general account. The DCA Advantage Plan Accounts are not registered under the federal securities laws. The information contained in the first paragraph under "The Fixed Accounts," equally applies to the DCA Advantage Plan Accounts.

     NYLIAC will set interest rates in advance for each date on which we may receive a premium payment to a DCA Advantage Plan Account. We will never declare less than a 3% annual effective rate. Premium payments into a DCA Advantage Plan Account will receive the applicable interest rate in effect on the Business Day we receive the premium payment. Interest rates for subsequent premium payments made into the same DCA Advantage Plan Account may be different from the rate applied to prior premium payments made into the DCA Advantage Plan Account.

     The annual effective rate that we declare is credited only to amounts remaining in a DCA Advantage Plan Account. We credit the interest on a daily basis. Because money is periodically transferred out of the DCA Advantage Plan Account, amounts in the DCA Advantage Plan Account will not achieve the declared annual effective rate.

                              FEDERAL TAX MATTERS

     INTRODUCTION


     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, or 408A of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.


     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policy owner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policy owner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policy owner's Accumulation Value over the policy owner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.


     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from qualified retirement plans under
Section 401(a) and from qualified annuities and Tax Sheltered Annuities under Sections 403(a) and 403(b).


     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.


     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2, (2) made as a result of the policy owner's or Annuitant's death or disability, or (3) received in substantially equal installments paid at least annually as a life annuity, or received as distributions from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.


     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same policy owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policy owner. Accordingly, a policy owner should consult a competent tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policy owner, may result in certain income or gift tax consequences to the policy owner. A policy owner contemplating any transfer or assignment of a policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED PLANS

     The Qualified Policies are designed for use with several types of tax qualified plans. The tax rules applicable to participants and beneficiaries in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1, 1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about use of the policies with the various types of qualified plans. Policy owners and participants under qualified plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of policies for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the policy.

          (a) Section 403(a) Plans. Under Section 403(a) of the Code, payments made by employers to purchase annuity contracts, which meet certain requirements, for their employees are excludible from the gross income of the employee. Any amounts distributed to the employees under such annuity contracts are taxable to them in the years in which distributions are made.

          (b) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

          (c) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA," including an employer-sponsored Simplified Employee Pension or "SEP." Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (d) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement

     Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. They will be subject to income tax at the time of conversion.

          (e) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.

          (f) Inherited IRAs. This policy may also be issued as an Inherited IRA if, after the death of the owner of an IRA, the named Beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued as an Inherited IRA. The named Beneficiary of the original IRA policy will become the Annuitant under the Inherited IRA and may generally exercise all rights under the Inherited IRA policy, including the right to name his or her own Beneficiary in the event of death.

     Special tax rules apply to an Inherited IRA. The tax law does not permit additional premiums to be contributed to an Inherited IRA policy. Also, in order to avoid certain income tax penalties, a Required Minimum Distribution (RMD) must be withdrawn each year from an Inherited IRA policy. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD amount over the amounts, if any, actually withdrawn from the Inherited IRA during the calendar year.

                          DISTRIBUTOR OF THE POLICIES

     NYLIFE Distributors Inc. ("NYLIFE Distributors"), 169 Lackawanna Avenue, Parsippany, New Jersey, 07054, is the principal underwriter and the distributor of the policies. It is an indirect wholly-owned subsidiary of New York Life. The maximum commission paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is not expected to exceed 7%. A portion of this amount is paid as commissions to registered representatives.

                                 VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special shareholder meetings of the Funds in accordance with instructions we receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, we may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If we do not receive timely instructions, we will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that SAI:

                                                              PAGE
                                                              ----
THE POLICIES................................................    2
  Valuation of Accumulation Units...........................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
  MainStay VP Cash Management Investment Division...........    2
  MainStay VP Government, MainStay VP High Yield Corporate
     Bond and MainStay VP Bond Investment Division Yields...    3
  Annual Average Total Return...............................    3
ANNUITY PAYMENTS............................................    4
GENERAL MATTERS.............................................    4
FEDERAL TAX MATTERS.........................................    5
  Taxation of New York Life Insurance and Annuity
     Corporation............................................    5
  Tax Status of Policies....................................    5
DISTRIBUTOR OF THE POLICIES.................................    6
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    6
STATE REGULATION............................................    6
RECORDS AND REPORTS.........................................    6
LEGAL PROCEEDINGS...........................................    6
EXPERTS.....................................................    7
OTHER INFORMATION...........................................    7
FINANCIAL STATEMENTS........................................  F-1

   How to obtain a MainStay Plus II Variable Annuity Statement of Additional
                                  Information.

               Call (800) 762-6212 or send this request form to:


                            MainStay Annuities Dept.
                            Madison Square Station
                            P.O. Box 732
                            New York, NY 10010


--------------------------------------------------------------------------------

   Please send me a MainStay Plus II Variable Annuity Statement of Additional
                         Information dated May 1, 2002:

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                                 State                       Zip

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 10, 2002

                                      FOR

                       MAINSTAY PLUS II VARIABLE ANNUITY
                                      FROM
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains information that expands upon subjects discussed in the current MainStay Plus II Variable Annuity Prospectus. You should read the SAI in conjunction with the current MainStay Plus II Variable Annuity Prospectus dated May 1, 2002. You may obtain a copy of the Prospectus by calling MainStay Annuities at (800) 762-6212 or writing to MainStay Annuities Dept., Madison Square Station, P.O. Box 732, New York, NY 10010, ATTN: CLIENT SERVICES. Terms used but not defined in this SAI have the same meaning as in the current MainStay Plus II Variable Annuity Prospectus.


                               TABLE OF CONTENTS*


                                                              PAGE
                                                              ----
THE POLICIES (17)...........................................    2
     Valuation of Accumulation Units (24)...................    2
INVESTMENT PERFORMANCE CALCULATIONS.........................    2
     MainStay VP Cash Management Investment Division........    2
     MainStay VP Government, MainStay VP High Yield
       Corporate Bond and MainStay VP Bond Investment
       Division Yields......................................    3
     Average Annual Total Return............................    3
ANNUITY PAYMENTS............................................    4
GENERAL MATTERS.............................................    4
FEDERAL TAX MATTERS (38)....................................    5
     Taxation of New York Life Insurance and Annuity
       Corporation..........................................    5
     Tax Status of the Policies.............................    5
DISTRIBUTOR OF THE POLICIES (40)............................    6
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................    6
STATE REGULATION............................................    6
RECORDS AND REPORTS.........................................    6
LEGAL PROCEEDINGS...........................................    6
EXPERTS.....................................................    7
OTHER INFORMATION...........................................    7
FINANCIAL STATEMENTS........................................  F-1


------------
* (Numbers in parentheses refer to page numbers of corresponding sections of the current MainStay Plus II Variable Annuity Prospectus.)

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") by the following formula:

                                   (a/b) - c

Where: a = the result of:

           (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

           (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

         b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and


         c = a factor representing the charges deducted from the applicable
             Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.45% of the average daily net asset value of the Separate Account. (See "CHARGES AND DEDUCTIONS--Other Charges" at page 29 of the Prospectus.)


     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                      INVESTMENT PERFORMANCE CALCULATIONS

     MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION

     NYLIAC calculates the MainStay VP Cash Management Investment Division's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the MainStay VP Cash Management Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the MainStay VP Cash Management Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the administration fee and the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the MainStay VP Cash Management Division will be lower than the yield for the MainStay VP Cash Management Portfolio.

     NYLIAC also calculates the effective yield of the MainStay VP Cash Management Investment Division for the same seven-day period on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The yield on amounts held in the MainStay VP Cash Management Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Cash Management Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the MainStay VP Cash

Management Portfolio, the types and quality of portfolio securities held by the MainStay VP Cash Management Portfolio, and its operating expenses.

    MAINSTAY VP GOVERNMENT, MAINSTAY VP HIGH YIELD CORPORATE BOND AND MAINSTAY VP BOND INVESTMENT DIVISION YIELDS

     The current annualized yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions refers to the income generated by these Investment Divisions over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. We compute the yield by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

----                        YIELD = 2[(a-b+1)(6)-1]
                                                                  cd

Where: a = net investment income earned during the period by the Portfolio attributable to shares owned by the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division.

         b = expenses accrued for the period (net of reimbursements).

         c = the average daily number of accumulation units outstanding during the period.

         d = the maximum offering price per accumulation unit on the last day of the period.

     Accrued expenses will include all recurring fees that are charged to all policy owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular policy. Surrender charges range from 7% to 0% of the premium payments withdrawn depending on the elapsed time since the relevant premium payment was made.

     Because of the charges and deductions imposed by the Separate Account the yield for the Investment Divisions will be lower than the yield for the corresponding Portfolio of the Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Portfolios of the Fund and their operating expenses.

     AVERAGE ANNUAL TOTAL RETURN. Average annual total return quotations for the Investment Divisions are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1+T)(n) = ERV

Where: P = a hypothetical initial payment of $1,000.

         T = average annual total return.

         n = number of years.

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period or the inception date, at the end of the one, five or ten-year period (or fractional portion thereof).


     All total return figures are prepared under methods the SEC requires when advertising performance information. For periods beginning on or after the dates when the Investment Divisions started operations, the average annual total return (if surrendered) figures may be referred to as "standardized" performance. For periods before the dates when the Investment Divisions started operations, the figures are considered "non-standardized." The average annual total return (no surrender) figures are all considered "non-standardized".


     Performance data for the Investment Divisions may be compared, in advertisements, sales literature and reports to shareholders, to: (i) the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indexes; and (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

     Reports and promotional literature may also contain the ratings New York Life and NYLIAC have received from independent rating agencies. New York Life and NYLIAC are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies for financial strength and stability: A.M. Best, Fitch, Moody's and Standard and Poor's. However, neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, we will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.


     MISSTATEMENT OF AGE OR SEX. If the Annuitant's stated age and/or sex in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and sex. Sex is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" at page 35 of the Prospectus.) If we made payments based on incorrect age or sex, we will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.



     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the policy, you may assign a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" at page 38 of the Prospectus.)


     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code in order to continue treatment of the policy as an annuity, or by any other applicable law.

     INCONTESTABILITY. We rely on statements made in the application or a Policy Request. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and its operations form a part of NYLIAC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policy owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policy owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policy owner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policy owner's death; and (b) if any policy owner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policy owner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policy owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is the policy owner's surviving spouse, the Policy may be continued with the surviving spouse as the new policy owner. If the policy owner is not a natural person, these "death of Owner" rules apply when the primary Annuitant is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                          DISTRIBUTOR OF THE POLICIES


     NYLIFE Distributors Inc. ("NYLIFE Distributors") is the principal underwriter and distributor of the policies. NYLIFE Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. NYLIFE Distributors is an indirect wholly-owned subsidiary of New York Life. The maximum commission typically paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is not expected to exceed 7%. A portion of this amount is paid as commissions to registered representatives.


     As the policies are being offered for the first time, no underwriting commissions for the policies have been paid.

     The policies are sold and premium payments are accepted on a continuous basis.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Account.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                              RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation.

                               LEGAL PROCEEDINGS


     NYLIAC is a defendant in individual lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment and/or other operations, including actions involving retail sales practices. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.


     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                                    EXPERTS


     The balance sheet of NYLIAC as of December 31, 2001 and 2000 and statements of income, of stockholder's equity and of cash flows for the three years in the period ended December 31, 2001 included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                               OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in the Prospectus and this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in the Prospectus and this Statement of Additional Information. We intend the statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                              FINANCIAL STATEMENTS

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2001       2000
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities
  Available for sale, at fair value                           $19,657    $14,993
  Held to maturity, at amortized cost                              --        627
Equity securities                                                  95        126
Mortgage loans                                                  2,138      1,993
Policy loans                                                      575        544
Other investments                                                 917        260
                                                              -------    -------
     Total investments                                         23,382     18,543

Cash and cash equivalents                                         790        767
Deferred policy acquisition costs                               1,887      1,660
Other assets                                                      518        439
Separate account assets                                        10,418     10,981
                                                              -------    -------
     Total assets                                             $36,995    $32,390
                                                              =======    =======
LIABILITIES AND STOCKHOLDER'S EQUITY
Policyholders' account balances                               $20,949    $17,450
Future policy benefits                                            678        492
Policy claims                                                     107         73
Deferred taxes                                                    187         87
Other liabilities                                               1,990      1,151
Separate account liabilities                                   10,339     10,942
                                                              -------    -------
     Total liabilities                                         34,250     30,195
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  (20,000 shares authorized, 2,500 issued and outstanding)         25         25
Additional paid in capital                                        780        480
Accumulated other comprehensive income (loss)                     104        (31)
Retained earnings                                               1,836      1,721
                                                              -------    -------
     Total stockholder's equity                                 2,745      2,195
                                                              -------    -------
     Total liabilities and stockholder's equity               $36,995    $32,390
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                               YEAR ENDED DECEMBER 31,
                                                              --------------------------
                                                               2001      2000      1999
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
REVENUES
  Premiums                                                    $  235    $  144    $   79
  Annuity and universal life fees                                509       530       442
  Net investment income                                        1,452     1,315     1,180
  Net investment gains (losses)                                  (50)      (39)       12
  Other income                                                     9        10        18
                                                              ------    ------    ------
     Total revenues                                            2,155     1,960     1,731
                                                              ------    ------    ------
EXPENSES
  Interest credited to policyholders' account balances         1,133       971       858
  Policyholder benefits                                          354       330       182
  Operating expenses                                             536       503       402
                                                              ------    ------    ------
     Total expenses                                            2,023     1,804     1,442
                                                              ------    ------    ------
Income before income taxes and cumulative effect of a change
  in accounting principle                                        132       156       289
Income tax expense                                                31        53       113
                                                              ------    ------    ------
Income before cumulative effect of a change in accounting
  principle                                                      101       103       176
Cumulative effect of a change in accounting principle (net
  of income tax expense of $8 million)                            14
                                                              ------    ------    ------
NET INCOME                                                    $  115    $  103    $  176
                                                              ======    ======    ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN MILLIONS)

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 1999                      $25         $480        $1,442         $ 201           $2,148
Comprehensive loss:
  Net Income                                                               176                            176
     Other comprehensive loss, net of tax:
       Unrealized investment losses, net of
          related offsets, reclassification
          adjustments and income taxes                                                  (392)            (392)
                                                                                                       ------
Total comprehensive loss                                                                                 (216)
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 1999                     25          480         1,618          (191)           1,932
Comprehensive income:
  Net income                                                               103                            103
  Other comprehensive income, net of tax:
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      160              160
                                                                                                       ------
Total comprehensive income                                                                                263
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 2000                     25          480         1,721           (31)           2,195
Comprehensive income:
  Net income                                                               115                            115
     Cumulative effect of a change in
       accounting principle, net of tax                                                   (2)              (2)
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      137              137
                                                                                                       ------
  Other comprehensive income                                                                              135
                                                                                                       ------
Total comprehensive income                                                                                250
  Capital contribution                                       300                                          300
                                                ---         ----        ------         -----           ------
BALANCE AT DECEMBER 31, 2001                    $25         $780        $1,836         $ 104           $2,745
                                                ===         ====        ======         =====           ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              -------------------------------
                                                                2001        2000       1999
                                                              --------    --------    -------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    115    $    103    $   176
  Adjustments to reconcile net income to net cash provided
     by operating activities:
     Depreciation and amortization                                 (36)        (21)        (3)
     Net capitalization of deferred policy acquisition costs      (380)       (304)      (298)
     Annuity and universal life fees                              (227)       (233)      (215)
     Interest credited to policyholders' account balances        1,133         971        858
     Net realized investment losses (gains)                         50          39        (13)
     Deferred income taxes                                          21          54         57
     Cumulative effect of a change in accounting principle         (14)         --         --
     (Increase) decrease in:
       Net separate accounts (assets) liabilities                  (35)         22          1
       Other assets and other liabilities                           98         (64)       (92)
     Increase in:
       Policy claims                                                34           4          9
       Future policy benefits                                      186         147         41
                                                              --------    --------    -------
          NET CASH PROVIDED BY OPERATING ACTIVITIES                945         718        521
                                                              --------    --------    -------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available for sale fixed maturities                28,757       8,161      3,981
     Maturity of available for sale fixed maturities             1,902       1,497      1,505
     Maturity of held to maturity fixed maturities                  --          73        121
     Sale of equity securities                                     109          74        170
     Repayment of mortgage loans                                   322         354        227
     Sale of other investments                                      58          65         62
  Cost of:
     Available for sale fixed maturities acquired              (33,811)    (11,031)    (6,679)
     Held to maturity fixed maturities acquired                     --         (17)       (75)
     Equity securities acquired                                   (112)       (113)      (152)
     Mortgage loans acquired                                      (469)       (439)      (451)
     Other investments acquired                                   (715)       (216)       (13)
  Policy loans (net)                                               (32)        (33)       (21)
  Increase (decrease) in loaned securities                          23         422       (222)
  Securities sold under agreements to repurchase (net)             153        (488)       480
                                                              --------    --------    -------
          NET CASH USED IN INVESTING ACTIVITIES                 (3,815)     (1,691)    (1,067)
                                                              --------    --------    -------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits                                                    4,525       2,000      2,016
     Withdrawals                                                (1,396)     (1,026)    (1,154)
     Net transfers from (to) the separate accounts                (536)       (318)      (181)
  Capital contribution received from parent                        300          --         --
                                                              --------    --------    -------
          NET CASH PROVIDED BY FINANCING ACTIVITIES              2,893         656        681
                                                              --------    --------    -------
  Effect of exchange rate changes on cash and cash
     equivalents                                                    --          (3)         4
                                                              --------    --------    -------
Net increase (decrease) in cash and cash equivalents                23        (320)       139
                                                              --------    --------    -------
Cash and cash equivalents, beginning of year                       767       1,087        948
                                                              --------    --------    -------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    790    $    767    $ 1,087
                                                              ========    ========    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2001, 2000 AND 1999

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. NYLIAC offers a wide variety of interest sensitive insurance and annuity products to a large cross section of the insurance market. NYLIAC markets its products in all 50 of the United States, the District of Columbia and Taiwan, primarily through its agency force and the agency force of Taiwan. In addition, NYLIAC markets Corporate Owned Life Insurance through independent brokers and brokerage general agents.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements of life insurance enterprises requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation.

INVESTMENTS

     Fixed maturity investments, which NYLIAC has both the ability and the intent to hold to maturity, are stated at amortized cost. Investments classified as available for sale are reported at fair value. Unrealized gains and losses on available for sale securities are reported in stockholder's equity, net of deferred taxes, and certain deferred acquisition cost and policyholder account balance offsets. Significant changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective adjustment method. The cost basis of fixed maturity and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net income.

     Equity securities are carried at fair value with related unrealized gains and losses reflected in other comprehensive income, net of deferred taxes, and certain deferred acquisition cost and policyholder account balance offsets.

     Mortgage loans on real estate are carried at unpaid principal balances, net of valuation allowances, and are secured. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the fair value of the collateral.

     Investment real estate, which NYLIAC has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of investments in limited partnerships and limited liability companies, which are carried on the equity method of accounting.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the balance sheet and are carried at amortized cost, which approximates fair value.

     Derivative financial instruments are accounted for at fair market value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the balance sheet. These consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for annuities. Changes in assumptions are reflected in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

     For certain products sold in Taiwan, including whole life, periodic endowment and endowment contracts, the deferred policy acquisition costs are amortized over the life of the contract in proportion to gross premiums.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the insurer for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize capitalized policy acquisition costs. Policy benefits and claims that are charged to expenses include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals and charges. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods.

FEDERAL INCOME TAXES

     NYLIAC is a member of a group which files a consolidated Federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that NYLIAC is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES -- (CONTINUED)

prior years. Deferred income tax assets and liabilities are recognized for the future tax consequence of temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities.

     Current Federal income taxes include a provision for NYLIAC's share of the equity base tax applicable to mutual life insurance companies and their insurance subsidiaries. The amount recorded is based on NYLIAC's estimate of the differential earnings rate ("DER") (the actual rate will be announced at a later date by the Internal Revenue Service ("IRS")) used to compute the equity base tax for current and prior years.

REINSURANCE

     NYLIAC enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. NYLIAC remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. NYLIAC evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

SEPARATE ACCOUNTS

     NYLIAC has established separate accounts with varying investment objectives, which are segregated from NYLIAC's general account, and are maintained for the benefit of separate account policyholders and NYLIAC. Separate account assets are stated at market value. The liability for separate accounts represents policyholders' interests in the separate account assets. For its registered separate accounts, these liabilities include accumulated net investment income and realized and unrealized gains and losses on those assets, and generally reflect market value. For its guaranteed, non-registered separate account, the liability includes interest credited to the policies.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Insurance Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The development of policy reserves and deferred policy acquisition costs for NYLIAC's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     NYLIAC issues certain variable products with various types of guaranteed minimum death benefits features. NYLIAC currently reserves for expected payments resulting from these features. NYLIAC bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market.

     NYLIAC regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed and asset-backed securities is based on historical experience and estimates of future payment experience on the underlying assets. Actual prepayment speeds will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

     As a subsidiary of a mutual life insurance company, NYLIAC is subject to a tax on its equity base. The rates applied to NYLIAC's equity base are determined annually by the IRS after comparison of mutual life insurance company earnings for the year to the average earnings of the 50 largest stock life insurance companies for the prior three years. Due to the timing of earnings information, estimates of the current year's tax rate must be made by management. The ultimate amounts of equity base tax incurred may vary considerably from the original estimates.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2001, NYLIAC adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," ("SFAS 133") as amended by Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment to FASB Statement No. 133," ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. SFAS 133 requires that all derivatives be recorded on the balance sheet at their fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, resulted in a $14 million decrease in other comprehensive income with a corresponding increase of $14 million in net income, net of taxes. Upon its adoption of SFAS No. 133, NYLIAC reclassified $646 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative effect adjustment of $12 million increasing other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001. The net impact on other comprehensive income of these adjustments was a decrease of $2 million, after tax.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, NYLIAC has determined an estimated fair value using either a discounted cash flow approach, including provisions for credit risk generally based upon the assumption such securities will be held to maturity, broker dealer quotations, or management's pricing model.

     At December 31, 2001 and 2000, the maturity distribution of fixed maturities was as follows (in millions):

                                                              2001                       2000
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   628      $   639       $   712      $   710
Due after one year through five years                   3,736        3,838         2,915        2,906
Due after five years through ten years                  5,060        5,088         2,464        2,408
Due after ten years                                     3,267        3,277         2,841        2,707
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government agency             1,047        1,085           956          990
  Other mortgage-backed securities                      4,337        4,415         4,153        4,225
  Other asset-backed securities                         1,307        1,315         1,033        1,047
                                                      -------      -------       -------      -------
     Total Available for Sale                         $19,382      $19,657       $15,074      $14,993
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)


                                                                                         2000
                                                                                -----------------------
                                                                                AMORTIZED    ESTIMATED
HELD TO MATURITY                                                                  COST       FAIR VALUE
----------------                                                                ---------    ----------
Due in one year or less                                                           $ 49          $ 49
Due after one year through five years                                              213           298
Due after five years through ten years                                             171           170
Due after ten years                                                                179           179
Asset-backed securities                                                             15            15
                                                                                  ----          ----
     Total Held to Maturity                                                       $627          $711
                                                                                  ====          ====

     At December 31, 2001 and 2000, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                            2001
                                                     ---------------------------------------------------
                                                     AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST         GAINS         LOSSES      FAIR VALUE
------------------                                   ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                            $   773        $ 22          $  4        $   791
U.S. agencies, state and municipal                        274          20            --            294
Foreign Governments                                       110           3             1            112
Corporate                                              12,581         380           231         12,730
Other mortgage-backed securities                        4,337         100            22          4,415
Other asset-backed securities                           1,307          30            22          1,315
                                                      -------        ----          ----        -------
     Total Available for Sale                         $19,382        $555          $280        $19,657
                                                      =======        ====          ====        =======

                                                                            2000
                                                     ---------------------------------------------------
                                                     AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST         GAINS         LOSSES      FAIR VALUE
------------------                                   ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government Corporations and
  agencies                                            $   735        $ 24          $  1        $   758
U.S. agencies, state and municipal                        221          12             1            232
Foreign Governments                                        51           1            --             52
Corporate                                               8,881         146           348          8,679
Other mortgage-backed securities                        4,153          88            16          4,225
Other asset-backed securities                           1,033          24            10          1,047
                                                      -------        ----          ----        -------
     Total Available for Sale                         $15,074        $295          $376        $14,993
                                                      =======        ====          ====        =======
HELD TO MATURITY
Corporate                                             $   612        $ 92          $  8        $   696
Other                                                      15          --            --             15
                                                      -------        ----          ----        -------
     Total Held to Maturity                           $   627        $ 92          $  8        $   711
                                                      =======        ====          ====        =======

EQUITY SECURITIES

     Estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and a matrix pricing model for private placement securities. At December 31, 2001 and 2000, the distribution of gross unrealized gains and losses on equity securities was as follows (in millions):

                  UNREALIZED    UNREALIZED    ESTIMATED
          COST      GAINS         LOSSES      FAIR VALUE
          ----    ----------    ----------    ----------
  2001    $103       $ 6           $14           $ 95
  2000    $124       $14           $12           $126

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS

     NYLIAC's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair market value of the mortgage loan portfolio at December 31, 2001 and 2000 is estimated to be $2,227 million and $2,046 million, respectively. Fair market values are determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     At December 31, 2001 and 2000, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to approximately $27 million and $54 million, respectively, at a fixed market rate of interest. These commitments are diversified by property type and geographic region.

     The general reserve provision for losses on mortgage loans was $4 million at both December 31, 2001 and 2000. There were no specific provisions for losses as of December 31, 2001 and 2000.

     NYLIAC accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is generally recognized on a cash basis. Cash payments on loans in the process of foreclosure are generally treated as a return of principal.

     At December 31, 2001 and 2000, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                   2001        2000
                                                 --------    --------
Property Type:
  Office buildings                                $  776      $  809
  Retail                                             394         396
  Apartments                                         194         167
  Residential                                        494         369
  Other                                              280         252
                                                  ------      ------
     Total                                        $2,138      $1,993
                                                  ======      ======
Geographic Region:
  Central                                         $  573      $  565
  Pacific                                            329         268
  Middle Atlantic                                    469         469
  South Atlantic                                     528         512
  New England                                        170         145
  Other                                               69          34
                                                  ------      ------
     Total                                        $2,138      $1,993
                                                  ======      ======

OTHER INVESTMENTS

     Other investments consist primarily of an investment in a limited liability company, limited partnership interests in real estate, as well as directly owned investments in real estate. The components of other investments as of December 31, 2001 and 2000 were as follows (in millions):

                                                              2001    2000
                                                              ----    ----
Limited liability company                                     $873    $185
Limited partnerships                                            22      38
Real estate                                                     18      34
Other                                                            4       3
                                                              ----    ----
     Total other investments                                  $917    $260
                                                              ====    ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER INVESTMENTS -- (CONTINUED)

     Accumulated depreciation on real estate at December 31, 2001 and 2000, was $5 million and $8 million, respectively. Depreciation expense totaled $1 million in 2001, $1 million in 2000 and $3 million in 1999.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $14 million and $13 million at December 31, 2001 and 2000, respectively, were on deposit with Governmental authorities or trustees as required by certain insurance laws and are included on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2001, 2000 and 1999, are as follows (in millions):

                                                 2001      2000      1999
                                                ------    ------    ------
Fixed maturities                                $1,238    $1,121    $1,013
Equity securities                                    6         7        10
Mortgage loans                                     155       147       134
Policy loans                                        47        46        41
Other investments                                   45        26        33
                                                ------    ------    ------
  Gross investment income                        1,491     1,347     1,231
Investment expenses                                (39)      (32)      (51)
                                                ------    ------    ------
     Net investment income                      $1,452    $1,315    $1,180
                                                ======    ======    ======

     During 1999 a fixed maturity investment that had been classified as held to maturity was transferred to available for sale and subsequently sold due to credit deterioration. The investment had an amortized cost of $10,052,000, and the sale resulted in a realized gain of $82,000.

     For the years ended December 31, 2001, 2000 and 1999, realized investment gains (losses) computed under the specific identification method are as follows (in millions):

                                                2001                           2000                           1999
                                      -------------------------      -------------------------      -------------------------
                                      GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                      -----              ------      -----              ------      -----              ------
REALIZED GAINS (LOSSES):
Fixed maturities                      $163               $(217)      $ 80               $(157)      $ 64                $(87)
Equity securities                       11                  (9)        17                  (7)        34                  (8)
Mortgage loans                          --                  (1)         8                  (1)         4                  --
Derivative instruments                   1                  (7)        --                  --         --                  --
Other investments                       10                  (1)        25                  (4)         7                  (2)
                                      ----               -----       ----               -----       ----                ----
     Subtotal                         $185               $(235)      $130               $(169)      $109                $(97)
                                      ====               =====       ====               =====       ====                ====
Total net investment gains (losses)             $(50)                          $(39)                          $12
                                                ====                           ====                           ===

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on fixed maturities available for sale are included in the Balance Sheet as a component of "Accumulated other comprehensive income (loss)". Changes in these amounts include reclassification adjustments to avoid double counting in "Comprehensive income" items that are part

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

of "Net income" for a period that also had been part of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, 2001, 2000 and 1999 are as follows (in millions):

                                                             2001    2000     1999
                                                             ----    -----    -----
Net unrealized investments gains (losses), beginning of the
  year                                                       $(31)   $(191)   $ 201
                                                             ----    -----    -----
Cumulative effect of a change in accounting principle          (2)      --       --
                                                             ----    -----    -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains (losses) arising
       during the period                                      172      220     (612)
     Less: Reclassification adjustments for gains (losses)
       included in net income                                 (64)     (41)       1
                                                             ----    -----    -----
     Change in net unrealized investment gains (losses),
       net of adjustments                                     236      261     (613)
Impact of net unrealized investment gains (losses) on:
     Policyholders' account balance                            --       (3)      (7)
     Deferred policy acquisition costs                        (99)     (98)     228
                                                             ----    -----    -----
Change in net unrealized investment gains (losses)            137      160     (392)
                                                             ----    -----    -----
Net unrealized investment gains (losses), end of year        $104    $ (31)   $(191)
                                                             ====    =====    =====

     Net unrealized gains (losses) on investments arising during the periods reported in the above table are net of income tax expense (benefit) of $93 million, $118 million and $(330) million for the years ended December 31, 2001, 2000 and 1999, respectively.

     Reclassification adjustments reported in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax benefit of $34 million, $22 million and $0 million, respectively.

     Policyholders' account balance reported in the above table are net of income tax benefit of $2 million and $3 million for the years ended December 31, 2000 and 1999, respectively.

     Deferred policy acquisition costs in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax expense (benefit) of $(53) million, $(53) million and $122 million, respectively.

NOTE 5 -- INSURANCE LIABILITIES

     NYLIAC's annuity contracts are primarily deferred annuities. The carrying value, which approximates fair value, of NYLIAC's liabilities for deferred annuities at December 31, 2001 and 2000, was $10,247 million and $7,944 million, respectively.

NOTE 6 -- SEPARATE ACCOUNTS

     NYLIAC maintains eight non-guaranteed, registered separate accounts for its variable deferred annuity and variable life products. NYLIAC maintains investments in the registered separate accounts of $67 million and $40 million at December 31, 2001 and 2000, respectively. The assets of the separate accounts, which are carried at market value, represent investments in shares of the New York Life sponsored MainStay VP Series Fund and other non-proprietary funds.

     NYLIAC maintains one guaranteed separate account for universal life insurance policies. This account provides a minimum guaranteed interest rate with a market value adjustment imposed upon certain surrenders. The assets of this separate account are carried at market value.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs (DAC) for the years ended December 31, 2001, 2000 and 1999 is as follows (in millions):

                                                              2001      2000      1999
                                                             ------    ------    ------
Balance at beginning of year before adjustment
  for unrealized gains (losses) on investments               $1,630    $1,326    $1,028
Current year additions                                          558       444       372
Amortized during year                                          (179)     (140)      (74)
                                                             ------    ------    ------
Balance at end of year before adjustment for unrealized
  gains (losses) on investments                               2,009     1,630     1,326
Adjustment for unrealized gains (losses) on investments        (122)       30       181
                                                             ------    ------    ------
Balance at end of year                                       $1,887    $1,660    $1,507
                                                             ======    ======    ======

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense included in the accompanying Statement of Income is as follows (in millions):

                                                          2001    2000    1999
                                                          ----    ----    ----
Current:
  Federal before prior years adjustment                   $ 32    $ 15    $ 56
  Prior years adjustment                                   (24)    (18)     (4)
  State and local                                            2       2       4
                                                          ----    ----    ----
                                                            10      (1)     56
                                                          ====    ====    ====
Deferred:
  Federal                                                   21      54      57
                                                          ----    ----    ----
Net income tax expense                                    $ 31    $ 53    $113
                                                          ====    ====    ====

     The components of the net deferred tax liability as of December 31, 2001 and 2000 are as follows (in millions):

                                                              2001    2000
                                                              ----    ----
Deferred tax assets:
  Future policyholder benefits                                $358    $303
  Employee and agents benefits                                  57      53
                                                              ----    ----
     Gross deferred tax assets                                 415     356
                                                              ====    ====
Deferred tax liabilities:
  Deferred policy acquisition costs                            513     406
  Investments                                                   63      13
  Other                                                         26      24
                                                              ----    ----
     Gross deferred tax liabilities                            602     443
                                                              ----    ----
       Net deferred tax liability                             $187    $ 87
                                                              ====    ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

     Set forth below is a reconciliation of the Federal income tax rate to the effective tax rate for 2001, 2000 and 1999:

                                                            2001     2000     1999
                                                           ------    -----    -----
Statutory federal income tax rate                            35.0%    35.0%    35.0%
Current year equity base tax                                 12.5     13.6      5.9
True down of prior year equity base tax                     (20.1)    (9.2)      --
Tax exempt income                                            (4.9)    (4.2)    (1.4)
Other                                                         0.9     (1.2)    (0.4)
                                                           ------    -----    -----
Effective tax rate                                           23.4%    34.0%    39.1%
                                                           ======    =====    =====

     NYLIAC's Federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1995. There were no material effects on NYLIAC's results of operations as a result of these audits. NYLIAC believes that its recorded income tax liabilities are adequate for all open years.

     In March 2002, the Job Creation and Worker Assistance Act of 2002 was passed to provide tax relief and stimulate the economy. This law requires a "tax holiday" related to the Company's equity base tax for the three year period beginning 2001. The Company has accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount will be reflected as an adjustment to current income taxes incurred in 2002.

NOTE 9 -- REINSURANCE

     NYLIAC has entered into cession reinsurance agreements on a coinsurance basis with non-affiliated companies and on a yearly renewable term basis with affiliated and non-affiliated companies. Under the affiliated agreements included in the accompanying Statement of Income are $2 million, $2.3 million and $1.5 million of ceded premiums at December 31, 2001, 2000 and 1999, respectively.

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     NYLIAC uses derivative financial instruments to manage interest rate, currency, commodity and market risk. These derivative financial instruments include foreign exchange forward contracts, foreign currency options, equity total return swaps, interest rate swaps, commodity swaps and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     NYLIAC deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. NYLIAC has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the future creditworthiness of counterparties. NYLIAC uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. NYLIAC formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. For cashflow hedges of interest rate risk, NYLIAC uses either qualitative assessment, if appropriate or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cashflows method is used to measure hedge ineffectiveness when appropriate. NYLIAC does not have any fair value hedges at December 31, 2001. NYLIAC will discontinue hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available for sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). During 2001, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There are no cashflow hedges of forecasted transactions as of December 31, 2001. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2001 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $4 million.

     NYLIAC may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, NYLIAC assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains or losses. If NYLIAC is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2001, there were no such embedded derivatives that could not be separated from their host contracts.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     NYLIAC is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC nevertheless believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     NYLIAC participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2001 and 2000, $829 million and $755 million, respectively, of NYLIAC's fixed maturities and equity securities were on loan to others. Collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively, is obtained. The market value of securities

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

LOANED SECURITIES AND REPURCHASE AGREEMENTS -- (CONTINUED)

loaned is monitored on a daily basis with additional collateral obtained as necessary. Such assets reflect the extent of NYLIAC's involvement in securities lending, not NYLIAC's risk of loss.

     NYLIAC enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, NYLIAC obtains the use of funds from a broker for approximately one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2001 of $284 million ($132 million at December 31,
2000) approximates fair value. The investments acquired with the funds received from the securities sold are included in other investments in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides NYLIAC with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges NYLIAC for the identified costs associated with these services and facilities under the terms of a Service Agreement between New York Life and NYLIAC. Such costs, amounting to $458 million for the year ended December 31, 2001 ($476 million for 2000 and $393 million for 1999) are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, NYLIAC is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. NYLIAC was allocated $10 million for its share of the net periodic post-retirement benefits expense in 2001 ($7 million and $12 million in 2000 and 1999, respectively) and $(6) million for the post-employment benefits expense in 2001 ($2 million in 2000 and $3 million in 1999) under the provisions of the Service Agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, in 1999 New York Life concluded a comprehensive expense reduction program expected to streamline processes and improve profitability. As a result of job eliminations and early retirement benefits as defined in management's termination plan, NYLIAC was allocated $16 million for its share of these restructuring costs in 1999, which are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     For the year ended December 31, 2001, NYLIAC recorded annuity and universal life fees of $8 million from New York Life Investment Management, LLC, a wholly owned subsidiary of New York Life for administration and advisory fees.

     At December 31, 2001 and 2000, NYLIAC had a net liability of $157 million and $111 million, respectively for the above described services which are included in other liabilities in the accompanying Balance Sheet.

     In 2001, NYLIAC received a capital contribution in the amount of $300 million from its parent company, New York Life.

     In 1999 NYLIAC sold a $197 million Corporate Sponsored Variable Universal Life (CSVUL) policy and a $82 million Corporate Sponsored Universal Life (CSUL) policy to a Voluntary Employee Benefit Association (VEBA) trust. This trust was established to fund New York Life's retired employees medical and dental benefits. In addition, in 1999 NYLIAC sold a Corporate Owned Life (COLI) policy to New York Life for $180 million in premiums. This policy was sold on the same basis as policies sold to unrelated customers.

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $20 million, $8 million, and $52 million during 2001, 2000 and 1999, respectively.

     Total interest paid was $21 million, $12 million and $30 million during 2001, 2000 and 1999, respectively.

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department recognizes only

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 14 -- STATUTORY FINANCIAL INFORMATION -- (CONTINUED)

statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

     At December 31, 2001 and 2000, statutory stockholder's equity was $1,335 million and $1,098 million, respectively. Statutory net income/(loss) for the years ended December 31, 2001, 2000 and 1999 was $(82.6) million, $0.4 million and $63 million, respectively.

     The State of Delaware Insurance Department has adopted the NAIC's Codification of Statutory Accounting Principles guidance, effective January 1, 2001. The effect of adoption was a net increase in statutory surplus of approximately $27 million.

     NYLIAC is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of NYLIAC's surplus or one hundred percent of net gain from operations.

     No dividends were paid or declared for the years ended December 31, 2001, 2000 and 1999.

     As of December 31, 2001, the amount of available and accumulated funds derived from earned surplus from which NYLIAC can pay dividends is $530 million. The maximum amount of dividends which may be paid in 2002 without prior approval is $133 million.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by Statement of Financial Accounting Standards No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment to FASB Statement No. 133.

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, New York 10036
March 12, 2002

                            PART C. OTHER INFORMATION

ITEM 24.         FINANCIAL STATEMENTS AND EXHIBITS

a.       Financial Statements.
            All required financial statements are included in Part B of this Registration Statement.
b.       Exhibits.

(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (1) to Registrant's Post-Effective Amendment No. 2 on Form N-4, filed 4/25/97 and incorporated herein by reference.

(2)              Not applicable.

(3)(a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), filed 4/25/97 and incorporated herein by reference.

(3)(b) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(b) to Registrant's Post-Effective Amendment No. 1 on Form N-4, and incorporated herein by reference.

(4) Specimen Policy - Previously filed as Exhibit (4) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4) to Registrant's Post-Effective Amendment No. 2 on Form N-4, and incorporated herein by reference. Specimen policy for the MainStay Plus Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(3) as Exhibit (4) to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File No. 33-87382).

(4)(a) Endorsements to Specimen Policy for the MainStay Plus Variable Annuity - Previously filed as Exhibit (4)(a) to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File No. 33-87382).

(4)(b)           Rider to Specimen Policy for the MainStay Plus Variable Annuity
                 - Previously filed as Exhibit (4)(b) to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File No. 33-87382).

(4)(c) Specimen Policy - Previously filed as Exhibit (4)(c) to Registrant's Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 033-87382).

(4)(d) Earnings Enhancement Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(4)(e) Enhancement Spousal Continuance Rider - Previously filed in accordance with Regulation S-T, 17 CRF 232.102(e) as Exhibit
                 (4)(b) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.


(4)(f) Specimen Policy for LifeStages Flagship and MainStay Plus II Variable Annuity policies - Previously filed in accordance with Regulation S-T, 17 CRF 232.102(e) as Exhibit
                 (4)(f) to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File No. 033-87382), filed 2/1/02 and incorporated herein by reference.

(5)              Form of application for a Policy - Previously filed as Exhibit
                 (5) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's Post-Effective Amendment No. 2 on Form N-4, and incorporated herein by reference. Form of application for the MainStay Plus Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File No. 033-87382).

(5)(a)           Form of application for a policy for LifeStages Access
                 Variable Annuity - Previously filed as Exhibit (5)(a) to Registrant's Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 033-87382).

(5)(b) Form of application for the MainStay Access Variable Annuity - Previously filed as Exhibit (5)(b) to Registrant's Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 033-87382).


(5)(c) Form of Application for a policy for LifeStages Flagship Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(c) to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File No. 033-87382), filed 2/1/02 and incorporated herein by reference.



(5)(d) Form of application for a policy for MainStay Plus II Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(d) to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File No. 033-87382), filed 2/1/02 and incorporated herein by reference.


(6)(a) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CRF 232.102(e) as Exhibit
                 (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(1) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(2) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(7) Contract of Reinsurance between Connecticut General Life Insurance Company/Cigna Reinsurance and NYLIAC - Previously filed as Exhibit (7) to Registrant's Post-Effective Amendment No. 1 on Form N-4, and incorporated herein by reference.

(8)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1 for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(h) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(i) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(j) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(k) Form of Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(l) Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(m) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.


(9) Opinion and Consent of Thomas F. English, Esq. - Filed herewith.



(10)(a)          Consent of PricewaterhouseCoopers LLP - Filed herewith.


(10)(b) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, filed 4/25/97 and incorporated herein by reference:

                 Jay S. Calhoun, Vice President, Treasurer and Director
                   (Principal Financial Officer)
                 Richard M. Kernan, Jr., Director
                 Robert D. Rock, Senior Vice President and Director
                 Frederick J. Sievert, President and Director (Principal
                   Executive Officer)
                 Stephen N. Steinig, Senior Vice President, Chief Actuary and
                   Director
                 Seymour Sternberg, Director

(10)(c) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(10)(d) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as
                 Exhibit 8 (d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(10)(e) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit (10)(e) to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File No. 33-87382), filed 2/18/99 and incorporated herein by reference for the following:

                 George J. Trapp, Director
                 Frank M. Boccio, Director
                 Phillip J. Hildebrand, Director
                 Michael G. Gallo, Director
                 Solomon Goldfinger, Director
                 Howard I. Atkins, Director

(10)(f) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit
                 (10)(f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/13/00 and incorporated herein by reference.

(10)(g) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to the Initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-47728), filed 10/11/00 and incorporated herein by reference.

(10)(h) Power of Attorney for Theodore A. Mathas, Director - Previously filed in accordance with Regulation S-T, 17 CRF 232.102(e) as Exhibit (10)(h) to Post-Effective Amendment No. 13 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 10/3/01 and incorporated herein by reference.

(10)(i) Power of Attorney for Anne F. Pollack, Director, Senior Vice President and Chief Investment Officer - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(r) to Post-Effective Amendment No. 11 to the registration statement on Form S-8 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/24/02 and incorporated herein by reference.

(11)             Not applicable.

(12)             Not applicable.

(13) Schedule of Computations - Previously filed as Exhibit (13) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(14)             Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.



         Name:                                          Title:
         -----                                          ------
         Gary G. Benanav                                Director, Executive Vice President and Chairman of Taiwan Branch
         Frank M. Boccio                                Director and Senior Vice President
         Michael Gallo                                  Director and Senior Vice President
         Solomon Goldfinger                             Director, Senior Vice President and Chief Financial Officer
         Phillip J. Hildebrand                          Director and Executive Vice President
         Theodore A. Mathas                             Director
         Anne F. Pollack                                Director, Senior Vice President and Chief Investment Officer
         Robert D. Rock                                 Director and Senior Vice President
         Frederick J. Sievert                           Director and President
         Seymour Sternberg                              Director
         George J. Trapp                                Director
         Gary E. Wendlandt                              Executive Vice President
         Jay S. Calhoun                                 Senior Vice President and Treasurer
         Judith E. Campbell                             Senior Vice President and Chief Information Officer
         Patrick Colloton                               Senior Vice President
         Sheila K. Davidson                             Senior Vice President and General Counsel
         Thomas F. English                              Senior Vice President and Deputy General Counsel
         Melvin J. Feinberg                             Senior Vice President
         Robert J. Hebron                               Senior Vice President
         Gerald Kaplan                                  Senior Vice President and Tax Counsel
         Richard D. Levy                                Senior Vice President
         Barbara McInerney                              Senior Vice President in charge of Corporate Compliance
         John R. Meyer                                  Senior Vice President
         Frank J. Ollari                                Senior Vice President
         Richard C. Schwartz                            Senior Vice President
         Joel M. Steinberg                              Senior Vice President and Chief Actuary
         Stephen N. Steinig                             Senior Vice President and Actuary
         Howard Anderson                                Vice President
         David Bangs                                    Vice President
         Stephen A. Bloom                               Vice President and Chief Underwriter
         David Boyle                                    Vice President
         William Cheng                                  Vice President
         Henry Ciapas                                   Vice President
         John A. Cullen                                 Vice President and Controller
         Mark A. Gomez                                  Vice President
         Jane L. Hamrick                                Vice President
         Thomas Haubenstricker                          Vice President
         Matthew M. Huss                                Vice President
         Joseph Hynes                                   Vice President
         Robert Hynes                                   Vice President
         John Iacovino                                  Vice President and Medical Director
         David Krystel                                  Vice President
         Edward Linder                                  Vice President
         Daniel J. McKillop                             Vice President
         Michael M. Oleske                              Vice President and Tax Counsel
         Micheal J. Oliviero                            Vice President - Tax
         Dhanasar Ramjit                                Vice President and Chief Financial Officer of Taiwan Branch
         Andrew N. Reiss                                Vice President and National Sales Manager
         Georgene Sfraga Panza                          Vice President
         David Skinner                                  Vice President
         Carol Springsteen                              Vice President
         John Swenson                                   Vice President
         Stanley Tai                                    Vice President, Investments - Taiwan Branch
         Mark W. Talgo                                  Vice President
         Jonathan Wooley                                Vice President
         Robert Ziegler                                 Vice President
         Richard W. Zuccaro                             Vice President
         Catherine A. Marrion                           Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.


                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland


Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

New York Life Investment Management Institutional Funds(1)             Delaware

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                       Maryland

Monitor Capital Advisors Funds, LLC (3)                                Delaware

New York Life Insurance and Annuity Corporation                        Delaware

NYLIFE LLC                                                             Delaware
     Avanti Corporate Health Systems, Inc.                             Delaware
        Avanti of the District, Inc.                                   Maryland
     Eagle Strategies Corp.                                            Arizona

--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.


         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.



         (3) New York Life Investment Management LLC provides management services to Monitor Capital Advisors Funds, LLC (Large Cap Equity Index Fund), which is a Delaware limited liability company designed to provide investment results that correspond to the total return performance of the S&P 500 Composite Stock Index. The sole investor in this limited liability company is New York Life.



--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     New York Life International Investment Asia Ltd.                  Mauritius
     NYLUK I Company                                                   United Kingdom
         New York Life (U.K.) Limited                                  United Kingdom

         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             Gresham Unit Trust Managers                               United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
             WLIC                                                      United Kingdom
             W(UK)HC Limited                                           United Kingdom
             W Financial Services                                      United Kingdom
             W Home Loans                                              United Kingdom
             W Trust Managers                                          United Kingdom
             WIM                                                       United Kingdom
             WFMI                                                      United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYLIFE Administration Corp.                                       Texas
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     WellPath of Arizona Reinsurance Company                               Arizona
     NYLCare NC Holdings, Inc.                                             Delaware
     NYLIFE Refinery Inc.                                                  Delaware
     NYLIFE Securities Inc.                                                New York
     NYLIFE Structured Asset Management Company Ltd.                       Texas



     Prime Provider Corp.                                                  New York
         Prime Provider Corp. of Texas                                     Texas
     NYLINK Insurance Agency Incorporated                                  Delaware
         NYLINK Insurance Agency of Alabama, Incorporated                  Alabama
         NYLINK Insurance Agency of Hawaii, Incorporated                   Hawaii
         NYLINK Insurance Agency of Massachusetts, Incorporated            Massachusetts
         NYLINK Insurance Agency of Montana, Incorporated                  Montana
         NYLINK Insurance Agency of Nevada, Incorporated                   Nevada

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
    (NYLINK Insurance Agency subsidiaries cont.)
         NYLINK Insurance Agency of New Mexico, Incorporated           New Mexico


         NYLINK Insurance Agency of Washington, Incorporated           Washington

         NYLINK Insurance Agency of Wyoming, Incorporated              Wyoming


     NYLTEMPS Inc.                                                     Delaware

New York Life Investment Management Holdings LLC                       Delaware

     New York Life Benefit Services LLC                                Delaware
     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
     NYLIFE Distributors Inc.                                          Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
     Madison Capital Funding LLC                                       Delaware
     McMorgan & Company LLC                                            Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, Inc.                                      Delaware
    New York Life Securities Investment Consulting Co., Ltd.           Taiwan
New York Life International, LLC                                       Delaware
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operada FMA, S.A. de C.V.                                Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       Siam Commercial New York Life Insurance Public Company          Thailand                45.3%
          Limited (3)
    Siam Commercial New York Life Insurance Public Company             Thailand                23.73%
       Limited
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Limited                                    South Korea
    P.T. Asuransi Jiwa Sewu-New York Life (4)                          Indonesia                  50%
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Ltd.                          Mauritius
    New York Life Insurance (Philippines), Inc.                        Philippines
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                  99.99%
         Corporativo Seguros, S.A. de C.V.                             Mexico                  99.96%

    NYL International Reinsurance Company Ltd.                         Bermuda
New York Life BioVenture Partners LLC                                  Delaware
Silver Spring, LLC                                                     Delaware



         (3) Held through controlled Thai nominee holding company.


         (4) NYL takes the position that neither NYL nor any of its affiliates controls this entity. It is included for informational purposes only.

ITEM 27.          NUMBER OF CONTRACT OWNERS



    As of January 31, 2002, there were approximately 78,494 owners of Qualified Policies and 70,331 owners of Non-Qualified Policies offered under NYLIAC Variable Annuity Separate Account - III.



ITEM 28.          INDEMNIFICATION

      Reference is made to Article VIII of the Depositor's By-Laws.



      New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $150 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.


      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.          PRINCIPAL UNDERWRITERS

      (a) Investment companies (other than the Registrant) for which NYLIFE Distributors Inc. is currently acting as underwriter:

          NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Universal Life Separate Account-I
          NYLIAC VLI Separate Account

      (b) Directors and Officers.


      The business address of each director and officer of NYLIFE Distributors Inc. is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.



     Names of Directors and Officers                 Positions and Offices with Underwriter
     -------------------------------                 --------------------------------------
     Frank M. Boccio                                 Director
     Jefferson C. Boyce                              Director
     Michael G. Gallo                                Director and Senior Vice President
     Phillip J. Hildebrand                           Director
     Richard D. Levy                                 Director
     Robert D. Rock                                  Director and Senior Vice President
     Gary E. Wendlandt                               Director
     Stephen C. Roussin                              Director and Chairman
     Brian A. Lee                                    President
     Robert E. Brady                                 Director and Vice President
     Peter Moeller                                   Executive Vice President
     Patrick P. Boyle                                Senior Vice President
     Marc Brookmen                                   Senior Vice President
     Derek Burke                                     Chief Compliance Officer
     Jay S. Calhoun                                  Senior Vice President and Treasurer
     Thomas J. Warga                                 Senior Vice President and General Auditor
     Barbara McInerney                               Senior Vice President
     Wendy Fishler                                   Senior Vice President
     Stanley Metheney                                Senior Vice President
     David J. Krystel                                Vice President
     Linda M. Livornese                              Vice President
     Mary Marsden-Cochran                            Vice President
     Michael Quatela                                 Vice President
     Nathan Ronen                                    Vice President
     Richard Zuccaro                                 Vice President
     Albert Leier                                    Vice President - Financial Operations and Chief Financial Officer
     Scott T. Harrington                             Corporate Vice President
     Arphiela Arizmendi                              Corporate Vice President
     Antoinette B. Cirillo                           Corporate Vice President
     Thomas J. Murray, Jr.                           Corporate Vice President
     Robert A. Anselmi                               Secretary

      (c) Commissions and Other Compensation


     Name of                  New Underwriting             Compensation on
    Principal                   Discounts and               Redemption or                Brokerage
   Underwriter                   Commissions                Annuitization               Commission                Compensation
   -----------                   -----------                -------------               ----------                ------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-


ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 31.          MANAGEMENT SERVICES - Not applicable.


ITEM 32.          UNDERTAKINGS - Registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


      REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

    New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-III, hereby represents that the fees and charges deducted under the NYLIAC LifeStages Variable Annuity, LifeStages Access Variable Annuity, MainStay Access Variable Annuity, MainStay Plus Variable Annuity, LifeStages Essentials Variable Annuity, and MainStay Plus II Variable Annuity Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

      Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 12th day of April, 2002.


                                              NYLIAC VARIABLE ANNUITY
                                              SEPARATE ACCOUNT-III
                                                   (Registrant)

                                              By:  /s/ Robert D. Rock
                                                   -----------------------------
                                                   Robert D. Rock
                                                   Senior Vice President


                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)

                                              By:  /s/ Robert D. Rock
                                                   -----------------------------
                                                   Robert D. Rock
                                                   Senior Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:



     Gary G. Benanav*               Director

     Frank M. Boccio*               Director

     John A. Cullen*                Vice President and Controller (Principal
                                    Accounting Officer)

     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director

     Phillip J. Hildebrand*         Director

     Theodore A. Mathas*            Director

     Anne F. Pollack*               Director

     Robert D. Rock                 Director  /s/ Robert D. Rock April 12, 2002

     Frederick J. Sievert*          Director and President (Principal Executive
                                    Officer)

     Seymour Sternberg*             Director

     George J. Trapp*               Director


*By:      /s/ Robert D. Rock
      ----------------------------------
      Robert D. Rock
      Attorney-in-Fact

      April 12, 2002


* Pursuant to Powers of Attorney previously filed.

                                 Exhibit Index


Index Number                  Description

(9)                           Opinion and Consent of Thomas F. English, Esq.

(10)                          Consent of PricewaterhouseCoopers LLP